UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3618

Metropolitan Series Fund, Inc.

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

MICHAEL P. LAWLOR

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Copy to:

JOHN M. LODER, ESQ.

Ropes & Gray

Prudential Tower, 800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code: 617-578-4036

Date of fiscal year end: December 31

Date of reporting period: July 1, 2011 to September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Metropolitan Series Fund, Inc. Schedule of Investments	September 30, 2011

Metropolitan Series Fund, Inc.

Schedule of Investments as of September 30, 2011

Artio International Stock Portfolio	MSF-1
Barclays Capital Aggregate Bond Index Portfolio	MSF-5
BlackRock Aggressive Growth Portfolio	MSF-16
BlackRock Bond Income Portfolio	MSF-19
BlackRock Diversified Portfolio	MSF-32
BlackRock Large Cap Value Portfolio	MSF-47
BlackRock Legacy Large Cap Growth Portfolio	MSF-50
BlackRock Money Market Portfolio	MSF-53
Davis Venture Value Portfolio	MSF-56
FI Value Leaders Portfolio	MSF-60
Jennison Growth Portfolio	MSF-63
Loomis Sayles Small Cap Core Portfolio	MSF-66
Loomis Sayles Small Cap Growth Portfolio	MSF-71
Met/Artisan Mid Cap Value Portfolio	MSF-74
Met/Dimensional International Small Company Portfolio	MSF-77
MetLife Conservative Allocation Portfolio	MSF-115
MetLife Conservative to Moderate Allocation Portfolio	MSF-118
MetLife Mid Cap Stock Index Portfolio	MSF-122
MetLife Moderate Allocation Portfolio	MSF-129
MetLife Moderate to Aggressive Allocation Portfolio	MSF-133
MetLife Stock Index Portfolio	MSF-137
MFS Total Return Portfolio	MSF-145
MFS Value Portfolio	MSF-156
Morgan Stanley EAFE Index Portfolio	MSF-160
Neuberger Berman Genesis Portfolio	MSF-171
Neuberger Berman Mid Cap Value Portfolio	MSF-174
Oppenheimer Global Equity Portfolio	MSF-177
Russell 2000 Index Portfolio	MSF-180
T. Rowe Price Large Cap Growth Portfolio	MSF-198
T. Rowe Price Small Cap Growth Portfolio	MSF-203
Van Eck Global Natural Resources Portfolio	MSF-209
Western Asset Management Strategic Bond Opportunities Portfolio	MSF-211
Western Asset Management U.S. Government Portfolio	MSF-226
Zenith Equity Portfolio	MSF-232
Notes to Schedule of Investments	MSF-234

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Morgan Stanley sponsors the MSCI EAFE® Index, Barclays Capital sponsors the Barclays Capital U.S. Aggregate Bond Index, Standard & Poor’s sponsors the S&P 500® Index and the S&P 400 MidCap Index, and Frank Russell Company sponsors the Russell 2000® Index (together referred to as the “index sponsors”). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the Metropolitan Series Fund, Inc’s (the “Fund’s”) Portfolios (the “Portfolios”) or make any representation regarding the advisability of investing in the Portfolios. The index sponsors have no responsibility for and do not participate in the management of the Portfolio assets or sale of the Portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Metropolitan Series Fund, Inc. Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with Metropolitan Life Insurance Company and the Fund.

Metropolitan Series Fund, Inc.

Artio International Stock Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—93.1% of Net Assets

Security Description	Shares	Value

Australia—2.1%
Asciano Group (a)	1,012,835	$1,403,749
MAp Group	1,288,855	4,020,467
Newcrest Mining, Ltd. (a)	245,722	8,153,735

		13,577,951

Austria—0.4%
Erste Group Bank AG	97,566	2,496,415

Brazil—0.1%
Diagnosticos da America S.A. (b)	47,997	414,794

Canada—7.0%
Barrick Gold Corp. (a)	272,104	12,861,432
Cenovus Energy, Inc.	106,296	3,301,417
Goldcorp, Inc.	78,197	3,617,834
Ivanhoe Mines, Ltd. (b)	346,708	4,821,877
Pan American Silver Corp. (a)	28,872	784,462
Potash Corp. of Saskatchewan, Inc.	249,521	10,927,051
Suncor Energy, Inc. (a)	375,203	9,663,554

		45,977,627

China—5.4%
Anhui Conch Cement Co., Ltd. (a)	133,000	361,768
Baidu, Inc. (ADR) (a) (b)	97,524	10,426,291
Changsha Zoomlion Heavy Industry Science & Technology Development Co., Ltd. (a) (b)	3,034,020	3,350,512
China National Building Material Co., Ltd. (a)	940,000	794,591
Ctrip.com International, Ltd. (ADR) (a)	269,928	8,680,885
Dongfeng Motor Group Co., Ltd. (a)	2,674,000	3,545,296
Focus Media Holding, Ltd. (ADR) (a) (b)	87,560	1,470,133
Lianhua Supermarket Holdings Co., Ltd. (a)	1,281,600	1,817,055
Wumart Stores, Inc. (a)	1,706,000	3,346,081
Zhuzhou CSR Times Electric Co., Ltd. (a)	874,000	1,426,223

		35,218,835

Czech Republic—0.7%
Komercni Banka A.S.	22,922	4,285,985

Denmark—1.9%
Carlsberg A/S (Class B)	24,644	1,467,461
Novo Nordisk A/S	112,619	11,239,188

		12,706,649

Finland—0.2%
Fortum Oyj	63,578	1,498,821

France—9.2%
CFAO S.A.	65,613	2,361,922
Cie Generale d’Optique Essilor International S.A.	128,477	9,294,501
Danone	117,061	7,231,767
Eutelsat Communications S.A.	53,218	2,145,953
GDF Suez	115,570	3,465,730
lliad S.A. (a)	21,958	2,466,703
LVMH Moet Hennessy Louis Vuitton S.A.	75,761	10,085,037
PPR S.A.	26,952	3,490,192
Sanofi-Aventis S.A.	54,558	3,595,996
Schneider Electric S.A. (a)	143,417	7,751,041
SES S.A.	83,239	2,028,954

Security Description	Shares	Value

France—(Continued)
Technip S.A.	39,640	$3,184,501
Total S.A.	57,420	2,541,417
Vinci S.A.	23,591	1,016,880

		60,660,594

Germany—6.8%
BASF SE	27,831	1,695,137
Bayerische Motoren Werke AG	59,207	3,938,152
Brenntag AG (b)	26,238	2,290,287
Continental AG	23,150	1,335,444
Daimler AG	75,178	3,342,756
Deutsche Bank AG	104,871	3,667,959
E.ON AG	158,297	3,465,558
Fraport AG	200,253	11,730,895
Fresenius SE	104,361	9,297,582
Henkel AG & Co. KGaA	5,772	253,536
SAP AG	66,754	3,415,881

		44,433,187

Hong Kong—9.2%
Belle International Holdings, Ltd. (a)	7,223,000	12,365,095
China Merchants Holdings International Co., Ltd. (a)	1,862,468	5,015,712
China Resources Enterprise, Ltd. (a)	2,047,000	6,713,464
Geely Automobile Holdings, Ltd. (a)	9,255,000	1,994,965
Golden Eagle Retail Group, Ltd. (a)	1,827,000	3,739,233
Hang Lung Properties, Ltd. (a)	3,749,000	11,088,106
Intime Department Store Group Co., Ltd. (a)	3,102,000	3,531,783
L’Occitane International S.A. (a) (b)	1,323,841	2,670,508
Li & Fung, Ltd. (a)	2,144,000	3,537,445
Sands China, Ltd. (b)	1,664,800	3,830,588
The United Laboratories International Holdings, Ltd. (a)	1,138,000	854,421
Tingyi Cayman Islands Holding Corp. (a)	1,106,000	2,692,107
Wynn Macau, Ltd. (a) (b)	1,170,000	2,689,728

		60,723,155

India—6.7%
Adani Enterprises, Ltd.	417,229	4,384,674
Axis Bank, Ltd.	218,083	4,516,345
HDFC Bank, Ltd.	526,043	4,955,819
Housing Development Finance Corp.	303,679	3,926,866
ITC, Ltd.	1,440,333	5,769,395
JSW Steel, Ltd.	176,275	2,109,202
Larsen & Toubro, Ltd.	204,308	5,558,997
Mahindra & Mahindra, Ltd.	309,835	5,052,217
Mundra Port & Special Economic Zone, Ltd.	1,155,699	3,803,609
Reliance Capital, Ltd.	127,134	803,997
State Bank of India	80,809	3,128,436

		44,009,557

Ireland—1.4%
CRH plc (a)	127,957	2,004,362
Dragon Oil plc (a) (b)	948,041	7,036,580

		9,040,942

Israel—0.3%
Teva Pharmaceutical Industries, Ltd. (ADR)	56,285	2,094,928

MSF-1

Metropolitan Series Fund, Inc.

Artio International Stock Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Italy—1.9%
Buzzi Unicem S.p.A. (a)	73,902	$597,947
ENI S.p.A.	140,031	2,469,863
Fiat Industrial S.p.A. (b)	417,651	3,126,123
Saipem S.p.A.	177,038	6,231,328

		12,425,261

Japan—10.1%
Aisin Seiki Co., Ltd.	40,601	1,350,462
Asahi Glass Co., Ltd. (a)	210,000	2,049,870
Canon, Inc.	38,567	1,748,047
Daikin Industries, Ltd. (a)	14,432	413,328
Denso Corp.	37,990	1,219,073
Fanuc, Ltd. (a)	41,363	5,701,459
Honda Motor Co., Ltd. (a)	164,183	4,819,467
Isuzu Motors, Ltd.	795,000	3,407,878
Itochu Corp. (a)	273,757	2,617,739
KDDI Corp. (a)	362	2,489,150
Komatsu, Ltd. (a)	291,325	6,298,278
Mitsubishi Corp. (a)	122,719	2,502,053
Mitsubishi Electric Corp.	235,607	2,089,069
Mitsui & Co., Ltd. (a)	46,300	670,931
Nissan Motor Co., Ltd. (a)	430,000	3,804,459
Nitto Denko Corp. (a)	13,500	532,429
SMC Corp. (a)	24,600	3,596,425
Softbank Corp. (a)	111,100	3,256,019
Suzuki Motor Corp.	192,495	4,239,382
Toyota Motor Corp.	152,370	5,214,768
Unicharm Corp. (a)	177,010	8,506,132

		66,526,418

Mexico—0.2%
Grupo Financiero Banorte S.A.B. de C.V.	359,056	1,068,634

Netherlands—1.3%
ASML Holding NV	33,603	1,172,131
Heineken NV	49,950	2,240,819
ING Groep NV	763,737	5,395,850

		8,808,800

Norway—0.2%
Marine Harvest ASA (a) (b)	2,812,985	1,236,376

Russia—2.5%
Magnit OAO (GDR)	22,745	429,217
NovaTek OAO (GDR)	10,981	1,251,528
O’Key Group S.A. (GDR) (b)	85,875	545,260
Pharmstandard (GDR) (b)	82,862	1,567,894
Sberbank	2,956,259	6,392,895
VTB Bank OJSC (GDR)	1,441,394	5,922,921

		16,109,715

South Africa—0.3%
Shoprite Holdings, Ltd.	163,165	2,299,852

South Korea—2.1%
Celltrion, Inc.	235,380	8,651,975
Hyundai Motor Co.	30,170	5,292,245

		13,944,220

Security Description	Shares	Value

Sweden—1.1%
Atlas Copco AB (Series A) (a)	145,931	$2,593,046
Elekta AB (a)	122,507	4,619,972

		7,213,018

Switzerland—3.7%
Dufry AG	62,564	5,465,356
Flughafen Zuerich AG	3,825	1,440,973
Nobel Biocare Holding AG	147,673	1,481,045
Swatch Group AG (Class B)	14,366	4,715,266
SwissRe, Ltd. (b)	77,827	3,627,831
Syngenta AG	23,266	6,036,598
UBS AG	139,159	1,586,535

		24,353,604

United Kingdom—18.3%
AMEC plc	167,657	2,112,670
ARM Holdings plc	338,713	2,904,421
BG Group plc	740,490	14,126,848
BHP Billiton plc	604,709	16,053,353
Burberry Group plc	176,718	3,204,808
Cairn Energy plc (b)	283,451	1,230,728
Compass Group plc	411,185	3,331,220
Diageo plc	242,577	4,623,794
Hikma Pharmaceuticals plc	332,421	2,947,853
HSBC Holdings plc	887,575	6,777,090
Premier Oil plc (b)	446,798	2,406,188
Reckitt Benckiser Group plc	83,978	4,253,562
Rio Tinto plc	249,451	11,037,460
Rolls-Royce Holdings plc	429,832	3,948,355
Royal Dutch Shell plc (Class A)	485,217	15,077,142
Smith & Nephew plc	225,816	2,033,994
Vodafone Group plc	4,368,727	11,302,537
WPP plc	371,196	3,429,589
Xstrata plc	721,462	9,064,988

		119,866,600

Total Common Stock (Identified Cost $736,687,268)		610,991,938

Preferred Stock—1.5%

Germany—1.5%
Henkel AG & Co. KGaA	31,724	1,692,158
Volkswagen AG	62,062	8,242,352

Total Preferred Stock (Identified Cost $11,579,855)		9,934,510

MSF-2

Metropolitan Series Fund, Inc.

Artio International Stock Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Short Term Investments—23.3%

Security Description	Shares/Par Amount	Value

United States—23.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $6,867,006 on 10/03/11, collateralized by $6,910,000 Federal Home Loan Mortgage Corp. due 11/10/20 with a value of $7,005,013.	$6,867,000	$6,867,000
State Street Navigator Securities Lending Prime Portfolio (c)	146,303,726	146,303,726

Total Short Term Investments (Identified Cost $153,170,726)		153,170,726

Total Investments—117.9% (Identified Cost $901,437,849) (d)		774,097,174
Liabilities in excess of other assets		(117,425,852)

Net Assets—100.0%		$656,671,322

(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $136,327,654 and the collateral received consisted of cash in the amount of $146,303,726. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $901,437,849. The aggregate unrealized appreciation and depreciation of investments was $10,815,402 and $(138,156,077), respectively, resulting in net unrealized depreciation of $(127,340,675) for federal income tax purposes.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depository Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

Ten Largest Industries as of September 30, 2011	% of Net Assets
Metals & Mining	10.3%
Oil, Gas & Consumable Fuels	9.0%
Automobiles	8.1%
Commercial Banks	6.0%
Pharmaceuticals	4.7%
Health Care Equipment & Supplies	4.1%
Transportation Infrastructure	4.0%
Specialty Retail	3.1%
Machinery	3.0%
Chemicals	2.9%

Forward Contracts
Forward Foreign Currency Contracts	Counterparty	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of September 30, 2011	Unrealized Appreciation/ (Depreciation)
Euro (bought)	Deutsche Bank AG	12/21/2011	8,718,702	$11,888,638	$11,721,941	$(166,697)
Euro (bought)	Credit Suisse	12/21/2011	9,792,669	13,357,161	13,165,846	(191,315)
Euro (sold)	Credit Suisse	12/21/2011	7,580,250	10,511,873	10,191,338	320,535
Euro (sold)	Credit Suisse	12/21/2011	8,751,205	12,061,085	11,765,640	295,445
Euro (sold)	Deutsche Bank AG	12/21/2011	14,247,416	19,621,755	19,155,074	466,681
Euro (sold)	Deutsche Bank AG	12/21/2011	15,519,183	21,490,189	20,864,912	625,277
Euro (sold)	Deutsche Bank AG	12/21/2011	16,078,001	22,050,030	21,616,221	433,809
Euro (sold)	UBS AG	12/21/2011	26,177,214	35,160,119	35,194,203	(34,084)
Swiss Franc (sold)	Goldman Sachs & Co.	12/21/2011	6,364,708	7,301,991	7,044,305	257,686
Swiss Franc (sold)	UBS AG	12/21/2011	6,550,145	7,438,064	7,249,542	188,522

Net Unrealized Appreciation						$2,195,859

MSF-3

Metropolitan Series Fund, Inc.

Artio International Stock Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$13,577,951	$—	$13,577,951
Austria	—	2,496,415	—	2,496,415
Brazil	—	414,794	—	414,794
Canada	45,977,627	—	—	45,977,627
China	20,577,309	14,641,526	—	35,218,835
Czech Republic	—	4,285,985	—	4,285,985
Denmark	—	12,706,649	—	12,706,649
Finland	—	1,498,821	—	1,498,821
France	—	60,660,594	—	60,660,594
Germany	—	44,433,187	—	44,433,187
Hong Kong	—	60,723,155	—	60,723,155
India	—	44,009,557	—	44,009,557
Ireland	—	9,040,942	—	9,040,942
Israel	2,094,928	—	—	2,094,928
Italy	—	12,425,261	—	12,425,261
Japan	—	66,526,418	—	66,526,418
Mexico	1,068,634	—	—	1,068,634
Netherlands	—	8,808,800	—	8,808,800
Norway	—	1,236,376	—	1,236,376
Russia	—	16,109,715	—	16,109,715
South Africa	—	2,299,852	—	2,299,852
South Korea	—	13,944,220	—	13,944,220
Sweden	—	7,213,018	—	7,213,018
Switzerland	—	24,353,604	—	24,353,604
United Kingdom	—	119,866,600	—	119,866,600
Total Common Stock	69,718,498	541,273,440	—	610,991,938
Preferred Stock
Germany	—	9,934,510	—	9,934,510
Short Term Investments
United States	146,303,726	6,867,000	—	153,170,726
Total Investments	$216,022,224	$558,074,950	$—	$774,097,174

Forward Contracts*
Forward Foreign Currency Contracts (Appreciation)	$—	$2,587,955	$—	$2,587,955
Forward Foreign Currency Contracts (Depreciation)	—	(392,096)	—	(392,096)
Total Forward Contracts (Net Unrealized Appreciation)	—	2,195,859	—	2,195,859

*	Derivative instruments such as forward contracts are valued based on the unrealized appreciation/depreciation of the instrument.

MSF-4

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—72.9% of Net Assets

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—32.9%
Fannie Mae 15 Yr. Pool 3.500%, 02/01/26	$3,856,186	$4,030,576
3.500%, 03/01/26	2,896,742	3,027,743
4.000%, 04/01/19	793,606	845,700
4.000%, 05/01/19	1,401,294	1,493,275
4.000%, 01/01/20	963,848	1,024,748
4.000%, 06/01/24	2,587,892	2,729,925
4.000%, 08/01/25	4,069,722	4,294,376
4.500%, 07/01/18	1,774,974	1,898,425
4.500%, 05/01/19	487,346	522,483
4.500%, 08/01/24	2,909,082	3,097,667
4.500%, 06/01/25	3,698,021	3,939,871
5.000%, 06/01/18	438,467	473,116
5.000%, 01/01/19	776,012	838,820
5.000%, 02/01/20	1,033,202	1,116,076
5.000%, 01/01/22	1,396,846	1,506,992
5.000%, 02/01/24	3,658,833	3,939,096
5.500%, 11/01/17	455,839	494,943
5.500%, 02/01/18	186,833	203,254
5.500%, 04/01/18	1,152,422	1,253,710
6.000%, 09/01/13	126,568	136,836
6.000%, 10/01/13	77,821	84,134
6.000%, 03/01/14	17,787	19,295
6.000%, 06/01/14	3,897	4,227
6.000%, 07/01/14	25,554	27,719
6.000%, 09/01/14	7,987	8,664
6.000%, 09/01/17	462,887	502,887
6.500%, 01/01/13	2,167	2,226
6.500%, 04/01/13	218	226
6.500%, 06/01/13	11,225	11,731
6.500%, 07/01/13	106	111
6.500%, 06/01/14	5,143	5,467
6.500%, 04/01/17	1,297,150	1,409,138
7.000%, 04/01/12	533	538
7.000%, 02/01/14	1,697	1,716
7.500%, 08/01/15	8,903	9,678
Fannie Mae 20 Yr. Pool 4.000%, 02/01/31	2,851,916	3,008,859
4.500%, 08/01/30	2,473,964	2,632,177
5.000%, 02/01/24	935,171	1,020,236
5.000%, 09/01/25	921,957	1,000,040
5.500%, 07/01/23	561,378	614,492
5.500%, 01/01/24	320,210	350,506
5.500%, 07/01/24	969,226	1,059,968
7.000%, 10/01/21	45,383	52,197
Fannie Mae 30 Yr. Pool 3.500%, 12/01/40	5,162,089	5,306,482
4.000%, 08/01/39	3,564,968	3,738,023
4.000%, 09/01/39	3,660,513	3,838,206
4.000%, 06/01/40	4,324,803	4,535,544
4.000%, 09/01/40	3,881,680	4,070,828
4.000%, 12/01/40	12,659,117	13,275,977
4.000%, 01/01/41	5,876,386	6,163,617
4.500%, 08/01/33	915,229	975,308
4.500%, 10/01/33	1,544,591	1,645,983
4.500%, 04/01/34	1,212,351	1,292,006
4.500%, 01/01/39	2,594,633	2,754,070
4.500%, 07/01/39	5,999,121	6,371,297

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 09/01/39	$11,185,004	$11,878,904
4.500%, 10/01/39	3,854,486	4,093,612
4.500%, 05/01/40	4,329,710	4,599,677
4.500%, 10/01/40	5,471,400	5,812,555
4.500%, 12/01/40	4,793,846	5,092,754
4.500%, 04/01/41	6,655,558	7,090,289
4.500%, 05/01/41	3,345,306	3,563,817
5.000%, 07/01/33	1,002,368	1,079,475
5.000%, 08/01/33	1,619,668	1,744,261
5.000%, 09/01/33	1,244,770	1,340,524
5.000%, 10/01/33	5,768,830	6,212,598
5.000%, 03/01/34	1,376,055	1,481,908
5.000%, 04/01/34	3,126,418	3,367,121
5.000%, 05/01/34	806,710	868,865
5.000%, 09/01/34	1,537,944	1,656,439
5.000%, 02/01/35	1,630,913	1,756,571
5.000%, 04/01/35	1,282,988	1,381,791
5.000%, 05/01/35	626,041	674,253
5.000%, 11/01/35	1,175,783	1,266,330
5.000%, 03/01/36	4,081,449	4,395,763
5.000%, 07/01/37	3,995,484	4,300,448
5.000%, 01/01/39	4,468,308	4,805,614
5.000%, 04/01/40	6,521,958	7,056,367
5.500%, 10/01/32	295,344	321,815
5.500%, 02/01/33	761,972	830,443
5.500%, 03/01/33	1,670,253	1,820,343
5.500%, 05/01/33	3,353,648	3,655,009
5.500%, 08/01/33	2,744,531	2,991,156
5.500%, 10/01/33	323,048	352,077
5.500%, 12/01/33	2,767,131	3,015,788
5.500%, 02/01/34	1,441,235	1,572,086
5.500%, 03/01/34	844,880	921,587
5.500%, 04/01/34	515,291	562,074
5.500%, 05/01/34	1,041,917	1,136,514
5.500%, 09/01/34	1,157,983	1,263,118
5.500%, 12/01/34	3,153,587	3,439,905
5.500%, 01/01/35	953,231	1,039,776
5.500%, 02/01/35	1,970,017	2,148,877
5.500%, 04/01/35	1,129,744	1,232,269
5.500%, 06/01/35	4,135,801	4,511,130
5.500%, 06/13/35 (a)	831,870	906,717
5.500%, 01/01/37	2,883,647	3,133,631
5.500%, 05/01/37	1,308,553	1,421,991
5.500%, 05/01/38	1,784,776	1,938,264
5.500%, 06/01/38	1,695,270	1,841,060
5.500%, 07/01/38	2,121,126	2,303,539
6.000%, 08/01/28	12,715	14,004
6.000%, 11/01/28	4,278	4,712
6.000%, 12/01/28	4,411	4,859
6.000%, 06/01/31	82,480	90,847
6.000%, 09/01/32	419,813	464,489
6.000%, 01/01/33	166,598	184,327
6.000%, 02/01/33	356,185	394,212
6.000%, 03/01/33	216,147	239,223
6.000%, 04/01/33	640,675	709,074
6.000%, 05/01/33	919,642	1,017,825
6.000%, 05/01/34	1,416,849	1,568,281

MSF-5

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 6.000%, 09/01/34	$711,395	$787,428
6.000%, 11/01/34	1,811,710	2,005,344
6.000%, 01/01/35	592,414	653,846
6.000%, 07/01/36	941,605	1,034,837
6.000%, 09/01/36	1,338,366	1,470,883
6.000%, 07/01/37	1,741,418	1,911,756
6.000%, 08/01/37	2,246,220	2,465,935
6.000%, 09/01/37	4,554,119	4,999,583
6.000%, 10/01/37	2,603,912	2,858,616
6.000%, 12/01/38	2,326,654	2,553,179
6.500%, 05/01/28	177,679	199,327
6.500%, 12/01/28	625,553	701,767
6.500%, 03/01/29	16,492	18,502
6.500%, 04/01/29	76,680	86,022
6.500%, 05/01/29	12,816	14,378
6.500%, 08/01/29	2,346	2,632
6.500%, 05/01/30	64,052	71,856
6.500%, 09/01/31	32,066	35,965
6.500%, 02/01/32	8,522	9,846
6.500%, 06/01/32	108,441	121,630
6.500%, 09/01/33	159,622	179,136
6.500%, 10/01/33	302,220	339,167
6.500%, 10/01/34	1,006,064	1,129,058
6.500%, 10/01/37	1,383,133	1,539,327
7.000%, 06/01/26	1,341	1,537
7.000%, 06/01/28	47,797	54,762
7.000%, 10/01/29	27,957	32,034
7.000%, 12/01/29	4,379	5,018
7.000%, 01/01/32	141,767	162,149
7.000%, 04/01/32	48,789	55,715
7.000%, 06/01/32	174,961	199,795
7.000%, 10/01/37	868,139	987,736
7.500%, 09/01/25	11,765	13,625
7.500%, 06/01/26	14,060	15,982
7.500%, 09/01/27	1,182	1,345
7.500%, 11/01/27	455	518
7.500%, 08/01/28	456	531
7.500%, 07/01/29	31,128	35,418
7.500%, 10/01/29	11,795	13,425
8.000%, 10/01/26	755	882
8.000%, 11/01/29	507	593
8.000%, 05/01/30	35,052	39,937
8.000%, 11/01/30	8,509	9,695
8.000%, 01/01/31	11,333	12,912
8.000%, 02/01/31	16,203	18,461
Fannie Mae ARM Pool 3.487%, 05/01/41 (a)	4,443,904	4,663,047
5.298%, 11/01/36 (a)	716,112	767,989
5.437%, 03/01/36 (a)	1,275,918	1,365,827
Freddie Mac 15 Yr. Gold Pool 3.500%, 12/01/25	4,637,314	4,834,727
4.000%, 06/01/19	960,865	1,021,433
4.000%, 05/01/25	5,194,430	5,471,096
4.000%, 08/01/25	3,256,754	3,430,216
4.000%, 10/01/25	2,316,596	2,439,983
4.500%, 09/01/18	1,115,163	1,191,728
4.500%, 10/01/18	1,915,782	2,047,316

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool 4.500%, 04/01/19	$1,928,469	$2,062,677
4.500%, 06/01/19	1,081,593	1,156,865
4.500%, 08/01/19	354,242	378,895
5.000%, 05/01/18	2,680,017	2,883,551
5.000%, 12/01/18	656,125	705,954
5.000%, 06/01/19	1,080,962	1,165,796
5.500%, 11/01/17	296,478	320,578
5.500%, 01/01/24	2,351,929	2,540,304
6.000%, 04/01/16	17,606	18,998
6.000%, 05/01/17	260,751	282,092
7.000%, 12/01/15	5,929	6,399
7.500%, 03/01/16	23,289	25,352
Freddie Mac 20 Yr. Gold Pool 4.000%, 01/01/31	2,900,722	3,061,038
4.500%, 05/01/29	1,890,772	2,011,914
5.000%, 03/01/27	839,549	886,624
Freddie Mac 30 Yr. Gold Pool 4.000%, 06/01/39	4,984,393	5,219,097
4.000%, 12/01/39	4,264,755	4,465,573
4.000%, 11/01/40	4,929,497	5,162,438
4.000%, 04/01/41	3,501,681	3,668,716
4.500%, 10/01/35	2,489,011	2,648,000
4.500%, 11/01/35 (a)	1,074,121	1,142,732
4.500%, 03/01/39	3,979,592	4,215,065
4.500%, 04/01/39	4,501,876	4,768,253
4.500%, 09/01/39	3,760,999	3,983,538
4.500%, 11/01/39	3,780,083	4,003,751
4.500%, 01/01/40	2,548,714	2,699,571
4.500%, 05/01/40	4,197,976	4,446,452
4.500%, 11/01/40	3,585,650	3,797,882
4.500%, 02/01/41	2,919,039	3,099,123
4.500%, 06/01/41	2,868,634	3,045,608
5.000%, 10/01/33	1,847,010	1,985,170
5.000%, 03/01/34	608,375	653,857
5.000%, 08/01/35	3,786,135	4,069,382
5.000%, 09/01/35	1,885,079	2,026,105
5.000%, 10/01/35	1,532,610	1,647,268
5.000%, 01/01/36	2,824,812	3,036,140
5.000%, 04/01/38	3,094,520	3,316,427
5.000%, 11/01/39	5,342,300	5,744,714
5.000%, 05/01/40	8,058,092	8,702,145
5.500%, 05/01/29	113,148	123,128
5.500%, 06/01/34	2,112,171	2,298,477
5.500%, 10/01/35	1,536,381	1,671,997
5.500%, 12/01/35	3,107,795	3,382,121
5.500%, 01/01/36	3,390,197	3,689,450
5.500%, 12/01/37	2,705,211	2,931,811
5.500%, 04/01/38	2,426,847	2,627,634
5.500%, 07/01/38	2,259,812	2,446,779
5.500%, 08/01/38	4,101,769	4,441,132
6.000%, 11/01/28	32,030	35,275
6.000%, 12/01/28	25,018	27,553
6.000%, 02/01/29	59,272	65,290
6.000%, 04/01/29	20,215	22,267
6.000%, 05/01/29	2,348	2,586
6.000%, 06/01/31	7,594	8,366
6.000%, 07/01/31	3,426	3,774

MSF-6

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 6.000%, 08/01/31	$52,332	$57,655
6.000%, 09/01/31	211,588	233,107
6.000%, 04/01/32	451,854	497,299
6.000%, 11/01/32	144,503	159,036
6.000%, 06/01/34	711,114	782,581
6.000%, 11/01/35	488,352	537,113
6.000%, 02/01/36	1,186,894	1,302,068
6.000%, 08/01/36	1,078,710	1,183,385
6.000%, 10/01/36	1,661,543	1,822,775
6.000%, 11/01/36	1,169,414	1,282,891
6.000%, 01/01/37	1,841,237	2,019,906
6.000%, 02/01/38	1,643,683	1,802,158
6.000%, 04/01/40	3,149,969	3,453,673
6.500%, 10/01/29	34,202	38,505
6.500%, 02/01/30	19,470	21,919
6.500%, 08/01/31	34,739	39,019
6.500%, 10/01/31	18,436	20,707
6.500%, 11/01/31	79,127	88,876
6.500%, 03/01/32	1,127,787	1,266,734
6.500%, 04/01/32	1,093,268	1,227,962
6.500%, 09/01/36	1,947,573	2,182,314
6.500%, 11/01/37	4,229,197	4,738,490
7.000%, 12/01/27	4,127	4,648
7.000%, 11/01/28	11,204	12,616
7.000%, 04/01/29	11,106	12,508
7.000%, 05/01/29	2,598	2,926
7.000%, 06/01/29	16,706	18,815
7.000%, 07/01/29	6,064	6,830
7.000%, 01/01/31	117,603	132,239
7.000%, 12/01/31	47,854	53,810
7.500%, 08/01/24	38,892	44,876
7.500%, 10/01/27	27,203	31,577
7.500%, 10/01/29	39,029	43,960
7.500%, 05/01/30	17,989	20,267
8.000%, 02/01/27	9,210	10,906
8.000%, 10/01/28	16,326	19,288
Freddie Mac ARM Non-Gold Pool 3.624%, 11/01/39 (a)	3,951,481	4,138,944
4.983%, 08/01/36 (a)	866,672	910,564
Ginnie Mae I 15 Yr. Pool 5.000%, 10/15/20	1,030,403	1,116,725
5.000%, 01/15/21	950,466	1,029,566
Ginnie Mae I 30 Yr. Pool 4.000%, 07/15/39	2,810,063	3,009,894
4.000%, 03/15/41	2,937,111	3,145,338
4.500%, 01/15/39	2,963,833	3,228,085
4.500%, 04/15/39	2,290,070	2,494,251
4.500%, 05/15/39	6,235,312	6,791,247
4.500%, 08/15/39	3,349,541	3,648,183
4.500%, 01/15/40	4,381,119	4,771,585
4.500%, 04/15/40	4,456,735	4,853,939
4.500%, 02/15/41	2,895,430	3,153,377
4.500%, 04/15/41	3,685,800	4,014,160
5.000%, 12/15/35	1,375,584	1,514,487
5.000%, 12/15/36	1,400,928	1,539,387
5.000%, 02/15/39	2,559,605	2,813,046
5.000%, 08/15/39	6,742,054	7,409,623

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 5.000%, 09/15/39	$1,783,223	$1,959,790
5.000%, 12/15/39	2,771,831	3,046,285
5.000%, 05/15/40	5,554,715	6,105,074
5.500%, 03/15/36	1,386,664	1,535,070
5.500%, 01/15/37	2,328,012	2,575,430
5.500%, 11/15/37	2,216,598	2,452,175
5.500%, 09/15/38	2,073,824	2,294,981
5.500%, 08/15/39	5,304,280	5,869,906
6.000%, 01/15/29	16,454	18,588
6.000%, 01/15/33	602,061	677,024
6.000%, 03/15/35	745,293	835,716
6.000%, 12/15/35	703,898	789,299
6.000%, 06/15/36	1,093,876	1,224,001
6.000%, 09/15/36	1,382,851	1,547,353
6.000%, 07/15/38	3,942,522	4,409,600
6.500%, 05/15/23	5,723	6,485
6.500%, 02/15/27	82,945	94,417
6.500%, 07/15/28	19,419	21,927
6.500%, 08/15/28	29,455	33,259
6.500%, 11/15/28	20,303	22,925
6.500%, 12/15/28	12,709	14,351
6.500%, 07/15/29	5,255	5,936
6.500%, 07/15/32	59,448	67,125
6.500%, 05/15/36	573,281	645,123
7.000%, 01/15/28	5,004	5,837
7.000%, 04/15/28	3,924	4,577
7.000%, 05/15/28	26,879	31,354
7.000%, 06/15/28	14,232	16,603
7.000%, 10/15/28	13,799	16,096
7.000%, 06/15/29	6,339	7,391
7.000%, 09/15/29	23,992	27,974
7.000%, 01/15/31	1,531	1,785
7.000%, 03/15/31	32,644	38,071
7.000%, 07/15/31	1,002,766	1,169,477
7.000%, 08/15/31	152,116	177,406
7.000%, 02/15/32	95,642	110,662
7.000%, 07/15/32	61,986	71,720
7.500%, 08/15/29	25,555	27,001
7.500%, 04/15/30	9,563	11,239
8.000%, 08/15/26	5,180	6,114
8.000%, 09/15/26	6,739	7,954
8.000%, 05/15/27	5,008	5,925
8.000%, 06/15/29	52,439	62,258
9.000%, 11/15/24	27,248	31,873
Ginnie Mae II 30 Yr. Pool 4.000%, 11/20/40	4,722,066	5,058,976
4.000%, 12/20/40	3,430,954	3,675,746
4.500%, 08/20/40	5,335,960	5,803,197
4.500%, 12/20/40	2,777,509	3,020,718
4.500%, 04/20/41	3,286,448	3,574,137
5.000%, 08/20/40	2,522,751	2,774,877
5.000%, 10/20/40	2,423,972	2,666,227
6.500%, 06/20/31	64,517	72,728
6.500%, 11/20/38	2,485,330	2,788,670
7.500%, 02/20/28	7,074	8,257

		570,431,829

MSF-7

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Federal Agencies—6.0%
Federal Home Loan Bank 0.875%, 08/22/12	$5,950,000	$5,981,309
3.625%, 10/18/13 (b)	2,770,000	2,948,286
4.875%, 05/17/17 (b)	4,420,000	5,242,045
5.250%, 06/18/14	9,500,000	10,686,103
5.375%, 05/18/16	2,900,000	3,452,586
Federal Home Loan Mortgage Corp. 1.375%, 02/25/14 (b)	16,700,000	17,027,856
3.500%, 05/29/13 (b)	7,120,000	7,485,937
4.750%, 01/19/16 (b)	2,850,000	3,291,186
5.125%, 11/17/17	3,530,000	4,243,971
5.250%, 04/18/16	4,280,000	5,057,832
5.625%, 11/23/35	1,040,000	1,161,880
6.750%, 03/15/31	965,000	1,452,245
Federal National Mortgage Association 1.000%, 09/23/13 (b)	4,940,000	4,996,356
2.875%, 12/11/13 (b)	9,480,000	9,973,003
4.125%, 04/15/14	2,350,000	2,559,033
4.375%, 03/15/13 (b)	4,650,000	4,917,820
5.375%, 06/12/17 (b)	4,250,000	5,138,195
6.625%, 11/15/30 (b)	2,450,000	3,636,379
Tennessee Valley Authority 5.250%, 09/15/39	3,350,000	4,276,867
6.000%, 03/15/13	1,000,000	1,078,884

		104,607,773

U.S. Treasury—34.0%
U.S. Treasury Bonds 3.500%, 02/15/39 (b)	2,080,000	2,312,107
3.750%, 08/15/41 (b)	1,830,000	2,131,657
3.875%, 08/15/40 (b)	10,380,000	12,335,073
4.250%, 11/15/40	7,280,000	9,208,545
4.375%, 11/15/39	3,900,000	5,013,606
4.375%, 05/15/40 (b)	5,220,000	6,721,690
4.375%, 05/15/41	5,850,000	7,559,311
4.500%, 02/15/36 (b)	5,675,000	7,346,855
4.500%, 05/15/38 (b)	4,950,000	6,446,781
5.000%, 05/15/37	2,760,000	3,843,824
5.250%, 02/15/29	750,000	1,024,215
5.375%, 02/15/31 (b)	7,075,000	9,957,001
5.500%, 08/15/28 (b)	6,920,000	9,665,787
6.250%, 08/15/23 (b)	7,700,000	10,974,271
6.375%, 08/15/27 (b)	2,800,000	4,210,528
6.500%, 11/15/26	1,000,000	1,506,410
7.125%, 02/15/23	6,100,000	9,201,667
7.250%, 08/15/22 (b)	6,120,000	9,242,180
7.875%, 02/15/21 (b)	4,450,000	6,788,208
8.000%, 11/15/21 (b)	2,920,000	4,560,719
8.125%, 08/15/19 (b)	2,645,000	3,939,701
8.125%, 08/15/21	1,250,000	1,956,275
8.500%, 02/15/20 (b)	6,700,000	10,320,546
8.750%, 08/15/20	1,000,000	1,578,960
8.875%, 02/15/19 (b)	10,215,000	15,543,144
9.125%, 05/15/18 (b)	1,600,000	2,397,056
9.250%, 02/15/16	1,375,000	1,876,999
U.S. Treasury Notes 0.625%, 07/15/14 (b)	10,000,000	10,059,900

Security Description	Par Amount	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes 0.750%, 09/15/13 (b)	$16,000,000	$16,143,361
0.750%, 12/15/13 (b)	5,000,000	5,047,350
1.250%, 04/15/14 (b)	23,810,000	24,328,582
1.375%, 11/15/12 (b)	6,000,000	6,079,500
1.375%, 02/15/13 (b)	9,000,000	9,140,040
1.375%, 05/15/13	10,000,000	10,178,200
1.875%, 06/30/15	6,700,000	7,008,200
2.000%, 11/30/13 (b)	6,000,000	6,216,180
2.125%, 05/31/15 (b)	12,000,000	12,660,480
2.125%, 08/15/21 (b)	4,050,000	4,121,037
2.375%, 08/31/14	9,950,000	10,507,896
2.375%, 10/31/14 (b)	21,000,000	22,229,970
2.375%, 02/28/15	15,000,000	15,922,950
2.375%, 03/31/16 (b)	20,560,000	21,958,697
2.500%, 04/30/15	5,980,000	6,385,683
2.625%, 06/30/14	12,000,000	12,724,439
2.625%, 02/29/16	2,510,000	2,707,211
2.625%, 08/15/20	6,000,000	6,424,440
2.750%, 05/31/17	9,840,000	10,715,760
2.875%, 01/31/13 (b)	6,000,000	6,209,640
3.000%, 08/31/16 (b)	8,350,000	9,174,646
3.000%, 02/28/17 (b)	10,540,000	11,609,916
3.125%, 05/15/19 (b)	3,000,000	3,341,880
3.250%, 05/31/16 (b)	8,230,000	9,126,906
3.375%, 11/30/12 (b)	7,010,000	7,267,548
3.375%, 06/30/13 (b)	4,650,000	4,902,449
3.500%, 05/31/13	9,170,000	9,658,945
3.500%, 02/15/18	4,000,000	4,542,840
3.625%, 02/15/20 (b)	17,190,000	19,844,308
3.750%, 11/15/18	4,550,000	5,263,804
3.875%, 05/15/18 (b)	4,700,000	5,457,499
4.000%, 11/15/12 (b)	7,250,000	7,557,617
4.000%, 02/15/14 (b)	15,010,000	16,298,009
4.000%, 08/15/18 (b)	9,620,000	11,272,620
4.250%, 09/30/12 (b)	5,000,000	5,201,050
4.250%, 08/15/13	14,980,000	16,086,721
4.250%, 11/15/13 (b)	5,460,000	5,913,398
4.250%, 08/15/14	4,430,000	4,913,801
4.250%, 08/15/15	2,300,000	2,614,640
4.250%, 11/15/17	4,700,000	5,541,864
4.500%, 11/15/15	8,950,000	10,321,318
4.500%, 02/15/16 (b)	4,520,000	5,237,414
4.875%, 08/15/16 (b)	8,330,000	9,902,621
5.125%, 05/15/16	4,830,000	5,765,185

		591,249,631

Total U.S. Treasury & Government Agencies (Identified Cost $1,171,076,049)		1,266,289,233

Corporate Bonds & Notes—21.5%

Aerospace & Defense—0.5%
Honeywell International, Inc. 5.000%, 02/15/19	2,000,000	2,315,872
Lockheed Martin Corp. 4.121%, 03/14/13 (b)	2,800,000	2,946,388

MSF-8

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Aerospace & Defense—(Continued)
Northrop Grumman Systems Corp. 7.750%, 02/15/31 (b)	$515,000	$729,968
Raytheon Co. 3.125%, 10/15/20	1,000,000	988,035
The Boeing Co. 7.250%, 06/15/25	460,000	624,155
United Technologies Corp. 4.875%, 05/01/15	900,000	1,008,926
7.500%, 09/15/29	200,000	279,544

		8,892,888

Air Freight & Logistics—0.1%
United Parcel Service, Inc. 5.125%, 04/01/19 (b)	760,000	917,071

Beverages—0.3%
Anheuser-Busch Cos., Inc. 5.000%, 01/15/15	1,950,000	2,164,867
6.450%, 09/01/37	880,000	1,157,500
Pepsi Bottling Group, Inc. 7.000%, 03/01/29	300,000	416,828
PepsiCo., Inc. 5.000%, 06/01/18	1,000,000	1,160,674
The Coca-Cola Co. 3.150%, 11/15/20 (b)	280,000	288,316

		5,188,185

Biotechnology—0.2%
Amgen, Inc. 5.700%, 02/01/19 (b)	850,000	1,011,803
6.150%, 06/01/18	1,650,000	2,003,085

		3,014,888

Building Products—0.1%
CRH America, Inc. 6.000%, 09/30/16 (b)	900,000	963,975

Capital Markets—2.3%
BlackRock, Inc. 3.500%, 12/10/14	1,500,000	1,577,619
Credit Suisse 5.000%, 05/15/13	1,300,000	1,341,777
Credit Suisse USA, Inc. 5.375%, 03/02/16 (b)	1,550,000	1,664,723
7.125%, 07/15/32	800,000	916,573
Deutsche Telekom International Finance BV 5.750%, 03/23/16	460,000	509,584
8.750%, 06/15/30 (a)	1,000,000	1,327,202
European Investment Bank 1.625%, 03/15/13 (b)	1,950,000	1,981,128
4.875%, 02/15/36	3,700,000	4,492,474
5.125%, 05/30/17 (b)	1,750,000	2,091,514
Merrill Lynch & Co., Inc. 6.050%, 05/16/16	2,000,000	1,783,971
6.500%, 07/15/18	200,000	185,186
Morgan Stanley 4.750%, 04/01/14 (b)	1,515,000	1,440,596

Security Description	Par Amount	Value

Capital Markets—(Continued)
Morgan Stanley 5.300%, 03/01/13	$1,800,000	$1,805,889
5.625%, 09/23/19	1,900,000	1,783,243
7.250%, 04/01/32	1,850,000	2,028,514
Nomura Holdings, Inc. 6.700%, 03/04/20	1,325,000	1,485,141
The Bank of New York Mellon Corp. 5.450%, 05/15/19	2,000,000	2,297,947
The Bear Stearns Cos., LLC 5.700%, 11/15/14	900,000	978,235
The Goldman Sachs Group, Inc. 5.700%, 09/01/12	1,000,000	1,028,296
6.000%, 06/15/20	2,000,000	2,064,213
6.125%, 02/15/33	2,075,000	2,009,212
6.250%, 09/01/17	760,000	790,361
6.450%, 05/01/36	2,000,000	1,786,427
UBS Preferred Funding Trust V 6.243%, 05/29/49 (a)	1,000,000	730,000
Verizon Global Funding Corp. 7.750%, 12/01/30	1,000,000	1,359,424

		39,459,249

Chemicals—0.3%
E. I. du Pont de Nemours & Co. 5.600%, 12/15/36	1,000,000	1,216,621
6.000%, 07/15/18 (b)	1,000,000	1,208,303
Potash Corp of Saskatchewan, Inc. 4.875%, 03/30/20	970,000	1,095,518
Praxair, Inc. 4.375%, 03/31/14	810,000	873,643
6.375%, 04/01/12	80,000	82,244
The Dow Chemical Co. 9.400%, 05/15/39	650,000	988,954

		5,465,283

Commercial Banks—2.3%
American Express Bank FSB 5.500%, 04/16/13	2,700,000	2,844,662
Barclays Bank plc 5.000%, 09/22/16 (b)	1,750,000	1,753,802
5.200%, 07/10/14	900,000	920,369
Deutsche Bank AG 3.875%, 08/18/14 (b)	620,000	632,730
6.000%, 09/01/17 (b)	1,500,000	1,627,839
Fifth Third Bancorp 8.250%, 03/01/38	1,175,000	1,399,308
HSBC Holdings plc 5.250%, 12/12/12	2,050,000	2,097,553
6.500%, 09/15/37	905,000	877,593
JPMorgan Chase Bank N.A. 6.000%, 10/01/17	2,700,000	2,903,578
Kreditanstalt fuer Wiederaufbau 3.500%, 05/16/13	3,000,000	3,145,274
4.875%, 01/17/17 (b)	2,900,000	3,407,591
Lloyds TSB Bank plc 6.375%, 01/21/21 (b)	1,500,000	1,468,594

MSF-9

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
PNC Bank N.A. 4.875%, 09/21/17	$1,000,000	$1,059,693
5.250%, 01/15/17 (b)	1,600,000	1,730,033
State Street Bank & Trust Co. 5.300%, 01/15/16	300,000	337,201
SunTrust Banks, Inc. 3.600%, 04/15/16	1,450,000	1,446,979
U.S. Bancorp 4.200%, 05/15/14 (b)	1,900,000	2,035,303
Wachovia Corp. 5.750%, 06/15/17	700,000	786,558
Wells Fargo & Co. 4.950%, 10/16/13 (b)	1,450,000	1,535,012
5.000%, 11/15/14	2,000,000	2,123,024
5.125%, 09/01/12	500,000	519,217
Wells Fargo Bank N.A. 4.750%, 02/09/15	1,565,000	1,649,199
5.950%, 08/26/36	1,900,000	1,989,023
Westpac Banking Corp. 3.000%, 12/09/15 (b)	2,000,000	2,031,522

		40,321,657

Commercial Services & Supplies—0.2%
Waste Management, Inc. 6.100%, 03/15/18	2,000,000	2,306,978
7.000%, 07/15/28	1,265,000	1,591,895

		3,898,873

Communications Equipment—0.1%
Cisco Systems, Inc. 5.500%, 01/15/40	2,000,000	2,301,025

Computers & Peripherals—0.3%
Hewlett-Packard Co. 5.500%, 03/01/18	1,950,000	2,151,261
International Business Machines Corp. 4.750%, 11/29/12	1,000,000	1,048,485
7.500%, 06/15/13	1,000,000	1,113,173
8.375%, 11/01/19 (b)	425,000	584,968

		4,897,887

Consumer Finance—0.2%
American Express Centurion Bank 5.550%, 10/17/12	300,000	312,848
Capital One Financial Corp. 6.750%, 09/15/17 (b)	1,200,000	1,353,006
Daimler Finance North America, LLC 8.500%, 01/18/31	1,050,000	1,453,037
General Electric Capital Services, Inc. 7.500%, 08/21/35	100,000	124,107
HSBC Finance Corp. 5.500%, 01/19/16	900,000	954,620

		4,197,618

Diversified Financial Services—3.0%
Asian Development Bank 5.500%, 06/27/16	3,850,000	4,610,788
Associates Corp. of North America 6.950%, 11/01/18	1,700,000	1,903,243

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Bank of America Corp. 4.750%, 08/15/13	$1,000,000	$984,082
5.125%, 11/15/14 (b)	1,000,000	977,482
5.420%, 03/15/17	900,000	782,706
5.750%, 08/15/16 (b)	2,850,000	2,738,774
6.500%, 08/01/16	1,750,000	1,753,394
BHP Billiton Finance USA, Ltd. 5.500%, 04/01/14	1,500,000	1,645,786
Citigroup, Inc. 2.125%, 04/30/12 (a)	2,940,000	2,972,487
5.500%, 08/27/12	840,000	861,971
5.850%, 08/02/16 (b)	500,000	540,280
6.125%, 05/15/18	1,900,000	2,038,034
Diageo Finance BV 5.300%, 10/28/15	870,000	976,366
General Electric Capital Corp. 5.300%, 02/11/21	1,915,000	1,982,179
5.400%, 02/15/17	2,000,000	2,179,449
5.450%, 01/15/13 (b)	1,800,000	1,891,462
5.875%, 01/14/38	2,050,000	2,098,806
6.750%, 03/15/32	1,250,000	1,415,717
GlaxoSmithKline Capital, Inc. 4.850%, 05/15/13	875,000	931,931
Inter-American Development Bank 2.375%, 08/15/17 (b)	2,000,000	2,101,243
JPMorgan Chase & Co. 2.125%, 12/26/12	1,950,000	1,991,444
4.750%, 05/01/13 (b)	1,500,000	1,574,664
5.125%, 09/15/14	850,000	896,442
6.300%, 04/23/19	1,900,000	2,145,775
National Rural Utilities Cooperative Finance Corp. 8.000%, 03/01/32	300,000	416,787
Novartis Capital Corp. 4.400%, 04/24/20 (b)	900,000	1,016,351
Petrobras International Finance Co. 6.125%, 10/06/16	600,000	651,731
Shell International Finance BV 4.000%, 03/21/14 (b)	1,900,000	2,042,562
4.300%, 09/22/19 (b)	1,000,000	1,115,704
Telecom Italia Capital S.A. 5.250%, 10/01/15	2,725,000	2,602,105
Unilever Capital Corp. 5.900%, 11/15/32	1,500,000	1,954,978

		51,794,723

Diversified Telecommunication Services—0.5%
AT&T, Inc. 5.100%, 09/15/14	1,750,000	1,919,561
5.800%, 02/15/19	1,700,000	1,990,721
6.300%, 01/15/38	1,300,000	1,483,460
British Telecommunications plc 9.875%, 12/15/30 (a)	1,000,000	1,475,958
Qwest Corp. 7.500%, 10/01/14	850,000	917,773
Telefonica Emisiones SAU 6.221%, 07/03/17	1,400,000	1,404,601
Verizon New York, Inc. 7.375%, 04/01/32	500,000	625,246

		9,817,320

MSF-10

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Electric Utilities—1.3%
Consolidated Edison Co. of New York, Inc. 5.850%, 04/01/18 (b)	$855,000	$1,012,959
Duke Energy Carolinas, LLC 5.300%, 02/15/40	2,000,000	2,290,537
6.250%, 01/15/12	500,000	507,384
Exelon Corp. 4.900%, 06/15/15 (b)	1,060,000	1,151,427
5.625%, 06/15/35	1,500,000	1,629,562
FirstEnergy Solutions Corp. 4.800%, 02/15/15	2,850,000	3,017,984
Florida Power & Light Co. 5.950%, 02/01/38	1,700,000	2,204,026
Georgia Power Co. 5.700%, 06/01/17 (b)	1,400,000	1,631,270
Oncor Electric Delivery Co., LLC 7.000%, 05/01/32 (b)	950,000	1,251,465
Pacific Gas & Electric Co. 4.800%, 03/01/14	1,125,000	1,216,319
6.050%, 03/01/34	2,195,000	2,620,461
Progress Energy, Inc. 5.625%, 01/15/16	1,900,000	2,185,904
Southern California Edison Co. 5.000%, 01/15/16	1,500,000	1,690,621

		22,409,919

Electronic Equipment, Instruments & Components—0.1%
Tyco Electronics Group S.A. 6.550%, 10/01/17	1,600,000	1,880,976

Food & Staples Retailing—0.5%
Costco Wholesale Corp. 5.500%, 03/15/17	465,000	548,719
CVS Caremark Corp. 4.875%, 09/15/14 (b)	1,800,000	1,976,450
Safeway, Inc. 7.250%, 02/01/31 (b)	813,000	1,020,571
The Kroger Co. 5.500%, 02/01/13	950,000	1,001,846
Wal-Mart Stores, Inc. 4.550%, 05/01/13	2,075,000	2,203,808
5.250%, 09/01/35	935,000	1,056,524
Walgreen Co. 4.875%, 08/01/13	445,000	477,895
5.250%, 01/15/19	900,000	1,045,789

		9,331,602

Food Products—0.5%
Archer-Daniels-Midland Co. 4.479%, 03/01/21 (a) (b)	2,000,000	2,227,346
ConAgra Foods, Inc. 5.819%, 06/15/17	1,000,000	1,094,582
General Mills, Inc. 5.650%, 02/15/19 (b)	1,700,000	2,010,845
Kraft Foods, Inc. 5.375%, 02/10/20	1,800,000	2,031,689
6.250%, 06/01/12	900,000	931,849

		8,296,311

Security Description	Par Amount	Value

Health Care Equipment & Supplies—0.3%
Baxter International, Inc. 4.625%, 03/15/15 (b)	$2,700,000	$2,983,096
5.375%, 06/01/18 (b)	1,400,000	1,642,989

		4,626,085

Health Care Providers & Services—0.2%
Laboratory Corp. of America Holdings 4.625%, 11/15/20	1,900,000	2,076,662
WellPoint, Inc. 5.850%, 01/15/36	1,800,000	2,083,853

		4,160,515

Hotels, Restaurants & Leisure—0.1%
McDonald’s Corp. 5.350%, 03/01/18	885,000	1,069,864

Household Products—0.2%
Kimberly-Clark Corp. 6.125%, 08/01/17 (b)	500,000	602,315
The Procter & Gamble Co. 4.950%, 08/15/14	2,000,000	2,230,765
6.450%, 01/15/26 (b)	200,000	265,924

		3,099,004

Independent Power Producers & Energy Traders—0.1%
PSEG Power, LLC 8.625%, 04/15/31	1,000,000	1,364,127

Industrial Conglomerates—0.3%
General Electric Co. 5.000%, 02/01/13	930,000	973,367
5.250%, 12/06/17	1,800,000	1,994,725
Koninklijke Philips Electronics NV 5.750%, 03/11/18 (b)	900,000	1,028,230
Tyco International, Ltd. 6.875%, 01/15/21 (b)	1,275,000	1,576,084

		5,572,406

Insurance—0.8%
ACE INA Holdings, Inc. 5.875%, 06/15/14	850,000	940,492
AXA S.A. 8.600%, 12/15/30 (b)	1,165,000	1,307,104
Berkshire Hathaway Finance Corp. 4.600%, 05/15/13	1,900,000	2,004,890
Chubb Corp. 6.000%, 05/11/37	865,000	1,017,243
Hartford Financial Services Group, Inc. 6.100%, 10/01/41	780,000	679,509
Principal Life Income Funding Trusts 5.300%, 04/24/13 (b)	900,000	951,156
Prudential Financial, Inc. 5.700%, 12/14/36	1,525,000	1,485,396
7.375%, 06/15/19	2,450,000	2,872,981
The Allstate Corp. 6.900%, 05/15/38 (b)	150,000	185,305
7.450%, 05/16/19	1,700,000	2,065,988

		13,510,064

MSF-11

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Machinery—0.2%
Caterpillar, Inc. 7.900%, 12/15/18 (b)	$1,757,000	$2,340,780
Deere & Co. 6.950%, 04/25/14 (b)	850,000	973,786

		3,314,566

Media—1.0%
CBS Corp. 8.875%, 05/15/19	750,000	963,663
Comcast Cable Communications Holdings, Inc. 8.375%, 03/15/13	620,000	682,520
Comcast Corp. 5.300%, 01/15/14	1,445,000	1,570,688
5.650%, 06/15/35	1,500,000	1,549,988
Discovery Communications, LLC 6.350%, 06/01/40 (b)	1,800,000	2,092,066
News America, Inc. 6.550%, 03/15/33 (b)	1,950,000	2,007,215
The Walt Disney Co. 6.375%, 03/01/12	200,000	204,567
Thomson Reuters Corp. 6.500%, 07/15/18	800,000	939,687
Time Warner Cable, Inc. 5.000%, 02/01/20	1,900,000	2,022,485
5.850%, 05/01/17	1,800,000	1,984,015
6.550%, 05/01/37	100,000	109,244
Time Warner Entertainment Co., L.P. 8.375%, 03/15/23	380,000	493,569
Time Warner, Inc. 6.100%, 07/15/40 (b)	925,000	1,011,989
7.700%, 05/01/32	685,000	859,561
Turner Broadcasting System, Inc. 8.375%, 07/01/13	660,000	734,344
Viacom, Inc. 6.250%, 04/30/16	770,000	887,019

		18,112,620

Metals & Mining—0.4%
Alcoa, Inc. 5.720%, 02/23/19 (b)	523,000	521,131
5.870%, 02/23/22 (b)	101,000	97,130
Newmont Mining Corp. 6.250%, 10/01/39	1,800,000	2,020,040
Rio Tinto Alcan, Inc. 5.000%, 06/01/15	1,050,000	1,151,053
6.125%, 12/15/33	1,751,000	2,079,415
Teck Resources, Ltd. 9.750%, 05/15/14	290,000	344,062
Vale Overseas, Ltd. 6.875%, 11/21/36	1,100,000	1,197,036

		7,409,867

Multi-Utilities—0.3%
Dominion Resources, Inc. 5.150%, 07/15/15	1,600,000	1,798,556

Security Description	Par Amount	Value

Multi-Utilities—(Continued)
MidAmerican Energy Holdings Co. 5.875%, 10/01/12	$2,690,000	$2,820,038
Sempra Energy 6.150%, 06/15/18	900,000	1,063,269

		5,681,863

Multiline Retail—0.1%
Target Corp. 6.350%, 11/01/32	1,000,000	1,250,432

Office Electronics—0.2%
Xerox Corp. 6.350%, 05/15/18	2,550,000	2,875,099

Oil, Gas & Consumable Fuels—1.0%
Canadian Natural Resources, Ltd. 6.250%, 03/15/38	1,800,000	2,128,562
ConocoPhillips Holding Co. 6.950%, 04/15/29	700,000	921,837
Devon Energy Corp. 6.300%, 01/15/19	850,000	1,033,684
El Paso Natural Gas Co. 8.375%, 06/15/32	220,000	286,199
Enterprise Products Operating, LLC 5.000%, 03/01/15 (b)	2,000,000	2,186,775
6.300%, 09/15/17	1,900,000	2,200,325
Kinder Morgan Energy Partners, L.P. 6.500%, 02/01/37	2,000,000	2,227,785
Marathon Oil Corp. 6.600%, 10/01/37	2,000,000	2,397,225
Weatherford International, Ltd. 9.625%, 03/01/19	1,500,000	1,916,942
XTO Energy, Inc. 6.500%, 12/15/18	1,600,000	2,096,038

		17,395,372

Paper & Forest Products—0.1%
International Paper Co. 7.950%, 06/15/18	820,000	934,800

Pharmaceuticals—0.7%
Abbott Laboratories 5.125%, 04/01/19	1,350,000	1,596,157
AstraZeneca plc 5.400%, 06/01/14	639,000	707,914
Bristol-Myers Squibb Co. 5.875%, 11/15/36 (b)	2,000,000	2,583,817
Eli Lilly & Co. 4.200%, 03/06/14	900,000	971,849
Johnson & Johnson 5.950%, 08/15/37	910,000	1,221,535
6.950%, 09/01/29 (b)	250,000	372,744
Merck & Co., Inc. 5.950%, 12/01/28	300,000	378,655
6.550%, 09/15/37	1,000,000	1,389,451
Wyeth 5.500%, 02/01/14	1,000,000	1,102,948
5.500%, 02/15/16	1,700,000	1,963,302

		12,288,372

MSF-12

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Real Estate Investment Trusts—0.3%
AvalonBay Communities, Inc. 6.100%, 03/15/20 (b)	$860,000	$989,871
Brandywine Operating Partnership, L.P. 5.750%, 04/01/12	189,000	191,637
ERP Operating, L.P. 5.750%, 06/15/17	900,000	986,821
Kimco Realty Corp. 6.875%, 10/01/19 (b)	550,000	625,903
Regency Centers, L.P. 5.250%, 08/01/15	850,000	888,908
Simon Property Group, L.P. 5.250%, 12/01/16	2,000,000	2,173,883

		5,857,023

Road & Rail—0.4%
Burlington Northern Santa Fe, LLC 7.000%, 02/01/14	1,850,000	2,088,191
CSX Corp. 6.150%, 05/01/37	1,600,000	1,957,248
7.900%, 05/01/17	500,000	622,162
Norfolk Southern Corp. 5.590%, 05/17/25	144,000	169,047
7.250%, 02/15/31	156,000	211,102
Union Pacific Corp. 6.625%, 02/01/29	1,200,000	1,530,093

		6,577,843

Software—0.2%
Microsoft Corp. 2.950%, 06/01/14	1,400,000	1,476,467
Oracle Corp. 5.250%, 01/15/16 (b)	2,000,000	2,292,436

		3,768,903

Specialty Retail—0.2%
Home Depot, Inc. 4.400%, 04/01/21	1,450,000	1,569,459
5.400%, 03/01/16	900,000	1,022,604
Lowe’s Cos., Inc. 6.875%, 02/15/28	1,000,000	1,293,667

		3,885,730

Tobacco—0.2%
Altria Group, Inc. 9.700%, 11/10/18	750,000	991,463
Philip Morris International, Inc. 4.500%, 03/26/20	925,000	1,022,508
6.875%, 03/17/14 (b)	755,000	855,181

		2,869,152

Wireless Telecommunication Services—0.3%
AT&T Mobility, LLC 7.125%, 12/15/31	100,000	128,347
Cellco Partnership, Inc. 5.550%, 02/01/14	850,000	930,207
8.500%, 11/15/18	750,000	996,881

Security Description	Par Amount	Value

Wireless Telecommunication Services—(Continued)
New Cingular Wireless Services, Inc. 8.125%, 05/01/12	$500,000	$520,179
Rogers Communications, Inc. 6.800%, 08/15/18	800,000	969,284
Vodafone Group plc 6.150%, 02/27/37	2,170,000	2,690,236

		6,235,134

Yankee—1.1%
Apache Finance Canada Corp. 7.750%, 12/15/29	300,000	437,088
ConocoPhillips Canada Funding Co. I 5.950%, 10/15/36	1,550,000	1,899,287
EnCana Corp. 4.750%, 10/15/13	2,000,000	2,109,151
Hydro-Quebec 7.500%, 04/01/16	1,350,000	1,694,507
8.400%, 01/15/22	1,000,000	1,478,411
Inter-American Development Bank 6.800%, 10/15/25	500,000	715,143
7.000%, 06/15/25	200,000	296,269
International Bank for Reconstruction & Development 2.375%, 05/26/15	1,420,000	1,498,966
7.625%, 01/19/23	1,400,000	2,076,690
8.875%, 03/01/26	535,000	888,209
Statoil ASA 6.700%, 01/15/18	300,000	370,354
Suncor Energy, Inc. 6.100%, 06/01/18	2,500,000	2,902,894
TransCanada PipeLines, Ltd. 6.200%, 10/15/37	1,800,000	2,188,071

		18,555,040

Total Corporate Bonds & Notes (Identified Cost $352,986,533)		373,463,331

Mortgage-Backed Securities—2.1%

Commercial Mortgage-Backed Securities—2.1%
Bear Stearns Commercial Mortgage Securities 5.540%, 09/11/41	1,000,000	1,086,115
5.694%, 06/11/50 (a)	1,500,000	1,607,519
Citigroup Commercial Mortgage Trust
4.733%, 10/15/41	1,000,000	1,068,831
5.292%, 04/15/40 (a)	1,000,000	1,067,782
5.431%, 10/15/49	1,500,000	1,609,037
5.922%, 03/15/49 (a)	1,800,000	1,960,111
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.398%, 07/15/44 (a)	2,000,000	2,177,760
Commercial Mortgage Pass-Through Certificates 6.008%, 12/10/49 (a)	2,400,000	2,589,885
Credit Suisse First Boston Mortgage Securities Corp. 3.936%, 05/15/38	500,000	512,762

MSF-13

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Credit Suisse First Boston Mortgage Securities Corp. 4.691%, 10/15/39	$500,000	$532,598
5.100%, 08/15/15 (a)	3,000,000	3,258,764
GMAC Commercial Mortgage Securities, Inc. 4.697%, 05/10/43 (a)	1,500,000	1,611,205
Greenwich Capital Commercial Funding Corp. 5.317%, 06/10/36 (a)	1,000,000	1,066,268
GS Mortgage Securities Corp. II 4.751%, 07/10/39	2,000,000	2,122,811
JPMorgan Chase Commercial Mortgage Securities Corp. 5.420%, 01/15/49	2,500,000	2,627,502
5.440%, 06/12/47	890,000	930,164
LB-UBS Commercial Mortgage Trust 4.367%, 03/15/36	3,000,000	3,126,516
5.156%, 02/15/31	2,500,000	2,710,407
Merrill Lynch Mortgage Trust 4.855%, 10/12/41 (a)	500,000	533,941
Morgan Stanley Capital I 4.989%, 08/13/42	1,000,000	1,077,920
5.795%, 06/11/42 (a)	2,000,000	2,220,512
6.080%, 06/11/49 (a)	1,430,000	1,534,065

Total Mortgage-Backed Securities (Identified Cost $34,825,887)		37,032,475

Foreign Government & Agency Obligations—1.5%

Regional Government—0.3%
Province of Nova Scotia Canada 5.125%, 01/26/17 (b)	900,000	1,056,127
Province of Ontario Canada 5.125%, 07/17/12	2,000,000	2,071,792
Province of Quebec Canada 4.875%, 05/05/14 (b)	1,925,000	2,118,525

		5,246,444

Sovereign—1.1%
Brazilian Government International Bond 6.000%, 01/17/17	3,755,000	4,290,088
Canada Government International Bond 2.375%, 09/10/14	1,900,000	1,999,463
Colombia Government International Bond 8.125%, 05/21/24	1,500,000	1,987,500
Mexico Government International Bond 6.750%, 09/27/34	1,050,000	1,293,075
8.000%, 09/24/22	2,200,000	3,058,000
Panama Government International Bond 5.200%, 01/30/20	1,370,000	1,496,725
Peruvian Government International Bond 8.750%, 11/21/33	1,450,000	2,062,625
Republic of Italy 4.500%, 01/21/15	1,475,000	1,465,648
Republic of Korea 7.125%, 04/16/19	1,600,000	1,936,758

		19,589,882

Security Description	Par Amount	Value

Yankee—0.1%
Province of Nova Scotia Canada 9.250%, 03/01/20	$250,000	$369,472
Province of Quebec Canada 7.500%, 07/15/23	350,000	506,324

		875,796

Total Foreign Government & Agency Obligations (Identified Cost $24,174,898)		25,712,122

Municipal Bonds & Notes—0.6%

Municipal Agency—0.6%
Los Angeles California Community College District 6.750%, 08/01/49	2,210,000	2,962,306
Los Angeles California Unified School District 6.758%, 07/01/34	2,160,000	2,687,515
Municipal Electric Authority of Georgia 6.637%, 04/01/57	2,000,000	2,137,040
State of California 7.300%, 10/01/39	2,000,000	2,378,240
State of Illinois 5.100%, 06/01/33	1,230,000	1,111,809

Total Municipal Bonds & Notes (Identified Cost $9,895,309)		11,276,910

Asset-Backed Securities—0.4%

Asset Backed-Credit Card—0.4%
Capital One Multi-Asset Execution Trust 5.050%, 02/15/16	2,000,000	2,129,818
Citibank Credit Card Issuance Trust 4.850%, 04/22/15	1,472,000	1,566,580
4.850%, 03/10/17	2,500,000	2,820,030

		6,516,428

Asset Backed-Home Equity—0.0%
Centex Home Equity 3.750%, 12/25/31 (a)	58,001	55,616

Total Asset-Backed Securities (Identified Cost $6,721,153)		6,572,044

Short Term Investments—13.2%

Discount Notes—0.6%
Federal Home Loan Mortgage Corp. 0.010%, 12/21/11	200,000	199,982
0.010%, 01/11/12	2,200,000	2,199,875
Federal National Mortgage Association 0.010%, 02/06/12	9,000,000	8,998,283

		11,398,140

MSF-14

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Short Term Investments—(Continued)

Security Description	Shares	Value

Mutual Funds—12.6%
State Street Navigator Securities Lending Prime Portfolio (c)	218,135,900	$218,135,900

Total Short Term Investments (Identified Cost $229,534,040)		229,534,040

Total Investments—112.2% (Identified Cost $1,829,213,869) (d)		1,949,880,155
Liabilities in excess of other assets		(212,610,590)

Net Assets—100.0%		$1,737,269,565

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2011.
(b)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $328,884,040 and the collateral received consisted of cash in the amount of $218,135,900 and non-cash collateral with a value of $116,861,888. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $1,829,004,904. The aggregate unrealized appreciation and depreciation of investments was $125,831,539 and $(4,956,288), respectively, resulting in net unrealized appreciation of $120,875,251 for federal income tax purposes.

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,266,289,233	$—	$1,266,289,233
Total Corporate Bonds & Notes*	—	373,463,331	—	373,463,331
Total Mortgage-Backed Securities*	—	37,032,475	—	37,032,475
Total Foreign Government & Agency Obligations*	—	25,712,122	—	25,712,122
Total Municipal Bonds & Notes*	—	11,276,910	—	11,276,910
Total Asset-Backed Securities*	—	6,572,044	—	6,572,044
Short Term Investments
Discount Notes	—	11,398,140	—	11,398,140
Mutual Funds	218,135,900	—	—	218,135,900
Total Short Term Investments	218,135,900	11,398,140	—	229,534,040
Total Investments	$218,135,900	$1,731,744,255	$—	$1,949,880,155

*	See Schedule of Investments for additional detailed categorizations.

MSF-15

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—98.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.4%
BE Aerospace, Inc. (a) (b)	432,200	$14,310,142
Precision Castparts Corp.	88,600	13,773,756
TransDigm Group, Inc. (b)	42,800	3,495,476

		31,579,374

Auto Components—2.8%
Lear Corp. (b)	285,900	12,265,110
Tenneco, Inc. (a) (b)	128,500	3,290,885
The Goodyear Tire & Rubber Co. (b)	423,200	4,270,088

		19,826,083

Biotechnology—3.7%
Cubist Pharmaceuticals, Inc. (a) (b)	743,600	26,263,952

Capital Markets—0.7%
Lazard, Ltd.	251,700	5,310,870

Chemicals—6.1%
Airgas, Inc.	142,700	9,107,114
Ashland, Inc. (a)	213,000	9,401,820
Celanese Corp. (Series A)	276,600	8,997,798
Ecolab, Inc. (a)	188,000	9,191,320
Rockwood Holdings, Inc. (b)	219,100	7,381,479

		44,079,531

Commercial Banks—0.8%
SVB Financial Group (a) (b)	150,500	5,568,500

Commercial Services & Supplies—0.8%
Progressive Waste Solutions, Ltd. (a)	289,600	5,959,968

Communications Equipment—1.6%
Ciena Corp. (a) (b)	555,700	6,223,840
Riverbed Technology, Inc. (a) (b)	258,800	5,165,648

		11,389,488

Computers & Peripherals—0.8%
NetApp, Inc. (b)	170,700	5,793,558

Diversified Financial Services—1.4%
IntercontinentalExchange, Inc. (b)	82,800	9,791,928

Electrical Equipment—1.2%
AMETEK, Inc. (a)	257,500	8,489,775

Electronic Equipment, Instruments & Components—0.7%
Amphenol Corp. (Class A)	127,000	5,177,790

Energy Equipment & Services—2.6%
Dril-Quip, Inc. (a) (b)	93,000	5,013,630
Patterson-UTI Energy, Inc. (a)	379,800	6,585,732
Superior Energy Services, Inc. (b)	260,900	6,846,016

		18,445,378

Food & Staples Retailing—1.9%
Whole Foods Market, Inc.	212,300	13,865,313

Security Description	Shares	Value

Food Products—3.3%
Flowers Foods, Inc. (a)	362,400	$7,052,304
Green Mountain Coffee Roasters, Inc. (a) (b)	95,100	8,838,594
The Hershey Co.	128,400	7,606,416

		23,497,314

Health Care Equipment & Supplies—1.4%
Boston Scientific Corp. (b)	1,725,600	10,198,296

Health Care Providers & Services—5.2%
Health Net, Inc. (b)	322,500	7,646,475
Healthspring, Inc. (a) (b)	235,300	8,579,038
Lincare Holdings, Inc. (a)	931,493	20,958,593

		37,184,106

Hotels, Restaurants & Leisure—3.9%
Darden Restaurants, Inc. (a)	299,100	12,786,525
Scientific Games Corp. (b)	624,509	4,446,504
Wynn Resorts, Ltd.	96,100	11,059,188

		28,292,217

Household Durables—1.1%
Stanley Black & Decker, Inc.	165,000	8,101,500

Insurance—1.1%
RenaissanceRe Holdings, Ltd. (a)	124,300	7,930,340

Internet & Catalog Retail—0.9%
priceline.com, Inc. (b)	14,900	6,696,954

IT Services—5.4%
Alliance Data Systems Corp. (a) (b)	140,300	13,005,810
Gartner, Inc. (Class A) (b)	212,100	7,395,927
Genpact, Ltd. (b)	486,600	7,002,174
Teradata Corp. (b)	208,800	11,177,064

		38,580,975

Machinery—1.5%
CNH Global NV	196,100	5,145,664
Trinity Industries, Inc. (a)	275,700	5,902,737

		11,048,401

Media—1.2%
CBS Corp. (Class B)	239,400	4,878,972
Viacom, Inc. (Class B)	91,200	3,533,088

		8,412,060

Metals & Mining—0.7%
Globe Specialty Metals, Inc. (a)	370,900	5,385,468

Multiline Retail—2.0%
Dollar Tree, Inc. (b)	79,500	5,971,245
Nordstrom, Inc.	185,500	8,473,640

		14,444,885

Oil, Gas & Consumable Fuels—6.0%
Consol Energy, Inc.	271,700	9,218,781

MSF-16

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)
Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
CVR Energy, Inc. (b)	89,600	$1,894,144
El Paso Corp.	563,200	9,844,736
Plains Exploration & Production Co. (a) (b)	443,500	10,071,885
Range Resources Corp.	109,300	6,389,678
SandRidge Energy, Inc. (a) (b)	1,053,100	5,855,236

		43,274,460

Pharmaceuticals—9.6%
Elan Corp. plc (ADR) (b)	1,145,700	12,064,221
Endo Pharmaceuticals Holdings, Inc. (a) (b)	447,100	12,514,329
Teva Pharmaceutical Industries, Ltd. (ADR)	795,200	29,597,344
Viropharma, Inc. (b)	810,500	14,645,735

		68,821,629

Professional Services—2.3%
IHS, Inc. (b)	146,500	10,959,665
Robert Half International, Inc. (a)	260,700	5,532,054

		16,491,719

Real Estate Investment Trusts—0.7%
DuPont Fabros Technology, Inc. (a)	255,900	5,038,671

Semiconductors & Semiconductor Equipment—7.7%
Altera Corp.	153,600	4,843,008
Analog Devices, Inc.	353,500	11,046,875
Avago Technologies, Ltd.	311,400	10,204,578
Broadcom Corp.	313,200	10,426,428
ON Semiconductor Corp. (b)	996,900	7,147,773
Skyworks Solutions, Inc. (b)	125,200	2,246,088
Xilinx, Inc. (a)	334,200	9,170,448

		55,085,198

Software—6.5%
Check Point Software Technologies, Ltd. (b)	204,500	10,789,420
Intuit, Inc. (b)	211,900	10,052,536
MICROS Systems, Inc. (b)	92,200	4,048,502
Salesforce.com, Inc. (b)	46,600	5,325,448
SuccessFactors, Inc. (a) (b)	113,400	2,607,066
TIBCO Software, Inc. (b)	184,300	4,126,477
TiVo, Inc. (b)	1,047,900	9,787,386

		46,736,835

Specialty Retail—6.3%
Express, Inc. (b)	540,480	10,966,339
GameStop Corp. (a) (b)	455,500	10,522,050
Limited Brands, Inc.	304,800	11,737,848
The Children’s Place Retail Stores, Inc. (a) (b)	105,200	4,894,956
TJX Cos., Inc.	122,600	6,800,622

		44,921,815

Textiles, Apparel & Luxury Goods—2.0%
Deckers Outdoor Corp. (a) (b)	84,100	7,843,166
Fossil, Inc. (b)	79,700	6,460,482

		14,303,648

Total Common Stock (Identified Cost $734,524,817)		705,987,999

Short Term Investments—20.9%
Security Description	Shares/Par Amount	Value

Mutual Funds—17.9%
State Street Navigator Securities Lending Prime Portfolio (c)	128,594,307	$128,594,307

Repurchase Agreement—3.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $21,789,018 on 10/03/11, collateralized by $20,750,000 U.S. Treasury Note due 05/31/18 with a value of $22,228,438.	$21,789,000	21,789,000

Total Short Term Investments (Identified Cost $150,383,307)		150,383,307

Total Investments—119.2% (Identified Cost $884,908,124) (d)		856,371,306
Liabilities in excess of other assets		(138,099,366)

Net Assets—100.0%		$718,271,940

(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $122,627,328 and the collateral received consisted of cash in the amount of $128,594,307. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $884,908,124. The aggregate unrealized appreciation and depreciation of investments was $72,762,566 and $(101,299,384), respectively, resulting in net unrealized depreciation of $(28,536,818) for federal income tax purposes.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-17

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$705,987,999	$—	$—	$705,987,999
Short Term Investments
Mutual Funds	128,594,307	—	—	128,594,307
Repurchase Agreement	—	21,789,000	—	21,789,000
Total Short Term Investments	128,594,307	21,789,000	—	150,383,307
Total Investments	$834,582,306	$21,789,000	$—	$856,371,306

*	See Schedule of Investments for additional detailed categorizations.

MSF-18

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—62.8% of Net Assets

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—40.0%
Fannie Mae 15 Yr. 3.500%, TBA	$4,000,000	$4,176,250
5.000%, TBA	13,400,000	14,400,812
5.500%, TBA	10,900,000	11,809,469
Fannie Mae 15 Yr. Pool 4.000%, 02/01/26	12,351,211	13,251,732
4.000%, 04/01/26	7,367,485	7,904,645
4.000%, 05/01/26	19,649,435	20,996,099
4.000%, 06/01/26	46,716,637	50,089,271
4.500%, 12/01/20	7,426,769	7,957,806
Fannie Mae 30 Yr. 3.500%, TBA	51,800,000	53,216,409
4.500%, TBA	137,100,000	145,433,103
5.500%, TBA	71,100,000	77,154,606
6.000%, TBA	56,400,000	61,863,750
Fannie Mae 30 Yr. Pool 4.000%, 11/01/40	10,674,373	11,202,421
4.000%, 12/01/40	10,431,498	10,947,530
4.000%, 01/01/41	18,251,260	19,154,127
4.000%, 02/01/41	4,601,342	4,827,527
4.000%, 07/01/41	56,828,584	59,639,823
4.000%, 09/01/41	69,829,787	73,270,482
4.500%, 09/01/40	7,108,750	7,580,074
4.500%, 10/01/40	6,345,695	6,825,735
4.500%, 11/01/40	11,016,735	11,747,166
4.500%, 12/01/40	5,260,246	5,627,374
4.500%, 01/01/41	5,856,795	6,245,114
4.500%, 02/01/41	8,659,394	9,233,529
4.500%, 03/01/41	47,314,388	50,451,429
4.500%, 04/01/41	41,106,231	43,831,655
4.500%, 05/01/41	69,994,681	74,833,941
4.500%, 06/01/41	29,077,823	31,137,768
4.500%, 07/01/41	19,904,352	21,143,189
4.500%, 08/01/41	55,951,380	59,433,767
5.000%, 07/01/34	19,651,924	21,238,543
5.000%, 03/01/35	11,372,096	12,286,958
5.000%, 04/01/35	28,745,050	31,057,529
5.000%, 05/01/35	995,667	1,074,989
5.000%, 07/01/35	1,577,161	1,704,040
5.500%, 11/01/32	8,738,771	9,549,019
5.500%, 12/01/32	1,466,648	1,602,634
5.500%, 01/01/33	6,997,566	7,646,372
5.500%, 05/01/33	13,101,466	14,320,311
5.500%, 06/01/33	24,108,448	26,351,286
5.500%, 07/01/33	7,883,763	8,617,199
5.500%, 12/01/33	1,982,154	2,165,937
6.000%, 02/01/34	1,322,358	1,467,900
6.000%, 08/01/34	1,062,717	1,179,683
6.000%, 04/01/35	16,180,918	17,971,943
6.000%, 06/01/36	3,248,397	3,610,869
6.500%, 09/01/38	4,287,848	4,749,908
6.500%, 10/01/38	20,536,576	22,775,277
6.500%, 08/01/41	16,564,822	18,242,010
9.000%, 04/01/16	2	2
Fannie Mae ARM Pool 3.055%, 03/01/41 (a)	2,366,698	2,467,723
3.150%, 03/01/41 (a)	3,349,470	3,480,313
3.321%, 12/01/40 (a)	5,232,688	5,466,581

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae ARM Pool 5.014%, 07/01/38 (a)	$3,828,816	$4,102,021
Fannie Mae REMICS 5.000%, 04/25/35	893,051	975,733
5.500%, 06/25/28	48,646	48,644
FHLMC Multifamily Structured Pass-Through Certificate 3.974%, 01/25/21 (a)	8,580,000	9,338,775
Freddie Mac 15 Yr. 5.000%, TBA	2,300,000	2,468,906
5.500%, TBA	7,600,000	8,212,750
Freddie Mac 15 Yr. Gold Pool 4.000%, 06/01/26	9,993,122	10,698,133
Freddie Mac 30 Yr. 4.500%, TBA	2,000,000	2,115,312
5.000%, TBA	42,000,000	45,031,875
5.500%, TBA	1,000,000	1,081,406
Freddie Mac ARM Non-Gold Pool 3.062%, 02/01/41 (a)	4,033,367	4,206,320
Ginnie Mae 30 Yr. 4.000%, TBA	31,800,000	34,006,125
4.500%, TBA	58,800,000	63,880,685
5.000%, TBA	63,200,000	69,401,500
5.500%, TBA	28,700,000	31,704,531
6.000%, TBA	27,000,000	30,109,217
Ginnie Mae I 15 Yr. Pool 7.500%, 12/15/14	76,998	82,546
Ginnie Mae I 30 Yr. Pool 5.500%, 04/15/33	165,980	184,451
6.500%, 04/15/33	108,389	123,719
8.000%, 11/15/29	15,506	18,409
8.500%, 01/15/17	7,567	8,622
8.500%, 02/15/17	2,747	2,775
8.500%, 03/15/17	2,040	2,059
8.500%, 05/15/17	7,119	8,113
8.500%, 11/15/21	3,588	4,233
8.500%, 05/15/22	2,489	2,952
9.000%, 10/15/16	2,786	2,802
Ginnie Mae II 30 Yr. Pool 5.000%, 10/20/33	4,525,149	5,005,190

		1,517,241,433

Federal Agencies—0.6%
Federal National Mortgage Association Zero Coupon, 10/09/19	7,275,000	5,531,525
5.125%, 01/02/14	7,095,000	7,751,295
5.250%, 08/01/12	3,100,000	3,227,974
Tennessee Valley Authority 5.250%, 09/15/39	4,590,000	5,879,193

		22,389,987

U.S. Treasury—22.2%
U.S. Treasury Bonds 3.500%, 02/15/39	14,615,000	16,250,053
3.750%, 08/15/41	119,745,000	139,409,524
4.375%, 05/15/40 (b)	43,338,000	55,784,240
4.375%, 05/15/41	9,000,000	11,626,920

MSF-19

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds 4.750%, 02/15/41 (a)	$19,870,000	$27,152,140
6.250%, 08/15/23 (b)	17,480,000	24,914,454
8.125%, 05/15/21 (b)	17,705,000	27,553,406
8.125%, 08/15/21	975,000	1,526,332
U.S. Treasury Inflation Protected Notes (TIPS) 0.625%, 07/15/21	9,138,426	9,543,943
U.S. Treasury Notes 0.125%, 09/30/13	720,000	718,200
0.250%, 09/15/14	36,210,000	36,031,847
0.500%, 08/15/14	14,695,000	14,732,913
0.625%, 01/31/13	1,500,000	1,508,203
1.000%, 09/30/16	266,950,000	267,386,730
1.250%, 09/30/18	12,350,000	12,290,177
2.125%, 08/15/21 (a)	68,810,000	70,025,185
2.250%, 07/31/18	110,710,000	116,833,592
2.500%, 04/30/15	4,180,000	4,464,436
2.625%, 08/15/20	6,410,000	6,865,213

		844,617,508

Total U.S. Treasury & Government Agencies (Identified Cost $2,327,574,251)		2,384,248,928

Corporate Bonds & Notes—27.6%

Aerospace & Defense—0.0%
AWAS Aviation Capital, Ltd. (144A) 7.000%, 10/15/16	1,428,000	1,399,440

Auto Components—0.1%
BorgWarner, Inc. 4.625%, 09/15/20	1,605,000	1,726,264

Capital Markets—1.9%
ABN Amro North American Holding Preferred Capital Repackage Trust I (144A) 6.523%, 12/29/49 (a)	6,180,000	4,573,200
Capital One Capital V 10.250%, 08/15/39	2,050,000	2,080,750
CDP Financial, Inc. (144A) 3.000%, 11/25/14	9,910,000	10,358,418
Credit Suisse 5.860%, 05/29/49 (a)	5,320,000	4,176,200
Credit Suisse AG 5.400%, 01/14/20	1,540,000	1,479,492
Credit Suisse Group Finance U.S., Inc. 3.625%, 09/14/20 (EUR) (a)	1,160,000	1,307,554
Credit Suisse USA, Inc. 6.125%, 11/15/11	1,600,000	1,607,667
Lehman Brothers Holdings, Inc. 6.750%, 12/28/17 (c)	4,775,000	2,388
Morgan Stanley 2.786%, 05/14/13 (a)	10,750,000	10,394,949
4.000%, 07/24/15 (d)	2,340,000	2,205,698
5.500%, 07/28/21	9,825,000	9,100,475
Morgan Stanley 6.250%, 08/28/17	1,390,000	1,372,554

Security Description	Par Amount	Value

Capital Markets—(Continued)
State Street Capital Trust IV 1.347%, 06/15/37 (a)	$420,000	$287,781
The Goldman Sachs Group, Inc. 3.625%, 02/07/16 (d)	21,629,000	21,057,454
3.700%, 08/01/15	4,650,000	4,552,731
UBS Preferred Funding Trust V 6.243%, 05/29/49 (a)	355,000	263,587

		74,820,898

Chemicals—0.1%
CF Industries, Inc. 7.125%, 05/01/20	4,210,000	4,794,138

Commercial Banks—4.0%
ABN Amro Bank NV 6.375%, 04/27/21 (EUR)	880,000	1,131,117
Barclays Bank plc (144A) 5.926%, 09/29/49 (a) (d)	1,275,000	943,500
Capital One Financial Corp. 3.150%, 07/15/16 (d)	24,535,000	24,289,356
4.750%, 07/15/21 (d)	7,330,000	7,342,058
CIT Group, Inc. 7.000%, 05/01/14 (d)	24,639	25,132
7.000%, 05/01/16	150,000	145,500
7.000%, 05/01/17	6,762,438	6,559,565
CIT Group, Inc. (144A) 7.000%, 05/02/17	1,060,000	1,028,200
Commerzbank AG 6.375%, 03/22/19 (EUR)	2,300,000	2,324,925
Discover Bank 7.000%, 04/15/20 (d)	2,780,000	2,946,653
DnB NOR Boligkreditt (144A) 2.100%, 10/14/15	23,295,000	23,575,425
2.900%, 03/29/16	15,930,000	16,508,530
Fifth Third Capital Trust IV 6.500%, 04/15/37 (a)	3,870,000	3,676,887
HSBC Bank Brasil S.A. (144A) 4.000%, 05/11/16 (a)	13,340,000	12,969,033
HSBC Bank plc (144A) 3.100%, 05/24/16 (d)	6,615,000	6,576,461
JPMorgan Chase Bank N.A. 6.000%, 07/05/17	8,225,000	8,865,736
6.000%, 10/01/17	10,295,000	10,823,185
Kreditanstalt fuer Wiederaufbau 1.375%, 07/15/13 (d)	3,785,000	3,839,212
2.000%, 06/01/16 (d)	3,600,000	3,736,915
Royal Bank of Canada (144A) 3.125%, 04/14/15 (d)	4,980,000	5,283,596
Sparebanken 1 Boligkreditt (144A) 1.250%, 10/25/13	9,160,000	9,231,736
SunTrust Capital VIII 6.100%, 12/01/66 (a)	350,000	346,500
Wachovia Capital Trust III 5.570%, 03/29/49 (a)	350,000	287,000

		152,456,222

MSF-20

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Construction Materials—0.0%
Lafarge S.A. 7.125%, 07/15/36 (d)	$1,015,000	$876,134

Consumer Finance—0.4%
Credit Acceptance Corp. 9.125%, 02/01/17	3,200,000	3,152,000
Ford Motor Credit Co., LLC 6.625%, 08/15/17 (d)	5,020,000	5,227,366
SLM Corp. 5.400%, 10/25/11	2,470,000	2,469,830
6.250%, 01/25/16	3,996,000	3,922,210

		14,771,406

Containers & Packaging—0.3%
Reynolds Group Issuer, Inc. (144A) 6.875%, 02/15/21 (d)	5,135,000	4,621,500
7.875%, 08/15/19 (d)	6,500,000	6,321,250

		10,942,750

Diversified Financial Services—4.5%
Bank of America Corp. 5.375%, 06/15/14 (d)	3,100,000	3,073,514
5.625%, 07/01/20	2,035,000	1,874,361
7.625%, 06/01/19	4,700,000	4,936,960
Barrick North America Finance, LLC 4.400%, 05/30/21	145,000	148,688
BP Capital Markets plc 3.125%, 03/10/12 (d)	5,445,000	5,495,377
3.125%, 10/01/15	2,000,000	2,066,560
Citigroup, Inc. 4.587%, 12/15/15	32,900,000	33,780,470
4.750%, 05/19/15	9,640,000	9,878,523
5.000%, 09/15/14	2,770,000	2,716,702
5.375%, 08/09/20 (d)	4,193,000	4,344,019
6.000%, 08/15/17	955,000	1,013,479
8.500%, 05/22/19	4,520,000	5,459,346
Eksportfinans ASA 5.500%, 05/25/16 (d)	5,970,000	7,005,950
General Electric Capital Corp. 0.366%, 04/10/12 (a)	4,740,000	4,742,280
2.125%, 12/21/12	3,560,000	3,637,430
5.500%, 01/08/20	9,530,000	10,394,695
JPMorgan Chase & Co. 3.150%, 07/05/16	9,614,000	9,551,567
4.625%, 05/10/21	12,110,000	12,403,910
6.300%, 04/23/19	1,500,000	1,696,994
JPMorgan Chase Capital XXV 6.800%, 10/01/37	2,040,000	2,047,413
Level 3 Financing, Inc. 8.750%, 02/15/17	2,203,000	2,029,514
Novus USA Trust Series 1.543%, 10/25/15 (a)	5,110,000	5,075,288
Petrobras International Finance Co. 3.875%, 01/27/16	8,145,000	8,079,840
5.750%, 01/20/20	8,660,000	8,989,080
5.875%, 03/01/18	2,050,000	2,134,809
Sprint Capital Corp. 6.875%, 11/15/28	4,273,000	3,194,067

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Sprint Capital Corp. 8.375%, 03/15/12	$200,000	$202,000
Swiss Re Capital I L.P. (144A) 6.854%, 05/29/49 (a)	5,050,000	4,592,874
Telecom Italia Capital S.A. 5.250%, 11/15/13 (d)	850,000	830,854
Teva Pharmaceutical Finance II BV 3.000%, 06/15/15	2,850,000	2,987,515
Virgin Media Secured Finance plc 6.500%, 01/15/18 (d)	3,110,000	3,304,375
WEA Finance, LLC (144A) 4.625%, 05/10/21	2,910,000	2,778,759
Woodside Finance, Ltd. (144A) 4.600%, 05/10/21	1,940,000	2,004,113

		172,471,326

Diversified Telecommunication Services—1.4%
CCH II, LLC 13.500%, 11/30/16	11,930,000	13,600,200
GTE Corp. 6.840%, 04/15/18	725,000	873,283
Intelsat Jackson Holdings S.A. 11.250%, 06/15/16	2,110,000	2,152,200
Intelsat Jackson Holdings S.A. (144A) 7.250%, 04/01/19	2,216,000	2,055,340
7.250%, 10/15/20	1,330,000	1,226,925
Level 3 Escrow, Inc. (144A) 8.125%, 07/01/19	4,390,000	3,879,662
Qwest Communications International, Inc. 7.125%, 04/01/18	1,665,000	1,631,700
8.000%, 10/01/15	3,480,000	3,619,200
Qwest Corp. 6.500%, 06/01/17	633,000	653,573
7.625%, 06/15/15	1,176,000	1,258,320
8.375%, 05/01/16 (d)	1,257,000	1,379,557
Telefonica Emisiones SAU 4.949%, 01/15/15 (d)	9,815,000	9,683,420
Verizon Communications, Inc. 6.100%, 04/15/18	2,113,000	2,519,674
6.400%, 02/15/38	6,149,000	7,536,965

		52,070,019

Electric Utilities—1.4%
Alabama Power Co. 3.950%, 06/01/21	4,350,000	4,721,416
Dominion Resources, Inc. 1.950%, 08/15/16 (d)	6,100,000	6,072,416
Energy Future Intermediate Co., LLC 10.000%, 12/01/20	18,170,000	17,715,750
Florida Power & Light Co. 5.625%, 04/01/34	475,000	572,873
5.950%, 02/01/38	3,735,000	4,769,883
Florida Power Corp. 6.400%, 06/15/38	1,300,000	1,705,896
Georgia Power Co. 3.000%, 04/15/16	4,900,000	5,133,206
Jersey Central Power & Light Co. 7.350%, 02/01/19 (d)	2,335,000	2,975,551

MSF-21

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Electric Utilities—(Continued)
Southern California Edison Co. 5.950%, 02/01/38	$1,100,000	$1,436,361
The Cleveland Electric Illuminating Co. 5.950%, 12/15/36	2,527,000	2,645,410
8.875%, 11/15/18	1,390,000	1,879,842
Trans-Allegheny Interstate Line Co. (144A) 4.000%, 01/15/15	1,525,000	1,601,526

		51,230,130

Energy Equipment & Services—0.2%
Transocean, Ltd. 6.000%, 03/15/18	5,735,000	6,106,536
Weatherford International, Ltd. 6.750%, 09/15/40	985,000	1,050,479

		7,157,015

Food Products—0.2%
Kraft Foods, Inc. 5.375%, 02/10/20	3,725,000	4,215,661
6.500%, 08/11/17 (a)	1,540,000	1,827,333

		6,042,994

Gas Utilities—0.1%
KeySpan Gas East Corp. (144A) 5.819%, 04/01/41	3,630,000	4,407,539

Health Care Equipment & Supplies—0.2%
CareFusion Corp. 6.375%, 08/01/19	4,535,000	5,424,286

Health Care Providers & Services—0.7%
HCA, Inc. 6.500%, 02/15/20	7,792,000	7,616,680
7.250%, 09/15/20	8,300,000	8,383,000
Tenet Healthcare Corp. 8.875%, 07/01/19	9,053,000	9,573,547
9.000%, 05/01/15	1,530,000	1,614,150

		27,187,377

Hotels, Restaurants & Leisure—0.3%
Caesars Entertainment Operating Co., Inc. 11.250%, 06/01/17	3,100,000	3,127,125
MGM Resorts International 10.375%, 05/15/14	3,990,000	4,354,087
Yum! Brands, Inc. 5.300%, 09/15/19	1,667,000	1,882,386
6.250%, 04/15/16	2,523,000	2,954,161

		12,317,759

Insurance—1.3%
Allianz Finance II BV 5.750%, 07/08/41 (EUR) (a)	2,300,000	2,440,280
American International Group, Inc. 5.450%, 05/18/17 (d)	3,540,000	3,389,815
8.175%, 05/15/58 (a)	695,000	613,338
AXA S.A. 5.250%, 04/16/40 (EUR) (a)	2,300,000	2,222,668

Security Description	Par Amount	Value

Insurance—(Continued)
Berkshire Hathaway Finance Corp. 4.750%, 05/15/12 (d)	$2,100,000	$2,153,472
Fairfax Financial Holdings, Ltd. (144A) 5.800%, 05/15/21	5,720,000	5,445,234
Hartford Financial Services Group, Inc. 6.000%, 01/15/19	3,420,000	3,436,019
ING Verzekeringen NV 3.386%, 06/21/21 (EUR) (a)	880,000	874,319
Liberty Mutual Group, Inc. (144A) 10.750%, 06/15/88 (a)	550,000	654,500
Lincoln National Corp. 7.000%, 06/15/40 (d)	2,665,000	2,748,644
Manulife Financial Corp. 3.400%, 09/17/15	4,510,000	4,588,812
Prudential Financial, Inc. 4.500%, 11/15/20 (d)	2,500,000	2,483,658
4.750%, 09/17/15	8,550,000	8,925,525
5.375%, 06/21/20 (d)	3,000,000	3,147,975
7.375%, 06/15/19 (d)	3,860,000	4,523,144
XL Group plc 6.500%, 12/29/49 (a) (d)	3,755,000	2,947,675

		50,595,078

IT Services—0.2%
First Data Corp. (144A) 7.375%, 06/15/19	3,720,000	3,301,500
12.625%, 01/15/21 (d)	5,430,000	4,018,200

		7,319,700

Life Sciences Tools & Services—0.1%
Life Technologies Corp. 5.000%, 01/15/21 (d)	624,000	646,068
6.000%, 03/01/20	2,250,000	2,490,901

		3,136,969

Machinery—0.0%
Navistar International Corp. 3.000%, 10/15/14	1,320,000	1,310,100

Media—2.3%
CBS Corp. 4.625%, 05/15/18	1,525,000	1,632,114
5.750%, 04/15/20 (d)	1,540,000	1,694,756
8.875%, 05/15/19 (d)	2,705,000	3,454,718
Clear Channel Worldwide Holdings, Inc. 9.250%, 12/15/17	11,019,000	11,266,928
9.250%, 12/15/17 (d)	1,019,000	1,034,285
Comcast Cable Communications, LLC 8.500%, 05/01/27	2,400,000	3,161,558
Comcast Corp. 5.875%, 02/15/18	2,684,000	3,109,543
6.950%, 08/15/37	958,000	1,148,388
COX Communications, Inc. (144A) 8.375%, 03/01/39	9,635,000	13,271,798
CSC Holdings, LLC 8.500%, 04/15/14	2,710,000	2,923,413

MSF-22

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Media—(Continued)
DIRECTV Holdings, LLC 3.125%, 02/15/16	$4,780,000	$4,863,344
NBCUniversal Media, LLC 4.375%, 04/01/21	1,990,000	2,044,001
5.150%, 04/30/20	21,753,000	23,853,926
News America, Inc. 6.650%, 11/15/37	295,000	324,259
Time Warner Cable, Inc. 5.500%, 09/01/41 (a)	4,900,000	4,843,194
5.875%, 11/15/40	4,655,000	4,769,755
Time Warner, Inc. 4.700%, 01/15/21	1,230,000	1,285,633
6.100%, 07/15/40	1,610,000	1,768,484

		86,450,097

Metals & Mining—1.2%
AngloGold Ashanti Holdings plc 5.375%, 04/15/20 (d)	1,975,000	1,934,949
Arch Coal, Inc. 7.250%, 10/01/20	5,220,000	5,011,200
Barrick Gold Corp. 2.900%, 05/30/16	24,675,000	24,999,131
Cliffs Natural Resources, Inc. 4.875%, 04/01/21	6,790,000	6,563,166
Corp. Nacional del Cobre de Chile (144A) 3.750%, 11/04/20 (d)	1,519,000	1,506,312
Novelis, Inc. 8.750%, 12/15/20	3,735,000	3,660,300

		43,675,058

Multi-Utilities—0.3%
MidAmerican Energy Holdings Co. 5.950%, 05/15/37	5,890,000	6,930,498
6.500%, 09/15/37	4,650,000	5,815,629

		12,746,127

Multiline Retail—0.4%
Dollar General Corp. 11.875%, 07/15/17 (e)	4,285,000	4,734,925
Macy’s Retail Holdings, Inc. 5.900%, 12/01/16 (d)	9,360,000	10,272,825

		15,007,750

Oil, Gas & Consumable Fuels—3.3%
Anadarko Petroleum Corp. 5.950%, 09/15/16	11,649,000	12,741,665
6.375%, 09/15/17	13,481,000	15,123,309
6.950%, 06/15/19	1,862,000	2,159,965
Chesapeake Energy Corp. 6.625%, 08/15/20	6,371,000	6,562,130
Consol Energy, Inc. 8.000%, 04/01/17	1,457,000	1,522,565
8.250%, 04/01/20	1,123,000	1,181,958
El Paso Corp. 6.500%, 09/15/20	3,715,000	3,967,241
El Paso Pipeline Partners Operating Co., LLC 6.500%, 04/01/20	5,560,000	6,120,248

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Ensco plc 3.250%, 03/15/16 (d)	$1,020,000	$1,035,712
4.700%, 03/15/21	3,547,000	3,615,230
Enterprise Products Operating, LLC 5.200%, 09/01/20 (d)	5,580,000	6,135,243
5.950%, 02/01/41 (d)	2,000,000	2,145,384
6.125%, 10/15/39	2,250,000	2,449,753
6.300%, 09/15/17	2,975,000	3,453,457
Kinder Morgan Energy Partners, L.P. 5.950%, 02/15/18	9,575,000	10,897,279
6.375%, 03/01/41	960,000	1,019,052
6.550%, 09/15/40	680,000	759,354
Marathon Petroleum Corp. (144A) 6.500%, 03/01/41	7,084,000	7,642,283
MEG Energy Corp. (144A) 6.500%, 03/15/21	7,455,000	7,138,162
OGX Petroleo e Gas Participacoes S.A. (144A) 8.500%, 06/01/18	1,385,000	1,239,575
Plains Exploration & Production Co. 10.000%, 03/01/16	1,060,000	1,150,100
Pride International, Inc. 6.875%, 08/15/20	1,450,000	1,673,132
Range Resources Corp. 5.750%, 06/01/21	1,060,000	1,099,750
Rockies Express Pipeline, LLC (144A) 3.900%, 04/15/15	4,319,000	4,426,612
6.850%, 07/15/18	1,251,000	1,314,462
Tennessee Gas Pipeline Co. 7.000%, 10/15/28	500,000	585,269
Valero Energy Corp. 6.125%, 02/01/20 (d)	1,540,000	1,708,841
6.625%, 06/15/37	542,000	582,311
Western Gas Partners, L.P. 5.375%, 06/01/21	6,860,000	6,882,569
Williams Partners, L.P. 4.125%, 11/15/20	9,640,000	9,565,203

		125,897,814

Paper & Forest Products—0.1%
International Paper Co. 5.300%, 04/01/15 (d)	257,000	272,693
Inversiones CMPC S.A. (144A) 4.750%, 01/19/18 (d)	1,385,000	1,400,063

		1,672,756

Real Estate Investment Trusts—0.2%
Hospitality Properties Trust 5.625%, 03/15/17 (d)	1,992,000	2,022,390
Mack-Cali Realty, L.P. 7.750%, 08/15/19	1,610,000	1,908,784
Ventas Realty, L.P. 4.750%, 06/01/21	2,635,000	2,530,585

		6,461,759

MSF-23

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Real Estate Management & Development—0.1%
Realogy Corp. (144A) 7.875%, 02/15/19 (d)	$4,763,000	$3,596,065

Road & Rail—0.3%
Burlington Northern Santa Fe, LLC 5.750%, 05/01/40	9,565,000	11,252,716

Software—0.0%
Oracle Corp. (144A) 5.375%, 07/15/40	1,000,000	1,159,997

Thrifts & Mortgage Finance—0.1%
Northern Rock Asset Management plc (144A) 5.625%, 06/22/17	2,925,000	3,089,411

Wireless Telecommunication Services—0.6%
America Movil SAB de C.V. 2.375%, 09/08/16	7,975,000	7,711,825
Cricket Communications, Inc. 7.750%, 05/15/16	2,420,000	2,429,075
Crown Castle Towers, LLC (144A) 6.113%, 01/15/20	11,095,000	12,470,769
MetroPCS Wireless, Inc. 7.875%, 09/01/18	1,080,000	1,047,600

		23,659,269

Yankee—1.3%
Hydro Quebec 8.050%, 07/07/24 (a)	18,590,000	27,651,993
8.400%, 01/15/22	4,455,000	6,523,171
9.400%, 02/01/21	3,835,000	5,881,694
Nexen, Inc. 7.500%, 07/30/39 (d)	9,090,000	10,646,099

		50,702,957

Total Corporate Bonds & Notes (Identified Cost $1,057,547,120)		1,047,829,320

Mortgage-Backed Securities—9.2%

Collateralized-Mortgage Obligation—2.6%
321 Henderson Receivables I, LLC (144A) 3.820%, 12/15/48	4,921,916	4,954,322
Banc of America Alternative Loan Trust 5.500%, 10/25/35	5,281,794	4,308,428
Bear Stearns Adjustable Rate Mortgage Trust 5.377%, 11/25/34 (a)	1,873,654	1,636,686
Countrywide Alternative Loan Trust 0.421%, 03/20/47 (a)	4,131,451	2,059,892
5.500%, 11/25/35	3,479,481	2,622,933
5.500%, 04/25/37	2,679,237	1,764,690
Countrywide Home Loan Mortgage Pass-Through Trust 0.435%, 04/25/46 (a)	1,569,687	843,580
5.500%, 09/25/35	4,089,805	3,850,568
6.000%, 04/25/36	2,838,532	2,403,212
6.250%, 09/25/36	3,070,776	2,455,033

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Credit Suisse Mortgage Capital Certificates 6.000%, 10/25/21	$1,212,437	$991,258
6.000%, 02/25/37	2,494,890	2,083,934
Credit Suisse Mortgage Capital Certificates (144A) 4.741%, 08/26/46 (a)	6,153,900	5,768,033
4.960%, 03/27/37 (a)	3,926,315	3,633,046
5.432%, 05/27/36 (a)	6,597,069	6,443,399
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 0.435%, 02/25/47 (a)	1,197,578	708,130
0.635%, 04/25/35 (a)	1,566,631	1,078,691
GMAC Mortgage Corp. Loan Trust 5.362%, 04/19/36 (a)	5,276,321	4,127,724
GSR Mortgage Loan Trust 5.151%, 11/25/35 (a)	7,438,125	6,771,669
6.000%, 07/25/37	3,771,005	3,260,415
Harborview Mortgage Loan Trust 0.400%, 12/19/36 (a)	7,642,016	3,949,791
0.540%, 11/19/35 (a)	2,426,824	1,494,747
0.560%, 09/19/35 (a)	408,706	246,891
Indymac INDA Mortgage Loan Trust 5.461%, 09/25/36 (a)	10,088,668	7,283,292
JPMorgan Mortgage Trust 5.500%, 03/25/22	436,118	406,782
5.875%, 07/25/36	568,072	537,067
6.500%, 08/25/36	2,253,336	2,094,951
Merrill Lynch Mortgage Investors, Inc. 2.779%, 05/25/36 (a)	4,860,099	3,103,713
Residential Funding Mortgage Securities I 5.500%, 11/25/35	3,179,773	3,046,487
6.000%, 04/25/37	4,043,439	3,230,436
Structured Adjustable Rate Mortgage Loan Trust 5.298%, 04/25/37 (a)	3,681,811	2,340,671
WaMu Mortgage Pass-Through Certificates 2.581%, 08/25/35 (a)	2,128,468	1,721,003
Wells Fargo Mortgage Backed Securities Trust 2.728%, 07/25/36 (a)	3,955,023	3,474,903
5.500%, 03/25/36	1,683,367	1,656,846
6.000%, 08/25/36	1,722,312	1,715,896

		98,069,119

Commercial Mortgage-Backed Securities—6.6%
Banc of America Commercial Mortgage, Inc. 4.621%, 07/10/43	5,225,000	5,271,638
5.356%, 12/10/16	4,785,000	4,992,889
5.448%, 09/10/47	685,000	586,366
5.675%, 07/10/46	1,540,000	1,436,765
5.800%, 06/10/49 (a)	2,351,827	2,383,346
Banc of America Large Loan, Inc. (144A) 5.037%, 12/20/41 (a)	8,165,000	8,654,900
Bear Stearns Commercial Mortgage Securities 5.449%, 12/11/40 (a)	780,000	743,790
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.617%, 10/15/48	6,170,000	6,487,249

MSF-24

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Commercial Mortgage Pass-Through Certificates 5.167%, 06/10/44 (a)	$7,050,000	$6,822,271
Credit Suisse First Boston Mortgage Securities Corp. 3.936%, 05/15/38 (a)	10,000,000	10,261,020
4.829%, 11/15/37	9,110,000	9,718,512
Credit Suisse Mortgage Capital Certificates 5.448%, 01/15/49 (a)	2,078,493	2,085,508
CW Capital Cobalt, Ltd. 5.223%, 08/15/48	3,465,000	3,607,017
Extended Stay America Trust (144A) 2.951%, 11/05/27	1,396,386	1,378,349
4.221%, 11/05/27 (a)	19,110,000	18,369,124
4.860%, 11/05/27	3,240,000	3,112,039
GE Capital Commercial Mortgage Corp. 4.578%, 06/10/48	5,200,000	5,332,283
GMAC Commercial Mortgage Securities, Inc. 5.290%, 11/10/45 (a)	6,190,000	5,910,422
Greenwich Capital Commercial Funding Corp.
4.799%, 08/10/42 (a)	10,480,000	11,043,803
5.444%, 03/10/39	5,455,000	5,656,317
5.883%, 07/10/38 (a)	1,850,000	1,445,929
6.073%, 07/10/38 (a)	1,910,000	1,785,989
GS Mortgage Securities Corp. II 5.984%, 08/10/45 (a)	9,000,000	9,350,235
JPMorgan Chase Commercial Mortgage Securities Corp. 5.115%, 07/15/41	8,220,000	8,705,728
5.445%, 12/12/44 (a)	2,010,000	1,876,862
5.447%, 06/12/47	5,440,000	5,632,299
5.481%, 12/12/44 (a)	4,000,000	4,316,340
5.803%, 06/15/49 (a)	5,497,952	5,580,855
JPMorgan Chase Commercial Mortgage Securities Corp. (144A) 4.158%, 01/12/39	3,778,261	3,884,445
5.951%, 06/15/43	8,060,000	8,210,424
LB Commercial Conduit Mortgage Trust 5.961%, 07/15/44 (a)	4,000,000	4,334,156
LB-UBS Commercial Mortgage Trust
4.559%, 07/17/12 (a)	4,075,000	4,077,482
5.156%, 02/15/31	4,580,000	4,951,575
5.347%, 11/15/38	7,141,255	7,542,972
5.378%, 11/15/38	850,000	746,583
5.858%, 07/15/40 (a)	1,825,000	1,953,022
5.866%, 09/15/45 (a)	6,725,000	7,213,322
6.086%, 06/15/38 (a)	860,000	839,649
Merrill Lynch Mortgage Trust 4.864%, 08/12/39 (a)	4,500,000	4,752,666
Morgan Stanley Capital I 6.040%, 06/11/49 (a)	2,200,000	2,239,127
Morgan Stanley Capital I (144A) 6.340%, 01/15/13	3,050,000	3,176,267
Morgan Stanley Reremic Trust (144A) Zero Coupon, 07/17/56	6,440,000	5,152,000
2.500%, 02/23/51	3,777,887	3,768,442
RBSCF Trust (144A) 6.096%, 04/16/17 (a)	8,820,000	9,404,325

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Wachovia Bank Commercial Mortgage Trust
5.416%, 01/15/45 (a)	$5,000,000	$5,422,885
5.572%, 10/15/48	17,000,000	18,039,499
6.096%, 02/15/51 (a)	3,870,000	4,075,586

		252,332,272

Total Mortgage-Backed Securities (Identified Cost $355,354,125)		350,401,391

Asset-Backed Securities—5.2%

Asset Backed - Automobile—1.6%
AmeriCredit Automobile Receivables Trust 3.190%, 10/08/16 (a)	5,570,000	5,580,912
Credit Acceptance Auto Loan Trust (144A) 2.060%, 04/16/18	5,830,000	5,835,615
Globaldrive BV 4.000%, 10/20/16 (EUR)	1,641,168	2,227,567
Santander Consumer Acquired Receivables Trust (144A) 1.660%, 08/15/16	538,426	534,387
2.010%, 08/15/16	3,112,312	3,066,561
3.190%, 10/15/15	3,520,000	3,566,619
Santander Drive Auto Receivables Trust 3.070%, 05/16/16 (a)	5,000,000	5,075,267
3.890%, 07/17/17	5,780,000	5,919,019
Santander Drive Auto Receivables Trust (144A) 1.480%, 05/15/17	2,704,579	2,705,932
2.100%, 09/15/14 (a)	4,195,000	4,206,925
2.240%, 12/15/14	4,910,000	4,924,844
2.860%, 06/15/17	10,796,919	10,781,267
3.020%, 10/17/16 (a)	4,405,000	4,443,442

		58,868,357

Asset Backed - Credit Card—1.2%
Capital One Multi-Asset Execution Trust 0.289%, 01/15/16 (a)	2,010,000	2,005,083
Citibank Omni Master Trust (144A) 2.329%, 05/16/16 (a)	16,070,000	16,206,773
3.350%, 08/15/16	3,640,000	3,705,991
4.900%, 11/15/18	17,730,000	19,304,174
5.350%, 08/15/18	4,915,000	5,386,484

		46,608,505

Asset Backed - Home Equity—0.2%
ACE Securities Corp. 0.565%, 11/25/35 (a)	6,465,000	4,629,929
GSAA Trust 0.515%, 10/25/35 (a)	6,485,378	4,367,850
Option One Mortgage Loan Trust 1.360%, 01/25/33 (a)	255,361	171,818

		9,169,597

Asset Backed - Other—1.2%
321 Henderson Receivables I, LLC (144A) 4.070%, 01/15/28	2,311,648	2,405,033

MSF-25

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

Asset Backed - Other—(Continued)
321 Henderson Receivables I, LLC (144A) 5.560%, 07/15/59	$6,102,008	$7,004,384
Chase Funding Mortgage Loan Asset-Backed Certificates 5.833%, 04/25/32 (a)	1,045,578	1,030,375
Countrywide Asset-Backed Certificates 0.385%, 07/25/36 (a)	5,453,683	3,481,238
First Franklin Mortgage Loan Asset Backed Certificates 0.445%, 12/25/36 (a)	16,130,000	6,148,934
Knollwood CDO, Ltd. (144A) 3.446%, 02/08/39 (a) (f)	677,091	0
Merrill Lynch First Franklin Mortgage Loan Trust 0.395%, 06/25/37 (a)	23,625,000	9,024,585
0.475%, 05/25/37 (a)	16,380,000	6,102,516
Residential Asset Mortgage Products, Inc. 0.355%, 05/25/37 (a)	880,337	855,375
Wells Fargo Home Equity Trust 0.385%, 01/25/37 (a)	12,903,017	7,478,601

		43,531,041

Asset Backed - Student Loan—1.0%
Nelnet Student Loan Trust 0.413%, 08/23/27 (a)	6,490,000	6,012,970
Scholar Funding Trust (144A) 1.153%, 10/28/43 (a)	3,487,677	3,373,889
SLM Student Loan Trust 0.527%, 03/15/23 (a)	10,730,453	10,349,229
0.547%, 06/15/21 (a)	442,505	426,454
1.553%, 01/25/28 (a)	5,545,000	5,656,572
1.953%, 07/25/23 (a)	11,895,000	12,218,292

		38,037,406

Total Asset-Backed Securities (Identified Cost $201,465,765)		196,214,906

Foreign Government & Agency Obligations—1.2%

Sovereign—1.2%
Brazilian Government International Bond 7.125%, 01/20/37	1,520,000	1,941,800
Hellenic Republic 4.600%, 09/20/40 (EUR)	820,000	344,079
Indonesia Government International Bond (144A) 4.875%, 05/05/21 (d)	905,000	914,050
Mexico Government International Bond 5.125%, 01/15/20 (d)	7,480,000	8,097,100
5.625%, 01/15/17	2,130,000	2,372,820
Peruvian Government International Bond 6.550%, 03/14/37	870,000	1,009,200
Poland Government International Bond 5.125%, 04/21/21 (d)	8,115,000	8,094,712
6.375%, 07/15/19	1,110,000	1,221,000
Republic of Indonesia 4.875%, 05/05/21	2,412,000	2,436,120

Security Description	Shares/Par Amount	Value

Sovereign—(Continued)
Russian Foreign Bond-Eurobond 7.500%, 03/31/30 (a)	$8,162,125	$9,171,617
South Africa Government International Bond 5.500%, 03/09/20	2,680,000	2,931,250
Turkey Government International Bond 5.625%, 03/30/21	6,250,000	6,390,625
7.000%, 03/11/19	2,320,000	2,598,400

Total Foreign Government & Agency Obligations (Identified Cost $49,443,071)		47,522,773

Options Purchased—0.4%

Call Options—0.1%
U.S. Treasury Notes 10 Year Futures 131, Expires 11/25/11 (Counterparty-JPMorgan Securities, Inc.)	646,000	607,240
U.S. Treasury Notes 10 Year Futures 134, Expires 11/25/11 (Counterparty-JPMorgan Securities, Inc.)	646,000	132,834
USD Currency, Strike Price AUD 0.92, Expires 11/18/11 (Counterparty-Goldman Sachs & Co.)	196,300	294,646
USD Currency, Strike Price AUD 0.92, Expires 11/18/11 (Counterparty-UBS Securities LLC)	98,000	147,098
USD Currency, Strike Price CAD 1.07, Expires 11/18/11 (Counterparty-Goldman Sachs & Co.)	98,150	125,141
USD Currency, Strike Price CAD 1.07, Expires 11/18/11 (Counterparty-UBS Securities LLC)	49,000	62,426
USD Currency, Strike Price CAD 1.0725, Expires 11/10/11 (Counterparty-Royal Bank of Scotland)	50,000	52,450
USD Currency, Strike Price EUR 1.307, Expires 11/18/11 (Counterparty-Goldman Sachs & Co.)	392,550	582,937
USD Currency, Strike Price EUR 1.307, Expires 11/18/11 (Counterparty-UBS Securities LLC)	196,200	291,357
USD Currency, Strike Price GBP 1.54, Expires 11/18/11 (Counterparty-Deutsche Bank Securities, Inc.)	616,500	767,542
USD Currency, Strike Price GBP 1.54, Expires 11/18/11 (Counterparty-Goldman Sachs & Co.)	294,400	366,528
USD Currency, Strike Price GBP 1.54, Expires 11/18/11 (Counterparty-UBS Securities LLC)	147,200	183,264

		3,613,463

Put Options—0.3%
AUD Currency, Strike Price USD 0.90, Expires 11/11/11 (Counterparty-Royal Bank of Scotland)(AUD)	36,500	32,151

MSF-26

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Preferred Stock—0.1%

Security Description	Shares/Par Amount	Value

Put Options—(Continued)
EUR Currency, Strike Price GBP 0.84, Expires 10/13/11 (Counterparty-Deutsche Bank Securities, Inc.)(EUR)	58,500	$14,634
EUR Currency, Strike Price USD 1.41, Expires 11/16/11 (Counterparty-Deutsche Bank Securities, Inc.)(EUR)	1,169,700	8,859,862
Euro Dollar Midcurve 1 Year Futures 99.25, Expires 03/16/12 (Counterparty-JPMorgan Securities, Inc.)	10,952,500	1,040,488

		9,947,135

Total Options Purchased (Identified Cost $6,811,802)		13,560,598

Municipal Bonds & Notes—0.1%

Municipal Agency—0.1%
New York City Municipal Water Finance Authority 5.375%, 06/15/43	$2,360,000	2,663,614
5.500%, 06/15/43	2,825,000	3,215,726

Total Municipal Bonds & Notes (Identified Cost $5,109,987)		5,879,340

Diversified Financial Services—0.1%
Citigroup Capital XIII	114,805	3,032,000

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp. (g)	70,000	140,000
Federal National Mortgage Association (Series S) (g)	70,000	133,000

		273,000

Total Preferred Stock (Identified Cost $3,236,237)		3,305,000

Short Term Investments—15.9%

Mutual Funds—3.4%
State Street Navigator Securities Lending Prime Portfolio (h)	129,197,175	129,197,175

Security Description	Shares/Par Amount	Value

Repurchase Agreement—12.5%

Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $475,620,396 on 10/03/11, collateralized by $100,000,000 Federal Home Loan Bank due 11/21/20 with a value of $102,000,000; by $177,100,000 Federal Home Loan Mortgage Corp. due 11/26/12 with a value of $177,985,500; by $18,720,000 Federal National Mortgage Association due 04/15/14 with a value of $20,755,800; by $81,185,000 Federal Home Loan Mortgage Corp. due 09/21/12 with a value of $82,707,219; by $100,000,000 U.S. Treasury Note due 10/31/12 with a value of $100,375,000; and by $1,275,000 U.S. Treasury Note due 11/30/15 with a value of
$1,313,250.

	$475,620,000	$475,620,000

Total Short Term Investments (Identified Cost $604,817,175)		604,817,175

Total Investments—122.5% (Identified Cost $4,611,359,533) (i)		4,653,779,431
Liabilities in excess of other assets		(855,653,371)

Net Assets—100.0%		$3,798,126,060

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2011.
(b)	All or a portion of the security was pledged as collateral against open futures contracts.
(c)	Non-Income Producing; Defaulted Bond.
(d)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $126,016,332 and the collateral received consisted of cash in the amount of $129,197,175. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(e)	Payment in Kind security for which part of the income earned may be paid as additional principal.
(f)	Security was valued in good faith under procedures approved by the Board of Directors.
(g)	Non-Income Producing.
(h)	Represents investment of cash collateral received from securities lending transactions.
(i)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $4,611,359,533. The aggregate unrealized appreciation and depreciation of investments was $101,169,819 and $(58,749,921), respectively, resulting in net unrealized appreciation of $42,419,898 for federal income tax purposes.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2011, the market value of 144A securities was $381,887,455, which is 10.1% of net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TIPS)—	A Treasury Inflation Protected Security is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.
(AUD)—	Australian Dollar
(EUR)—	Euro

MSF-27

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Forward Contracts
Forward Foreign Currency Contracts	Counterparty	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of September 30, 2011	Unrealized Appreciation/ (Depreciation)
Canadian Dollar (sold) for Euro	Citibank N.A.	11/2/2011	1,110,898	$1,490,722	$1,493,714	$2,992
Euro (bought)	Citibank N.A.	10/26/2011	8,670,000	11,953,216	11,658,309	(294,907)
Euro (bought)	UBS AG	11/2/2011	3,300,000	4,488,112	4,437,180	(50,932)
Euro (bought)	UBS AG	11/22/2011	8,530,000	11,860,112	11,468,669	(391,443)
Euro (bought)	Citibank N.A.	11/22/2011	8,542,612	11,657,419	11,485,625	(171,794)
Euro (sold)	Citibank N.A.	10/26/2011	1,091,500	1,564,742	1,467,710	97,032
Euro (sold)	Citibank N.A.	10/26/2011	1,105,000	1,597,168	1,485,863	111,305
Euro (sold)	Royal Bank of Scotland plc	10/26/2011	8,370,000	11,532,136	11,254,908	277,228
Euro (sold)	Citibank N.A.	10/26/2011	4,655,000	6,310,611	6,259,450	51,161
Euro (sold)	Citibank N.A.	10/26/2011	7,870,000	10,660,395	10,582,571	77,824
Euro (sold)	Citibank N.A.	11/22/2011	8,530,000	11,593,703	11,468,669	125,034
Euro (sold)	Citibank N.A.	11/22/2011	8,542,612	11,570,541	11,485,625	84,916
New Zealand Dollar (bought)	Royal Bank of Scotland plc	11/2/2011	3,550,000	2,768,045	2,718,580	(49,465)
Pound Sterling (bought)	Morgan Stanley Capital	11/22/2011	5,211,223	8,265,000	8,137,630	(127,370)
Pound Sterling (bought)	UBS AG	11/22/2011	5,386,801	8,530,000	8,411,806	(118,194)
Pound Sterling (sold)	Citibank N.A.	11/22/2011	5,301,033	8,265,000	8,277,874	(12,874)
Pound Sterling (sold)	Deutsche Bank AG	11/22/2011	5,461,647	8,530,000	8,528,681	1,319
Swedish Krona (sold)	Citibank N.A.	11/2/2011	15,800,000	2,330,289	2,312,876	17,413
Yuan Renminbi (bought)	Goldman Sachs Capital Markets LP	11/15/2011	58,100,000	9,153,210	9,102,379	(50,831)
Yuan Renminbi (bought)	Goldman Sachs Capital Markets LP	2/15/2012	58,100,000	9,196,676	9,119,197	(77,479)

Net Unrealized Depreciation						$(499,065)

Futures Contracts
Futures Contracts-Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2011	Unrealized Appreciation/ (Depreciation)
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	6/18/2012	59	$14,661,245	$14,662,975	$1,730
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	9/17/2012	66	16,387,676	16,404,300	16,624
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	12/17/2012	47	11,669,642	11,681,263	11,621
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	3/18/2013	27	6,617,716	6,709,500	91,784
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	6/17/2013	67	16,502,961	16,637,775	134,814
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	9/16/2013	86	20,975,137	21,332,300	357,163
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	12/16/2013	56	13,591,626	13,867,700	276,074
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	3/17/2014	5	1,225,523	1,236,188	10,665
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	6/16/2014	5	1,222,273	1,233,938	11,665
Euro Currency Futures	International Monetary Market	12/9/2011	14	2,353,483	2,347,625	(5,858)
U.K. Long Gilt Bond Futures	London Int’l Financial Futures & Options Exchange	12/28/2011	23	4,702,310	4,670,917	(31,393)
USD Index Currency Futures	ICE Futures U.S.	12/19/2011	17	1,343,628	1,344,275	647
U.S. Treasury Note 2 Year Futures	Chicago Board of Trade	12/30/2011	339	74,662,568	74,648,860	(13,708)
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	12/20/2011	961	125,121,464	125,020,094	(101,370)
U.S. Treasury Bond 30 Year Futures	Chicago Board of Trade	12/20/2011	1,442	200,946,025	205,665,250	4,719,225

Futures Contracts-Short
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	12/19/2011	(440)	(109,492,790)	(109,417,000)	75,790
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	3/19/2012	(4)	(995,138)	(994,100)	1,038
Australian Dollar Currency Futures	International Monetary Market	12/19/2011	(22)	(2,163,490)	(2,114,420)	49,070
German Euro Bobl Futures	Eurex Deutschland	12/8/2011	(12)	(1,961,491)	(1,971,031)	(9,539)
German Euro Bund Futures	Eurex Deutschland	12/8/2011	(22)	(4,014,108)	(4,038,437)	(24,329)
Japanese Yen Currency Futures	International Monetary Market	12/19/2011	(9)	(1,472,048)	(1,461,038)	11,010
U.S. Treasury Notes 5 Year Futures	Chicago Board of Trade	12/30/2011	(910)	(111,525,709)	(111,460,781)	64,928
U.S. Treasury Ultra Long Bond Futures	Chicago Board of Trade	12/20/2011	(702)	(101,721,175)	(111,354,750)	(9,633,575)

Net Unrealized Depreciation						$(3,985,924)

MSF-28

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Options Written
Options Written-Call	Counterparty	Expiration Date	Number of Contracts	Premiums Received	Valuation as of September 30, 2011	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Notes 10 Year Futures 132 Call	JPMorgan Securities, Inc.	11/25/2011	(646)	$(381,948)	$(381,948)	$0
U.S. Treasury Notes 10 Year Futures 133 Call	JPMorgan Securities, Inc.	11/25/2011	(646)	(220,448)	(220,448)	0
USD Currency, Strike Price CAD 1.0725	Goldman Sachs & Co.	11/11/2011	(5,000,000)	(10,050)	(53,550)	(43,500)

Options Written-Puts
AUD Currency, Strike Price USD 0.90	Deutsche Bank Securities, Inc.	11/11/2011	(3,650,000)	(18,414)	(32,998)	(14,584)
EUR Currency, Strike Price USD 1.36	Deutsche Bank Securities, Inc.	11/16/2011	(1,169,700)	(1,779,415)	(4,783,885)	(3,004,470)

Totals				$(2,410,275)	$(5,472,829)	$(3,062,554)

TBA Sale Commitments
Security Description	Face Amount	Value
Fannie Mae
4.000% (15 Year TBA)	$(67,800,000)	$(71,444,250)
4.000% (30 Year TBA)	(169,300,000)	(177,447,562)
4.500% (15 Year TBA)	(4,700,000)	(5,000,359)
5.000% (30 Year TBA)	(51,900,000)	(55,824,937)
Freddie Mac
4.500% (30 Year TBA)	(5,100,000)	(5,362,969)

Total TBA Sale Commitments (Proceeds $(314,583,230))		$(315,080,077)

Swap Agreements

Credit Default Swaps on Credit Indices—Buy Protection (a)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)
Markit CDX North America Investment Grade Index, Series 16, V1	Morgan Stanley Capital	(1.000%)	6/20/2016	1.353%	$36,344,000	$570,448	$607,786	$(37,338)
Markit CDX North America High Yield Index, Series 17, V1	Morgan Stanley Capital	(1.000%)	12/20/2016	8.208%	10,475,000	1,299,280	1,124,608	174,672
Markit CDX North America Investment Grade Index, Series 17, V1	Morgan Stanley Capital	(1.000%)	12/20/2016	1.425%	25,610,000	529,278	484,101	45,177

								$182,511

Credit Default Swaps on Corporate Issuers—Buy Protection (a)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid	Unrealized Depreciation
JPMorgan Chase & Co.	Deutsche Bank AG	(1.000%)	12/20/2016	1.597%	$9,430,000	$273,765	$287,641	$(13,876)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

MSF-29

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,384,248,928	$—	$2,384,248,928
Total Corporate Bonds & Notes*	—	1,047,829,320	—	1,047,829,320
Total Mortgage-Backed Securities*	—	350,401,391	—	350,401,391
Total Asset-Backed Securities*	—	196,214,906	—	196,214,906
Total Foreign Government & Agency Obligations*	—	47,522,773	—	47,522,773
Total Municipal Bonds & Notes*	—	5,879,340	—	5,879,340
Options Purchased
Call Options	740,074	2,873,389	—	3,613,463
Put Options	1,040,488	8,906,647	—	9,947,135
Total Options Purchased	1,780,562	11,780,036	—	13,560,598
Total Preferred Stock*	3,305,000	—	—	3,305,000
Short Term Investments
Mutual Funds	129,197,175	—	—	129,197,175
Repurchase Agreement	—	475,620,000	—	475,620,000
Total Short Term Investments	129,197,175	475,620,000	—	604,817,175
Total Investments	$134,282,737	$4,519,496,694	$—	$4,653,779,431

Total TBA Sale Commitments	$—	$(310,580,077)	$—	$(310,580,077)

Forward Contracts**
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$846,224	$—	$846,224
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(1,345,289)	—	(1,345,289)
Total Forward Contracts (Net Unrealized Depreciation)	—	(499,065)	—	(499,065)
Futures Contracts**
Futures Contracts Long/Short (Unrealized Appreciation)	5,833,848	—	—	5,833,848
Futures Contracts Long/Short (Unrealized Depreciation)	(9,819,772)	—	—	(9,819,772)
Total Futures Contracts (Net Unrealized Depreciation)	(3,985,924)	—	—	(3,985,924)
Options Written
Call Options Written	—	(655,946)	—	(655,946)
Put Options Written	—	(4,816,883)	—	(4,816,883)
Total Options Written	—	(5,472,829)	—	(5,472,829)
Swap Contracts**
Credit Default Swaps (Unrealized Appreciation)	—	219,849	—	219,849
Credit Default Swaps (Unrealized Depreciation)	—	(51,214)	—	(51,214)
Total Swap Contracts (Net Unrealized Appreciation)	—	168,635	—	168,635

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forward, futures, and swap contracts are valued based on the unrealized appreciation/depreciation of the instrument.

MSF-30

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Asset-Backed Securities
Balance as of December 31, 2010	$0
Transfers Into Level 3	0
Transfers Out of Level 3	0
Accrued discounts/premiums	0
Realized Gain (Loss)	0
Change in unrealized depreciation	(17,633)
Security Purchases	17,633
Security Sales	0

Balance as of September 30, 2011	$0

The change in unrealized depreciation on investments held at September 30, 2011 was $(17,633).

MSF-31

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—53.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
General Dynamics Corp.	133,000	$7,566,370
Lockheed Martin Corp.	106,000	7,699,840
Northrop Grumman Corp.	138,000	7,198,080
Raytheon Co.	137,000	5,599,190

		28,063,480

Airlines—0.2%
Southwest Airlines Co.	352,000	2,830,080

Beverages—0.7%
Dr. Pepper Snapple Group, Inc.	188,000	7,290,640
The Coca-Cola Co.	14,000	945,840

		8,236,480

Biotechnology—1.9%
Amgen, Inc. (a)	169,000	9,286,550
Biogen Idec, Inc. (a)	83,000	7,731,450
Gilead Sciences, Inc. (a)	140,000	5,432,000

		22,450,000

Capital Markets—0.5%
TD Ameritrade Holding Corp.	429,000	6,308,445

Chemicals—1.1%
CF Industries Holdings, Inc.	48,000	5,922,720
LyondellBasell Industries NV	245,000	5,985,350
W.R. Grace & Co. (a)	44,000	1,465,200

		13,373,270

Commercial Services & Supplies—0.1%
Avery Dennison Corp.	28,000	702,240

Communications Equipment—0.6%
Motorola Solutions, Inc. (a)	173,000	7,248,700

Computers & Peripherals—2.9%
Apple, Inc. (a)	35,000	13,341,300
Dell, Inc. (a)	576,000	8,150,400
QLogic Corp. (a)	65,000	824,200
Seagate Technology plc (b)	472,000	4,852,160
Western Digital Corp. (a)	258,000	6,635,760

		33,803,820

Construction & Engineering—0.8%
Chicago Bridge & Iron Co., NV	32,000	916,160
Fluor Corp.	125,000	5,818,750
URS Corp. (a)	100,000	2,966,000

		9,700,910

Consumer Finance—1.2%
Capital One Financial Corp.	182,000	7,212,660
Discover Financial Services	310,000	7,111,400

		14,324,060

Diversified Consumer Services—1.0%
Apollo Group, Inc. (Class A) (a)	163,000	6,456,430

Security Description	Shares	Value

Diversified Consumer Services—(Continued)
ITT Educational Services, Inc. (a) (b)	97,000	$5,585,260

		12,041,690

Diversified Financial Services—0.0%
Moody’s Corp. (b)	15,000	456,750

Diversified Telecommunication Services—0.2%
AT&T, Inc.	100,000	2,852,000

Food & Staples Retailing—1.9%
Safeway, Inc. (b)	423,000	7,034,490
The Kroger Co.	332,000	7,290,720
Walgreen Co.	236,000	7,762,040

		22,087,250

Food Products—0.1%
Smithfield Foods, Inc. (a) (b)	67,000	1,306,500

Health Care Equipment & Supplies—0.5%
Baxter International, Inc.	90,000	5,052,600
Zimmer Holdings, Inc. (a)	9,000	481,500

		5,534,100

Health Care Providers & Services—5.5%
Aetna, Inc.	190,000	6,906,500
AmerisourceBergen Corp.	187,000	6,969,490
CIGNA Corp.	169,000	7,087,860
Health Net, Inc. (a)	251,000	5,951,210
Humana, Inc.	93,000	6,763,890
Lincare Holdings, Inc. (b)	129,000	2,902,500
McKesson Corp.	102,000	7,415,400
Tenet Healthcare Corp. (a) (b)	1,018,000	4,204,340
UnitedHealth Group, Inc.	196,000	9,039,520
WellPoint, Inc.	121,000	7,898,880

		65,139,590

Household Durables—0.5%
Newell Rubbermaid, Inc.	5,809	68,953
Tempur-Pedic International, Inc. (a) (b)	118,000	6,207,980

		6,276,933

Household Products—0.3%
The Procter & Gamble Co.	50,000	3,159,000

Independent Power Producers & Energy Traders—0.2%
NRG Energy, Inc. (a) (b)	140,000	2,969,400

Industrial Conglomerates—0.5%
General Electric Co.	160,000	2,438,400
Tyco International, Ltd.	86,000	3,504,500

		5,942,900

Insurance—0.3%
American Financial Group, Inc.	46,600	1,447,862
Unum Group	114,000	2,389,440

		3,837,302

MSF-32

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet & Catalog Retail—0.5%
Expedia, Inc. (b)	249,000	$6,411,750

Internet Software & Services—0.1%
Google, Inc. (Class A) (a)	2,000	1,028,760

IT Services—1.2%
Amdocs, Ltd. (a)	42,000	1,139,040
International Business Machines Corp.	29,000	5,075,870
The Western Union Co.	464,000	7,094,560
Total System Services, Inc.	75,000	1,269,750

		14,579,220

Life Sciences Tools & Services—0.5%
Agilent Technologies, Inc. (a)	180,000	5,625,000

Media—3.2%
CBS Corp. (Class B)	339,000	6,908,820
DIRECTV (a)	157,000	6,633,250
DISH Network Corp. (a)	253,000	6,340,180
Gannett Co., Inc. (b)	493,000	4,698,290
The Interpublic Group of Cos., Inc.	709,000	5,104,800
Time Warner Cable, Inc.	119,000	7,457,730

		37,143,070

Metals & Mining—0.5%
Alcoa, Inc. (b)	647,000	6,191,790

Multiline Retail—0.6%
Nordstrom, Inc.	151,000	6,897,680

Oil, Gas & Consumable Fuels—5.2%
Chevron Corp.	107,000	9,899,640
ConocoPhillips	186,000	11,777,520
Exxon Mobil Corp.	189,000	13,727,070
HollyFrontier Corp.	199,000	5,217,780
Marathon Oil Corp.	333,000	7,186,140
Murphy Oil Corp.	21,000	927,360
Tesoro Corp. (a)	306,000	5,957,820
Valero Energy Corp.	382,000	6,791,960

		61,485,290

Paper & Forest Products—0.6%
International Paper Co.	283,000	6,579,750

Pharmaceuticals—3.7%
Bristol-Myers Squibb Co.	324,000	10,167,120
Eli Lilly & Co.	236,000	8,724,920
Forest Laboratories, Inc. (a)	227,000	6,989,330
Johnson & Johnson	51,000	3,249,210
Pfizer, Inc.	798,000	14,108,640

		43,239,220

Road & Rail—0.6%
CSX Corp.	362,000	6,758,540

Semiconductors & Semiconductor Equipment—5.4%
Altera Corp. (b)	200,000	6,306,000
Analog Devices, Inc.	214,000	6,687,500

Security Description	Shares/Par Amount	Value

Semiconductors & Semiconductor Equipment—(Continued)
Applied Materials, Inc.	713,000	$7,379,550
Cypress Semiconductor Corp. (a) (b)	97,000	1,452,090
Lam Research Corp. (a) (b)	183,000	6,950,340
LSI Corp. (a)	1,055,000	5,464,900
Marvell Technology Group, Ltd. (a)	343,000	4,983,790
Maxim Integrated Products, Inc. (b)	297,000	6,929,010
NVIDIA Corp. (a)	510,000	6,375,000
Teradyne, Inc. (a) (b)	513,000	5,648,130
Xilinx, Inc.	181,000	4,966,640

		63,142,950

Software—3.6%
Autodesk, Inc. (a)	220,000	6,111,600
CA Technologies (b)	346,000	6,715,860
Cadence Design Systems, Inc. (a) (b)	271,000	2,504,040
Microsoft Corp.	667,000	16,601,630
Symantec Corp. (a)	469,000	7,644,700
TIBCO Software, Inc. (a)	129,000	2,888,310

		42,466,140

Specialty Retail—1.9%
GameStop Corp. (a) (b)	289,000	6,675,900
Limited Brands, Inc.	175,000	6,739,250
PetSmart, Inc.	91,000	3,881,150
Williams-Sonoma, Inc.	157,000	4,834,030

		22,130,330

Textiles, Apparel & Luxury Goods—0.6%
Coach, Inc.	130,000	6,737,900

Tobacco—1.1%
Philip Morris International, Inc.	200,000	12,476,000

Wireless Telecommunication Services—0.9%
MetroPCS Communications, Inc. (a)	484,000	4,215,640
Sprint Nextel Corp. (a)	1,978,000	6,013,120

		10,228,760

Total Common Stock (Identified Cost $681,827,580)		631,767,050

U.S. Treasury & Government Agencies—29.7%

Agency Sponsored Mortgage-Backed—19.9%
Fannie Mae 15 Yr. 3.500%, TBA	$900,000	939,656
4.500%, TBA	1,100,000	1,170,297
5.000%, TBA	2,500,000	2,686,719
Fannie Mae 15 Yr. Pool 4.000%, 01/01/26	4,462,658	4,788,028
4.000%, 02/01/26	2,748,808	2,949,222
4.000%, 04/01/26	1,640,270	1,759,861
4.000%, 05/01/26	2,932,751	3,133,746
4.000%, 06/01/26	5,718,045	6,129,798
Fannie Mae 30 Yr. 3.500%, TBA	7,500,000	7,705,078
4.500%, TBA	28,700,000	30,444,420

MSF-33

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. 5.500%, TBA	$13,400,000	$14,541,093
6.000%, TBA	4,700,000	5,155,312
Fannie Mae 30 Yr. Pool 4.000%, 11/01/40	2,533,000	2,658,304
4.000%, 12/01/40	2,343,986	2,459,940
4.000%, 01/01/41	4,121,261	4,325,134
4.000%, 02/01/41	979,111	1,027,241
4.000%, 09/01/41	18,047,521	18,937,778
4.500%, 10/01/40	854,881	921,179
4.500%, 12/01/40	288,072	310,412
4.500%, 01/01/41	237,109	252,830
4.500%, 03/01/41	10,679,919	11,388,019
4.500%, 04/01/41	8,104,925	8,653,913
4.500%, 05/01/41	1,680,558	1,810,889
4.500%, 06/01/41	4,549,583	4,871,841
4.500%, 07/01/41	2,857,555	3,035,408
4.500%, 08/01/41	8,149,224	8,656,428
5.000%, 07/01/34	2,816,715	3,044,123
5.000%, 03/01/35	1,609,905	1,739,419
5.000%, 04/01/35	4,075,522	4,403,389
5.000%, 05/01/35	147,506	159,258
5.000%, 06/01/35	987,348	1,066,779
5.000%, 07/01/35	210,288	227,205
5.500%, 08/01/28	47,917	52,509
5.500%, 04/01/33	351,482	384,181
5.500%, 05/01/33	1,976,960	2,160,878
5.500%, 06/01/33	5,392,267	5,893,916
6.000%, 03/01/28	19,452	21,606
6.000%, 05/01/28	36,694	40,756
6.000%, 06/01/28	2,852	3,167
6.000%, 02/01/34	1,122,001	1,245,491
6.000%, 08/01/34	641,004	711,555
6.000%, 04/01/35	5,230,196	5,809,113
6.500%, 07/01/37	685,834	760,597
6.500%, 10/01/38	3,111,602	3,450,799
6.500%, 08/01/41	2,554,047	2,812,645
Fannie Mae ARM Pool 3.055%, 03/01/41 (c)	525,933	548,383
3.149%, 03/01/41 (c)	772,622	802,804
3.317%, 12/01/40 (c)	1,081,173	1,129,499
Fannie Mae REMICS 4.000%, 08/25/19	1,829,342	1,945,962
FHLMC Multifamily Structured Pass-Through Certificate 3.974%, 01/25/21 (c)	1,400,000	1,529,727
Freddie Mac 15 Yr. 4.000%, TBA	700,000	736,094
Freddie Mac 30 Yr. 4.500%, TBA	500,000	528,828
5.000%, TBA	5,700,000	6,111,469
Freddie Mac 30 Yr. Gold Pool 5.500%, 07/01/33	1,045,365	1,138,697
Freddie Mac ARM Non-Gold Pool 3.062%, 02/01/41 (c)	937,992	978,214
Ginnie Mae 30 Yr. 4.000%, TBA	4,700,000	5,026,063
4.500%, TBA	8,700,000	9,451,734

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae 30 Yr. 5.000%, TBA	$9,400,000	$10,322,375
5.500%, TBA	4,300,000	4,750,156
6.000%, TBA	4,000,000	4,460,625
Ginnie Mae I 15 Yr. Pool 6.500%, 07/15/14	7,263	7,984
7.500%, 12/15/14	137,290	147,182
Ginnie Mae I 30 Yr. Pool 9.000%, 11/15/19	8,777	8,889

		234,324,617

Federal Agencies—0.7%
Farmer Mac Guaranteed Notes Trust 2007-1 (144A) 5.125%, 04/19/17	400,000	467,164
Federal Home Loan Bank 5.500%, 07/15/36	360,000	464,663
Federal Home Loan Bank of Chicago 5.625%, 06/13/16	1,640,000	1,828,930
Federal National Mortgage Association Zero Coupon, 10/09/19	1,615,000	1,227,961
5.125%, 01/02/14	1,205,000	1,316,464
Tennessee Valley Authority 5.250%, 09/15/39	2,390,000	3,061,279
5.980%, 04/01/36	430,000	599,998

		8,966,459

U.S. Treasury—9.1%
U.S. Treasury Bonds 3.500%, 02/15/39	410,000	455,869
3.750%, 08/15/41	15,735,000	18,319,002
4.375%, 05/15/40	10,284,000	13,237,462
4.375%, 05/15/41 (c)	1,290,000	1,666,525
4.750%, 02/15/41 (c)	3,690,000	5,042,038
6.250%, 08/15/23	3,440,000	4,903,073
8.125%, 05/15/21 (d)	4,785,000	7,446,656
U.S. Treasury Inflation Protected Notes (TIPS) 0.625%, 07/15/21	1,323,392	1,382,118
U.S. Treasury Notes 0.125%, 09/30/13	185,000	184,552
0.250%, 09/15/14	7,785,000	7,746,698
1.000%, 09/30/16	26,370,000	26,413,141
1.250%, 09/30/18	1,800,000	1,791,281
2.125%, 08/15/21 (c)	11,860,000	12,069,448
2.250%, 07/31/18	3,120,000	3,292,573
2.500%, 04/30/15	1,380,000	1,473,905
2.625%, 08/15/20 (d)	1,395,000	1,494,067

		106,918,408

Total U.S. Treasury & Government Agencies (Identified Cost $338,826,386)		350,209,484

Corporate Bonds & Notes—14.7%

Auto Components—0.0%
BorgWarner, Inc. 4.625%, 09/15/20	335,000	360,311

MSF-34

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Capital Markets—1.1%
ABN Amro North American Holding Preferred Capital Repackage Trust I (144A) 6.523%, 12/29/49 (c)	$880,000	$651,200
Capital One Capital V 10.250%, 08/15/39	290,000	294,350
CDP Financial, Inc. (144A) 3.000%, 11/25/14	2,665,000	2,785,589
Credit Suisse 5.860%, 05/29/49	1,020,000	800,700
Credit Suisse AG 5.400%, 01/14/20	340,000	326,641
Credit Suisse Group Finance U.S., Inc. 3.625%, 09/14/20 (EUR) (c)	150,000	169,080
Credit Suisse USA, Inc. 6.125%, 11/15/11	140,000	140,671
Lehman Brothers Holdings Capital Trust VII 5.857%, 11/29/49 (e)	325,000	33
Lehman Brothers Holdings, Inc. 6.500%, 07/19/17 (e)	1,770,000	885
6.750%, 12/28/17 (e)	2,505,000	1,253
Morgan Stanley 2.786%, 05/14/13 (c)	1,275,000	1,232,889
5.500%, 07/28/21	1,428,000	1,322,695
5.625%, 09/23/19	775,000	727,005
State Street Capital Trust IV 1.347%, 06/15/37 (c)	90,000	61,667
The Goldman Sachs Group, Inc. 3.625%, 02/07/16	3,623,000	3,527,262
3.700%, 08/01/15	1,030,000	1,008,454
UBS Preferred Funding Trust V 6.243%, 05/29/49 (c)	85,000	63,112

		13,113,486

Chemicals—0.1%
CF Industries, Inc. 7.125%, 05/01/20	740,000	842,675

Commercial Banks—2.2%
ABN Amro Bank NV 6.375%, 04/27/21 (EUR)	115,000	147,816
Barclays Bank plc (144A) 5.926%, 09/29/49 (c)	225,000	166,500
Capital One Financial Corp. 3.150%, 07/15/16	3,685,000	3,648,106
4.750%, 07/15/21	1,065,000	1,066,752
CIT Group, Inc. 7.000%, 05/01/14 (b)	5,280	5,385
7.000%, 05/01/16 (b)	30,000	29,100
7.000%, 05/01/17	700,409	679,397
CIT Group, Inc. (144A) 7.000%, 05/02/17	110,000	106,700
Commerzbank AG 6.375%, 03/22/19 (EUR)	300,000	303,251
DnB NOR Boligkreditt (144A) 2.100%, 10/14/15	5,070,000	5,108,693
2.900%, 03/29/16	3,580,000	3,710,015
Fifth Third Capital Trust IV 6.500%, 04/15/37 (c)	695,000	660,319

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Glitnir Banki Hf (144A) 1.000%, 06/15/16 (c) (e) (f)	$230,000	$0
HSBC Bank Brasil S.A. (144A) 4.000%, 05/11/16 (c)	1,900,000	1,847,164
HSBC Bank plc (144A) 3.100%, 05/24/16	1,035,000	1,028,970
JPMorgan Chase Bank N.A. 6.000%, 07/05/17	1,720,000	1,853,990
6.000%, 10/01/17	1,035,000	1,088,101
Kreditanstalt fuer Wiederaufbau 1.375%, 07/15/13 (b)	845,000	857,103
2.000%, 06/01/16	820,000	851,186
Landsbanki Islands Hf (144A) 6.100%, 12/31/49 (e)	320,000	22,400
Royal Bank of Canada (144A) 3.125%, 04/14/15 (b)	1,057,000	1,121,438
Sparebanken 1 Boligkreditt (144A) 1.250%, 10/25/13	1,970,000	1,985,428
SunTrust Capital VIII 6.100%, 12/01/66 (c)	80,000	79,200
Wachovia Capital Trust III 5.570%, 03/29/49 (c)	80,000	65,600

		26,432,614

Construction Materials—0.0%
Lafarge S.A. 7.125%, 07/15/36 (b)	225,000	194,217

Consumer Finance—0.2%
Ally Financial, Inc. 7.500%, 12/31/13 (b)	116,000	117,740
8.000%, 12/31/18	109,000	99,190
Ford Motor Credit Co., LLC 6.625%, 08/15/17	390,000	406,110
SLM Corp. 5.400%, 10/25/11	890,000	889,939
6.250%, 01/25/16	896,000	879,454

		2,392,433

Containers & Packaging—0.1%
Reynolds Group Issuer, Inc. (144A) 7.875%, 08/15/19	940,000	907,100

Diversified Financial Services—2.7%
Bank of America Corp. 7.625%, 06/01/19	950,000	997,896
Barrick North America Finance, LLC 4.400%, 05/30/21	25,000	25,636
BP Capital Markets plc 3.125%, 03/10/12	1,930,000	1,947,856
3.125%, 10/01/15	450,000	464,976
3.875%, 03/10/15	240,000	254,452
Citigroup, Inc. 4.587%, 12/15/15	4,965,000	5,097,873
4.750%, 05/19/15	1,640,000	1,680,579
5.000%, 09/15/14	405,000	397,207
5.375%, 08/09/20	332,000	343,958

MSF-35

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Citigroup, Inc. 6.000%, 08/15/17	$135,000	$143,267
8.500%, 05/22/19	950,000	1,147,429
Eksportfinans ASA 5.500%, 05/25/16	1,450,000	1,701,613
Fresenius Medical Care U.S. Finance, Inc. 6.875%, 07/15/17	90,000	93,712
General Electric Capital Corp. 0.366%, 04/10/12 (c)	1,515,000	1,515,729
2.125%, 12/21/12	1,020,000	1,042,185
5.500%, 01/08/20	1,535,000	1,674,277
Intergas Finance BV (144A) 6.375%, 05/14/17	260,000	267,475
JPMorgan Chase & Co. 3.150%, 07/05/16	1,477,000	1,467,408
4.625%, 05/10/21	1,760,000	1,802,715
JPMorgan Chase Capital XXV 6.800%, 10/01/37	290,000	291,054
KazMunaiGaz Finance Sub BV (144A) 8.375%, 07/02/13	220,000	228,800
Level 3 Financing, Inc. 8.750%, 02/15/17	68,000	62,645
Novus USA Trust Series 1.543%, 10/25/15 (c)	1,080,000	1,072,664
Petrobras International Finance Co. 3.875%, 01/27/16	1,835,000	1,820,320
5.750%, 01/20/20	1,855,000	1,925,490
5.875%, 03/01/18	500,000	520,685
6.125%, 10/06/16	180,000	195,300
Sprint Capital Corp. 6.875%, 11/15/28	240,000	179,400
8.375%, 03/15/12	560,000	565,600
Swiss Re Capital I L.P. (144A) 6.854%, 05/29/49 (c)	740,000	673,015
Teva Pharmaceutical Finance II BV 3.000%, 06/15/15	720,000	754,741
Virgin Media Secured Finance plc 6.500%, 01/15/18	690,000	733,125
WEA Finance, LLC (144A) 4.625%, 05/10/21	415,000	396,283
Woodside Finance, Ltd. (144A) 4.600%, 05/10/21	280,000	289,253

		31,774,618

Diversified Telecommunication Services—0.6%
CCH II, LLC 13.500%, 11/30/16	1,325,000	1,510,500
GTE Corp. 6.840%, 04/15/18	162,000	195,134
Intelsat Jackson Holdings S.A. (144A) 7.250%, 04/01/19	496,000	460,040
Level 3 Escrow, Inc. (144A) 8.125%, 07/01/19	581,000	513,459
Qwest Communications International, Inc. 7.125%, 04/01/18	375,000	367,500
8.000%, 10/01/15	780,000	811,200
Qwest Corp. 6.500%, 06/01/17	141,000	145,582

Security Description	Par Amount	Value

Diversified Telecommunication Services—(Continued)
Qwest Corp. 7.625%, 06/15/15	$263,000	$281,410
8.375%, 05/01/16	273,000	299,617
Telefonica Emisiones SAU 4.949%, 01/15/15	1,575,000	1,553,886
Verizon Communications, Inc. 6.100%, 04/15/18	474,000	565,227
6.400%, 02/15/38	580,000	710,919

		7,414,474

Electric Utilities—0.7%
Alabama Power Co. 3.950%, 06/01/21	680,000	738,061
Dominion Resources, Inc. 1.950%, 08/15/16	880,000	876,021
Edison Mission Energy 7.625%, 05/15/27	65,000	35,750
Energy Future Intermediate Co., LLC 10.000%, 12/01/20	2,590,000	2,525,250
Florida Power & Light Co. 5.625%, 04/01/34	300,000	361,814
5.950%, 02/01/38	525,000	670,465
Georgia Power Co. 3.000%, 04/15/16	1,095,000	1,147,114
Jersey Central Power & Light Co. 7.350%, 02/01/19 (b)	330,000	420,528
Southern California Edison Co. 5.950%, 02/01/38	475,000	620,247
The Cleveland Electric Illuminating Co. 5.950%, 12/15/36	328,000	343,369
8.875%, 11/15/18	181,000	244,785
Trans-Allegheny Interstate Line Co. (144A) 4.000%, 01/15/15	345,000	362,313

		8,345,717

Energy Equipment & Services—0.1%
Transocean, Ltd. 6.000%, 03/15/18	790,000	841,179
Weatherford International, Ltd. 6.750%, 09/15/40	220,000	234,625

		1,075,804

Food & Staples Retailing—0.0%
Wal-Mart Stores, Inc. 6.200%, 04/15/38	80,000	103,158

Food Products—0.2%
Kraft Foods, Inc. 5.375%, 02/10/20	875,000	990,256
6.500%, 08/11/17	960,000	1,139,117

		2,129,373

Gas Utilities—0.1%
KeySpan Gas East Corp. (144A) 5.819%, 04/01/41	565,000	686,022

MSF-36

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Health Care Equipment & Supplies—0.1%
CareFusion Corp. 6.375%, 08/01/19	$850,000	$1,016,680

Health Care Providers & Services—0.3%
HCA, Inc. 5.750%, 03/15/14	358,000	349,050
6.500%, 02/15/20	1,167,000	1,140,742
7.250%, 09/15/20	520,000	525,200
Tenet Healthcare Corp. 8.875%, 07/01/19	450,000	475,875
9.000%, 05/01/15	390,000	411,450

		2,902,317

Hotels, Restaurants & Leisure—0.1%
MGM Resorts International 10.375%, 05/15/14	570,000	622,013
Yum! Brands, Inc. 5.300%, 09/15/19	237,000	267,622
6.250%, 04/15/16	358,000	419,179

		1,308,814

Insurance—0.7%
Allianz Finance II BV 5.750%, 07/08/41 (EUR) (c)	300,000	318,297
American International Group, Inc. 5.450%, 05/18/17	505,000	483,575
8.175%, 05/15/58 (c)	155,000	136,788
AXA S.A. 5.250%, 04/16/40 (EUR) (c)	300,000	289,913
Berkshire Hathaway Finance Corp. 4.750%, 05/15/12 (b)	230,000	235,856
Fairfax Financial Holdings, Ltd. (144A) 5.800%, 05/15/21	815,000	775,851
Hartford Financial Services Group, Inc. 6.000%, 01/15/19	485,000	487,272
ING Verzekeringen NV 3.386%, 06/21/21 (EUR) (c)	110,000	109,290
Liberty Mutual Group, Inc. (144A) 10.750%, 06/15/88 (c)	125,000	148,750
Lincoln National Corp. 6.050%, 04/20/67	675,000	546,750
7.000%, 06/15/40	450,000	464,124
Manulife Financial Corp. 3.400%, 09/17/15	1,570,000	1,597,436
Prudential Financial, Inc. 4.750%, 09/17/15	1,870,000	1,952,132
5.375%, 06/21/20	770,000	807,980
XL Group plc 6.500%, 12/29/49 (b) (c)	525,000	412,125

		8,766,139

IT Services—0.2%
First Data Corp. (144A) 7.375%, 06/15/19	835,000	741,063
12.625%, 01/15/21	1,335,000	987,900

		1,728,963

Security Description	Par Amount	Value

Life Sciences Tools & Services—0.1%
Life Technologies Corp. 5.000%, 01/15/21	$131,000	$135,633
6.000%, 03/01/20	650,000	719,594

		855,227

Machinery—0.0%
Navistar International Corp. 3.000%, 10/15/14	230,000	228,275

Media—1.0%
CBS Corp. 4.625%, 05/15/18	215,000	230,101
5.750%, 04/15/20	340,000	374,167
8.875%, 05/15/19	380,000	485,321
Clear Channel Worldwide Holdings, Inc. 9.250%, 12/15/17	1,647,000	1,681,950
Comcast Corp. 5.875%, 02/15/18	205,000	237,502
COX Communications, Inc. (144A) 8.375%, 03/01/39	1,510,000	2,079,960
CSC Holdings, LLC 8.500%, 04/15/14	389,000	419,634
DIRECTV Holdings, LLC 3.125%, 02/15/16	680,000	691,856
NBCUniversal Media, LLC 4.375%, 04/01/21	1,090,000	1,119,578
5.150%, 04/30/20	946,000	1,037,366
News America, Inc. 6.650%, 11/15/37	10,000	10,992
TCI Communications, Inc. 7.875%, 02/15/26	1,159,000	1,496,299
Time Warner Cable, Inc. 5.500%, 09/01/41 (c)	690,000	682,001
5.875%, 11/15/40	580,000	594,298
Time Warner, Inc. 4.700%, 01/15/21	270,000	282,212
6.100%, 07/15/40	180,000	197,719

		11,620,956

Metals & Mining—0.6%
AngloGold Ashanti Holdings plc 5.375%, 04/15/20	440,000	431,077
Arch Coal, Inc. 7.250%, 10/01/20	1,160,000	1,113,600
Barrick Gold Corp. 2.900%, 05/30/16	3,805,000	3,854,982
Cliffs Natural Resources, Inc. 4.875%, 04/01/21	370,000	357,639
Corp. Nacional del Cobre de Chile (144A) 3.750%, 11/04/20	325,000	322,285
Novelis, Inc. 8.750%, 12/15/20	845,000	828,100
Steel Dynamics, Inc. 6.750%, 04/01/15	45,000	44,213
7.375%, 11/01/12	15,000	15,338

		6,967,234

MSF-37

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Multi-Utilities—0.2%
Dominion Resources, Inc. 8.875%, 01/15/19	$290,000	$386,535
MidAmerican Energy Holdings Co. 5.950%, 05/15/37	1,125,000	1,323,737
6.500%, 09/15/37 (c)	725,000	906,738

		2,617,010

Multiline Retail—0.2%
Dollar General Corp. 11.875%, 07/15/17 (g)	685,000	756,925
Macy’s Retail Holdings, Inc. 5.900%, 12/01/16	1,420,000	1,558,484

		2,315,409

Oil, Gas & Consumable Fuels—1.7%
Anadarko Petroleum Corp. 5.950%, 09/15/16	1,773,000	1,939,306
6.375%, 09/15/17	1,906,000	2,138,196
6.950%, 06/15/19	284,000	329,447
Chesapeake Energy Corp. 6.625%, 08/15/20	524,000	539,720
Consol Energy, Inc. 8.000%, 04/01/17	392,000	409,640
8.250%, 04/01/20	273,000	287,332
El Paso Corp. 6.500%, 09/15/20	535,000	571,325
El Paso Pipeline Partners Operating Co., LLC 6.500%, 04/01/20	840,000	924,642
Ensco plc 3.250%, 03/15/16	230,000	233,543
4.700%, 03/15/21	479,000	488,214
Enterprise Products Operating, LLC 5.200%, 09/01/20 (b)	1,385,000	1,522,816
6.300%, 09/15/17	725,000	841,599
Kinder Morgan Energy Partners, L.P. 5.950%, 02/15/18	775,000	882,025
6.375%, 03/01/41	220,000	233,533
6.550%, 09/15/40	150,000	167,505
Marathon Petroleum Corp. (144A) 6.500%, 03/01/41	1,048,000	1,130,592
MEG Energy Corp. (144A) 6.500%, 03/15/21	1,360,000	1,302,200
OGX Petroleo e Gas Participacoes S.A. (144A) 8.500%, 06/01/18	200,000	179,000
Pemex Project Funding Master Trust 6.625%, 06/15/35	305,000	327,112
Plains Exploration & Production Co. 10.000%, 03/01/16	150,000	162,750
Pride International, Inc. 6.875%, 08/15/20	320,000	369,243
Range Resources Corp. 5.750%, 06/01/21	155,000	160,812
Rockies Express Pipeline, LLC (144A) 3.900%, 04/15/15	1,189,000	1,218,625
6.850%, 07/15/18	281,000	295,255
Tennessee Gas Pipeline Co. 7.000%, 10/15/28	190,000	222,402

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Valero Energy Corp. 6.125%, 02/01/20 (b)	$340,000	$377,277
6.625%, 06/15/37	105,000	112,809
Western Gas Partners, L.P. 5.375%, 06/01/21	995,000	998,274
Williams Partners, L.P. 4.125%, 11/15/20	1,470,000	1,458,594

		19,823,788

Paper & Forest Products—0.0%
International Paper Co. 5.300%, 04/01/15	58,000	61,541
Inversiones CMPC S.A. (144A) 4.750%, 01/19/18	310,000	313,372

		374,913

Real Estate Investment Trusts—0.1%
Hospitality Properties Trust 5.625%, 03/15/17 (b)	429,000	435,545
Mack-Cali Realty, L.P. 7.750%, 08/15/19	335,000	397,169
Ventas Realty, L.P. 4.750%, 06/01/21	415,000	398,555

		1,231,269

Real Estate Management & Development—0.1%
Realogy Corp. (144A) 7.875%, 02/15/19 (b)	977,000	737,635

Road & Rail—0.1%
Burlington Northern Santa Fe, LLC 5.750%, 05/01/40	1,405,000	1,652,908

Semiconductors & Semiconductor Equipment—0.0%
Amkor Technology, Inc. 6.000%, 04/15/14	50,000	84,580

Software—0.0%
Oracle Corp. (144A) 5.375%, 07/15/40	140,000	162,400

Thrifts & Mortgage Finance—0.0%
Northern Rock Asset Management plc (144A) 5.625%, 06/22/17	440,000	464,732

Wireless Telecommunication Services—0.4%
America Movil SAB de C.V. 2.375%, 09/08/16	1,140,000	1,102,380
Cricket Communications, Inc. 7.750%, 05/15/16	621,000	623,329
Crown Castle Towers, LLC (144A) 6.113%, 01/15/20	2,045,000	2,298,578
MetroPCS Wireless, Inc. 7.875%, 09/01/18	152,000	147,440
Nextel Communications, Inc. 6.875%, 10/31/13	50,000	48,625

		4,220,352

MSF-38

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Yankee—0.7%
Hydro Quebec 8.050%, 07/07/24 (c)	$2,850,000	$4,239,278
8.400%, 01/15/22	1,010,000	1,478,878
9.400%, 02/01/21	590,000	904,876
Nexen, Inc. 7.500%, 07/30/39	1,265,000	1,481,553

		8,104,585

Total Corporate Bonds & Notes (Identified Cost $177,097,707)		172,956,188

Mortgage-Backed Securities—5.5%

Collateralized-Mortgage Obligation—1.6%
321 Henderson Receivables I, LLC (144A) 3.820%, 12/15/48	1,052,337	1,059,265
Bear Stearns Adjustable Rate Mortgage Trust 5.705%, 06/25/47 (c)	3,252,252	2,469,442
Countrywide Alternative Loan Trust 5.500%, 11/25/35	2,426,505	1,869,185
5.500%, 04/25/37	1,217,835	802,132
Countrywide Home Loan Mortgage Pass-Through Trust 0.435%, 04/25/46 (c)	664,098	356,899
0.575%, 02/25/35 (c)	385,311	259,707
Credit Suisse Mortgage Capital Certificates (144A) 4.736%, 08/26/46 (c)	1,390,610	1,303,415
5.367%, 05/27/36 (c)	1,458,885	1,424,902
CS First Boston Mortgage Securities Corp. 6.000%, 01/25/36	1,660,957	1,111,893
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 0.435%, 02/25/47 (c)	516,476	305,393
Deutsche Mortgage Securities, Inc. (144A) 5.239%, 06/26/35 (c)	280,000	257,185
GSR Mortgage Loan Trust 5.151%, 11/25/35 (c)	1,187,412	1,081,020
6.000%, 07/25/37	1,386,399	1,198,682
Harborview Mortgage Loan Trust 0.540%, 11/19/35 (c)	1,367,575	842,327
1.235%, 11/25/47 (c)	202,853	125,497
Indymac INDA Mortgage Loan Trust 5.461%, 09/25/36 (c)	841,553	607,541
Indymac Index Mortgage Loan Trust 0.855%, 06/25/34 (c)	66,925	48,996
5.135%, 10/25/35 (c)	226,815	166,015
JPMorgan Mortgage Trust 5.500%, 03/25/22	186,908	174,335
6.500%, 08/25/36	598,988	556,886
MASTR Adjustable Rate Mortgages Trust 2.216%, 09/25/33 (c)	282,237	238,125
MASTR Reperforming Loan Trust (144A) 5.334%, 05/25/36 (c)	369,263	329,628
WaMu Mortgage Pass-Through Certificates 2.581%, 08/25/35 (c)	912,201	737,573
5.448%, 11/25/36 (c)	550,000	372,727
5.648%, 08/25/36 (c)	270,000	215,553

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Wells Fargo Mortgage Backed Securities Trust 5.500%, 03/25/36	$689,905	$679,035

		18,593,358

Commercial Mortgage-Backed Securities—3.9%
Banc of America Commercial Mortgage, Inc. 5.234%, 11/10/42 (c)	3,630,000	3,742,280
5.448%, 09/10/47	150,000	128,401
5.451%, 01/15/49	800,000	853,180
5.675%, 07/10/46	350,000	326,537
Bayview Commercial Asset Trust (144A) 0.465%, 07/25/36 (c)	551,228	413,904
0.505%, 04/25/36 (c)	216,084	205,360
Bear Stearns Commercial Mortgage Securities 5.405%, 12/11/40 (c)	600,000	648,915
5.449%, 12/11/40 (c)	170,000	162,108
5.694%, 06/11/50 (c)	250,000	266,006
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.617%, 10/15/48	200,000	210,284
5.886%, 11/15/44 (c)	448,929	481,538
Credit Suisse First Boston Mortgage Securities Corp. 3.936%, 05/15/38 (c)	4,000,000	4,104,408
5.603%, 07/15/35	3,781,955	3,841,248
Credit Suisse Mortgage Capital Certificates 5.311%, 12/15/39	4,000,000	4,184,936
5.467%, 09/15/39 (c)	370,000	380,561
CW Capital Cobalt, Ltd. 5.223%, 08/15/48	790,000	822,379
Extended Stay America Trust (144A) 2.951%, 11/05/27	687,361	678,482
4.221%, 11/05/27	510,000	490,228
4.860%, 11/05/27	690,000	662,749
5.498%, 11/05/27 (c)	1,130,000	1,062,721
GE Capital Commercial Mortgage Corp. 4.578%, 06/10/48	3,480,000	3,568,528
6.269%, 12/10/35	2,492,913	2,517,157
GMAC Commercial Mortgage Securities, Inc. 5.290%, 11/10/45 (c)	260,000	248,257
Greenwich Capital Commercial Funding Corp.
5.444%, 03/10/39 (c)	530,000	549,560
5.883%, 07/10/38 (c)	410,000	320,449
6.073%, 07/10/38 (c)	400,000	374,029
JPMorgan Chase Commercial Mortgage Securities Corp. 5.115%, 07/15/41	1,190,000	1,260,318
5.447%, 06/12/47	1,135,000	1,175,121
5.637%, 12/12/44 (c)	450,000	420,193
JPMorgan Chase Commercial Mortgage Securities Corp. (144A) 5.951%, 06/15/43	1,150,000	1,171,462
LB-UBS Commercial Mortgage Trust 5.372%, 09/15/39	1,570,000	1,697,729
5.378%, 11/15/38	190,000	166,883
5.858%, 07/15/40 (c)	575,000	615,336
6.100%, 06/15/38 (c)	190,000	185,504

MSF-39

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Merrill Lynch Mortgage Trust 4.864%, 08/12/39 (c)	$750,000	$792,111
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700%, 09/12/49	1,630,000	1,681,249
Morgan Stanley Capital I (144A) 5.423%, 09/15/47 (c)	1,190,000	1,097,623
6.340%, 01/15/13	680,000	708,151
Morgan Stanley Reremic Trust (144A) Zero Coupon, 07/17/56	940,000	752,000
2.500%, 02/23/51	506,681	505,415
RBSCF Trust (144A) 6.096%, 04/16/17 (c)	2,250,000	2,399,062

		45,872,362

Total Mortgage-Backed Securities (Identified Cost $65,207,829)		64,465,720

Asset-Backed Securities—2.7%

Asset Backed-Automobile—0.8%
AmeriCredit Automobile Receivables Trust 3.190%, 10/08/16 (c)	1,245,000	1,247,439
Credit Acceptance Auto Loan Trust (144A) 2.060%, 04/16/18	1,250,000	1,251,204
Globaldrive BV 4.000%, 10/20/16 (EUR)	447,591	607,519
Santander Consumer Acquired Receivables Trust (144A) 1.660%, 08/15/16	89,738	89,065
2.010%, 08/15/16	702,780	692,449
3.190%, 10/15/15	785,000	795,397
Santander Drive Auto Receivables Trust 3.890%, 07/17/17	1,265,000	1,295,425
Santander Drive Auto Receivables Trust (144A) 1.480%, 05/15/17	600,316	600,616
2.100%, 09/15/14 (c)	875,000	877,487
2.240%, 12/15/14	1,075,000	1,078,250
3.020%, 10/17/16 (c)	925,000	933,072

		9,467,923

Asset Backed-Credit Card—0.8%
Capital One Multi-Asset Execution Trust 0.289%, 01/15/16 (c)	440,000	438,924
Citibank Omni Master Trust (144A) 2.329%, 05/16/16 (c)	3,455,000	3,484,406
3.350%, 08/15/16	785,000	799,232
4.900%, 11/15/18	2,815,000	3,064,932
5.350%, 08/15/18	1,100,000	1,205,520

		8,993,014

Asset Backed-Home Equity—0.1%
GSAA Trust 0.335%, 03/25/47 (c)	967,156	372,816
Home Equity Asset Trust 0.345%, 07/25/37 (c)	305,865	295,675

Security Description	Par Amount	Value

Asset Backed-Home Equity—(Continued)
Morgan Stanley Home Equity Loan Trust 0.555%, 09/25/35 (c)	$404,022	$312,866
Residential Asset Securities Corp. 6.349%, 03/25/32	139,008	126,243
Structured Asset Securities Corp. 0.485%, 11/25/37 (c)	96,466	90,174

		1,197,774

Asset Backed-Other—0.5%
321 Henderson Receivables I, LLC (144A) 4.070%, 01/15/28	462,330	481,007
5.560%, 07/15/59	1,723,502	1,978,377
Chase Funding Mortgage Loan Asset-Backed Certificates 5.833%, 04/25/32 (c)	201,073	198,149
Countrywide Asset-Backed Certificates 0.385%, 07/25/36 (c)	2,322,146	1,482,291
0.905%, 07/25/34 (c)	212,542	116,581
5.071%, 12/25/34 (c)	546,757	203,321
Countrywide Asset-Backed Certificates (144A) 0.685%, 03/25/47 (c)	474,814	208,960
Finance America Mortgage Loan Trust 1.285%, 09/25/33 (c)	187,615	148,087
Fremont Home Loan Trust 1.285%, 12/25/33 (c)	184,366	132,653
GMAC Mortgage Corp. Loan Trust 0.475%, 10/25/34 (c)	345,283	247,952
Greenpoint Mortgage Funding Trust 0.835%, 09/25/34 (c)	139,567	123,310
Knollwood CDO, Ltd. (144A) 3.446%, 02/08/39 (c) (f)	496,858	0
Long Beach Mortgage Loan Trust 1.885%, 03/25/34 (c)	223,564	142,956

		5,463,644

Asset Backed-Student Loan—0.5%
Nelnet Student Loan Trust 0.413%, 08/23/27 (c)	1,455,000	1,348,054
1.733%, 04/25/24 (c)	150,000	152,922
Scholar Funding Trust (144A) 1.153%, 10/28/43 (c)	785,468	759,842
SLM Student Loan Trust 0.547%, 06/15/21 (c)	292,140	281,542
1.553%, 01/25/28 (c)	685,000	698,783
1.953%, 07/25/23 (c)	3,075,000	3,158,575

		6,399,718

Total Asset-Backed Securities (Identified Cost $33,313,505)		31,522,073

Foreign Government & Agency Obligations—0.7%

Sovereign—0.7%
Brazilian Government International Bond 7.125%, 01/20/37	230,000	293,825
Hellenic Republic 4.600%, 09/20/40 (EUR)	230,000	96,510

MSF-40

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Foreign Government & Agency Obligations—(Continued)

Security Description	Shares/Par Amount	Value

Sovereign—(Continued)
Indonesia Government International Bond (144A) 4.875%, 05/05/21 (b)	$235,000	$237,350
Mexico Government International Bond 5.125%, 01/15/20 (b)	1,175,000	1,271,937
5.625%, 01/15/17	475,000	529,150
6.750%, 09/27/34	215,000	264,450
Peruvian Government International Bond 6.550%, 03/14/37	130,000	150,800
Poland Government International Bond 5.125%, 04/21/21	1,240,000	1,236,900
6.375%, 07/15/19	170,000	187,000
Republic of Indonesia 4.875%, 05/05/21	302,000	305,020
Russian Foreign Bond-Eurobond 7.500%, 03/31/30 (c)	1,231,625	1,383,952
South Africa Government International Bond 5.500%, 03/09/20	365,000	399,219
Turkey Government International Bond
5.625%, 03/30/21	960,000	981,600
7.000%, 03/11/19	340,000	380,800

Total Foreign Government & Agency Obligations (Identified Cost $8,027,053)		7,718,513

Options Purchased—0.2%

Call Options—0.1%
U.S. Treasury Notes 10 Year Futures 131, Expires 11/25/11 (Counterparty-JPMorgan Securities, Inc.)	93,000	87,420
U.S. Treasury Notes 10 Year Futures 134, Expires 11/25/11 (Counterparty-JPMorgan Securities, Inc.)	93,000	19,123
USD Currency, Strike Price AUD 0.92, Expires 11/18/11 (Counterparty-Goldman Sachs & Co.)	28,150	42,253
USD Currency, Strike Price AUD 0.92, Expires 11/18/11 (Counterparty-UBS Securities LLC)	14,100	21,164
USD Currency, Strike Price CAD 1.07, Expires 11/18/11 (Counterparty-Goldman Sachs & Co.)	14,100	17,977
USD Currency, Strike Price CAD 1.07, Expires 11/18/11 (Counterparty-UBS Securities LLC)	7,500	8,982
USD Currency, Strike Price CAD 1.0725, Expires 11/10/11 (Counterparty-Royal Bank of Scotland)	7,500	7,868
USD Currency, Strike Price EUR 1.307, Expires 11/18/11 (Counterparty-Goldman Sachs & Co.)	56,350	83,680
USD Currency, Strike Price EUR 1.307, Expires 11/18/11 (Counterparty-UBS Securities LLC)	28,200	41,877
USD Currency, Strike Price GBP 1.54, Expires 11/18/11 (Counterparty-Deutsche Bank Securities, Inc.)	87,850	109,373
USD Currency, Strike Price GBP 1.54, Expires 11/18/11 (Counterparty-Goldman Sachs & Co.)	42,250	52,601

Security Description	Shares/Par Amount	Value

USD Currency, Strike Price GBP 1.54, Expires 11/18/11 (Counterparty-UBS Securities LLC)	21,150	$26,332

		518,650

Put Options—0.1%
AUD Currency, Strike Price USD 0.90, Expires 11/11/11 (Counterparty-Royal Bank of Scotland)(AUD)	5,500	4,845
EUR Currency, Strike Price GBP 0.84, Expires 10/13/11 (Counterparty-Deutsche Bank Securities, Inc.)(EUR)	8,500	2,126
EUR Currency, Strike Price USD 1.41, Expires 11/16/11 (Counterparty-Deutsche Bank Securities, Inc.)(EUR)	168,200	1,274,026
Euro Dollar Midcurve 1 Year Futures 99.25, Expires 03/16/12 (Counterparty-JPMorgan Securities, Inc.)	1,565,000	148,675

		1,429,672

Total Options Purchased (Identified Cost $978,428)		1,948,322

Municipal Bonds & Notes—0.1%

Municipal Agency—0.1%
New York City Municipal Water Finance Authority 5.375%, 06/15/43	$530,000	598,185
5.500%, 06/15/43	630,000	717,135

Total Municipal Bonds & Notes (Identified Cost $1,143,181)		1,315,320

Preferred Stock—0.0%

Diversified Financial Services—0.0%
Citigroup Capital XIII	16,364	432,173

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp. (a)	20,000	40,000
Federal National Mortgage Association (Series S) (a)	20,000	38,000

		78,000

Total Preferred Stock (Identified Cost $495,361)		510,173

Convertible Bonds & Notes—0.0%

Health Care Equipment & Supplies—0.0%
Conceptus, Inc. 2.250%, 02/15/27	$25,000	24,750

Semiconductors & Semiconductor Equipment—0.0%
Jazz Technologies, Inc. 8.000%, 12/31/11	75,000	74,625
Jazz Technologies, Inc. (144A) 8.000%, 12/31/11	100,000	99,500

		174,125

Total Convertible Bonds & Notes (Identified Cost $193,058)		198,875

MSF-41

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Short Term Investments—7.7%

Security Description	Shares/Par Amount	Value

Mutual Funds—5.4%
State Street Navigator Securities Lending Prime Portfolio (h)	63,109,853	$63,109,853

Repurchase Agreement—2.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $27,471,023 on 10/03/11, collateralized by $27,205,000 U.S. Treasury Note due 12/31/13 with a value of $28,021,150.	$27,471,000	27,471,000

Total Short Term Investments (Identified Cost $90,580,853)		90,580,853

Total Investments 114.9% (Identified Cost $1,397,690,941) (i)		1,353,192,571
Liabilities in excess of other assets		(175,152,638)

Net Assets—100.0%		$1,178,039,933

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $60,327,844 and the collateral received consisted of cash in the amount of $63,109,853 and non-cash collateral with a value of $466,604. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2011.
(d)	All or a portion of the security was pledged as collateral against open futures contracts.
(e)	Non-Income Producing; Defaulted Bond.
(f)	Security was valued in good faith under procedures approved by the Board of Directors.
(g)	Payment in Kind security for which part of the income earned may be paid as additional principal.
(h)	Represents investment of cash collateral received from securities lending transactions.
(i)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $1,397,690,941. The aggregate unrealized appreciation and depreciation of investments was $54,730,731 and $(99,229,101), respectively, resulting in net unrealized depreciation of $(44,498,370) for federal income tax purposes.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2011, the market value of 144A securities was $70,101,437, which is 6.0% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TIPS)—	A Treasury Inflation Protected Security is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.
(AUD)—	Australian Dollar
(EUR)—	Euro

Forward Contracts
Forward Foreign Currency Contracts	Counterparty	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of September 30, 2011	Unrealized Appreciation/ (Depreciation)
Canadian Dollar (sold) for Euro	Citibank N.A.	11/2/2011	143,342	$192,351	$192,737	$386
Euro (bought)	Citibank N.A.	10/26/2011	1,240,000	1,709,572	1,667,394	(42,178)
Euro (bought)	Citibank N.A.	11/22/2011	1,210,043	1,651,249	1,626,915	(24,334)
Euro (bought)	UBS AG	11/2/2011	450,000	612,015	605,070	(6,945)
Euro (bought)	UBS AG	11/22/2011	1,250,000	1,738,000	1,680,637	(57,363)
Euro (sold)	Citibank N.A.	10/26/2011	408,500	585,613	549,299	36,314
Euro (sold)	Citibank N.A.	10/26/2011	159,000	229,819	213,803	16,016
Euro (sold)	Citibank N.A.	10/26/2011	1,022,000	1,384,361	1,374,255	10,106
Euro (sold)	Citibank N.A.	10/26/2011	630,000	854,068	847,144	6,924
Euro (sold)	Citibank N.A.	11/22/2011	1,210,043	1,638,943	1,626,915	12,028
Euro (sold)	Royal Bank of Scotland plc	10/26/2011	1,193,000	1,643,708	1,604,194	39,514
Euro (sold)	Deutsche Bank AG	11/22/2011	1,250,000	1,698,960	1,680,637	18,323
New Zealand Dollar (bought)	Royal Bank of Scotland plc	11/2/2011	500,000	389,866	382,899	(6,967)
Pound Sterling (bought)	Morgan Stanley Capital	11/22/2011	744,010	1,180,000	1,161,815	(18,185)
Pound Sterling (bought)	UBS AG	11/22/2011	789,391	1,250,000	1,232,680	(17,320)
Pound Sterling (sold)	Citibank N.A.	11/22/2011	756,832	1,180,000	1,181,838	(1,838)
Pound Sterling (sold)	Deutsche Bank AG	11/22/2011	800,359	1,250,000	1,249,807	193
Swedish Krona (sold)	Citibank N.A.	11/2/2011	2,250,000	331,845	329,365	2,480
Yuan Renminbi (bought)	Goldman Sachs Capital Market LP	11/15/2011	8,640,000	1,361,166	1,353,607	(7,559)
Yuan Renminbi (bought)	Goldman Sachs Capital Market LP	2/15/2012	8,640,000	1,367,630	1,356,108	(11,522)

Net Unrealized Depreciation						$(51,927)

MSF-42

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Futures Contracts
Futures Contracts-Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2011	Unrealized Appreciation/ (Depreciation)
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	6/18/2012	13	$3,230,444	$3,230,825	$381
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	9/17/2012	15	3,724,472	3,728,250	3,778
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	12/17/2012	12	2,979,523	2,982,450	2,927
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	3/18/2013	8	1,957,389	1,988,000	30,611
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	6/17/2013	19	4,679,399	4,718,175	38,776
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	9/16/2013	21	5,122,108	5,209,050	86,942
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	12/16/2013	13	3,154,750	3,219,288	64,538
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	3/17/2014	1	245,105	247,238	2,133
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	6/16/2014	1	244,455	246,788	2,333
Euro Currency Futures	International Monetary Market	12/19/2011	2	336,212	335,375	(837)
U.K. Long Gilt Bond Futures	London Int’l Financial Futures & Options Exchange	12/28/2011	4	816,594	812,333	(4,261)
USD Index Currency Futures	ICE Futures U.S.	12/16/2011	2	158,074	158,150	76
U.S. Treasury Note 2 Year Futures	Chicago Board of Trade	12/30/2011	58	12,775,704	12,771,781	(3,923)
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	12/20/2011	183	23,821,668	23,807,156	(14,512)
U.S. Treasury Bond 30 Year Futures	Chicago Board of Trade	12/20/2011	135	19,053,770	19,254,375	200,605

Futures Contracts-Short
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	3/19/2012	(130)	(32,350,143)	(32,327,750)	22,393
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	9/19/2011	(4)	(995,138)	(994,100)	1,038
Australian Dollar Currency Futures	International Monetary Market	12/19/2011	(4)	(390,232)	(384,440)	5,792
German Euro Bobl Futures	Eurex Deutschland	12/8/2011	(1)	(163,458)	(164,253)	(795)
German Euro Bund Futures	Eurex Deutschland	12/8/2011	(12)	(2,185,639)	(2,202,784)	(17,145)
Japanese Yen Currency Futures	International Monetary Market	12/19/2011	(1)	(163,561)	(162,338)	1,223
U.S. Treasury Notes 5 Year Futures	Chicago Board of Trade	12/30/2011	(173)	(21,202,140)	(21,189,797)	12,343
U.S. Treasury Ultra Long Bond Futures	Chicago Board of Trade	12/20/2011	(110)	(15,727,458)	(17,448,750)	(1,721,292)

Net Unrealized Depreciation						$(1,286,876)

Options Written
Options Written-Call	Counterparty	Expiration Date	Number of Contracts	Premiums Received	Valuation as of September 30, 2011	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Notes 10 Year Futures 132 Call	JPMorgan Securities, Inc.	11/25/2011	(93)	$(54,986)	$(54,986)	$0
U.S. Treasury Notes 10 Year Futures 133 Call	JPMorgan Securities, Inc.	11/25/2011	(93)	(31,736)	(31,736)	0
USD Currency, Strike Price CAD 1.0725	Goldman Sachs & Co.	11/11/2011	(750,000)	(1,508)	(8,033)	(6,525)

Options Written-Puts
AUD Currency, Strike Price USD 0.90	Deutsche Bank Securities, Inc.	11/11/2011	(550,000)	(2,775)	(4,972)	(2,197)
EUR Currency, Strike Price USD 1.36	Deutsche Bank Securities, Inc.	11/16/2011	(168,200)	(255,876)	(687,911)	(432,035)
U.S. Treasury Notes 30 Year Futures 136 Put	JPMorgan Securities, Inc.	10/21/2011	(32)	(36,507)	(8,000)	28,507

Totals				$(383,388)	$(795,638)	$(412,250)

TBA Sale Commitments
Security Description	Face Amount	Value
Fannie Mae
4.000% (15 Year TBA)	$(14,400,000)	$(15,174,000)
4.000% (30 Year TBA)	(28,000,000)	(29,347,500)
5.000% (30 Year TBA)	(4,200,000)	(4,517,625)
Freddie Mac
5.500% (30 Year TBA)	(1,000,000)	(1,081,406)

Total TBA Sale Commitments (Proceeds $(49,997,688))		$(50,120,531)

MSF-43

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Swap Agreements

Credit Default Swaps on Credit Indices—Buy Protection (a)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation
Markit CDX North America Investment Grade Index, Series 16, V1	Morgan Stanley Capital	(1.000%)	6/20/2016	1.353%	$4,680,000	$73,456	$78,264	$(4,808)
Markit CDX North America High Yield Index, Series 17, V1	Morgan Stanley Capital	(1.000%)	12/20/2016	8.208%	1,525,000	189,155	163,726	25,429
Markit CDX North America Investment Grade Index, Series 17, V1	Morgan Stanley Capital	(1.000%)	12/20/2016	1.425%	3,715,000	76,777	70,224	6,553

								$27,174

Credit Default Swaps on Corporate Issuers—Buy Protection (a)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid	Unrealized Depreciation
JPMorgan Chase & Co.	Deutsche Bank AG	(1.000%)	12/20/2016	1.597%	$1,370,000	$39,773	$41,789	$(2,016)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

MSF-44

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$631,767,050	$—	$—	$631,767,050
Total U.S. Treasury & Government Agencies*	—	350,209,484	—	350,209,484
Total Corporate Bonds & Notes*	—	172,956,188	—	172,956,188
Total Mortgage-Backed Securities*	—	64,465,720	—	64,465,720
Total Asset-Backed Securities*	—	31,522,073	—	31,522,073
Total Foreign Government & Agency Obligations*	—	7,718,513	—	7,718,513
Total Municipal Bonds & Notes*	—	1,315,320	—	1,315,320
Options Purchased
Call Options	106,543	412,107	—	518,650
Put Options	148,675	1,280,997	—	1,429,672
Total Options Purchased	255,218	1,693,104	—	1,948,322
Total Preferred Stock*	510,173	—	—	510,173
Total Convertible Bonds & Notes*	—	198,875	—	198,875
Short Term Investments
Mutual Funds	63,109,853	—	—	63,109,853
Repurchase Agreement	—	27,471,000	—	27,471,000
Total Short Term Investments	63,109,853	27,471,000	—	90,580,853
Total Investments	$695,642,294	$657,550,277	$—	$1,353,192,571

Total TBA Sale Commitments	$—	$(50,120,531)	$—	$(50,120,531)

Forward Contracts**
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$142,284	$—	$142,284
Forward Foreign Currency Contracts (Unrealized Appreciation)	—	(194,211)	—	(194,211)
Total Forward Contracts (Net Unrealized Depreciation)	—	(51,927)	—	(51,927)
Futures Contracts**
Futures Contracts Long/Short (Unrealized Appreciation)	475,889	—	—	475,889
Futures Contracts Long/Short (Unrealized Depreciation)	(1,762,765)	—	—	(1,762,765)
Total Futures Contracts (Net Unrealized Depreciation)	(1,286,876)	—	—	(1,286,876)
Options Written
Call Options Written	—	(94,755)	—	(94,755)
Put Options Written	—	(700,883)	—	(700,883)
Total Options Written	—	(795,638)	—	(795,638)
Swap Contracts**
Credit Default Swaps (Unrealized Appreciation)	—	31,982	—	31,982
Credit Default Swaps (Unrealized Depreciation)	—	(6,824)	—	(6,824)
Total Swap Contracts (Net Unrealized Appreciation)	—	25,158	—	25,158

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forward, futures, and swap contracts are valued based on the unrealized appreciation/depreciation of the instrument.

MSF-45

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes	Asset-Backed Securities	Total
Balance as of December 31, 2010	$0	$0	$0
Transfers Into Level 3	0	0	0
Transfers Out of Level 3	0	0	0
Accrued discounts/premiums	53	0	53
Realized Gain (Loss)	0	0	0
Change in unrealized depreciation	(53)	(12,939)	(12,992)
Security Purchases	0	12,939	12,939
Security Sales	0	0	0

Balance as of September 30, 2011	$0	$0	$0

The change in unrealized depreciation on investments held at September 30, 2011 was $(12,992).

MSF-46

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—99.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.8%
General Dynamics Corp.	250,000	$14,222,500
Lockheed Martin Corp. (a)	160,000	11,622,400
Northrop Grumman Corp.	270,000	14,083,200

		39,928,100

Airlines—0.9%
Copa Holdings S.A.	30,000	1,838,100
Southwest Airlines Co.	940,000	7,557,600

		9,395,700

Auto Components—0.7%
TRW Automotive Holdings Corp. (b)	240,000	7,855,200

Beverages—1.6%
Coca-Cola Enterprises, Inc.	430,000	10,698,400
Constellation Brands, Inc. (b)	350,000	6,300,000

		16,998,400

Biotechnology—3.0%
Amgen, Inc. (b)	380,000	20,881,000
Biogen Idec, Inc. (b)	120,000	11,178,000

		32,059,000

Capital Markets—0.9%
American Capital, Ltd. (b)	1,410,000	9,616,200

Chemicals—3.4%
Cabot Corp.	120,000	2,973,600
CF Industries Holdings, Inc.	80,000	9,871,200
Cytec Industries, Inc.	50,000	1,757,000
Huntsman Corp.	700,000	6,769,000
LyondellBasell Industries NV	430,000	10,504,900
Rockwood Holdings, Inc. (a) (b)	120,000	4,042,800

		35,918,500

Commercial Banks—1.0%
East West Bancorp, Inc. (a)	140,000	2,087,400
KeyCorp	1,480,000	8,776,400

		10,863,800

Commercial Services & Supplies—1.0%
Pitney Bowes, Inc. (a)	560,000	10,528,000

Communications Equipment—1.3%
Motorola Solutions, Inc. (b)	320,000	13,408,000

Computers & Peripherals—3.7%
Dell, Inc. (b)	880,000	12,452,000
Lexmark International, Inc. (Class A) (a) (b)	270,000	7,298,100
Seagate Technology plc (a)	810,000	8,326,800
Western Digital Corp. (b)	450,000	11,574,000

		39,650,900

Construction & Engineering—1.1%
Chicago Bridge & Iron Co., NV	280,000	8,016,400
Fluor Corp.	80,000	3,724,000

Security Description	Shares	Value

Construction & Engineering—(Continued)
KBR, Inc.	20,000	$472,600

		12,213,000

Consumer Finance—3.6%
Capital One Financial Corp.	360,000	14,266,800
Discover Financial Services	560,000	12,846,400
SLM Corp. (b)	920,000	11,454,000

		38,567,200

Containers & Packaging—1.0%
Sealed Air Corp.	640,000	10,688,000

Diversified Consumer Services—0.5%
H&R Block, Inc. (a)	380,000	5,057,800

Diversified Financial Services—1.6%
JPMorgan Chase & Co.	10,000	301,200
Leucadia National Corp.	230,000	5,216,400
The NASDAQ OMX Group, Inc. (b)	490,000	11,338,600

		16,856,200

Diversified Telecommunication Services—0.9%
AT&T, Inc.	330,000	9,411,600

Electronic Equipment, Instruments & Components—0.2%
Vishay Intertechnology, Inc. (a) (b)	220,000	1,839,200

Energy Equipment & Services—1.7%
Helmerich & Payne, Inc. (a)	200,000	8,120,000
Nabors Industries, Ltd. (b)	700,000	8,582,000
Oceaneering International, Inc. (a)	40,000	1,413,600

		18,115,600

Food & Staples Retailing—2.6%
Safeway, Inc. (a)	700,000	11,641,000
The Kroger Co.	520,000	11,419,200
Walgreen Co.	130,000	4,275,700

		27,335,900

Gas Utilities—1.1%
Atmos Energy Corp. (a)	350,000	11,357,500

Health Care Equipment & Supplies—0.2%
The Cooper Cos., Inc. (a)	30,000	2,374,500

Health Care Providers & Services—10.3%
Aetna, Inc.	370,000	13,449,500
AmerisourceBergen Corp.	290,000	10,808,300
Cardinal Health, Inc.	290,000	12,145,200
CIGNA Corp.	300,000	12,582,000
Coventry Health Care, Inc. (b)	400,000	11,524,000
Humana, Inc.	170,000	12,364,100
UnitedHealth Group, Inc.	430,000	19,831,600
WellPoint, Inc.	250,000	16,320,000

		109,024,700

MSF-47

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Products—0.8%
The Procter & Gamble Co. (a)	130,000	$8,213,400

Independent Power Producers & Energy Traders—1.1%
The AES Corp. (b)	1,190,000	11,614,400

Industrial Conglomerates—2.2%
General Electric Co.	560,000	8,534,400
Tyco International, Ltd.	370,000	15,077,500

		23,611,900

Insurance—7.5%
Allied World Assurance Co. Holdings AG	30,000	1,611,300
American Financial Group, Inc.	390,000	12,117,300
Arch Capital Group, Ltd. (a) (b)	240,000	7,842,000
Assurant, Inc.	370,000	13,246,000
HCC Insurance Holdings, Inc.	10,000	270,500
Principal Financial Group, Inc. (a)	520,000	11,788,400
Prudential Financial, Inc.	190,000	8,903,400
Torchmark Corp. (a)	175,000	6,100,500
Unum Group (a)	580,000	12,156,800
XL Group plc	270,000	5,076,000

		79,112,200

Internet & Catalog Retail—1.0%
Expedia, Inc. (a)	420,000	10,815,000

IT Services—0.1%
Total System Services, Inc.	40,000	677,200

Machinery—0.5%
AGCO Corp. (b)	80,000	2,765,600
Oshkosh Corp. (a) (b)	140,000	2,203,600

		4,969,200

Media—3.5%
CBS Corp. (Class B)	610,000	12,431,800
DISH Network Corp. (b)	440,000	11,026,400
Gannett Co., Inc. (a)	880,000	8,386,400
Time Warner Cable, Inc.	80,000	5,013,600

		36,858,200

Metals & Mining—1.0%
Alcoa, Inc. (a)	1,150,000	11,005,500

Multi-Utilities—1.2%
Ameren Corp. (a)	430,000	12,801,100

Oil, Gas & Consumable Fuels—9.2%
Chevron Corp.	210,000	19,429,200
ConocoPhillips	380,000	24,061,600
HollyFrontier Corp.	279,038	7,316,376
Marathon Oil Corp.	620,000	13,379,600
Murphy Oil Corp.	220,000	9,715,200
Tesoro Corp. (a) (b)	600,000	11,682,000
Valero Energy Corp.	690,000	12,268,200

		97,852,176

Security Description	Shares	Value

Paper & Forest Products—2.4%
Domtar Corp.	150,000	$10,225,500
International Paper Co. (a)	510,000	11,857,500
MeadWestvaco Corp.	120,000	2,947,200

		25,030,200

Pharmaceuticals—8.6%
Bristol-Myers Squibb Co. (a)	670,000	21,024,600
Eli Lilly & Co. (a)	450,000	16,636,500
Forest Laboratories, Inc. (b)	410,000	12,623,900
Johnson & Johnson	60,000	3,822,600
Pfizer, Inc.	2,080,000	36,774,400

		90,882,000

Semiconductors & Semiconductor Equipment—5.8%
Applied Materials, Inc.	1,270,000	13,144,500
Fairchild Semiconductor International, Inc. (a) (b)	780,000	8,424,000
KLA-Tencor Corp. (a)	290,000	11,101,200
LSI Corp. (b)	1,440,000	7,459,200
Marvell Technology Group, Ltd. (b)	800,000	11,624,000
Novellus Systems, Inc. (a) (b)	330,000	8,995,800
Teradyne, Inc. (a) (b)	110,000	1,211,100

		61,959,800

Software—2.7%
Activision Blizzard, Inc.	740,000	8,806,000
Microsoft Corp.	360,000	8,960,400
Symantec Corp. (b)	680,000	11,084,000

		28,850,400

Specialty Retail—3.1%
Foot Locker, Inc. (a)	290,000	5,826,100
GameStop Corp. (a) (b)	500,000	11,550,000
Limited Brands, Inc.	270,000	10,397,700
Williams-Sonoma, Inc. (a)	170,000	5,234,300

		33,008,100

Tobacco—2.0%
Lorillard, Inc. (a)	80,000	8,856,000
Philip Morris International, Inc.	200,000	12,476,000

		21,332,000

Wireless Telecommunication Services—1.0%
Sprint Nextel Corp. (b)	3,510,000	10,670,400

Total Common Stock (Identified Cost $1,136,035,396)		1,058,326,176

Short Term Investments—9.5%

Mutual Funds—9.3%
State Street Navigator Securities Lending Prime Portfolio (c)	98,815,891	98,815,891

MSF-48

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Short Term Investments—(Continued)

Security Description	Par Amount	Value

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $1,453,001 on 10/03/11, collateralized by $1,465,000 Federal Home Loan Mortgage Corp. due 11/10/20 with a value of $1,485,144.	$1,453,000	$1,453,000

Total Short Term Investments (Identified Cost $100,268,891)		100,268,891

Total Investments—109.3% (Identified Cost $1,236,304,287) (d)		1,158,595,067
Liabilities in excess of other assets		(98,334,702)

Net Assets—100.0%		$1,060,260,365

(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $93,351,176 and the collateral received consisted of cash in the amount of $98,815,891. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $1,236,303,525. The aggregate unrealized appreciation and depreciation of investments was $59,493,417 and $(137,201,875), respectively, resulting in net unrealized depreciation of $(77,708,458) for federal income tax purposes.

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$1,058,326,176	$—	$—	$1,058,326,176
Short Term Investments
Mutual Funds	98,815,891	—	—	98,815,891
Repurchase Agreement	—	1,453,000	—	1,453,000
Total Short Term Investments	98,815,891	1,453,000	—	100,268,891
Total Investments	$1,157,142,067	$1,453,000	$—	$1,158,595,067

*	See Schedule of Investments for additional detailed categorizations.

MSF-49

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—6.5%
Precision Castparts Corp.	124,100	$19,292,586
The Boeing Co.	873,500	52,855,485
United Technologies Corp.	265,500	18,680,580

		90,828,651

Auto Components—1.6%
BorgWarner, Inc. (a) (b)	193,100	11,688,343
Johnson Controls, Inc.	422,200	11,133,414

		22,821,757

Automobiles—0.6%
Tesla Motors, Inc. (a) (b)	367,100	8,953,569

Beverages—4.3%
PepsiCo., Inc.	307,700	19,046,630
The Coca-Cola Co.	621,697	42,001,849

		61,048,479

Biotechnology—2.4%
Biogen Idec, Inc. (b)	196,300	18,285,345
Vertex Pharmaceuticals, Inc. (b)	359,454	16,010,081

		34,295,426

Capital Markets—0.8%
Jefferies Group, Inc. (a)	881,300	10,936,933

Chemicals—1.7%
Celanese Corp. (Series A)	168,000	5,465,040
Monsanto Co.	214,700	12,890,588
Potash Corp. of Saskatchewan, Inc.	134,700	5,821,734

		24,177,362

Commercial Banks—0.5%
Wells Fargo & Co.	300,700	7,252,884

Communications Equipment—4.7%
Cisco Systems, Inc.	680,900	10,547,141
QUALCOMM, Inc.	1,153,600	56,099,568

		66,646,709

Computers & Peripherals—9.2%
Apple, Inc. (b)	294,117	112,111,518
NetApp, Inc. (b)	291,400	9,890,116
SanDisk Corp. (b)	176,400	7,117,740

		129,119,374

Diversified Consumer Services—1.5%
Apollo Group, Inc. (Class A) (a) (b)	513,500	20,339,735

Diversified Financial Services—1.0%
Moody’s Corp. (a)	464,500	14,144,025

Diversified Telecommunication Services—1.8%
Verizon Communications, Inc. (a)	694,100	25,542,880

Security Description	Shares	Value

Energy Equipment & Services—3.0%
Halliburton Co.	409,100	$12,485,732
Schlumberger, Ltd.	503,093	30,049,745

		42,535,477

Food & Staples Retailing—2.7%
Wal-Mart Stores, Inc.	448,900	23,297,910
Whole Foods Market, Inc. (a)	218,200	14,250,642

		37,548,552

Food Products—0.6%
Green Mountain Coffee Roasters, Inc. (a) (b)	89,800	8,346,012

Health Care Equipment & Supplies—0.5%
Stryker Corp. (a)	156,000	7,352,280

Health Care Providers & Services—2.3%
AmerisourceBergen Corp. (a)	586,700	21,866,309
Cardinal Health, Inc.	239,800	10,042,824

		31,909,133

Health Care Technology—1.8%
Cerner Corp. (a) (b)	375,600	25,736,112

Hotels, Restaurants & Leisure—4.2%
Chipotle Mexican Grill, Inc. (a) (b)	27,500	8,331,125
Las Vegas Sands Corp. (b)	606,480	23,252,443
Starbucks Corp.	447,800	16,698,462
Starwood Hotels & Resorts Worldwide, Inc.	259,510	10,074,178

		58,356,208

Household Durables—0.9%
Stanley Black & Decker, Inc.	260,800	12,805,280

Household Products—3.5%
The Procter & Gamble Co.	784,500	49,564,710

Internet & Catalog Retail—3.3%
Amazon.com, Inc. (b)	214,278	46,333,332

Internet Software & Services—4.6%
eBay, Inc. (b)	353,400	10,421,766
Google, Inc. (Class A) (b)	91,655	47,145,499
Rackspace Hosting, Inc. (a) (b)	203,400	6,944,076

		64,511,341

IT Services—3.3%
Accenture plc (a)	340,300	17,927,004
International Business Machines Corp. (a)	100,200	17,538,006
VeriFone Systems, Inc. (a) (b)	295,600	10,351,912

		45,816,922

Life Sciences Tools & Services—1.0%
Covance, Inc. (a) (b)	56,016	2,545,927
Thermo Fisher Scientific, Inc. (b)	238,500	12,077,640

		14,623,567

MSF-50

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—2.9%
Danaher Corp.	841,500	$35,292,510
Terex Corp. (a)	461,600	4,736,016

		40,028,526

Media—1.6%
Viacom, Inc. (Class B)	565,100	21,891,974

Metals & Mining—0.6%
Freeport-McMoRan Copper & Gold, Inc.	259,350	7,897,208

Oil, Gas & Consumable Fuels—5.5%
Alpha Natural Resources, Inc. (a) (b)	369,590	6,538,047
Anadarko Petroleum Corp.	375,500	23,675,275
Exxon Mobil Corp.	356,600	25,899,858
Range Resources Corp. (a)	352,300	20,595,458

		76,708,638

Pharmaceuticals—3.8%
Allergan, Inc. (a)	270,500	22,283,790
Johnson & Johnson (a)	426,000	27,140,460
Valeant Pharmaceuticals International, Inc. (b)	114,300	4,242,816

		53,667,066

Professional Services—1.1%
Manpower, Inc.	439,100	14,762,542

Road & Rail—0.9%
CSX Corp.	693,900	12,955,113

Semiconductors & Semiconductor Equipment—3.5%
Altera Corp. (a)	354,000	11,161,620
Avago Technologies, Ltd.	213,000	6,980,010
Broadcom Corp.	603,831	20,101,534
Marvell Technology Group, Ltd. (b)	487,200	7,079,016
NXP Semiconductor NV (a) (b)	224,000	3,162,880

		48,485,060

Software—7.5%
Check Point Software Technologies, Ltd. (a) (b)	526,420	27,773,919
Oracle Corp.	753,583	21,657,976
Red Hat, Inc. (b)	524,500	22,165,370
Salesforce.com, Inc. (a) (b)	175,258	20,028,484
VMware, Inc. (a) (b)	175,700	14,122,766

		105,748,515

Specialty Retail—2.6%
Home Depot, Inc.	700,400	23,022,148
Tiffany & Co.	229,400	13,952,108

		36,974,256

Security Description	Shares/Par Amount	Value

Textiles, Apparel & Luxury Goods—0.7%
Coach, Inc.	184,500	$9,562,635

Total Common Stock (Identified Cost $1,504,250,929)		1,390,228,243

Short Term Investments—10.3%

Mutual Funds—9.1%
State Street Navigator Securities Lending Prime Portfolio (c)	128,565,023	128,565,023

Repurchase Agreement—1.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $16,840,014 on 10/03/11, collateralized by $11,480,000 Federal National Mortgage Association due 11/15/30 with a value of $17,176,650.	$16,840,000	16,840,000

Total Short Term Investments (Identified Cost $145,405,023)		145,405,023

Total Investments—109.3% (Identified Cost $1,649,655,952) (d)		1,535,633,266
Liabilities in excess of other assets		(130,923,025)

Net Assets—100.0%		$1,404,710,241

(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $122,244,999 and the collateral received consisted of cash in the amount of $128,565,023 and non-cash collateral with a value of $316,482. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $1,649,655,952. The aggregate unrealized appreciation and depreciation of investments was $76,567,490 and $(190,590,176), respectively, resulting in net unrealized depreciation of $(114,022,686) for federal income tax purposes.

MSF-51

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$1,390,228,243	$—	$—	$1,390,228,243
Short Term Investments
Mutual Funds	128,565,023	—	—	128,565,023
Repurchase Agreement	—	16,840,000	—	16,840,000
Total Short Term Investments	128,565,023	16,840,000	—	145,405,023
Total Investments	$1,518,793,266	$16,840,000	$—	$1,535,633,266

*	See Schedule of Investments for additional detailed categorizations.

MSF-52

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of September 30, 2011

Commercial Paper—52.3% of Net Assets

Security Description	Par Amount	Value

Asset Backed—24.8%
Amsterdam Funding Corp. 0.264%, 10/06/11	$25,000,000	$24,999,097
CRC Funding, LLC 0.183%, 10/04/11	17,000,000	16,999,745
0.183%, 10/11/11	15,000,000	14,999,250
Gemini Securitization Corp. 0.304%, 10/27/11	40,000,000	39,991,333
Jupiter Securitization Co., LLC 0.152%, 10/18/11	15,000,000	14,998,938
0.213%, 12/20/11	30,000,000	29,986,000
Liberty Street Funding, LLC 0.253%, 11/14/11	12,000,000	11,996,333
Manhattan Asset Funding Co., LLC 0.264%, 10/11/11	25,000,000	24,998,195
0.274%, 11/16/11	8,584,000	8,581,039
Mont Blanc Capital Corp. 0.162%, 10/04/11	9,000,000	8,999,880
Nieuw Amsterdam Receivables Corp. 0.203%, 10/11/11	25,000,000	24,998,611
0.304%, 11/21/11	15,000,000	14,993,625
Regency Markets No. 1, LLC 0.152%, 10/07/11	20,000,000	19,999,500
0.274%, 10/20/11	30,000,000	29,995,725
0.304%, 11/15/11	20,525,000	20,517,303
Thames Asset Global Securitization 0.152%, 10/07/11	13,800,000	13,799,655
0.253%, 10/28/11	20,000,000	19,996,250
0.355%, 12/01/11	40,000,000	39,976,278
Thunder Bay Funding, LLC 0.071%, 10/11/11	7,500,000	7,499,854
Variable Funding Capital Co., LLC 0.193%, 10/11/11	20,000,000	19,998,944
0.172%, 10/17/11	15,000,000	14,998,867
0.172%, 10/28/11	10,000,000	9,998,725
0.172%, 11/07/11	12,000,000	11,997,903
Victory Receivables Corp. 0.253%, 10/05/11	15,000,000	14,999,583
0.264%, 10/05/11	12,850,000	12,849,629
0.253%, 10/07/11	13,750,000	13,749,427
0.223%, 10/14/11	12,000,000	11,999,047

		498,918,736

Asset Backed-Other—8.4%
Argento Variable Funding Co., LLC 0.274%, 10/17/11	15,000,000	14,998,200
0.314%, 11/28/11	35,000,000	34,982,520
Aspen Funding Corp. 0.294%, 10/05/11	25,000,000	24,999,195
Cancara Asset Securitization, LLC 0.243%, 10/12/11	7,650,000	7,649,439
0.274%, 10/31/11	7,200,000	7,198,380
Kells Funding, LLC 0.326%, 02/10/12 (a)	17,000,000	17,000,000
Solitaire Funding, Ltd. 0.162%, 10/06/11	17,000,000	16,999,622
0.223%, 10/11/11	15,000,000	14,999,083
0.274%, 10/31/11	25,000,000	24,994,375
0.385%, 01/17/12	5,440,000	5,433,798

		169,254,612

Security Description	Par Amount	Value

Capital Markets—7.7%
Barclays U.S. Funding, LLC 0.081%, 10/03/11	$80,000,000	$79,999,644
Credit Suisse Group AG 0.335%, 12/01/11	10,000,000	9,994,408
0.375%, 12/27/11	25,000,000	24,977,646
Deutsche Bank Financial, LLC 0.203%, 10/03/11	30,000,000	29,999,667
Goldman Sachs Group, Inc. 0.355%, 12/05/11	10,000,000	9,993,681

		154,965,046

Commercial Banks—3.4%
Mizuho Funding, LLC 0.264%, 10/07/11	19,000,000	18,999,177
Natexis Banques Populaires Group 0.152%, 10/03/11	35,000,000	34,999,708
NRW Bank 0.304%, 11/02/11	13,800,000	13,796,320

		67,795,205

Diversified Financial Services—3.2%
ING U.S. Funding, LLC 0.355%, 11/01/11	10,000,000	9,996,986
0.304%, 11/10/11	13,000,000	12,995,667
JPMorgan Chase & Co. 0.297%, 03/16/12 (a)	11,000,000	11,000,000
Westpac Securities NZ, Ltd. 0.385%, 01/17/12	30,000,000	29,965,800

		63,958,453

Yankee—4.8%
Bank of Tokyo Mitsubishi UFJ, Ltd. 0.101%, 10/07/11	22,491,000	22,490,625
DnB NOR Bank ASA 0.071%, 10/04/11	55,000,000	54,999,679
0.071%, 10/05/11	20,000,000	19,999,844

		97,490,148

Total Commercial Paper (Identified Cost $1,052,382,200)		1,052,382,200

Certificate of Deposit—31.7%

Capital Markets—2.2%
Credit Suisse Group AG 0.294%, 11/10/11	15,000,000	15,000,000
0.406%, 01/26/12	15,000,000	15,000,000
Deutsche Bank AG 0.310%, 10/03/11	14,000,000	14,000,000

		44,000,000

Commercial Banks—24.4%
Bank of Montreal 0.253%, 11/14/11	20,000,000	20,000,000
0.315%, 01/25/12 (a)	15,000,000	15,000,000

MSF-53

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of September 30, 2011

Certificate of Deposit—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Bank of Nova Scotia 0.203%, 11/14/11	$10,000,000	$10,000,000
0.253%, 11/15/11	15,000,000	15,000,000
0.299%, 12/07/11	15,000,000	15,000,000
0.304%, 12/19/11	12,000,000	12,000,000
BNP Paribas S.A. 0.355%, 10/05/11	41,000,000	41,000,000
Commonwealth Bank of Australia 0.266%, 10/06/11 (a)	10,000,000	9,999,984
JPMorgan Chase Bank N.A. 0.280%, 10/17/12 (a)	21,190,000	21,190,000
Lloyds TSB Bank plc 0.436%, 02/14/12 (a)	20,530,000	20,530,000
Mizuho Corporate Bank, Ltd. 0.304%, 11/04/11	10,000,000	10,000,000
Nordea Bank Finland plc 0.253%, 11/01/11	25,000,000	25,000,000
Norinchukin Bank 0.193%, 10/03/11	25,000,000	25,000,000
Rabobank Nederland NV 0.340%, 10/05/11	26,000,000	26,000,000
0.436%, 03/01/12	31,500,000	31,500,000
RBC Royal Bank 0.260%, 10/14/11 (a)	17,000,000	17,000,000
0.260%, 11/10/11 (a)	10,000,000	10,000,000
0.323%, 02/29/12 (a)	19,000,000	19,000,000
0.259%, 07/09/12 (a)	5,000,000	5,000,000
Royal Bank of Scotland plc 0.456%, 12/19/11	25,000,000	25,000,000
Societe Generale S.A. 0.375%, 11/21/11 (a)	4,000,000	4,000,000
0.409%, 11/21/11 (a)	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp. 0.264%, 10/12/11	20,000,000	20,000,000
Sumitomo Trust & Banking Co., Ltd. 0.314%, 10/31/11	10,000,000	10,000,000
Svenska Handelsbanken 0.309%, 11/30/11	15,000,000	15,000,192
TD Bank Financial Group 0.253%, 11/14/11	11,000,000	11,000,000
Westpac Banking Corp. 0.297%, 11/04/11 (a)	10,000,000	10,000,000
0.302%, 01/06/12 (a)	20,000,000	20,000,000
0.330%, 01/13/12 (a)	21,500,000	21,500,000

		489,720,176

Diversified Financial Services—2.7%
UBS Finance, LLC 0.306%, 10/04/11 (a)	18,395,000	18,395,000
0.306%, 10/11/11 (a)	20,755,000	20,755,000
0.274%, 11/10/11 (a)	15,000,000	15,000,000

		54,150,000

Security Description	Par Amount	Value

Yankee—2.4%
Bank of Tokyo Mitsubishi UFJ, Ltd. 0.253%, 10/04/11	$8,000,000	$8,000,000
0.304%, 11/07/11	15,000,000	15,000,000
0.330%, 12/08/11	20,000,000	20,000,000
National Australia Bank, Ltd. 0.315%, 02/10/12 (a)	6,000,000	6,000,000

		49,000,000

Total Certificate of Deposit (Identified Cost $636,870,176)		636,870,176

U.S. Treasury & Government Agencies—16.1%

Federal Agencies—12.9%
Federal Home Loan Bank 0.186%, 10/06/11 (a)	20,000,000	19,999,888
0.162%, 06/18/12	15,000,000	14,997,583
Federal Home Loan Mortgage Corp. 0.189%, 12/29/11 (a)	19,000,000	18,997,660
0.189%, 02/16/12 (a)	15,000,000	14,997,714
0.192%, 04/03/12 (a)	20,000,000	19,995,887
0.162%, 11/02/12 (a)	15,000,000	14,990,094
0.250%, 01/24/13 (a)	10,500,000	10,494,426
0.334%, 09/03/13 (a)	15,000,000	14,994,171
0.229%, 09/13/13 (a)	74,300,000	74,212,021
Federal National Mortgage Association 0.173%, 05/18/12	10,000,000	10,293,726
0.225%, 07/26/12 (a)	20,000,000	19,996,728
0.254%, 08/23/12 (a)	15,000,000	14,995,922
0.261%, 12/20/12 (a)	10,000,000	9,997,526

		258,963,346

U.S. Treasury—3.2%
U.S. Treasury Notes 0.230%, 10/31/11	15,000,000	15,009,405
0.240%, 10/31/11	15,000,000	15,053,595
0.174%, 02/29/12	15,000,000	15,277,000
0.095%, 05/31/12	20,000,000	20,086,980

		65,426,980

Total U.S. Treasury & Government Agencies (Identified Cost $324,390,326)		324,390,326

Total Investments—100.1% (Identified Cost $2,013,642,702) (b)		2,013,642,702
Liabilities in excess of other assets		(1,905,002)

Net Assets—100.0%		$2,011,737,700

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2011.
(b)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $2,013,642,702.

MSF-54

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Commercial Paper*	$—	$1,052,382,200	$—	$1,052,382,200
Total Certificate of Deposit*	—	636,870,176	—	636,870,176
Total U.S. Treasury & Government Agencies*	—	324,390,326	—	324,390,326
Total Investments	$—	$2,013,642,702	$—	$2,013,642,702

*	See Schedule of Investments for additional detailed categorizations.

MSF-55

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—95.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.8%
Lockheed Martin Corp. (a)	387,071	$28,116,837

Automobiles—0.7%
Harley-Davidson, Inc. (a)	630,770	21,654,334

Beverages—4.8%
Diageo plc (ADR)	532,988	40,469,779
Heineken Holding NV (EUR)	965,866	37,400,901
The Coca-Cola Co.	1,200,410	81,099,699

		158,970,379

Capital Markets—6.4%
Ameriprise Financial, Inc.	509,556	20,056,124
Julius Baer Group, Ltd. (CHF)	1,036,544	34,595,821
The Bank of New York Mellon Corp. (a)	6,914,694	128,544,161
The Charles Schwab Corp.	1,343,000	15,135,610
The Goldman Sachs Group, Inc. (a)	128,130	12,114,692

		210,446,408

Chemicals—3.8%
Air Products & Chemicals, Inc.	233,055	17,798,410
Ecolab, Inc. (a)	292,403	14,295,583
Monsanto Co.	815,418	48,957,697
Potash Corp. of Saskatchewan, Inc.	564,088	24,379,883
Praxair, Inc.	198,175	18,525,399

		123,956,972

Commercial Banks—5.0%
Wells Fargo & Co.	6,798,486	163,979,482

Commercial Services & Supplies—2.2%
Iron Mountain, Inc.	2,294,530	72,553,039

Computers & Peripherals—0.7%
Hewlett-Packard Co.	978,370	21,964,407

Construction Materials—0.6%
Martin Marietta Materials, Inc. (a)	291,610	18,435,584

Consumer Finance—4.8%
American Express Co. (a)	3,536,524	158,789,928

Containers & Packaging—0.8%
Sealed Air Corp.	1,593,541	26,612,135

Distributors—0.2%
Li & Fung, Ltd. (HKD) (a)	3,849,000	6,350,571

Diversified Financial Services—0.3%
Bank of America Corp.	283,391	1,734,353
JPMorgan Chase & Co.	232,232	6,994,828

		8,729,181

Energy Equipment & Services—0.7%
Schlumberger, Ltd. (a)	98,060	5,857,124
Transocean, Ltd. (a)	364,464	17,399,511

		23,256,635

Security Description	Shares	Value

Food & Staples Retailing—9.5%
Costco Wholesale Corp. (a)	2,149,060	$176,480,807
CVS Caremark Corp. (a)	4,037,011	135,562,830

		312,043,637

Food Products—1.4%
Kraft Foods, Inc. (Class A) (a)	510,450	17,140,911
Nestle S.A. (CHF)	196,617	10,824,820
Unilever NV	587,920	18,513,601

		46,479,332

Health Care Equipment & Supplies—2.0%
Baxter International, Inc.	701,480	39,381,087
Becton, Dickinson & Co.	355,229	26,045,390

		65,426,477

Health Care Providers & Services—1.8%
Express Scripts, Inc. (a) (b)	1,593,400	59,067,338

Household Durables—0.1%
Hunter Douglas NV (EUR)	126,751	5,079,163

Insurance—10.4%
ACE, Ltd. (a)	312,930	18,963,558
AON Corp. (a)	82,810	3,476,364
Berkshire Hathaway, Inc. (Class A) (a) (b)	579	61,837,200
Everest Re Group, Ltd. (a)	131,360	10,427,357
Fairfax Financial Holdings, Ltd. (a)	36,440	14,017,739
Fairfax Financial Holdings, Ltd. (144A) (CAD)	17,220	6,659,118
Loews Corp. (a)	3,040,437	105,047,098
Markel Corp. (a) (b)	9,970	3,560,586
The Progressive Corp. (a)	4,747,271	84,311,533
Transatlantic Holdings, Inc.	720,746	34,970,596

		343,271,149

Internet & Catalog Retail—0.7%
Expedia, Inc. (a)	502,100	12,929,075
Liberty Media Interactive (Series A) (b)	712,550	10,524,364

		23,453,439

Internet Software & Services—2.6%
Google, Inc. (Class A) (b)	164,518	84,624,769

IT Services—0.3%
Visa, Inc. (Class A) (a)	135,640	11,627,061

Life Sciences Tools & Services—0.3%
Agilent Technologies, Inc. (b)	329,310	10,290,938

Marine—0.9%
China Shipping Development Co., Ltd. (HKD) (a)	8,218,000	5,096,010
Kuehne & Nagel International AG (CHF)	210,099	23,537,502

		28,633,512

Media—1.4%
Grupo Televisa S.A.B. (ADR)	367,520	6,758,693

MSF-56

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Media—(Continued)
Liberty Starz Group (Class A) (b)	57,907	$3,680,569
The Walt Disney Co.	1,163,400	35,088,144

		45,527,406

Metals & Mining—0.9%
BHP Billiton plc (GBP)	556,422	14,771,466
Rio Tinto plc (GBP)	358,132	15,846,269

		30,617,735

Oil, Gas & Consumable Fuels—11.4%
Canadian Natural Resources, Ltd.	2,677,200	78,361,644
China Coal Energy Co. (H Shares) (HKD)	12,997,000	11,355,618
Devon Energy Corp.	1,257,791	69,731,933
EOG Resources, Inc.	1,284,300	91,198,143
Occidental Petroleum Corp.	1,501,240	107,338,660
OGX Petroleo e Gas Participacoes S.A. (BRL) (b)	2,767,700	17,202,297

		375,188,295

Paper & Forest Products—0.1%
Sino-Forest Corp. (CAD) (b) (c)	2,572,780	1,790,424
Sino-Forest Corp. (144A) (CAD) (b) (c)	66,100	46,000

		1,836,424

Personal Products—0.1%
Natura Cosmeticos S.A. (BRL)	219,600	3,797,973

Pharmaceuticals—8.8%
Johnson & Johnson	1,527,316	97,305,302
Merck & Co., Inc.	3,366,990	110,134,243
Pfizer, Inc.	354,080	6,260,135
Roche Holding AG (CHF)	462,540	74,529,337

		288,229,017

Real Estate Management & Development—1.2%
Brookfield Asset Management, Inc.	517,961	14,269,826
Hang Lung Group, Ltd. (HKD) (a)	4,692,900	23,873,606

		38,143,432

Semiconductors & Semiconductor Equipment—1.8%
Intel Corp.	428,240	9,134,359
Texas Instruments, Inc. (a)	1,869,833	49,831,050

		58,965,409

Software—1.9%
Activision Blizzard, Inc. (a)	1,822,400	21,686,560
Microsoft Corp.	1,692,750	42,132,547

		63,819,107

Specialty Retail—3.4%
Bed Bath & Beyond, Inc. (a) (b)	1,611,200	92,337,872
CarMax, Inc. (a) (b)	827,359	19,732,512

		112,070,384

Security Description	Shares/Par Amount	Value

Tobacco—1.0%
Philip Morris International, Inc. (a)	523,063	$32,628,670

Transportation Infrastructure—0.9%
China Merchants Holdings International Co., Ltd. (HKD) (a)	10,975,695	29,558,053
LLX Logistica S.A. (BRL) (b)	763,700	1,498,301

		31,056,354

Wireless Telecommunication Services—0.3%
América Movil S.A.B. de C.V. (ADR)	521,040	11,504,563

Total Common Stock (Identified Cost $2,916,075,753)		3,127,197,476

Preferred Stock—0.1%

Metals & Mining—0.1%
MMX Mineracao e Metalicos S.A. (BRL) (b)	1,011,700	1,623,969

Total Preferred Stock (Identified Cost $1,649,178)		1,623,969

Convertible Bonds & Notes—0.0%

Paper & Forest Products—0.0%
Sino-Forest Corp. (144A) 5.000%, 08/01/13	$5,844,000	1,519,440

Total Convertible Bonds & Notes (Identified Cost $5,844,000)		1,519,440

Short Term Investments—11.5%

Commercial Paper—4.7%
Barclays U.S. Funding, LLC 0.100%, 10/03/11	44,631,000	44,630,752
HSBC Finance Corp. 0.100%, 10/06/11	36,859,000	36,858,488
Mizuho Funding, LLC 0.130%, 10/05/11	30,000,000	29,999,567
Toyota de Puerto Rico Corp. 0.080%, 10/06/11	43,185,000	43,184,520

		154,673,327

Mutual Funds—6.8%
State Street Navigator Securities Lending Prime Portfolio (d)	223,268,199	223,268,199

Total Short Term Investments (Identified Cost $377,941,526)		377,941,526

Total Investments—106.6% (Identified Cost $3,301,510,457) (e)		3,508,282,411
Liabilities in excess of other assets		(216,305,756)

Net Assets—100.0%		$3,291,976,655

MSF-57

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $212,652,473 and the collateral received consisted of cash in the amount of $223,268,199. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Security was valued in good faith under procedures approved by the Board of Directors.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $3,277,195,849. The aggregate unrealized appreciation and depreciation of investments was $478,231,775 and $(247,145,213), respectively, resulting in net unrealized appreciation of $231,086,562 for federal income tax purposes.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2011, the market value of 144A securities was $8,224,558, which is 0.2% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$28,116,837	$—	$—	$28,116,837
Automobiles	21,654,334	—	—	21,654,334
Beverages	121,569,478	37,400,901	—	158,970,379
Capital Markets	175,850,587	34,595,821	—	210,446,408
Chemicals	123,956,972	—	—	123,956,972
Commercial Banks	163,979,482	—	—	163,979,482
Commercial Services & Supplies	72,553,039	—	—	72,553,039
Computers & Peripherals	21,964,407	—	—	21,964,407
Construction Materials	18,435,584	—	—	18,435,584
Consumer Finance	158,789,928	—	—	158,789,928
Containers & Packaging	26,612,135	—	—	26,612,135
Distributors	—	6,350,571	—	6,350,571
Diversified Financial Services	8,729,181	—	—	8,729,181
Energy Equipment & Services	23,256,635	—	—	23,256,635
Food & Staples Retailing	312,043,637	—	—	312,043,637
Food Products	35,654,512	10,824,820	—	46,479,332
Health Care Equipment & Supplies	65,426,477	—	—	65,426,477
Health Care Providers & Services	59,067,338	—	—	59,067,338
Household Durables	—	5,079,163	—	5,079,163
Insurance	343,271,149	—	—	343,271,149
Internet & Catalog Retail	23,453,439	—	—	23,453,439
Internet Software & Services	84,624,769	—	—	84,624,769
IT Services	11,627,061	—	—	11,627,061

MSF-58

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Life Sciences Tools & Services	$10,290,938	$—	$—	$10,290,938
Marine	—	28,633,512	—	28,633,512
Media	45,527,406	—	—	45,527,406
Metals & Mining	—	30,617,735	—	30,617,735
Oil, Gas & Consumable Fuels	346,630,380	28,557,915	—	375,188,295
Paper & Forest Products	—	—	1,836,424	1,836,424
Personal Products	—	3,797,973	—	3,797,973
Pharmaceuticals	213,699,680	74,529,337	—	288,229,017
Real Estate Management & Development	14,269,826	23,873,606	—	38,143,432
Semiconductors & Semiconductor Equipment	58,965,409	—	—	58,965,409
Software	63,819,107	—	—	63,819,107
Specialty Retail	112,070,384	—	—	112,070,384
Tobacco	32,628,670	—	—	32,628,670
Transportation Infrastructure	—	31,056,354	—	31,056,354
Wireless Telecommunication Services	11,504,563	—	—	11,504,563
Total Common Stock	2,810,043,344	315,317,708	1,836,424	3,127,197,476
Preferred Stock
Metals & Mining	—	1,623,969	—	1,623,969
Convertible Bonds & Notes
Paper & Forest Products	—	1,519,440	—	1,519,440
Short Term Investments
Commercial Paper	—	154,673,327	—	154,673,327
Mutual Funds	223,268,199	—	—	223,268,199
Total Short Term Investments	223,268,199	154,673,327	—	377,941,526
Total Investments	$3,033,311,543	$473,134,444	$1,836,424	$3,508,282,411

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of December 31, 2010	$0
Transfers Into Level 3	50,163,766
Transfers Out of Level 3	0
Accrued discounts/premiums	0
Realized Gain	266,307
Change in unrealized appreciation (depreciation)	(54,316,357)
Security Purchases	6,647,686
Security Sales	(924,978)

Balance as of September 30, 2011	$1,836,424

The change in unrealized depreciation on investments held at September 30, 2011 was $(54,316,357).

MSF-59

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—99.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.1%
Precision Castparts Corp.	16,470	$2,560,426
United Technologies Corp.	70,920	4,989,931

		7,550,357

Auto Components—0.5%
Tenneco, Inc. (a) (b)	76,490	1,958,909

Automobiles—0.9%
Ford Motor Co. (b)	352,490	3,408,578

Beverages—2.1%
Dr. Pepper Snapple Group, Inc.	88,680	3,439,010
PepsiCo., Inc.	69,960	4,330,524

		7,769,534

Biotechnology—1.0%
Biogen Idec, Inc. (b)	39,180	3,649,617

Capital Markets—3.9%
Invesco, Ltd.	202,000	3,133,020
MF Global Holdings, Ltd. (a) (b)	502,270	2,074,375
Morgan Stanley	161,700	2,182,950
TD Ameritrade Holding Corp.	125,450	1,844,742
The Goldman Sachs Group, Inc.	52,950	5,006,423

		14,241,510

Chemicals—1.3%
Ashland, Inc.	104,940	4,632,052

Commercial Banks—5.1%
Comerica, Inc.	108,870	2,500,744
KeyCorp	370,650	2,197,954
Regions Financial Corp.	710,630	2,366,398
Wells Fargo & Co.	471,940	11,383,193

		18,448,289

Commercial Services & Supplies—0.7%
Republic Services, Inc.	88,080	2,471,525

Communications Equipment—2.0%
Cisco Systems, Inc.	235,690	3,650,838
QUALCOMM, Inc.	74,950	3,644,819

		7,295,657

Computers & Peripherals—4.4%
Apple, Inc. (b)	12,830	4,890,539
Dell, Inc. (b)	204,400	2,892,260
Hewlett-Packard Co.	265,580	5,962,271
Western Digital Corp. (b)	92,000	2,366,240

		16,111,310

Construction & Engineering—0.5%
Foster Wheeler AG (b)	104,880	1,865,815

Consumer Finance—1.6%
Capital One Financial Corp.	81,830	3,242,923
Discover Financial Services	118,130	2,709,902

		5,952,825

Security Description	Shares	Value

Diversified Financial Services—6.4%
Citigroup, Inc.	289,096	$7,406,639
CME Group, Inc.	11,360	2,799,104
Interactive Brokers Group, Inc. (a) (b)	131,530	1,832,213
JPMorgan Chase & Co.	381,498	11,490,720

		23,528,676

Diversified Telecommunication Services—3.4%
AT&T, Inc.	167,780	4,785,086
CenturyLink, Inc.	228,013	7,551,790

		12,336,876

Electric Utilities—4.0%
American Electric Power Co., Inc.	138,300	5,258,166
NextEra Energy, Inc.	76,090	4,110,382
PPL Corp.	188,220	5,371,799

		14,740,347

Energy Equipment & Services—0.6%
Oil States International, Inc. (b)	43,370	2,208,400

Food & Staples Retailing—2.2%
CVS Caremark Corp.	239,720	8,049,798

Food Products—1.6%
Corn Products International, Inc.	49,800	1,954,152
Mead Johnson Nutrition Co.	55,320	3,807,676

		5,761,828

Gas Utilities—0.7%
Oneok, Inc.	40,900	2,701,036

Health Care Providers & Services—3.6%
Express Scripts, Inc. (b)	94,830	3,515,348
McKesson Corp.	52,270	3,800,029
WellPoint, Inc.	89,730	5,857,575

		13,172,952

Hotels, Restaurants & Leisure—0.8%
Wyndham Worldwide Corp.	106,800	3,044,868

Household Durables—0.8%
Garmin, Ltd. (a)	85,490	2,716,017

Independent Power Producers & Energy Traders—0.9%
GenOn Energy, Inc. (a) (b)	447,434	1,243,867
NRG Energy, Inc. (b)	101,740	2,157,905

		3,401,772

Industrial Conglomerates—1.6%
General Electric Co.	379,320	5,780,837

Insurance—5.4%
Berkshire Hathaway, Inc. (Class B) (b)	201,540	14,317,402
Prudential Financial, Inc.	115,090	5,393,117

		19,710,519

MSF-60

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet Software & Services—1.0%
Google, Inc. (Class A) (b)	7,000	$3,600,660

Leisure Equipment & Products—1.0%
Hasbro, Inc.	111,230	3,627,210

Life Sciences Tools & Services—1.4%
Thermo Fisher Scientific, Inc. (b)	101,250	5,127,300

Machinery—2.5%
Cummins, Inc.	55,680	4,546,829
Flowserve Corp.	31,590	2,337,660
Navistar International Corp. (b)	72,810	2,338,657

		9,223,146

Media—3.1%
DIRECTV (b)	72,980	3,083,405
The Interpublic Group of Cos., Inc.	193,490	1,393,128
The Walt Disney Co.	225,180	6,791,429

		11,267,962

Metals & Mining—0.6%
Freeport-McMoRan Copper & Gold, Inc.	67,140	2,044,413

Multi-Utilities—1.2%
PG&E Corp.	106,310	4,497,976

Multiline Retail—1.1%
Target Corp.	84,410	4,139,466

Oil, Gas & Consumable Fuels—11.5%
Alpha Natural Resources, Inc. (b)	87,670	1,550,882
Chevron Corp.	184,270	17,048,660
Denbury Resources, Inc. (b)	271,550	3,122,825
Hess Corp.	76,650	4,021,059
Marathon Petroleum Corp.	135,025	3,653,777
Occidental Petroleum Corp.	103,590	7,406,685
Royal Dutch Shell plc (ADR) (Class A)	81,600	5,020,032

		41,823,920

Pharmaceuticals—7.2%
Hospira, Inc. (b)	82,210	3,041,770
Medicis Pharmaceutical Corp. (a)	38,440	1,402,291
Pfizer, Inc.	876,890	15,503,415
Roche Holding AG (ADR)	92,400	3,716,328
Valeant Pharmaceuticals International, Inc. (b)	72,600	2,694,912

		26,358,716

Real Estate Investment Trusts—2.0%
Boston Properties, Inc. (a)	37,980	3,384,018
Equity Residential	52,730	2,735,105
SL Green Realty Corp. (a)	19,670	1,143,811

		7,262,934

Security Description	Shares/Par Amount	Value

Real Estate Management & Development—0.7%
CBRE Group, Inc. (b)	176,370	$2,373,940

Road & Rail—1.2%
CSX Corp.	235,470	4,396,225

Semiconductors & Semiconductor Equipment—0.8%
Broadcom Corp.	85,350	2,841,302

Software—1.0%
Microsoft Corp.	146,810	3,654,101

Specialty Retail—1.5%
Best Buy Co., Inc. (a)	80,870	1,884,271
TJX Cos., Inc.	66,290	3,677,106

		5,561,377

Tobacco—1.2%
Philip Morris International, Inc.	70,650	4,407,147

Trading Companies & Distributors—0.5%
WESCO International, Inc. (a) (b)	52,670	1,767,079

Wireless Telecommunication Services—2.2%
American Tower Corp. (b)	42,070	2,263,366
NII Holdings, Inc. (b)	193,470	5,214,016
Sprint Nextel Corp. (b)	190,290	578,482

		8,055,864

Total Common Stock (Identified Cost $407,647,342)		364,540,642

Short Term Investments—5.3%

Mutual Funds—4.8%
State Street Navigator Securities Lending Prime Portfolio (c)	17,596,642	17,596,642

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $1,920,002 on 10/03/11, collateralized by $1,310,000 Federal National Mortgage Association due 11/15/30 with a value of $1,960,088.	$1,920,000	1,920,000

Total Short Term Investments (Identified Cost $19,516,642)		19,516,642

Total Investments—105.1% (Identified Cost $427,163,984) (d)		384,057,284
Liabilities in excess of other assets		(18,639,438)

Net Assets—100.0%		$365,417,846

MSF-61

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $16,531,599 and the collateral received consisted of cash in the amount of $17,596,642. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $427,163,984. The aggregate unrealized appreciation and depreciation of investments was $13,532,361 and $(56,639,061), respectively, resulting in net unrealized depreciation of $(43,106,700) for federal income tax purposes.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$364,540,642	$—	$—	$364,540,642
Short Term Investments
Mutual Funds	17,596,642	—	—	17,596,642
Repurchase Agreement	—	1,920,000	—	1,920,000
Total Short Term Investments	17,596,642	1,920,000	—	19,516,642
Total Investments	$382,137,284	$1,920,000	$—	$384,057,284

*	See Schedule of Investments for additional detailed categorizations.

MSF-62

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—5.4%
Precision Castparts Corp. (a)	228,386	$35,504,888
The Boeing Co.	292,480	17,697,965
United Technologies Corp.	279,384	19,657,458

		72,860,311

Auto Components—1.1%
BorgWarner, Inc. (a) (b)	254,811	15,423,710

Automobiles—1.1%
Bayerische Motoren Werke AG (EUR)	144,760	9,628,707
Harley-Davidson, Inc. (a)	156,226	5,363,238

		14,991,945

Biotechnology—3.8%
Alexion Pharmaceuticals, Inc. (a) (b)	150,490	9,640,389
Celgene Corp. (b)	436,172	27,007,770
Vertex Pharmaceuticals, Inc. (b)	346,431	15,430,037

		52,078,196

Capital Markets—0.7%
Franklin Resources, Inc.	3,146	300,883
The Goldman Sachs Group, Inc.	90,879	8,592,610

		8,893,493

Chemicals—2.7%
E. I. du Pont de Nemours & Co.	275,285	11,003,142
Monsanto Co.	424,386	25,480,135

		36,483,277

Communications Equipment—2.2%
Juniper Networks, Inc. (b)	527,072	9,097,263
QUALCOMM, Inc.	439,788	21,386,890

		30,484,153

Computers & Peripherals—8.5%
Apple, Inc. (b)	201,867	76,947,663
EMC Corp. (b)	1,220,825	25,625,117
NetApp, Inc. (a) (b)	394,837	13,400,768

		115,973,548

Consumer Finance—1.7%
American Express Co.	513,531	23,057,542

Energy Equipment & Services—2.4%
National Oilwell Varco, Inc.	99,210	5,081,536
Schlumberger, Ltd.	459,111	27,422,700

		32,504,236

Food & Staples Retailing—4.2%
Costco Wholesale Corp.	346,473	28,452,363
Whole Foods Market, Inc.	445,704	29,108,928

		57,561,291

Food Products—2.2%
Green Mountain Coffee Roasters, Inc. (a) (b)	125,124	11,629,025
Mead Johnson Nutrition Co.	262,658	18,078,750

		29,707,775

Security Description	Shares	Value

Health Care Providers & Services—1.6%
Express Scripts, Inc. (b)	579,443	$21,479,952

Hotels, Restaurants & Leisure—5.5%
Chipotle Mexican Grill, Inc. (a) (b)	79,768	24,165,716
McDonald’s Corp. (a)	219,027	19,234,951
Starbucks Corp. (a)	820,933	30,612,591

		74,013,258

Internet & Catalog Retail—5.7%
Amazon.com, Inc. (a) (b)	318,675	68,907,095
priceline.com, Inc. (b)	18,436	8,286,245

		77,193,340

Internet Software & Services—4.9%
Baidu, Inc. (ADR) (b)	185,402	19,821,328
Google, Inc. (Class A) (b)	74,581	38,362,975
Tencent Holdings, Ltd. (HKD)	376,373	7,704,724
Youku.com, Inc. (ADR) (a) (b)	64,865	1,061,191

		66,950,218

IT Services—7.2%
Cognizant Technology Solutions Corp. (Class A) (b)	202,091	12,671,105
International Business Machines Corp. (a)	258,992	45,331,370
MasterCard, Inc.	125,144	39,690,671

		97,693,146

Life Sciences Tools & Services—2.3%
Agilent Technologies, Inc. (a) (b)	641,464	20,045,750
Illumina, Inc. (a) (b)	255,584	10,458,497

		30,504,247

Machinery—0.8%
Deere & Co. (a)	167,043	10,785,966

Media—1.5%
The Walt Disney Co.	679,254	20,486,301

Oil, Gas & Consumable Fuels—3.0%
Anadarko Petroleum Corp.	88,339	5,569,774
Concho Resources, Inc. (a) (b)	168,598	11,994,062
EOG Resources, Inc.	155,211	11,021,533
Occidental Petroleum Corp.	160,986	11,510,499

		40,095,868

Personal Products—1.4%
The Estee Lauder Cos., Inc.	217,038	19,064,618

Pharmaceuticals—6.8%
Allergan, Inc.	293,334	24,164,855
Johnson & Johnson	312,613	19,916,574
Novo Nordisk A/S (ADR)	193,642	19,271,252
Shire plc (ADR) (a)	274,731	25,805,483
Valeant Pharmaceuticals International, Inc. (b)	86,371	3,206,091

		92,364,255

MSF-63

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)
Security Description	Shares	Value

Road & Rail—1.0%
Union Pacific Corp.	170,907	$13,957,975

Semiconductors & Semiconductor Equipment—2.5%
ARM Holdings plc (ADR) (a)	221,488	5,647,944
Atmel Corp. (a) (b)	538,495	4,345,655
Avago Technologies, Ltd.	477,962	15,662,815
Broadcom Corp.	233,635	7,777,709

		33,434,123

Software—7.5%
Oracle Corp.	1,309,147	37,624,885
Red Hat, Inc. (b)	416,341	17,594,571
Salesforce.com, Inc. (b)	193,962	22,165,977
VMware, Inc. (b)	310,690	24,973,262

		102,358,695

Specialty Retail—1.7%
Bed Bath & Beyond, Inc. (a) (b)	123,513	7,078,530
Tiffany & Co. (a)	256,343	15,590,781

		22,669,311

Textiles, Apparel & Luxury Goods—8.1%
Burberry Group plc (ADR)	279,458	10,339,946
Coach, Inc.	335,907	17,410,060
Lululemon Athletica, Inc. (a) (b)	261,229	12,708,791
LVMH Moet Hennessy Louis Vuitton S.A. (ADR)	482,181	12,792,262
Nike, Inc.	321,772	27,514,724
Ralph Lauren Corp. (a)	219,878	28,518,176

		109,283,959

Wireless Telecommunication Services—1.5%
American Tower Corp.(a) (b)	388,391	20,895,436

Total Common Stock (Identified Cost $1,208,299,456)		1,343,250,145

Short Term Investments—9.5%
Security Description	Shares/Par Amount	Value

Mutual Funds—8.4%
State Street Navigator Securities Lending Prime Portfolio (c)	113,561,820	$113,561,820

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $14,962,012 on 10/03/11, collateralized by $13,245,000 Federal National Mortgage Association due 10/15/15 with a value of $15,264,863.	$14,962,000	14,962,000

Total Short Term Investments (Identified Cost $128,523,820)		128,523,820

Total Investments—108.5% (Identified Cost $1,336,823,276) (d)		1,471,773,965
Liabilities in excess of other assets		(115,090,124)

Net Assets—100.0%		$1,356,683,841

(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $106,471,768 and the collateral received consisted of cash in the amount of $113,561,820. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $1,336,823,276. The aggregate unrealized appreciation and depreciation of investments was $230,707,947 and $(95,757,258), respectively, resulting in net unrealized appreciation of $134,950,689 for federal income tax purposes.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(EUR)—	Euro
(HKD)—	Hong Kong Dollar

MSF-64

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$72,860,311	$—	$—	$72,860,311
Auto Components	15,423,710	—	—	15,423,710
Automobiles	5,363,238	9,628,707	—	14,991,945
Biotechnology	52,078,196	—	—	52,078,196
Capital Markets	8,893,493	—	—	8,893,493
Chemicals	36,483,277	—	—	36,483,277
Communications Equipment	30,484,153	—	—	30,484,153
Computers & Peripherals	115,973,548	—	—	115,973,548
Consumer Finance	23,057,542	—	—	23,057,542
Energy Equipment & Services	32,504,236	—	—	32,504,236
Food & Staples Retailing	57,561,291	—	—	57,561,291
Food Products	29,707,775	—	—	29,707,775
Health Care Providers & Services	21,479,952	—	—	21,479,952
Hotels, Restaurants & Leisure	74,013,258	—	—	74,013,258
Internet & Catalog Retail	77,193,340	—	—	77,193,340
Internet Software & Services	59,245,494	7,704,724	—	66,950,218
IT Services	97,693,146	—	—	97,693,146
Life Sciences Tools & Services	30,504,247	—	—	30,504,247
Machinery	10,785,966	—	—	10,785,966
Media	20,486,301	—	—	20,486,301
Oil, Gas & Consumable Fuels	40,095,868	—	—	40,095,868
Personal Products	19,064,618	—	—	19,064,618
Pharmaceuticals	92,364,255	—	—	92,364,255
Road & Rail	13,957,975	—	—	13,957,975
Semiconductors & Semiconductor Equipment	33,434,123	—	—	33,434,123
Software	102,358,695	—	—	102,358,695
Specialty Retail	22,669,311	—	—	22,669,311
Textiles, Apparel & Luxury Goods	109,283,959	—	—	109,283,959
Wireless Telecommunication Services	20,895,436	—	—	20,895,436
Total Common Stock	1,325,916,714	17,333,431	—	1,343,250,145
Short Term Investments
Mutual Funds	113,561,820	—	—	113,561,820
Repurchase Agreement	—	14,962,000	—	14,962,000
Total Short Term Investments	113,561,820	14,962,000	—	128,523,820
Total Investments	$1,439,478,534	$32,295,431	$—	$1,471,773,965

MSF-65

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—96.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
HEICO Corp. (Class B) (a)	33,414	$1,645,305
Hexcel Corp. (b)	89,212	1,976,938

		3,622,243

Air Freight & Logistics—0.7%
Atlas Air Worldwide Holdings, Inc. (a) (b)	45,872	1,527,079
HUB Group, Inc. (a) (b)	38,171	1,079,094

		2,606,173

Auto Components—1.4%
Amerigon, Inc. (a) (b)	113,678	1,447,121
Dana Holding Corp. (a) (b)	110,978	1,165,269
Tenneco, Inc. (a) (b)	86,556	2,216,699

		4,829,089

Biotechnology—1.3%
Cepheid, Inc. (a) (b)	46,150	1,792,005
Cubist Pharmaceuticals, Inc. (a) (b)	46,862	1,655,166
Incyte Corp., Ltd. (a) (b)	75,025	1,048,099

		4,495,270

Building Products—0.8%
Armstrong World Industries, Inc. (a) (b)	34,915	1,202,473
Griffon Corp. (a) (b)	87,810	718,286
NCI Building Systems, Inc. (a) (b)	117,313	886,886

		2,807,645

Capital Markets—2.5%
Ares Capital Corp. (a)	127,615	1,757,259
Evercore Partners, Inc. (a)	58,540	1,334,712
Fifth Street Finance Corp. (a)	184,048	1,715,327
Financial Engines, Inc. (a) (b)	57,080	1,033,719
Stifel Financial Corp. (a) (b)	115,832	3,076,498

		8,917,515

Chemicals—2.5%
Chemtura Corp. (a) (b)	72,881	730,996
Ferro Corp. (a) (b)	155,305	955,126
Koppers Holdings, Inc. (a)	54,232	1,388,881
Minerals Technologies, Inc. (a)	18,036	888,634
Olin Corp. (a)	68,201	1,228,300
Omnova Solutions, Inc. (a) (b)	99,453	356,042
W.R. Grace & Co. (b)	64,254	2,139,658
Zep, Inc. (a)	67,400	1,012,348

		8,699,985

Commercial Banks—5.5%
BancorpSouth, Inc. (a)	141,944	1,246,268
Cathay General Bancorp (a)	151,143	1,720,007
City National Corp. (a)	42,911	1,620,320
CVB Financial Corp. (a)	135,149	1,039,296
First Financial Bancorp (a)	131,427	1,813,693
Iberiabank Corp. (a)	38,629	1,817,881
Pinnacle Financial Partners, Inc. (a) (b)	89,562	979,808
Popular, Inc. (b)	629,648	944,472
Prosperity Bancshares, Inc. (a)	44,806	1,464,260

Security Description	Shares	Value

Commercial Banks—(Continued)
Signature Bank (b)	76,047	$3,629,723
SVB Financial Group (a) (b)	34,229	1,266,473
Wintrust Financial Corp. (a)	70,706	1,824,922

		19,367,123

Commercial Services & Supplies—3.9%
KAR Auction Services, Inc. (b)	83,317	1,008,969
McGrath Rentcorp (a)	81,050	1,928,179
Mobile Mini, Inc. (a) (b)	81,299	1,336,556
Rollins, Inc. (a)	135,607	2,537,207
Standard Parking Corp. (a) (b)	101,328	1,584,770
Team, Inc. (a) (b)	31,459	660,010
Waste Connections, Inc. (a)	135,028	4,566,647

		13,622,338

Communications Equipment—1.1%
ADTRAN, Inc. (a)	55,550	1,469,853
Brocade Communications Systems, Inc. (b)	77,072	332,951
Harmonic, Inc. (a) (b)	201,950	860,307
Netgear, Inc. (b)	48,407	1,253,257

		3,916,368

Construction & Engineering—0.6%
MasTec, Inc. (a) (b)	70,150	1,235,341
MYR Group, Inc. (a) (b)	40,812	719,924

		1,955,265

Consumer Finance—1.8%
Cash America International, Inc. (a)	46,122	2,359,601
DFC Global Corp. (a) (b)	121,563	2,656,152
First Cash Financial Services, Inc. (a) (b)	34,603	1,451,596

		6,467,349

Distributors—0.2%
Core-Mark Holding Co., Inc. (a) (b)	26,618	815,309

Diversified Consumer Services—0.4%
K12, Inc. (a) (b)	51,925	1,322,011

Diversified Financial Services—1.4%
MarketAxess Holdings, Inc. (a)	75,102	1,954,154
MSCI, Inc. (b)	50,872	1,542,948
PHH Corp. (a) (b)	83,667	1,345,365

		4,842,467

Electric Utilities—1.7%
Allete, Inc. (a)	45,545	1,668,313
ITC Holdings Corp.	32,256	2,497,582
UIL Holdings Corp. (a)	51,103	1,682,822

		5,848,717

Electrical Equipment—2.4%
AZZ, Inc. (a)	36,264	1,405,955
EnerSys (b)	69,331	1,388,007
Global Power Equipment Group, Inc. (a) (b)	31,579	734,843
II-VI, Inc. (a) (b)	109,297	1,912,697

MSF-66

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electrical Equipment—(Continued)
Polypore International, Inc. (a) (b)	24,940	$1,409,609
Thomas & Betts Corp. (b)	40,134	1,601,748

		8,452,859

Electronic Equipment, Instruments & Components—3.6%
Cognex Corp. (a)	32,664	885,521
GSI Group, Inc. (a) (b)	84,911	652,116
IPG Photonics Corp. (b)	26,101	1,133,827
Littelfuse, Inc. (a) (b)	40,718	1,637,271
Maxwell Technologies, Inc. (a) (b)	85,934	1,582,045
Measurement Specialties, Inc. (a) (b)	45,829	1,189,721
Methode Electronics, Inc. (a)	130,520	969,764
Rofin-Sinar Technologies, Inc. (a) (b)	59,713	1,146,490
Rogers Corp. (a) (b)	30,024	1,174,839
Scansource, Inc. (a) (b)	67,983	2,009,577
TTM Technologies, Inc. (b)	30,782	292,737

		12,673,908

Energy Equipment & Services—2.7%
C&J Energy Services, Inc. (a) (b)	39,991	657,452
Helix Energy Solutions Group, Inc. (a) (b)	68,394	895,961
Lufkin Industries, Inc.	53,100	2,825,451
Newpark Resources, Inc. (a) (b)	190,038	1,157,331
Oceaneering International, Inc. (a)	110,966	3,921,539

		9,457,734

Food & Staples Retailing—1.1%
Casey’s General Stores, Inc.	18,316	799,493
Spartan Stores, Inc. (a)	100,389	1,554,022
The Fresh Market, Inc. (a) (b)	42,883	1,636,415

		3,989,930

Food Products—1.8%
Corn Products International, Inc. (a)	27,253	1,069,408
Darling International, Inc. (b)	129,509	1,630,518
Diamond Foods, Inc. (a)	14,215	1,134,215
Fresh Del Monte Produce, Inc. (a) (b)	24,222	561,950
J&J Snack Foods Corp. (a)	38,615	1,855,451

		6,251,542

Gas Utilities—0.7%
UGI Corp. (a)	95,189	2,500,615

Health Care Equipment & Supplies—3.2%
Cyberonics, Inc. (a) (b)	33,295	942,249
DexCom, Inc. (a) (b)	94,763	1,137,156
Insulet Corp. (a) (b)	94,495	1,441,994
Masimo Corp. (a) (b)	59,454	1,287,179
NxStage Medical, Inc. (a) (b)	53,143	1,108,563
SurModics, Inc. (a) (b)	36,840	335,244
Teleflex, Inc. (a)	26,766	1,439,208
Tornier NV (b)	47,915	981,778
Volcano Corp. (a) (b)	64,435	1,909,209
West Pharmaceutical Services, Inc. (a)	20,263	751,757

		11,334,337

Security Description	Shares	Value

Health Care Providers & Services—4.1%
Catalyst Health Solutions, Inc. (b)	27,539	$1,588,725
Hanger Orthopedic Group, Inc. (b)	94,757	1,789,960
HMS Holdings Corp. (b)	95,379	2,326,294
Mednax, Inc. (a) (b)	28,221	1,767,763
MWI Veterinary Supply, Inc. (a) (b)	19,837	1,365,182
PSS World Medical, Inc. (a) (b)	79,108	1,557,636
Team Health Holdings, Inc. (b)	93,349	1,532,791
Vanguard Health Systems, Inc. (b)	64,156	651,825
WellCare Health Plans, Inc. (a) (b)	49,963	1,897,595

		14,477,771

Health Care Technology—0.7%
SXC Health Solutions Corp. (b)	45,176	2,516,303

Hotels, Restaurants & Leisure—2.0%
Churchill Downs, Inc. (a)	26,178	1,021,727
Cracker Barrel Old Country Store, Inc.	21,655	867,932
Panera Bread Co. (a) (b)	14,508	1,507,962
Six Flags Entertainment Corp. (a)	22,846	633,291
Texas Roadhouse, Inc. (a) (b)	111,884	1,479,107
Wyndham Worldwide Corp. (a)	54,455	1,552,512

		7,062,531

Household Durables—1.1%
Jarden Corp. (a) (b)	45,023	1,272,350
La-Z-Boy, Inc. (a) (b)	95,623	708,566
Leggett & Platt, Inc. (a)	28,043	554,971
Tempur-Pedic International, Inc. (a) (b)	24,204	1,273,373

		3,809,260

Industrial Conglomerates—0.4%
Raven Industries, Inc. (a)	32,869	1,584,286

Insurance—2.0%
Employers Holdings, Inc. (a)	107,047	1,365,920
HCC Insurance Holdings, Inc.	78,881	2,133,731
ProAssurance Corp. (a) (b)	26,176	1,885,195
Reinsurance Group of America, Inc. (a)	37,022	1,701,161

		7,086,007

Internet & Catalog Retail—0.7%
HSN, Inc. (a) (b)	31,219	1,034,285
Shutterfly, Inc. (a) (b)	30,688	1,263,732

		2,298,017

Internet Software & Services—2.7%
Ancestry.com, Inc. (b)	41,730	980,655
Constant Contact, Inc. (a) (b)	67,915	1,174,250
DealerTrack Holdings, Inc. (b)	90,870	1,423,933
Dice Holdings, Inc. (a) (b)	109,373	855,297
IAC/InterActiveCorp. (a) (b)	34,879	1,379,464
Liquidity Services, Inc. (b)	35,313	1,132,488
OpenTable, Inc. (a) (b)	18,108	833,149
Perficient, Inc. (a) (b)	82,704	605,393
Vocus, Inc. (a) (b)	69,560	1,165,826

		9,550,455

MSF-67

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

IT Services—1.0%
InterXion Holding NV (b)	117,889	$1,392,269
Wright Express Corp. (a) (b)	57,283	2,179,045

		3,571,314

Leisure Equipment & Products—0.2%
Callaway Golf Co. (a)	134,281	694,233

Life Sciences Tools & Services—0.6%
Luminex Corp. (a) (b)	53,803	1,192,813
Pharmaceutical Product Development, Inc.	36,832	945,109

		2,137,922

Machinery—4.4%
Actuant Corp. (a)	77,221	1,525,115
Alamo Group, Inc. (a)	35,349	734,906
Albany International Corp. (a)	99,911	1,823,376
Altra Holdings, Inc. (a) (b)	97,614	1,129,394
Chart Industries, Inc. (a) (b)	29,821	1,257,551
Commercial Vehicle Group, Inc. (a) (b)	73,328	481,765
John Bean Technologies Corp. (a)	67,488	962,379
Middleby Corp. (a) (b)	13,208	930,635
RBC Bearings, Inc. (a) (b)	80,226	2,726,882
Robbins & Myers, Inc. (a)	45,917	1,593,779
Wabtec Corp.	11,578	612,129
Westport Innovations, Inc. (a) (b)	57,021	1,649,617

		15,427,528

Marine—0.4%
Kirby Corp. (a) (b)	29,200	1,537,088

Media—1.9%
Arbitron, Inc. (a)	33,093	1,094,716
John Wiley & Sons, Inc.	47,043	2,089,650
Liberty Starz Group (Class A) (b)	35,017	2,225,681
MDC Partners, Inc.	86,971	1,254,122

		6,664,169

Metals & Mining—1.0%
Haynes International, Inc. (a)	24,355	1,058,225
Horsehead Holding Corp. (a) (b)	137,342	1,019,078
Reliance Steel & Aluminum Co.	37,736	1,283,401

		3,360,704

Multiline Retail—0.4%
Fred’s, Inc. (a)	116,167	1,238,340

Oil, Gas & Consumable Fuels—2.9%
Approach Resources, Inc. (a) (b)	53,700	912,363
Berry Petroleum Co. (a)	36,085	1,276,687
Brigham Exploration Co. (b)	45,041	1,137,736
Cloud Peak Energy, Inc. (a) (b)	84,211	1,427,377
Energy Partners, Ltd. (a) (b)	120,758	1,336,791
Magnum Hunter Resources Corp. (a) (b)	164,095	543,154
Oasis Petroleum, Inc. (a) (b)	45,171	1,008,668
Rosetta Resources, Inc. (a) (b)	38,308	1,310,900
World Fuel Services Corp. (a)	43,523	1,421,026

		10,374,702

Security Description	Shares	Value

Paper & Forest Products—0.3%
Deltic Timber Corp. (a)	15,928	$950,583

Pharmaceuticals—1.7%
Aegerion Pharmaceuticals, Inc. (a) (b)	74,555	944,612
Auxilium Pharmaceuticals, Inc. (a) (b)	60,979	914,075
Impax Laboratories, Inc. (a) (b)	124,322	2,226,607
Obagi Medical Products, Inc. (a) (b)	70,477	639,227
Questcor Pharmaceuticals, Inc. (a) (b)	48,866	1,332,087

		6,056,608

Professional Services—2.2%
CoStar Group, Inc. (a) (b)	30,072	1,562,842
FTI Consulting, Inc. (b)	46,141	1,698,450
The Advisory Board Co. (a) (b)	43,994	2,838,933
The Corporate Executive Board Co. (a)	56,940	1,696,812

		7,797,037

Real Estate Investment Trusts—5.9%
American Campus Communities, Inc. (a)	67,010	2,493,442
BioMed Realty Trust, Inc. (a)	125,651	2,082,037
CubeSmart (a)	173,351	1,478,684
DuPont Fabros Technology, Inc. (a)	88,770	1,747,881
Hersha Hospitality Trust (a)	393,951	1,363,071
Home Properties, Inc. (a)	29,420	1,669,879
Mid-America Apartment Communities, Inc. (a)	32,646	1,965,942
National Retail Properties, Inc.	68,839	1,849,704
Omega Healthcare Investors, Inc. (a)	103,589	1,650,173
Potlatch Corp. (a)	43,620	1,374,902
Sovran Self Storage, Inc. (a)	43,715	1,624,887
UDR, Inc. (a)	73,787	1,633,644

		20,934,246

Road & Rail—1.5%
Genesee & Wyoming, Inc. (a) (b)	62,378	2,901,825
Old Dominion Freight Line, Inc. (b)	51,785	1,500,211
Werner Enterprises, Inc. (a)	39,521	823,222

		5,225,258

Semiconductors & Semiconductor Equipment—3.8%
Cavium, Inc. (a) (b)	43,364	1,171,262
CEVA, Inc. (a) (b)	57,151	1,389,341
Cymer, Inc. (b)	36,245	1,347,589
EZchip Semiconductor, Ltd. (b)	29,474	979,126
Hittite Microwave Corp. (a) (b)	30,287	1,474,977
Lattice Semiconductor Corp. (a) (b)	232,872	1,222,578
Netlogic Microsystems, Inc. (a) (b)	20,102	967,107
Power Integrations, Inc. (a)	33,954	1,039,332
Semtech Corp. (a) (b)	67,601	1,426,381
Silicon Laboratories, Inc. (a) (b)	38,484	1,289,599
Teradyne, Inc. (a) (b)	87,970	968,550

		13,275,842

Software—4.9%
Allot Communications, Ltd. (a) (b)	95,277	928,951
Ariba, Inc. (a) (b)	94,676	2,623,472
CommVault Systems, Inc. (b)	33,073	1,225,685
Concur Technologies, Inc. (a) (b)	35,462	1,319,896

MSF-68

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Software—(Continued)
Monotype Imaging Holdings, Inc. (a) (b)	78,033	$946,540
Progress Software Corp. (a) (b)	75,930	1,332,571
QLIK Technologies, Inc. (b)	52,766	1,142,912
RealPage, Inc. (a) (b)	55,515	1,135,282
Sourcefire, Inc. (a) (b)	69,824	1,868,490
SS&C Technologies Holdings, Inc. (a) (b)	101,366	1,448,520
SuccessFactors, Inc. (a) (b)	60,614	1,393,516
Ultimate Software Group, Inc. (a) (b)	37,368	1,745,833

		17,111,668

Specialty Retail—4.6%
Asbury Automotive Group, Inc. (a) (b)	82,895	1,366,939
DSW, Inc. (Class A) (b)	34,773	1,605,817
Genesco, Inc. (a) (b)	38,839	2,001,374
Hibbett Sports, Inc. (a) (b)	53,147	1,801,152
HOT Topic, Inc. (a)	258,298	1,970,814
Lumber Liquidators Holdings, Inc. (a) (b)	49,807	752,086
RadioShack Corp. (a)	53,246	618,718
Rent-A-Center, Inc.	42,423	1,164,511
Sally Beauty Holdings, Inc. (a) (b)	133,947	2,223,520
Ulta Salon Cosmetics & Fragrance, Inc. (b)	22,708	1,413,119
Vitamin Shoppe, Inc. (a) (b)	35,782	1,339,678

		16,257,728

Textiles, Apparel & Luxury Goods—1.8%
Deckers Outdoor Corp. (a) (b)	18,528	1,727,921
G-III Apparel Group, Ltd. (b)	56,536	1,292,413
Kenneth Cole Productions, Inc. (a) (b)	37,872	406,367
Movado Group, Inc. (a) (b)	102,252	1,245,429
PVH Corp.	27,440	1,598,106

		6,270,236

Thrifts & Mortgage Finance—0.7%
BankUnited, Inc. (b)	51,407	1,067,209
Capitol Federal Financial, Inc.	134,678	1,422,200

		2,489,409

Trading Companies & Distributors—0.4%
H&E Equipment Services, Inc. (a) (b)	70,418	580,949
Rush Enterprises, Inc. (a) (b)	70,728	1,001,508

		1,582,457

Security Description	Shares/Par Amount	Value

Water Utilities—0.3%
Middlesex Water Co. (a)	61,079	$1,042,619

Total Common Stock (Identified Cost $317,817,493)		341,180,113

Short Term Investments—32.6%

Mutual Funds—29.5%
State Street Navigator Securities Lending Prime Portfolio (c)	103,881,913	103,881,913

Repurchase Agreement—3.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $10,941,009 on 10/03/11, collateralized by $10,835,000 U.S. Treasury Note due 12/31/13 with a value of $11,160,050.	$10,941,000	10,941,000

Total Short Term Investments (Identified Cost $114,822,913)		114,822,913

Total Investments—129.5% (Identified Cost $432,640,406) (d)		456,003,026
Liabilities in excess of other assets		(103,955,499)

Net Assets—100.0%		$352,047,527

(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $98,482,585 and the collateral received consisted of cash in the amount of $103,881,913. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $432,642,892. The aggregate unrealized appreciation and depreciation of investments was $54,434,746 and $(31,074,612), respectively, resulting in net unrealized appreciation of $23,360,134 for federal income tax purposes.

MSF-69

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$341,180,113	$—	$—	$341,180,113
Short Term Investments
Mutual Funds	103,881,913	—	—	103,881,913
Repurchase Agreement	—	10,941,000	—	10,941,000
Total Short Term Investments	103,881,913	10,941,000	—	114,822,913
Total Investments	$445,062,026	$10,941,000	$—	$456,003,026

*	See Schedule of Investments for additional detailed categorizations.

MSF-70

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—95.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
HEICO Corp. (Class B) (a)	78,930	$3,886,513
Hexcel Corp. (b)	210,739	4,669,976

		8,556,489

Air Freight & Logistics—1.4%
Atlas Air Worldwide Holdings, Inc. (b)	76,724	2,554,142
HUB Group, Inc. (a) (b)	89,975	2,543,593

		5,097,735

Auto Components—1.7%
Amerigon, Inc. (a) (b)	261,090	3,323,676
Tenneco, Inc. (a) (b)	104,595	2,678,678

		6,002,354

Biotechnology—3.0%
Cepheid, Inc. (a) (b)	110,316	4,283,570
Cubist Pharmaceuticals, Inc. (a) (b)	110,697	3,909,818
Incyte Corp., Ltd. (a) (b)	180,320	2,519,071

		10,712,459

Building Products—0.6%
NCI Building Systems, Inc. (a) (b)	271,754	2,054,460

Capital Markets—2.5%
Evercore Partners, Inc. (a)	134,021	3,055,679
Financial Engines, Inc. (a) (b)	136,443	2,470,982
Stifel Financial Corp. (a) (b)	118,605	3,150,149

		8,676,810

Commercial Banks—1.9%
Signature Bank (a) (b)	76,021	3,628,482
SVB Financial Group (a) (b)	78,855	2,917,635

		6,546,117

Commercial Services & Supplies—2.6%
Mobile Mini, Inc. (a) (b)	194,338	3,194,917
Waste Connections, Inc. (a)	177,814	6,013,669

		9,208,586

Construction & Engineering—0.8%
MasTec, Inc. (a) (b)	167,685	2,952,933

Consumer Finance—1.0%
First Cash Financial Services, Inc. (a) (b)	82,174	3,447,199

Diversified Consumer Services—0.9%
K12, Inc. (a) (b)	124,353	3,166,027

Diversified Financial Services—1.0%
MSCI, Inc. (a) (b)	121,603	3,688,219

Electrical Equipment—0.9%
Polypore International, Inc. (a) (b)	57,025	3,223,053

Electronic Equipment, Instruments & Components—2.6%
IPG Photonics Corp. (b)	60,276	2,618,389

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Maxwell Technologies, Inc. (a) (b)	198,828	$3,660,424
Measurement Specialties, Inc. (a) (b)	110,149	2,859,468

		9,138,281

Energy Equipment & Services—3.2%
C&J Energy Services, Inc. (a) (b)	95,257	1,566,025
Lufkin Industries, Inc. (a)	57,538	3,061,597
Newpark Resources, Inc. (a) (b)	456,750	2,781,608
Oceaneering International, Inc. (a)	106,518	3,764,346

		11,173,576

Food & Staples Retailing—1.1%
The Fresh Market, Inc. (a) (b)	101,148	3,859,808

Food Products—0.8%
Diamond Foods, Inc. (a)	33,518	2,674,401

Health Care Equipment & Supplies—5.9%
Cyberonics, Inc. (a) (b)	77,622	2,196,703
DexCom, Inc. (a) (b)	226,523	2,718,276
Insulet Corp. (a) (b)	216,334	3,301,257
Masimo Corp. (a) (b)	140,983	3,052,282
NxStage Medical, Inc. (a) (b)	125,628	2,620,600
Tornier NV (a) (b)	113,268	2,320,861
Volcano Corp. (a) (b)	148,061	4,387,047

		20,597,026

Health Care Providers & Services—6.9%
Catalyst Health Solutions, Inc. (a) (b)	65,102	3,755,735
Hanger Orthopedic Group, Inc. (a) (b)	226,506	4,278,698
HMS Holdings Corp. (b)	227,992	5,560,725
MWI Veterinary Supply, Inc. (a) (b)	47,417	3,263,238
PSS World Medical, Inc. (a) (b)	186,557	3,673,307
Team Health Holdings, Inc. (a) (b)	223,141	3,663,975

		24,195,678

Health Care Technology—1.7%
SXC Health Solutions Corp. (a) (b)	107,989	6,014,987

Hotels, Restaurants & Leisure—2.0%
Panera Bread Co. (a) (b)	34,219	3,556,723
Texas Roadhouse, Inc. (a) (b)	266,500	3,523,130

		7,079,853

Household Durables—0.9%
Tempur-Pedic International, Inc. (a) (b)	57,857	3,043,857

Internet & Catalog Retail—0.9%
Shutterfly, Inc. (a) (b)	72,770	2,996,669

Internet Software & Services—5.1%
Ancestry.com, Inc. (a) (b)	97,716	2,296,326
Constant Contact, Inc. (a) (b)	161,045	2,784,468
DealerTrack Holdings, Inc. (a) (b)	218,405	3,422,406
Dice Holdings, Inc. (a) (b)	253,963	1,985,991
Liquidity Services, Inc. (a) (b)	83,398	2,674,574
OpenTable, Inc. (a) (b)	43,132	1,984,503
Vocus, Inc. (a) (b)	161,280	2,703,053

		17,851,321

MSF-71

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

IT Services—0.9%
InterXion Holding NV (b)	276,055	$3,260,210

Life Sciences Tools & Services—0.8%
Luminex Corp. (a) (b)	127,188	2,819,758

Machinery—4.1%
Chart Industries, Inc. (b)	70,712	2,981,925
RBC Bearings, Inc. (a) (b)	112,119	3,810,925
Robbins & Myers, Inc. (a)	107,521	3,732,054
Westport Innovations, Inc. (a) (b)	133,938	3,874,826

		14,399,730

Media—0.8%
MDC Partners, Inc. (a)	207,163	2,987,291

Oil, Gas & Consumable Fuels—3.9%
Approach Resources, Inc. (a) (b)	126,639	2,151,597
Brigham Exploration Co. (b)	106,220	2,683,117
Oasis Petroleum, Inc. (a) (b)	106,524	2,378,681
Rosetta Resources, Inc. (a) (b)	88,302	3,021,694
World Fuel Services Corp. (a)	103,355	3,374,541

		13,609,630

Pharmaceuticals—2.8%
Aegerion Pharmaceuticals, Inc. (a) (b)	178,123	2,256,818
Auxilium Pharmaceuticals, Inc. (a) (b)	141,956	2,127,921
Impax Laboratories, Inc. (a) (b)	126,077	2,258,039
Questcor Pharmaceuticals, Inc. (a) (b)	116,809	3,184,213

		9,826,991

Professional Services—5.3%
CoStar Group, Inc. (a) (b)	72,451	3,765,278
FTI Consulting, Inc. (a) (b)	108,581	3,996,867
The Advisory Board Co. (a) (b)	103,701	6,691,826
The Corporate Executive Board Co. (a)	136,108	4,056,018

		18,509,989

Road & Rail—1.0%
Genesee & Wyoming, Inc. (a) (b)	76,143	3,542,172

Semiconductors & Semiconductor Equipment—6.5%
Cavium, Inc. (a) (b)	104,222	2,815,036
CEVA, Inc. (a) (b)	136,545	3,319,409
Cymer, Inc. (a) (b)	83,781	3,114,978
EZchip Semiconductor, Ltd. (b)	69,891	2,321,779
Hittite Microwave Corp. (a) (b)	70,921	3,453,853
Netlogic Microsystems, Inc. (a) (b)	48,019	2,310,194
Power Integrations, Inc. (a)	80,073	2,451,034
Silicon Laboratories, Inc. (a) (b)	91,668	3,071,795

		22,858,078

Software—9.0%
Allot Communications, Ltd. (a) (b)	228,177	2,224,726
Ariba, Inc. (a) (b)	223,271	6,186,839
CommVault Systems, Inc. (a) (b)	78,778	2,919,513
Concur Technologies, Inc. (a) (b)	80,541	2,997,736
QLIK Technologies, Inc. (a) (b)	121,344	2,628,311

Security Description	Shares/Par Amount	Value

Software—(Continued)
RealPage, Inc. (a) (b)	131,642	$2,692,079
Sourcefire, Inc. (a) (b)	166,908	4,466,458
SuccessFactors, Inc. (a) (b)	144,379	3,319,273
Ultimate Software Group, Inc. (a) (b)	90,028	4,206,108

		31,641,043

Specialty Retail—5.6%
Asbury Automotive Group, Inc. (a) (b)	198,151	3,267,510
DSW, Inc. (Class A) (a) (b)	82,122	3,792,394
Hibbett Sports, Inc. (a) (b)	127,042	4,305,454
Lumber Liquidators Holdings, Inc. (a) (b)	117,443	1,773,389
Ulta Salon Cosmetics & Fragrance, Inc. (b)	53,842	3,350,588
Vitamin Shoppe, Inc. (a) (b)	83,687	3,133,241

		19,622,576

Textiles, Apparel & Luxury Goods—3.1%
Deckers Outdoor Corp. (a) (b)	44,289	4,130,392
G-III Apparel Group, Ltd. (a) (b)	133,265	3,046,438
PVH Corp. (a)	61,958	3,608,434

		10,785,264

Total Common Stock (Identified Cost $381,309,159)		335,820,630

Short Term Investments—33.1%

Mutual Funds—29.4%
State Street Navigator Securities Lending Prime Portfolio (c)	103,342,664	103,342,664

Repurchase Agreement—3.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $12,823,011 on 10/03/11, collateralized by $12,700,000 U.S. Treasury Note due 12/31/13 with a value of $13,081,000.	$12,823,000	12,823,000

Total Short Term Investments (Identified Cost $116,165,664)		116,165,664

Total Investments—128.7% (Identified Cost $497,474,823) (d)		451,986,294
Liabilities in excess of other assets		(100,824,268)

Net Assets—100.0%		$351,162,026

(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $97,943,654 and the collateral received consisted of cash in the amount of $103,342,664. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $497,474,823. The aggregate unrealized appreciation and depreciation of investments was $12,477,482 and $(57,966,011), respectively, resulting in net unrealized depreciation of $(45,488,529) for federal income tax purposes.

MSF-72

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$335,820,630	$—	$—	$335,820,630
Short Term Investments
Mutual Funds	103,342,664	—	—	103,342,664
Repurchase Agreement	—	12,823,000	—	12,823,000
Total Short Term Investments	103,342,664	12,823,000	—	116,165,664
Total Investments	$439,163,294	$12,823,000	$—	$451,986,294

*	See Schedule of Investments for additional detailed categorizations.

MSF-73

Metropolitan Series Fund, Inc.

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—97.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—5.8%
L-3 Communications Holdings, Inc.	329,600	$20,425,312
Rockwell Collins, Inc.	496,700	26,205,892
Spirit Aerosystems Holdings, Inc. (a)	1,024,500	16,340,775

		62,971,979

Capital Markets—1.6%
Northern Trust Corp.	502,500	17,577,450

Computers & Peripherals—1.8%
Lexmark International, Inc. (Class A) (a)	745,100	20,140,053

Construction & Engineering—2.1%
Jacobs Engineering Group, Inc. (a)	698,200	22,544,878

Diversified Consumer Services—1.9%
H&R Block, Inc. (b)	1,577,700	20,999,187

Electric Utilities—0.8%
Westar Energy, Inc. (b)	332,400	8,782,008

Electrical Equipment—1.8%
Hubbell, Inc. (Class B) (b)	392,651	19,451,931

Electronic Equipment, Instruments & Components—8.8%
Arrow Electronics, Inc. (a) (b)	881,336	24,483,514
Avnet, Inc. (a)	1,120,300	29,217,424
FLIR Systems, Inc. (b)	553,700	13,870,185
Ingram Micro, Inc. (a)	1,748,900	28,209,757

		95,780,880

Energy Equipment & Services—2.1%
Ensco plc (ADR)	523,554	21,167,288
Patterson-UTI Energy, Inc.	106,300	1,843,242

		23,010,530

Food & Staples Retailing—4.1%
Sysco Corp.	620,900	16,081,310
The Kroger Co.	1,295,500	28,449,180

		44,530,490

Food Products—1.5%
Campbell Soup Co. (b)	493,400	15,971,358

Health Care Providers & Services—3.2%
CIGNA Corp.	677,700	28,422,738
Quest Diagnostics, Inc.	130,400	6,436,544

		34,859,282

Household Durables—1.3%
Mohawk Industries, Inc. (a) (b)	326,330	14,002,820

Insurance—17.7%
Alleghany Corp. (a)	108,855	31,404,667
Allied World Assurance Co. Holdings AG	218,477	11,734,400
AON Corp.	635,088	26,660,994
Arch Capital Group, Ltd. (a) (b)	750,300	24,516,053
Fidelity National Financial, Inc. (b)	1,139,700	17,300,646

Security Description	Shares	Value

Insurance—(Continued)
Loews Corp.	549,900	$18,999,045
The Allstate Corp.	811,000	19,212,590
The Progressive Corp.	1,501,700	26,670,192
W.R. Berkley Corp. (b)	558,800	16,590,772

		193,089,359

Internet Software & Services—0.8%
Open Text Corp. (a)	163,600	8,526,832

IT Services—7.7%
Broadridge Financial Solutions, Inc. (b)	848,400	17,086,776
SAIC, Inc. (a) (b)	1,597,700	18,868,837
The Western Union Co.	1,586,500	24,257,585
Total System Services, Inc. (b)	1,393,600	23,593,648

		83,806,846

Leisure Equipment & Products—2.3%
Mattel, Inc.	957,900	24,800,031

Machinery—1.2%
Flowserve Corp.	180,600	13,364,400

Media—1.8%
Omnicom Group, Inc.	527,500	19,433,100

Multi-Utilities—5.3%
DTE Energy Co.	158,800	7,784,376
OGE Energy Corp. (b)	324,400	15,503,076
SCANA Corp. (b)	368,400	14,901,780
Wisconsin Energy Corp.	121,300	3,795,477
Xcel Energy, Inc.	642,600	15,865,794

		57,850,503

Oil, Gas & Consumable Fuels—5.0%
Cimarex Energy Co.	381,200	21,232,840
Range Resources Corp. (b)	210,000	12,276,600
Southwestern Energy Co. (a)	646,700	21,554,511

		55,063,951

Professional Services—7.6%
Dun & Bradstreet Corp.	319,700	19,584,822
Equifax, Inc.	757,000	23,270,180
Manpower, Inc.	439,800	14,786,076
Towers Watson & Co.	423,500	25,316,830

		82,957,908

Real Estate Investment Trusts—2.9%
Annaly Capital Management, Inc. (b)	1,121,500	18,650,545
Hatteras Financial Corp. (b)	532,600	13,400,216

		32,050,761

Road & Rail—0.9%
Ryder System, Inc.	248,500	9,321,235

Semiconductors & Semiconductor Equipment—4.2%
Analog Devices, Inc.	784,500	24,515,625
Applied Materials, Inc.	2,035,300	21,065,355

		45,580,980

MSF-74

Metropolitan Series Fund, Inc.

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares/Par Amount	Value

Software—1.9%
Synopsys, Inc. (a) (b)	868,400	$21,154,224

Water Utilities—1.8%
American Water Works Co., Inc.	661,300	19,958,034

Total Common Stock (Identified Cost $1,040,194,954)		1,067,581,010

Short Term Investments—15.4%

Mutual Funds—13.3%
State Street Navigator Securities Lending Prime Portfolio (c)	145,652,804	145,652,804

Repurchase Agreement—2.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $22,704,019 on 10/03/11, collateralized by $22,845,000 Federal Home Loan Mortgage Corp. due 11/10/20 with a value of $23,159,119.	$22,704,000	22,704,000

Total Short Term Investments (Identified Cost $168,356,804)		168,356,804

Total Investments—113.3% (Identified Cost $1,208,551,758) (d)		1,235,937,814
Liabilities in excess of other assets		(144,821,455)

Net Assets—100.0%		$1,091,116,359

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $141,367,357 and the collateral received consisted of cash in the amount of $145,652,804 and non-cash collateral with a value of $1,481,733. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $1,208,551,758. The aggregate unrealized appreciation and depreciation of investments was $102,406,474 and $(75,020,418), respectively, resulting in net unrealized appreciation of $27,386,056 for federal income tax purposes.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-75

Metropolitan Series Fund, Inc.

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$1,067,581,010	$—	$—	$1,067,581,010
Short Term Investments
Mutual Funds	145,652,804	—	—	145,652,804
Repurchase Agreement	—	22,704,000	—	22,704,000
Total Short Term Investments	145,652,804	22,704,000	—	168,356,804
Total Investments	$1,213,233,814	$22,704,000	$—	$1,235,937,814

*	See Schedule of Investments for additional detailed categorizations.

MSF-76

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—98.7% of Net Assets

Security Description	Shares	Value

Australia—7.2%
A-Cap Resources, Ltd. (a)	5,318	$1,012
ABM Resources NL (a)	308,685	14,829
Acrux, Ltd. (a) (b)	47,161	143,349
Adamus Resources, Ltd. (a)	99,905	62,748
Adelaide Brighton, Ltd.	230,220	580,275
Aditya Birla Minerals, Ltd.	37,610	30,330
AED Oil, Ltd. (a)	93,946	13,273
African Iron, Ltd. (a)	23,415	4,673
AJ Lucas Group, Ltd.	23,896	31,434
Alchemia, Ltd. (a)	56,649	19,414
Alcyone Resources, Ltd. (a)	80,883	6,777
Alesco Corp., Ltd.	49,473	64,521
Alkane Resources, Ltd. (a)	63,069	67,454
Alliance Resources, Ltd. (a)	81,385	12,436
Allied Gold, Ltd. (a)	51,653	139,787
Altona Mining, Ltd. (a)	67,875	14,175
Amalgamated Holdings, Ltd.	32,994	181,942
Amcom Telecommunications, Ltd.	78,095	57,963
Ampella Mining, Ltd. (a) (b)	19,949	36,418
Ansell, Ltd.	57,951	730,224
Antares Energy, Ltd. (a)	26,721	9,978
APA Group	141,585	553,435
Apex Minerals NL (a)	1,068,781	9,350
APN News & Media, Ltd. (b)	239,736	193,632
Aquarius Platinum, Ltd.	29,702	82,804
Arafura Resources, Ltd. (a) (b)	91,975	49,770
ARB Corp., Ltd.	20,473	160,723
Aristocrat Leisure, Ltd. (b)	116,343	233,541
ASG Group, Ltd. (b)	51,299	41,075
Aspire Mining, Ltd. (a) (b)	103,199	44,056
Atlantic, Ltd. (a)	22,059	30,887
Aurora Oil & Gas, Ltd. (a) (b)	132,281	283,299
Ausdrill, Ltd.	105,567	273,675
Ausenco., Ltd.	26,211	55,661
Austal, Ltd.	32,988	69,703
Austar United Communications, Ltd. (a)	294,317	329,023
Austbrokers Holdings, Ltd.	11,722	68,884
Austin Engineering, Ltd.	12,481	42,025
Australian Agricultural Co., Ltd.	93,296	123,077
Australian Infrastructure Fund	258,449	451,240
Australian Pharmaceutical Industries, Ltd.	75,200	16,337
Australian Worldwide Exploration, Ltd. (a)	235,907	232,697
Automotive Holdings Group	102,926	190,604
AV Jennings, Ltd.	7,380	3,197
Azumah Resources, Ltd. (a)	41,745	14,478
Bandanna Energy, Ltd. (a)	179,193	111,681
Bank of Queensland, Ltd. (b)	88,983	612,635
Bannerman Resources, Ltd. (a)	54,366	16,194
BC Iron, Ltd. (a)	17,844	40,421
Beach Petroleum, Ltd.	506,604	525,480
Beadell Resources, Ltd. (a)	141,572	98,492
Berkeley Resources, Ltd. (a)	25,720	8,239
Billabong International, Ltd. (b)	84,660	268,480
Bionomics, Ltd. (a)	51,919	23,672
Biota Holdings, Ltd. (a) (b)	70,678	54,716
Blackmores, Ltd.	4,906	144,200
Boart Longyear Group (b)	197,674	491,436
Boom Logistics, Ltd.	57,490	12,421
Boulder Steel, Ltd. (a)	19,202	933

Security Description	Shares	Value

Australia—(Continued)
Bow Energy, Ltd. (a)	85,566	$121,179
Bradken, Ltd.	64,037	404,853
Breville Group, Ltd.	7,078	19,144
Brickworks, Ltd.	1,569	14,359
BT Investment Management, Ltd.	11,643	22,175
Cabcharge Australia, Ltd. (b)	35,831	149,993
Cape Lambert Iron Ore, Ltd. (a)	97,229	34,714
Cardno, Ltd.	23,391	103,655
Carnarvon Petroleum, Ltd. (a)	165,426	22,369
Carnegie Corp., Ltd. (a)	63,298	4,421
carsales.com.au, Ltd. (b)	47,536	217,298
Cash Converters International, Ltd.	89,886	38,975
Catalpa Resources, Ltd. (a)	43,540	65,612
Cedar Woods Properties, Ltd.	817	2,918
Central Petroleum, Ltd. (a)	122,859	5,546
Centrex Metals, Ltd. (a)	25,334	7,172
Ceramic Fuel Cells, Ltd. (a)	335,470	37,836
Cerro Resources NL (a)	88,602	11,713
CGA Mining, Ltd. (a)	7,066	17,270
Chalice Gold Mines, Ltd. (a)	25,904	7,590
Challenger Financial Services Group, Ltd. (b)	164,394	671,413
Chandler Macleod Group, Ltd.	16,111	4,658
Citigold Corp., Ltd. (a)	104,691	7,576
Clean Seas Tuna, Ltd. (a)	857	73
Clinuvel Pharmaceuticals, Ltd. (a)	8,760	12,804
Clough, Ltd.	89,000	63,710
Coal of Africa, Ltd. (a) (b)	133,534	105,241
Coalspur Mines, Ltd. (a)	127,514	168,273
Cockatoo Coal, Ltd. (a)	262,920	93,647
Codan, Ltd.	44,453	53,794
Coffey International, Ltd.	35,649	15,956
Collection House, Ltd.	18,260	12,756
Comet Ridge, Ltd. (a)	17,561	2,232
ConnectEast Group	1,832,262	970,148
Conquest Mining, Ltd. (a)	140,042	61,470
Consolidated Media Holdings, Ltd. (b)	220,029	507,478
Continental Coal, Ltd. (a)	38,284	7,647
Cooper Energy, Ltd. (a)	123,859	49,889
Count Financial, Ltd. (b)	50,167	66,302
Credit Corp. Group, Ltd.	13,415	50,993
Crusader Resources, Ltd. (a)	7,806	8,285
CSG, Ltd.	35,179	36,011
CSR, Ltd.	228,131	511,334
Cudeco, Ltd. (a)	51,210	169,158
Cue Energy Resources, Ltd. (a)	171,183	36,013
Customers, Ltd. (a)	33,696	26,273
Data #3, Ltd.	2,485	27,615
David Jones, Ltd. (b)	98,361	282,491
Decmil Group, Ltd. (a)	20,761	35,973
Deep Yellow, Ltd. (a)	271,919	32,105
Devine, Ltd.	184,720	36,935
Discovery Metals, Ltd. (a)	106,890	134,007
Domino’s Pizza Enterprises, Ltd.	11,943	76,014
Downer EDI, Ltd.	177,026	487,928
Dragon Mining, Ltd. (a)	5,660	7,021
Drillsearch Energy, Ltd. (a)	35,640	16,496
DUET Group	476,665	745,659
DuluxGroup, Ltd. (b)	135,952	329,595
DWS Advanced Business Solutions, Ltd.	24,661	28,765

MSF-77

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Dyesol, Ltd. (a)	37,128	$10,715
Eastern Star Gas, Ltd. (a)	321,107	237,183
Elders, Ltd. (b)	150,466	41,802
Elemental Minerals, Ltd. (a)	26,469	33,005
Emeco Holdings, Ltd.	256,015	240,527
Energy Resources of Australia, Ltd. (b)	14,856	41,441
Energy World Corp., Ltd.	361,817	177,783
Envestra, Ltd.	437,466	279,933
Equatorial Resources, Ltd. (a)	18,658	43,857
eServGlobal, Ltd. (a)	43,068	15,386
Euroz, Ltd.	8,343	10,676
Exco Resources, Ltd. (a)	62,226	38,284
Extract Resources, Ltd. (a) (b)	28,270	206,942
Fantastic Holdings, Ltd.	250	481
FAR, Ltd. (a)	173,117	4,468
Ferraus, Ltd. (a)	40,308	26,850
Finbar Group, Ltd.	3,897	3,237
FKP Property Group (b)	372,863	160,451
Fleetwood Corp., Ltd.	26,040	282,381
Fletcher Building, Ltd. (b)	43,314	251,161
FlexiGroup, Ltd.	48,988	103,435
Flight Centre, Ltd. (b)	17,628	288,180
Flinders Mines, Ltd. (a)	606,380	71,788
Focus Minerals, Ltd. (a)	1,181,451	69,694
Forge Group, Ltd.	13,647	55,973
Forte Energy NL (a)	61,924	2,321
Galaxy Resources, Ltd. (a)	75,661	43,230
Geodynamics, Ltd. (a)	82,317	14,915
Ginalbie Metals, Ltd. (a) (b)	307,389	140,764
Gloucester Coal, Ltd. (a)	40,888	266,293
Gold One International, Ltd. (a)	197,310	102,649
Golden Rim Resources, Ltd. (a)	11,079	1,150
Goodman Fielder, Ltd. (b)	604,465	279,276
GrainCorp., Ltd.	85,015	588,597
Grange Resources, Ltd. (a)	120,000	44,990
Greenland Minerals & Energy, Ltd. (a)	62,332	28,650
Gryphon Minerals, Ltd. (a)	69,123	86,890
GUD Holdings, Ltd. (b)	25,989	178,652
Gujarat NRE Coking Coal, Ltd. (a)	19,871	4,197
Gunns, Ltd. (b)	309,759	43,967
GWA International, Ltd. (b)	136,258	263,146
Hastie Group, Ltd.	57,395	5,208
Heron Resources, Ltd. (a)	35,984	5,927
HFA Holdings, Ltd.	45,623	30,032
Highlands Pacific, Ltd. (a)	173,904	35,526
Hillgrove Resources, Ltd.	180,002	38,440
Hills Industries, Ltd.	45,110	43,360
Horizon Oil, Ltd.	267,009	46,765
Icon Energy, Ltd. (a)	103,127	15,387
iiNET, Ltd.	42,424	89,018
Imdex, Ltd.	56,956	87,689
IMF Australia, Ltd.	25,755	34,938
IMX Resources, Ltd. (a)	7,034	2,424
Independence Group NL	66,104	272,953
Indo Mines, Ltd. (a)	5,858	2,487
Indophil Resources NL (a)	122,349	36,981
Industrea, Ltd.	96,900	112,648
Industrial Minerals Corp., Ltd. (a)	49,237	7,785
Infigen Energy	209,905	46,173

Security Description	Shares	Value

Australia—(Continued)
Infomedia, Ltd.	67,545	$12,098
Integra Mining, Ltd. (a)	226,101	101,904
Integrated Research, Ltd.	28,972	11,745
Intrepid Mines, Ltd. (a)	177,715	157,132
Invocare, Ltd.	49,359	328,953
IOOF Holdings, Ltd.	105,838	550,557
Iress Market Technology, Ltd.	48,417	326,875
Iron Ore Holdings, Ltd. (a)	17,526	16,420
Ivanhoe Australia, Ltd. (a) (b)	27,511	25,007
JB Hi-Fi, Ltd. (b)	47,695	695,594
Jupiter Mines, Ltd. (a)	63,164	16,382
Kagara, Ltd.	91,621	34,607
Kangaroo Resources, Ltd. (a)	305,630	46,028
Karoon Gas Australia, Ltd. (a)	66,375	178,996
Kasbah Resources, Ltd. (a)	63,291	9,927
Kingsgate Consolidated, Ltd.	50,553	351,946
Kingsrose Mining, Ltd. (a)	77,954	92,415
Linc Energy, Ltd. (a)	119,994	213,629
Liquefied Natural Gas, Ltd. (a)	11,253	3,903
Lycopodium, Ltd.	4,478	24,315
M2 Telecommunications Group, Ltd.	24,959	71,259
Macmahon Holdings, Ltd.	233,310	133,693
Macquarie Telecom Group, Ltd.	3,983	29,356
Magma Metals, Ltd. (a)	61,670	10,686
Marengo Mining, Ltd. (a)	157,276	28,565
Matrix Composites & Engineering, Ltd.	9,743	31,186
McMillan Shakespeare, Ltd.	15,824	129,582
McPherson’s Ltd.	24,148	55,888
Medusa Mining, Ltd.	46,407	305,441
Melbourne IT, Ltd.	32,435	44,114
MEO Australia, Ltd. (a)	220,030	33,510
Mermaid Marine Australia, Ltd.	91,511	280,072
Mesoblast, Ltd. (a) (b)	48,994	377,458
Metals X, Ltd. (a)	122,921	26,291
Metgasco, Ltd. (a)	117,719	42,372
Metminco, Ltd. (a)	116,326	19,767
MHM Metals, Ltd. (a)	19,739	10,538
Mincor Resources NL	55,742	36,946
Mineral Deposits, Ltd. (a)	23,147	103,887
Mineral Resources, Ltd.	42,639	411,244
Mirabela Nickel, Ltd. (a) (b)	59,990	77,090
Molopo Australia, Ltd.	70,758	48,033
Moly Mines, Ltd. (a) (b)	32,667	12,469
Monadelphous Group, Ltd.	32,222	537,442
Morning Star Gold NL (a)	33,455	8,899
Mortgage Choice, Ltd.	27,374	31,909
Mount Gibson Iron, Ltd.	260,790	331,829
MSF Sugar, Ltd. (a)	14,314	42,159
Murchison Metals, Ltd. (a) (b)	110,450	34,924
Myer Holdings, Ltd. (b)	260,693	511,057
Nanosonics, Ltd. (a)	54,786	27,166
Navitas, Ltd. (b)	84,693	314,466
Neon Energy, Ltd. (a)	60,247	16,135
Neptune Marine Services, Ltd. (a)	74,800	1,932
New Guinea Energy, Ltd. (a)	155,761	7,424
Newland Resources, Ltd. (a)	91,217	6,507
Newsat, Ltd. (a)	1,409,210	13,465
Nexbis, Ltd. (a)	121,902	5,787
Nexus Energy, Ltd. (a)	305,480	40,554

MSF-78

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Australia—(Continued)
NIB Holdings, Ltd.	101,283	$135,018
Nido Petroleum, Ltd. (a)	522,236	19,224
Noble Mineral Resources, Ltd. (a)	83,737	50,816
Norfolk Group, Ltd.	25,916	27,116
North Australian Diamonds, Ltd. (a)	582	224
Northern Iron, Ltd. (a)	54,613	73,365
Northern Star Resources, Ltd. (a)	65,700	31,831
Norton Gold Fields, Ltd. (a)	119,909	22,081
NRW Holdings, Ltd.	77,104	170,112
Nucoal Resources NL (a)	80,799	26,756
Nufarm, Ltd. (b)	75,460	308,798
Oakton, Ltd.	24,739	43,531
Oilex, Ltd. (a)	2,290	480
Orocobre, Ltd. (a)	20,107	20,844
OrotonGroup, Ltd.	4,654	34,456
Otto Energy, Ltd. (a)	308,140	23,562
Pacific Brands, Ltd.	621,651	399,518
Pacific Niugini, Ltd. (a)	26,694	9,364
Paladin Energy, Ltd. (a) (b)	149,374	172,527
Pan Pacific Petroleum NL (a)	55,564	6,160
Panoramic Resources, Ltd.	77,175	87,398
PaperlinX, Ltd. (b)	340,846	23,566
Patties Foods, Ltd.	1,792	2,681
Peet, Ltd.	48,359	54,262
Peninsula Energy, Ltd. (a) (b)	454,116	20,499
Perilya, Ltd. (b)	53,814	24,121
Perpetual, Ltd. (b)	18,730	370,695
Perseus Mining, Ltd. (a)	160,823	475,383
Petsec Energy, Ltd. (a)	3,946	529
Pharmaxis, Ltd. (a)	99,632	70,101
Photon Group, Ltd.	319,019	9,161
Platinum Australia, Ltd. (a) (b)	116,796	17,179
Pluton Resources, Ltd. (a)	48,332	12,008
PMP, Ltd.	95,913	62,101
Premier Investments, Ltd.	44,992	227,774
Prima Biomed, Ltd. (a)	225,293	36,222
Primary Health Care, Ltd.	201,110	574,188
Prime Media Group, Ltd.	1,327	850
PrimeAg Australia, Ltd. (a)	13,869	14,856
Probiotec, Ltd.	12,121	4,007
Programmed Maintenance Services, Ltd.	41,023	80,011
QRxPharma, Ltd. (a)	4,613	5,199
Quickstep Holdings, Ltd. (a)	31,204	4,178
Ramelius Resources, Ltd. (a)	84,830	117,129
RCR Tomlinson, Ltd.	20,235	25,745
REA Group, Ltd.	33,832	380,315
Reckon, Ltd.	29,039	70,709
Red Fork Energy, Ltd. (a)	49,971	20,379
Red Hill Iron, Ltd. (a)	3,707	7,802
Redflex Holdings, Ltd.	17,543	29,769
Reed Resources, Ltd. (a)	59,940	22,259
Regional Express Holdings, Ltd. (a)	9,952	8,759
Regis Resources, Ltd. (a)	127,686	322,368
Resolute Mining, Ltd.	169,145	248,455
Resource & Investment NL (a)	20,753	11,932
Resource Generation, Ltd. (a)	58,515	21,980
Retail Food Group, Ltd.	14,217	31,260
Rex Minerals, Ltd. (a)	36,473	41,652
Rialto Energy, Ltd. (a)	104,081	32,058

Security Description	Shares	Value

Australia—(Continued)
Ridley Corp., Ltd.	94,194	$96,772
Robust Resources, Ltd. (a)	8,904	9,939
Roc Oil Co., Ltd. (a)	202,324	58,928
Rock Building Society, Ltd.	1,453	3,536
Runge, Ltd.	4,190	1,595
Ruralco Holdings, Ltd.	2,336	7,255
SAI Global, Ltd.	79,801	363,008
Salmat, Ltd. (b)	35,609	89,124
Samson Oil & Gas, Ltd. (a) (b)	195,113	22,644
Sandfire Resources NL (a) (b)	42,691	246,491
Saracen Mineral Holdings, Ltd. (b)	117,607	77,269
Sedgman, Ltd.	29,483	53,014
Select Harvests, Ltd.	8,048	10,849
Senex Energy, Ltd. (a)	137,942	56,541
Servcorp, Ltd.	18,320	48,480
Service Stream, Ltd.	34,463	10,315
Seven Group Holdings, Ltd. (b)	22,906	175,517
Seven West Media, Ltd.	58,677	145,450
Sigma Pharmaceuticals, Ltd. (b)	621,692	389,125
Sihayo Gold, Ltd. (a)	40,036	4,632
Silex Systems, Ltd. (a)	32,584	80,736
Silver Lake Resources, Ltd. (a)	48,469	119,611
Sirtex Medical, Ltd. (a)	16,760	69,414
Skilled Group, Ltd. (b)	35,531	58,531
Slater & Gordon, Ltd.	7,258	12,716
SMS Management & Technology, Ltd.	17,520	91,552
Southern Cross Electrical Engineering, Ltd.	13,042	9,364
Southern Cross Media Group	328,410	302,074
Spark Infrastructure Group	640,636	772,307
Specialty Fashion Group, Ltd.	46,931	24,969
Spotless Group, Ltd.	77,026	132,962
St. Barbara, Ltd.	126,668	251,818
Starpharma Holdings, Ltd. (a)	62,500	63,558
Straits Resources, Ltd. (a)	39,613	26,616
Strike Resources, Ltd. (a)	13,614	3,330
STW Communications Group, Ltd.	95,751	83,416
Sundance Energy Australia, Ltd. (a)	57,204	22,694
Sundance Resources, Ltd. (a)	819,104	334,838
Sunland Group, Ltd.	73,931	54,849
Super Cheap Auto Group, Ltd.	37,954	231,349
Swick Mining Services, Ltd. (a)	44,723	14,619
Talent2 International, Ltd.	14,642	16,439
Talisman Mining, Ltd. (a)	8,018	3,072
Tanami Gold NL (a)	32,329	31,227
Tap Oil, Ltd.	106,752	61,603
Tassal Group, Ltd.	58,903	82,052
Technology One, Ltd.	38,530	39,531
Ten Network Holdings, Ltd.	303,103	256,840
Teranga Gold Corp. (a) (b)	26,882	55,048
Terramin Australia, Ltd. (a)	34,330	6,340
Texon Petroleum, Ltd. (a)	31,334	13,924
TFS Corp., Ltd.	57,669	37,791
Thakral Holdings Group (REIT)	143,461	71,368
The Reject Shop, Ltd.	5,951	54,501
ThinkSmart, Ltd.	18,125	7,141
Thorn Group, Ltd.	69,334	110,948
Tiger Resources, Ltd. (a)	157,181	64,928
Toro Energy, Ltd. (a)	75,052	5,441
Tox Free Solutions, Ltd. (a)	20,980	42,641

MSF-79

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Australia—(Continued)
TPG Telecom, Ltd. (b)	201,335	$274,455
Transfield Services, Ltd. (b)	217,693	392,202
Transpacific Industries Group, Ltd. (a) (b)	211,598	125,671
Troy Resources NL	25,003	99,775
Trust Co., Ltd.	3,656	18,676
Unity Mining, Ltd.	45,078	5,601
UXC, Ltd.	101,253	51,345
Village Roadshow, Ltd.	20,281	53,603
Virgin Blue Holdings, Ltd.	968,773	290,991
Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	5,755	21,677
Watpac, Ltd.	37,999	46,261
WDS, Ltd.	55,558	38,137
Webjet, Ltd.	17,109	31,276
Western Areas NL (b)	55,986	231,289
White Energy Co., Ltd. (a) (b)	78,162	110,414
WHK Group, Ltd.	93,561	74,282
Wide Bay Australia, Ltd.	8,605	62,237
Wildhorse Energy, Ltd. (a)	8,738	1,385
Wotif.com Holdings, Ltd. (b)	46,269	176,435
WPG Resources, Ltd. (a)	49,479	60,189

		41,500,177

Austria—0.8%
A-TEC Industries AG (b)	1,749	1,961
Agrana Beteiligungs AG	1,574	173,162
Atrium European Real Estate, Ltd.	42,106	202,888
Austria Technologie & Systemtechnik AG	4,883	58,084
BWT AG	2,223	45,576
CA Immobilien Anlagen AG (a)	22,098	269,975
EVN AG (b)	12,176	176,358
Flughafen Wien AG	5,216	223,941
Frauenthal Holding AG	775	9,329
Intercell AG (a) (b)	12,946	34,847
Kapsch TrafficCom AG	1,605	106,246
Lenzing AG	2,437	238,981
Mayr Melnhof Karton AG	3,431	309,981
Oberbank AG	174	10,999
Oesterreichische Post AG (b)	15,900	454,501
Palfinger AG	5,413	113,714
POLYTEC Holding AG	3,267	23,588
RHI AG (a)	8,611	171,010
Rosenbauer International AG	625	26,657
Schoeller-Bleckmann Oilfield Equipment AG	4,650	319,630
Semperit AG Holding	2,842	113,382
Sparkassen Immobilienanlagen AG (a)	3,430	18,177
Strabag SE	10,968	336,876
Uniqa Versicherungen AG	4,427	69,063
Warimpex Finanz-und Beteiligungs AG	4,925	8,100
Wienerberger AG	50,921	597,778
Wolford AG	856	28,114
Zumtobel AG	19,568	336,403

		4,479,321

Belgium—0.9%
Ablynx NV (a)	6,257	35,067
Ackermans & van Haaren NV	10,676	753,434
AGFA-Gevaert NV	69,108	179,461
AGFA-Gevaert NV (VVPR Strip) (a)	21,666	58

Security Description	Shares	Value

Belgium—(Continued)
Arseus NV	6,531	$90,586
Atenor Group	335	14,045
Banque Nationale de Belgique S.A.	90	265,117
Barco NV	3,859	175,891
Compagnie d’Entreprises CFE	3,390	180,429
Compagnie Immobiliere de Belgique S.A.	978	34,668
Compagnie Maritime Belge S.A.	2,534	59,171
D’ieteren S.A.	8,249	412,206
Deceuninck NV	22,460	40,650
Deceuninck NV (VVPR Strip) (c)	17,412	23
Devgen NV (a)	3,173	17,744
Duvel Moortgat S.A.	136	12,415
Econocom Group	3,742	65,729
Elia System Operator S.A.	11,062	450,738
Euronav NV	9,477	54,620
EVS Broadcast Equipment S.A.	3,756	195,849
Exmar NV	10,080	55,912
Galapagos NV (a)	6,490	51,327
Gimv NV	225	11,059
Hamon & CIE S.A.	300	7,375
Ion Beam Applications S.A.	3,465	23,350
IRIS	560	21,496
Kinepolis Group NV	1,510	112,197
Lotus Bakeries S.A.	31	15,845
Melexis NV	6,888	84,081
Nyrstar NV	71,799	629,479
Nyrstar NV (VVPR Strip) (a)	23,989	32
Omega Pharma S.A.	6,870	318,162
Option NV	9,790	5,229
RealDolmen NV	737	15,137
Recticel S.A.	5,113	31,641
Resilux NV	55	3,912
Roularta Media Group NV	948	18,528
Sioen Industries NV	1,153	7,651
Sipef S.A.	1,960	152,275
Tessenderlo Chemie NV	10,418	285,546
Tessenderlo Chemie NV (VVPR Strip) (a)	479	116
ThromboGenics NV (a)	9,395	215,094
Van de Velde NV	2,211	100,012

		5,203,357

Canada—11.7%
5N Plus, Inc. (a)	10,495	74,142
Aastra Technologies, Ltd. (a)	3,224	45,769
Aberdeen International, Inc.	9,500	6,035
Absolute Software Corp. (a) (b)	16,254	61,637
Advantage Oil & Gas, Ltd. (a)	84,244	320,273
Aecon Group, Inc. (b)	20,400	147,257
AEterna Zentaris, Inc. (a) (b)	24,729	37,129
AG Growth International, Inc. (b)	3,938	142,018
AGF Management, Ltd.	29,850	435,540
Ainsworth Lumber Co., Ltd. (a)	15,595	26,267
Air Canada (a)	15,459	21,872
Akita Drilling, Ltd.	2,003	18,700
Alacer Gold Corp. (a)	3,138	30,897
Alamos Gold, Inc. (a)	60,790	921,504
Alarmforce Industries, Inc. (a)	2,200	23,821
Alexco Resource Corp. (a) (b)	18,644	128,121
Alexis Minerals Corp. (a)	18,500	1,157

MSF-80

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Algoma Central Corp.	441	$36,269
Algonquin Power & Utilities Corp. (b)	42,604	235,778
Alliance Grain Traders, Inc. (b)	5,148	110,491
AltaGas, Ltd. (b)	36,024	938,912
Alterra Power Corp. (a) (b)	48,314	24,645
Altius Minerals Corp. (a)	9,660	100,226
Amerigo Resources, Ltd.	43,359	27,960
Anderson Energy, Ltd. (a)	46,999	19,451
Andrew Peller, Ltd.	300	2,616
Angle Energy, Inc. (a)	20,638	128,913
Antrim Energy, Inc. (a)	27,087	21,117
Anvil Mining, Ltd.	52,764	389,001
Argonaut Gold, Inc. (a)	23,925	120,431
Armtec Infrastructure, Inc. (b)	7,363	6,661
Arsenal Energy, Inc. (a)	71,551	40,630
Astral Media, Inc.	22,017	690,177
Atlantic Power Corp. (b)	28,762	410,253
Atna Resources, Ltd. (a)	7,193	4,915
Atrium Innovations, Inc.	12,300	155,674
ATS Automation Tooling Systems, Inc. (a)	30,602	181,138
Augusta Resource Corp. (a)	16,090	48,007
Aura Minerals, Inc. (a)	49,179	55,380
AuRico Gold, Inc. (a)	71,000	675,833
Aurizon Mines, Ltd.	65,968	339,681
Avalon Rare Metals, Inc. (a)	28,205	75,195
AvenEx Energy Corp. (b)	4,352	18,933
Avion Gold Corp. (a)	113,400	219,378
Axia NetMedia Corp. (a)	16,400	18,152
Azure Dynamics Corp. (a)	283,510	42,295
B2Gold Corp. (a)	95,043	356,754
Baja Mining Corp. (a)	127,376	95,624
Ballard Power Systems, Inc.	33,449	40,564
Bankers Petroleum, Ltd. (a)	106,542	358,900
Bellatrix Exploration, Ltd. (a)	34,674	112,465
Bengal Energy, Ltd. (a)	9,533	11,469
BioExx Specialty Proteins, Ltd. (a) (b)	41,755	14,468
Bioniche Life Sciences, Inc. (a)	21,600	13,097
BioteQ Environmental Technologies, Inc. (a)	8,975	2,419
Birchcliff Energy, Ltd. (b)	46,465	455,259
Bird Construction, Inc. (b)	11,310	107,766
Black Diamond Group, Ltd.	10,412	135,787
BlackPearl Resources, Inc. (a)	115,717	415,423
BMTC Group, Inc.	5,387	118,084
BNK Petroleum, Inc. (a)	4,142	10,206
Bonterra Energy Corp. (b)	4,953	213,422
Boralex, Inc. (a)	9,730	65,179
Brigus Gold Corp. (a) (b)	46,520	57,310
Brookfield Real Estate Services, Inc. (b)	800	9,432
Burcon NutraScience Corp. (a)	6,010	35,863
C&C Energia, Ltd. (a) (b)	363	2,061
CAE, Inc.	7,405	70,059
Calfrac Well Services, Ltd.	12,268	289,166
Calian Technologies, Ltd.	1,200	20,870
Calvalley Petroleums, Inc. (a)	25,510	27,253
Canaccord Capital, Inc. (a)	42,274	388,563
Canada Bread Co., Ltd.	139	5,920
Canadian Energy Services & Technology Corp. (b)	13,059	131,973
Canadian Helicopters Group, Inc.	3,968	85,012
Canadian Western Bank (b)	26,587	657,126

Security Description	Shares	Value

Canada—(Continued)
Canadian Zinc Corp. (a)	38,500	$22,233
Canam Group, Inc.	13,613	50,443
Canfor Corp. (a)	48,900	492,295
Canfor Pulp Products, Inc.	11,000	131,809
Cangene Corp. (a)	11,169	15,802
Canyon Services Group, Inc. (b)	18,800	164,296
Capstone Infrastructure Corp. (b)	18,862	114,915
Capstone Mining Corp. (a)	109,463	254,957
Cardero Resources Corp. (a)	17,277	15,963
Cardiome Pharma Corp. (a) (b)	26,900	92,687
Carpathian Gold, Inc. (a)	84,878	43,297
Cascades, Inc.	24,558	92,181
Catalyst Paper Corp. (a)	72,799	6,656
Cathedral Energy Services, Ltd. (b)	11,042	70,142
CCL Industries, Inc.	11,519	309,649
CE Franklin, Ltd. (a)	1,700	13,908
Celestica, Inc.	88,081	645,136
Celtic Exploration, Ltd.	33,000	716,853
Cequence Energy, Ltd. (a)	34,816	113,261
China Gold International Resources Corp., Ltd. (a)	72,399	199,986
Chinook Energy, Inc. (a)	12,817	18,997
Chorus Aviation, Inc.	1,500	5,544
CIC Energy Corp. (a)	15,763	20,936
Cineplex, Inc. (b)	27,267	690,204
Clairvest Group, Inc.	200	3,080
Clarke, Inc.	1,730	7,842
Claude Resources, Inc. (a)	41,462	75,821
Cline Mining Corp. (a) (b)	45,858	49,874
CML HealthCare, Inc. (b)	37,329	337,721
Coastal Contacts, Inc. (a)	22,185	62,776
Cogeco Cable, Inc.	9,171	421,478
Cogeco, Inc.	1,308	55,392
Colabor Group, Inc. (b)	5,569	50,169
Colossus Minerals, Inc. (a)	28,508	153,378
COM DEV International, Ltd. (a) (b)	18,581	28,971
Compton Petroleum Corp. (a)	347	2,071
Computer Modelling Group, Ltd.	11,260	144,245
Connacher Oil & Gas, Ltd. (a)	149,256	46,687
Constellation Software, Inc.	2,422	166,673
Contrans Group, Inc.	6,964	45,243
Copper Mountain Mining Corp. (a)	28,166	112,230
Corby Distilleries, Ltd.	4,241	65,717
Coro Mining Corp. (a)	8,346	1,928
Corridor Resources, Inc. (a) (b)	17,685	37,447
Corus Entertainment, Inc. (a)	30,900	587,368
Corvus Gold, Inc. (a)	3,599	1,801
Cott Corp. (a)	38,895	269,158
Crew Energy, Inc.	36,010	321,629
Crocodile Gold Corp. (a)	76,183	43,261
Crocotta Energy, Inc. (a)	12,037	26,298
Crosshair Exploration & Mining Corp. (a)	12,100	4,891
Crystallex International Corp.	98,450	11,844
Davis & Henderson Income Corp.	26,388	422,868
Daylight Energy, Ltd. (b)	94,037	479,688
Delphi Energy Corp. (a)	33,353	48,152
Denison Mines Corp. (a)	122,440	131,985
DirectCash Payments, Inc. (b)	2,474	47,004
Dollarama, Inc. (a) (b)	27,484	960,221
Dorel Industries, Inc.	11,900	255,409

MSF-81

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Canada—(Continued)
DragonWave, Inc. (a)	5,252	$17,338
Duluth Metals, Ltd. (a)	27,162	60,389
Dundee Capital Markets, Inc. (a) (b)	25,486	19,133
Dundee Precious Metals, Inc. (a)	42,380	333,248
Dynasty Metals & Mining, Inc. (a)	8,618	17,418
E-L Financial Corp., Ltd.	35	13,520
Eastern Platinum, Ltd. (a)	420,034	282,987
Eastmain Resources, Inc. (a)	24,625	26,071
easyhome, Ltd.	2,000	13,763
Eco Oro Minerals Corp. (a)	16,900	30,091
EGI Financial Holdings, Inc.	900	6,375
Electrovaya, Inc. (a) (b)	11,336	9,274
Enbridge Income Fund Holdings, Inc. (b)	8,688	153,859
Endeavour Mining Corp. (a)	35,526	68,385
Endeavour Silver Corp.	24,040	218,419
Enerflex, Ltd. (a)	10,930	92,048
Enghouse Systems, Ltd.	3,109	27,679
Ensign Energy Services, Inc. (b)	8,770	116,061
Entree Gold, Inc.	15,350	21,274
Epsilon Energy, Ltd. (a)	16,318	38,635
Equal Energy, Ltd. (a)	3,393	14,891
Equitable Group, Inc.	5,801	122,106
Essential Energy Services, Ltd. (a)	22,181	32,663
European Goldfields, Ltd. (a)	46,450	371,511
Evertz Technologies, Ltd.	14,549	177,137
Excellon Resources, Inc. (a)	69,422	44,767
Exchange Income Corp.	2,275	41,646
Exco Technologies, Ltd.	4,600	14,787
Exeter Resource Corp. (a)	11,335	41,893
EXFO, Inc. (a)	11,143	70,783
Fairborne Energy, Ltd.	32,859	88,552
Fibrek, Inc. (a)	4,460	3,391
Fiera Sceptre, Inc.	1,403	8,561
Firm Capital Mortgage Investment Corp.	2,107	25,369
First Capital Realty, Inc. (b)	18,857	308,536
First Majestic Silver Corp. (a)	41,797	643,247
First National Financial Corp.	1,528	23,736
First Nickel, Inc. (a)	62,217	6,886
First Uranium Corp. (a)	51,906	10,991
FirstService Corp. (a)	10,800	281,798
Flint Energy Services, Ltd. (a)	9,040	86,572
Formation Metals, Inc. (a) (b)	10,328	5,765
Forsys Metals Corp. (a)	25,356	13,910
Fortress Paper, Ltd. (a)	2,769	89,040
Fortuna Silver Mines, Inc. (a)	36,282	181,585
Fortune Minerals, Ltd. (a) (b)	11,100	8,760
Galleon Energy, Inc.	30,624	71,034
Gamehost, Inc.	1,215	12,571
Garda World Security Corp. (a) (b)	8,200	56,824
Genesis Land Development Corp. (a)	17,608	54,570
Genivar, Inc. (b)	10,454	213,809
Gennum Corp.	10,110	62,762
Genworth MI Canada, Inc.	9,999	194,687
Geomark Exploration, Ltd.	3,200	2,464
Glacier Media, Inc. (a)	9,600	18,756
Glentel, Inc.	6,330	105,094
GLG Life Tech Corp. (a)	3,198	11,081
Gluskin Sheff & Associates, Inc. (b)	4,778	76,384
GLV, Inc. (a) (b)	11,135	48,012

Security Description	Shares	Value

Canada—(Continued)
GMP Capital, Inc.	40,036	$280,136
Golden Star Resources, Ltd. (b)	97,170	184,240
Gran Tierra Energy, Inc. (a)	92,328	441,646
Grande Cache Coal Corp. (a)	41,900	167,761
Great Basin Gold, Ltd. (a)	185,850	316,607
Great Canadian Gaming Corp. (a)	21,500	158,508
Great Panther Silver, Ltd. (a) (b)	49,900	126,311
Groupe Aeroplan, Inc. (b)	75,179	863,220
Guyana Goldfields, Inc. (a)	19,255	145,663
Hanfeng Evergreen, Inc. (a) (b)	12,100	24,456
Harry Winston Diamond Corp.	25,544	262,078
Helix Biopharma Corp. (a)	100	192
Hemisphere GPS, Inc. (a)	12,375	8,933
Heroux-Devtek, Inc. (a)	15,800	114,204
High Liner Foods, Inc.	600	8,373
High River Gold Mines, Ltd. (a)	100,844	128,117
Home Capital Group, Inc.	13,384	561,638
Horizon North Logistics, Inc.	29,801	112,722
HudBay Minerals, Inc. (b)	1,278	12,017
IBI Group, Inc.	2,926	34,047
Imax Corp. (a)	25,958	379,501
Imperial Metals Corp. (a)	8,463	156,065
Imris, Inc. (a)	9,126	35,749
Indigo Books & Music, Inc.	1,586	11,387
Innergex Renewable Energy, Inc. (b)	28,588	257,264
Inter-Citic Minerals, Inc. (a) (b)	23,292	17,486
International Forest Products, Ltd.	12,660	48,617
International Tower Hill Mines, Ltd. (a)	21,604	110,827
Intertape Polymer Group, Inc. (a)	12,646	24,586
Ivanhoe Energy, Inc. (a) (b)	110,904	120,617
Ivernia, Inc. (a)	71,989	5,543
Jaguar Mining, Inc. (a) (b)	26,908	126,900
Just Energy Group, Inc. (b)	66,291	639,303
K-Bro Linen, Inc.	1,400	24,968
KAB Distribution, Inc. (a) (c)	3,622	0
Keegan Resources, Inc. (a) (b)	23,027	117,019
Keyera Corp. (b)	15,274	667,411
Killam Properties, Inc. (b)	14,357	147,854
Kingsway Financial Services, Inc.	35,061	24,971
Kirkland Lake Gold, Inc. (a)	18,730	306,278
La Mancha Resources, Inc. (a)	45,390	97,857
Labopharm, Inc. (a)	11,030	2,972
Labrador Iron Mines Holdings, Ltd. (a)	13,799	76,897
Lake Shore Gold Corp. (a) (b)	179,156	274,166
Laramide Resources (a)	17,031	12,458
Laurentian Bank of Canada (b)	15,700	676,807
Le Chateau, Inc.	2,899	10,603
Legacy Oil & Gas, Inc. (a)	49,237	383,850
Leisureworld Senior Care Corp.	6,900	69,066
Leon’s Furniture, Ltd.	13,469	154,783
Linamar Corp.	23,100	303,702
Liquor Stores N.A., Ltd.	514	6,936
MacDonald Dettwiler & Associates, Ltd. (a) (b)	17,700	808,169
MAG Silver Corp. (a)	13,742	108,455
Mainstreet Equity Corp. (a)	600	9,904
Major Drilling Group International, Inc.	34,700	345,330
Manitoba Telecom Services, Inc.	8,354	260,671
Maple Leaf Foods, Inc.	46,770	512,264
March Networks Corp. (a)	400	2,198

MSF-82

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Martinrea International, Inc. (a)	32,056	$205,788
Maxim Power Corp. (a)	2,800	5,713
MEGA Brands, Inc. (a)	7,658	63,755
Mega Uranium, Ltd. (a)	53,800	12,168
Melcor Developments, Ltd.	600	6,497
Mercator Minerals, Ltd. (a) (b)	44,710	60,244
MGM Energy Corp. (a)	6,492	1,468
Midway Energy, Ltd. (a)	21,497	64,139
Migao Corp. (a) (b)	14,085	40,398
Minco Silver Corp. (a)	10,913	26,784
Minefinders Corp. (a)	34,019	473,778
Minera Andes, Inc. (a)	58,834	105,324
Miranda Technologies, Inc. (a)	11,073	71,085
Mood Media Corp. (a)	13,232	35,914
Morneau Shepell, Inc. (b)	15,089	138,691
Mosaid Technologies, Inc.	4,790	174,266
Mullen Group, Ltd. (b)	37,181	672,765
NAL Energy Corp. (b)	61,688	457,168
Nautilus Minerals, Inc. (a) (b)	52,914	124,264
Neo Material Technologies, Inc. (a)	50,900	312,552
Nevada Copper Corp. (a)	10,550	37,976
Newalta Corp.	21,158	236,017
NGEx Resources, Inc. (a)	50,496	130,250
Norbord, Inc. (a)	9,529	72,362
Nordion, Inc. (a)	51,425	458,321
North American Energy Partners, Inc. (a)	10,529	61,917
North American Palladium, Ltd.	40,651	104,855
Northern Dynasty Minerals, Ltd. (a)	27,464	148,290
Northgate Minerals Corp.	129,330	438,154
Northland Power, Inc. (b)	31,704	489,139
Northland Resources S.A. (a) (b)	49,466	67,129
Noveko International, Inc. (a)	8,600	3,187
NuVista Energy, Ltd. (a)	35,517	195,532
OceanaGold Corp. (a)	104,471	239,308
Oncolytics Biotech, Inc. (a)	27,072	95,364
Open Range Energy Corp. (a)	19,844	168,072
OPTI Canada, Inc.	110,322	10,087
Oromin Explorations, Ltd. (a)	30,600	25,623
Orvana Minerals Corp. (a)	16,462	24,241
Pace Oil & Gas, Ltd. (a)	10,104	43,956
Pacific Northern Gas, Ltd.	270	7,177
Paladin Labs, Inc. (a)	4,798	171,232
Paramount Resources, Ltd. (b)	18,547	550,341
Parkland Fuel Corp. (b)	16,430	141,687
Pason Systems, Inc.	28,216	361,730
Patheon, Inc. (a)	5,086	7,000
Peregrine Diamonds, Ltd. (a)	15,201	16,679
Perpetual Energy, Inc. (b)	50,316	95,886
Petaquilla Minerals, Ltd. (a)	51,667	33,318
PetroBakken Energy, Ltd. (b)	34,295	222,802
Petrobank Energy & Resources, Ltd. (a)	47,773	291,972
Phoscan Chemical Corp. (a)	51,767	17,937
PHX Energy Services Corp.	7,450	67,473
Pilot Gold, Inc. (a)	11,266	13,012
Platinum Group Metals, Ltd.	32,084	34,894
Platmin, Ltd. (a)	59,150	25,618
Points International, Ltd. (a)	2,200	21,598
Polaris Minerals Corp. (a)	1,800	866
PolyMet Mining Corp. (a) (b)	25,570	31,747

Security Description	Shares	Value

Canada—(Continued)
Precision Drilling Corp. (a)	79,845	$670,882
Premium Brands Holdings Corp.	4,050	59,912
Primero Mining Corp. (a)	7,301	19,886
Prometic Life Sciences, Inc. (a)	77,000	9,264
Provident Energy, Ltd.	113,930	940,827
Pulse Seismic, Inc. (a)	17,420	32,359
QLT, Inc. (a)	25,500	187,507
Quebecor, Inc.	18,680	596,897
Queenston Mining, Inc. (a)	20,802	96,102
Questerre Energy Corp. (a)	70,069	48,556
Ram Power Corp. (a)	31,332	8,142
Redknee Solutions, Inc. (a)	16,690	17,349
Reitmans Canada, Ltd.	1,800	26,870
Reitmans Canada, Ltd. (Class A)	19,830	290,102
Resverlogix Corp. (a)	12,830	14,201
Richelieu Hardware, Ltd.	6,330	151,274
Richmont Mines, Inc. (a)	6,939	73,931
Ritchie Bros. Auctioneers, Inc. (b)	40,201	822,592
RMP Energy, Inc. (a)	28,141	46,044
Rock Energy, Inc. (a)	6,887	15,908
Rocky Mountain Dealerships, Inc.	3,799	32,396
Rogers Sugar, Inc. (b)	29,407	144,346
RONA, Inc. (a)	56,652	551,253
Rubicon Minerals Corp.	49,480	173,823
RuggedCom, Inc. (a)	3,609	47,587
Russel Metals, Inc. (b)	24,670	494,587
Sabina Gold & Silver Corp. (a)	45,006	127,351
San Gold Corp. (a)	83,587	175,380
Sandvine Corp.	67,900	98,680
Savanna Energy Services Corp.	40,539	286,387
Scorpio Mining Corp. (a) (b)	66,900	109,461
Seabridge Gold, Inc. (a)	9,584	219,906
Sears Canada, Inc.	15,888	216,224
Secure Energy Services, Inc. (a)	5,568	37,781
SEMAFO, Inc. (a)	116,582	970,582
ShawCor, Ltd. (b)	25,440	595,722
Sherritt International Corp. (b)	122,759	515,139
Shore Gold, Inc.	82,170	41,915
Sierra Wireless, Inc. (a)	9,048	62,787
Silver Standard Resources, Inc. (a)	36,910	684,558
Silvercorp Metals, Inc. (b)	75,840	605,114
Softchoice Corp. (a) (b)	920	7,349
Sonde Resources Corp. (a)	13,061	30,295
Southern Pacific Resource Corp. (a)	124,076	143,302
SouthGobi Energy Resources, Ltd. (a)	65,809	421,203
Sprott Resource Corp. (a)	29,263	112,658
Sprott Resource Lending Corp. (a)	49,651	65,946
Sprott, Inc.	31,602	197,703
St. Andrew Goldfields, Ltd. (a)	50,850	24,471
Stantec, Inc. (a)	19,208	431,672
Stella-Jones, Inc. (b)	2,533	88,740
Stornoway Diamond Corp. (a) (b)	33,687	51,876
Strateco Resources, Inc. (a)	32,150	13,770
Student Transportation, Inc. (b)	10,265	58,685
Sulliden Gold Corp, Ltd. (a)	68,700	116,373
SunOpta, Inc. (a)	20,285	99,765
Superior Plus Corp. (b)	43,805	317,049
Tanzanian Royalty Exploration Corp. (b)	27,505	101,919
Taseko Mines, Ltd.	76,100	194,828

MSF-83

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Tembec, Inc. (a)	33,187	$76,659
Terra Energy Corp.	18,547	11,782
Tethys Petroleum, Ltd. (a)	86,990	46,049
The Brick, Ltd. (a)	7,603	17,928
The Cash Store Financial Services, Inc.	3,705	31,665
The Churchill Corp. (a)	7,857	98,988
The Descartes Systems Group, Inc. (a)	27,487	171,959
The Jean Coutu Group PJC, Inc.	48,905	570,951
The North West Co., Inc. (b)	16,351	297,277
Theratechnologies, Inc. (a) (b)	14,824	44,515
Thompson Creek Metals Co., Inc. (a) (b)	76,939	470,224
Timminco, Ltd. (a)	16,700	3,054
TMX Group, Inc.	27,621	1,088,358
Torex Gold Resources, Inc. (a)	108,274	135,473
Toromont Industries, Ltd. (b)	14,536	228,183
Torstar Corp.	24,979	190,889
Total Energy Services, Inc.	12,217	142,159
Tourmaline Oil Corp. (a)	1,755	52,045
Transcontinental, Inc. (b)	29,360	308,577
TransForce, Inc. (b)	30,893	307,741
TransGlobe Energy Corp. (a)	20,465	166,241
Transition Therapeutics, Inc.	800	1,455
Trilogy Energy Corp. (b)	23,117	600,731
Trinidad Drilling, Ltd. (b)	59,328	345,461
TSO3, Inc. (a) (b)	17,113	22,894
Twin Butte Energy, Ltd. (a)	55,144	84,919
UEX Corp. (a)	89,800	50,129
Uni-Select, Inc.	4,948	124,772
Ur-Energy, Inc. (a) (b)	19,846	18,146
Valener, Inc.	3,017	41,872
Vecima Networks, Inc. (a)	2,500	7,218
Veresen, inc.	57,535	816,233
Vero Energy, Inc. (a)	16,093	37,019
Vicwest, Inc.	1,200	11,353
Virginia Mines, Inc. (a)	8,108	65,785
Wajax Corp.	5,200	159,654
WaterFurnace Renewable Energy, Inc.	2,883	51,389
Wesdome Gold Mines, Ltd.	21,507	53,198
West Fraser Timber Co., Ltd.	12,111	464,508
Westaim Corp. (a)	35,191	15,580
Western Forest Products, Inc. (a)	56,100	35,096
Westfire Energy, Ltd. (a)	11,354	46,006
Westport Innovations, Inc. (a) (b)	14,679	429,350
Wi-Lan, Inc.	47,424	279,797
Winpak, Ltd.	5,634	62,088
Winstar Resources, Ltd. (a)	8,078	19,826
Xtreme Coil Drilling Corp. (a)	5,600	16,115
Yellow Media, Inc. (b)	96,680	14,423
YM Biosciences, Inc. (a)	31,197	57,950
Yukon-Nevada Gold Corp. (a)	124,537	34,161
Zargon Oil & Gas, Ltd. (b)	8,221	100,171
Zarlink Semiconductor, Inc. (a)	26,970	102,792
ZCLComposites, Inc.	11,681	34,852

		67,851,774

Denmark—1.0%
ALK-Abello A/S	2,385	137,332
Alm Brand A/S (a)	33,600	42,957
Amagerbanken A/S (c)	178,000	0

Security Description	Shares	Value

Denmark—(Continued)
Ambu A/S	761	$19,020
Auriga Industries (b)	9,580	127,647
Bang & Olufsen A/S	16,200	177,565
Bavarian Nordic A/S (a) (b)	6,802	48,877
BoConcept Holding A/S	228	4,104
D/S Norden	10,196	281,445
Dalhoff, Larsen & Horneman A/S	4,113	6,457
DFDS A/S	406	27,794
East Asiatic Co., Ltd. A/S (b)	5,007	102,213
Fionia Bank A/S (c)	6,891	0
Genmab A/S (a)	11,064	64,560
GN Store Nord	144,283	890,609
Harboes Bryggeri A/S	1,454	22,455
IC Companys A/S (b)	5,141	125,716
Jeudan A/S	201	13,418
Jyske Bank A/S (a)	3,932	117,064
NeuroSearch A/S (b)	7,879	31,466
Newcap Holding A/S (a)	34,252	3,092
NKT Holding A/S (b)	10,806	390,714
Nordjyske Bank A/S	185	2,550
North Media A/S (b)	3,568	19,356
Parken Sport & Entertainment A/S	1,676	24,275
PER Aarsleff A/S	779	52,736
Ringkjoebing Landbobank A/S	1,793	179,558
Rockwool International A/S	1,047	92,776
Royal UNIBREW A/S	3,773	192,783
Satair A/S	1,494	156,538
Schouw & Co.	7,336	136,568
SimCorp A/S	1,887	270,823
Sjaelso Gruppen	9,226	2,469
Solar Holdings A/S	1,841	70,736
Spar Nord Bank A/S	7,016	43,949
Sydbank A/S	35,963	637,919
Thrane & Thrane A/S	1,549	57,666
TK Development (a)	17,673	45,968
Topdanmark A/S (a)	6,902	1,083,747
TopoTarget A/S	49,340	17,300
Torm A/S	9,596	13,074
United International Enterprises, Ltd.	15	1,640
Vestjysk Bank A/S	3,300	18,998

		5,755,934

Finland—2.2%
Ahlstrom Oyj	9,086	151,593
Aktia Oyj	273	1,984
Alma Media Oyj (b)	25,883	210,614
Amer Sports Oyj	48,696	615,938
Aspo Oyj	7,028	61,458
Atria plc	4,347	31,239
BasWare Oyj	2,480	58,336
Biotie Therapies Oyj (a)	65,545	39,222
Cargotec Corp.	13,403	325,072
Citycon Oyj	54,821	187,990
Comptel plc	30,187	25,101
Cramo Oyj	9,503	80,572
Elektrobit Corp.	43,163	27,121
Elisa Oyj	55,046	1,128,396
F-Secure Oyj (b)	42,089	110,039
Finnair Oyj	29,900	117,989

MSF-84

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Finland—(Continued)
Finnlines Oyj	9,624	$99,469
Fiskars Oyj	17,245	325,928
Glaston Ojy ABP	2,749	2,368
HKScan Oyj	10,632	65,471
Huhtamaki Oyj	38,136	400,286
Ilkka-Yhtyma Oyj	2,976	25,504
Kemira Oyj (b)	48,797	535,591
Kesko Oyj (b)	6,450	198,990
Konecranes Oyj (b)	21,184	426,952
Lassila & Tikanoja Oyj	11,032	156,827
Lemminkainen Oyj	3,296	89,029
M-real Oyj (b)	76,218	156,784
Neste Oil Oyj	24,557	213,295
Okmetic Oyj	3,720	23,101
Olvi Oyj	6,840	139,408
Oriola-KD Oyj	24,180	54,255
Orion Oyj (Series A)	17,905	364,301
Orion Oyj (Series B)	42,792	864,706
Outokumpu Oyj (b)	57,732	379,759
Outotec Oyj	15,564	555,583
PKC Group Oyj	12,102	167,045
Pohjola Bank plc	71,892	758,484
Ponsse Oyj	1,419	13,505
Poyry Oyj (b)	13,003	102,283
Raisio plc	52,154	167,132
Ramirent Oyj	63,927	392,343
Rapala VMC Oyj	7,700	55,676
Rautaruukki Oyj (b)	35,804	360,515
Ruukki Group Oyj	95,130	125,073
Sanoma Oyj (b)	33,916	400,181
Sieve Capital plc	10,528	29,475
SRV Group plc	30	178
Stockmann Oyj Abp	14,819	249,471
Technopolis plc	8,883	37,704
Tecnomen Oyj (a)	33,483	15,738
Teleste Oyj	772	2,781
Tietoenator Oyj	34,646	438,643
Tikkurila Oyj (a)	8,454	144,135
Uponor Oyj	19,479	160,722
Vacon plc	2,739	127,919
Vaisala Oyj	3,399	78,263
YIT Oyj (b)	45,663	688,040

		12,765,577

France—3.4%
ABC Arbitrage	4,518	37,768
Akka Technologies S.A.	416	9,057
Altamir Amboise (a)	6,172	54,080
Alten, Ltd. (a)	7,785	210,640
Altran Technologies S.A. (a) (b)	53,165	236,494
April Group	4,878	74,906
Archos S.A. (a)	4,369	36,983
Arkema S.A.	12,280	715,888
Artprice.com (a)	141	4,358
Assystem	8,352	139,262
Atari S.A. (a)	10,079	20,388
Atos Origin S.A.	21,012	912,220
Audika S.A. (a)	2,159	46,300
Aurea S.A.	1,221	9,798

Security Description	Shares	Value

France—(Continued)
Avenir Telecom S.A.	19,084	$15,945
Axway Software S.A. (a)	2,040	43,011
Beneteau S.A. (b)	19,920	283,653
Bigben Interactive S.A. (a)	592	6,552
Boiron S.A.	3,442	94,213
Bonduelle S.C.A.	1,516	132,044
Bongrain S.A.	1,313	83,879
Bourbon S.A. (b)	20,821	474,596
Boursorama (a)	4,963	42,681
Bull S.A. (a)	33,949	145,871
Canal Plus	27,664	163,360
Catering International Services	10	947
Cegedim S.A.	1,169	35,836
Cegid S.A.	1,784	37,320
CFAO S.A.	1,463	52,665
Ciments Francais S.A.	2,486	206,957
Club Mediterranee (a) (b)	9,869	170,624
Compagnie des Alpes S.A.	243	6,083
Delachaux S.A.	2,509	276,219
Derichebourg S.A. (a)	37,828	137,352
Devoteam S.A. (b)	2,782	46,780
DNXcorp S.A.	277	5,983
Electricite de Strasbourg	88	11,350
Entrepose Contracting	219	24,617
Esso S.A. Francaise (b)	413	38,229
Etablissements Maurel et Prom (b)	36,660	600,637
Etam Developpement S.A.	51	982
Euler Hermes S.A.	7,817	473,973
Euro Disney S.C.A. (a) (b)	12,177	75,692
Eurofins Scientific S.A. (a)	1,253	95,129
Exel Industries	601	29,760
Faiveley Transport	1,337	80,575
Faurecia (a) (b)	10,932	234,071
Fimalac S.A.	3,854	142,526
Fleury Michon S.A.	141	4,548
GameLoft S.A. (a)	15,217	74,259
Gemalto NV (a) (b)	17,506	837,784
GFI Informatique (b)	16,840	65,315
GL Events	2,909	78,554
Groupe Crit	864	16,272
Groupe Flo S.A.	2,367	14,733
Groupe Partouche S.A. (a)	10,431	24,435
Groupe Steria S.C.A.	13,625	229,467
Guerbet S.A.	663	55,151
Guyenne et Gascogne S.A.	1,270	135,374
Haulotte Group S.A.	4,253	36,243
Havas S.A.	117,044	428,251
Hi-Media S.A.	9,011	29,290
IMS-International Metal Service	4,872	60,869
Ingenico S.A. (b)	15,258	575,337
Inter Parfums S.A.	338	9,360
Ipsen S.A.	7,280	219,949
IPSOS S.A. (b)	10,750	348,511
Kaufman & Broad S.A.	1,903	34,745
Korian S.A.	2,500	48,794
Lanson-BCC	13	882
Laurent-Perrier	1,245	124,822
LDC S.A.	10	912
Lectra S.A.	6,736	44,685

MSF-85

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

France—(Continued)
LISI	1,924	$131,960
LVL Medical Groupe S.A. (a)	2,552	43,821
Maisons France Confort	490	15,028
Manitou BF S.A.	5,576	88,430
Manutan International	64	3,621
Marseill Tunnel Prado-Carena	219	6,900
Medica S.A. (a)	3,555	63,280
Mersen	7,255	288,817
METabolic EXplorer S.A. (a)	2,657	13,929
Metropole Television S.A.	19,537	318,953
Montupet S.A.	1,214	6,544
Naturex	592	39,312
Neopost S.A. (b)	13,418	989,854
Nexans S.A.	10,452	609,471
Nexity (b)	10,384	288,338
NextRadioTV	64	924
NicOx S.A. (a)	7,357	10,424
Norbert Dentressangle	2,416	186,525
NRJ Groupe	13,004	122,979
Oeneo	8,569	19,850
Orpea (a) (b)	8,307	338,105
PagesJaunes Groupe (b)	55,218	218,131
Parrot S.A. (a)	1,992	40,938
Pierre & Vacances	2,048	82,133
Plastic Omnium S.A.	5,707	134,929
Rallye S.A. (b)	11,110	320,397
Recylex S.A. (a)	8,124	35,222
Remy Cointreau S.A.	5,795	401,254
Robertet S.A.	14	2,246
Rodriguez Group S.A. (a)	3,525	13,350
Rubis	9,812	496,550
S.O.I.T.E.C. (a) (b)	35,102	188,622
Sa des Ciments Vicat	857	56,035
Saft Groupe S.A. (a)	10,414	281,581
Samse S.A.	107	8,487
Sartorius Stedim Biotech S.A.	732	44,492
Seche Environnement S.A.	555	27,545
Sechilienne-Sidec	5,887	99,581
Sequana (b)	8,601	52,747
Societe Internationale de Plantations d’Heveas S.A.	50	5,116
Société BIC S.A.	3,926	335,332
Somfy S.A.	154	39,013
Sopra Group S.A.	2,040	116,451
Spir Communication (a)	315	10,016
Stallergenes S.A.	148	9,667
Ste Industrielle d’Aviation Latecoere S.A.	996	11,939
STEF-TFE S.A.	642	28,743
Store Electronic System S.A. (a)	404	5,410
Sucriere de Pithiviers-Le-Vieil	2	2,013
Sword Group SE (a)	1,733	29,717
Synergie S.A.	1,585	17,531
Technicolor S.A. (a) (b)	21,813	64,391
Teleperformance	23,774	507,983
Tessi S.A.	251	19,661
TF1 Group (b)	40,770	508,525
Theolia S.A. (a) (b)	26,562	33,316
Total Gabon (a)	81	31,049
Touax S.A.	68	2,009
Toupargel Groupe S.A.	211	3,049

Security Description	Shares	Value

France—(Continued)
Transgene S.A. (a) (b)	1,217	$13,335
Trigano S.A.	2,887	53,020
Ubisoft Entertainment S.A. (a)	14,584	78,959
Union Financiere de France BQE S.A.	1,243	36,699
Viel et Compagnie	3,978	14,082
Vilmorin & Cie (b)	2,448	240,004
Virbac S.A.	1,449	235,762
VM Materiaux S.A.	235	9,633
Vranken-Pommery Monopole Group	719	26,069
Zodiac S.A.	13,382	1,034,911

		19,891,506

Germany—4.5%
Aareal Bank AG	20,175	313,323
ADVA AG Optical Networking (a)	11,190	49,925
Advanced Inflight Alliance AG	318	1,478
Air Berlin plc (a)	12,317	44,837
Aixtron SE (b)	2,281	33,316
Allgeier Holding AG	598	8,620
Amadeus Fire AG	787	27,156
Asian Bamboo AG (b)	2,544	40,256
Augusta Technologie AG	3,157	64,805
Aurubis AG	15,701	798,646
Baader Bank AG	2,098	6,019
Balda AG	14,888	115,681
Bauer AG (b)	4,231	96,738
BayWa AG	5,997	232,145
Bechtle AG	3,618	120,906
Bertrandt AG (b)	1,901	90,385
Bilfinger Berger AG	19,674	1,470,345
Biotest AG	1,525	83,410
Borussia Dortmund GmbH & Co. KGaA (a)	34,018	93,321
Carl Zeiss Meditec AG	16,046	284,462
CAT Oil AG	3,768	20,185
Celesio AG	13,699	181,524
CENIT AG	2,149	14,401
Centrosolar Group AG (a)	5,918	14,368
CENTROTEC Sustainable AG (a)	2,445	44,110
Centrotherm Photovoltaics AG (a)	4,878	101,314
Cewe Color Holding AG	2,667	100,860
Colonia Real Estate AG	2,294	12,225
Comdirect Bank AG	15,966	157,469
Compugroup Holding AG	4,405	52,741
Conergy AG (a) (b)	19,757	7,680
Constantin Medien AG (a)	18,229	35,897
CropEnergies AG (a)	6,174	41,403
CTS Eventim AG	9,430	281,881
Curanum AG	16,635	44,999
DAB Bank AG	8,986	37,289
Delticom AG	1,241	107,909
Deutsche Beteiligungs AG (b)	2,815	56,201
Deutsche Wohnen AG	29,569	395,679
Deutz AG (a)	20,689	114,253
Dialog Semiconductor plc (a)	17,047	290,412
Douglas Holding AG (b)	14,452	573,255
Dr. Hoenle AG	1,026	12,926
Drillisch AG	18,006	175,244
Duerr AG	2,380	77,099
Elmos Semiconductor AG	2,365	21,194

MSF-86

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Germany—(Continued)
ElringKlinger AG (b)	14,732	$342,699
Euromicron AG	790	20,311
Evotec AG (a)	59,728	180,507
Fielmann AG (b)	2,495	251,483
Freenet AG (b)	48,793	575,047
Fuchs Petrolub AG	3,762	150,228
GAGFAH S.A. (b)	36,892	225,171
Gerresheimer AG	14,057	584,436
Gerry Weber International AG	8,828	252,597
Gesco AG	862	67,507
GFK SE	7,350	274,006
GFT Technologies AG	3,908	15,873
Gigaset AG	13,327	44,718
Gildemeister AG (b)	21,394	271,877
Grammer AG	3,919	64,871
Grenkeleasing AG	2,371	116,166
H&R WASAG AG	3,587	70,905
Hamburger Hafen und Logistik AG (b)	6,901	192,176
Hawesko Holding AG	570	25,683
Heidelberger Druckmaschinen AG (b)	94,257	194,576
Highlight Communications AG	5,349	23,257
Homag Group AG	1,958	25,346
Indus Holding AG	7,697	192,030
Init Innovation In Traffic Systems AG	1,088	24,229
Interseroh SE	906	60,519
Intershop Communications AG (a)	7,747	26,005
Isra Vision AG	633	13,712
IVG Immobilen AG (b)	31,312	108,465
Jenoptik AG (a)	17,633	109,775
Kloeckner & Co. SE	53,834	659,811
Koenig & Bauer AG	3,756	56,171
Kontron AG	23,269	167,943
Krones AG (b)	6,921	360,487
KSB AG	3	1,963
KUKA AG	9,436	167,125
KWS Saat AG	1,046	194,916
Leifheit AG	69	1,724
Leoni AG	12,899	415,373
Loewe AG	2,442	11,906
LPKF Laser & Electronics AG (b)	2,390	29,788
Manz Automation AG (a) (b)	896	30,012
MasterFlex AG	280	2,091
Medigene AG (a)	13,692	20,836
MLP AG	24,476	156,005
Mobotix AG	312	25,197
Morphosys AG (a)	7,222	185,037
MTU Aero Engines Holding AG (a)	23,767	1,495,786
Muehlbauer Holding AG & Co. KGaA	705	24,227
MVV Energie AG	1,871	59,907
Nemetschek AG (b)	1,294	47,995
Nexus AG (a)	520	4,545
Nordex AG (b)	19,690	97,636
OHB Technology AG (b)	1,495	21,342
Patrizia Immobilien AG (a)	5,971	28,034
Pfeiffer Vacuum Technology AG	2,989	261,348
Pfleiderer AG (a) (b)	22,588	13,223
Phoenix Solar AG (b)	2,336	25,613
PNE Wind AG	21,106	46,297
Praktiker Bau- und Heimwerkermaerkte AG (b)	19,529	83,494

Security Description	Shares	Value

Germany—(Continued)
Progress-Werk Oberkirch AG	386	$17,285
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie (a)	1,929	46,509
PVA TePla AG	3,256	15,578
Q-Cells AG (a) (b)	41,015	31,864
QSC AG (a)	47,186	128,931
R Stahl AG	488	13,416
Rational AG	1,474	329,815
REpower Systems AG	343	65,636
Rheinmetall AG	15,260	718,430
Rhoen Klinikum AG (a)	50,317	1,022,598
Roth & Rau AG (a) (b)	2,170	64,338
Ruecker AG	503	6,358
SAF-Holland S.A. (b)	18,601	90,936
SAG Solarstrom AG (a)	2,077	8,867
Schaltbau Holding AG	450	38,488
SGL Carbon AG (a) (b)	28,680	1,512,365
Silicon Sensor International AG	1,048	13,554
Singulus Technologies	24,807	80,403
Sixt AG	8,292	156,969
SKW Stahl-Metallurgie Holding AG	1,469	25,296
Sky Deutschland AG (a)	122,235	316,505
SMA Solar Technology AG (b)	1,019	53,259
SMT Scharf AG	187	4,771
Solar Millennium AG (a) (b)	4,504	17,809
Solar-Fabrik AG (a)	785	2,283
Solarworld AG (b)	36,593	151,537
Solon SE (a) (b)	2,301	4,169
Stada Arzneimittel AG	27,555	583,263
Stratec Biomedical Systems	3,381	132,738
Sunways AG (a)	4,218	11,457
Suss Microtec AG (a)	4,926	41,534
Symrise AG	41,865	976,475
TAG Immobilien AG (b)	18,239	146,233
Takkt AG	5,888	71,131
Telegate AG	1,805	13,941
Tipp24 SE	1,292	57,021
Tom Tailor Holding AG (a)	3,297	49,979
Tomorrow Focus AG (a)	4,034	18,424
TUI AG	71,950	369,491
United Internet AG (b)	22,686	384,295
Verbio AG (a)	7,352	24,155
Vossloh AG	4,207	415,953
VTG AG	3,066	54,612
Wacker Construction Equipment AG	9,631	109,499
Washtec AG (a)	2,938	37,674
Wincor Nixdorf AG	16,507	745,010
Wirecard AG	23,796	366,574
XING AG (a)	943	68,194
Zhongde Waste Technology AG	349	3,743
zooplus AG (a)	366	21,859

		25,789,523

Greece—0.8%
Aegean Airlines S.A.	598	1,285
Agricultural Bank of Greece (a)	5,186	2,494
Alpha Bank A.E. (a)	113,022	201,520
Anek Lines S.A.	48,385	8,446
Bank of Attica	23,850	12,100

MSF-87

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Greece—(Continued)
Bank of Cyprus plc (a)	292,467	$456,584
Bank of Greece	7,453	176,558
Corinth Pipeworks S.A. (a)	21,939	26,994
Diagnostic & Therapeutic Center of Athens Hygeia S.A.	51,248	18,475
EFG Eurobank Ergasias S.A. (a)	149,872	186,877
Ellaktor S.A.	57,128	111,499
Folli Follie Group	11,825	102,701
Forthnet S.A. (a)	56,130	14,153
Fourlis Holdings S.A.	22,201	86,495
Frigoglass S.A.	16,556	119,676
GEK Terna S.A.	27,694	45,031
Geniki Bank (a)	2,439	939
Hellenic Exchanges S.A. Holding Clearing Settlement & Registry	24,219	95,016
Hellenic Petroleum S.A.	50,348	397,373
Hellenic Telecommunications Organization S.A.	5,466	23,452
Iaso S.A.	9,418	9,317
Intracom Holdings S.A. (a)	38,557	12,860
Intralot S.A.	40,246	46,832
J&P-Avax S.A.	1,011	983
JUMBO S.A.	31,347	163,214
Lambrakis Press S.A.	7,345	1,183
Marfin Investment Group S.A.	274,416	87,564
Marfin Popular Bank plc	245,611	118,217
Metka S.A.	9,569	71,856
Michaniki S.A.	26,207	6,299
Motor Oil Hellas Corinth Refineries S.A.	20,776	170,962
Mytilineos Holdings S.A.	47,910	202,961
Piraeus Bank S.A.	496,110	310,863
Piraeus Port Authority S.A.	4,338	52,363
Proton Bank S.A.	14,856	4,561
Public Power Corp. S.A.	42,185	338,766
S&B Industrial Minerals S.A.	11,161	50,657
Sarantis S.A.	14,104	38,184
Sidenor Steel Products Manufacturing Co. S.A.	7,891	20,258
Teletypos S.A.	3,647	4,267
Terna Energy S.A.	13,757	35,559
The Athens Water Supply & Sewage Co. S.A.	18,230	74,420
Titan Cement Co. S.A.	34,499	467,114
TT Hellenic Postbank S.A.	71,180	73,182
Viohalco	43,862	196,398

		4,646,508

Hong Kong—2.3%
ABC Communications Holdings, Ltd. (a)	54,000	2,017
Alco Holdings, Ltd.	136,000	40,768
Allan International Holdings, Ltd.	70,000	18,458
Allied Group, Ltd.	22,000	57,090
Allied Properties HK, Ltd.	1,774,024	234,056
Amax Holdings, Ltd.	1,102,000	10,901
Apac Resources, Ltd. (a)	2,300,000	76,999
Apollo Solar Energy Technology Holdings, Ltd. (a)	1,202,000	45,385
APT Satellite Holdings, Ltd. (a)	111,000	17,214
Artel Solutions Group Holdings, Ltd. (a)	970,000	18,244
Artini China Co., Ltd. (a)	171,000	3,247
Arts Optical International Holdings	16,000	5,241
Asia Financial Holdings, Ltd.	300,000	111,549

Security Description	Shares	Value

Hong Kong—(Continued)
Asia Satellite Telecommunications Holdings, Ltd.	66,000	$127,181
Asia Standard International Group	206,000	33,689
Associated International Hotels, Inc. (a)	14,000	26,708
Aupu Group Holding Co., Ltd.	246,000	21,369
Automated Systems Holdings, Ltd. (a)	32,000	2,616
Bauhaus International Holdings, Ltd.	60,000	15,826
Bel Global Resources Holdings, Ltd. (a)	520,000	9,486
Bio-Dynamic Group, Ltd. (a)	190,000	15,405
Birmingham International Holdings, Ltd. (a)	1,110,000	21,675
Bonjour Holdings, Ltd.	362,000	50,151
Bossini International Holdings, Ltd.	438,000	35,536
Burwill Holdings, Ltd. (a)	1,294,000	19,588
C Y Foundation Group, Ltd. (a) (c)	1,040,000	15,632
Cafe de Coral Holdings, Ltd.	126,000	297,374
Capital Estate, Ltd. (a)	373,000	11,844
CCT Telecom Holdings, Ltd.	26,000	2,128
Century City International Holdings, Ltd.	616,000	34,630
Century Sunshine Group Holdings, Ltd.	265,000	6,863
Champion Technology Holdings, Ltd.	2,394,274	30,608
Chen Hsong Holdings, Ltd.	110,000	37,016
Cheuk Nang Holdings, Ltd.	70,822	23,976
Chevalier International Holdings, Ltd.	56,000	55,163
Chevalier Pacific Holdings, Ltd.	455,000	10,370
Chigo Holding, Ltd.	916,000	49,933
China Boon Holdings, Ltd. (a)	420,000	14,439
China Digital Licensing Group, Ltd. (a)	440,000	11,081
China Electronics Corp. Holdings Co., Ltd.	352,000	23,021
China Energy Development Holdings, Ltd. (a)	2,272,000	31,311
China Flavors & Fragrances Co., Ltd.	65,110	9,394
China Gamma Group, Ltd. (a)	325,000	7,429
China Infrastructure Investment, Ltd. (a)	626,000	14,646
China Mandarin Holdings, Ltd. (a)	251,200	3,928
China Metal International Holdings, Inc.	300,000	49,458
China Ocean Shipbuilding Industry Group, Ltd. (a)	402,000	6,021
China Oriental Culture Group, Ltd. (a)	220,000	9,795
China Overseas Grand Oceans Group, Ltd.	204,000	126,321
China Pipe Group, Ltd. (a)	1,620,000	6,390
China Public Procurement, Ltd. (a) (c)	644,000	0
China Renji Medical Group, Ltd. (a) (c)	2,356,000	18,160
China Solar Energy Holdings, Ltd. (a)	1,620,000	12,183
China Strategic Holdings, Ltd. (a)	770,000	14,501
China Timber Resources Group, Ltd.	3,700,000	148,076
China Ting Group Holdings, Ltd.	318,550	22,445
China Tycoon Beverage Holdings, Ltd. (a)	272,000	6,537
China WindPower Group, Ltd. (a)	1,800,000	83,598
China Yunnan Tin Minerals Group Co., Ltd.	516,000	2,188
China-Hongkong Photo Products Holdings, Ltd.	284,000	16,268
Chinney Investment, Ltd.	8,000	1,028
Chong Hing Bank, Ltd.	63,000	111,270
Chu Kong Shipping Development Co., Ltd.	252,000	35,788
Chuang’s China Investments, Ltd. (a)	341,000	13,628
Chuangs’s Consortium International, Ltd.	446,357	34,989
Citic 1616 Holdings, Ltd.	460,000	87,035
City Telecom HK, Ltd.	122,000	57,998
CK Life Sciences International Holdings, Inc. (a)	1,478,000	60,243
CNT Group, Ltd. (a)	246,000	10,662
Continental Holdings, Ltd.	780,000	10,896
Cosmos Machinery (a)	126,000	7,176

MSF-88

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Cosway Corp., Ltd.	255,000	$29,288
CP Lotus Corp. (a)	1,750,000	45,080
Cross-Harbour Holdings, Ltd.	86,000	69,762
CSI Properties, Ltd.	3,361,108	71,764
CST Mining Group, Ltd. (a)	8,984,000	109,872
Culture Landmark Investment, Ltd. (a)	1,728,000	19,578
Dah Sing Banking Group, Ltd.	83,200	72,799
Dah Sing Financial Holdings, Ltd.	34,800	94,021
Dan Form Holdings Co., Ltd. (a)	568,000	30,232
DBA Telecommunication Asia Holdings, Ltd (a)	252,000	70,074
Dejin Resources Group Co., Ltd.	1,972,000	18,860
Dickson Concepts International, Ltd.	112,000	53,041
Digitalhongkong.com (a)	4,440	519
DVN Holdings, Ltd.	240,000	8,162
Dynamic Energy Holdings, Ltd. (a)	738,000	59,145
Eagle Nice International Holdings, Ltd.	120,000	16,537
EcoGreen Fine Chemicals Group, Ltd.	56,000	11,684
Emperor Entertainment Hotel, Ltd.	275,000	39,426
Emperor International Holdings, Ltd.	691,250	97,680
Emperor Watch & Jewellery, Ltd.	1,030,000	118,324
ENM Holdings, Ltd. (a)	556,000	17,836
EPI Holdings, Ltd. (a)	522,000	7,095
eSun Holdings, Ltd.	332,000	59,757
EVA Precision Industrial Holdings, Ltd.	448,000	111,363
Fairwood, Ltd.	20,000	24,597
Far East Consortium	600,503	93,744
Fountain Set Holdings, Ltd.	338,000	39,352
Frasers Property China, Ltd. (a)	114,000	2,192
Freeman Financial Corp., Ltd. (a)	625,000	4,863
Fujikon Industrial Holdings, Ltd.	64,000	6,998
G-Resources Group, Ltd. (a)	6,270,000	307,139
Genting Hong Kong, Ltd. (a)	101,229	29,915
Get Nice Holdings, Ltd.	1,546,000	66,658
Giordano International, Ltd.	798,000	521,459
Global Green Tech Group, Ltd.	476,000	5,320
Glorious Sun Enterprises, Ltd.	262,000	82,922
Gold Peak Industries Holding, Ltd.	277,714	24,940
Golden Resources Development International, Ltd.	370,000	16,567
Goldin Financial Holdings, Ltd. (a)	200,000	20,253
Goldin Properties Holdings, Ltd.	286,000	92,681
Good Fellow Resources Holdings, Ltd. (a)	190,000	11,350
Greenheart Group, Ltd.	126,000	8,412
Guangnan Holdings	264,000	31,285
Guojin Resources Holdings, Ltd. (a)	274,000	1,760
Haitong International Securities Group, Ltd.	125,577	34,493
Hang Ten Group Holdings, Ltd.	210,000	39,934
Hannstar Board International Holdings, Ltd.	244,000	35,809
Hans Energy Co., Ltd. (a)	402,000	6,507
Harbour Centre Development, Ltd.	86,000	87,804
Henderson Investment, Ltd.	274,000	17,127
HKR International, Ltd.	348,800	118,832
Hon Kwok Land Investment Co., Ltd.	140,000	42,882
Hong Kong Ferry Holdings	10,000	7,758
Hongkong Chinese, Ltd. (a)	920,000	128,168
Hsin Chong Construction Group, Ltd.	140,000	15,299
Huafeng Group Holdings, Ltd.	460,000	8,450
Hung Hing Printing Group, Ltd.	252,000	59,425
Hutchison Harbour Ring, Ltd.	980,000	77,801

Security Description	Shares	Value

Hong Kong—(Continued)
Hutchison Telecommunications Hong Kong Holdings, Ltd.	672,000	$235,349
Hybrid Kinetic Group, Ltd. (a)	1,286,000	9,611
IDT International, Ltd. (a)	406,000	5,168
Imagi International Holdings, Ltd. (a)	2,139,000	51,908
International Resources Enterprise, Ltd. (a)	142,000	16,144
iOne Holdings, Ltd.	820,000	6,187
IPE Group, Ltd.	170,000	12,230
IT, Ltd.	250,000	155,072
ITC Properties Group, Ltd. (a)	81,000	17,913
Jinchuan Group International Resources Co., Ltd. (a)	461,000	114,411
Jinhui Holdings, Ltd.	110,000	15,857
Jiuzhou Development Co., Ltd.	218,000	13,055
JLF Investment Co., Ltd.	360,000	20,587
K Wah International Holdings, Ltd.	757,000	149,768
Kam Hing International Holdings, Ltd.	196,000	15,229
Kantone Holdings, Ltd.	930,000	6,510
Karl Thomson Holdings, Ltd. (a)	94,000	3,799
Keck Seng Investments, Ltd.	94,000	36,224
Kin Yat Holdings, Ltd.	14,000	3,111
King Stone Energy Group, Ltd. (a)	419,000	62,756
Kingmaker Footwear Holdings, Ltd.	102,000	15,390
Kingston Financial Group, Ltd.	1,639,000	161,332
Kith Holdings, Ltd.	42,000	5,659
Kiu Hung Energy Holdings, Ltd.	960,000	9,801
Ko Yo Ecological Agrotech Group, Ltd.	2,680,000	36,490
Kowloon Development Co., Ltd.	133,000	113,271
KPI Co., Ltd. (a)	182,000	9,933
KTP Holdings, Ltd. (a)	44,000	2,882
Lai Sun Development Co., Ltd. (a)	4,564,000	73,183
Lai Sun Garment International, Ltd. (a)	430,000	29,791
LAM Soon Hong Kong, Ltd.	15,000	12,342
Lee & Man Handbags Holding, Ltd. (a)	190,000	10,419
Lee & Man Holding, Ltd.	190,000	102,028
Lerado Group Holdings Co.	202,000	15,022
Lippo China Resources, Ltd.	2,106,000	50,075
Lippo, Ltd.	122,000	33,613
Lisi Group Holdings, Ltd. (a)	400,000	19,713
Liu Chong Hing Investment, Ltd.	80,000	64,765
Longrun Tea Group Co., Ltd. (a)	260,000	12,107
Luen Thai Holdings, Ltd.	156,000	12,158
Luks Group Vietnam Holdings Co., Ltd.	68,000	15,527
Lung Cheong International Holdings, Ltd. (a)	551,254	16,914
Lung Kee Bermuda Holdings, Ltd.	74,000	36,998
Magnificent Estates, Ltd.	868,000	25,737
Man Yue International Holdings, Ltd.	88,000	13,809
Mascotte Holdings, Ltd. (a)	700,000	37,769
Matrix Holdings, Ltd.	36,000	5,503
Mei Ah Entertainment Group, Ltd.	800,000	14,421
Melco International Development, Ltd. (a)	458,000	292,725
Midland Holdings, Ltd.	306,000	124,663
Ming Fai International Holdings, Ltd.	145,000	14,324
Ming Fung Jewellery Group, Ltd.	1,130,000	68,022
Miramar Hotel & Investment Co., Ltd.	4,000	3,904
Modern Beauty Salon Holdings, Ltd.	56,000	4,258
Mongolia Energy Corp., Ltd. (a)	1,688,000	108,997
Natural Beauty Bio-Technology, Ltd.	240,000	34,252
Neo-Neon Holdings, Ltd.	159,500	24,351

MSF-89

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Net2Gather China Holdings, Ltd.	1,024,000	$9,646
New Century Group Hong Kong, Ltd.	912,000	18,624
New Focus Auto Tech Holdings, Ltd. (a)	8,000	2,036
New Smart Energy Group, Ltd. (a)	625,000	9,314
New Times Energy Corp., Ltd. (a)	4,084,000	33,790
Neway Group Holdings, Ltd.	2,410,000	25,351
Newocean Energy Holdings, Ltd.	262,000	49,980
Next Media, Ltd.	318,000	29,126
Ngai LIK Industrial Holdings, Ltd. (a)	209,800	16,710
Norstar Founders Group, Ltd. (c)	120,000	0
North Asia Resources Holdings, Ltd. (a)	335,000	18,827
Orange Sky Golden Harvest Entertainment Holdings, Ltd.	555,882	20,853
Oriental Watch Holdings	141,600	64,838
Pacific Andes International Holdings, Ltd. (a)	663,549	58,342
Pacific Basin Shipping, Ltd.	918,000	356,477
Pacific Century Premium Development, Ltd.	420,000	54,184
Pacific Textile Holdings, Ltd.	260,000	132,051
Paliburg Holdings, Ltd.	362,000	112,752
Pan Asia Environmental Protection Group, Ltd.	194,000	16,707
Pearl Oriental Innovation, Ltd. (a)	456,000	47,608
Pico Far East Holdings, Ltd.	284,000	43,614
Playmates Holdings, Ltd.	36,000	9,661
PME Group, Ltd. (a)	770,000	19,651
PNG Resources Holdings, Ltd. (a)	1,520,000	26,362
Polytec Asset Holdings, Ltd.	565,000	38,933
Public Financial Holdings, Ltd.	166,000	62,817
PYI Corp., Ltd.	1,250,000	40,078
Regal Hotels International Holdings, Ltd.	454,000	124,326
Richfield Group Holdings, Ltd.	424,000	18,009
Rising Development Holdings (a)	272,000	45,273
Rivera Holdings, Ltd.	20,000	494
Royale Furniture Holdings, Ltd.	117,140	22,960
Samling Global, Ltd.	1,240,000	61,529
Samson Paper Holdings, Ltd.	72,000	2,903
SEA Holdings, Ltd.	94,000	41,071
Shenyin Wanguo HK, Ltd.	95,000	23,477
Shenzhen High-Tech Holdings, Ltd. (a)	120,000	6,389
Shougang Concord Grand Group (a)	206,000	7,241
Shougang Concord Technology Holdings, Ltd. (a)	634,000	25,145
Shui On Construction & Materials, Ltd.	131,876	114,323
Shun Tak Holdings, Ltd.	548,000	193,852
Sing Tao News Corp., Ltd.	276,000	34,313
Singamas Container Holdings, Ltd.	638,000	101,493
Sino Dragon New Energy Holdings, Ltd. (a)	584,000	29,599
Sino Gas Group, Ltd. (a)	450,000	10,421
Sino-Tech International Holdings, Ltd.	2,220,000	21,928
Sinocop Resources Holdings, Ltd. (a)	390,000	35,310
SIS International Holdings	16,000	5,378
SmarTone Telecommunications Holding, Ltd.	197,500	288,690
Solomon Systech International, Ltd.	656,000	12,947
South China China, Ltd.	496,000	32,178
South China Land, Ltd. (a)	480,000	5,704
Success Universe Group, Ltd.	188,000	6,645
Suga International Holdings, Ltd.	26,000	5,240
Sun Hing Vision Group Holdings, Ltd.	42,000	15,647
Sun Hung Kai & Co., Ltd.	379,601	189,294
Sun Innovation Holdings, Ltd.	1,950,000	30,541
Superb Summit International Timber Co., Ltd. (a)	1,555,000	47,090

Security Description	Shares	Value

Hong Kong—(Continued)
Sustainable Forest Holdings, Ltd. (a)	1,162,500	$35,692
SW Kingsway Capital Holdings, Ltd.	894,000	12,140
Symphony Holdings, Ltd.	204,000	9,649
Tack Hsin Holdings, Ltd. (a)	106,000	31,592
Tai Cheung Holdings, Ltd.	250,000	164,997
Talent Property Group, Ltd. (a)	420,000	12,656
Tan Chong International, Ltd.	63,000	14,517
Texwinca Holdings, Ltd.	2,000	2,055
The United Laboratories International Holdings, Ltd.	116,000	87,094
Theme International Holdings, Ltd.	400,000	12,675
Titan Petrochemicals Group, Ltd.	1,000,000	43,907
Tom Group, Ltd. (a)	628,000	42,433
Tongda Group Holdings, Ltd.	1,350,000	33,978
Top Form International, Ltd.	126,000	5,931
Town Health International Investments, Ltd.	176,000	16,277
Tradelink Electronic Commerce, Ltd.	344,000	39,885
Transport International Holdings, Ltd.	106,000	215,498
TSC Offshore Group, Ltd. (a)	133,000	15,529
Tse Sui Luen Jewellery International, Ltd.	40,000	20,419
Tysan Holdings, Ltd.	104,000	18,738
Universal Technologies Holdings, Ltd.	100,000	7,614
Upbest Group, Ltd.	8,000	956
Value Convergence Holdings, Ltd. (a)	80,000	8,158
Value Partners Group, Ltd.	334,000	125,433
Vantage International Holdings, Ltd. (a)	264,000	16,507
Varitronix International, Ltd.	164,000	60,258
Vedan International Holdings, Ltd.	296,000	18,591
Veeko International Holdings, Ltd.	460,000	13,683
Victory City International Holdings	345,780	25,290
Vision Values Holdings, Ltd.	80,000	1,958
Vitasoy International Holdings, Ltd.	380,000	242,378
VST Holdings, Ltd.	364,000	35,094
Wah Nam International Holdings, Ltd. (a)	2,336,770	211,080
Wai Kee Holdings, Ltd. (a)	54,000	8,325
Wang On Group, Ltd.	1,100,000	9,042
Water Oasis Group, Ltd.	164,000	12,544
Win Hanverky Holdings, Ltd.	194,000	14,137
Wing Hing International Holdings, Ltd. (a)	400,000	14,286
Wing On Co. International, Ltd.	46,000	88,148
Wing Tai Properties, Ltd.	280,000	85,681
Winteam Pharmaceutical Group, Ltd.	398,000	55,735
Xingye Copper International Group, Ltd.	114,000	14,287
Yeebo International Holdings	158,000	26,239
YGM Trading, Ltd.	32,000	61,763
Yugang International, Ltd.	1,466,000	7,860

		13,429,922

Ireland—1.1%
Aer Lingus Group plc (a)	42,387	37,711
Allied Irish Banks plc	218,713	11,704
C&C Group plc	200,973	760,654
C&C Group plc (Settlement Shares)	3,081	11,661
DCC plc	50,148	1,262,908
Dragon Oil plc (a)	73,594	552,369
FBD Holdings plc	13,939	121,203
Glanbia plc	9,357	55,826
Glanbia plc (Settlement Shares)	43,888	259,059
Grafton Group plc (b)	110,585	395,159
Greencore Group plc	164,105	141,848
IFG Group plc	42,623	71,334

MSF-90

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Ireland—(Continued)
Independent News & Media plc (a)	24,691	$7,945
Irish Continental Group plc	3,087	59,288
Kingspan Group plc (a)	62,675	525,145
Paddy Power plc	27,063	1,397,890
Smurfit Kappa Group plc	80,404	480,750
United Drug plc	82,617	254,857

		6,407,311

Israel—0.9%
Africa Israel Investments, Ltd.	24,771	71,811
Africa Israel Properties, Ltd.	2,071	15,541
Africa Israel Residences, Ltd.	880	10,446
Airport City, Ltd. (a)	6,046	23,344
AL-ROV Israel, Ltd.	1,035	20,934
Albaad Massuot Yitzhak, Ltd.	23	231
Alon Holdings Blue Square, Ltd.	4,478	25,553
Alvarion, Ltd. (a)	21,791	22,593
Amot Investments, Ltd.	2,247	5,489
AudioCodes, Ltd. (a)	15,440	44,527
Avgol Industries 1953, Ltd.	13,786	10,204
Avner Oil Exploration, L.L.P.	155,288	68,389
Azorim-Investment Development & Construction Co., Ltd.	4,438	5,728
Bayside Land Corp.	146	28,114
Biocell, Ltd. (a)	2,190	12,603
BioLine RX, Ltd. (a)	25,645	7,978
Blue Square Real Estate, Ltd.	374	7,413
Ceragon Networks, Ltd. (a)	5,162	49,697
Clal Biotechnology Industries, Ltd. (a)	7,766	32,219
Clal Industries and Investments, Ltd.	28,708	120,604
Clal Insurance Enterprise Holdings, Ltd.	9,401	134,194
Compugen, Ltd. (USD) (a)	6,352	25,408
Dan Vehicle & Transportation DVT, Ltd.	122	844
Delek Automotive Systems, Ltd.	11,864	85,145
Delek Drilling, L.P.	11,844	29,114
Delta-Galil Industries, Ltd.	1,404	6,752
Direct Insurance Financial Investments, Ltd.	2,601	5,062
DS Apex Holdings, Ltd.	3,587	15,743
El Al Israel Airlines	83,273	15,214
Elbit Imaging, Ltd.	4,496	10,393
Electra Real Estate, Ltd.	1,409	4,076
Electra, Ltd.	423	36,244
Elron Electronic Industries	5,975	22,491
Equital, Ltd. (a)	550	3,817
Evogene, Ltd. (a)	5,924	23,085
EZchip Semiconductor, Ltd. (a)	6,559	211,880
First International Bank of Israel, Ltd.	7,844	79,419
FMS Enterprises Migun, Ltd.	910	15,042
Formula Systems 1985, Ltd.	4,463	54,187
Frutarom Industries, Ltd.	16,158	137,088
Fundtech, Ltd. (a)	965	21,474
Fundtech, Ltd. (USD) (a)	1,698	39,190
Gilat Satellite Networks, Ltd. (a)	9,783	30,378
Given Imaging, Ltd. (a)	5,229	81,117
Golf & Co., Ltd.	4,811	18,337
Granite Hacarmel Investments, Ltd.	15,628	22,004
Hadera Paper, Ltd.	695	28,149
Harel Insurance Investments & Financial Services, Ltd.	3,702	144,796

Security Description	Shares	Value

Israel—(Continued)
Hot Telecommunication System, Ltd.	5,608	$70,443
Industrial Buildings Corp.	19,690	28,151
Israel Discount Bank, Ltd. (a)	199,065	291,757
Ituran Location & Control, Ltd.	2,964	34,853
Jerusalem Oil Exploration (a)	3,931	49,809
Kamada, Ltd. (a)	5,991	32,248
Kardan Yazamut (a)	10,609	388
Kerur Holdings, Ltd.	931	9,799
Maabarot Products, Ltd.	4,183	36,465
Magic Software Enterprises, Ltd. (a)	1,903	7,908
Makhteshim-Agan Industries, Ltd.	81,730	447,020
Matrix IT, Ltd.	10,543	50,540
Melisron, Ltd. (a)	3,183	47,233
Mellanox Technologies, Ltd. (a)	8,069	240,082
Menorah Mivtachim Holdings, Ltd.	12,198	95,912
Migdal Insurance & Financial Holding, Ltd.	88,439	112,756
Mizrahi Tefahot Bank, Ltd.	12	99
Naphtha Israel Petroleum Corp., Ltd. (a)	12,848	33,068
Ness Technologies, Inc. (a)	1,443	11,062
Neto ME Holdings, Ltd. (a)	1,150	41,850
NICE Systems, Ltd. (a)	929	27,777
Nitsba Holdings 1995, Ltd.	5,965	44,662
Oil Refineries, Ltd.	367,242	175,780
Ormat Industries, Ltd.	27,534	155,732
Osem Investments, Ltd.	13,851	196,071
Paz Oil Co., Ltd.	1,405	175,786
Plasson	1,247	28,824
RADVision, Ltd. (a)	2,383	13,356
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	1,823	52,162
Retalix, Ltd.	8,987	121,179
Scailex Corp., Ltd.	2,628	16,617
Shikun & Binui, Ltd.	74,644	137,011
Shufersal, Ltd.	34,594	138,723
Space Communication, Ltd. (a)	729	9,905
Strauss Group, Ltd.	12,514	158,911
Suny Electronics, Ltd.	3,311	15,322
The Israel Land Development Co., Ltd.	1,512	7,752
The Phoenix Holdings, Ltd.	18,314	42,100
Tower Semiconductor, Ltd. (a)	58,946	37,927
Union Bank of Israel, Ltd.	11,952	40,091

		5,121,192

Italy—2.6%
ACEA S.p.A.	27,772	223,890
AcegasAps S.p.A.	8,490	38,887
Acotel Group S.p.A.	81	2,287
Aedes S.p.A. (a)	98,520	12,266
Aeroporto di Venezia Marco Polo S.p.A.	251	2,240
Alerion Cleanpower S.p.A.	3,758	19,339
Amplifon S.p.A.	27,809	136,758
Ansaldo STS S.p.A. (a)	36,919	367,301
Antichi Pellettieri S.p.A.	981	401
Arnoldo Mondadori Editore S.p.A. (b)	49,395	105,023
AS Roma S.p.A. (a)	4,139	3,755
Ascopiave S.p.A.	5,191	10,291
Astaldi S.p.A.	19,690	109,294
Autogrill S.p.A.	54,430	549,141
Azimut Holding S.p.A.	49,548	342,957

MSF-91

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Banca Finnat Euramerica S.p.A.	50,851	$24,555
Banca Generali S.p.A.	18,656	177,356
Banca IFIS S.p.A.	5,298	30,413
Banca Popolare dell’Emilia Romagna Scrl (b)	101,967	998,621
Banca Popolare dell’Etruria e del Lazio (a)	17,966	36,336
Banca Popolare di Milano Scarl (b)	138,838	346,941
Banca Popolare di Sondrio (b)	125,032	913,513
Banca Profilo S.p.A.	64,232	25,249
Banco di Desio e della Brianza S.p.A.	20,306	92,303
BasicNet S.p.A.	4,027	10,192
Benetton Group S.p.A.	17,961	103,114
Biesse S.p.A.	6,021	21,487
Bonifica Ferraresi e Imprese Agricole S.p.A.	604	18,475
Brembo S.p.A.	10,728	94,924
Buongiorno S.p.A. (a)	25,547	30,571
Buzzi Unicem S.p.A. (b)	39,838	322,332
Cairo Communication S.p.A.	840	2,939
Caltagirone Editore S.p.A.	6,273	10,900
Carraro S.p.A.	5,504	16,544
Cementir Holding S.p.A.	25,410	54,578
CIR-Compagnie Industriali Riunite S.p.A. (b)	236,036	445,272
Credito Artigiano S.p.A.	14,097	17,143
Credito Bergamasco S.p.A.	1,543	41,518
Credito Emiliano S.p.A.	36,376	144,344
d’Amico International Shipping S.A.	827	682
Danieli & C Officine Meccaniche S.p.A. (b)	4,753	98,077
Datalogic S.p.A.	4,493	36,191
Davide Campari-Milano S.p.A.	141,599	1,036,719
De’Longhi S.p.A.	11,168	100,563
DeA Capital S.p.A. (a) (b)	18,071	37,316
DiaSorin S.p.A. (b)	10,148	375,841
Digital Multimedia Technologies S.p.A. (a)	3,021	63,514
EEMS Italia S.p.A. (a)	5,312	5,447
Elica S.p.A.	1,718	2,345
Engineering Ingegneria Informatica S.p.A.	737	21,070
ERG S.p.A. (b)	25,612	286,115
Esprinet S.p.A.	13,663	57,306
Eurotech S.p.A. (a)	13,076	30,847
Falck Renewables S.p.A.	64,793	65,411
Fiera Milano S.p.A.	6,655	32,470
FNM S.p.A. (a)	4,399	2,202
Fondiaria-Sai S.p.A.	14,897	31,097
Gemina S.p.A. (b)	405,139	327,517
Geox S.p.A. (b)	35,122	127,984
Gruppo Editoriale L’Espresso S.p.A. (b)	48,662	77,585
Hera S.p.A.	310,168	471,399
IMMSI S.p.A.	59,820	46,585
Impregilo S.p.A.	130,654	323,812
Indesit Co. S.p.A. (b)	9,705	60,512
Industria Macchine Automatiche S.p.A.	2,837	49,847
Interpump Group S.p.A. (b)	25,946	147,800
Iren S.p.A.	195,614	229,745
Italcementi S.p.A. (b)	34,910	209,282
Italmobiliare S.p.A. (b)	4,014	107,896
Juventus Football Club S.p.A. (a)	9,266	9,030
KME Group S.p.A.	80,757	30,353
Landi Renzo S.p.A. (b)	13,453	26,763
Lottomatica S.p.A.	23,515	368,369
Maire Tecnimont S.p.A. (b)	117,283	97,250

Security Description	Shares	Value

Italy—(Continued)
Marcolin S.p.A.	5,819	$33,846
Mariella Burani S.p.A. (c)	6,116	0
MARR S.p.A.	7,654	79,473
Mediolanum S.p.A.	62,379	227,053
Milano Assicurazioni S.p.A.	110,486	49,704
Nice S.p.A. (a)	8,804	30,166
Piaggio & C S.p.A.	45,514	146,199
Piccolo Credito Valtellinese Scarl (b)	80,048	240,487
Poltrona Frau S.p.A.	22,268	24,629
Prelios S.p.A.	218,625	60,936
Premafin Finanziaria S.p.A. (b)	43,094	15,936
Prysmian S.p.A. (b)	67,197	884,768
RCS MediaGroup S.p.A. (a) (b)	39,309	37,242
Recordati S.p.A.	40,365	352,292
Reno de Medici S.p.A.	38,858	9,372
Reply S.p.A.	388	8,817
Sabaf S.p.A.	947	15,749
SAES Getters S.p.A.	503	3,799
Safilo Group S.p.A.	13,632	107,119
Saras S.p.A.	123,662	168,252
Screen Service Broadcasting Technologies S.p.A.	8,666	4,879
Seat Pagine Gialle S.p.A. (b)	402,113	20,943
Servizi Italia S.p.A.	68	458
Snai S.p.A. (a)	2,530	6,769
Societa Cattolica di Assicurazioni Scrl	18,307	396,511
Societa Iniziative Autostradali e Servizi S.p.A.	30,419	235,191
Sogefi S.p.A.	13,019	37,011
SOL S.p.A.	1,531	9,828
Sorin S.p.A.	96,238	210,369
Telecom Italia Media S.p.A.	61,777	13,213
Tiscali S.p.A. (a) (b)	802,477	50,279
Tod’s S.p.A.	4,903	414,147
Trevi Finanziaria S.p.A.	11,183	114,073
Uni Land S.p.A. (c)	4,937	3,346
Unipol Gruppo Finanziario S.p.A. (b)	238,901	101,215
Vianini Lavori S.p.A.	2,113	11,067
Vittoria Assicurazioni S.p.A.	10,414	40,433
Yoox S.p.A. (a) (b)	12,243	157,227
Zignago Vetro S.p.A. (a)	5,573	34,649

		15,255,839

Japan—25.6%
A&D Co., Ltd.	4,000	15,375
Accordia Golf Co., Ltd.	483	377,893
Achilles Corp.	71,000	106,563
ADEKA Corp. (b)	40,000	427,909
Advan Co., Ltd.	6,500	61,997
Aeon Delight Co., Ltd.	9,600	205,875
Aeon Fantasy Co., Ltd.	1,300	19,990
Aeon Hokkaido Corp.	6,300	29,228
Agrex, Inc.	900	8,854
Ahresty Corp.	6,600	42,934
Ai Holdings Corp.	13,700	57,171
Aica Kogyo Co., Ltd. (b)	23,600	338,079
Aichi Corp.	9,300	38,280
Aichi Machine Industry Co., Ltd.	21,000	66,236
Aichi Steel Corp. (b)	53,000	314,365
Aichi Tokei Denki Co., Ltd.	9,000	28,885
Aida Engineering, Ltd.	18,500	88,777

MSF-92

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Aigan Co., Ltd.	6,800	$35,332
Ain Pharmaciez, Inc.	2,500	110,687
Aiphone Co., Ltd.	4,300	82,944
Airport Facilities Co., Ltd.	9,100	37,643
Aisan Industry Co., Ltd. (b)	12,800	112,389
Akebono Brake Industry Co., Ltd. (b)	31,700	163,495
Alconix Corp.	1,500	31,487
Allied Telesis Holdings KK	44,500	36,748
Alpen Co., Ltd.	7,200	133,425
Alpha Corp.	1,100	12,365
Alpha Systems, Inc.	2,200	35,091
Alpine Electronics, Inc. (b)	22,600	290,485
Alps Electric Co., Ltd. (b)	38,400	294,464
Alps Logistics Co., Ltd.	2,900	28,614
Altech Co., Ltd.	2,200	5,190
Altech Corp.	2,600	21,966
Amano Corp.	27,000	242,396
Amiyaki Tei Co., Ltd.	17	41,987
Amuse, Inc.	2,600	35,313
Ando Corp.	32,000	42,414
Anest Iwata Corp.	12,000	50,507
Anrakutei Co., Ltd. (b)	3,000	15,723
Anritsu Corp. (b)	43,000	476,239
AOC Holdings, Inc. (b)	14,700	82,877
Aohata Corp.	500	9,046
AOI Electronic Co., Ltd.	1,300	18,303
AOKI Holdings, Inc. (b)	11,200	171,943
Aoyama Trading Co., Ltd. (b)	26,700	462,322
Arakawa Chemical Industries, Ltd.	7,900	73,931
Araya Industrial Co., Ltd.	8,000	12,926
Arc Land Sakamoto Co., Ltd.	6,300	124,653
Arcs Co., Ltd. (b)	11,300	226,137
Argo Graphics, Inc.	1,900	24,844
Ariake Japan Co., Ltd.	5,600	113,644
Arisawa Manufacturing Co., Ltd.	11,700	56,021
Arnest One Corp. (b)	19,600	202,304
As One Corp. (b)	4,400	92,107
Asahi Co., Ltd.	6,000	144,171
Asahi Diamond Industrial Co., Ltd. (b)	23,000	319,998
Asahi Holdings, Inc. (b)	9,600	203,582
Asahi Kogyosha Co., Ltd.	6,000	26,596
Asahi Net, Inc.	2,000	9,306
Asahi Organic Chemicals Industry Co., Ltd.	23,000	63,922
Asahi TEC Corp. (a)	279,000	81,826
Asanuma Corp.	20,000	19,178
Asatsu-DK, Inc. (b)	14,400	395,955
Asax Co., Ltd.	18	24,404
Ashimori Industry Co., Ltd. (b)	19,000	26,072
ASICS Trading Co., Ltd.	800	10,264
ASKA Pharmaceutical Co., Ltd.	10,000	83,876
ASKUL Corp. (b)	5,100	73,052
Asunaro Aoki Construction Co., Ltd.	7,000	39,279
Atom Corp. (b)	31,000	108,318
Atsugi Co., Ltd.	58,000	69,549
Autobacs Seven Co., Ltd. (b)	12,900	577,611
Avex Group Holdings, Inc. (b)	10,900	132,835
Bando Chemical Industries, Ltd.	28,000	106,135
Bank of the Ryukyus, Ltd.	15,000	204,477
Belc Co., Ltd.	4,900	73,704

Security Description	Shares	Value

Japan—(Continued)
Belluna Co., Ltd.	9,550	$82,405
Benefit One, Inc.	19	13,146
Best Denki Co., Ltd.	17,000	48,121
BIC Camera, Inc. (b)	227	123,053
BML, Inc.	4,400	113,512
Bookoff Corp.	1,300	11,633
Bunka Shutter Co., Ltd.	17,000	52,401
CAC Corp.	4,100	33,647
Calsonic Kansei Corp. (b)	68,000	411,251
Can Do Co., Ltd.	39	41,297
Canon Electronics, Inc. (b)	8,700	244,935
Capcom Co., Ltd. (b)	21,500	537,703
Carchs Holdings Co., Ltd. (a)	19,700	7,092
Cawachi, Ltd.	6,000	118,475
Central Glass Co., Ltd. (b)	81,000	394,430
Central Security Patrols Co., Ltd.	3,300	33,928
Central Sports Co., Ltd.	700	8,879
Chino Corp.	14,000	37,368
Chiyoda Co., Ltd.	8,000	134,198
Chiyoda Integre Co., Ltd.	4,300	59,688
Chofu Seisakusho Co., Ltd. (b)	8,200	234,158
Chori Co., Ltd.	43,000	49,684
Chubu Shiryo Co., Ltd.	10,600	67,919
Chudenko Corp.	12,400	161,401
Chuetsu Pulp & Paper Co., Ltd.	40,000	63,908
Chugai Mining Co., Ltd.	67,700	17,470
Chugai Ro Co., Ltd.	21,000	69,474
Chugoku Marine Paints, Ltd.	20,000	145,774
Chuo Denki Kogyo Co., Ltd.	4,000	15,638
Chuo Spring Co., Ltd.	16,000	59,422
Circle K Sunkus Co., Ltd.	19,600	329,802
CKD Corp. (b)	23,900	140,839
Clarion Co., Ltd. (b)	31,000	50,709
Cleanup Corp.	7,500	46,773
CMIC Co., Ltd. (b)	2,800	50,006
CMK Corp.	16,800	68,251
Coca-Cola Central Japan Co., Ltd.	10,600	149,362
cocokara fine HOLDINGS, Inc. (b)	4,700	128,459
Colowide Co., Ltd. (b)	20,500	133,562
Computer Engineering & Consulting, Ltd.	3,000	14,558
Computer Institute of Japan, Ltd.	2,000	6,720
COMSYS Holdings Corp. (b)	51,500	507,435
Core Corp.	3,000	26,896
Corona Corp.	4,300	80,139
Cosel Co., Ltd. (b)	10,100	151,634
Cosmos Pharmaceutical Corp. (b)	3,000	154,460
Create Medic Co., Ltd.	1,800	18,978
Cross Plus, Inc.	1,100	9,951
CSK Holdings Corp. (b)	59,050	227,554
CTI Engineering Co., Ltd.	4,700	33,235
Cybernet Systems Co., Ltd.	39	10,433
Cybozu, Inc.	119	25,625
Dai Nippon Toryo Co., Ltd. (b)	35,000	37,648
Dai-Dan Co., Ltd.	15,000	105,602
Dai-Ichi Kogyo Seiyaku Co., Ltd.	9,000	28,342
Daibiru Corp.	23,300	163,413
Daido Kogyo Co., Ltd.	9,000	17,621
Daido Metal Co., Ltd.	8,000	92,135
Daidoh, Ltd. (b)	7,300	81,871

MSF-93

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Daifuku Co., Ltd. (b)	37,500	$201,234
Daihen Corp. (b)	37,000	140,852
Daiho Corp.	24,000	29,103
Daiichi Chuo Kisen Kaisha (b)	46,000	58,056
Daiichi Jitsugyo Co., Ltd.	11,000	48,809
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	700	31,117
Daiken Corp.	17,000	57,710
Daiki Aluminium Industry Co., Ltd.	16,000	52,241
Daiki Ataka Engineering Co., Ltd.	3,000	9,548
Daiko Clearing Services Corp.	3,000	9,958
Daikoku Denki Co., Ltd.	2,300	20,683
Daikokutenbussan Co., Ltd.	1,300	44,660
Daikyo, Inc. (b)	135,000	217,313
Dainichi Co., Ltd.	4,100	54,378
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	19,000	97,261
Dainippon Screen Manufacturing Co., Ltd. (b)	51,000	312,232
Daio Paper Corp. (b)	34,000	315,717
Daiseki Co., Ltd.	15,900	314,417
Daiseki Eco. Solution Co., Ltd.	2	4,764
Daiso Co., Ltd. (b)	21,000	71,179
Daisue Construction Co., Ltd. (a)	17,000	9,542
Daisyo Corp. (b)	3,600	43,939
Daito Electron Co., Ltd.	500	4,031
Daiwa Industries, Ltd.	11,000	56,642
Daiwabo Holdings Co., Ltd.	73,000	162,920
DC Co., Ltd.	6,200	18,013
DCM Japan Holdings Co., Ltd. (b)	32,800	286,392
Denki Kogyo Co., Ltd.	26,000	104,425
Denyo Co., Ltd.	9,800	121,931
Descente, Ltd. (b)	14,000	80,071
DMW Corp.	700	12,629
Doshisha Co., Ltd.	3,800	109,527
Doutor Nichires Holdings Co., Ltd.	14,700	185,900
Dr. Ci:Labo Co., Ltd. (b)	62	400,193
DTS Corp.	6,800	84,538
Duskin Co., Ltd.	25,700	524,280
Dwango Co., Ltd. (b)	34	61,574
Dydo Drinco, Inc.	4,300	166,488
Dynic Corp.	5,000	8,587
eAccess, Ltd. (b)	457	115,627
Eagle Industry Co., Ltd.	7,000	76,358
Earth Chemical Co., Ltd. (b)	4,500	167,551
Ebara Jitsugyo Co., Ltd.	1,100	17,631
Ebara-Udylite Co., Ltd.	200	4,958
EDION Corp. (b)	34,500	288,440
Eidai Co., Ltd.	8,000	24,721
Eiken Chemical Co., Ltd.	3,000	40,009
Eizo Nanao Corp. (b)	5,800	127,358
Elematec Corp. (b)	4,600	79,945
Enplas Corp. (b)	4,000	78,181
Enshu, Ltd. (a)	7,000	7,704
Ensuiko Sugar Refining Co., Ltd.	8,000	20,572
EPS Co., Ltd.	62	141,143
ESPEC Corp.	8,300	56,403
Excel Co., Ltd.	2,500	24,993
Exedy Corp. (b)	11,800	445,691
Ezaki Glico Co., Ltd. (b)	15,000	192,815
F&A Aqua Holdings, Inc.	5,100	52,030

Security Description	Shares	Value

Japan—(Continued)
F-Tech, Inc.	1,700	$21,418
Faith, Inc.	272	26,554
Falco Biosystems, Ltd.	3,100	37,646
Fancl Corp. (b)	16,000	230,343
FCC Co., Ltd. (b)	14,900	309,587
FDK Corp. (a)	28,000	32,537
FIDEA Holdings Co., Ltd.	51,716	155,515
Foster Electric Co., Ltd. (b)	6,800	80,413
FP Corp. (b)	5,500	391,771
France Bed Holdings Co., Ltd.	35,000	57,682
Fudo Tetra Corp. (b)	44,200	91,514
Fuji Co., Ltd./Ehime (b)	7,500	180,011
Fuji Corp., Ltd.	9,500	46,193
Fuji Electronics Co., Ltd. (b)	2,000	29,705
Fuji Kiko Co., Ltd. (a)	6,000	18,319
Fuji Kosan Co., Ltd. (a)	27,000	22,442
Fuji Kyuko Co., Ltd. (b)	16,000	102,545
Fuji Oil Co., Ltd. (b)	29,100	480,487
Fuji Seal International, Inc.	8,800	172,040
Fuji Soft, Inc.	8,300	136,011
Fujibo Holdings, Inc.	25,000	53,894
Fujico Co., Ltd.	7,000	93,636
Fujikura Kasei Co., Ltd.	7,200	35,995
Fujikura, Ltd.	76,000	249,268
Fujimi, Inc. (b)	7,300	86,713
Fujimori Kogyo Co., Ltd.	3,100	54,759
Fujita Kanko, Inc. (b)	23,000	83,527
Fujitec Co., Ltd.	28,000	151,052
Fujitsu Frontech, Ltd.	10,500	67,586
Fujitsu General, Ltd. (b)	11,000	64,929
Fujiya Co., Ltd. (a) (b)	36,000	69,654
FuKoKu Co., Ltd.	2,400	22,772
Fukuda Corp. (b)	14,000	47,672
Fukushima Industries Corp.	1,700	20,908
Fukuyama Transporting Co., Ltd. (b)	67,000	407,891
Fumakilla, Ltd.	8,000	33,037
Funai Consulting Co., Ltd.	7,300	49,644
Funai Electric Co., Ltd. (b)	7,900	153,752
Furukawa Battery Co., Ltd. (a)	3,000	15,496
Furukawa Co., Ltd.	107,000	104,250
Furukawa-Sky Aluminum Corp. (b)	39,000	110,132
Furusato Industries, Ltd.	3,100	22,691
Fuso Pharmaceutical Industries, Ltd.	24,000	71,146
Futaba Corp. (b)	15,900	325,655
Futaba Industrial Co., Ltd. (b)	16,600	127,611
Future Architect, Inc.	68	29,314
Fuyo General Lease Co., Ltd.	8,000	294,953
Gakken Co., Ltd. (b)	23,000	50,633
Gecoss Corp.	7,700	32,626
Genki Sushi Co., Ltd.	2,200	27,886
Geo Corp. (b)	147	176,433
GLOBERIDE, Inc. (b)	25,000	29,056
Glory, Ltd.	23,600	552,865
GMO internet, Inc. (b)	23,500	93,099
Godo Steel, Ltd.	60,000	135,975
Goldcrest Co., Ltd.	8,830	163,011
Goldwin, Inc. (a)	10,000	33,251
Gourmet Kineya Co., Ltd.	1,000	5,693
GSI Creos Corp. (a)	13,000	16,469

MSF-94

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Gulliver International Co., Ltd.	1,990	$87,148
Gun-Ei Chemical Industry Co., Ltd.	16,000	46,932
Gunze, Ltd. (b)	80,000	262,051
H2O Retailing Corp. (b)	46,000	367,058
Hagihara Industries, Inc.	1,200	19,561
Hakudo Co., Ltd.	500	5,076
Hakuto Co., Ltd.	5,600	53,654
Hakuyosha Co., Ltd.	2,000	5,527
Hamakyorex Co., Ltd.	2,000	61,565
Hanwa Co., Ltd. (b)	90,000	406,037
Happinet Corp.	3,000	51,059
Harashin Narus Holdings Co., Ltd. (b)	4,100	66,641
Harima Chemicals, Inc.	3,500	32,204
Haruyama Trading Co., Ltd.	2,300	11,482
Haseko Corp. (b)	605,500	380,625
Hayashikane Sangyo Co., Ltd.	12,000	10,140
Hazama Corp.	22,000	31,775
Heiwa Corp.	18,400	326,106
Heiwa Real Estate Co., Ltd.	80,500	172,173
Heiwado Co., Ltd.	15,200	207,059
Hibiya Engineering, Ltd.	8,200	93,072
Hiday Hidaka Corp.	2,100	33,882
Hikari Tsushin, Inc. (b)	11,300	267,601
Hioki EE Corp.	1,700	35,038
HIS Co., Ltd. (b)	9,900	292,182
Hisaka Works, Ltd.	8,000	89,543
Hitachi Business Solution Co., Ltd.	900	7,616
Hitachi Cable, Ltd. (b)	81,000	210,483
Hitachi Koki Co., Ltd. (b)	20,900	156,473
Hitachi Kokusai Electric, Inc. (b)	21,000	134,963
Hitachi Medical Corp.	5,000	55,019
Hitachi Metals Techno, Ltd.	2,000	10,895
Hitachi Tool Engineering, Ltd.	7,200	76,751
Hitachi Transport System, Ltd. (b)	13,000	240,874
Hitachi Zosen Corp. (a) (b)	323,500	480,221
Hochiki Corp.	4,000	21,293
Hodogaya Chemical Co., Ltd.	10,000	36,331
Hogy Medical Co., Ltd.	6,000	277,723
Hohsui Corp.	12,000	13,548
Hokkaido Gas Co., Ltd.	24,000	87,520
Hokkan Holdings, Ltd.	17,000	56,713
Hokko Chemical Industry Co., Ltd.	8,000	24,274
Hokuetsu Paper Mills, Ltd. (b)	57,000	409,417
Hokuriku Electric Industry Co., Ltd.	22,000	34,387
Hokuriku Electrical Construction Co., Ltd.	1,000	2,958
Hokuriku Gas Co., Ltd.	5,000	13,593
Hokuto Corp.	9,900	230,150
Honeys Co., Ltd. (b)	4,650	67,039
Honshu Chemical Industry Co., Ltd.	2,000	13,786
Horiba, Ltd. (b)	12,700	384,410
Horipro, Inc.	800	7,014
Hoshizaki Electric Co., Ltd. (b)	8,200	199,755
Hosiden Corp.	27,700	196,623
Hosokawa Micron Corp.	11,000	49,355
Howa Machinery, Ltd.	36,000	27,682
Hulic Co., Ltd.	23,100	260,322
Hurxley Corp.	800	5,442
I-Net Corp.	3,200	19,187
IBJ Leasing Co., Ltd. (b)	7,200	173,542

Security Description	Shares	Value

Japan—(Continued)
Ichibanya Co., Ltd.	2,200	$68,929
Ichikawa Co., Ltd.	2,000	3,941
Ichikoh Industries, Ltd.	18,000	31,933
Ichinen Holdings Co., Ltd.	7,000	36,109
Ichiyoshi Securities Co., Ltd. (b)	13,300	78,743
Icom, Inc. (b)	3,600	92,191
IDEC Corp.	10,700	115,595
Ihara Chemical Industry Co., Ltd.	13,000	49,599
Iida Home Max (b)	5,700	48,064
Iino Kaiun Kaisha, Ltd. (b)	27,900	146,990
Ikyu Corp.	57	26,728
Imasen Electric Industrial	5,500	76,523
Imperial Hotel, Ltd.	650	15,231
Impress Holdings, Inc. (a)	4,000	4,657
Inaba Denki Sangyo Co., Ltd.	7,800	239,700
Inaba Seisakusho Co., Ltd. (b)	6,900	81,525
Inabata & Co., Ltd.	18,300	104,190
Inageya Co., Ltd. (b)	11,000	133,792
INES Corp.	11,800	79,114
Information Services International-Dentsu, Ltd.	5,300	43,526
Innotech Corp. (b)	7,800	46,977
Intage, Inc.	1,800	36,801
Internet Initiative Japan, Inc.	54	252,119
Inui Steamship Co., Ltd. (b)	7,900	30,351
Ise Chemical Corp.	4,000	21,758
Iseki & Co., Ltd. (b)	63,000	154,284
Ishihara Sangyo Kaisha, Ltd. (a)	114,000	138,153
Ishii Hyoki Co., Ltd.	1,900	7,966
Ishii Iron Works Co., Ltd.	11,000	20,160
Ishizuka Glass Co., Ltd.	5,000	10,526
IT Holdings Corp. (b)	41,900	405,015
ITC Networks Corp. (b)	3,800	24,343
ITFOR, Inc.	2,700	9,322
Ito En, Ltd. (b)	18,400	336,875
Itochu Enex Co., Ltd. (b)	24,900	144,769
Itochu-Shokuhin Co., Ltd.	1,400	52,731
Itoham Foods, Inc. (b)	62,000	230,120
Itoki Corp.	17,400	38,688
Iwai Securities Co., Ltd.	6,400	23,316
Iwaki & Co., Ltd.	7,000	19,136
Iwasaki Electric Co., Ltd. (b)	22,000	48,209
IWATANI Corp.	80,000	271,996
Iwatsu Electric Co., Ltd.	24,000	21,286
Izumi Co., Ltd. (b)	19,700	305,069
Izumiya Co., Ltd.	27,000	125,260
Izutsuya Co., Ltd. (a)	27,000	16,094
J-Oil Mills, Inc.	34,000	107,200
Jalux, Inc.	2,100	20,697
Janome Sewing Machine Co., Ltd.	47,000	33,660
Japan Airport Terminal Co., Ltd. (b)	18,100	269,656
Japan Asia Investment Co., Ltd. (b)	38,000	30,497
Japan Aviation Electronics Industry, Ltd. (b)	21,000	140,706
Japan Carlit Co., Ltd.	5,800	31,677
Japan Cash Machine Co., Ltd. (b)	7,500	68,942
Japan Digital Laboratory Co., Ltd.	8,000	92,521
Japan Drilling Co., Ltd.	1,400	44,578
Japan Foundation Engineering Co., Ltd.	9,000	37,112
Japan Oil Transportation Co., Ltd.	1,000	2,489
Japan Pulp & Paper Co., Ltd.	28,000	106,212

MSF-95

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Japan Pure Chemical Co., Ltd.	14	$37,791
Japan Radio Co., Ltd. (b)	15,000	39,448
Japan Transcity Corp.	20,000	64,741
Japan Vilene Co., Ltd.	8,000	37,460
Jastec Co., Ltd.	5,100	33,075
JBCC Holdings, Inc.	5,700	42,239
JBIS Holdings, Inc.	8,500	29,758
Jeol, Ltd. (b)	22,000	62,521
JFE Shoji Holdings, Inc. (b)	45,000	198,091
Jidosha Buhin Kogyo Co., Ltd.	5,000	28,987
JK Holdings Co., Ltd.	1,500	7,206
JMS Co., Ltd.	13,000	45,605
Joban Kosan Co., Ltd.	19,000	20,715
Joshin Denki Co., Ltd. (b)	14,000	163,267
JS Group Corp. (b)	1,015	28,464
JSP Corp.	10,700	184,741
Juki Corp. (b)	41,000	77,810
JVC KENWOOD Holdings, Inc. (b)	44,000	175,156
kabu.com Securities Co., Ltd. (b)	21,000	58,207
Kadokawa Group Holdings, Inc. (b)	6,500	225,699
Kaga Electronics Co., Ltd.	8,700	93,012
Kakaku.com, Inc. (b)	15,200	627,121
Kaken Pharmaceutical Co., Ltd. (b)	39,000	544,920
Kameda Seika Co., Ltd.	4,800	96,521
Kamei Corp.	10,000	67,493
Kanaden Corp.	11,000	75,043
Kanagawa Chuo Kotsu Co., Ltd.	13,000	71,677
Kanamoto Co., Ltd.	9,000	62,705
Kandenko Co., Ltd.	41,000	191,504
Kanematsu Corp. (a) (b)	134,000	114,908
Kanematsu Electronics, Ltd.	2,600	27,307
Kanematsu-NNK Corp. (a)	5,000	8,733
Kanto Auto Works, Ltd.	9,700	83,445
Kanto Denka Kogyo Co., Ltd.	12,000	58,489
Kanto Natural Gas Development, Ltd.	9,000	49,079
Kappa Create Co., Ltd. (b)	3,550	79,146
Kasai Kogyo Co., Ltd.	8,000	48,028
Kasumi Co., Ltd.	12,900	87,104
Katakura Chikkarin Co., Ltd.	8,000	20,471
Katakura Industries Co., Ltd.	7,400	76,138
Kato Sangyo Co., Ltd.	9,500	226,286
Kato Works Co., Ltd. (b)	20,000	52,325
KAWADA TECHNOLOGIES, Inc.	1,400	22,415
Kawai Musical Instruments Manufacturing Co., Ltd.	27,000	56,296
Kawasaki Kinkai Kisen Kaisha	7,000	18,101
Kawasumi Laboratories, Inc.	6,000	37,252
Keihanshin Real Estate Co., Ltd.	8,700	41,928
Keihin Corp. (b)	17,200	294,733
Keiyo Co., Ltd. (b)	8,000	50,192
Kenedix, Inc. (b)	1,032	124,422
Kentucky Fried Chicken Japan, Ltd.	4,000	104,901
KEY Coffee, Inc.	7,400	149,175
Kimoto Co., Ltd. (b)	6,700	50,204
Kimura Chemical Plants Co., Ltd.	4,900	20,125
King Jim Co., Ltd.	2,400	18,847
Kinki Nippon Tourist Co., Ltd.	23,000	25,249
Kinki Sharyo Co., Ltd.	15,000	53,655
Kintetsu World Express, Inc. (b)	6,500	185,514
Kinugawa Rubber Industrial Co., Ltd. (b)	13,000	108,580

Security Description	Shares	Value

Japan—(Continued)
Kisoji Co., Ltd. (b)	5,700	$107,424
Kissei Pharmaceutical Co., Ltd. (b)	14,600	319,488
Kitagawa Iron Works Co., Ltd.	27,000	40,316
Kitano Construction Corp. (b)	22,000	48,227
Kito Corp.	35	27,661
Kitz Corp. (b)	47,000	236,750
Kiyo Holdings, Inc.	311,000	481,582
KOA Corp.	11,700	126,223
Koatsu Gas Kogyo Co., Ltd.	14,000	91,115
Kohnan Shoji Co., Ltd. (b)	9,000	158,501
Kohsoku Corp.	4,000	35,361
Koike Sanso Kogyo Co., Ltd.	7,000	18,416
Koito Industries, Ltd.	7,000	7,138
Kojima Co., Ltd.	8,500	59,877
Kokuyo Co., Ltd. (b)	44,600	357,814
Komai Tekko, Inc.	12,000	29,828
Komatsu Seiren Co., Ltd.	11,000	53,671
Komatsu Wall Industry Co., Ltd.	3,800	33,967
Komeri Co., Ltd. (b)	14,000	458,285
Komori Corp. (b)	28,800	189,787
Konaka Co., Ltd.	7,400	29,650
Kondotec, Inc.	1,800	21,339
Konishi Co., Ltd.	4,500	68,595
Kosaido Co., Ltd.	3,700	8,751
Kose Corp. (b)	13,300	338,402
Kosei Securities Co., Ltd.	22,000	17,268
Kourakuen Corp.	3,300	49,800
Krosaki Harima Corp.	16,000	56,649
KRS Corp.	3,700	42,356
Kubotek Corp. (a)	16	4,842
Kumagai Gumi Co., Ltd.	90,000	77,194
Kumiai Chemical Industry Co., Ltd. (b)	15,000	53,015
Kura Corp. (b)	2,900	38,366
Kurabo Industries, Ltd.	88,000	175,233
KUREHA Corp.	56,000	241,911
Kurimoto, Ltd. (b)	40,000	62,176
Kuroda Electric Co., Ltd. (b)	11,600	137,945
KYB Co., Ltd. (b)	23,000	128,971
Kyoden Co., Ltd.	3,200	4,479
Kyodo Printing Co., Ltd.	29,000	71,937
Kyodo Shiryo Co., Ltd.	30,000	33,928
Kyoei Steel, Ltd. (b)	7,100	119,063
Kyoei Tanker Co., Ltd.	9,000	14,027
Kyokuto Boeki Kaisha, Ltd.	6,000	15,241
Kyokuto Kaihatsu Kogyo Co., Ltd.	12,900	74,827
Kyokuto Securities Co., Ltd.	7,700	54,148
Kyokuyo Co., Ltd.	19,000	45,092
Kyorin Co., Ltd.	25,000	521,436
Kyoritsu Maintenance Co., Ltd.	2,700	44,943
Kyoritsu Printing Co., Ltd.	6,800	14,720
Kyosan Electric Manufacturing Co., Ltd.	15,000	78,718
Kyoto Kimono Yuzen Co., Ltd.	2,600	31,422
Kyowa Electronics Instruments Co., Ltd.	6,000	21,018
Kyowa Exeo Corp. (b)	40,900	391,529
Kyowa Leather Cloth Co., Ltd.	3,300	12,397
Kyudenko Corp.	16,000	109,583
Laox Co., Ltd. (a)	49,000	24,402
LEC, Inc.	1,900	38,453
Leopalace21 Corp. (b)	38,900	84,911

MSF-96

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Life Corp.	15,500	$315,644
Lion Corp. (b)	40,000	240,768
Look, Inc. (a)	10,000	21,541
M3, Inc. (b)	92	457,407
Macnica, Inc.	4,000	85,469
Macromill, Inc. (b)	7,100	83,765
Maeda Corp.	62,000	230,998
Maeda Road Construction Co., Ltd. (b)	31,000	340,344
Maezawa Kasei Industries Co., Ltd.	4,000	44,122
Maezawa Kyuso Industries Co., Ltd.	4,700	63,431
Makino Milling Machine Co., Ltd. (b)	48,000	282,003
Mamiya-Op Co., Ltd. (a)	6,000	6,814
Mandom Corp.	7,500	223,177
Mars Engineering Corp. (b)	2,500	41,903
Marubun Corp.	7,200	29,874
Marudai Food Co., Ltd. (b)	45,000	165,588
Maruei Department Store Co., Ltd.	19,000	19,979
Maruha Nichiro Holdings, Inc. (b)	177,000	347,830
Maruka Machinery Co., Ltd.	2,400	19,987
Marukyu Co., Ltd.	700	7,344
Marusan Securities Co., Ltd. (b)	25,000	102,763
Maruwa Co., Ltd. (b)	2,300	97,852
Maruwn Corp.	2,400	6,018
Maruyama Manufacturing Co.Inc	18,000	38,955
Maruzen CHI Holdings Co., Ltd. (a)	5,700	20,731
Maruzen Showa Unyu Co., Ltd.	27,000	101,277
Matsuda Sangyo Co., Ltd.	4,600	69,783
Matsui Construction Co., Ltd.	9,000	38,588
Matsui Securities Co., Ltd. (b)	52,900	238,172
Matsumotokiyoshi Holdings Co., Ltd. (b)	13,300	271,000
Matsuya Co., Ltd. (b)	7,300	46,926
Matsuya Foods Co., Ltd.	2,500	48,319
Max Co., Ltd.	18,000	233,564
Maxvalu Tokai Co., Ltd.	5,000	66,580
MEC Co., Ltd.	4,800	17,772
Megachips Corp. (b)	6,700	94,551
Megane TOP Co., Ltd. (b)	9,000	93,530
Megmilk Snow Brand Co., Ltd. (b)	19,000	389,863
Meidensha Corp. (b)	75,000	278,607
Meiji Shipping Co., Ltd.	8,500	25,070
Meiko Network Japan Co., Ltd.	3,700	35,690
Meisei Electric Co., Ltd. (a)	14,000	14,718
Meitec Corp. (b)	14,000	267,600
Meito Sangyo Co., Ltd.	4,500	59,597
Meito Transportation Co., Ltd.	1,400	11,535
Meiwa Corp.	2,700	7,915
Meiwa Estate Co., Ltd.	8,300	39,414
Melco Holdings, Inc. (b)	5,600	174,391
Mikuni Coca-Cola Bottling Co., Ltd.	10,300	93,818
Milbon Co., Ltd. (b)	2,600	81,369
Mimasu Semiconductor Industry Co., Ltd.	6,300	58,819
Minebea Co., Ltd.	54,000	181,434
Ministop Co., Ltd. (b)	4,700	88,492
Mirait Holdings Corp. (b)	28,800	228,530
Misawa Homes Co., Ltd. (a) (b)	9,600	63,621
Mitani Corp.	8,600	100,801
Mito Securities Co., Ltd.	21,000	27,962
Mitsuba Corp. (b)	13,000	105,520
Mitsubishi Kakoki Kaisha, Ltd.	16,000	32,556

Security Description	Shares	Value

Japan—(Continued)
Mitsubishi Paper Mills, Ltd. (b)	110,000	$107,399
Mitsubishi Pencil Co., Ltd.	7,300	134,721
Mitsubishi Steel Manufacturing Co., Ltd.	49,000	139,713
Mitsuboshi Belting Co., Ltd.	28,000	157,720
Mitsui Engineering & Shipbuilding Co., Ltd. (b)	64,000	107,352
Mitsui High-Tec, Inc.	8,700	42,214
Mitsui Home Co., Ltd. (b)	9,000	46,794
Mitsui Knowledge Industry Co., Ltd.	338	47,170
Mitsui Matsushima Co., Ltd. (b)	53,000	92,610
Mitsui Sugar Co., Ltd. (b)	37,000	156,665
Mitsui-Soko Co., Ltd.	48,000	185,834
Mitsumi Electric Co., Ltd. (b)	39,600	264,344
Mitsuuroko Co., Ltd.	8,900	59,850
Miura Co., Ltd. (b)	12,700	371,746
Miyachi Corp.	3,300	28,872
Miyaji Engineering Group, Inc. (a)	16,000	16,136
Miyakoshi Corp. (a) (c)	600	1,791
Miyoshi Oil & Fat Co., Ltd.	22,000	31,617
Mizuho Financial Group, Inc. (b)	103,600	149,808
Mizuno Corp. (b)	31,000	160,556
Mochida Pharmaceutical Co., Ltd.	33,000	377,769
Modec, Inc. (b)	8,400	148,685
Monex Beans Holdings, Inc. (b)	824	127,546
Mori Denki Manufacturing Co., Ltd. (a)	55,000	5,673
Mori Seiki Co., Ltd. (b)	42,200	378,747
Morinaga & Co., Ltd.	75,000	187,713
Morinaga Milk Industry Co., Ltd. (b)	100,000	442,350
Morita Holdings Corp.	14,000	83,141
Morozoff, Ltd.	11,000	39,105
Mory Industries, Inc.	18,000	74,767
MOS Food Services, Inc. (b)	10,200	208,310
Moshi Moshi Hotline, Inc.	20,900	204,177
Mr Max Corp.	10,500	42,937
Murakami Corp.	3,000	33,739
Musashi Seimitsu Industry Co., Ltd.	9,500	228,442
Mutoh Holdings Co., Ltd. (a)	11,000	18,156
NAC Co., Ltd.	1,400	27,287
Nachi-Fujikoshi Corp. (b)	77,000	374,636
Nagaileben Co., Ltd.	7,200	109,715
Nagano Keiki Co., Ltd.	2,100	21,858
Nagatanien Co., Ltd.	6,000	69,046
Nakabayashi Co., Ltd.	16,000	39,287
Nakamuraya Co., Ltd.	15,000	81,752
Nakano Corp.	4,000	9,918
Nakayama Steel Works, Ltd.	37,000	41,767
Natori Co., Ltd.	700	7,683
NEC Fielding, Ltd.	8,300	105,443
NEC Leasing, Ltd.	5,500	74,300
NEC Mobiling, Ltd. (b)	2,100	75,705
NEC Networks & System Integration Corp.	9,900	155,433
NET One Systems Co., Ltd. (b)	187	491,951
Neturen Co., Ltd.	10,100	85,628
Nice Holdings, Inc.	29,000	63,177
Nichia Steel Works, Ltd.	13,000	33,919
Nichias Corp. (b)	43,000	250,067
Nichiban Co., Ltd.	14,000	49,942
Nichicon Corp. (b)	24,800	299,048
Nichiden Corp.	2,100	73,473
Nichiha Corp.	7,400	83,022

MSF-97

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nichii Gakkan Co. (b)	11,500	$129,962
Nichirei Corp. (b)	130,000	600,129
Nichireki Co., Ltd. (b)	9,000	47,375
Nidec Copal Corp. (b)	6,500	74,686
Nidec Copal Electronics Corp.	5,200	37,758
Nidec Sankyo Corp.	16,000	94,324
Nidec-Tosok Corp. (b)	6,300	77,872
Nifco, Inc. (b)	21,400	549,124
NIFTY Corp.	25	28,749
Nihon Chouzai Co., Ltd.	1,150	42,726
Nihon Dempa Kogyo Co., Ltd. (b)	5,300	59,096
Nihon Eslead Corp.	1,900	16,015
Nihon Kagaku Sangyo Co., Ltd.	3,000	21,881
Nihon Kohden Corp.	16,800	452,289
Nihon M&A Center, Inc. (b)	21	120,399
Nihon Nohyaku Co., Ltd.	16,000	76,217
Nihon Parkerizing Co., Ltd.	22,000	310,997
Nihon Plast Co., Ltd.	2,300	17,520
Nihon Shokuhin Kako Co., Ltd.	3,000	15,754
Nihon Tokushu Toryo Co., Ltd.	2,200	9,306
Nihon Trim Co., Ltd.	850	21,179
Nihon Unisys, Ltd. (b)	25,200	141,335
Nihon Yamamura Glass Co., Ltd.	34,000	92,108
Nikkato Corp.	300	1,921
Nikkiso Co., Ltd. (b)	28,000	248,151
Nikko Co., Ltd.	13,000	50,182
Nippo Corp.	25,000	219,963
Nippon Beet Sugar Manufacturing Co., Ltd.	47,000	104,158
Nippon Carbide Industries Co., Inc. (a)	27,000	38,326
Nippon Carbon Co., Ltd.	42,000	132,113
Nippon Ceramic Co., Ltd.	3,700	72,794
Nippon Chemi-Con Corp. (b)	56,000	200,739
Nippon Chemical Industrial Co., Ltd.	35,000	65,522
Nippon Chemiphar Co., Ltd.	10,000	40,873
Nippon Chuzo KK	12,000	23,341
Nippon Coke & Engineering Co.	95,500	123,884
Nippon Columbia Co., Ltd. (a)	49,000	16,880
Nippon Concrete Industries Co., Ltd.	10,000	22,145
Nippon Conveyor Co., Ltd.	15,000	14,075
Nippon Denko Co., Ltd.	37,000	195,473
Nippon Densetsu Kogyo Co., Ltd.	21,000	224,584
Nippon Denwa Shisetsu Co., Ltd.	20,000	68,529
Nippon Felt Co., Ltd.	6,000	30,178
Nippon Filcon Co., Ltd.	5,200	28,863
Nippon Fine Chemical Co., Ltd.	5,800	39,126
Nippon Flour Mills Co., Ltd.	58,000	282,173
Nippon Formula Feed Manufacturing Co., Ltd.	25,000	35,546
Nippon Gas Co., Ltd. (b)	13,200	254,207
Nippon Hume Corp.	6,000	23,286
Nippon Jogesuido Sekkei Co., Ltd. (b)	15	19,067
Nippon Kanzai Co., Ltd.	2,300	44,294
Nippon Kasei Chemical Co., Ltd.	18,000	36,414
Nippon Kinzoku Co., Ltd.	29,000	53,381
Nippon Koei Co., Ltd.	26,000	94,747
Nippon Konpo Unyu Soko Co., Ltd.	27,000	335,367
Nippon Koshuha Steel Co., Ltd.	24,000	27,936
Nippon Light Metal Co., Ltd. (b)	220,000	361,326
Nippon Metal Industry Co., Ltd.	39,000	37,331
Nippon Parking Development Co., Ltd.	803	38,230

Security Description	Shares	Value

Japan—(Continued)
Nippon Pillar Packing Co., Ltd.	10,000	$61,008
Nippon Piston Ring Co., Ltd.	22,000	45,170
Nippon Rietec Co., Ltd.	2,000	7,605
Nippon Seiki Co., Ltd.	18,000	196,062
Nippon Seiro Co., Ltd.	2,000	7,307
Nippon Seisen Co., Ltd.	6,000	28,413
Nippon Sharyo, Ltd. (b)	32,000	136,605
Nippon Shinyaku Co., Ltd.	27,000	347,670
Nippon Signal Co., Ltd. (b)	19,500	152,241
Nippon Soda Co., Ltd.	56,000	252,873
Nippon Steel Trading Co., Ltd.	16,000	44,957
Nippon Suisan Kaisha, Ltd. (b)	103,700	391,858
Nippon Thompson Co., Ltd. (b)	30,000	179,957
Nippon Tungsten Co., Ltd.	9,000	18,577
Nippon Valqua Industries, Ltd.	26,000	69,683
Nippon Yakin Kogyo Co., Ltd.	39,500	65,949
Nippon Yusoki Co., Ltd.	7,000	19,317
Nipro Corp. (b)	44,800	422,716
NIS Group Co., Ltd.	82,900	7,349
Nishimatsu Construction Co., Ltd.	129,000	201,441
Nishimatsuya Chain Co., Ltd. (b)	26,500	213,095
Nissan Shatai Co., Ltd. (b)	36,000	294,613
Nissei Corp.	10,500	95,069
Nissei Plastic Industrial Co., Ltd.	900	2,863
Nissen Holdings Co., Ltd.	8,400	55,567
Nissha Printing Co., Ltd. (b)	13,100	150,692
Nisshin Fudosan Co.	3,700	19,060
Nisshinbo Holdings, Inc. (b)	2,000	17,408
Nissin Corp.	25,000	62,377
Nissin Electric Co., Ltd. (b)	21,000	157,010
Nissin Kogyo Co., Ltd.	15,800	235,883
Nissin Sugar Manufacturing Co., Ltd. (c)	12,000	27,103
Nissui Pharmaceutical Co., Ltd.	4,300	38,664
Nitta Corp. (b)	6,800	145,155
Nittan Valve Co., Ltd.	5,500	19,144
Nittetsu Mining Co., Ltd. (b)	24,000	98,989
Nitto Boseki Co., Ltd. (b)	88,000	269,287
Nitto Fuji Flour Milling Co., Ltd.	4,000	16,741
Nitto Kogyo Corp.	10,400	140,830
Nitto Kohki Co., Ltd.	3,800	92,899
Nitto Seiko Co., Ltd.	12,000	31,690
Nittoc Construction Co., Ltd.	19,000	21,545
Noevir Holdings Co., Ltd. (a) (b)	2,700	30,790
NOF Corp. (b)	75,000	392,862
Nohmi Bosai, Ltd.	11,000	72,390
Nomura Co., Ltd.	16,000	51,111
Noritake Co., Ltd.	39,000	138,159
Noritsu Koki Co., Ltd.	8,000	39,548
Noritz Corp. (b)	8,900	203,612
NS Solutions Corp. (b)	9,000	205,188
NS United Kaiun Kaisha, Ltd.	40,000	57,324
NSD Co., Ltd. (b)	12,400	101,415
Obara Corp.	4,100	49,110
Obayashi Road Corp.	7,000	17,760
OBIC Business Consultants, Ltd.	2,100	120,982
Oenon Holdings, Inc. (b)	14,000	33,761
Ohara, Inc.	3,100	28,240
Oiles Corp. (b)	14,000	275,272
Okabe Co., Ltd.	13,300	67,969

MSF-98

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Okamoto Industries, Inc.	22,000	$92,970
Okamoto Machine Tool Works, Ltd.	11,000	15,141
Okamura Corp. (b)	30,000	224,886
Okano Valve Manufacturing Co.	3,000	9,023
Okasan Securities Group, Inc. (b)	82,000	276,007
Okaya Electric Indstries Co., Ltd.	5,000	23,549
OKI Electric Cable Co., Ltd.	6,000	11,670
OKI Electric Industry Co., Ltd. (b)	289,000	261,663
OKK Corp.	17,000	18,992
Okuma Holdings, Inc. (b)	60,000	364,984
Okumura Corp.	75,000	292,957
Okura Industrial Co., Ltd.	20,000	75,872
Okuwa Co., Ltd.	9,000	139,260
Olympic Corp.	7,800	63,384
ONO Sokki Co., Ltd.	9,000	24,567
Onoken Co., Ltd.	3,900	35,747
Onward Holdings Co., Ltd. (b)	52,000	412,100
Optex Co., Ltd.	2,900	38,243
Organo Corp. (b)	12,000	92,742
Origin Electric Co., Ltd.	6,000	22,928
Osaka Organic Chemical Industry, Ltd.	4,200	20,594
Osaka Steel Co., Ltd. (b)	7,200	130,222
Osaki Electric Co., Ltd. (b)	10,000	98,150
OSG Corp.	32,800	395,060
Oyo Corp.	6,600	68,835
Pacific Industrial Co., Ltd.	20,000	112,841
Pacific Metals Co., Ltd. (b)	48,000	275,674
Pal Co, Ltd.	2,650	93,353
PanaHome Corp. (b)	33,000	224,988
Panasonic Electric Works Information Systems Co., Ltd.	1,300	36,431
Panasonic Electric Works SUNX Co., Ltd.	8,300	50,186
Paramount Bed Co., Ltd. (c)	6,400	175,202
Parco Co., Ltd.	19,400	151,400
Paris Miki, Inc. (b)	9,700	91,082
Park24 Co., Ltd. (b)	32,100	396,390
Pasco Corp. (a)	11,000	36,276
Pasona Group, Inc.	63	63,860
Penta-Ocean Construction Co., Ltd. (b)	136,500	396,473
PGM Holdings KK	209	106,792
PIA Corp. (a)	2,300	24,557
Pigeon Corp. (b)	7,500	307,871
Pilot Corp. (b)	48	101,579
Piolax, Inc.	3,300	77,130
Pioneer Corp. (b)	126,200	529,187
Plenus Co., Ltd. (b)	8,900	144,508
Point, Inc.	7,080	357,131
Press Kogyo Co., Ltd. (b)	26,000	116,136
Pressance Corp.	3,100	41,046
Prima Meat Packers, Ltd.	44,000	55,430
Pronexus, Inc.	8,100	41,783
PS Mitsubishi Construction Co., Ltd.	9,900	33,327
Raito Kogyo Co., Ltd.	20,600	85,155
Rasa Industries, Ltd.	24,000	39,427
Renown, Inc. (a) (b)	16,800	36,024
Resort Solution Co., Ltd.	4,000	7,494
Resort Trust, Inc. (b)	13,100	222,247
Rheon Automatic Machinery Co., Ltd.	5,000	11,782
Rhythm Watch Co., Ltd.	35,000	49,699

Security Description	Shares	Value

Japan—(Continued)
Ricoh Leasing Co., Ltd.	7,900	$175,808
Right On Co., Ltd.	5,500	33,302
Riken Corp.	28,000	116,464
Riken Keiki Co., Ltd.	5,800	45,101
Riken Technos Corp.	11,000	37,801
Riken Vitamin Co., Ltd.	3,100	92,402
Ringer Hut Co., Ltd. (b)	4,700	66,849
Riso Kagaku Corp. (b)	7,779	139,878
Riso Kyoiku Co., Ltd.	766	48,045
Rock Field Co., Ltd.	3,500	59,037
Rohto Pharmaceutical Co., Ltd. (b)	30,000	391,195
Roland Corp.	8,300	62,673
Roland DG Corp. (b)	3,400	36,407
Round One Corp. (b)	16,100	116,455
Royal Holdings Co., Ltd.	8,700	100,069
Ryobi, Ltd. (b)	49,000	223,288
Ryoden Trading Co., Ltd.	12,000	72,698
Ryohin Keikaku Co., Ltd.	10,500	580,852
Ryosan Co., Ltd. (b)	14,900	329,104
Ryoshoku, Ltd.	3,500	100,720
Ryoyo Electro Corp.	8,600	81,435
S&B Foods, Inc.	2,000	18,861
S. Foods, Inc.	5,000	40,680
Sagami Chain Co., Ltd.	5,000	31,628
Saibu Gas Co., Ltd.	135,000	365,031
Saizeriya Co., Ltd. (b)	14,700	265,920
Sakai Chemical Industry Co., Ltd. (b)	41,000	183,797
Sakai Heavy Industries, Ltd.	15,000	28,056
Sakai Ovex Co., Ltd.	18,000	25,009
Sakata INX Corp.	9,000	42,126
Sakata Seed Corp.	14,200	218,862
Sala Corp.	9,500	61,855
San Holdings, Inc.	1,600	27,302
San-A Co., Ltd.	3,300	135,933
San-Ai Oil Co., Ltd.	21,000	101,953
San-In Godo Bank, Ltd.	68,000	524,932
Sanden Corp. (b)	48,000	167,024
Sangetsu Co., Ltd.	12,400	330,244
Sanix, inc. (a)	9,500	30,310
Sanken Electric Co., Ltd. (b)	47,000	178,770
Sanki Engineering Co., Ltd.	23,000	128,367
Sanko Marketing Foods Co., Ltd.	6	5,941
Sanko Metal Industries Co., Ltd.	10,000	32,626
Sankyo Seiko Co., Ltd.	22,100	76,052
Sankyo-Tateyama Holdings, Inc.	92,000	120,326
Sankyu, Inc.	118,000	555,062
Sanoh Industrial Co., Ltd.	8,800	84,185
Sanshin Electronics Co., Ltd.	10,400	90,195
Sansui Electric Co., Ltd. (a)	316,000	8,204
Sanwa Holdings Corp.	96,000	314,902
Sanyo Chemical Industries, Ltd. (b)	28,000	216,919
Sanyo Denki Co., Ltd.	12,000	74,943
Sanyo Housing Nagoya Co., Ltd.	27	25,931
Sanyo Shokai, Ltd.	37,000	87,208
Sanyo Special Steel Co., Ltd. (b)	48,000	269,009
Sapporo Hokuyo Holdings, Inc.	59,600	211,018
Sapporo Holdings, Ltd. (b)	96,000	357,202
Sasebo Heavy Industries Co., Ltd. (b)	41,000	67,327
Sata Construction Co., Ltd. (a) (b)	23,000	18,680

MSF-99

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Sato Corp. (b)	7,200	$94,337
Sato Shoji Corp.	4,700	28,960
Satori Electric Co., Ltd.	4,800	30,629
Sawai Pharmaceutical Co., Ltd. (b)	5,900	636,261
Saxa Holdings, Inc.	17,000	29,418
Scroll Corp.	9,500	31,753
Secom Joshinetsu Co., Ltd.	900	27,401
Seibu Electric Industry Co., Ltd.	2,000	9,068
Seika Corp.	20,000	57,274
Seikagaku Corp. (b)	13,400	156,766
Seiko Holdings Corp.	40,000	103,076
Seino Holdings Corp.	45,000	365,772
Seiren Co., Ltd.	22,700	158,770
Sekisui Jushi Corp.	11,000	115,369
Sekisui Plastics Co., Ltd. (b)	16,000	69,949
Senko Co., Ltd.	34,000	136,480
Senshu Electric Co., Ltd.	3,000	38,190
Senshukai Co., Ltd.	10,200	76,783
Shibaura Mechatronics Corp. (b)	13,000	37,526
Shibuya Kogyo Co., Ltd.	4,100	42,818
Shikibo, Ltd.	51,000	58,267
Shikoku Chemicals Corp.	18,000	106,448
Shima Seiki Manufacturing, Ltd. (b)	11,300	208,444
Shimachu Co., Ltd.	23,200	557,558
Shimojima Co., Ltd. (b)	3,200	46,211
Shin Nippon Air Technologies Co., Ltd.	2,600	13,810
Shin Nippon Biomedical Laboratories, Ltd.	3,800	11,262
Shin-Etsu Polymer Co., Ltd.	16,300	87,886
Shin-Keisei Electric Railway Co., Ltd.	12,000	54,787
Shin-Kobe Electric Machinery Co., Ltd. (b)	10,000	169,985
Shinagawa Refractories Co., Ltd.	16,000	43,802
Shindengen Electric Manufacturing Co., Ltd.	26,000	107,867
Shinkawa, Ltd. (b)	5,300	29,502
Shinko Electric Industries Co., Ltd. (b)	34,400	244,644
Shinko Plantech Co., Ltd.	15,300	143,272
Shinko Shoji Co., Ltd.	7,300	58,877
Shinko Wire Co., Ltd.	12,000	18,377
Shinmaywa Industries, Ltd.	38,000	141,078
Shinnihon Corp.	19,000	51,073
Shinsho Corp.	12,000	30,247
Shinwa Co., Ltd.	900	10,441
Ship Healthcare Holdings, Inc. (b)	8,200	202,606
Shiroki Corp.	15,000	48,043
Shizuki Electric Co., Inc.	3,000	10,686
Shizuoka Gas Co., Ltd.	18,500	124,823
SHO-BOND Holdings Co., Ltd. (b)	9,700	233,775
Shobunsha Publications, Inc.	2,800	21,207
Shochiku Co., Ltd. (b)	37,000	349,006
Shoei Co., Ltd.	2,800	19,861
Shoko Co., Ltd.	27,000	39,788
Showa Aircraft Industry Co., Ltd.	4,000	26,718
Showa Corp. (b)	19,700	116,443
Showa Sangyo Co., Ltd.	30,000	97,251
Siix Corp. (b)	5,200	67,626
Simplex Technology, Inc.	69	23,058
Sinanen Co., Ltd.	18,000	83,372
Sinfonia Technology Co., Ltd. (b)	22,000	57,811
Sintokogio, Ltd.	13,100	127,917
SKY Perfect JSAT Holdings, Inc. (b)	870	452,719

Security Description	Shares	Value

Japan—(Continued)
SMK Corp. (b)	20,000	$74,299
SNT Corp.	4,100	17,034
So-net Entertainment Corp. (b)	50	209,785
Soda Nikka Co., Ltd.	3,000	13,761
Sodick Co., Ltd. (b)	12,100	55,063
Soft99 Corp.	2,300	13,202
Sogo Medical Co., Ltd.	1,200	44,085
Sohgo Security Services Co., Ltd.	25,600	287,463
Soshin Electric Co., Ltd.	1,500	7,320
Sotetsu Holdings, Inc. (b)	95,000	317,897
Sotoh Co., Ltd.	3,600	36,907
Space Co., Ltd.	200	1,273
SRA Holdings	1,400	14,245
SRI Sports, Ltd.	3,000	33,395
ST Corp. (b)	3,700	49,897
St. Marc Holdings Co., Ltd.	2,100	83,931
Star Micronics Co., Ltd. (b)	12,200	119,899
Starzen Co., Ltd.	23,000	72,544
Stella Chemifa Corp.	3,500	96,823
Studio Alice Co., Ltd. (b)	2,500	50,626
Subaru Enterprise Co., Ltd.	1,000	3,018
Sugi Holdings Co., Ltd. (b)	14,300	401,312
Sugimoto & Co., Ltd.	3,800	37,860
Sumida Corp.	4,500	39,669
Sumikin Bussan Corp.	37,000	83,545
Suminoe Textile Co., Ltd.	15,000	26,143
Sumiseki Holdings, Inc. (a)	20,200	18,788
Sumisho Computer Systems Corp. (b)	8,700	138,842
Sumitomo Bakelite Co., Ltd. (b)	79,000	420,832
Sumitomo Densetsu Co., Ltd.	6,300	34,243
Sumitomo Forestry Co., Ltd. (b)	60,800	529,874
Sumitomo Light Metal Industries, Ltd. (b)	159,000	140,334
Sumitomo Mitsui Construction Co., Ltd. (a)	45,000	29,902
Sumitomo Osaka Cement Co., Ltd. (b)	176,000	591,521
Sumitomo Pipe & Tube Co., Ltd.	6,700	40,283
Sumitomo Precision Products Co., Ltd. (b)	11,000	73,502
Sumitomo Real Estate Sales Co., Ltd.	4,030	169,834
Sumitomo Seika Chemicals Co., Ltd. (b)	12,000	56,016
Sun-Wa Technos Corp.	1,700	15,479
SWCC Showa Holdings Co., Ltd. (b)	89,000	87,660
SxL Corp. (a)	40,000	53,799
SystemPro Co., Ltd.	62	50,786
T Hasegawa Co., Ltd. (b)	8,700	146,384
T RAD Co., Ltd. (b)	21,000	79,559
T-GAIA Corp. (b)	86	187,721
TAC Co., Ltd.	1,300	3,314
Tachi-S Co., Ltd.	6,400	112,669
Tachibana Eletech Co., Ltd.	4,800	41,925
Tact Home Co., Ltd.	20	17,783
Tadano, Ltd. (b)	57,000	397,071
Taihei Dengyo Kaisha, Ltd.	15,000	95,376
Taihei Kogyo Co., Ltd. (b)	18,000	85,328
Taiheiyo Kouhatsu, Inc.	16,000	13,530
Taiho Kogyo Co., Ltd.	9,300	91,208
Taikisha, Ltd. (b)	14,100	316,849
Taisei Lamick Co., Ltd.	1,300	40,847
Taiyo Ink Manufacturing Co., Ltd. (b)	7,500	207,905
Taiyo Yuden Co., Ltd. (b)	40,000	291,433
TAIYO, Ltd.	5,000	8,043

MSF-100

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Takachiho Koheki Co., Ltd.	400	$4,562
Takagi Securities Co., Ltd.	12,000	10,455
Takamatsu Construction Group Co., Ltd.	6,400	114,704
Takano Co., Ltd.	6,000	39,461
Takaoka Electric Manufacturing Co., Ltd. (b)	17,000	42,831
Takara Holdings, Inc. (b)	79,000	477,474
Takara Printing Co., Ltd.	3,100	24,697
Takara Standard Co., Ltd.	41,000	339,937
Takasago International Corp.	27,000	131,647
Takasago Thermal Engineering Co., Ltd. (b)	25,200	219,200
Takashima & Co., Ltd.	25,000	54,473
Take And Give Needs Co., Ltd.	238	15,439
Takihyo Co., Ltd.	8,000	46,032
Takiron Co., Ltd.	19,000	69,597
Takisawa Machine Tool Co., Ltd.	17,000	20,110
Takuma Co., Ltd. (b)	26,000	106,676
Tamron Co., Ltd. (b)	7,700	242,553
Tamura Corp. (b)	25,000	62,838
Tanseisha Co., Ltd.	8,000	22,785
Tatsuta Electric Wire and Cable Co., Ltd.	13,000	66,032
Tayca Corp.	9,000	38,280
TBK Co., Ltd.	4,000	17,580
Teac Corp. (a)	34,000	13,090
TECHNO ASSOCIE Co., Ltd.	300	2,469
Techno Ryowa, Ltd.	4,800	24,741
Tecmo Koei Holdings Co., Ltd.	12,200	116,635
Teikoku Electric Manufacturing Co., Ltd.	2,800	66,420
Teikoku Piston Ring Co., Ltd. (b)	6,500	78,431
Teikoku Sen-I Co., Ltd.	6,000	38,833
Teikoku Tsushin Kogyo Co., Ltd.	12,000	22,060
Tekken Corp.	37,000	40,326
Temp Holdings Co., Ltd. (b)	7,400	68,450
Ten Allied Co., Ltd.	2,600	9,204
Tenma Corp.	6,200	55,998
Teraoka Seisakusho Co., Ltd.	200	875
The 77 Bank, Ltd. (b)	61,000	275,640
The Aichi Bank, Ltd.	3,700	232,994
The Akita Bank, Ltd. (b)	89,000	290,422
The Aomori Bank, Ltd. (b)	91,000	315,337
The Awa Bank, Ltd. (b)	100,000	689,155
The Bank of Iwate, Ltd. (b)	6,800	340,025
The Bank of Nagoya, Ltd.	76,000	264,400
The Bank of Okinawa, Ltd.	8,000	369,414
The Bank of Saga, Ltd. (b)	65,000	178,231
The Chiba Kogyo Bank, Ltd. (a)	14,500	88,390
The Chukyo Bank, Ltd. (b)	48,000	125,700
The Daiei, Inc. (a) (b)	37,400	137,206
The Daisan Bank, Ltd.	61,000	149,047
The Daishi Bank, Ltd.	167,000	570,641
The Daito Bank, Ltd.	46,000	34,891
The Ehime Bank, Ltd.	60,000	184,565
The Eighteenth Bank, Ltd.	77,000	233,039
The Fukui Bank, Ltd.	99,000	329,149
The Fukushima Bank, Ltd.	71,000	35,709
The Higashi-Nippon Bank, Ltd.	61,000	133,575
The Higo Bank, Ltd.	80,000	481,841
The Hokkoku Bank, Ltd.	124,000	462,901
The Hokuetsu Bank, Ltd.	87,000	187,978
The Hyakugo Bank, Ltd.	109,000	463,588

Security Description	Shares	Value

Japan—(Continued)
The Hyakujushi Bank, Ltd. (b)	113,000	$515,797
The Japan Wool Textile Co., Ltd.	26,000	233,394
The Juroku Bank, Ltd.	157,000	516,528
The Kagoshima Bank, Ltd. (b)	77,000	559,625
The Keihin Co., Ltd.	15,000	18,004
The Keiyo Bank, Ltd.	115,000	621,908
The Kita-Nippon Bank, Ltd.	2,800	77,391
The Maruetsu, Inc. (a)	20,000	69,601
The Michinoku Bank, Ltd.	35,000	75,986
The Mie Bank, Ltd.	38,000	98,820
The Minato Bank, Ltd.	78,000	148,439
The Miyazaki Bank, Ltd.	68,000	160,919
The Musashino Bank, Ltd.	14,400	515,028
The Nagano Bank, Ltd.	32,000	73,567
The Nanto Bank, Ltd. (b)	98,000	586,483
The Nippon Road Co., Ltd.	25,000	66,973
The Nippon Synthetic Chemical Industry Co., Ltd. (b)	14,000	72,965
The Nisshin Oillio Group, Ltd. (b)	53,000	254,271
The Ogaki Kyoritsu Bank, Ltd.	143,000	494,789
The Oita Bank, Ltd.	72,000	241,049
The Okinawa Electric Power Co., Inc.	7,800	349,154
The Pack Corp.	4,500	73,716
The Sankei Building Co., Ltd.	13,300	64,749
The Shibusawa Warehouse Co., Ltd.	12,000	38,233
The Shiga Bank, Ltd. (b)	96,000	660,896
The Shikoku Bank, Ltd.	87,000	357,930
The Shimizu Bank, Ltd.	3,400	151,750
The Sumitomo Warehouse Co., Ltd.	65,000	299,873
The Taiko Bank, Ltd. (b)	22,000	68,852
The Tochigi Bank, Ltd.	44,000	170,554
The Toho Bank, Ltd.	89,000	247,191
The Tohoku Bank, Ltd.	41,000	70,237
The Tokyo Tomin Bank, Ltd.	13,500	175,972
The Torigoe Co., Ltd.	6,700	63,097
The Tottori Bank, Ltd.	29,000	65,651
The Towa Bank, Ltd.	101,000	128,677
The Yachiyo Bank, Ltd.	6,400	182,124
The Yamagata Bank, Ltd. (b)	66,000	360,982
The Yamanashi Chuo Bank, Ltd.	66,000	303,430
The Yasuda Warehouse Co., Ltd.	6,600	42,042
Tigers Polymer Corp.	2,200	9,938
Titan Kogyo KK (a) (b)	10,000	50,356
TKC	5,700	119,185
TOA Corp.	84,000	147,526
TOA Oil Co., Ltd.	20,000	24,155
TOA Road Corp.	16,000	30,348
Toabo Corp.	13,000	8,527
Toagosei Co., Ltd.	94,000	459,944
Tobishima Corp. (a)	42,300	45,041
Tobu Store Co., Ltd.	11,000	37,312
TOC Co., Ltd. (b)	25,600	123,140
Tocalo Co., Ltd.	3,900	75,768
Toda Corp.	103,000	404,210
Toda Kogyo Corp. (b)	10,000	79,412
Toei Co., Ltd.	25,000	122,855
Toenec Corp.	14,000	83,842
Toho Co., Ltd.	13,000	53,225
Toho Holdings Co., Ltd. (b)	22,000	269,794

MSF-101

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Toho Real Estate Co., Ltd.	5,700	$30,443
Toho Titanium Co., Ltd. (b)	12,900	214,170
Toho Zinc Co., Ltd. (b)	56,000	207,848
Tohto Suisan Co., Ltd.	8,000	12,997
Tokai Carbon Co., Ltd. (b)	91,000	451,922
TOKAI Holdings Corp. (a)	14,000	74,810
Tokai Lease Co., Ltd.	9,000	19,714
Tokai Rika Co., Ltd. (b)	1,500	27,020
Tokai Rubber Industries, Inc.	18,100	251,139
Tokai Tokyo Securities Co., Ltd.	96,000	291,739
Token Corp. (b)	3,280	130,048
Toko Electric Corp.	4,000	17,573
Toko, Inc. (b)	21,000	40,279
Tokushu Tokai Holdings Co., Ltd.	50,000	99,427
Tokuyama Corp. (b)	110,000	380,868
Tokyo Dome Corp.	78,000	178,394
Tokyo Electron Device, Ltd.	18	34,739
Tokyo Energy & Systems, Inc.	9,000	42,461
Tokyo Individualized Educational Institute, Inc.	5,300	8,642
Tokyo Kaikan Co., Ltd.	3,000	11,732
Tokyo Keiki, Inc.	28,000	43,635
Tokyo Kikai Seisakusho, Ltd.	18,000	12,640
Tokyo Ohka Kogyo Co., Ltd. (b)	17,600	354,910
Tokyo Rakutenchi Co., Ltd.	14,000	50,001
Tokyo Rope Manufacturing Co., Ltd. (b)	57,000	122,785
Tokyo Sangyo Co., Ltd.	7,000	23,265
Tokyo Seimitsu Co. (b)	17,500	303,230
Tokyo Steel Manufacturing Co., Ltd. (b)	24,500	232,704
Tokyo Tatemono Co., Ltd. (b)	143,000	434,666
Tokyo Tatemono Real Estate Sales Co., Ltd.	2,400	7,199
Tokyo Tekko Co., Ltd.	25,000	70,927
Tokyo Theatres Co., Inc.	24,000	35,620
Tokyotokeiba Co., Ltd.	59,000	82,914
Tokyu Community Corp. (b)	1,200	40,075
Tokyu Construction Co., Ltd.	25,310	76,537
Tokyu Livable, Inc.	5,500	49,115
Toli Corp.	16,000	30,562
Tomato Bank, Ltd.	39,000	71,951
Tomen Devices Corp.	1,300	31,836
Tomen Electronics Corp.	3,400	41,294
Tomoe Corp.	9,600	35,087
Tomoe Engineering Co., Ltd.	1,500	28,193
Tomoegawa Co., Ltd.	11,000	25,259
Tomoku Co., Ltd.	37,000	109,158
TOMONY Holdings, Inc. (a) (b)	65,300	294,862
Tomy Co., Ltd.	25,900	201,868
TONAMI HOLDINGS Co., Ltd.	32,000	70,994
Topcon Corp. (b)	18,000	88,952
Toppan Forms Co., Ltd.	22,200	177,443
Topre Corp.	12,700	125,633
Topy Industries, Ltd. (b)	81,000	194,396
Toridoll.corp.	5,200	48,082
Torii Pharmaceutical Co., Ltd. (b)	5,600	115,282
Torishima Pump Manufacturing Co., Ltd. (b)	9,100	127,749
Tosei Corp. (b)	78	21,152
Toshiba Machine Co., Ltd. (b)	51,000	212,631
Toshiba Plant Systems & Services Corp. (b)	19,000	188,144
Toshiba TEC Corp.	56,000	209,714
Tosho Printing Co., Ltd.	7,000	14,323

Security Description	Shares	Value

Japan—(Continued)
Totetsu Kogyo Co., Ltd.	10,000	$83,610
Touei Housing Corp. (b)	6,055	62,644
Toukei Computer Co., Ltd.	2,200	31,565
Tow Co., Ltd.	600	3,487
Towa Corp.	8,400	36,260
Towa Pharmaceutical Co., Ltd. (b)	4,300	197,643
Toyo Construction Co., Ltd. (a) (b)	73,000	75,561
Toyo Corp. (b)	11,200	126,929
Toyo Electric Manufacturing Co., Ltd. (b)	12,000	60,345
Toyo Engineering Corp.	58,000	192,759
Toyo Ink Manufacturing Co., Ltd.	84,000	331,430
Toyo Kanetsu K K	32,000	63,873
Toyo Kohan Co., Ltd.	20,000	85,413
Toyo Securities Co., Ltd.	20,000	29,405
Toyo Sugar Refining Co., Ltd.	9,000	10,870
Toyo Tanso Co., Ltd. (b)	5,000	207,666
Toyo Tire & Rubber Co., Ltd.	82,000	204,845
Toyo Wharf & Warehouse Co., Ltd.	21,000	37,186
Toyobo Co., Ltd.	294,000	429,703
Trancom Co., Ltd.	1,400	28,537
Trans Cosmos, Inc.	6,600	79,536
Trinity Industrial Corp.	1,000	3,843
Trusco Nakayama Corp. (b)	8,000	164,469
TS Tech Co., Ltd. (b)	19,400	283,272
TSI Holdings Co., Ltd. (a)	38,405	221,649
Tsubakimoto Chain Co	69,000	359,282
Tsubakimoto Kogyo Co., Ltd.	1,000	2,691
Tsudakoma Corp.	13,000	24,583
Tsugami Corp. (b)	15,000	58,845
Tsukishima Kikai Co., Ltd. (b)	7,000	60,483
Tsukuba Bank, Ltd.	33,500	124,638
Tsuruha Holdings, Inc.	6,200	344,192
Tsurumi Manufacturing Co., Ltd.	10,000	83,743
Tsutsumi Jewelry Co., Ltd.	3,800	92,444
Tsuzuki Denki Co., Ltd.	6,000	59,129
TTK Co., Ltd.	1,000	4,832
TV Asahi Corp.	100	162,241
TV Tokyo Holdings Corp.	2,900	42,710
TYK Corp.	6,000	13,312
U-Shin, Ltd.	8,700	70,488
Ube Material Industries, Ltd.	13,000	44,587
Uchida Yoko Co., Ltd. (b)	16,000	42,792
Ueki Corp.	11,000	23,985
UKC Holdings Corp.	3,500	37,190
ULVAC, Inc. (b)	21,000	279,830
Umenohana Co., Ltd.	9	18,942
Unicafe, Inc.	700	3,157
Uniden Corp.	23,000	83,261
Unihair Co., Ltd.	10,600	98,388
Union Tool Co. (b)	4,200	73,113
Unipres Corp. (b)	13,100	353,120
United Arrows, Ltd. (b)	9,300	177,261
Unitika, Ltd. (b)	145,000	85,481
Universe Co., Ltd.	800	19,470
Uoriki Co., Ltd.	1,500	18,223
UTOC Corp.	5,100	17,729
Valor Co., Ltd. (b)	8,700	148,898
Vital KSK Holdings, Inc. (b)	11,900	104,254
Wacom Co., Ltd.	114	132,681

MSF-102

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Wakachiku Construction Co., Ltd. (a) (b)	34,000	$47,335
Wakamoto Pharmaceutical Co., Ltd.	9,000	30,236
Warabeya Nichiyo Co., Ltd.	4,500	59,642
Watabe Wedding Corp.	2,600	20,954
WATAMI Co., Ltd. (b)	9,800	241,694
Weathernews, Inc.	1,300	41,696
Wood One Co., Ltd.	16,000	64,470
Xebio Co., Ltd.	10,300	261,873
Y.A.C. Co., Ltd.	3,000	24,581
Yahagi Construction Co., Ltd.	10,300	56,508
Yaizu Suisankagaku Industry Co., Ltd.	3,400	33,866
YAMABIKO Corp.	2,200	27,406
Yamaichi Electronics Co., Ltd. (b)	8,200	20,927
Yamatane Corp.	20,000	31,933
Yamato Corp.	8,000	34,515
Yamazen Corp. (b)	17,000	126,162
Yaoko Co., Ltd. (b)	2,700	102,146
Yellow Hat, Ltd.	7,900	105,103
Yodogawa Steel Works, Ltd.	65,000	298,167
Yokogawa Bridge Holdings Corp.	13,000	77,614
Yokohama Reito Co., Ltd. (b)	18,900	143,562
Yokowo Co., Ltd.	5,000	30,457
Yomeishu Seizo Co., Ltd.	6,000	59,126
Yomiuri Land Co., Ltd.	13,000	45,299
Yondenko Corp.	12,000	51,727
Yonekyu Corp.	6,500	50,764
Yonex Co., Ltd.	5,900	38,475
Yorozu Corp.	3,500	90,223
Yoshinoya Holdings Co., Ltd. (b)	203	263,917
Yuasa Trading Co., Ltd.	58,000	84,087
Yuken Kogyo Co., Ltd.	6,000	13,385
Yuki Gosei Kogyo Co., Ltd.	6,000	13,393
Yukiguni Maitake Co., Ltd.	7,600	37,212
Yurtec Corp.	15,000	75,889
Yusen Air & Service Co., Ltd. (b)	8,100	107,290
Yushin Precision Equipment Co., Ltd.	3,300	62,276
Yushiro Chemical Industry Co., Ltd.	2,700	34,398
Zenrin Co., Ltd.	6,900	68,111
Zensho Co., Ltd. (b)	31,200	439,526
ZERIA Pharmaceutical Co., Ltd. (b)	8,000	136,442
Zuken, Inc.	7,200	51,874

		148,086,240

Netherlands—1.8%
Aalberts Industries NV	37,952	568,218
Accell Group NV	6,480	147,511
AMG Advanced Metallurgical Group NV (a) (b)	12,959	130,583
Amsterdam Commodities NV	5,795	74,787
Arcadis NV (b)	23,829	437,221
ASM International NV (b)	23,464	585,563
BE Semiconductor Industries NV (a)	14,355	88,664
Beter BED Holding NV	7,382	134,739
BinckBank NV	19,500	214,871
Brunel International NV	3,696	119,049
CSM NV	31,110	616,025
Delta Lloyd NV	13,917	220,662
Exact Holding NV	4,879	114,730
Grontmij NV	5,839	82,373
Heijmans NV	7,291	97,150

Security Description	Shares	Value

Netherlands—(Continued)
Hunter Douglas NV	161	$6,452
ICT Automatisering NV	1,424	7,605
Imtech NV (b)	36,285	1,023,838
Kardan NV	10,609	26,875
KAS Bank NV	5,561	63,152
Kendrion NV	2,301	51,038
Koninklijke BAM Groep NV	98,246	394,560
Koninklijke Wessanen NV	28,553	128,322
Macintosh Retail Group NV	4,319	74,454
Mediq NV	25,451	386,184
Nederland Apparatenfabriek	697	17,628
Nutreco Holdings NV	16,095	1,007,421
Ordina NV (b)	19,632	37,630
Pharming Group NV (a)	42,017	5,366
PostNL NV	97,988	430,740
Punch Graphix NV	10,815	39,254
SBM Offshore NV	48,807	849,623
Sligro Food Group NV	9,470	319,205
SNS Reaal NV (a)	64,393	160,529
Telegraaf Media Groep NV	7,444	99,294
Ten Cate NV	12,841	396,625
TKH Group NV	13,316	269,319
TomTom NV (a) (b)	59,637	210,760
Unit 4 Agresso NV	10,639	260,900
USG People NV	29,435	244,410
Wavin NV	14,004	107,970

		10,251,300

New Zealand—0.9%
Abano Healthcare Group, Ltd.	880	2,760
Air New Zealand, Ltd. (b)	152,224	126,477
Auckland International Airport, Ltd.	373,447	653,005
Cavalier Corp., Ltd.	7,259	17,748
Ebos Group, Ltd.	13,074	65,518
Fisher & Paykel Appliances Holdings, Ltd.	203,400	69,391
Fisher & Paykel Healthcare Corp., Ltd.	206,789	395,772
Freightways, Ltd.	67,366	164,338
Hallenstein Glasson Holdings, Ltd.	8,115	21,061
Heartland New Zealand, Ltd. (a)	72,313	27,159
Infratil, Ltd. (b)	399,354	541,225
Mainfreight, Ltd.	34,053	252,271
Methven, Ltd.	14,148	14,968
Michael Hill International, Ltd.	68,524	42,339
Millennium & Copthorne Hotels New Zealand, Ltd.	26,384	7,592
New Image Group, Ltd.	10,000	1,688
New Zealand Oil & Gas, Ltd. (a)	164,407	82,137
Nuplex Industries, Ltd. (b)	100,359	215,535
NZX, Ltd.	28,380	50,844
Opus International Consultants, Ltd.	4,000	5,709
PGG Wrightson, Ltd.	58,545	17,884
Pike River Coal, Ltd. (a) (c)	82,575	0
Port of Tauranga, Ltd.	38,167	286,177
Pumpkin Patch, Ltd.	1,682	1,047
Pyne Gould Corp, Ltd. (a)	72,313	14,363
Rakon, Ltd. (a)	61,576	30,374
Restaurant Brands New Zealand, Ltd.	29,341	47,194
Rubicon, Ltd. (a)	7,442	2,216
Ryman Healthcare, Ltd.	140,150	272,769
Sanford, Ltd.	314	1,204

MSF-103

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

New Zealand—(Continued)
Sky City Entertainment Group, Ltd.	290,907	$737,092
Sky Network Television, Ltd. (b)	103,256	427,613
The New Zealand Refining Co., Ltd.	27,432	66,731
The Warehouse Group, Ltd.	53,130	129,438
Tower, Ltd. (a)	94,157	99,913
TrustPower, Ltd.	6,058	32,855
Vector, Ltd.	163,940	320,289
Xero, Ltd.	16,739	34,204

		5,278,900

Norway—1.1%
ABG Sundal Collier Holdings ASA	62,644	43,591
Acta Holding ASA	38,672	10,678
Aktiv Kapital ASA	6,503	28,069
Algeta ASA (a) (b)	8,710	257,478
Atea ASA (a)	30,832	246,211
Austevoll Seafood ASA	48,445	168,382
Bonheur ASA	1,216	24,597
BW Offshore, Ltd. (a)	176,208	308,601
BWG Homes ASA	22,434	48,304
Camillo Eitzen & Co.ASA	4,200	672
Cermaq ASA	23,389	252,104
Clavis Pharma ASA (a)	5,966	36,071
Copeinca ASA (a)	12,800	75,506
Deep Sea Supply plc (a)	29,299	36,125
Det Norske Oljeselskap ASA (a)	16,662	134,524
DNO International ASA (b)	428,941	396,107
Dockwise, Ltd. (a)	5,181	65,633
DOF ASA (b)	24,849	114,473
EDB ErgoGroup ASA (a)	14,516	22,223
Eitzen Chemical ASA (a)	123,576	3,767
Ekornes ASA	10,698	188,237
Electromagnetic GeoServices ASA (a)	26,682	50,687
Eltek ASA (a)	110,853	57,728
Farstad Shipping ASA	4,463	102,710
Fornebu Utvikling ASA (a)	23,930	6,902
Ganger Rolf ASA (b)	7,335	130,107
Golar LNG, Ltd. (b)	8,164	266,997
Golden Ocean Group, Ltd.	157,298	107,742
Grieg Seafood ASA (a)	7,998	7,362
Hurtigruten ASA (a)	45,999	24,922
Kongsberg Automotive ASA	93,035	38,493
Leroy Seafood Group ASA	4,680	65,732
Nordic Semiconductor ASA (b)	45,700	78,266
Norse Energy Corp. ASA (a)	126,973	1,920
Norske Skogindustrier ASA (b)	55,522	39,491
Northern Offshore, Ltd. (a)	24,319	40,817
Norwegian Air Shuttle AS (a) (b)	8,200	85,329
Norwegian Energy Co. AS (a) (b)	94,405	65,077
Odfjell SE (Series A)	1,800	10,446
Opera Software ASA	20,389	90,473
Panoro Energy ASA (a)	12,697	7,729
PhotoCure ASA (a)	1,700	10,555
Pronova BioPharma AS (a)	69,784	72,862
ProSafe SE (b)	104,109	680,001
Q-Free ASA (a)	8,500	22,987
Salmar ASA	5,170	29,145
Scana Industrier	51,722	23,148
Seabird Exploration, Ltd. (a)	10,616	399

Security Description	Shares	Value

Norway—(Continued)
Sevan Marine ASA (a) (b)	169,147	$13,708
Siem Offshore, Inc. (a)	69,216	99,524
Solstad Offshore ASA	5,597	80,709
Songa Offshore SE (a)	82,163	255,660
SpareBank 1 SMN	32,946	220,021
Stolt-Nielsen, Ltd. (b)	3,800	70,471
Tomra Systems ASA	67,216	436,250
TTS Group ASA	2,101	3,401
Veidekke ASA	57,200	349,069
Wilh Wilhelmsen Holding ASA	4,905	103,748

		6,211,941

Portugal—0.4%
Altri SGPS S.A.	50,886	77,521
Banco BPI S.A. (b)	138,717	126,828
Banco Comercial Portugues S.A. (b)	1,568,798	408,571
Banif S.A. (b)	45,433	24,939
Brisa Auto-Estradas de Portugal S.A.	79,215	281,735
Impresa SGPS (a) (b)	3,990	2,353
Inapa-Invest Particip Gesta	63,187	12,842
Mota Engil SGPS S.A.	25,520	35,136
Novabase SGPS S.A. (a)	7,827	25,702
Portucel Empresa Produtora de Pasta e Papel S.A.	134,184	314,131
REN—Redes Energeticas Nacionais S.A.	92,387	261,968
S.A.G GEST-Solucoes Automovel Globais SGPS S.A.	14,436	9,873
Semapa-Sociedade de Investimento e Gestao	26,294	184,204
Sonae Industria SGPS S.A. (a) (b)	24,230	27,180
Sonae SGPS S.A.	597,292	418,449
Sonaecom SGPS S.A. (a)	46,831	70,645
Teixeira Duarte S.A.	103,277	33,220
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	85,005	258,631

		2,573,928

Singapore—1.3%
Abterra, Ltd. (a) (b)	37,720	28,172
Armstrong Industrial Corp., Ltd.	88,000	15,343
Asiasons Capital, Ltd. (a)	71,000	9,820
ASL Marine Holdings, Ltd.	105,000	39,143
Ausgroup, Ltd.	165,000	40,183
Baker Technology, Ltd.	93,000	18,258
Banyan Tree Holdings, Ltd.	155,000	68,788
Biosensors International Group, Ltd. (a)	381,000	354,548
Bonvests Holdings, Ltd.	18,000	12,513
Boustead Singapore, Ltd.	80,000	49,841
Breadtalk Group, Ltd.	15,000	5,400
Broadway Industrial Group, Ltd.	70,000	17,090
Bukit Sembawang Estates, Ltd.	56,000	158,591
Bund Center Investment, Ltd. (a)	552,000	71,924
Cerebos Pacific, Ltd.	69,000	251,455
CH Offshore, Ltd.	70,000	19,662
China Aviation Oil Singapore Corp., Ltd.	91,000	61,893
China Energy, Ltd.	316,000	12,217
China Merchants Holdings Pacific, Ltd.	1,000	445
Chip Eng Seng Corp., Ltd.	141,000	36,936
Chuan Hup Holdings, Ltd.	125,000	18,918
Creative Technology, Ltd.	22,600	46,603

MSF-104

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
CSC Holdings, Ltd.	175,000	$13,396
CSE Global, Ltd. (a) (b)	204,000	128,178
CWT, Ltd.	78,000	55,924
Delong Holdings, Ltd.	91,000	21,791
Etika International Holdings, Ltd.	29,000	6,562
Eu Yan Sang International, Ltd.	65,000	37,159
Ezion Holdings, Ltd. (b)	127,000	46,171
Ezra Holdings, Ltd. (b)	256,799	164,606
Falcon Energy Group, Ltd.	116,000	15,870
First Resources, Ltd. (b)	155,000	144,452
FJ Benjamin Holdings, Ltd.	83,000	20,524
Food Empire Holdings, Ltd.	43,000	11,236
Fragrance Group, Ltd.	676,000	148,450
Freight Links Express Holdings, Ltd.	144,000	5,984
Gallant Venture, Ltd. (a) (b)	241,000	50,034
GK Goh Holdings, Ltd.	12,000	6,404
Goodpack, Ltd.	141,000	163,892
GP Batteries International, Ltd.	21,000	16,900
GP Industries, Ltd.	49,000	16,348
GuocoLeisure, Ltd.	187,000	83,348
Guthrie GTS, Ltd.	64,000	21,450
Healthway Medical Corp., Ltd.	438,750	27,439
HG Metal Manufacturing, Ltd.	38,000	2,318
Hi-P International, Ltd. (b)	125,000	49,723
Hiap Seng Engineering, Ltd.	39,500	7,955
Ho Bee Investment, Ltd. (b)	143,000	144,863
Hong Fok Corp., Ltd.	122,000	37,944
Hong Leong Asia, Ltd.	50,000	56,971
Hotel Grand Central, Ltd.	1,000	545
Hotel Properties, Ltd.	98,000	152,679
HTL International Holdings, Ltd.	69,000	17,952
HupSteel, Ltd.	111,000	15,167
Hwa Hong Corp., Ltd.	88,000	29,586
Hyflux, Ltd. (b)	248,500	282,122
Indofood Agri Resources, Ltd. (a)	153,000	142,614
Informatics Education, Ltd.	123,000	4,837
InnoTek, Ltd.	88,000	22,394
Jaya Holdings, Ltd.	154,000	55,638
JES International Holdings, Ltd. (a)	233,000	29,405
Jiutian Chemical Group, Ltd.	213,000	4,690
K1 Ventures, Ltd. (a)	483,000	40,061
Keppel Telecommunications & Transportation, Ltd.	67,000	61,957
LC Development, Ltd.	95,200	10,318
Li Heng Chemical Fibre Technologies, Ltd. (b)	309,000	28,911
Lion Asiapac, Ltd.	92,000	13,080
Manhattan Resources, Ltd.	83,000	60,699
Memstar Technology, Ltd.	142,000	4,283
Mercator Lines Singapore, Ltd.	70,000	6,467
Metro Holdings, Ltd.	199,600	99,282
MFS Technology, Ltd.	35,000	1,883
Midas Holdings, Ltd. (b)	370,000	104,374
MobileOne, Ltd.	170,000	318,505
Nam Cheong, Ltd.	212,000	19,450
Next -Generation Satellite Co.	421,000	4,478
NSL, Ltd.	15,000	14,451
Oceanus Group, Ltd. (b)	364,000	34,622
OKP Holdings, Ltd.	17,000	7,176
Orchard Parade Holdings, Ltd.	79,255	78,542
OSIM International, Ltd. (a)	109,000	89,449

Security Description	Shares	Value

Singapore—(Continued)
Otto Marine, Ltd.	181,000	$18,561
Pan Pacific Hotels Group, Ltd.	84,000	125,146
Pan-United Corp., Ltd.	68,000	21,779
Petra Foods, Ltd.	90,000	121,042
PSC Corp., Ltd.	19,000	2,748
QAF, Ltd.	91,492	39,139
Raffles Education Corp., Ltd. (b)	257,479	87,364
Raffles Medical Group, Ltd.	101,207	173,607
Riverstone Holdings, Ltd.	20,000	5,976
Rotary Engineering, Ltd. (b)	71,000	31,472
Roxy-Pacific Holdings, Ltd.	106,000	32,195
Sapphire Corp., Ltd.	26,000	3,568
SBS Transit, Ltd.	11,500	14,878
SC Global Developments, Ltd.	115,000	98,960
Sim Lian Group, Ltd.	37,500	14,190
Sinarmas Land, Ltd.	814,000	135,180
Singapore Post, Ltd.	489,544	384,648
Singapore Reinsurance Corp., Ltd.	1,000	208
Sinostar PEC Holdings, Ltd. (a)	43,000	4,671
Sinotel Technologies, Ltd. (a)	128,000	12,328
Spice i2i, Ltd.	1,662,000	57,430
Stamford Land Corp., Ltd.	188,000	67,117
Sunningdale Tech, Ltd.	157,000	11,154
SunVic Chemical Holdings, Ltd.	58,000	22,919
Super Coffeemix Manufacturing, Ltd. (b)	66,000	79,072
Swiber Holdings, Ltd. (a)	100,000	38,541
Swissco Holdings, Ltd. (a)	46,000	6,831
Tat Hong Holdings, Ltd.	107,000	56,418
Technics Oil & Gas, Ltd.	39,000	25,109
Thakral Corp., Ltd.	197,000	3,768
The Hour Glass, Ltd.	3,000	2,481
Tiger Airways Holdings, Ltd. (a) (b)	159,000	99,794
Tiong Woon Corp. Holding, Ltd.	37,000	5,695
Transcu Group, Ltd. (c)	388,000	14,909
Tuan Sing Holdings, Ltd. (b)	219,657	43,331
UMS Holdings, Ltd.	91,000	19,609
United Engineers, Ltd.	96,000	130,504
United Envirotech, Ltd.	94,000	21,023
United Fiber System, Ltd.	426,950	8,141
United Overseas Insurance, Ltd.	4,000	9,683
UOB-Kay Hian Holdings, Ltd.	118,000	137,727
Venture Corp., Ltd.	30,000	152,898
WBL Corp, Ltd.	2,000	4,765
Wee Hur Holdings, Ltd.	72,000	14,513
Wheelock Properties S, Ltd.	104,000	129,259
Wing Tai Holdings, Ltd.	209,000	194,137
Yongnam Holdings, Ltd. (b)	388,000	69,230

		7,352,970

Spain—2.1%
Abengoa S.A. (b)	18,306	391,428
Almirall S.A. (a)	33,385	236,414
Amper S.A.	8,248	24,077
Antena 3 de Television S.A. (b)	35,378	206,687
Azkoyen S.A. (a) (b)	1,608	3,771
Banco de Sabadell S.A. (b)	4,965	17,851
Banco de Valencia S.A. (b)	47,668	49,335
Banco Pastor S.A. (b)	58,590	226,541
Bankinter S.A. (b)	136,629	747,024

MSF-105

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Spain—(Continued)
Baron de Ley (a)	1,446	$82,624
Bolsas y Mercados Espanoles (b)	31,742	855,710
Caja de Ahorros del Mediterraneo (b)	14,621	33,732
Campofrio Alimentacion S.A. (b)	11,649	99,415
Cementos Portland Valderrivas S.A. (b)	6,923	97,439
Cie Automotive S.A. (a)	5,830	44,413
Codere S.A. (a)	4,587	43,677
Construcciones y Auxiliar de Ferrocarriles S.A.	858	436,757
Dinamia Capital Privado Sociedad de Capital Riesgo S.A.	3,065	18,939
Duro Felguera S.A.	44,406	279,514
Ebro Puleva S.A.	38,664	662,177
Elecnor S.A.	2,146	25,957
Ercros S.A. (a)	44,217	47,726
Faes Farma S.A.	60,367	108,312
Fersa Energias Renovables S.A. (b)	1,518	1,673
Fluidra S.A.	6,360	20,298
Fomento de Construcciones y Contratas S.A. (b)	14,562	361,255
Gamesa Corp. Tecnologica S.A. (b)	57,359	258,378
General de Alquiler de Maquinaria S.A. (a) (b)	3,636	3,823
Grifols S.A. (b)	73,568	1,381,438
Grupo Catalana Occidente S.A.	26,168	431,061
Grupo Empresarial Ence S.A. (b)	56,797	146,312
Grupo Ezentis S.A. (a)	61,530	12,869
Iberpapel Gestion S.A.	77	1,283
Immobiliaria Colonial S.A. (a)	10,263	41,597
Indra Sistemas S.A. (b)	42,586	615,431
Jazztel plc (a)	81,151	402,239
La Seda de Barcelona S.A. (b)	1,701,904	152,529
Laboratorios Farmaceuticos Rovi S.A.	2,329	16,224
Mediaset Espana Comunicacion S.A.	16,450	93,761
Melia Hotels International S.A. (b)	33,769	223,571
Miquel y Costas & Miquel S.A.	3,963	118,350
Natra S.A.	7,533	10,065
Natraceutical S.A. (a) (b)	55,038	13,327
NH Hoteles S.A. (b)	53,239	220,487
Obrascon Huarte Lain S.A.	20,932	515,797
Papeles y Cartones de Europa S.A.	15,147	58,118
Pescanova S.A.	4,300	137,404
Prim S.A. (b)	3,013	17,108
Promotora de Informaciones S.A. (b)	108,971	117,129
Prosegur Cia de Seguridad S.A. (b)	8,913	379,968
Quabit Inmobiliaria S.A.	89,523	15,275
Realia Business S.A.	74,911	108,527
Renta Corp. Real Estate S.A.	1,182	1,452
Reyal Urbis S.A. (a)	5,483	4,274
Sacyr Vallehermoso S.A. (a) (b)	17,079	95,132
Service Point Solutions S.A.	38,109	13,845
Sociedad Nacional de Industrias Apicaciones Celulosa Espanola S.A. (a) (b)	34,412	52,666
Solaria Energia y Medio Ambiente S.A. (a) (b)	9,888	20,220
SOS Cuetara S.A. (b)	83,033	32,100
Tecnicas Reunidas S.A. (b)	12,044	386,000
Telecomunicaciones y Energia (a)	13,592	26,282
Tubacex S.A. (b)	33,247	79,152
Tubos Reunidos S.A. (b)	52,975	107,667
Unipapel S.A.	759	12,228
Vidrala S.A.	9,135	229,424
Viscofan S.A.	15,913	575,917

Security Description	Shares	Value

Spain—(Continued)
Vocento S.A.	5,362	$14,313
Vueling Airlines S.A.	3,389	25,601
Zeltia S.A. (b)	53,143	109,107

		12,400,197

Sweden—2.7%
AarhusKarlshamn AB	12,245	290,310
Acando AB	32,257	64,826
Active Biotech AB (a)	18,241	81,506
AddNode AB	1,849	7,109
AddTech AB	5,772	111,509
AF AB	19,056	278,781
Alliance Oil Co., Ltd. (a)	10,853	115,906
Atrium Ljungberg AB	424	4,071
Avanza Bank Holding AB	5,974	142,716
Axfood AB	11,044	378,861
Axis Communications AB	20,453	336,096
B&B Tools AB	9,673	74,176
BE Group AB	10,981	36,889
Beijer AB G&L	2,929	89,306
Beijer Alma AB	9,053	141,083
Beijer Electronics AB	2,919	24,173
Betsson AB (a)	8,389	157,646
Bilia AB	5,811	74,192
Billerud AB	52,200	352,437
BioGaia AB (a)	5,910	133,530
Biolnvent International AB (a)	11,992	29,657
Biotage AB (a)	9,068	6,215
Bjoern Borg AB	2,916	15,684
Bure Equity AB	31,168	85,696
Castellum AB	45,555	558,143
Cision AB	1,525	8,248
Clas Ohlson AB (b)	11,109	121,377
Concentric AB (a)	9,679	41,689
Concordia Maritime AB	4,217	8,004
Connecta AB	901	8,280
CyberCom Group Europe AB (a)	726	1,228
Diamyd Medical AB (a)	4,923	6,397
Duni AB	14,173	107,323
East Capital Explorer AB (a)	7,088	54,308
Elekta AB (b)	30,405	1,146,630
Enea AB (a)	3,097	11,754
Eniro AB (b)	24,878	48,551
Etrion Corp. (a) (b)	21,649	12,422
Fabege AB	37,757	286,774
Fagerhult AB	1,178	23,937
Fastighets AB Balder	7,756	27,966
Gunnebo AB	15,128	62,919
Hakon Invest AB	23,102	324,367
Haldex AB	9,679	36,269
Hexpol AB (b)	7,983	147,787
HIQ International AB	17,897	66,640
HMS Networks AB	709	9,120
Hoganas AB	11,519	308,294
Holmen AB (Series B)	21,237	530,126
Hufvudstaden AB	15,492	150,823
Husqvarna AB (Series A)	2,736	11,078
Husqvarna AB (Series B)	53,713	218,125
Industrial & Financial Systems	11,624	152,900

MSF-106

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
Indutrade AB	5,365	$128,457
Intrum Justitia AB	32,031	394,260
JM AB	35,928	461,940
KappAhl Holding AB (b)	21,043	42,608
Karo Bio AB (a)	21,346	2,908
Klovern AB	22,837	83,452
KNOW IT AB	3,311	24,455
Kungsleden AB	43,950	300,104
Lagercrantz AB	2,740	17,566
Lindab International AB	22,825	144,311
Loomis AB	24,208	284,938
Lundin Petroleum AB (a)	61,778	1,049,390
Meda AB	71,244	653,015
Medivir AB (a)	5,870	77,990
Mekonomen AB	6,772	211,248
Micronic Laser Systems AB (a)	28,856	40,247
NCC AB (Series A)	810	13,079
NCC AB (Series B)	35,132	573,558
Net Entertainment NE AB	6,150	50,627
Net Insight AB (a)	90,019	26,252
New Wave Group AB	10,445	36,637
Nibe Industrier AB	39,620	572,450
Nobia AB (b)	60,813	209,847
Nolato AB	4,716	33,640
Nordic Mines AB (a)	2,720	19,690
Nordnet AB	17,111	38,044
ORC Software AB (b)	5,501	37,213
Orexo AB (a)	4,400	18,323
Oriflame Cosmetics S.A. (b)	4,299	156,069
PA Resources AB (a)	119,684	33,963
Peab AB	69,554	340,895
Pricer AB	6,072	7,793
Proact IT Group AB	347	6,537
Proffice AB (a)	32,500	95,815
RaySearch Laboratories AB	612	1,262
Rederi AB Transatlantic	6,507	14,895
Rezidor Hotel Group AB	35,478	103,625
rnb Retail and Brands AB	29,440	10,119
Saab AB	18,656	337,207
Sagax AB	770	17,532
SAS AB (a) (b)	62,080	98,620
Seco Tools	5,101	54,857
Sectra AB	2,268	13,900
Securitas AB	18,508	135,709
SkiStar AB	7,864	106,716
SSAB AB (Series A) (b)	10,365	77,159
SSAB AB (Series B)	1,328	8,818
Studsvik AB	3,095	16,037
Sweco AB	15,485	127,960
Swedish Orphan Biovitrum AB (a) (b)	48,078	114,617
Systemair AB	3,568	36,929
TradeDoubler AB	9,243	30,664
Trelleborg AB	79,435	514,024
Unibet Group plc	980	18,569
Vitrolife AB	5,414	29,574
Wallenstam AB	13,332	121,887
Wihlborgs Fastigheter AB	15,833	200,956

		15,902,811

Security Description	Shares	Value

Switzerland—5.0%
Acino Holding AG	1,047	$79,473
Advanced Digital Broadcast Holdings S.A. (a)	557	6,010
Affichage Holding Genf	238	35,496
AFG Arbonia-Forster Holding	6,216	107,438
Allreal Holding AG	4,890	757,176
Aryzta AG	32,881	1,426,448
Ascom Holding AG	8,526	81,137
Austriamicrosystems AG (a)	3,852	151,622
Autoneum Holding AG (a)	1,012	61,092
Bachem Holding AG	1,553	65,629
Baloise Holdings AG	1,153	84,393
Bank Coop AG	1,750	126,496
Bank Sarasin & Cie AG	15,300	468,061
Banque Cantonale de Geneve	115	25,028
Banque Cantonale Vaudoise	2,140	1,104,503
Banque Privee Edmond de Rothschild S.A.	3	80,896
Barry Callebaut AG	473	399,254
Basilea Pharmaceutica, Ltd. (a)	3,505	149,618
Belimo Holding AG	186	331,372
Bell Holding AG	30	60,617
Bellevue Group AG	2,584	33,468
Berner Kantonalbank AG (b)	1,654	456,125
BKW FMB Energie AG	5,624	264,514
Bobst Group AG	4,818	102,503
Bossard Holding AG	820	94,410
Bucher Industries AG	2,634	410,389
Burckhardt Compression Holding AG	879	173,894
Centralschweizerische Kraftwerke AG	183	66,570
Cham Paper Holding AG	71	11,647
Charles Voegele Holding AG	4,263	128,375
Cicor Technologies (a)	298	10,871
Clariant AG	60,405	543,756
Coltene Holding AG (b)	958	36,721
Compagnie Financiere Tradition S.A.	826	71,276
Conzzeta AG	29	63,064
Cytos Biotechnology AG (a)	2,344	5,849
Daetwyler Holding AG	2,718	148,360
Dufry AG	7,432	649,232
EFG International AG	23,287	171,931
Emmi AG	892	191,101
EMS-Chemie Holding AG	2,073	360,046
Energiedienst Holding AG	2,585	147,582
Flughafen Zuerich AG	1,613	607,657
Forbo Holding AG	1,023	401,732
Galenica AG (b)	2,405	1,233,142
GAM Holding, Ltd.	92,600	1,159,113
Gategroup Holding AG (a)	7,070	219,562
Georg Fischer AG (a)	2,283	794,094
Gottex Fund Management Holdings, Ltd.	1,827	7,025
Gurit Holding AG	212	92,749
Helvetia Holding AG	2,306	702,114
Huber & Suhner AG	1,796	83,834
Implenia AG (a)	4,025	94,210
Inficon Holding AG	451	65,880
Interroll Holding AG	172	55,053
Intershop Holding AG	169	59,917
Kaba Holding AG	873	296,969
Kardex AG	1,706	26,171
Komax Holding AG	1,383	96,537

MSF-107

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Kudelski S.A.	18,698	$166,004
Kuoni Reisen Holding AG	968	290,598
LEM Holding S.A.	214	91,961
Liechtensteinische Landesbank AG	1,845	104,805
LifeWatch AG (a)	4,907	13,959
Logitech International S.A. (a) (b)	72,581	558,570
Lonza Group AG	21,062	1,266,218
Luzerner Kantonalbank AG	1,071	379,052
Metall Zug AG	53	197,161
Meyer Burger Technology AG (a) (b)	14,182	360,655
Micronas Semiconductor Holding AG	14,106	94,466
Mikron Holding AG (a)	474	3,383
Mobilezone Holding AG	5,648	57,455
Mobimo Holding AG (a)	1,939	467,722
Nobel Biocare Holding AG	57,298	574,654
OC Oerlikon Corp. AG (a)	101,100	575,068
Orascom Development Holding AG (a)	1,210	23,002
Orell Fuessli Holding AG	405	48,706
Panalpina Welttransport Holding AG	5,392	459,537
Partners Group Holding AG	4,548	749,451
Petroplus Holdings AG	31,452	174,949
Phoenix Mecano AG	228	113,118
Precious Woods Holding AG (a)	752	8,959
PSP Swiss Property AG	2,635	236,800
PubliGroupe AG	647	85,769
Rieter Holding AG	1,012	161,400
Romande Energie Holding S.A.	110	155,041
Schaffner Holding AG	238	61,522
Schmolz & Bickenback AG	10,859	72,409
Schweiter Technologies AG	212	116,155
Schweizerische National-Versicherungs-Gesellschaft	4,772	160,403
Siegfried Holding AG	801	79,387
St. Galler Kantonalbank	992	440,396
Straumann Holding AG	2,708	424,038
Sulzer AG	335	34,348
Swiss Life Holding AG (a)	8,276	905,995
Swisslog Holding AG (a)	139,223	106,629
Swissquote Group Holding S.A.	5,895	242,841
Tamedia AG	517	67,343
Tecan Group AG	3,390	243,243
Temenos Group AG (a)	30,376	409,455
Tornos S.A.	2,209	20,031
U-Blox AG (a)	1,027	38,885
Valiant Holding	5,931	801,219
Valora Holding AG	1,212	261,899
Vaudoise Assurances Holding S.A.	253	69,572
Verwaltungs- und Privat-Bank AG	2,343	239,991
Vetropack Holding AG	40	66,691
Von Roll Holding AG (b)	19,361	68,216
Vontobel Holding AG	11,531	290,629
VZ Holding AG	490	49,155
Walliser Kantonalbank	96	84,396
Walter Meier AG	175	40,379
Ypsomed Holding AG (a)	948	57,566
Zehnder Group AG	4,080	228,019
Zueblin Immobilien Holding AG (a)	3,362	10,738
Zuger Kantonalbank AG	7	38,569

		28,887,784

Security Description	Shares	Value

United Kingdom—18.4%
A.G. BARR plc	5,279	$97,961
Aberdeen Asset Management plc	274,233	734,936
Acal plc	9,528	31,733
Aegis Group plc (b)	335,390	645,413
Afren plc (a)	402,981	506,347
Aga Rangemaster Group plc	10,039	13,129
Air Partner plc	992	5,255
Alterian plc (a)	16,484	16,210
Amlin plc	146,010	641,147
Anglo Pacific Group plc	29,836	115,065
Anglo-Eastern Plantations plc	3,660	38,006
Anite plc	88,686	87,820
Arena Leisure plc	56,506	33,125
Ashmore Group plc	69,220	347,734
Ashtead Group plc	227,409	468,641
Atkins WS plc	76,087	639,733
Aveva Group plc	36,046	787,066
Avis Europe plc (a)	2,784	13,677
Avon Rubber plc	4,041	17,961
Axis-Shield plc (a)	9,780	69,488
Babcock International Group plc	160,184	1,631,267
Balfour Beatty plc	257,516	1,019,281
Barratt Developments plc (a)	307,193	372,636
BBA Avation plc	204,300	531,293
Beazley plc	386,682	701,275
Bellway plc	50,733	490,697
Berendsen plc	62,205	417,658
Berkeley Group Holdings plc	70,062	1,296,041
Bioquell plc (a)	5,000	8,202
Bloomsbury Publishing plc	30,485	46,522
Bodycote plc	80,170	306,593
Booker Group plc	177,562	201,364
Bovis Homes Group plc (b)	70,924	445,366
Braemar Shipping Services plc	2,759	13,171
Brammer plc	21,882	83,259
Brewin Dolphin Holdings plc	32,352	59,838
British Polythene Industries	5,253	27,777
Britvic plc	111,783	546,114
BTG plc (a) (b)	106,108	410,945
Bunzl plc	56,642	674,009
Bwin.Party Digital Entertainment plc (a)	217,566	415,471
Cable & Wireless Communications plc	976,637	563,318
Cable & Wireless Worldwide plc	264,550	126,796
Camellia plc	24	3,411
Cape plc	16,434	115,888
Capital & Counties Properties plc	107,134	280,150
Capital & Regional plc (a)	37,528	20,653
Carclo plc	5,305	24,880
Carillion plc	238,276	1,231,666
Carpetright plc (b)	22,006	168,887
Catlin Group, Ltd.	266,277	1,537,990
Centamin Egypt, Ltd. (a)	155,705	227,075
Centaur Media plc	92,526	55,891
Charles Stanley Group plc	548	2,287
Charles Taylor Consulting plc	428	920
Charter International plc	66,723	897,618
Chemring Group plc (b)	98,395	807,886
Chesnara plc	25,326	81,738
Chime Communications plc	5,795	17,047

MSF-108

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Cineworld Group plc	26,065	$73,163
Clarkson plc	1,300	22,627
Close Brothers Group plc	98,159	1,004,292
Cobham plc	177,176	481,474
Collins Stewart plc	55,055	54,390
Colt Telecom Group S.A. (a)	208,005	328,932
Computacenter plc (b)	42,354	243,462
Consort Medical plc	18,608	152,153
Cookson Group plc	120,010	806,054
Corin Group plc	16,154	10,801
Costain Group plc (b)	6,361	21,132
Cranswick plc	12,581	123,893
Croda International	78,047	1,991,937
CSR plc (a)	92,553	301,243
Daily Mail & General Trust	156,527	883,536
Dairy Crest Group plc (b)	51,931	283,029
De La Rue plc	30,942	401,697
Debenhams plc	624,970	544,190
Dechra Pharmaceuticals plc	17,874	137,032
Development Securities plc	33,816	99,817
Devro plc	59,540	218,223
Dialight plc	2,967	35,533
Dignity plc (b)	29,698	393,489
Diploma plc	44,339	220,214
Dixons Retail plc (a) (b)	1,538,613	273,574
Domino Printing Sciences	70,471	506,839
Domino’s Pizza UK & IRL plc (b)	16,112	111,272
Drax Group plc	151,770	1,128,856
DS Smith plc	186,360	504,900
DTZ Holdings plc (a)	6,724	3,083
Dunelm Group plc	11,505	84,420
E2V Technologies plc	34,197	52,088
easyJet plc (a)	101,939	545,114
Electrocomponents plc (b)	163,276	482,332
Elementis plc	159,921	306,941
EnQuest plc (a)	102,103	140,870
EnQuest plc (SEK) (a)	86,759	121,797
Enterprise Inns plc	222,399	115,066
Euromoney Institutional Investor plc (b)	15,397	147,599
Evolution Group plc	143,415	178,684
Exillon Energy plc (a) (b)	11,148	34,979
F&C Asset Management plc (b)	160,594	163,231
Fenner plc	69,665	336,511
Ferrexpo plc	57,808	236,447
Fiberweb plc	44,187	29,301
Fidessa Group plc	14,827	362,296
Filtrona plc	129,023	698,262
Findel plc (a)	140,049	10,246
FirstGroup plc	188,687	937,069
Fortune Oil plc (a)	263,546	41,625
French Connection Group plc	17,221	21,763
Fuller, Smith & Turner plc	813	8,570
Galliford Try plc (b)	25,648	175,908
Game Group plc (b)	141,990	52,135
Gem Diamonds, Ltd.	44,985	145,836
Genus plc (b)	36,981	602,374
GlobeOp Financial Services S.A.	2,304	10,386
Go-Ahead Group plc	16,357	336,185
Greene King plc	96,622	653,975

Security Description	Shares	Value

United Kingdom—(Continued)
Greggs plc	51,680	$371,491
Halfords Group plc	73,888	334,387
Halma plc	198,998	976,671
Hampson Industries plc	37,821	5,601
Hansard Global plc	6,197	15,862
Hansen Transmissions International NV (a)	114,106	115,930
Hardy Oil & Gas plc	14,946	39,179
Hardy Underwriting Bermuda, Ltd.	10,474	34,982
Hargreaves Lansdown plc	121,563	850,547
Hays plc	644,027	692,327
Headlam Group plc	56,842	217,049
Helical Bar plc	37,822	114,404
Helphire plc	40,476	1,910
Henderson Group plc	436,102	695,053
Heritage Oil plc (a) (b)	74,090	266,132
Hikma Pharmaceuticals plc	82,141	728,412
Hill & Smith Holdings plc	18,850	72,429
Hilton Food Group, Ltd.	200	874
Hiscox, Ltd.	228,631	1,307,917
HMV Group plc (b)	209,159	16,224
Hochschild Mining plc	57,599	366,257
Hogg Robinson Group plc	59,231	46,845
Home Retail Group plc (b)	305,023	530,472
Homeserve plc (b)	170,640	1,219,821
Hornby plc	1,884	3,658
Howden Joinery Group plc (a)	345,962	551,329
Hunting plc	45,090	418,294
Huntsworth plc	10,759	11,496
Hyder Consulting plc	15,837	87,933
IG Group Holdings plc	146,431	1,013,711
Imagination Technologies Group plc (a)	23,377	151,457
IMI plc	591	6,514
Inchcape plc (a)	205,385	890,822
Informa plc	243,735	1,241,686
Inmarsat plc	11,226	85,452
Innovation Group plc (a)	157,771	48,379
Intermediate Capital Group plc	56,516	188,446
International Ferro Metals, Ltd.	82,765	22,646
International Personal Finance plc	167,310	577,779
Interserve plc	78,421	367,080
Invensys plc	12,752	44,400
IP Group plc (a)	67,003	49,127
ITE Group plc	70,279	172,945
James Fisher & Sons plc	10,722	85,011
Jardine Lloyd Thompson Group plc (b)	95,216	932,731
JD Sports Fashion plc	6,324	81,627
JD Wetherspoon plc	41,414	250,527
JJB Sports plc (a) (b)	14,374	3,990
JKX Oil & Gas plc	42,658	108,661
John Menzies plc	6,010	45,949
John Wood Group plc	124,846	1,027,630
Johnston Press plc (b)	182,050	13,590
Jupiter Fund Management plc	1,759	5,348
Kcom Group plc	394,746	433,792
Keller Group plc	22,966	119,391
Kesa Electricals plc (b)	96,805	126,155
Kier Group plc	11,626	228,868
Kofax plc	13,418	59,877
Ladbrokes plc (b)	533,684	987,260

MSF-109

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Laird plc (b)	111,960	$240,502
Lamprell plc	51,045	204,400
Lancashire Holdings, Ltd.	51,046	547,602
Latchways plc	918	15,278
Lavendon Group plc	33,099	50,021
Logica plc	784,009	955,526
London Stock Exchange Group plc	62,061	780,178
Lookers plc	46,520	37,370
Low & Bonar plc	13,269	10,283
LSL Property Services plc	1,300	4,482
Marshalls plc	44,823	68,263
Marston’s plc (b)	224,105	324,694
Mcbride plc	112,043	209,059
Mears Group plc	36,694	158,970
Mecom Group plc (a)	22,948	54,570
Meggitt plc	422,113	2,194,458
Melrose plc	133,795	604,754
Melrose Resources plc	23,085	49,235
Michael Page International plc (b)	131,245	747,996
Micro Focus International plc	69,300	347,129
Millennium & Copthorne Hotels plc	87,881	547,260
Misys plc	218,278	730,788
Mitchells & Butlers plc	110,356	402,684
Mitie Group (b)	176,827	642,252
Mondi plc	163,219	1,199,580
Moneysupermarket.com Group plc	88,541	141,671
Morgan Crucible Co.	171,398	651,448
Morgan Sindall plc	10,837	92,650
Mothercare plc (b)	53,760	262,590
Mouchel Group plc	32,678	17,512
N. Brown Group plc	58,773	245,572
Namakwa Diamonds, Ltd. (a)	9,591	1,593
National Express Group plc	318,383	1,153,382
NCC Group plc	6,751	70,523
New World Resources plc	638	4,563
Northgate plc	39,681	154,462
Northumbrian Water Group plc	237,731	1,719,535
Novae Group plc	15,368	72,264
Optos plc (a)	15,883	36,280
Oxford Biomedica plc (a)	67,707	5,576
Oxford Instruments plc	16,398	206,383
Pace plc	104,984	155,243
PayPoint plc	16,746	122,701
Pendragon plc (a)	219,844	32,208
Pennon Group plc (b)	145,591	1,529,971
Persimmon plc	199,016	1,408,469
Petropavlovsk plc	59,703	551,748
Pheonix Group Holdings plc	2,335	17,466
Phoenix IT Group, Ltd.	18,534	54,990
Photo-Me International plc	13,007	10,371
Premier Farnell plc	194,041	466,083
Premier Foods plc	876,465	140,449
Premier Oil plc (a)	197,160	1,061,787
Provident Financial plc (b)	72,330	1,125,954
Psion plc	46,835	38,773
Punch Taverns plc	291,265	50,768
PV Crystalox Solar plc (a)	147,211	29,794
PZ Cussons plc	133,219	683,143
QinetiQ plc	267,141	482,402

Security Description	Shares	Value

United Kingdom—(Continued)
Quintain Estates & Development plc (a)	125,595	$78,420
Rathbone Brothers (b)	24,973	403,845
Raven Russia, Ltd.	10,141	8,616
REA Holdings plc	1,120	10,574
Redrow plc	99,696	172,499
Regus plc	254,437	289,292
Renishaw plc	21,312	336,034
Renold plc (a)	24,931	10,839
Renovo Group plc	13,825	3,178
Rentokil Initial plc	618,381	685,678
Restaurant Group plc	107,334	457,710
Ricardo plc	994	5,412
Rightmove plc	51,550	959,631
RM plc	49,467	60,031
Robert Walters plc	12,793	43,047
Robert Wiseman Dairies plc (b)	12,590	58,726
Rotork plc	46,393	1,118,796
RPC Group plc (b)	44,004	231,175
RPS Group plc	77,703	198,171
Safestore Holdings plc	32,785	52,140
Salamander Energy plc (a)	64,450	197,888
Savills plc (b)	45,640	202,484
SDL plc (a)	30,162	305,233
Senior plc	135,919	305,301
Severfield-Rowen plc	26,338	61,280
Shanks Group plc	170,103	292,855
SIG plc	248,887	358,755
Smiths News plc	37,139	49,438
Soco International plc (a)	70,915	359,735
Spectris plc	75,025	1,361,440
Speedy Hire plc	97,370	33,440
Spirax-Sarco Engineering plc	42,679	1,189,021
Spirent Communications plc	258,676	491,570
Spirit Pub Co. plc (a)	291,265	161,540
Sportech plc (a)	6,604	4,178
Sports Direct International plc	48,604	164,976
ST Modwen Properties plc	61,359	112,001
St. James’s Place plc (b)	87,109	418,122
Stagecoach Group plc	250,166	955,613
Sthree plc	36,383	129,369
Synergy Health plc	21,163	282,062
T. Clarke plc	1,419	926
TalkTalk Telecom Group plc (a)	176,310	347,082
Talvivaara Mining Co. plc (a)	13,241	51,563
Tate & Lyle plc	139,044	1,347,651
Taylor Wimpey plc (a)	1,338,545	727,393
Ted Baker plc	2,338	25,286
Telecity Group plc (a)	32,462	280,660
Telecom Plus plc	8,210	92,492
The Vitec Group plc	8,481	70,191
Thomas Cook Group plc (b)	367,921	226,265
Thorntons plc	42,472	30,533
Topps Tiles plc	106,295	56,101
Travis Perkins plc	99,686	1,175,047
Tribal Group plc	14,405	10,605
Trinity Mirror plc	121,414	77,304
TT electronics plc	52,537	127,030
TUI Travel plc (b)	40,524	93,554
Tullett Prebon plc	112,046	590,743

MSF-110

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)
Security Description	Shares	Value

United Kingdom—(Continued)
UK Coal plc (a)	60,465	$32,366
UK Mail Group plc	1,868	6,352
Ultra Electronics Holdings plc	12,832	300,000
Umeco plc	11,175	55,098
Unite Group plc (a)	51,418	132,258
United Business Media, Ltd.	130,376	909,144
UTV Media plc	54,341	103,962
Vectura Group plc (a)	127,904	171,440
Victrex plc	43,917	743,330
Vislink plc	37,188	9,142
Volex Group plc (a)	6,129	28,140
WH Smith plc	85,603	658,613
William Hill plc (b)	427,789	1,505,860
Wincanton plc	67,693	84,334
Wolfson Microelectronics plc (a) (b)	84,440	177,093
WSP Group plc	20,199	75,967
Xaar plc	14,631	52,490
Xchanging plc	127,657	152,516
XP Power, Ltd. (b)	2,471	40,866
Yell Group plc (a) (b)	793,906	50,439
Yule Catto & Co. plc	83,851	209,569

		106,405,689

United States—0.0%
Golden Minerals Co. (a) (b)	5,205	38,725
Swisher Hygiene, Inc. (a) (b)	36,117	146,274

		184,999

Total Common Stock (Identified Cost $546,625,509)		571,634,700

Preferred Stock—0.0%

United Kingdom—0.0%
REA Holdings plc	67	108

Total Preferred Stock (Identified Cost $109)		108

Rights—0.0%

Australia—0.0%
Goodman Fielder, Ltd. (a)	251,860	12,271

Greece—0.0%
Diagnostic & Therapeutic Center of Athens Hygeia S.A. (a)	51,248	0

Hong Kong—0.0%
Guojin Resources Holdings, Ltd. (a)	301,400	0
New Smart Energy Group, Ltd. (a)	625,000	1,445

		1,445

Italy—0.0%
RCS MediaGroup S.p.A. (a)	39,309	0

Portugal—0.0%
Inapa-Invest Particip Gesta (a)	63,187	85

Total Rights (Identified Cost $2,258)		13,801

Warrants—0.0%
Security Description	Shares/Par Amount	Value

Australia—0.0%
Industrial Minerals Corp., Ltd. (a)	3,077	$117

Canada—0.0%
Compton Petroleum Corp. (a)	694	2,004
Duluth Metals, Ltd. (a)	933	404

		2,408

Hong Kong—0.0%
Allied Properties HK, Ltd. (a)	354,804	4,102

Singapore—0.0%
AFP Properties, Ltd. (a)	186,223	12,165
Transcu Group, Ltd. (a) (c)	97,000	1,491

		13,656

Total Warrants (Identified Cost $110,759)		20,283

Convertible Bonds & Notes—0.0%

Spain—0.0%
Banco de Sabadell S.A. (c) 7.750%, 11/11/13	$29,714	24,888

Total Convertible Bonds & Notes (Identified Cost $64,409)		24,888

Short Term Investments—24.2%

United States—24.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $2,599,002 on 10/03/11, collateralized by $1,775,000 Federal National Mortgage Association due 11/15/30 with a value of $2,655,844.	2,599,000	2,599,000
State Street Navigator Securities Lending Prime Portfolio (d)	137,811,072	137,811,072

Total Short Term Investments (Identified Cost $140,410,072)		140,410,072

Total Investments—122.9% (Identified Cost $687,213,116) (e)		712,103,852
Liabilities in excess of other assets		(132,858,375)

Net Assets—100.0%		$579,245,477

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $129,654,871 and the collateral received consisted of cash in the amount of $137,811,072 and non-cash collateral with a value of $826,451. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.

MSF-111

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

(c)	Security was valued in good faith under procedures approved by the Board of Directors.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $687,213,116. The aggregate unrealized appreciation and depreciation of investments was $112,750,865 and $(87,860,129), respectively, resulting in net unrealized appreciation of $24,890,736 for federal income tax purposes.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interests.
(VVPR
Strip)—	The VVPR Strip is a coupon which, if presented along with the corresponding coupon of the share, allows the holder to benefit from a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company. This strip is quoted seperately from the ordinary share and is freely negotiable.
(SEK)—	Swedish Krona
(USD)—	U.S. Dollar

Ten Largest Industries as of September 30, 2011	% of Net Assets
Metals & Mining	6.1%
Machinery	5.2%
Commercial Banks	5.2%
Oil, Gas & Consumable Fuels	4.6%
Construction & Engineering	4.2%
Food Products	3.7%
Media	3.6%
Hotels, Restaurants & Leisure	3.3%
Chemicals	3.3%
Commercial Services & Supplies	3.1%

MSF-112

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$41,500,177	$—	$41,500,177
Austria	—	4,479,321	—	4,479,321
Belgium	—	5,203,334	23	5,203,357
Canada	67,851,774	—	—	67,851,774
Denmark	—	5,755,934	—	5,755,934
Finland	—	12,765,577	—	12,765,577
France	—	19,891,506	—	19,891,506
Germany	—	25,789,523	—	25,789,523
Greece	—	4,646,508	—	4,646,508
Hong Kong	—	13,396,130	33,792	13,429,922
Ireland	—	6,407,311	—	6,407,311
Israel	64,598	5,056,594	—	5,121,192
Italy	—	15,252,493	3,346	15,255,839
Japan	—	147,882,144	204,096	148,086,240
Netherlands	—	10,251,300	—	10,251,300
New Zealand	—	5,278,900	—	5,278,900
Norway	—	6,211,941	—	6,211,941
Portugal	—	2,573,928	—	2,573,928
Singapore	—	7,338,061	14,909	7,352,970
Spain	—	12,400,197	—	12,400,197
Sweden	—	15,902,811	—	15,902,811
Switzerland	—	28,887,784	—	28,887,784
United Kingdom	—	106,405,689	—	106,405,689
United States	184,999	—	—	184,999

Total Common Stock	68,101,371	503,277,163	256,166	571,634,700

Preferred Stock
United Kingdom	—	108	—	108

Rights
Australia	—	12,271	—	12,271
Greece	—	—	—	—
Hong Kong	—	1,445	—	1,445
Italy	—	—	—	—
Portugal	—	85	—	85

Total Rights	—	13,801	—	13,801

Warrants
Australia	—	117	—	117
Canada	2,408	—	—	2,408
Hong Kong	—	4,102	—	4,102
Singapore	—	12,165	1,491	13,656

Total Warrants	2,408	16,384	1,491	20,283

MSF-113

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Convertible Bonds & Notes
Spain	$—	$—	$24,888	$24,888

Short Term Investments
United States	137,811,072	2,599,000	—	140,410,072

Total Investments	$205,914,851	$505,906,456	$282,545	$712,103,852

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Warrants	Convertible Bonds & Notes	Total
Balance as of December 31, 2010	$311,176	$0	$0	$311,176
Transfers Into Level 3	489,535	0	27,460	516,995
Transfers Out of Level 3	(184,954)	0	0	(184,954)
Accrued discounts/premiums	0	0	0	0
Realized Loss	(112,439)	0	(1)	(112,440)
Change in unrealized appreciation/(depreciation)	(237,244)	1,491	(2,571)	(238,324)
Security Purchases	0	0	0	0
Security Sales	(9,908)	0	0	(9,908)

Balance as of September 30, 2011	$256,166	$1,491	$24,888	$282,545

The change in unrealized depreciation on investments held at September 30, 2011 was $(324,753).

MSF-114

Metropolitan Series Fund, Inc.

MetLife Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
BlackRock Bond Income Portfolio, (Class A) (a)	1,074,823	$117,650,171
BlackRock High Yield Portfolio, (Class A) (b)	787,586	6,229,809
BlackRock Legacy Large Cap Growth Portfolio, (Class A) (a)	228,351	5,313,725
Clarion Global Real Estate Portfolio, (Class A) (b)	623,392	5,386,106
Davis Venture Value Portfolio, (Class A) (a)	411,611	11,002,365
Harris Oakmark International Portfolio, (Class A) (b)	466,518	5,346,293
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	525,584	6,364,821
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	36,278	5,726,136
Met/Eaton Vance Floating Rate Portfolio, (Class A) (b)	1,292,610	12,990,726
Met/Franklin Low Duration Total Return Portfolio, (Class A) (b) (c)	3,976,942	39,013,805
Met/Templeton International Bond Portfolio, (Class A) (b)	1,109,060	12,598,925
MFS Research International Portfolio, (Class A) (b)	1,227,800	10,645,024
MFS Value Portfolio, (Class A) (a)	1,036,878	11,343,446
Neuberger Berman Genesis Portfolio, (Class A) (a)	516,675	5,487,090
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	5,970,596	69,258,911
PIMCO Total Return Portfolio, (Class A) (b)	12,230,811	145,791,264
Pioneer Fund Portfolio, (Class A) (b)	924,225	11,062,972
Rainier Large Cap Equity Portfolio, (Class A) (b)	763,005	5,493,638

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	420,011	$5,682,751
T. Rowe Price Large Cap Value Portfolio, (Class A) (b)	572,992	10,623,272
Third Avenue Small Cap Value Portfolio, (Class A) (b)	831,829	10,422,822
Van Kampen Comstock Portfolio, (Class A) (b)	645,488	5,376,916
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	1,603,362	20,298,563
Western Asset Management U.S. Government Portfolio, (Class A) (a)	9,097,011	110,619,658

Total Mutual Funds (Identified Cost $651,326,988)		649,729,209

Total Investments—100.0% (Identified Cost $651,326,988) (d)		649,729,209
Liabilities in excess of other assets		(197,499)

Net Assets—100.0%		$649,531,710

(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-Income Producing.
(d)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $651,326,988. The aggregate unrealized appreciation and depreciation of investments was $13,907,863 and $(15,505,642), respectively, resulting in net unrealized depreciation of $(1,597,779) for federal income tax purposes.

Transactions in Affiliated Issuers
Underlying Portfolio (Class A)	Number of Shares Held as of December 31, 2010	Shares Purchased	Shares Sold	Number of Shares Held as of September 30, 2011
Artio International Stock	636,535	30,229	666,764	0
BlackRock Bond Income	1,157,789	185,358	268,324	1,074,823
BlackRock High Yield	1,432,518	207,971	852,903	787,586
BlackRock Large Cap Value	618,251	24,579	642,830	0
BlackRock Legacy Large Cap Growth	0	232,969	4,618	228,351
Clarion Global Real Estate	0	635,578	12,186	623,392
Davis Venture Value	407,525	53,406	49,320	411,611
Dreman Small Cap Value	448,137	19,585	467,722	0
Harris Oakmark International	462,003	56,271	51,756	466,518
Jennison Growth	1,073,588	34,504	1,108,092	0
Lazard Mid Cap	579,533	21,396	600,929	0
Lord Abbett Bond Debenture	956,628	133,800	564,844	525,584
Met/Artisan Mid Cap Value	75,151	5,996	44,869	36,278
Met/Eaton Vance Floating Rate	1,159,593	203,558	70,541	1,292,610
Met/Franklin Low Duration Total Return	0	4,048,558	71,616	3,976,942
Met/Franklin Mutual Shares	1,385,505	165,904	1,551,409	0
Met/Templeton International Bond	1,952,791	312,916	1,156,647	1,109,060
MFS Research International	633,955	666,106	72,261	1,227,800
MFS Value	1,029,131	137,453	129,706	1,036,878
Neuberger Berman Genesis	0	526,873	10,198	516,675
PIMCO Inflation Protected Bond	2,633,857	3,547,583	210,844	5,970,596
PIMCO Total Return	11,505,921	2,216,307	1,491,417	12,230,811
Pioneer Fund	1,388,687	137,178	601,640	924,225

MSF-115

Metropolitan Series Fund, Inc.

MetLife Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Underlying Portfolio (Class A)	Number of Shares Held as of December 31, 2010	Shares Purchased	Shares Sold	Number of Shares Held as of September 30, 2011
Ranier Large Cap Equity	0	778,178	15,173	763,005
T. Rowe Price Large Cap Growth	441,934	49,672	71,595	420,011
T. Rowe Price Large Cap Value	0	584,558	11,566	572,992
Third Avenue Small Cap Value	0	848,800	16,971	831,829
Van Kampen Comstock	0	658,420	12,932	645,488
Western Asset Management Strategic Bond Opportunities	3,312,686	411,082	2,120,406	1,603,362
Western Asset Management U.S. Government	6,302,429	3,216,149	421,567	9,097,011

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2011
Artio International Stock	$850,502	$0	$104,384	$0
BlackRock Bond Income	(987,413)	0	4,987,730	117,650,171
BlackRock High Yield	1,316,314	0	820,182	6,229,809
BlackRock Large Cap Value	1,405,568	0	71,151	0
BlackRock Legacy Large Cap Growth	(15,916)	0	0	5,313,725
Clarion Global Real Estate	(11,124)	0	139,389	5,386,106
Davis Venture Value	286,548	0	0	11,002,365
Dreman Small Cap Value	1,921,553	0	102,316	0
Harris Oakmark International	110,920	0	1,621	5,346,293
Jennison Growth	2,500,265	0	34,925	0
Lazard Mid Cap	1,990,699	0	56,763	0
Lord Abbett Bond Debenture	1,329,553	0	761,018	6,364,821
Met/Artisan Mid Cap Value	2,481,016	0	121,806	5,726,136
Met/Eaton Vance Floating Rate	24,704	31,664	243,990	12,990,726
Met/Franklin Low Duration Total Return	(3,443)	0	0	39,013,805
Met/Franklin Mutual Shares	2,162,396	688,811	367,468	0
Met/Templeton International Bond	2,508,994	32,205	1,785,310	12,598,925
MFS Research International	(168,541)	0	126,596	10,645,024
MFS Value	513,993	0	195,831	11,343,446
Neuberger Berman Genesis	(12,518)	0	0	5,487,090
PIMCO Inflation Protected Bond	64,572	1,458,721	567,881	69,258,911
PIMCO Total Return	(77,648)	4,431,058	4,118,871	145,791,264
Pioneer Fund	1,010,567	0	225,868	11,062,972
Ranier Large Cap Equity	(13,588)	0	0	5,493,638
T. Rowe Price Large Cap Growth	433,895	0	5,338	5,682,751
T. Rowe Price Large Cap Value	(31,467)	0	0	10,623,272
Third Avenue Small Cap Value	(36,000)	0	0	10,422,822
Van Kampen Comstock	(14,651)	0	0	5,376,916
Western Asset Management Strategic Bond Opportunities	4,286,272	0	2,158,276	20,298,563
Western Asset Management U.S. Government	(220,200)	2,646,750	1,153,227	110,619,658

	$23,605,822	$9,289,209	$18,149,941	$649,729,209

MSF-116

Metropolitan Series Fund, Inc.

MetLife Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$649,729,209	$—	$—	$649,729,209
Total Investments	$649,729,209	$—	$—	$649,729,209

MSF-117

Metropolitan Series Fund, Inc.

MetLife Conservative to Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio, (Class A) (a)	1,598,469	$12,180,331
BlackRock Bond Income Portfolio, (Class A) (a)	1,834,240	200,775,903
BlackRock High Yield Portfolio, (Class A) (b)	1,902,997	15,052,705
BlackRock Large Cap Value Portfolio, (Class A) (a)	1,484,013	13,489,683
BlackRock Legacy Large Cap Growth Portfolio, (Class A) (a)	1,106,552	25,749,462
Clarion Global Real Estate Portfolio, (Class A) (b)	1,567,652	13,544,516
Davis Venture Value Portfolio, (Class A) (a)	1,499,642	40,085,424
Goldman Sachs Mid Cap Value Portfolio, (Class A) (b)	1,171,098	12,659,573
Harris Oakmark International Portfolio, (Class A) (b)	3,350,906	38,401,379
Invesco Small Cap Growth Portfolio, (Class A) (b) (c)	2,033,904	25,545,834
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	1,270,177	15,381,840
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	87,480	13,807,775
Met/Eaton Vance Floating Rate Portfolio, (Class A) (b)	3,131,935	31,475,948
Met/Franklin Low Duration Total Return Portfolio, (Class A) (b) (c)	6,441,890	63,194,945
Met/Templeton International Bond Portfolio, (Class A) (b)	3,985,114	45,270,900
MFS Research International Portfolio, (Class A) (b)	4,481,571	38,855,221
MFS Value Portfolio, (Class A) (a)	5,013,437	54,846,998
Morgan Stanley Mid Cap Growth Portfolio, (Class A) (b)	96,669	1,012,125
Neuberger Berman Genesis Portfolio, (Class A) (a)	1,288,998	13,689,162
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	10,146,456	117,698,885
PIMCO Total Return Portfolio, (Class A) (b)	25,606,701	305,231,881

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
Pioneer Fund Portfolio, (Class A) (b)	2,259,363	$27,044,579
Rainier Large Cap Equity Portfolio, (Class A) (b)	3,698,425	26,628,660
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	2,033,648	27,515,263
T. Rowe Price Large Cap Value Portfolio, (Class A) (b)	2,775,534	51,458,405
T. Rowe Price Mid Cap Growth Portfolio, (Class A) (b)	1,431,599	12,326,064
Third Avenue Small Cap Value Portfolio, (Class A) (b)	2,003,593	25,105,016
Van Eck Global Natural Resources Portfolio, (Class A) (a)	930,513	11,622,102
Van Kampen Comstock Portfolio, (Class A) (b)	4,691,694	39,081,815
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	2,584,856	32,724,275
Western Asset Management U.S. Government Portfolio, (Class A) (a)	12,424,381	151,080,472

Total Mutual Funds (Identified Cost $1,526,164,565)		1,502,537,141

Total Investments—100.0% (Identified Cost $1,526,164,565) (d)		1,502,537,141
Liabilities in excess of other assets		(515,846)

Net Assets—100.0%		$1,502,021,295

(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-Income Producing.
(d)	As of September 30, 2011 the aggregate cost of investments for federal income tax purposes was $1,526,164,565. The aggregate unrealized appreciation and depreciation of investments was $35,091,880 and $(58,719,304), respectively, resulting in net unrealized depreciation of $(23,627,424) for federal income tax purposes.

Transactions in Affiliated Issuers
Underlying Portfolio (Class A)	Number of Shares Held as of December 31, 2010	Shares Purchased	Shares Sold	Number of Shares Held as of September 30, 2011
Artio International Stock	2,936,479	286,958	1,624,968	1,598,469
BlackRock Bond Income	1,426,459	460,837	53,056	1,834,240
BlackRock High Yield	3,377,359	505,369	1,979,731	1,902,997
BlackRock Large Cap Value	2,852,144	248,859	1,616,990	1,484,013
BlackRock Legacy Large Cap Growth	0	1,133,528	26,976	1,106,552
Clarion Global Real Estate	1,466,055	207,412	105,815	1,567,652
Davis Venture Value	1,879,999	190,674	571,031	1,499,642
Dreman Small Cap Value	1,032,004	70,288	1,102,292	0
Goldman Sachs Mid Cap Value	0	1,199,846	28,748	1,171,098
Harris Oakmark International	2,173,243	1,299,469	121,806	3,350,906
Invesco Small Cap Growth	2,212,901	199,739	378,736	2,033,904
Jennison Growth	3,709,668	209,785	3,919,453	0
Lazard Mid Cap	2,672,579	161,385	2,833,964	0
Lord Abbett Bond Debenture	2,251,135	325,484	1,306,442	1,270,177
Met/Artisan Mid Cap Value	173,309	14,592	100,421	87,480

MSF-118

Metropolitan Series Fund, Inc.

MetLife Conservative to Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Underlying Portfolio (Class A)	Number of Shares Held as of December 31, 2010	Shares Purchased	Shares Sold	Number of Shares Held as of September 30, 2011
Met/Dimensional International Small Company	939,936	101,560	1,041,496	0
Met/Eaton Vance Floating Rate	2,742,113	483,956	94,134	3,131,935
Met/Franklin Low Duration Total Return	0	6,585,530	143,640	6,441,890
Met/Franklin Mutual Shares	6,400,532	955,762	7,356,294	0
Met/Templeton International Bond	3,465,599	663,157	143,642	3,985,114
MFS Research International	2,957,429	1,688,764	164,622	4,481,571
MFS Value	4,750,555	553,763	290,881	5,013,437
Morgan Stanley Mid Cap Growth	0	124,801	28,132	96,669
Neuberger Berman Genesis	1,340,336	133,487	184,825	1,288,998
PIMCO Inflation Protected Bond	3,735,445	6,665,143	254,132	10,146,456
PIMCO Total Return	24,961,643	4,354,578	3,709,520	25,606,701
Pioneer Fund	4,268,393	374,479	2,383,509	2,259,363
Ranier Large Cap Equity	0	3,787,680	89,255	3,698,425
T. Rowe Price Large Cap Growth	2,035,255	195,367	196,974	2,033,648
T. Rowe Price Large Cap Value	0	2,843,522	67,988	2,775,534
T. Rowe Price Mid Cap Growth	1,573,424	116,587	258,412	1,431,599
Third Avenue Small Cap Value	0	2,053,067	49,474	2,003,593
Van Eck Global Natural Resources	947,521	190,992	208,000	930,513
Van Kampen Comstock	0	4,805,586	113,892	4,691,694
Western Asset Management Strategic Bond Opportunities	5,596,947	743,211	3,755,302	2,584,856
Western Asset Management US Government	10,331,446	2,459,191	366,256	12,424,381

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2011
Artio International Stock	$(5,486,191)	$0	$509,257	$12,180,331
BlackRock Bond Income	(99,264)	0	6,521,064	200,775,903
BlackRock High Yield	1,525,288	0	2,043,359	15,052,705
BlackRock Large Cap Value	5,791,987	0	353,868	13,489,683
BlackRock Legacy Large Cap Growth	(69,206)	0	0	25,749,462
Clarion Global Real Estate	(422,317)	0	626,327	13,544,516
Davis Venture Value	(1,228,960)	0	686,625	40,085,424
Dreman Small Cap Value	4,704,814	0	258,924	0
Goldman Sachs Mid Cap Value	(37,276)	0	0	12,659,573
Harris Oakmark International	(249,687)	0	8,211	38,401,379
Invesco Small Cap Growth	1,700,483	0	0	25,545,834
Jennison Growth	7,103,077	0	131,515	0
Lazard Mid Cap	5,869,312	0	287,170	0
Lord Abbett Bond Debenture	979,044	0	1,893,153	15,381,840
Met/Artisan Mid Cap Value	7,553,564	0	306,051	13,807,775
Met/Dimensional International Small Company	5,311,822	564,570	330,202	0
Met/Eaton Vance Floating Rate	30,825	79,442	612,135	31,475,948
Met/Franklin Low Duration Total Return	(911)	0	0	63,194,945
Met/Franklin Mutual Shares	11,828,780	3,365,507	1,795,436	0
Met/Templeton International Bond	330,747	60,600	3,359,428	45,270,900
MFS Research International	(387,826)	0	640,860	38,855,221
MFS Value	1,130,341	0	966,366	54,846,998
Morgan Stanley Mid Cap Growth	(26,835)	0	0	1,012,125
Neuberger Berman Genesis	400,980	0	122,582	13,689,162
PIMCO Inflation Protected Bond	323,227	2,192,568	853,568	117,698,885
PIMCO Total Return	1,587,379	10,186,148	9,468,493	305,231,881
Pioneer Fund	12,790,767	0	762,437	27,044,579
Ranier Large Cap Equity	(60,954)	0	0	26,628,660
T. Rowe Price Large Cap Growth	137,478	0	27,020	27,515,263
T. Rowe Price Large Cap Value	(145,928)	0	0	51,458,405
T. Rowe Price Mid Cap Growth	1,232,064	403,647	0	12,326,064

MSF-119

Metropolitan Series Fund, Inc.

MetLife Conservative to Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2011
Third Avenue Small Cap Value	$(81,361)	$0	$0	$25,105,016
Van Eck Global Natural Resources	1,621,122	1,599,061	218,914	11,622,102
Van Kampen Comstock	(98,554)	0	0	39,081,815
Western Asset Management Strategic Bond Opportunities	9,058,089	0	3,868,761	32,724,275
Western Asset Management US Government	(84,168)	4,592,179	2,000,878	151,080,472

	$72,531,752	$23,043,722	$38,652,604	$1,502,537,141

MSF-120

Metropolitan Series Fund, Inc.

MetLife Conservative to Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,502,537,141	$—	$—	$1,502,537,141
Total Investments	$1,502,537,141	$—	$—	$1,502,537,141

MSF-121

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—93.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
Alliant Techsystems, Inc.(a)	17,743	$967,171
BE Aerospace, Inc.(a)	55,552	1,839,327
Esterline Technologies Corp. (a) (b)	16,486	854,634
Huntington Ingalls Industries, Inc. (a) (b)	26,280	639,393
Triumph Group, Inc.(b)	20,603	1,004,190

		5,304,715

Air Freight & Logistics—0.1%
UTi Worldwide, Inc.	55,341	721,647

Airlines—0.3%
Alaska Air Group, Inc. (a) (b)	19,390	1,091,463
JetBlue Airways Corp. (a) (b)	109,912	450,639

		1,542,102

Auto Components—1.0%
BorgWarner, Inc. (a) (b)	59,026	3,572,844
Gentex Corp.	77,071	1,853,557

		5,426,401

Automobiles—0.1%
Thor Industries, Inc. (b)	24,056	532,840

Beverages—0.7%
Hansen Natural Corp. (a)	41,509	3,623,321

Biotechnology—1.1%
United Therapeutics Corp. (a) (b)	27,950	1,047,846
Vertex Pharmaceuticals, Inc. (a)	112,058	4,991,063

		6,038,909

Building Products—0.1%
Lennox International, Inc.	28,607	737,488

Capital Markets—1.8%
Affiliated Managers Group, Inc. (a)	28,033	2,187,975
Apollo Investment Corp. (b)	105,759	795,308
Eaton Vance Corp. (b)	63,183	1,407,085
Greenhill & Co., Inc. (b)	15,686	448,463
Jefferies Group, Inc. (b)	79,468	986,198
Raymond James Financial, Inc. (b)	55,228	1,433,719
SEI Investments Co. (b)	80,623	1,239,982
Waddell & Reed Financial, Inc. (Class A)	46,350	1,159,213

		9,657,943

Chemicals—2.4%
Albemarle Corp.	49,404	1,995,922
Ashland, Inc.	42,015	1,854,542
Cabot Corp.	35,224	872,851
Cytec Industries, Inc.	26,702	938,308
Intrepid Potash, Inc. (a)	28,348	705,015
Minerals Technologies, Inc. (b)	9,734	479,594
NewMarket Corp. (b)	5,886	893,907
Olin Corp. (b)	43,177	777,618
RPM International, Inc.	70,610	1,320,407
Sensient Technologies Corp. (b)	26,970	877,873
The Scotts Miracle-Gro Co. (b)	24,032	1,071,827

Security Description	Shares	Value

Chemicals—(Continued)
Valspar Corp. (b)	50,329	$1,570,768

		13,358,632

Commercial Banks—3.0%
Associated Banc-Corp. (b)	93,377	868,406
BancorpSouth, Inc. (b)	39,114	343,421
Bank of Hawaii Corp.	25,374	923,614
Cathay General Bancorp (b)	42,347	481,909
City National Corp. (b)	25,209	951,892
Commerce Bancshares, Inc.	41,626	1,446,503
Cullen/Frost Bankers, Inc. (b)	32,981	1,512,509
East West Bancorp, Inc.	80,193	1,195,678
FirstMerit Corp. (b)	58,826	668,263
Fulton Financial Corp. (b)	107,591	823,071
Hancock Holding Co. (b)	45,609	1,221,409
International Bancshares Corp. (b)	28,725	377,734
Prosperity Bancshares, Inc. (b)	25,251	825,203
SVB Financial Group (a) (b)	23,275	861,175
Synovus Financial Corp. (b)	425,947	455,763
TCF Financial Corp. (b)	85,968	787,467
Trustmark Corp. (b)	34,528	626,683
Valley National Bancorp (b)	91,545	969,461
Webster Finanical Corp. (b)	39,592	605,758
Westamerica Bancorp (b)	15,360	588,595

		16,534,514

Commercial Services & Supplies—1.6%
Clean Harbors, Inc. (a)	25,408	1,303,430
Copart, Inc. (a)	30,379	1,188,427
Corrections Corp. of America (a)	57,715	1,309,553
Deluxe Corp. (b)	27,482	511,165
Herman Miller, Inc. (b)	31,305	559,107
HNI Corp. (b)	24,115	461,320
Mine Safety Appliances Co. (b)	16,568	446,673
Rollins, Inc. (b)	34,808	651,258
The Brink’s Co. (b)	25,196	587,319
Waste Connections, Inc. (b)	60,870	2,058,624

		9,076,876

Communications Equipment—1.0%
ADTRAN, Inc. (b)	34,699	918,135
Ciena Corp. (a) (b)	52,173	584,338
Plantronics, Inc. (b)	25,148	715,461
Polycom, Inc. (a)	95,246	1,749,669
Riverbed Technology, Inc. (a)	83,686	1,670,372

		5,637,975

Computers & Peripherals—0.6%
Diebold, Inc.	34,575	951,158
NCR Corp. (a)	84,707	1,430,701
QLogic Corp. (a)	55,972	709,725

		3,091,584

Construction & Engineering—1.0%
Aecom Technology Corp. (a)	64,324	1,136,605
Granite Construction, Inc. (b)	18,742	351,788
KBR, Inc.	81,201	1,918,780

MSF-122

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Construction & Engineering—(Continued)
The Shaw Group, Inc. (a)	38,903	$845,751
URS Corp. (a)	42,867	1,271,435

		5,524,359

Construction Materials—0.3%
Martin Marietta Materials, Inc. (b)	24,601	1,555,275

Containers & Packaging—1.8%
Aptargroup, Inc.	35,960	1,606,333
Greif, Inc.	16,566	710,516
Packaging Corp. of America (b)	53,703	1,251,280
Rock-Tenn Co.	38,348	1,866,781
Silgan Holdings, Inc. (b)	26,817	985,256
Sonoco Products Co. (b)	53,795	1,518,633
Temple-Inland, Inc. (b)	58,509	1,835,427

		9,774,226

Distributors—0.3%
LKQ Corp. (a)	78,854	1,905,113

Diversified Consumer Services—0.8%
Career Education Corp. (a) (b)	32,447	423,433
ITT Educational Services, Inc. (a) (b)	10,914	628,428
Matthews International Corp. (b)	15,743	484,255
Regis Corp. (b)	31,087	438,016
Service Corp. International	127,626	1,169,054
Sotheby’s (b)	36,378	1,002,942
Strayer Education, Inc. (b)	6,467	495,825

		4,641,953

Diversified Financial Services—0.4%
MSCI, Inc. (a)	64,872	1,967,568

Diversified Telecommunication Services—0.2%
tw telecom, inc. (a) (b)	81,158	1,340,730

Electric Utilities—2.0%
Cleco Corp. (b)	32,883	1,122,626
DPL, Inc.	63,517	1,914,402
Great Plains Energy, Inc.	73,241	1,413,551
Hawaiian Electric Industries, Inc. (b)	51,631	1,253,601
IDACORP, Inc. (b)	26,770	1,011,370
NV Energy, Inc.	127,083	1,869,391
PNM Resources, Inc.	46,674	766,854
Westar Energy, Inc. (b)	62,366	1,647,710

		10,999,505

Electrical Equipment—1.6%
Acuity Brands, Inc. (b)	23,339	841,138
AMETEK, Inc.	86,958	2,867,005
General Cable Corp. (a) (b)	28,091	655,925
Hubbell, Inc. (Class B)	32,280	1,599,151
Regal-Beloit Corp. (b)	22,359	1,014,651
Thomas & Betts Corp. (a)	28,293	1,129,174
Woodward Governor Co. (b)	32,238	883,321

		8,990,365

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—2.0%
Arrow Electronics, Inc. (a)	61,884	$1,719,138
Avnet, Inc. (a)	82,288	2,146,071
Ingram Micro, Inc. (a)	84,783	1,367,550
Itron, Inc. (a)	21,915	646,492
National Instruments Corp.	49,814	1,138,748
Tech Data Corp. (a)	23,373	1,010,415
Trimble Navigation, Ltd. (a)	66,129	2,218,628
Vishay Intertechnology, Inc. (a) (b)	84,633	707,532

		10,954,574

Energy Equipment & Services—2.5%
Atwood Oceanics, Inc. (a)	30,420	1,045,231
CARBO Ceramics, Inc. (b)	10,727	1,099,839
Dresser-Rand Group, Inc. (a) (b)	42,971	1,741,615
Dril-Quip, Inc. (a)	18,552	1,000,138
Exterran Holdings, Inc. (a) (b)	34,430	334,660
Helix Energy Solutions Group, Inc. (a) (b)	57,051	747,368
Oceaneering International, Inc.	58,446	2,065,482
Oil States International, Inc. (a)	27,642	1,407,531
Patterson-UTI Energy, Inc.	83,819	1,453,421
Superior Energy Services, Inc. (a)	42,984	1,127,900
Tidewater, Inc. (b)	27,943	1,175,003
Unit Corp. (a)	22,304	823,464

		14,021,652

Food & Staples Retailing—0.5%
BJ’s Wholesale Club, Inc. (a)	29,444	1,508,711
Ruddick Corp. (b)	26,465	1,031,870

		2,540,581

Food Products—2.6%
Corn Products International, Inc.	41,322	1,621,475
Flowers Foods, Inc. (b)	60,973	1,186,535
Green Mountain Coffee Roasters, Inc. (a) (b)	69,251	6,436,188
Lancaster Colony Corp. (b)	10,748	655,735
Ralcorp Holdings, Inc. (a)	29,691	2,277,597
Smithfield Foods, Inc. (a) (b)	88,861	1,732,789
Tootsie Roll Industries, Inc. (b)	13,398	323,160

		14,233,479

Gas Utilities—2.1%
AGL Resources, Inc. (b)	42,253	1,721,387
Atmos Energy Corp.	48,619	1,577,687
Energen Corp.	38,815	1,587,145
National Fuel Gas Co. (b)	44,549	2,168,645
Questar Corp. (b)	95,589	1,692,881
UGI Corp. (b)	60,207	1,581,638
WGL Holdings, Inc. (b)	27,626	1,079,348

		11,408,731

Health Care Equipment & Supplies—3.1%
Gen-Probe, Inc. (a)	25,947	1,485,466
Hill-Rom Holdings, Inc. (b)	34,010	1,020,980
Hologic, Inc. (a)	141,163	2,147,089
IDEXX Laboratories, Inc. (a) (b)	30,611	2,111,241
Kinetic Concepts, Inc. (a)	33,549	2,210,544
Masimo Corp. (a) (b)	32,274	698,732

MSF-123

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
ResMed, Inc. (a) (b)	81,600	$2,349,264
STERIS Corp. (b)	31,916	934,181
Teleflex, Inc.	21,907	1,177,939
The Cooper Cos., Inc.	25,706	2,034,630
Thoratec Corp. (a)	32,172	1,050,094

		17,220,160

Health Care Providers & Services—3.4%
AMERIGROUP Corp. (a) (b)	26,736	1,042,971
Catalyst Health Solutions, Inc. (a)	26,857	1,549,380
Community Health Systems, Inc. (a) (b)	50,196	835,261
Health Management Associates, Inc. (a)	136,837	946,912
Health Net, Inc. (a)	47,972	1,137,416
Henry Schein, Inc. (a) (b)	49,767	3,086,052
Kindred Healthcare, Inc. (a) (b)	28,063	241,903
LifePoint Hospitals, Inc. (a) (b)	28,003	1,026,030
Lincare Holdings, Inc.	50,307	1,131,908
Mednax, Inc. (a)	26,262	1,645,052
Omnicare, Inc. (b)	62,364	1,585,917
Owens & Minor, Inc. (b)	34,336	977,889
Universal Health Services, Inc. (Class B) (b)	52,653	1,790,202
VCA Antech, Inc. (a) (b)	46,632	745,179
WellCare Health Plans, Inc. (a) (b)	23,006	873,768

		18,615,840

Health Care Technology—0.3%
Allscripts Heathcare Solutions, Inc. (a)	101,221	1,824,002

Hotels, Restaurants & Leisure—1.3%
Bally Technologies, Inc. (a)	23,884	644,390
Bob Evans Farms, Inc. (b)	16,334	465,846
Brinker International, Inc.	44,523	931,421
International Speedway Corp.	15,356	350,731
Life Time Fitness, Inc. (a) (b)	22,795	839,996
Panera Bread Co. (a) (b)	16,386	1,703,161
Scientific Games Corp. (a)	31,254	222,528
The Cheesecake Factory, Inc. (a) (b)	30,340	747,881
The Wendy’s Co. (b)	162,127	744,163
WMS Industries, Inc. (a)	30,010	527,876

		7,177,993

Household Durables—1.3%
American Greetings Corp. (b)	21,901	405,169
KB Home (b)	38,882	227,849
MDC Holdings, Inc. (b)	20,220	342,527
Mohawk Industries, Inc. (a)	30,733	1,318,753
NVR, Inc. (a)	2,925	1,766,641
Ryland Group, Inc. (b)	23,914	254,684
Toll Brothers, Inc. (a) (b)	79,203	1,142,899
Tupperware Brands Corp.	32,639	1,754,020

		7,212,542

Household Products—1.1%
Church & Dwight Co., Inc. (b)	77,312	3,417,191
Energizer Holdings, Inc. (a)	37,030	2,460,273

		5,877,464

Security Description	Shares	Value

Industrial Conglomerates—0.2%
Carisle Cos., Inc.	33,176	$1,057,651

Insurance—3.9%
American Financial Group, Inc.	42,220	1,311,775
Arthur J. Gallagher & Co. (b)	60,600	1,593,780
Aspen Insurance Holdings, Ltd. (b)	38,147	878,907
Brown & Brown, Inc.	62,342	1,109,688
Everest Re Group, Ltd.	29,268	2,323,294
Fidelity National Financial, Inc. (b)	120,353	1,826,958
First American Financial Corp. (b)	56,731	726,157
HCC Insurance Holdings, Inc.	59,236	1,602,334
Kemper Corp.	27,023	647,471
Mercury General Corp.	19,486	747,288
Old Republic International Corp. (b)	137,518	1,226,661
Protective Life Corp.	45,607	712,837
Reinsurance Group of America, Inc.	39,901	1,833,451
StanCorp Financial Group, Inc. (b)	23,987	661,322
The Hanover Insurance Group, Inc. (b)	24,482	869,111
Transatlantic Holdings, Inc.	33,648	1,632,601
W.R. Berkley Corp.	61,125	1,814,801

		21,518,436

Internet Software & Services—1.1%
AOL, Inc. (a) (b)	57,604	691,248
Digital River, Inc. (a) (b)	21,370	443,000
Equinix, Inc. (a) (b)	25,329	2,249,975
Rackspace Hosting, Inc. (a) (b)	55,482	1,894,155
ValueClick, Inc. (a) (b)	44,612	694,163

		5,972,541

IT Services—2.5%
Acxiom Corp. (a) (b)	43,904	467,139
Alliance Data Systems Corp. (a) (b)	27,420	2,541,834
Broadridge Financial Solutions, Inc.	66,535	1,340,015
Convergys Corp. (a) (b)	64,626	606,192
CoreLogic, Inc. (a) (b)	57,304	611,434
DST Systems, Inc.	19,046	834,786
Gartner, Inc. (Class A) (a)	51,981	1,812,578
Global Payments, Inc.	43,262	1,747,352
Lender Processing Services, Inc.	45,441	622,087
Mantech International Corp. (a) (b)	12,464	391,120
NeuStar, Inc. (a)	39,501	993,055
VeriFone Systems, Inc. (a) (b)	55,859	1,956,182

		13,923,774

Leisure Equipment & Products—0.4%
Eastman Kodak Co. (a) (b)	144,886	113,026
Polaris Industries, Inc.	37,228	1,860,283

		1,973,309

Life Sciences Tools & Services—1.6%
Bio-Rad Laboratories, Inc. (a)	10,579	960,256
Charles River Laboratories International, Inc. (a)	27,657	791,543
Covance, Inc. (a) (c)	32,711	1,486,715
Mettler-Toledo International, Inc. (a) (b)	17,170	2,403,113
Pharmaceutical Product Development, Inc.	61,334	1,573,830
Techne Corp. (b)	19,969	1,358,092

		8,573,549

MSF-124

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—4.2%
AGCO Corp. (a)	51,952	$1,795,981
Crane Co. (b)	26,263	937,327
Donaldson Co., Inc.	40,658	2,228,058
Gardner Denver, Inc. (b)	28,179	1,790,775
Graco, Inc.	32,768	1,118,700
Harsco Corp. (b)	43,464	842,767
IDEX Corp.	44,739	1,394,067
Kennametal, Inc. (b)	43,758	1,432,637
Lincoln Electric Holdings, Inc. (b)	45,345	1,315,458
Nordson Corp. (b)	32,109	1,276,012
Oshkosh Corp. (a) (b)	49,101	772,850
Pentair, Inc. (b)	53,186	1,702,484
SPX Corp.	27,521	1,246,977
Terex Corp. (b)	59,020	605,545
Timkin Co.	45,453	1,491,767
Trinity Industries, Inc. (b)	43,169	924,248
Valmont Industries, Inc. (b)	12,098	942,918
Wabtec Corp.	25,983	1,373,721

		23,192,292

Marine—0.4%
Alexander & Baldwin, Inc.	22,452	820,171
Kirby Corp. (a) (b)	29,967	1,577,463

		2,397,634

Media—0.9%
AMC Networks, Inc. (a)	30,866	986,169
DreamWorks Animation SKG, Inc. (a) (b)	38,229	695,003
John Wiley & Sons, Inc.	25,582	1,136,352
Lamar Advertising Co. (Class A) (a) (b)	31,517	536,735
Meredith Corp. (b)	20,114	455,381
Scholastic Corp.	13,565	380,227
The New York Times Co. (Class A) (a) (b)	65,108	378,278
Valassis Communications, Inc. (a) (b)	25,368	475,396

		5,043,541

Metals & Mining—1.0%
Carpenter Technology Corp. (b)	23,784	1,067,664
Commercial Metals Co.	62,216	591,674
Compass Minerals International, Inc.	17,718	1,183,208
Reliance Steel & Aluminum Co.	40,324	1,371,419
Steel Dynamics, Inc. (b)	117,757	1,168,150
Worthington Industries, Inc. (b)	29,719	415,174

		5,797,289

Multi-Utilities—2.0%
Alliant Energy Corp.	59,764	2,311,672
Black Hills Corp. (b)	21,239	650,763
MDU Resources Group, Inc. (b)	101,667	1,950,990
NSTAR	55,783	2,499,636
OGE Energy Corp.	52,760	2,521,400
Vectren Corp.	44,041	1,192,630

		11,127,091

Multiline Retail—1.1%
99 Cents Only Stores (a)	25,450	468,789
Dollar Tree, Inc. (a) (c)	65,704	4,935,027

Security Description	Shares	Value

Multiline Retail—(Continued)
Saks, Inc. (a) (b)	86,161	$753,909

		6,157,725

Office Electronics—0.2%
Zebra Technologies Corp. (Class A) (a)	29,003	897,353

Oil, Gas & Consumable Fuels—3.2%
Arch Coal, Inc. (b)	114,747	1,673,011
Bill Barrett Corp. (a) (b)	25,604	927,889
Cimarex Energy Co.	46,080	2,566,656
Comstock Resources, Inc. (a) (b)	25,658	396,673
Forest Oil Corp. (a) (b)	61,588	886,867
HollyFrontier Corp.	113,121	2,966,033
Northern Oil & Gas, Inc. (a) (b)	34,000	659,260
Overseas Shipholding Group, Inc. (b)	14,108	193,844
Patriot Coal Corp. (a) (b)	49,181	416,071
Plains Exploration & Production Co. (a)	75,930	1,724,370
Quicksilver Resources, Inc. (a) (b)	64,504	488,941
SM Energy Co.	34,322	2,081,629
Southern Union Co. (b)	67,177	2,725,371

		17,706,615

Paper & Forest Products—0.3%
Domtar Corp.	21,584	1,471,381
Louisiana-Pacific Corp. (a) (b)	71,164	362,937

		1,834,318

Pharmaceuticals—1.4%
Endo Pharmaceuticals Holdings, Inc. (a)	62,784	1,757,324
Medicis Pharmaceutical Corp. (b)	34,120	1,244,698
Perrigo Co. (b)	49,972	4,852,781

		7,854,803

Professional Services—0.9%
FTI Consulting, Inc. (a) (b)	22,378	823,734
Korn/Ferry International (a) (b)	25,354	309,065
Manpower, Inc.	44,120	1,483,315
The Corporate Executive Board Co. (b)	18,610	554,578
Towers Watson & Co.	28,331	1,693,627

		4,864,319

Real Estate Investment Trusts—7.8%
Alexandria Real Estate Equities, Inc.	33,351	2,047,418
American Campus Communities, Inc. (b)	37,444	1,393,291
BRE Properties, Inc.	40,247	1,704,058
Camden Property Trust	38,329	2,118,061
Corporate Office Properties Trust (b)	38,725	843,430
Cousins Properties, Inc. (b)	55,852	326,734
Duke Realty Corp.	136,128	1,429,344
Equity One, Inc. (b)	32,106	509,201
Essex Property Trust, Inc. (b)	17,623	2,115,465
Federal Realty Investment Trust (b)	33,822	2,787,271
Highwoods Properties, Inc. (b)	38,988	1,101,801
Home Properties, Inc.	25,312	1,436,709
Hospitality Properties Trust	66,481	1,411,392
Liberty Property Trust (b)	62,286	1,813,145
Mack-Cali Realty Corp.	46,877	1,253,960

MSF-125

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Omega Healthcare Investors, Inc. (b)	55,518	$884,402
Potlatch Corp. (b)	21,641	682,124
Rayonier, Inc. (b)	65,601	2,413,461
Realty Income Corp. (b)	68,321	2,202,669
Regency Centers Corp. (b)	48,415	1,710,502
Senior Housing Properties Trust (b)	82,593	1,779,053
SL Green Realty Corp.	46,024	2,676,296
Taubman Centers, Inc.	31,175	1,568,414
The Macerich Co. (b)	71,038	3,028,350
UDR, Inc.	117,977	2,612,011
Weingarten Realty Investors (b)	65,071	1,377,553

		43,226,115

Real Estate Management & Development—0.2%
Jones Lang LaSalle, Inc.	23,390	1,211,836

Road & Rail—1.3%
Con-way, Inc.	29,927	662,285
J.B. Hunt Transport Services, Inc. (b)	49,843	1,800,329
Kansas City Southern (a)	59,138	2,954,534
Landstar System, Inc.	25,696	1,016,534
Werner Enterprises, Inc. (b)	23,916	498,170

		6,931,852

Semiconductors & Semiconductor Equipment—3.1%
Atmel Corp. (a) (c)	250,702	2,023,165
Cree, Inc. (a)	62,307	1,618,736
Cypress Semiconductor Corp. (a) (b)	92,588	1,386,042
Fairchild Semiconductor International, Inc. (a)	68,758	742,587
Integrated Device Technology, Inc. (a)	78,717	405,393
International Rectifier Corp. (a)	37,705	702,067
Intersil Corp.	67,784	697,497
Lam Research Corp. (a)	66,660	2,531,747
RF Micro Devices, Inc. (a) (b)	148,824	943,544
Semtech Corp. (a) (b)	35,202	742,762
Silicon Laboratories, Inc. (a) (b)	23,833	798,644
Skyworks Solutions, Inc. (a)	100,312	1,799,597
Varian Semiconductor Equipment Associates, Inc. (a)	40,612	2,483,424

		16,875,205

Software—4.4%
ACI Worldwide, Inc. (a) (b)	18,023	496,353
Advent Software, Inc. (a) (b)	17,737	369,816
ANSYS, Inc. (a) (b)	49,669	2,435,768
Cadence Design Systems, Inc. (a) (b)	144,914	1,339,005
Concur Technologies, Inc. (a) (b)	25,006	930,723
FactSet Research Systems, Inc. (b)	24,680	2,195,780
Fair Isaac Corp. (b)	20,794	453,933
Informatica Corp. (a)	57,449	2,352,536
Jack Henry & Associates, Inc. (b)	46,526	1,348,323
Mentor Graphics Corp. (a) (b)	50,252	483,424
MICROS Systems, Inc. (a)	43,512	1,910,612
Parametric Technology Corp. (a)	63,241	972,647
Quest Software, Inc. (a)	31,452	499,458
Rovi Corp. (a)	59,915	2,575,147
Solera Holdings, Inc.	38,152	1,926,676
Synopsys, Inc. (a)	77,574	1,889,703

Security Description	Shares	Value

Software—(Continued)
TIBCO Software, Inc. (a)	87,612	$1,961,633

		24,141,537

Specialty Retail—3.9%
Aaron’s, Inc.	42,358	1,069,539
Advance Auto Parts, Inc.	39,707	2,306,977
Aeropostale, Inc. (a) (b)	43,477	469,986
American Eagle Outfitters, Inc. (b)	104,956	1,230,084
ANN, Inc. (a) (b)	28,128	642,444
Ascena Retail Group, Inc. (a) (b)	36,996	1,001,482
Barnes & Noble, Inc. (b)	22,037	260,698
Chico’s FAS, Inc.	92,726	1,059,858
Collective Brands, Inc. (a) (b)	32,617	422,716
Dick’s Sporting Goods, Inc. (a) (b)	51,859	1,735,202
Foot Locker, Inc.	82,369	1,654,793
Guess?, Inc.	35,973	1,024,871
Office Depot, Inc. (a) (b)	150,802	310,652
PetSmart, Inc.	60,713	2,589,409
RadioShack Corp.	53,732	624,366
Rent-A-Center, Inc. (b)	33,194	911,175
Tractor Supply Co.	38,454	2,405,298
Williams-Sonoma, Inc.	56,283	1,732,954

		21,452,504

Textiles, Apparel & Luxury Goods—1.8%
Deckers Outdoor Corp. (a) (b)	20,742	1,934,399
Fossil, Inc. (a)	28,543	2,313,695
Hanesbrands, Inc. (a)	52,310	1,308,273
PVH Corp.	36,379	2,118,713
The Warnaco Group, Inc. (a) (b)	23,154	1,067,168
Under Armour, Inc. (a) (b)	19,712	1,309,074

		10,051,322

Thrifts & Mortgage Finance—1.0%
Astoria Financial Corp. (b)	45,108	346,880
First Niagara Financial Group, Inc. (b)	158,791	1,452,938
New York Community Bancorp, Inc. (b)	235,559	2,803,152
Washington Federal, Inc. (b)	59,390	756,629

		5,359,599

Tobacco—0.1%
Universal Corp. (b)	12,508	448,537

Trading Companies & Distributors—0.6%
GATX Corp. (b)	25,095	777,694
MSC Industrial Direct Co. (b)	25,143	1,419,574
United Rentals, Inc. (a) (b)	33,730	568,013
Watsco, Inc. (b)	15,258	779,684

		3,544,965

Water Utilities—0.3%
Aqua America, Inc. (b)	74,532	1,607,655

Wireless Telecommunication Services—0.2%
Telephone & Data Systems, Inc. (b)	49,520	1,052,300

Total Common Stock (Identified Cost $535,958,273)		514,866,726

MSF-126

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mutual Funds—4.0%

Security Description	Shares/Par Amount	Value

Exchange Traded Funds—4.0%
SPDR S&P MidCap 400 ETF Trust (b)	154,300	$21,930,659

Total Mutual Funds (Identified Cost $25,111,331)		21,930,659

Short Term Investments—30.6%

Discount Notes—1.5%
Federal Home Loan Bank 0.010%, 12/02/11	$1,550,000	1,549,932
Federal Home Loan Mortgage Corp. 0.010%, 12/21/11	1,775,000	1,774,646
0.010%, 12/27/11	250,000	249,988
Federal National Mortgage Association 0.010%, 10/12/11	150,000	149,998
0.010%, 11/23/11	500,000	499,974
0.010%, 12/07/11	3,175,000	3,174,690
0.010%, 02/06/12	775,000	774,874

		8,174,102

Mutual Funds—28.1%
State Street Navigator Securities Lending Prime Portfolio (d)	154,591,239	154,591,239

U.S. Treasury—1.0%
U.S. Treasury Bills 0.010%, 11/03/11	1,175,000	1,174,968
0.010%, 12/29/11	4,475,000	4,474,568

		5,649,536

Total Short Term Investments (Identified Cost $168,414,877)		168,414,877

Total Investments—128.0% (Identified Cost $729,484,481) (e)		705,212,262
Liabilities in excess of other assets		(154,063,270)

Net Assets—100.0%		$551,148,992

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $146,153,657 and the collateral received consisted of cash in the amount of $154,591,239 and non-cash collateral with a value of $11,016. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	All or a portion of the security was pledged as collateral against open futures contracts.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $731,234,328. The aggregate unrealized appreciation and depreciation of investments was $75,581,819 and $(101,603,885), respectively, resulting in net unrealized depreciation of $(26,022,066) for federal income tax purposes.

Futures Contracts
Futures Contracts-Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2011	Net Unrealized Depreciation
S&P MidCap 400 Index Futures	Index and Options Market	12/15/2011	34	$14,421,270	$13,241,300	$(1,179,970)

MSF-127

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock *	$514,866,726	$—	$—	$514,866,726
Total Mutual Funds *	21,930,659	—	—	21,930,659
Short Term Investments
Discount Notes	—	8,174,102	—	8,174,102
Mutual Funds	154,591,239	—	—	154,591,239
U.S. Treasury	—	5,649,536	—	5,649,536
Total Short Term Investments	154,591,239	13,823,638	—	168,414,877
Total Investments	$691,388,624	$13,823,638	$—	$705,212,262

Futures Contracts **
Futures Contracts Long (Net Unrealized Depreciation)	$(1,179,970)	$—	$—	$(1,179,970)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures contracts are valued based on the unrealized appreciation/depreciation of the instrument.

MSF-128

Metropolitan Series Fund, Inc.

MetLife Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio, (Class A) (a)	5,063,174	$38,581,385
BlackRock Bond Income Portfolio, (Class A) (a)	3,792,549	415,132,439
BlackRock High Yield Portfolio, (Class A) (b)	5,893,685	46,619,048
BlackRock Large Cap Value Portfolio, (Class A) (a)	9,107,267	82,785,058
BlackRock Legacy Large Cap Growth Portfolio, (Class A) (a)	3,442,634	80,110,094
Clarion Global Real Estate Portfolio, (Class A) (b)	9,573,658	82,716,402
Davis Venture Value Portfolio, (Class A) (a)	7,739,492	206,876,611
Goldman Sachs Mid Cap Value Portfolio, (Class A) (b)	3,642,887	39,379,604
Harris Oakmark International Portfolio, (Class A) (b)	13,937,156	159,719,811
Invesco Small Cap Growth Portfolio, (Class A) (b) (c)	9,402,548	118,096,004
Janus Forty Portfolio, (Class A) (b)	1,380,560	81,453,044
Jennison Growth Portfolio, (Class A) (a)	11,873,023	134,165,157
Legg Mason ClearBridge Aggressive Growth Portfolio, (Class A) (b)	5,894,274	40,847,320
Loomis Sayles Small Cap Growth Portfolio, (Class A) (a) (c)	4,442,082	39,045,900
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	3,961,458	47,973,252
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	272,403	42,996,018
Met/Dimensional International Small Company Portfolio, (Class A) (a)	3,096,919	40,631,573
Met/Eaton Vance Floating Rate Portfolio, (Class A) (b)	9,755,448	98,042,252
Met/Franklin Low Duration Total Return Portfolio, (Class A) (b) (c)	15,035,522	147,498,471
Met/Templeton International Bond Portfolio, (Class A) (b)	12,412,893	141,010,460
MFS Emerging Markets Equity Portfolio, (Class A) (b)	4,294,792	38,524,281
MFS Research International Portfolio, (Class A) (b)	18,632,737	161,545,828
MFS Value Portfolio, (Class A) (a)	19,481,502	213,127,631

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
Morgan Stanley Mid Cap Growth Portfolio, (Class A) (b)	180,332	$1,888,077
Neuberger Berman Genesis Portfolio, (Class A) (a)	7,899,537	83,893,082
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	13,533,720	156,991,152
PIMCO Total Return Portfolio, (Class A) (b)	54,749,023	652,608,358
Pioneer Fund Portfolio, (Class A) (b)	3,591,540	42,990,732
Rainier Large Cap Equity Portfolio, (Class A) (b)	11,498,565	82,789,668
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	6,516,058	88,162,261
T. Rowe Price Large Cap Value Portfolio, (Class A) (b)	8,640,541	160,195,623
T. Rowe Price Mid Cap Growth Portfolio, (Class A) (b)	4,622,138	39,796,610
Third Avenue Small Cap Value Portfolio, (Class A) (b)	9,369,878	117,404,576
Van Eck Global Natural Resources Portfolio, (Class A) (a)	5,784,735	72,251,338
Van Kampen Comstock Portfolio, (Class A) (b)	19,475,763	162,233,107
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	4,021,375	50,910,608
Western Asset Management U.S. Government Portfolio, (Class A) (a)	21,542,718	261,959,456

Total Mutual Funds (Identified Cost $4,704,126,379)		4,470,952,291

Total Investments—100.0% (Identified Cost $4,704,126,379) (d)		4,470,952,291
Liabilities in excess of other assets		(1,174,376)

Net Assets—100.0%		$4,469,777,915

(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-Income Producing.
(d)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $4,704,126,379. The aggregate unrealized appreciation and depreciation of investments was $89,131,716 and $(322,305,804), respectively, resulting in net unrealized depreciation of $(233,174,088) for federal income tax purposes.

Transactions in Affiliated Issuers
Underlying Portfolio (Class A)	Number of Shares Held as of December 31, 2010	Shares Purchased	Shares Sold	Number of Shares Held as of September 30, 2011
Artio International Stock	13,496,266	1,310,509	9,743,601	5,063,174
BlackRock Bond Income	1,175,474	2,681,407	64,332	3,792,549
BlackRock High Yield	5,163,825	876,871	147,011	5,893,685
BlackRock Large Cap Value	12,958,402	1,257,343	5,108,478	9,107,267
BlackRock Legacy Large Cap Growth	0	3,498,667	56,033	3,442,634
Clarion Global Real Estate	4,426,563	5,326,818	179,723	9,573,658
Davis Venture Value	7,089,431	803,171	153,110	7,739,492
Dreman Small Cap Value	6,249,888	516,626	6,766,514	0
Goldman Sachs Mid-Cap Value	0	3,702,982	60,095	3,642,887
Harris Oakmark International	9,944,794	4,269,677	277,315	13,937,156

MSF-129

Metropolitan Series Fund, Inc.

MetLife Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Underlying Portfolio (Class A)	Number of Shares Held as of December 31, 2010	Shares Purchased	Shares Sold	Number of Shares Held as of September 30, 2011
Invesco Small Cap Growth	6,667,690	3,027,620	292,762	9,402,548
Janus Forty	0	1,403,590	23,030	1,380,560
Jennison Growth	18,663,087	1,619,193	8,409,257	11,873,023
Lazard Mid Cap	8,109,139	602,317	8,711,456	0
Legg Mason ClearBridge Aggressive Growth	0	5,993,215	98,941	5,894,274
Loomis Sayles Small Cap Growth	0	4,515,684	73,602	4,442,082
Lord Abbett Bond Debenture	6,889,413	1,034,834	3,962,789	3,961,458
Met/Artisan Mid Cap Value	530,038	47,025	304,660	272,403
Met/Dimensional International Small Company	5,708,869	784,162	3,396,112	3,096,919
Met/Eaton Vance Floating Rate	8,372,963	1,571,993	189,508	9,755,448
Met/Franklin Low Duration Total Return	0	15,265,963	230,441	15,035,522
Met/Franklin Mutual Shares	24,366,291	4,030,078	28,396,369	0
Met/Templeton International Bond	10,558,119	2,096,104	241,330	12,412,893
MFS Emerging Markets Equity	8,203,475	795,130	4,703,813	4,294,792
MFS Research International	13,606,125	5,486,440	459,828	18,632,737
MFS Value	17,910,772	2,029,280	458,550	19,481,502
Morgan Stanley Mid Cap Growth	0	293,418	113,086	180,332
Neuberger Berman Genesis	4,070,553	3,980,680	151,696	7,899,537
PIMCO Inflation Protected Bond	3,771,092	9,986,006	223,378	13,533,720
PIMCO Total Return	68,449,147	11,527,887	25,228,011	54,749,023
Pioneer Fund	16,084,598	1,372,057	13,865,115	3,591,540
Rainier Large Cap Equity	0	11,683,366	184,801	11,498,565
T. Rowe Price Large Cap Growth	15,338,483	1,189,506	10,011,931	6,516,058
T. Rowe Price Large Cap Value	0	8,781,887	141,346	8,640,541
T. Rowe Price Mid Cap Growth	9,539,613	840,856	5,758,331	4,622,138
Third Avenue Small Cap Value	0	9,524,278	154,400	9,369,878
Van Eck Global Natural Resources	5,729,817	1,149,856	1,094,938	5,784,735
Van Kampen Comstock	0	19,791,005	315,242	19,475,763
Western Asset Management Strategic Bond Opportunities	6,752,929	972,025	3,703,579	4,021,375
Western Asset Management U.S. Government	20,773,962	3,703,529	2,934,773	21,542,718

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2011
Artio International Stock	$646,842	$0	$2,377,969	$38,581,385
BlackRock Bond Income	734,246	0	5,489,567	415,132,439
BlackRock High Yield	21,255	0	3,172,660	46,619,048
BlackRock Large Cap Value	12,947,901	0	1,633,501	82,785,058
BlackRock Legacy Large Cap Growth	(180,733)	0	0	80,110,094
Clarion Global Real Estate	(821,531)	0	1,921,444	82,716,402
Davis Venture Value	(1,041,274)	0	2,631,632	206,876,611
Dreman Small Cap Value	22,308,233	0	1,607,358	0
Goldman Sachs Mid-Cap Value	(101,172)	0	0	39,379,604
Harris Oakmark International	(1,207,511)	0	38,511	159,719,811
Invesco Small Cap Growth	(47,608)	0	0	118,096,004
Janus Forty	(139,497)	0	0	81,453,044
Jennison Growth	5,969,000	0	672,178	134,165,157
Lazard Mid Cap	24,095,833	0	897,720	0
Legg Mason ClearBridge Aggressive Growth	(65,707)	0	0	40,847,320
Loomis Sayles Small Cap Growth	(104,606)	0	0	39,045,900
Lord Abbett Bond Debenture	2,895,385	0	5,884,324	47,973,252
Met/Artisan Mid Cap Value	22,941,562	0	950,341	42,996,018
Met/Dimensional International Small Company	24,301,905	3,529,829	2,064,505	40,631,573
Met/Eaton Vance Floating Rate	57,229	245,612	1,892,560	98,042,252
Met/Franklin Low Duration Total Return	(3,007)	13,024,936	6,948,564	147,498,471
Met/Franklin Mutual Shares	44,165,945	0	0	0

MSF-130

Metropolitan Series Fund, Inc.

MetLife Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2011
Met/Templeton International Bond	$557,545	$186,994	$10,366,114	$141,010,460
MFS Emerging Markets Equity	20,167,976	0	1,492,196	38,524,281
MFS Research International	(1,143,320)	0	3,005,807	161,545,828
MFS Value	(145,244)	0	3,702,855	213,127,631
Morgan Stanley Mid Cap Growth	(92,889)	0	0	1,888,077
Neuberger Berman Genesis	212,191	0	382,716	83,893,082
PIMCO Inflation Protected Bond	315,770	2,239,474	871,829	156,991,152
PIMCO Total Return	1,842,680	28,396,437	26,395,790	652,608,358
Pioneer Fund	68,382,825	0	2,928,418	42,990,732
Rainier Large Cap Equity	(158,408)	0	0	82,789,668
T. Rowe Price Large Cap Growth	27,551,822	0	210,912	88,162,261
T. Rowe Price Large Cap Value	(380,007)	0	0	160,195,623
T. Rowe Price Mid Cap Growth	28,020,012	2,523,461	0	39,796,610
Third Avenue Small Cap Value	(308,053)	0	0	117,404,576
Van Eck Global Natural Resources	8,492,044	9,990,354	1,367,694	72,251,338
Van Kampen Comstock	(345,032)	0	0	162,233,107
Western Asset Management Strategic Bond Opportunities	10,579,101	0	4,742,988	50,910,608
Western Asset Management U.S. Government	(1,384,465)	9,481,539	4,131,242	261,959,456

	$319,537,238	$69,618,636	$97,781,395	$4,470,952,291

MSF-131

Metropolitan Series Fund, Inc.

MetLife Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$4,470,952,291	$—	$—	$4,470,952,291

Total Investments	$4,470,952,291	$—	$—	$4,470,952,291

MSF-132

Metropolitan Series Fund, Inc.

MetLife Moderate to Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio, (Class A) (a)	5,896,542	$44,931,649
BlackRock Bond Income Portfolio, (Class A) (a)	1,130,678	123,763,996
BlackRock Large Cap Value Portfolio, (Class A) (a)	5,411,064	49,186,568
BlackRock Legacy Large Cap Growth Portfolio, (Class A) (a)	3,077,846	71,621,483
Clarion Global Real Estate Portfolio, (Class A) (b)	8,614,432	74,428,690
Davis Venture Value Portfolio, (Class A) (a)	4,625,198	123,631,544
Dreman Small Cap Value Portfolio, (Class A) (b)	3,923,376	45,432,690
Goldman Sachs Mid Cap Value Portfolio, (Class A) (b)	4,343,241	46,950,435
Harris Oakmark International Portfolio, (Class A) (b)	10,369,558	118,835,135
Invesco Small Cap Growth Portfolio, (Class A) (b) (c)	7,519,286	94,442,235
Janus Forty Portfolio, (Class A) (b)	1,269,766	74,916,212
Jennison Growth Portfolio, (Class A) (a)	9,394,097	106,153,298
Legg Mason ClearBridge Aggressive Growth Portfolio, (Class A) (b)	10,558,556	73,170,794
Loomis Sayles Small Cap Growth Portfolio, (Class A) (a) (c)	5,294,866	46,541,872
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	4,684,984	56,735,150
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	166,312	26,250,746
Met/Dimensional International Small Company Portfolio, (Class A) (a)	3,590,252	47,104,104
Met/Eaton Vance Floating Rate Portfolio, (Class A) (b)	2,904,591	29,191,141
Met/Templeton International Bond Portfolio, (Class A) (b)	4,950,749	56,240,510
MFS Emerging Markets Equity Portfolio, (Class A) (b)	5,065,992	45,441,950
MFS Research International Portfolio, (Class A) (b)	13,879,123	120,331,994
MFS Value Portfolio, (Class A) (a)	13,912,944	152,207,608
Morgan Stanley Mid Cap Growth Portfolio, (Class A) (b)	34,650	362,784

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
Neuberger Berman Genesis Portfolio, (Class A) (a)	2,387,646	$25,356,804
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	5,385,282	62,469,266
PIMCO Total Return Portfolio, (Class A) (b)	20,026,700	238,718,266
Rainier Large Cap Equity Portfolio, (Class A) (b)	10,289,008	74,080,858
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	5,741,952	77,688,612
T. Rowe Price Large Cap Value Portfolio, (Class A) (b)	6,435,206	119,308,711
T. Rowe Price Mid Cap Growth Portfolio, (Class A) (b)	2,906,812	25,027,648
Third Avenue Small Cap Value Portfolio, (Class A) (b)	3,716,351	46,565,873
Turner Mid Cap Growth Portfolio, (Class A) (b)	1,939,774	23,199,694
Van Eck Global Natural Resources Portfolio, (Class A) (a)	5,154,963	64,385,486
Van Kampen Comstock Portfolio, (Class A) (b)	14,509,272	120,862,237
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	2,372,072	30,030,432

Total Mutual Funds (Identified Cost $2,690,480,969)		2,535,566,475

Total Investments—100.0% (Identified Cost $2,690,480,969) (d)		2,535,566,475
Liabilities in excess of other assets		(712,099)

Net Assets—100.0%		$2,534,854,376

(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-Income Producing.
(d)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $2,690,480,969. The aggregate unrealized appreciation and depreciation of investments was $72,395,535 and $(227,310,029), respectively, resulting in net unrealized depreciation of $(154,914,494) for federal income tax purposes.

Transactions in Affiliated Issuers
Underlying Portfolio (Class A)	Number of Shares Held as of December 31, 2010	Shares Purchased	Shares Sold	Number of Shares Held as of September 30, 2011
Artio International Stock	11,698,339	292,315	6,094,112	5,896,542
BlackRock Bond Income	0	1,164,679	34,001	1,130,678
BlackRock High Yield	3,340,859	247,684	3,588,543	0
BlackRock Large Cap Value	8,355,883	165,948	3,110,767	5,411,064
BlackRock Legacy Large Cap Growth	0	3,177,100	99,254	3,077,846
Clarion Global Real Estate	5,725,361	3,236,696	347,625	8,614,432
Davis Venture Value	6,475,636	132,241	1,982,679	4,625,198
Dreman Small Cap Value	6,028,340	149,385	2,254,349	3,923,376

MSF-133

Metropolitan Series Fund, Inc.

MetLife Moderate to Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Underlying Portfolio (Class A)	Number of Shares Held as of December 31, 2010	Shares Purchased	Shares Sold	Number of Shares Held as of September 30, 2011
Goldman Sachs Mid Cap Value	0	4,483,722	140,481	4,343,241
Harris Oakmark International	8,659,319	2,215,542	505,303	10,369,558
Invesco Small Cap Growth	8,698,400	84,238	1,263,352	7,519,286
Janus Forty	1,227,692	99,061	56,987	1,269,766
Jennison Growth	14,454,858	172,327	5,233,088	9,394,097
Lazard Mid Cap	7,925,485	116,472	8,041,957	0
Legg Mason ClearBridge Aggressive Growth	0	10,895,229	336,673	10,558,556
Loomis Sayles Small Cap Growth	0	5,467,664	172,798	5,294,866
Lord Abbett Bond Debenture	4,439,405	447,072	201,493	4,684,984
Met/Artisan Mid Cap Value	690,674	11,099	535,461	166,312
Met/Dimensional International Small Company	3,725,991	246,099	381,838	3,590,252
Met/Eaton Vance Floating Rate	0	2,991,806	87,215	2,904,591
Met/Franklin Mutual Shares	12,680,833	1,206,575	13,887,408	0
Met/Templeton International Bond	6,896,962	597,400	2,543,613	4,950,749
MFS Emerging Markets Equity	7,971,448	194,417	3,099,873	5,065,992
MFS Research International	11,756,542	2,790,624	668,043	13,879,123
MFS Value	14,007,706	534,914	629,676	13,912,944
Morgan Stanley Mid Cap Growth	0	185,897	151,247	34,650
Neuberger Berman Genesis	2,653,925	44,945	311,224	2,387,646
PIMCO Inflation Protected Bond	0	5,540,763	155,481	5,385,282
PIMCO Total Return	30,612,032	3,441,198	14,026,530	20,026,700
Pioneer Fund	12,553,739	224,376	12,778,115	0
Rainier Large Cap Equity	0	10,616,485	327,477	10,289,008
T. Rowe Price Large Cap Growth	11,889,880	107,708	6,255,636	5,741,952
T. Rowe Price Large Cap Value	0	6,643,408	208,202	6,435,206
T. Rowe Price Mid Cap Growth	9,326,481	275,452	6,695,121	2,906,812
Third Avenue Small Cap Value	0	3,838,581	122,230	3,716,351
Turner Mid Cap Growth	0	2,002,843	63,072	1,939,771
Van Eck Global Natural Resources	3,690,432	1,914,372	449,841	5,154,963
Van Kampen Comstock	0	14,974,806	465,534	14,509,272
Western Asset Management Strategic Bond Opportunities	0	2,441,930	69,858	2,372,072

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2011
Artio International Stock	$(28,743,572)	$0	$1,929,202	$44,931,649
BlackRock Bond Income	66,266	0	0	123,763,996
BlackRock High Yield	6,815,928	0	1,924,744	0
BlackRock Large Cap Value	11,567,296	0	988,061	49,186,568
BlackRock Legacy Large Cap Growth	(265,957)	0	0	71,621,483
Clarion Global Real Estate	(1,505,908)	0	2,328,375	74,428,690
Davis Venture Value	(7,525,337)	0	2,251,900	123,631,544
Dreman Small Cap Value	3,672,823	0	1,452,536	45,432,690
Goldman Sachs Mid Cap Value	(182,817)	0	0	46,950,435
Harris Oakmark International	(1,985,756)	0	31,308	118,835,135
Invesco Small Cap Growth	1,179,607	0	0	94,442,235
Janus Forty	1,006,441	0	1,491,969	74,916,212
Jennison Growth	1,712,414	0	488,322	106,153,298
Lazard Mid Cap	17,339,471	0	821,783	0
Legg Mason ClearBridge Aggressive Growth	(184,441)	0	0	73,170,794
Loomis Sayles Small Cap Growth	(199,202)	0	0	46,541,872
Lord Abbett Bond Debenture	77,414	0	3,553,852	56,735,150
Met/Artisan Mid Cap Value	38,450,292	0	1,159,201	26,250,746
Met/Dimensional International Small Company	2,507,533	2,165,839	1,266,743	47,104,104
Met/Eaton Vance Floating Rate	(8,994)	0	0	29,191,141
Met/Franklin Mutual Shares	28,213,931	6,342,344	3,383,524	0

MSF-134

Metropolitan Series Fund, Inc.

MetLife Moderate to Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2011
Met/Templeton International Bond	$5,724,004	$114,046	$6,322,212	$56,240,510
MFS Emerging Markets Equity	17,113,268	0	1,355,478	45,441,950
MFS Research International	(1,607,993)	0	2,442,558	120,331,994
MFS Value	(595,723)	0	2,714,159	152,207,608
Morgan Stanley Mid Cap Growth	(87,605)	0	0	362,784
Neuberger Berman Genesis	662,849	0	233,379	25,356,804
PIMCO Inflation Protected Bond	53,000	0	0	62,469,266
PIMCO Total Return	(61,605)	12,216,459	11,355,759	238,718,266
Pioneer Fund	58,462,252	0	2,138,787	0
Rainier Large Cap Equity	(227,520)	0	0	74,080,858
T. Rowe Price Large Cap Growth	2,136,512	0	152,908	77,688,612
T. Rowe Price Large Cap Value	(460,267)	0	0	119,308,711
T. Rowe Price Mid Cap Growth	31,373,489	2,323,242	0	25,027,648
Third Avenue Small Cap Value	(217,269)	0	0	46,565,873
Turner Mid Cap Growth	(96,356)	0	0	23,199,694
Van Eck Global Natural Resources	3,429,697	6,093,422	834,198	64,385,486
Van Kampen Comstock	(420,997)	0	0	120,862,237
Western Asset Management Strategic Bond Opportunities	9,617	0	0	30,030,432

	$187,196,785	$29,255,352	$50,620,958	$2,535,566,475

MSF-135

Metropolitan Series Fund, Inc.

MetLife Moderate to Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$2,535,566,475	$—	$—	$2,535,566,475
Total Investments	$2,535,566,475	$—	$—	$2,535,566,475

MSF-136

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—98.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.7%
General Dynamics Corp.	153,910	$8,755,940
Goodrich Corp.	53,183	6,418,124
Honeywell International, Inc.	332,877	14,616,629
ITT Corp.	78,834	3,311,028
L-3 Communications Holdings, Inc.	44,837	2,778,549
Lockheed Martin Corp. (a)	117,087	8,505,200
Northrop Grumman Corp.	118,297	6,170,371
Precision Castparts Corp.	61,275	9,525,811
Raytheon Co.	150,442	6,148,565
Rockwell Collins, Inc.	65,376	3,449,238
Textron, Inc. (a)	117,989	2,081,326
The Boeing Co.	315,292	19,078,319
United Technologies Corp.	386,605	27,201,528

		118,040,628

Air Freight & Logistics—1.0%
C. H. Robinson Worldwide, Inc. (a)	70,159	4,803,787
Expeditors International of Washington, Inc.	90,230	3,658,827
FedEx Corp.	134,877	9,128,475
United Parcel Service, Inc. (Class B)	417,269	26,350,537

		43,941,626

Airlines—0.1%
Southwest Airlines Co.	342,054	2,750,114

Auto Components—0.2%
Johnson Controls, Inc.	289,189	7,625,914
The Goodyear Tire & Rubber Co. (b)	103,961	1,048,966

		8,674,880

Automobiles—0.4%
Ford Motor Co. (a) (b)	1,616,608	15,632,599
Harley-Davidson, Inc. (a)	100,579	3,452,877

		19,085,476

Beverages—2.8%
Beam, Inc.	65,718	3,554,029
Brown-Forman Corp. (Class B) (a)	42,912	3,009,848
Coca-Cola Enterprises, Inc.	135,702	3,376,266
Constellation Brands, Inc. (b)	78,463	1,412,334
Dr. Pepper Snapple Group, Inc.	92,304	3,579,549
Molson Coors Brewing Co. (a)	69,321	2,745,805
PepsiCo., Inc.	673,308	41,677,765
The Coca-Cola Co.	976,857	65,996,459

		125,352,055

Biotechnology—1.3%
Amgen, Inc. (b) (c)	393,148	21,603,483
Biogen Idec, Inc. (b)	103,190	9,612,148
Celgene Corp. (b)	195,196	12,086,536
Cephalon, Inc. (a) (b)	33,158	2,675,851
Gilead Sciences, Inc. (b)	328,210	12,734,548

		58,712,566

Building Products—0.0%
Masco Corp. (a)	152,265	1,084,127

Security Description	Shares	Value

Capital Markets—1.9%
Ameriprise Financial, Inc.	100,438	$3,953,240
BlackRock, Inc.	42,672	6,315,883
E*TRADE Financial Corp. (b)	107,994	983,825
Federated Investors, Inc. (Class B) (a)	39,488	692,225
Franklin Resources, Inc.	61,925	5,922,507
Invesco, Ltd.	191,822	2,975,159
Janus Capital Group, Inc. (a)	79,362	476,172
Legg Mason, Inc. (a)	55,774	1,433,949
Morgan Stanley	631,567	8,526,154
Northern Trust Corp.	102,528	3,586,429
State Street Corp.	214,436	6,896,262
T. Rowe Price Group, Inc. (a)	109,070	5,210,274
The Bank of New York Mellon Corp.	524,439	9,749,321
The Charles Schwab Corp.	458,555	5,167,915
The Goldman Sachs Group, Inc.	215,187	20,345,931

		82,235,246

Chemicals—2.0%
Air Products & Chemicals, Inc.	90,676	6,924,926
Airgas, Inc. (a)	28,959	1,848,163
CF Industries Holdings, Inc.	30,527	3,766,727
E. I. du Pont de Nemours & Co.	396,726	15,857,138
Eastman Chemical Co.	29,866	2,046,717
Ecolab, Inc. (a)	98,685	4,824,710
FMC Corp.	30,486	2,108,412
International Flavors & Fragrances, Inc. (a)	34,408	1,934,418
Monsanto Co.	227,499	13,659,040
PPG Industries, Inc.	67,015	4,735,280
Praxair, Inc.	128,551	12,016,947
Sigma-Aldrich Corp. (a)	51,939	3,209,311
The Dow Chemical Co.	502,540	11,287,048
The Mosaic Co.	117,811	5,769,205

		89,988,042

Commercial Banks—2.5%
BB&T Corp. (a)	296,553	6,325,476
Comerica, Inc.	85,499	1,963,912
Fifth Third Bancorp	391,329	3,952,423
First Horizon National Corp. (a) (b)	112,188	668,640
Huntington Bancshares, Inc.	367,294	1,763,011
KeyCorp	405,386	2,403,939
M&T Bank Corp. (a)	53,436	3,735,176
PNC Financial Services Group, Inc.	223,885	10,789,018
Regions Financial Corp.	535,546	1,783,368
SunTrust Banks, Inc.	228,410	4,099,960
U.S. Bancorp	817,243	19,237,900
Wells Fargo & Co.	2,246,268	54,179,984
Zions Bancorp (a)	78,411	1,103,243

		112,006,050

Commercial Services & Supplies—0.5%
Avery Dennison Corp.	45,077	1,130,531
Cintas Corp. (a)	47,447	1,335,158
Iron Mountain, Inc. (a)	86,426	2,732,790
Pitney Bowes, Inc. (a)	86,000	1,616,800
R.R. Donnelley & Sons Co. (a)	79,898	1,128,160
Republic Services, Inc.	136,163	3,820,734
Stericycle, Inc. (a) (b)	36,637	2,957,339
Waste Management, Inc. (a)	200,832	6,539,090

		21,260,602

MSF-137

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Communications Equipment—2.0%
Cisco Systems, Inc. (c)	2,340,012	$36,246,786
F5 Networks, Inc. (b)	34,345	2,440,212
Harris Corp. (a)	51,141	1,747,488
JDS Uniphase Corp. (a) (b)	97,030	967,389
Juniper Networks, Inc. (b)	226,750	3,913,705
Motorola Mobility Holdings, Inc. (b)	111,279	4,204,121
Motorola Solutions, Inc. (b)	128,467	5,382,767
QUALCOMM, Inc.	714,632	34,752,554
Tellabs, Inc.	155,237	665,967

		90,320,989

Computers & Peripherals—4.8%
Apple, Inc. (b)	394,424	150,346,540
Dell, Inc. (b)	659,755	9,335,533
EMC Corp. (b)	878,515	18,440,030
Hewlett-Packard Co.	882,434	19,810,643
Lexmark International, Inc. (Class A) (b)	33,717	911,371
NetApp, Inc. (b)	156,741	5,319,790
SanDisk Corp. (b)	101,777	4,106,702
Western Digital Corp. (b)	99,209	2,551,655

		210,822,264

Construction & Engineering—0.2%
Fluor Corp.	73,945	3,442,140
Jacobs Engineering Group, Inc. (b)	54,266	1,752,249
Quanta Services, Inc. (a) (b)	90,291	1,696,568

		6,890,957

Construction Materials—0.0%
Vulcan Materials Co. (a)	54,977	1,515,166

Consumer Finance—0.8%
American Express Co.	441,854	19,839,245
Capital One Financial Corp.	195,437	7,745,168
Discover Financial Services	232,151	5,325,544
SLM Corp. (b)	218,803	2,724,097

		35,634,054

Containers & Packaging—0.1%
Ball Corp.	69,582	2,158,434
Bemis Co., Inc.	43,994	1,289,464
Owens-Illinois, Inc. (b)	69,858	1,056,253
Sealed Air Corp.	68,160	1,138,272

		5,642,423

Distributors—0.1%
Genuine Parts Co. (a)	66,695	3,388,106

Diversified Consumer Services—0.1%
Apollo Group, Inc. (Class A) (b)	52,160	2,066,058
DeVry, Inc.	26,199	968,315
H&R Block, Inc. (a)	130,085	1,731,431

		4,765,804

Diversified Financial Services—2.9%
Bank of America Corp.	4,311,560	26,386,747
Citigroup, Inc.	1,241,419	31,805,155

Security Description	Shares	Value

Diversified Financial Services—(Continued)
CME Group, Inc.	28,448	$7,009,587
IntercontinentalExchange, Inc. (b)	31,255	3,696,216
JPMorgan Chase & Co.	1,658,821	49,963,689
Leucadia National Corp.	84,285	1,911,584
Moody’s Corp. (a)	85,623	2,607,220
NYSE Euronext	111,381	2,588,494
The NASDAQ OMX Group, Inc. (b)	54,241	1,255,137

		127,223,829

Diversified Telecommunication Services—2.9%
AT&T, Inc.	2,521,172	71,903,825
CenturyLink, Inc. (a)	262,261	8,686,084
Frontier Communications Corp. (a)	423,407	2,587,017
Verizon Communications, Inc.	1,204,249	44,316,363
Windstream Corp. (a)	216,960	2,529,754

		130,023,043

Electric Utilities—2.1%
American Electric Power Co., Inc.	205,180	7,800,944
Duke Energy Corp. (a)	566,603	11,326,394
Edison International	138,614	5,301,985
Entergy Corp.	75,210	4,985,671
Exelon Corp.	281,937	12,013,336
FirstEnergy Corp.	177,927	7,990,702
NextEra Energy, Inc.	179,681	9,706,368
Northeast Utilities	75,258	2,532,432
Pepco Holdings, Inc. (a)	96,318	1,822,336
Pinnacle West Capital Corp.	46,420	1,993,275
PPL Corp.	245,799	7,015,103
Progress Energy, Inc.	125,336	6,482,378
Southern Co.	364,882	15,460,050

		94,430,974

Electrical Equipment—0.5%
Emerson Electric Co.	316,829	13,088,206
First Solar, Inc. (a) (b)	24,968	1,578,227
Rockwell Automation, Inc.	60,928	3,411,968
Roper Industries, Inc. (a)	40,874	2,816,628

		20,895,029

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp. (Class A) (a)	72,290	2,947,263
Corning, Inc.	668,422	8,261,696
FLIR Systems, Inc. (a)	67,956	1,702,298
Jabil Circuit, Inc.	77,527	1,379,205
Molex, Inc. (a)	58,195	1,185,432

		15,475,894

Energy Equipment & Services—1.8%
Baker Hughes, Inc.	185,577	8,566,234
Cameron International Corp. (b)	104,264	4,331,127
Diamond Offshore Drilling, Inc. (a)	29,574	1,618,881
FMC Technologies, Inc. (b)	102,180	3,841,968
Halliburton Co.	391,253	11,941,042
Helmerich & Payne, Inc. (a)	45,558	1,849,655
Nabors Industries, Ltd. (b)	122,308	1,499,496
National Oilwell Varco, Inc.	180,251	9,232,456

MSF-138

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Noble Corp. (a)	107,378	$3,151,544
Rowan Cos., Inc. (b)	54,213	1,636,690
Schlumberger, Ltd.	574,078	34,289,679

		81,958,772

Food & Staples Retailing—2.4%
Costco Wholesale Corp.	186,264	15,296,000
CVS Caremark Corp.	572,152	19,212,864
Safeway, Inc. (a)	148,904	2,476,274
SUPERVALU, Inc. (a)	90,281	601,271
Sysco Corp. (a)	252,158	6,530,892
The Kroger Co.	257,440	5,653,382
Wal-Mart Stores, Inc.	747,836	38,812,688
Walgreen Co.	385,204	12,669,360
Whole Foods Market, Inc.	67,090	4,381,648

		105,634,379

Food Products—2.0%
Archer-Daniels-Midland Co. (a)	287,513	7,133,198
Campbell Soup Co. (a)	76,476	2,475,528
ConAgra Foods, Inc.	176,385	4,272,045
Dean Foods Co. (b)	78,131	693,022
General Mills, Inc.	275,090	10,582,712
H.J. Heinz Co. (a)	136,586	6,894,861
Hormel Foods Corp. (a)	59,114	1,597,260
Kellogg Co.	106,268	5,652,395
Kraft Foods, Inc. (Class A)	751,377	25,231,240
McCormick & Co., Inc. (a)	56,276	2,597,700
Mead Johnson Nutrition Co.	86,767	5,972,173
Sara Lee Corp.	250,517	4,095,953
The Hershey Co.	65,797	3,897,814
The J. M. Smucker Co.	48,433	3,530,281
Tyson Foods, Inc.	126,127	2,189,565

		86,815,747

Gas Utilities—0.1%
Nicor, Inc. (a)	19,377	1,065,929
Oneok, Inc.	44,048	2,908,930

		3,974,859

Health Care Equipment & Supplies—1.9%
Baxter International, Inc.	241,760	13,572,406
Becton, Dickinson & Co.	92,511	6,782,906
Boston Scientific Corp. (b)	651,212	3,848,663
C.R. Bard, Inc.	36,863	3,226,987
CareFusion Corp. (b)	95,133	2,278,435
Covidien plc	209,931	9,257,957
DENTSPLY International, Inc. (a)	60,127	1,845,298
Edwards Lifesciences Corp. (b)	48,907	3,486,091
Intuitive Surgical, Inc. (b)	16,628	6,057,248
Medtronic, Inc.	449,259	14,933,369
St. Jude Medical, Inc. (a)	140,184	5,073,259
Stryker Corp.	140,429	6,618,419
Varian Medical Systems, Inc. (a) (b)	49,855	2,600,437
Zimmer Holdings, Inc. (b)	81,036	4,335,426

		83,916,901

Security Description	Shares	Value

Health Care Providers & Services—2.1%
Aetna, Inc.	158,647	$5,766,819
AmerisourceBergen Corp.	114,553	4,269,390
Cardinal Health, Inc.	146,606	6,139,859
CIGNA Corp.	114,954	4,821,171
Coventry Health Care, Inc. (b)	63,202	1,820,850
DaVita, Inc. (b)	39,736	2,490,255
Express Scripts, Inc. (b)	207,703	7,699,550
Humana, Inc.	70,977	5,162,157
Laboratory Corp. of America Holdings (b)	43,073	3,404,921
McKesson Corp.	104,788	7,618,088
Medco Health Solutions, Inc. (a) (b)	164,026	7,691,179
Patterson Cos., Inc. (a)	39,813	1,139,846
Quest Diagnostics, Inc. (a)	67,342	3,324,001
Tenet Healthcare Corp. (a) (b)	201,470	832,071
UnitedHealth Group, Inc.	457,844	21,115,765
WellPoint, Inc.	153,440	10,016,563

		93,312,485

Health Care Technology—0.1%
Cerner Corp. (a) (b)	61,853	4,238,168

Hotels, Restaurants & Leisure—2.0%
Carnival Corp. (a)	196,698	5,959,949
Chipotle Mexican Grill, Inc. (b)	13,336	4,040,141
Darden Restaurants, Inc. (a)	57,259	2,447,822
International Game Technology	126,994	1,845,223
Marriott International, Inc. (a)	120,111	3,271,824
McDonald’s Corp.	438,951	38,548,677
Starbucks Corp.	317,422	11,836,666
Starwood Hotels & Resorts Worldwide, Inc.	81,755	3,173,729
Wyndham Worldwide Corp. (a)	69,811	1,990,312
Wynn Resorts, Ltd.	34,022	3,915,252
Yum! Brands, Inc.	197,581	9,758,526

		86,788,121

Household Durables—0.3%
D.R. Horton, Inc. (a)	118,313	1,069,549
Harman International Industries, Inc. (b)	29,751	850,284
Leggett & Platt, Inc. (a)	60,235	1,192,051
Lennar Corp. (Class A) (a)	68,413	926,312
Newell Rubbermaid, Inc.	123,973	1,471,559
Pulte Group, Inc. (a) (b)	143,334	566,169
Stanley Black & Decker, Inc.	71,627	3,516,886
Whirlpool Corp. (a)	32,503	1,622,225

		11,215,035

Household Products—2.4%
Clorox Co. (a)	55,934	3,710,102
Colgate-Palmolive Co.	206,976	18,354,632
Kimberly-Clark Corp. (a)	166,690	11,836,657
The Procter & Gamble Co.	1,169,018	73,858,557

		107,759,948

Independent Power Producers & Energy Traders—0.2%
Constellation Energy Group, Inc. (a)	85,651	3,259,877
NRG Energy, Inc. (b)	102,638	2,176,952
The AES Corp. (b)	279,608	2,728,974

		8,165,803

MSF-139

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—2.2%
3M Co.	301,867	$21,671,032
General Electric Co.	4,509,834	68,729,870
Tyco International, Ltd.	197,560	8,050,570

		98,451,472

Insurance—3.5%
ACE, Ltd.	143,786	8,713,432
Aflac, Inc.	198,750	6,946,312
American International Group, Inc. (a) (b)	185,837	4,079,122
AON Corp.	138,989	5,834,758
Assurant, Inc.	40,190	1,438,802
Berkshire Hathaway, Inc. (Class B) (b)	748,191	53,151,489
Chubb Corp. (a)	121,645	7,297,484
Cincinnati Financial Corp. (a)	69,409	1,827,539
Genworth Financial, Inc. (b)	208,771	1,198,346
Hartford Financial Services Group, Inc.	189,509	3,058,675
Lincoln National Corp.	131,181	2,050,359
Loews Corp.	132,379	4,573,694
Marsh & McLennan Cos., Inc.	230,446	6,116,037
MetLife, Inc. (d)	449,903	12,601,783
Principal Financial Group, Inc.	133,366	3,023,407
Prudential Financial, Inc.	206,765	9,689,008
The Allstate Corp.	219,787	5,206,754
The Progressive Corp.	271,730	4,825,925
The Travelers Cos., Inc. (a)	178,149	8,681,201
Torchmark Corp. (a)	44,707	1,558,486
Unum Group	129,104	2,706,020
XL Group plc	139,678	2,625,946

		157,204,579

Internet & Catalog Retail—1.1%
Amazon.com, Inc. (b)	154,499	33,407,319
Expedia, Inc. (a)	82,842	2,133,182
NetFlix, Inc. (a) (b)	22,351	2,529,239
priceline.com, Inc. (b)	21,175	9,517,315

		47,587,055

Internet Software & Services—1.8%
Akamai Technologies, Inc. (b)	78,441	1,559,407
eBay, Inc. (b)	487,980	14,390,530
Google, Inc. (Class A) (b)	107,149	55,115,303
Monster Worldwide, Inc. (a) (b)	54,958	394,598
VeriSign, Inc. (a) (b)	70,793	2,025,388
Yahoo!, Inc. (b)	537,168	7,069,131

		80,554,357

IT Services—4.0%
Accenture plc	274,165	14,443,012
Automatic Data Processing, Inc. (a)	208,330	9,822,760
Cognizant Technology Solutions Corp. (Class A) (b)	129,188	8,100,088
Computer Sciences Corp. (a)	65,964	1,771,133
Fidelity National Information Services, Inc.	105,449	2,564,520
Fiserv, Inc. (b)	60,222	3,057,471
International Business Machines Corp.	508,097	88,932,218
MasterCard, Inc.	45,408	14,401,601
Paychex, Inc. (a)	137,112	3,615,643
SAIC, Inc. (a) (b)	117,510	1,387,793

Security Description	Shares	Value

IT Services—(Continued)
Teradata Corp. (b)	71,602	$3,832,855
The Western Union Co.	267,051	4,083,210
Total System Services, Inc. (a)	69,671	1,179,530
Visa, Inc. (Class A)	217,628	18,655,072

		175,846,906

Leisure Equipment & Products—0.1%
Hasbro, Inc.	51,449	1,677,752
Mattel, Inc. (a)	145,879	3,776,807

		5,454,559

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc. (b)	147,719	4,616,219
Life Technologies Corp. (b)	76,776	2,950,502
PerkinElmer, Inc.	48,110	924,193
Thermo Fisher Scientific, Inc. (b)	162,465	8,227,227
Waters Corp. (b)	38,866	2,933,994

		19,652,135

Machinery—2.0%
Caterpillar, Inc.	274,864	20,295,958
Cummins, Inc.	82,835	6,764,306
Danaher Corp.	242,081	10,152,877
Deere & Co.	176,101	11,370,842
Dover Corp.	79,142	3,688,017
Eaton Corp.	145,118	5,151,689
Flowserve Corp.	23,713	1,754,762
Illinois Tool Works, Inc.	209,069	8,697,270
Ingersoll-Rand plc (a)	140,811	3,955,381
Joy Global, Inc.	44,713	2,789,197
PACCAR, Inc. (a)	155,506	5,259,213
Pall Corp.	49,487	2,098,249
Parker Hannifin Corp.	65,970	4,164,686
Snap-On, Inc.	24,758	1,099,255

		87,241,702

Media—3.0%
Cablevision Systems Corp. (Class A)	95,728	1,505,801
CBS Corp. (Class B)	284,997	5,808,239
Comcast Corp. (Class A)	1,169,589	24,444,410
DIRECTV (b)	314,099	13,270,683
Discovery Communications, Inc. (a) (b)	116,448	4,380,774
Gannett Co., Inc. (a)	102,444	976,291
News Corp. (Class A)	972,304	15,041,543
Omnicom Group, Inc.	118,900	4,380,276
Scripps Networks Interactive, Inc. (a)	41,979	1,560,359
The Interpublic Group of Cos., Inc.	203,584	1,465,805
The McGraw-Hill Cos., Inc.	128,186	5,255,626
The Walt Disney Co.	789,623	23,815,030
The Washington Post Co. (Class B) (a)	2,126	695,138
Time Warner Cable, Inc.	138,347	8,670,207
Time Warner, Inc.	444,492	13,321,425
Viacom, Inc. (Class B)	244,458	9,470,303

		134,061,910

Metals & Mining—0.9%
AK Steel Holding Corp. (a)	46,911	306,798

MSF-140

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
Alcoa, Inc.	452,748	$4,332,798
Allegheny Technologies, Inc. (a)	45,241	1,673,464
Cliffs Natural Resources, Inc.	62,122	3,178,783
Freeport-McMoRan Copper & Gold, Inc.	403,268	12,279,511
Newmont Mining Corp.	210,244	13,224,348
Nucor Corp.	134,654	4,260,452
Titanium Metals Corp. (a) (b)	35,565	532,764
United States Steel Corp. (a)	61,262	1,348,377

		41,137,295

Multi-Utilities—1.5%
Ameren Corp.	102,815	3,060,803
CenterPoint Energy, Inc.	181,177	3,554,693
CMS Energy Corp. (a)	107,121	2,119,925
Consolidated Edison, Inc. (a)	124,602	7,104,806
Dominion Resources, Inc. (a)	242,166	12,294,768
DTE Energy Co.	72,040	3,531,401
Integrys Energy Group, Inc. (a)	33,150	1,611,753
NiSource, Inc. (a)	119,385	2,552,451
PG&E Corp.	171,132	7,240,595
Public Service Enterprise Group, Inc.	215,233	7,182,325
SCANA Corp. (a)	48,852	1,976,063
Sempra Energy	101,916	5,248,674
TECO Energy, Inc. (a)	91,777	1,572,140
Wisconsin Energy Corp.	99,443	3,111,571
Xcel Energy, Inc.	206,151	5,089,868

		67,251,836

Multiline Retail—0.8%
Big Lots, Inc. (b)	27,888	971,339
Family Dollar Stores, Inc. (a)	51,156	2,601,794
J.C. Penney Co., Inc. (a)	60,804	1,628,331
Kohl’s Corp.	119,587	5,871,722
Macy’s, Inc.	181,712	4,782,660
Nordstrom, Inc.	69,649	3,181,566
Sears Holdings Corp. (a) (b)	16,373	941,775
Target Corp.	287,270	14,087,721

		34,066,908

Office Electronics—0.1%
Xerox Corp.	597,097	4,161,766

Oil, Gas & Consumable Fuels—9.6%
Alpha Natural Resources, Inc. (b)	96,332	1,704,113
Anadarko Petroleum Corp.	211,789	13,353,296
Apache Corp.	163,340	13,106,402
Cabot Oil & Gas Corp.	44,454	2,752,147
Chesapeake Energy Corp.	281,150	7,183,382
Chevron Corp.	852,154	78,841,288
ConocoPhillips	584,143	36,987,935
Consol Energy, Inc. (a)	96,466	3,273,091
Denbury Resources, Inc. (a) (b)	171,176	1,968,524
Devon Energy Corp.	177,197	9,823,802
El Paso Corp.	327,696	5,728,126
EOG Resources, Inc.	114,286	8,115,449
EQT Corp.	63,586	3,392,949
Exxon Mobil Corp.	2,068,551	150,238,859
Hess Corp.	128,694	6,751,287

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Marathon Oil Corp.	303,769	$6,555,335
Marathon Petroleum Corp.	151,669	4,104,163
Murphy Oil Corp.	82,329	3,635,649
Newfield Exploration Co. (b)	56,288	2,234,071
Noble Energy, Inc.	75,097	5,316,868
Occidental Petroleum Corp.	345,788	24,723,842
Peabody Energy Corp.	115,220	3,903,654
Pioneer Natural Resources Co. (a)	49,685	3,267,782
QEP Resources, Inc. (a)	75,263	2,037,369
Range Resources Corp.	68,521	4,005,738
Southwestern Energy Co. (a) (b)	148,050	4,934,506
Spectra Energy Corp.	276,656	6,786,372
Sunoco, Inc.	45,946	1,424,785
Tesoro Corp. (b)	61,214	1,191,837
The Williams Cos., Inc.	250,540	6,098,144
Valero Energy Corp.	243,409	4,327,812

		427,768,577

Paper & Forest Products—0.2%
International Paper Co.	185,961	4,323,593
MeadWestvaco Corp.	72,617	1,783,474
Weyerhaeuser Co. (a)	229,171	3,563,609

		9,670,676

Personal Products—0.2%
Avon Products, Inc.	183,241	3,591,524
The Estee Lauder Cos., Inc.	48,109	4,225,894

		7,817,418

Pharmaceuticals—6.1%
Abbott Laboratories	662,234	33,866,647
Allergan, Inc.	130,829	10,777,693
Bristol-Myers Squibb Co.	725,663	22,771,305
Eli Lilly & Co.	433,426	16,023,759
Forest Laboratories, Inc. (b)	116,807	3,596,488
Hospira, Inc. (b)	70,142	2,595,254
Johnson & Johnson	1,165,863	74,277,132
Merck & Co., Inc.	1,310,702	42,873,062
Mylan, Inc. (b)	181,350	3,082,950
Pfizer, Inc.	3,319,356	58,686,214
Watson Pharmaceuticals, Inc. (b)	53,521	3,652,808

		272,203,312

Professional Services—0.1%
Dun & Bradstreet Corp.	20,928	1,282,049
Equifax, Inc.	52,078	1,600,878
Robert Half International, Inc. (a)	61,635	1,307,895

		4,190,822

Real Estate Investment Trusts—1.6%
Apartment Investment & Management Co. (a)	51,394	1,136,835
AvalonBay Communities, Inc. (a)	40,010	4,563,141
Boston Properties, Inc. (a)	62,500	5,568,750
Equity Residential	126,139	6,542,830
HCP, Inc.	173,231	6,073,479
Health Care REIT, Inc. (a)	75,493	3,533,072
Host Hotels & Resorts, Inc. (a)	300,422	3,286,617

MSF-141

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Kimco Realty Corp. (a)	173,147	$2,602,399
Plum Creek Timber Co., Inc. (a)	68,915	2,392,040
ProLogis, Inc.	195,278	4,735,491
Public Storage	60,265	6,710,508
Simon Property Group, Inc. (a)	124,908	13,737,382
Ventas, Inc. (a)	122,493	6,051,154
Vornado Realty Trust	78,464	5,854,984

		72,788,682

Real Estate Management & Development—0.0%
CBRE Group, Inc. (b)	138,310	1,861,653

Road & Rail—0.8%
CSX Corp.	465,979	8,699,828
Norfolk Southern Corp. (a)	147,958	9,028,397
Ryder System, Inc.	21,754	815,993
Union Pacific Corp.	207,654	16,959,102

		35,503,320

Semiconductors & Semiconductor Equipment—2.3%
Advanced Micro Devices, Inc. (a) (b)	247,062	1,255,075
Altera Corp.	137,844	4,346,221
Analog Devices, Inc.	127,393	3,981,031
Applied Materials, Inc.	560,533	5,801,517
Broadcom Corp.	204,850	6,819,457
Intel Corp.	2,233,998	47,651,177
KLA-Tencor Corp. (a)	71,049	2,719,756
Linear Technology Corp.	96,962	2,680,999
LSI Corp. (b)	243,726	1,262,501
MEMC Electronic Materials, Inc. (a) (b)	98,036	513,709
Microchip Technology, Inc. (a)	81,089	2,522,679
Micron Technology, Inc. (a) (b)	427,136	2,152,765
Novellus Systems, Inc. (a) (b)	29,623	807,523
NVIDIA Corp. (b)	256,851	3,210,638
Teradyne, Inc. (a) (b)	79,210	872,102
Texas Instruments, Inc.	491,522	13,099,061
Xilinx, Inc. (a)	112,810	3,095,506

		102,791,717

Software—3.8%
Adobe Systems, Inc. (b)	210,112	5,078,407
Autodesk, Inc. (b)	97,351	2,704,411
BMC Software, Inc. (b)	74,674	2,879,429
CA Technologies (a)	161,039	3,125,767
Citrix Systems, Inc. (b)	80,105	4,368,126
Compuware Corp. (b)	93,000	712,380
Electronic Arts, Inc. (b)	142,222	2,908,440
Intuit, Inc. (b)	129,334	6,135,605
Microsoft Corp.	3,172,379	78,960,513
Oracle Corp.	1,680,966	48,310,963
Red Hat, Inc. (b)	82,120	3,470,391
Salesforce.com, Inc. (b)	57,648	6,588,013
Symantec Corp. (b)	318,973	5,199,260

		170,441,705

Specialty Retail—1.9%
Abercrombie & Fitch Co. (Class A)	36,988	2,276,981
AutoNation, Inc. (b)	21,086	691,199

Security Description	Shares	Value

Specialty Retail—(Continued)
AutoZone, Inc. (b)	12,378	$3,950,934
Bed Bath & Beyond, Inc. (b)	104,100	5,965,971
Best Buy Co., Inc. (a)	128,853	3,002,275
CarMax, Inc. (a) (b)	96,264	2,295,896
GameStop Corp. (a) (b)	59,170	1,366,827
Home Depot, Inc.	665,516	21,875,511
Limited Brands, Inc.	105,344	4,056,797
Lowe’s Cos., Inc.	536,281	10,371,674
O’Reilly Automotive, Inc. (a) (b)	57,836	3,853,613
Ross Stores, Inc.	49,181	3,870,053
Staples, Inc.	301,719	4,012,863
The Gap, Inc. (a)	147,603	2,397,073
The Sherwin-Williams Co.	37,529	2,789,155
Tiffany & Co.	54,150	3,293,403
TJX Cos., Inc.	162,085	8,990,855
Urban Outfitters, Inc. (a) (b)	50,421	1,125,397

		86,186,477

Textiles, Apparel & Luxury Goods—0.6%
Coach, Inc.	122,963	6,373,172
Nike, Inc.	161,610	13,819,271
Ralph Lauren Corp.	27,538	3,571,679
VF Corp.	36,875	4,481,050

		28,245,172

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.	224,422	1,270,229
People’s United Financial, Inc. (a)	160,180	1,826,052

		3,096,281

Tobacco—1.9%
Altria Group, Inc.	881,191	23,624,731
Lorillard, Inc.	58,896	6,519,787
Philip Morris International, Inc.	747,290	46,615,950
Reynolds American, Inc. (a)	143,837	5,391,011

		82,151,479

Trading Companies & Distributors—0.2%
Fastenal Co. (a)	125,557	4,178,537
W.W. Grainger, Inc. (a)	25,870	3,868,600

		8,047,137

Wireless Telecommunication Services—0.3%
American Tower Corp. (b)	168,372	9,058,414
MetroPCS Communications, Inc. (b)	124,736	1,086,450
Sprint Nextel Corp. (b)	1,273,953	3,872,817

		14,017,681

Total Common Stock (Identified Cost $4,377,795,279)		4,383,394,751

Mutual Funds—0.5%

Exchange Traded Funds—0.5%
SPDR S&P 500 ETF Trust (a)	216,000	24,444,720

Total Mutual Funds (Identified Cost $27,540,389)		24,444,720

MSF-142

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Short Term Investments—5.9%

Security Description	Shares/Par Amount	Value

Discount Notes—0.3%
Federal Home Loan Bank 0.010%, 11/04/11	$475,000	$474,993
0.010%, 12/02/11	1,125,000	1,124,943
Federal Home Loan Mortgage Corp. 0.010%, 10/12/11	200,000	199,999
0.010%, 12/27/11	3,900,000	3,899,812
0.010%, 01/11/12	2,650,000	2,649,850
Federal National Mortgage Association 0.010%, 10/12/11	1,075,000	1,074,957
0.010%, 01/11/12	2,275,000	2,274,616
0.010%, 02/06/12	1,525,000	1,524,783

		13,223,953

Mutual Funds—5.5%
State Street Navigator Securities Lending Prime Portfolio (e)	244,231,905	244,231,905

U.S. Treasury—0.1%
U.S. Treasury Bills 0.010%, 11/17/11 (a)	$1,275,000	1,274,968
0.010%, 12/29/11 (a)	1,400,000	1,399,888

		2,674,856

Total Short Term Investments (Identified Cost $260,130,714)		260,130,714

Total Investments—105.1% (Identified Cost $4,665,466,382) (f)		4,667,970,185
Liabilities in excess of other assets		(227,246,634)

Net Assets—100.0%		$4,440,723,551

(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $235,734,921 and the collateral received consisted of cash in the amount of $244,231,905 and non-cash collateral with a value of $3,315,003. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	All or a portion of the security was pledged as collateral against open futures contracts.
(d)	Affiliated Issuer. See below.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $4,667,674,816. The aggregate unrealized appreciation and depreciation of investments was $828,526,350 and $(828,230,981), respectively, resulting in net unrealized appreciation of $295,369 for federal income tax purposes.

Transactions in Affiliated Issuer
Security Description	Shares Held at December 31, 2010	Shares Purchased Since December 31, 2010	Shares Sold Since December 31, 2010	Shares Held at September 30, 2011	Realized Gain on Shares Sold
MetLife, Inc.	400,842	69,905	20,844	449,903	$236,126

Futures Contracts
Futures Contracts-Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2011	Net Unrealized Depreciation
S&P 500 Index Futures	Index and Options Market	12/15/2011	80	$23,701,525	$22,520,000	$(1,181,525)

MSF-143

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$4,383,394,751	$—	$—	$4,383,394,751
Total Mutual Funds*	24,444,720	—	—	24,444,720
Short Term Investments
Discount Notes	—	13,223,953	—	13,223,953
Mutual Funds	244,231,905	—	—	244,231,905
U.S. Treasury	—	2,674,856	—	2,674,856
Total Short Term Investments	244,231,905	15,898,809	—	260,130,714
Total Investments	$4,652,071,376	$15,898,809	$—	$4,667,970,185

Futures Contracts**
Futures Contracts Long (Net Unrealized Depreciation)	$(1,181,525)	$—	$—	$(1,181,525)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures contracts are valued based on the unrealized appreciation/depreciation of the instrument.

MSF-144

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—57.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.3%
Honeywell International, Inc.	160,440	$7,044,920
Huntington Ingalls Industries, Inc. (a) (b)	11,552	281,060
Lockheed Martin Corp. (a)	230,829	16,767,419
Northrop Grumman Corp.	68,626	3,579,532
Precision Castparts Corp.	11,840	1,840,646
United Technologies Corp.	198,310	13,953,092

		43,466,669

Air Freight & Logistics—0.2%
United Parcel Service, Inc. (Class B)	35,430	2,237,404

Auto Components—0.4%
Johnson Controls, Inc.	164,920	4,348,940

Automobiles—0.1%
General Motors Co. (b)	58,490	1,180,328

Beverages—1.6%
Diageo plc (GBP)	430,748	8,210,548
PepsiCo., Inc.	134,765	8,341,954

		16,552,502

Capital Markets—3.4%
BlackRock, Inc.	24,718	3,658,511
Franklin Resources, Inc.	31,350	2,998,314
State Street Corp.	155,490	5,000,558
The Bank of New York Mellon Corp.	544,520	10,122,627
The Charles Schwab Corp. (a)	112,280	1,265,396
The Goldman Sachs Group, Inc.	118,920	11,243,886

		34,289,292

Chemicals—1.7%
Air Products & Chemicals, Inc.	82,594	6,307,704
Airgas, Inc. (a)	10,950	698,829
Celanese Corp. (Series A)	61,680	2,006,451
E. I. du Pont de Nemours & Co.	45,160	1,805,045
PPG Industries, Inc. (a)	90,870	6,420,874

		17,238,903

Commercial Banks—1.6%
PNC Financial Services Group, Inc.	78,590	3,787,252
SunTrust Banks, Inc.	40,740	731,283
TCF Financial Corp. (a)	88,940	814,690
Wells Fargo & Co.	414,620	10,000,635
Zions Bancorp (a)	78,530	1,104,917

		16,438,777

Communications Equipment—0.4%
Cisco Systems, Inc.	285,050	4,415,424

Computers & Peripherals—0.3%
Hewlett-Packard Co.	117,940	2,647,753

Construction & Engineering—0.2%
Fluor Corp.	51,360	2,390,808

Security Description	Shares	Value

Diversified Financial Services—2.4%
Bank of America Corp.	868,240	$5,313,629
JPMorgan Chase & Co.	599,650	18,061,458
Moody’s Corp. (a)	29,480	897,666

		24,272,753

Diversified Telecommunication Services—1.5%
AT&T, Inc.	471,764	13,454,709
CenturyLink, Inc. (a)	48,784	1,615,726

		15,070,435

Electric Utilities—0.8%
American Electric Power Co., Inc.	66,830	2,540,877
Entergy Corp.	22,880	1,516,715
PPL Corp.	150,706	4,301,149

		8,358,741

Energy Equipment & Services—0.4%
Schlumberger, Ltd.	20,780	1,241,190
Transocean, Ltd.	63,380	3,025,761

		4,266,951

Food & Staples Retailing—0.8%
CVS Caremark Corp.	151,353	5,082,434
The Kroger Co.	75,310	1,653,807
Walgreen Co. (a)	41,240	1,356,384

		8,092,625

Food Products—2.0%
Danone (EUR)	38,534	2,380,544
General Mills, Inc.	141,700	5,451,199
Kellogg Co.	40,570	2,157,918
Nestle S.A. (CHF)	164,482	9,055,616
The J. M. Smucker Co. (a)	11,958	871,619

		19,916,896

Health Care Equipment & Supplies—1.8%
Becton, Dickinson & Co.	73,920	5,419,814
Covidien plc	60,540	2,669,814
Medtronic, Inc.	189,040	6,283,690
St. Jude Medical, Inc.	109,700	3,970,043

		18,343,361

Health Care Providers & Services—0.4%
Aetna, Inc.	22,830	829,870
AmerisourceBergen Corp.	49,310	1,837,784
Quest Diagnostics, Inc.	34,700	1,712,792

		4,380,446

Hotels, Restaurants & Leisure—0.4%
McDonald’s Corp.	47,050	4,131,931

Household Durables—0.3%
Pulte Group, Inc. (a) (b)	91,450	361,228
Stanley Black & Decker, Inc.	62,505	3,068,995

		3,430,223

MSF-145

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Products—0.8%
Reckitt Benckiser Group plc (GBP)	32,137	$1,627,768
The Procter & Gamble Co.	107,972	6,821,671

		8,449,439

Independent Power Producers & Energy Traders—0.2%
NRG Energy, Inc. (a) (b)	81,550	1,729,676

Industrial Conglomerates—1.2%
3M Co.	113,820	8,171,138
Tyco International, Ltd.	101,230	4,125,122

		12,296,260

Insurance—3.3%
ACE, Ltd.	124,740	7,559,244
AON Corp.	117,170	4,918,797
Chubb Corp. (a)	45,870	2,751,741
Prudential Financial, Inc.	172,800	8,097,408
The Travelers Cos., Inc.	206,520	10,063,719

		33,390,909

IT Services—2.4%
Accenture plc	113,929	6,001,780
Fiserv, Inc. (b)	3,140	159,418
International Business Machines Corp.	60,230	10,542,057
MasterCard, Inc. (a)	7,200	2,283,552
The Western Union Co.	113,830	1,740,460
Visa, Inc. (Class A)	35,390	3,033,631

		23,760,898

Leisure Equipment & Products—0.6%
Hasbro, Inc.	133,280	4,346,261
Mattel, Inc. (a)	54,300	1,405,827

		5,752,088

Life Sciences Tools & Services—0.5%
Thermo Fisher Scientific, Inc. (b)	95,690	4,845,742

Machinery—1.3%
Danaher Corp.	232,410	9,747,275
Eaton Corp.	91,850	3,260,675

		13,007,950

Media—2.5%
Comcast Corp. (Class A) (a)	258,490	5,348,158
Omnicom Group, Inc.	144,520	5,324,117
The Walt Disney Co.	240,220	7,245,035
Viacom, Inc. (Class B)	174,290	6,751,995

		24,669,305

Metals & Mining—0.1%
Cliffs Natural Resources, Inc.	17,350	887,800

Multi-Utilities—0.9%
PG&E Corp.	107,170	4,534,363
Public Service Enterprise Group, Inc.	145,390	4,851,664

		9,386,027

Security Description	Shares	Value

Multiline Retail—1.3%
Kohl’s Corp. (a)	90,500	$4,443,550
Target Corp.	173,060	8,486,862

		12,930,412

Oil, Gas & Consumable Fuels—6.4%
Anadarko Petroleum Corp.	33,080	2,085,694
Apache Corp.	127,540	10,233,810
Chevron Corp.	127,206	11,769,099
EOG Resources, Inc.	18,590	1,320,076
EQT Corp.	38,270	2,042,087
Exxon Mobil Corp.	250,544	18,197,011
Hess Corp.	69,760	3,659,610
Kinder Morgan, Inc. (a)	33,880	877,153
Noble Energy, Inc.	41,020	2,904,216
Occidental Petroleum Corp.	103,240	7,381,660
QEP Resources, Inc. (a)	32,530	880,587
The Williams Cos., Inc.	113,930	2,773,056

		64,124,059

Personal Products—0.1%
Avon Products, Inc. (a)	64,410	1,262,436

Pharmaceuticals—4.3%
Abbott Laboratories	231,008	11,813,749
Bayer AG (EUR)	22,328	1,231,774
Johnson & Johnson	245,628	15,648,960
Merck & Co., Inc.	43,983	1,438,684
Pfizer, Inc.	669,833	11,842,647
Roche Holding AG (CHF)	11,325	1,824,804

		43,800,618

Professional Services—0.2%
Dun & Bradstreet Corp.	26,300	1,611,138

Road & Rail—0.3%
Canadian National Railway Co.	26,720	1,779,017
Union Pacific Corp.	12,570	1,026,592

		2,805,609

Semiconductors & Semiconductor Equipment—0.7%
ASML Holding NV	60,965	2,105,731
Intel Corp.	141,960	3,028,007
Microchip Technology, Inc. (a)	49,920	1,553,011

		6,686,749

Software—1.4%
Check Point Software Technologies, Ltd. (b)	37,430	1,974,807
Microsoft Corp.	63,480	1,580,017
Oracle Corp.	366,300	10,527,462

		14,082,286

Specialty Retail—0.8%
Advance Auto Parts, Inc. (a)	53,050	3,082,205
Staples, Inc.	169,300	2,251,690
The Sherwin-Williams Co. (a)	37,340	2,775,109

		8,109,004

MSF-146

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares/Par Amount	Value

Textiles, Apparel & Luxury Goods—0.2%
Nike, Inc.	20,200	$1,727,302

Tobacco—2.6%
Altria Group, Inc.	89,706	2,405,018
Philip Morris International, Inc.	303,200	18,913,616
Reynolds American, Inc.	118,280	4,433,134

		25,751,768

Wireless Telecommunication Services—0.8%
Vodafone Group plc (GBP)	3,248,055	8,403,195

Total Common Stock (Identified Cost $565,441,069)		584,941,832

U.S. Treasury & Government Agencies—27.6%

Agency Sponsored Mortgage-Backed—13.6%
Fannie Mae 15 Yr. Pool 4.500%, 04/01/18	$149,598	160,248
4.500%, 06/01/18	375,494	402,226
4.500%, 07/01/18	263,441	282,196
4.500%, 03/01/19	311,978	334,286
4.500%, 06/01/19	296,243	317,426
4.500%, 04/01/20	248,044	265,780
4.500%, 07/01/20	130,686	140,030
5.000%, 11/01/17	267,515	289,444
5.000%, 02/01/18	816,847	883,805
5.000%, 12/01/18	833,510	901,834
5.000%, 07/01/19	522,878	567,700
5.000%, 07/01/20	301,893	327,772
5.000%, 08/01/20	127,075	137,968
5.500%, 11/01/17	428,165	461,265
5.500%, 12/01/17	80,088	86,517
5.500%, 01/01/18	313,486	340,359
5.500%, 02/01/18	252,227	272,111
5.500%, 06/01/19	420,870	461,946
5.500%, 07/01/19	326,284	357,362
5.500%, 08/01/19	106,837	116,864
5.500%, 09/01/19	351,532	385,286
5.500%, 01/01/21	161,965	177,772
5.500%, 03/01/21	49,184	53,985
6.000%, 07/01/16	131,139	142,499
6.000%, 01/01/17	96,112	104,558
6.000%, 02/01/17 (c)	176,829	192,147
6.000%, 07/01/17	257,645	279,964
6.000%, 08/01/17	28,317	30,805
6.000%, 09/01/17	199,657	217,203
6.000%, 03/01/18	26,294	28,605
6.000%, 11/01/18	144,335	156,838
6.000%, 01/01/21	166,948	182,767
6.000%, 05/01/21	94,242	103,171
Fannie Mae 20 Yr. Pool 6.000%, 11/01/25	79,638	87,632
Fannie Mae 30 Yr. Pool 4.500%, 08/01/33	1,194,725	1,275,991
4.500%, 02/01/35	222,406	237,360
4.500%, 09/01/35	324,139	345,529
4.500%, 08/01/40	193,948	206,807

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 4.500%, 02/01/41	$842,550	$898,413
4.500%, 04/01/41	941,795	1,004,238
5.000%, 11/01/33	539,304	582,859
5.000%, 03/01/34	688,983	744,571
5.000%, 04/01/34	233,322	252,093
5.000%, 05/01/34	221,001	238,780
5.000%, 08/01/34	246,853	266,712
5.000%, 09/01/34	849,274	917,597
5.000%, 01/01/35	228,281	246,646
5.000%, 06/01/35	594,901	642,295
5.000%, 07/01/35	2,542,254	2,744,788
5.000%, 08/01/35	536,022	578,725
5.000%, 09/01/35	414,404	447,419
5.000%, 10/01/35	1,731,127	1,869,040
5.000%, 08/01/36	262,897	283,842
5.000%, 07/01/39	995,828	1,083,253
5.000%, 10/01/39	752,193	810,002
5.000%, 11/01/39	286,346	311,484
5.000%, 11/01/40	360,074	390,110
5.000%, 01/01/41	132,494	143,546
5.000%, 03/01/41	197,915	214,425
5.500%, 02/01/33	283,572	309,953
5.500%, 05/01/33	32,342	35,351
5.500%, 06/01/33	975,900	1,066,689
5.500%, 07/01/33	1,121,377	1,225,700
5.500%, 11/01/33	644,585	704,552
5.500%, 12/01/33	131,352	143,572
5.500%, 01/01/34 (c)	216,968	237,153
5.500%, 01/01/34	361,739	397,595
5.500%, 02/01/34	845,630	927,768
5.500%, 03/01/34	146,425	162,747
5.500%, 04/01/34	262,265	289,450
5.500%, 05/01/34	1,317,233	1,455,799
5.500%, 06/01/34	1,786,100	1,966,217
5.500%, 07/01/34	728,088	801,513
5.500%, 09/01/34	2,184,410	2,400,970
5.500%, 10/01/34	2,666,047	2,934,901
5.500%, 11/01/34	3,324,701	3,659,976
5.500%, 12/01/34	1,833,775	2,018,699
5.500%, 01/01/35	1,450,093	1,596,326
5.500%, 02/01/35	196,795	217,194
5.500%, 04/01/35	268,318	295,376
5.500%, 07/01/35	271,007	298,336
5.500%, 08/01/35	252,205	277,638
5.500%, 09/01/35 (c)	824,709	910,196
5.500%, 01/01/36	254,109	277,432
6.000%, 02/01/32	657,356	730,117
6.000%, 03/01/34	83,409	93,267
6.000%, 04/01/34	1,234,135	1,376,522
6.000%, 06/01/34	1,066,354	1,190,912
6.000%, 07/01/34	1,113,484	1,237,221
6.000%, 08/01/34	2,003,692	2,227,664
6.000%, 10/01/34	960,703	1,068,997
6.000%, 11/01/34	135,152	150,744
6.000%, 12/01/34	75,443	83,935
6.000%, 08/01/35	224,408	249,668
6.000%, 09/01/35 (c)	343,568	381,905

MSF-147

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 6.000%, 10/01/35	$450,356	$502,834
6.000%, 11/01/35	155,239	172,714
6.000%, 12/01/35	535,340	594,562
6.000%, 02/01/36	344,747	383,908
6.000%, 04/01/36	930,234	1,037,560
6.000%, 06/01/36	293,131	326,035
6.000%, 03/01/37	312,497	343,474
6.000%, 07/01/37	780,553	867,815
6.500%, 06/01/31	158,841	179,134
6.500%, 07/01/31	72,403	81,653
6.500%, 08/01/31	42,843	48,317
6.500%, 09/01/31	246,044	277,479
6.500%, 02/01/32	112,165	126,495
6.500%, 07/01/32	410,062	462,604
6.500%, 08/01/32	360,818	406,014
6.500%, 01/01/33	151,003	169,917
6.500%, 04/01/34	279,839	313,943
6.500%, 06/01/34	86,322	96,595
6.500%, 08/01/34	157,755	176,678
6.500%, 04/01/36	156,023	174,299
6.500%, 05/01/36	319,159	356,743
6.500%, 02/01/37	708,685	787,936
6.500%, 05/01/37	414,481	460,570
6.500%, 07/01/37	364,614	405,728
7.500%, 10/01/29	38,266	44,692
7.500%, 02/01/30	27,686	32,245
7.500%, 11/01/31	121,094	141,769
7.500%, 02/01/32	28,398	33,261
Fannie Mae Pool 3.800%, 02/01/18	143,875	154,427
3.910%, 02/01/18	208,667	224,943
4.010%, 08/01/13 (c)	137,664	143,030
4.021%, 08/01/13 (c)	541,176	563,643
4.518%, 05/01/14 (c)	628,223	669,334
4.630%, 04/01/14	343,202	365,164
4.700%, 03/01/15	579,258	627,396
4.767%, 04/01/13 (c)	60,743	62,758
4.841%, 08/01/14 (c)	834,527	892,018
4.845%, 06/01/13	86,138	90,071
4.872%, 02/01/14 (c)	600,436	631,335
4.880%, 03/01/20	356,923	391,511
4.940%, 08/01/15	50,000	54,808
5.370%, 02/01/13 (c)	364,606	376,330
5.370%, 05/01/18	630,000	711,532
5.466%, 11/01/15 (c)	410,019	454,271
5.662%, 02/01/16 (c)	220,747	249,726
5.725%, 07/01/16 (c)	267,180	296,614
FHLMC Multifamily Structured Pass-Through Certificate 3.154%, 02/25/18 (c)	118,000	123,305
3.808%, 08/25/20	1,030,000	1,110,103
3.882%, 11/25/17 (c)	332,556	359,320
5.085%, 03/19/19 (c)	1,226,000	1,395,207
Freddie Mac 15 Yr. Gold Pool 4.000%, 04/01/24	1,993,352	2,099,722
4.500%, 05/01/18	144,620	154,552
4.500%, 08/01/18	256,835	274,473

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool 4.500%, 11/01/18	$267,169	$285,517
4.500%, 01/01/19	502,979	537,520
4.500%, 08/01/19	28,008	29,958
4.500%, 02/01/20	206,041	220,383
4.500%, 08/01/24	2,034,597	2,161,606
5.000%, 12/01/17	8,597	9,296
5.000%, 05/01/18	106,923	114,585
5.000%, 06/01/18	13,818	14,942
5.000%, 09/01/18	281,165	304,037
5.000%, 12/01/18	38,137	41,240
5.000%, 02/01/19	262,655	284,021
5.000%, 06/01/19	108,218	117,360
5.500%, 01/01/19	65,413	71,625
5.500%, 04/01/19	43,141	47,076
5.500%, 06/01/19	23,988	26,266
5.500%, 07/01/19	63,733	69,546
5.500%, 08/01/19	26,825	29,272
5.500%, 12/01/19	63,619	69,323
5.500%, 02/01/20	19,239	20,994
6.000%, 04/01/16	16,541	17,972
6.000%, 04/01/17	66,146	71,989
6.000%, 07/01/17	39,844	43,364
6.000%, 10/01/17	49,079	53,414
6.000%, 08/01/19	212,883	232,220
6.000%, 09/01/19	121,147	132,531
6.000%, 11/01/19	79,869	87,375
6.000%, 05/01/21	106,309	116,299
6.000%, 10/01/21	154,624	169,250
Freddie Mac 20 Yr. Gold Pool 5.500%, 10/01/24	235,884	257,460
5.500%, 06/01/25	477,609	521,295
5.500%, 07/01/25	231,999	253,219
5.500%, 08/01/25	362,312	395,452
6.000%, 02/01/23	337,394	371,313
6.000%, 12/01/25	150,420	165,166
6.000%, 02/01/26	129,128	141,787
Freddie Mac 30 Yr. Gold Pool 4.000%, 11/01/40	3,190,406	3,344,609
4.000%, 01/01/41	3,366,461	3,529,174
4.500%, 04/01/35	664,473	707,833
5.000%, 09/01/33	1,252,978	1,351,076
5.000%, 11/01/33	613,792	661,847
5.000%, 03/01/34	227,530	248,365
5.000%, 04/01/34	228,879	246,727
5.000%, 08/01/35	303,517	326,995
5.000%, 10/01/35	1,001,021	1,083,870
5.000%, 11/01/35	629,823	678,542
5.000%, 12/01/36	443,933	478,273
5.000%, 07/01/39	2,785,810	2,992,163
5.500%, 12/01/33	969,995	1,056,900
5.500%, 01/01/34	819,601	893,032
5.500%, 04/01/34	169,357	186,753
5.500%, 11/01/34	155,449	170,542
5.500%, 12/01/34	213,858	234,623
5.500%, 05/01/35	90,992	99,145
5.500%, 09/01/35	228,692	250,897
5.500%, 10/01/35	387,304	425,998

MSF-148

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 6.000%, 04/01/34	$149,202	$166,206
6.000%, 07/01/34	229,012	254,231
6.000%, 08/01/34	1,531,484	1,701,368
6.000%, 09/01/34	49,800	55,335
6.000%, 07/01/35	195,957	216,208
6.000%, 08/01/35	237,730	262,298
6.000%, 11/01/35	608,283	675,897
6.000%, 03/01/36	252,404	280,460
6.000%, 10/01/36	401,408	444,521
6.000%, 03/01/37	221,624	244,596
6.000%, 05/01/37	438,299	487,019
6.000%, 06/01/37	612,191	680,240
6.500%, 05/01/34	93,286	105,107
6.500%, 06/01/34	122,979	138,121
6.500%, 08/01/34	552,870	622,734
6.500%, 10/01/34	343,681	387,872
6.500%, 11/01/34	159,565	179,035
6.500%, 05/01/37	238,198	265,700
6.500%, 07/01/37	554,426	618,439
Ginnie Mae I 30 Yr. Pool 4.500%, 09/15/33	349,218	382,185
4.500%, 11/15/39	3,027,409	3,300,904
4.500%, 03/15/40	749,406	820,151
4.500%, 06/15/40	499,745	545,048
5.000%, 03/15/34	134,959	149,033
5.000%, 06/15/34	230,976	255,065
5.000%, 12/15/34	139,771	154,348
5.000%, 06/15/35	49,233	54,290
5.000%, 05/15/39	2,147,219	2,360,413
5.000%, 09/15/39	2,730,207	3,001,286
5.500%, 11/15/32	368,145	409,113
5.500%, 08/15/33	1,288,915	1,432,348
5.500%, 12/15/33	554,617	616,336
5.500%, 09/15/34	488,503	542,560
5.500%, 10/15/35	122,869	136,273
6.000%, 12/15/28	108,116	121,500
6.000%, 12/15/31	129,138	144,739
6.000%, 03/15/32	4,230	4,741
6.000%, 10/15/32	392,232	439,619
6.000%, 01/15/33	104,266	116,862
6.000%, 02/15/33	5,354	6,001
6.000%, 04/15/33	456,168	511,280
6.000%, 08/15/33	3,730	4,180
6.000%, 07/15/34	352,875	396,721
6.000%, 09/15/34	196,822	220,355
6.000%, 01/15/38	590,641	664,029
Ginnie Mae II 30 Yr. Pool 4.000%, 01/20/41	3,355,006	3,594,791
4.500%, 07/20/33	75,132	82,249
4.500%, 09/20/33	43,139	47,131
4.500%, 12/20/34	47,249	51,591
4.500%, 03/20/35	195,662	213,643
4.500%, 01/20/41	971,000	1,054,168
5.000%, 07/20/33	147,810	163,490
6.000%, 01/20/35	138,440	155,116
6.000%, 02/20/35	73,525	82,382

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool 6.000%, 04/20/35	$109,374	$122,549

		137,463,432

Federal Agencies—0.1%
The Financing Corp. 9.650%, 11/02/18	430,000	644,316

U.S. Treasury—13.9%
U.S. Treasury Bonds 4.500%, 02/15/36 (a)	293,000	379,389
4.500%, 08/15/39 (a)	13,742,000	17,986,986
5.000%, 05/15/37	3,912,000	5,446,240
5.250%, 02/15/29	7,353,000	10,042,588
5.375%, 02/15/31 (a)	887,000	1,247,760
6.250%, 08/15/23 (a)	1,251,000	1,783,065
8.500%, 02/15/20 (a)	1,104,000	1,700,764
U.S. Treasury Notes 0.500%, 08/15/14	3,838,000	3,847,902
1.375%, 02/15/12 (a)	2,414,800	2,426,403
1.375%, 10/15/12	6,028,000	6,101,704
1.375%, 01/15/13 (a)	7,734,000	7,847,899
1.500%, 12/31/13	21,000	21,556
1.875%, 02/28/14	2,369,800	2,454,966
2.000%, 11/30/13	2,098,000	2,173,562
2.125%, 05/31/15	23,619,000	24,923,477
2.625%, 02/29/16	800,000	862,813
2.750%, 10/31/13 (a)	6,744,000	7,083,304
2.750%, 02/15/19	3,838,100	4,172,736
3.125%, 09/30/13 (a)	10,194,000	10,769,003
3.125%, 05/15/19	9,358,000	10,425,392
3.500%, 05/31/13 (a)	3,900,000	4,107,948
3.750%, 11/15/18	2,067,000	2,391,099
3.875%, 02/15/13 (a)	5,448,000	5,717,845
4.125%, 05/15/15	125,000	140,811
4.500%, 04/30/12 (a)	3,651,000	3,742,702
4.750%, 08/15/17 (a)	2,444,000	2,942,728

		140,740,642

Total U.S. Treasury & Government Agencies (Identified Cost $257,734,778)		278,848,390

Corporate Bonds & Notes—10.6%

Aerospace & Defense—0.1%
BAE Systems Holdings, Inc. (144A) 5.200%, 08/15/15	756,000	827,799

Beverages—0.3%
Anheuser- Busch InBev Worldwide, Inc. 8.000%, 11/15/39	1,020,000	1,516,458
SABMiller plc (144A) 5.500%, 08/15/13	1,311,000	1,406,695

		2,923,153

Capital Markets—0.7%
Credit Suisse 5.500%, 05/01/14	1,470,000	1,554,003

MSF-149

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Capital Markets—(Continued)
Merrill Lynch & Co., Inc. 6.150%, 04/25/13	$1,160,000	$1,160,558
Morgan Stanley 6.625%, 04/01/18	1,270,000	1,259,919
The Goldman Sachs Group, Inc. 5.625%, 01/15/17	1,351,000	1,310,560
UBS Preferred Funding Trust V 6.243%, 05/12/49 (c)	1,950,000	1,447,875

		6,732,915

Commercial Banks—2.1%
ABN Amro Bank NV (144A) 2.023%, 01/30/14 (a) (c)	2,030,000	1,951,112
Banco Bradesco S.A. (144A) 6.750%, 09/29/19	613,000	634,455
Bank One Corp. 8.000%, 04/29/27	100,000	129,247
BNP Paribas (144A) 7.195%, 12/31/49 (a) (c)	500,000	382,500
Commonwealth Bank of Australia (144A) 5.000%, 10/15/19	710,000	737,177
Groupe BPCE (144A) 12.500%, 06/29/49 (c)	1,375,000	1,334,163
HSBC Bank USA N.A. 4.875%, 08/24/20	760,000	712,777
HSBC Holdings plc 5.100%, 04/05/21	679,000	699,200
ING Bank NV (144A) 3.900%, 03/19/14	1,280,000	1,370,912
Kreditanstalt fuer Wiederaufbau 4.875%, 06/17/19	1,290,000	1,550,664
Nordea Bank AB (144A) 4.875%, 01/14/21	830,000	864,248
5.424%, 12/29/49 (c)	359,000	333,870
PNC Funding Corp. 5.625%, 02/01/17	1,080,000	1,172,586
Santander U.S. Debt S.A. Unipersonal (144A) 3.781%, 10/07/15	500,000	445,449
Svenska Handelsbanken AB (144A) 4.875%, 06/10/14	1,330,000	1,405,400
The Royal Bank of Scotland plc 6.125%, 01/11/21	1,200,000	1,186,278
The Royal Bank of Scotland plc (144A) 2.625%, 05/11/12	2,290,000	2,319,099
U.S. Bancorp 7.500%, 06/01/26	400,000	558,026
Wachovia Corp. 5.250%, 08/01/14	3,334,000	3,497,750

		21,284,913

Commercial Services & Supplies—0.2%
The Western Union Co. 5.400%, 11/17/11	1,721,000	1,730,602

Consumer Finance—0.4%
American Express Co. 5.500%, 09/12/16	960,000	1,074,099

Security Description	Par Amount	Value

Consumer Finance—(Continued)
Capital One Financial Corp. 6.150%, 09/01/16	$1,330,000	$1,408,890
Toyota Motor Credit Corp. 3.200%, 06/17/15	630,000	661,008
3.400%, 09/15/21	880,000	887,545

		4,031,542

Diversified Financial Services—2.1%
Asian Development Bank 2.750%, 05/21/14	970,000	1,023,342
Bank of America Corp. 5.490%, 03/15/19	696,000	610,818
7.375%, 05/15/14	510,000	525,826
7.625%, 06/01/19	710,000	745,796
BP Capital Markets plc 4.500%, 10/01/20	306,000	331,437
4.742%, 03/11/21	847,000	929,594
Citigroup, Inc. 5.000%, 09/15/14	1,105,000	1,083,739
DIRECTV Financing Co., Inc. 4.600%, 02/15/21	1,260,000	1,293,903
EDP Finance BV (144A) 6.000%, 02/02/18	1,061,000	840,834
Enel Finance International S.A. (144A) 6.250%, 09/15/17 (a)	995,000	1,004,866
ERAC USA Finance, LLC (144A) 7.000%, 10/15/37	1,115,000	1,298,975
General Electric Capital Corp. 5.450%, 01/15/13 (a)	572,000	600,744
GG1C Funding Corp. (144A) 5.129%, 01/15/14	261,213	267,775
ING Groep NV 5.775%, 12/29/49 (a) (c)	1,250,000	915,625
JPMorgan Chase & Co. 6.300%, 04/23/19	1,210,000	1,368,908
JPMorgan Chase Capital XXII 6.450%, 02/02/37	568,000	565,834
JPMorgan Chase Capital XXVII 7.000%, 11/01/39	149,000	149,536
MidAmerican Funding, LLC 6.927%, 03/01/29	699,000	884,549
Petrobras International Finance Co. 6.750%, 01/27/41	276,000	285,532
Societe Financement de l’Economie Francaise (144A) 3.375%, 05/05/14 (a)	730,000	775,160
Spectra Energy Capital, LLC 8.000%, 10/01/19	1,253,000	1,574,476
Telecom Italia Capital S.A. 5.250%, 11/15/13	753,000	736,039
Unicredit Luxembourg Finance S.A. (144A) 6.000%, 10/31/17	1,520,000	1,172,267
W3A Funding Corp. 8.090%, 01/02/17	465,075	465,420
WEA Finance, LLC (144A) 4.625%, 05/10/21	990,000	945,351
6.750%, 09/02/19	363,000	403,354

		20,799,700

MSF-150

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Diversified Telecommunication Services—0.2%
Verizon New York, Inc. 6.875%, 04/01/12	$2,172,000	$2,235,118

Electric Utilities—0.7%
Bruce Mansfield Unit 6.850%, 06/01/34	2,317,582	2,479,813
Oncor Electric Delivery Co., LLC 7.000%, 09/01/22	1,825,000	2,299,801
PSEG Power, LLC 5.320%, 09/15/16	989,000	1,093,786
6.950%, 06/01/12	1,000,000	1,037,723

		6,911,123

Food & Staples Retailing—0.3%
CVS Caremark Corp. 6.125%, 08/15/16	1,080,000	1,249,117
Wal-Mart Stores, Inc. 5.250%, 09/01/35	1,830,000	2,099,949

		3,349,066

Health Care Equipment & Supplies—0.2%
CareFusion Corp. 6.375%, 08/01/19	1,110,000	1,327,664
Hospira, Inc. 6.050%, 03/30/17 (c)	979,000	1,129,111

		2,456,775

Hotels, Restaurants & Leisure—0.1%
Wyndham Worldwide Corp. 6.000%, 12/01/16	1,077,000	1,126,427

Independent Power Producers & Energy Traders—0.0%
PPL Energy Supply, LLC 6.400%, 11/01/11	100,000	100,403

Insurance—0.4%
Chubb Corp. 6.375%, 03/29/67 (c)	1,510,000	1,462,812
Irish Life & Permanent Group Holdings plc (144A) 3.600%, 01/14/13	1,500,000	1,282,925
Prudential Financial, Inc. 6.625%, 06/21/40	430,000	464,671
ZFS Finance USA Trust I (144A) 5.875%, 05/09/32 (c)	146,000	144,717
6.500%, 05/09/37 (c)	491,000	424,715

		3,779,840

Machinery—0.2%
Atlas Copco AB (144A) 5.600%, 05/22/17	910,000	1,041,946
Kennametal, Inc. 7.200%, 06/15/12	1,284,000	1,334,969

		2,376,915

Security Description	Par Amount	Value

Media—0.4%
COX Communications, Inc. 4.625%, 06/01/13	$1,058,000	$1,112,486
Hearst-Argyle Television, Inc. 7.500%, 11/15/27	200,000	168,937
News America Holdings, Inc. 8.500%, 02/23/25	722,000	948,135
Time Warner Entertainment Co., L.P. 8.375%, 07/15/33	1,240,000	1,617,033

		3,846,591

Metals & Mining—0.2%
ArcelorMittal 5.250%, 08/05/20 (a)	610,000	545,006
9.850%, 06/01/19	603,000	683,242
Corp. Nacional del Cobre de Chile (144A) 3.750%, 11/04/20	290,000	287,577
Vale Overseas, Ltd. 4.625%, 09/15/20	298,000	287,985
6.875%, 11/10/39	233,000	250,475

		2,054,285

Oil, Gas & Consumable Fuels—0.7%
Anadarko Petroleum Corp. 6.450%, 09/15/36	1,330,000	1,406,859
Enterprise Products Operating, LLC 6.500%, 01/31/19	908,000	1,069,149
Hess Corp. 8.125%, 02/15/19	300,000	386,674
Husky Energy, Inc. 5.900%, 06/15/14	771,000	845,886
7.250%, 12/15/19	787,000	964,272
Kinder Morgan Energy Partners, L.P. 7.750%, 03/15/32	625,000	781,141
Petroleos Mexicanos 8.000%, 05/03/19	759,000	925,980
Ras Laffan Liquefied Natural Gas Co., Ltd. III (144A) 5.832%, 09/30/16	752,526	811,825

		7,191,786

Pharmaceuticals—0.2%
Roche Holdings, Inc. (144A) 6.000%, 03/01/19	1,298,000	1,585,874

Real Estate Investment Trusts—0.4%
Boston Properties, L.P. 5.000%, 06/01/15	200,000	214,188
HCP, Inc. 5.375%, 02/01/21	734,000	736,449
HRPT Properties Trust 6.250%, 08/15/16	1,776,000	1,906,383
Simon Property Group, L.P. 5.875%, 03/01/17	1,328,000	1,492,631

		4,349,651

MSF-151

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Road & Rail—0.0%
Norfolk Southern Corp. (144A) 4.837%, 10/01/41	$402,508	$416,531

Specialty Retail—0.1%
Home Depot, Inc. 5.950%, 04/01/41	278,000	330,637
Limited Brands, Inc. 5.250%, 11/01/14	370,000	384,800

		715,437

Thrifts & Mortgage Finance—0.1%
Achmea Hypotheekbank NV (144A) 3.200%, 11/03/14 (c)	890,000	940,905

Wireless Telecommunication Services—0.3%
Crown Castle Towers, LLC 4.883%, 08/15/40	370,000	385,091
Crown Castle Towers, LLC (144A) 6.113%, 01/15/20	711,000	799,163
Rogers Communications, Inc. 6.800%, 08/15/18	1,483,000	1,798,474

		2,982,728

Yankee—0.2%
Petro-Canada 6.050%, 05/15/18	1,664,000	1,932,882
Statoil ASA 7.750%, 06/15/23	100,000	137,834

		2,070,716

Total Corporate Bonds & Notes (Identified Cost $102,176,945)		106,820,795

Mortgage-Backed Securities—1.4%

Collateralized-Mortgage Obligation—0.0%
BlackRock Capital Finance, L.P. (144A) 7.750%, 09/25/26	87,446	9,969
RAAC Series 4.971%, 09/25/34 (c)	387,268	389,849

		399,818

Commercial Mortgage-Backed Securities—1.4%
Credit Suisse Mortgage Capital Certificates 5.695%, 09/15/40 (c)	1,735,738	1,849,281
General Electric Capital Assurance Co. (144A) 5.743%, 05/12/35	35,000	39,434
Greenwich Capital Commercial Funding Corp. 4.915%, 01/05/36 (c)	500,000	526,138
5.475%, 02/10/17	3,025,000	2,549,509
JPMorgan Chase Commercial Mortgage Securities Corp. 5.388%, 05/15/41 (c)	1,292,933	1,377,115
5.475%, 04/15/43 (c)	155,669	169,861
6.005%, 06/15/49 (c)	1,327,157	1,386,920

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.810%, 06/12/50 (c)	$1,735,738	$1,822,586
Morgan Stanley Capital I (144A) 1.185%, 11/15/30 (c) (d)	3,709,307	104,072
Spirit Master Funding, LLC (144A) 5.050%, 07/20/23	1,033,943	949,821
Wachovia Bank Commercial Mortgage Trust 6.096%, 02/15/51 (c)	3,000,000	3,159,369

		13,934,106

Total Mortgage-Backed Securities (Identified Cost $14,513,565)		14,333,924

Asset-Backed Securities—0.7%

Asset Backed-Home Equity—0.2%
Bayview Financial Revolving Mortgage Loan Trust (144A) 1.837%, 12/28/40 (c)	1,069,309	605,474
GMAC Mortgage Corp. Loan Trust 5.874%, 10/25/36 (c)	701,403	451,582
Residential Funding Mortgage Securities II, Inc. 5.320%, 12/25/35 (c)	1,190,000	646,453

		1,703,509

Asset Backed-Other—0.5%
Anthracite CDO I, Ltd. (144A) 0.685%, 05/24/17 (c)	1,255,277	1,167,407
Capital Trust Re CDO, Ltd. (144A) 5.160%, 06/25/35	1,561,830	1,542,307
Small Business Administration Participation Certificates 4.350%, 07/01/23 (c)	940,760	1,010,416
4.770%, 04/01/24	53,570	58,164
4.950%, 03/01/25 (c)	289,652	316,974
4.990%, 09/01/24 (c)	166,653	182,205
5.110%, 08/01/25 (c)	416,597	457,969
5.180%, 05/01/24 (c)	87,754	96,168
5.520%, 06/01/24 (c)	273,893	303,037

		5,134,647

Total Asset-Backed Securities (Identified Cost $7,862,431)		6,838,156

Foreign Government & Agency Obligations—0.4%

Sovereign—0.4%
Egypt Government AID Bonds 4.450%, 09/15/15	1,903,000	2,151,570
Peruvian Government International Bond 7.350%, 07/21/25	103,000	128,235
Russian Foreign Bond (144A) 3.625%, 04/29/15	2,100,000	2,063,250

Total Foreign Government & Agency Obligations (Identified Cost $4,148,753)		4,343,055

MSF-152

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Municipal Bonds & Notes—0.2%

Security Description	Share/Par Amount	Value

Municipal Agency—0.2%
New Jersey State Turnpike Authority 7.414%, 01/01/40	$1,050,000	$1,446,469

Total Municipal Bonds & Notes (Identified Cost $1,092,733)		1,446,469

Preferred Stock—0.1%

Automobiles—0.1%
General Motors Co.	37,100	1,295,532

Total Preferred Stock (Identified Cost $1,855,000)		1,295,532

Convertible Preferred Stock—0.1%

Electric Utilities—0.1%
PPL Corp.	10,940	606,076

Total Convertible Preferred Stock (Identified Cost $547,000)		606,076

Short Term Investments—8.2%

Mutual Funds—8.2%
State Street Navigator Securities Lending Prime Portfolio (e)	83,025,545	83,025,545

Total Short Term Investments (Identified Cost $83,025,545)		83,025,545

Total Investments—107.2% (Identified Cost $1,038,397,819) (f)		1,082,499,774
Liabilities in excess of other assets		(72,281,357)

Net Assets—100.0%		$1,010,218,417

(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $104,583,632 and the collateral received consisted of cash in the amount of $83,025,545 and non-cash collateral with a value of $24,231,305. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2011.
(d)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The par amount shown reflects the notional amount of the security.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $1,038,397,819. The aggregate unrealized appreciation and depreciation of investments was $88,313,924 and $(44,211,969), respectively, resulting in net unrealized appreciation of $44,101,955 for federal income tax purposes.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2011, the market value of 144A securities was $34,939,373, which is 3.5% of net assets.
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound

MSF-153

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$43,466,669	$—	$—	$43,466,669
Air Freight & Logistics	2,237,404	—	—	2,237,404
Auto Components	4,348,940	—	—	4,348,940
Automobiles	1,180,328	—	—	1,180,328
Beverages	8,341,954	8,210,548	—	16,552,502
Capital Markets	34,289,292	—	—	34,289,292
Chemicals	17,238,903	—	—	17,238,903
Commercial Banks	16,438,777	—	—	16,438,777
Communications Equipment	4,415,424	—	—	4,415,424
Computers & Peripherals	2,647,753	—	—	2,647,753
Construction & Engineering	2,390,808	—	—	2,390,808
Diversified Financial Services	24,272,753	—	—	24,272,753
Diversified Telecommunication Services	15,070,435	—	—	15,070,435
Electric Utilities	8,358,741	—	—	8,358,741
Energy Equipment & Services	4,266,951	—	—	4,266,951
Food & Staples Retailing	8,092,625	—	—	8,092,625
Food Products	8,480,736	11,436,160	—	19,916,896
Health Care Equipment & Supplies	18,343,361	—	—	18,343,361
Health Care Providers & Services	4,380,446	—	—	4,380,446
Hotels, Restaurants & Leisure	4,131,931	—	—	4,131,931
Household Durables	3,430,223	—	—	3,430,223
Household Products	6,821,671	1,627,768	—	8,449,439
Independent Power Producers & Energy Traders	1,729,676	—	—	1,729,676
Industrial Conglomerates	12,296,260	—	—	12,296,260
Insurance	33,390,909	—	—	33,390,909
IT Services	23,760,898	—	—	23,760,898
Leisure Equipment & Products	5,752,088	—	—	5,752,088
Life Sciences Tools & Services	4,845,742	—	—	4,845,742
Machinery	13,007,950	—	—	13,007,950
Media	24,669,305	—	—	24,669,305
Metals & Mining	887,800	—	—	887,800
Multi-Utilities	9,386,027	—	—	9,386,027
Multiline Retail	12,930,412	—	—	12,930,412
Oil, Gas & Consumable Fuels	64,124,059	—	—	64,124,059
Personal Products	1,262,436	—	—	1,262,436
Pharmaceuticals	40,744,040	3,056,578	—	43,800,618
Professional Services	1,611,138	—	—	1,611,138
Road & Rail	2,805,609	—	—	2,805,609
Semiconductors & Semiconductor Equipment	6,686,749	—	—	6,686,749
Software	14,082,286	—	—	14,082,286

MSF-154

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Specialty Retail	$8,109,004	$—	$—	$8,109,004
Textiles, Apparel & Luxury Goods	1,727,302	—	—	1,727,302
Tobacco	25,751,768	—	—	25,751,768
Wireless Telecommunication Services	—	8,403,195	—	8,403,195
Total Common Stock	552,207,583	32,734,249	—	584,941,832
Total U.S. Treasury & Government Agencies*	—	278,848,390	—	278,848,390
Total Corporate Bonds & Notes*	—	106,820,795	—	106,820,795
Total Mortgage-Backed Securities*	—	14,333,924	—	14,333,924
Total Asset-Backed Securities*	—	6,838,156	—	6,838,156
Total Foreign Government & Agency Obligations*	—	4,343,055	—	4,343,055
Total Municipal Bonds & Notes*	—	1,446,469	—	1,446,469
Total Preferred Stock*	1,295,532	—	—	1,295,532
Total Convertible Preferred Stock*	606,076	—	—	606,076
Total Short Term Investments*	83,025,545	—	—	83,025,545
Total Investments	$637,134,736	$445,365,038	—	$1,082,499,774

*	See Schedule of Investments for additional detailed categorizations.

MSF-155

Metropolitan Series Fund, Inc.

MFS Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—98.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—8.7%
Honeywell International, Inc.	730,181	$32,062,247
Huntington Ingalls Industries, Inc. (a)	80,418	1,956,570
Lockheed Martin Corp.	1,098,820	79,818,285
Northrop Grumman Corp.	475,249	24,788,988
United Technologies Corp.	707,864	49,805,311

		188,431,401

Auto Components—0.8%
Johnson Controls, Inc.	671,911	17,718,293

Automobiles—0.2%
General Motors Co. (a)	215,670	4,352,221

Beverages—2.8%
Diageo plc (GBP)	1,892,980	36,082,358
PepsiCo., Inc.	401,148	24,831,061

		60,913,419

Capital Markets—6.1%
BlackRock, Inc.	145,732	21,569,793
Franklin Resources, Inc.	55,250	5,284,110
State Street Corp.	535,974	17,236,924
The Bank of New York Mellon Corp.	1,954,641	36,336,776
The Goldman Sachs Group, Inc.	556,643	52,630,596

		133,058,199

Chemicals—2.2%
Air Products & Chemicals, Inc.	298,572	22,801,944
PPG Industries, Inc.	349,290	24,680,831

		47,482,775

Commercial Banks—2.9%
PNC Financial Services Group, Inc.	386,798	18,639,796
SunTrust Banks, Inc.	167,590	3,008,240
Wells Fargo & Co.	1,694,148	40,862,850

		62,510,886

Communications Equipment—0.7%
Cisco Systems, Inc.	1,050,840	16,277,512

Computers & Peripherals—0.4%
Hewlett-Packard Co.	378,231	8,491,286

Construction & Engineering—0.2%
Fluor Corp.	73,100	3,402,805

Diversified Financial Services—3.7%
Bank of America Corp.	3,158,848	19,332,150
JPMorgan Chase & Co.	1,793,141	54,009,407
Moody’s Corp.	212,520	6,471,234

		79,812,791

Diversified Telecommunication Services—3.0%
AT&T, Inc.	2,273,681	64,845,382

Electric Utilities—0.4%
PPL Corp.	305,216	8,710,865

Security Description	Shares	Value

Energy Equipment & Services—0.5%
Transocean, Ltd.	245,403	$11,715,539

Food & Staples Retailing—0.7%
CVS Caremark Corp.	434,334	14,584,936

Food Products—4.1%
General Mills, Inc.	993,276	38,211,328
Kellogg Co.	289,787	15,413,770
Nestle S.A. (CHF)	518,651	28,554,518
The J. M. Smucker Co.	85,526	6,233,990

		88,413,606

Health Care Equipment & Supplies—3.0%
Becton, Dickinson & Co.	298,764	21,905,377
Medtronic, Inc.	897,030	29,817,277
St. Jude Medical, Inc.	401,392	14,526,376

		66,249,030

Health Care Providers & Services—0.6%
Quest Diagnostics, Inc.	246,500	12,167,240

Hotels, Restaurants & Leisure—0.5%
McDonald’s Corp.	120,090	10,546,304

Household Durables—1.1%
Pulte Group, Inc. (a) (b)	645,530	2,549,843
Stanley Black & Decker, Inc.	449,601	22,075,409

		24,625,252

Household Products—0.6%
The Procter & Gamble Co.	191,932	12,126,264

Industrial Conglomerates—2.3%
3M Co.	431,048	30,944,936
Tyco International, Ltd.	476,200	19,405,150

		50,350,086

Insurance—7.0%
ACE, Ltd.	314,003	19,028,582
AON Corp.	527,109	22,128,036
Chubb Corp.	532,644	31,953,314
Prudential Financial, Inc.	877,822	41,134,739
The Travelers Cos., Inc.	778,535	37,938,010

		152,182,681

IT Services—5.7%
Accenture plc	817,439	43,062,686
Fiserv, Inc. (a)	22,710	1,152,987
International Business Machines Corp.	295,431	51,709,288
MasterCard, Inc.	51,833	16,439,354
The Western Union Co.	778,661	11,905,727

		124,270,042

Leisure Equipment & Products—1.0%
Hasbro, Inc.	637,061	20,774,559

MSF-156

Metropolitan Series Fund, Inc.

MFS Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—0.6%
Thermo Fisher Scientific, Inc. (a)	258,198	$13,075,147

Machinery—1.6%
Danaher Corp.	579,982	24,324,445
Eaton Corp.	299,202	10,621,671

		34,946,116

Media—4.0%
Comcast Corp. (Class A)	691,680	14,310,859
Omnicom Group, Inc.	627,877	23,130,989
The Walt Disney Co.	977,590	29,484,114
Viacom, Inc. (Class B)	538,070	20,844,832

		87,770,794

Multi-Utilities—1.6%
PG&E Corp.	589,397	24,937,387
Public Service Enterprise Group, Inc.	299,121	9,981,668

		34,919,055

Multiline Retail—1.9%
Kohl’s Corp.	177,150	8,698,065
Target Corp.	682,030	33,446,751

		42,144,816

Oil, Gas & Consumable Fuels—7.6%
Apache Corp.	313,739	25,174,417
Chevron Corp.	545,201	50,441,997
EOG Resources, Inc.	132,730	9,425,157
Exxon Mobil Corp.	514,693	37,382,153
Hess Corp.	165,594	8,687,061
Occidental Petroleum Corp.	462,012	33,033,858

		164,144,643

Pharmaceuticals—8.9%
Abbott Laboratories	967,726	49,489,508
Johnson & Johnson	1,054,071	67,154,863
Merck & Co., Inc.	270,847	8,859,405
Pfizer, Inc.	3,121,011	55,179,475
Roche Holding AG (CHF)	79,577	12,822,288

		193,505,539

Professional Services—0.5%
Dun & Bradstreet Corp.	182,213	11,162,368

Road & Rail—0.6%
Canadian National Railway Co.	183,165	12,195,126

Semiconductors & Semiconductor Equipment—1.4%
ASML Holding NV	242,300	8,369,042
Intel Corp.	1,018,337	21,721,128

		30,090,170

Software—2.2%
Oracle Corp.	1,654,166	47,540,731

Security Description	Shares/Par Amount	Value

Specialty Retail—1.8%
Advance Auto Parts, Inc.	231,542	$13,452,590
Staples, Inc.	483,500	6,430,550
The Sherwin-Williams Co.	265,174	19,707,732

		39,590,872

Tobacco—5.2%
Altria Group, Inc.	629,436	16,875,179
Philip Morris International, Inc.	1,298,367	80,992,133
Reynolds American, Inc.	390,910	14,651,307

		112,518,619

Wireless Telecommunication Services—1.5%
Vodafone Group plc (GBP)	12,280,816	31,772,272

Total Common Stock (Identified Cost $2,072,314,595)		2,139,389,642

Convertible Preferred Stock—0.2%

Electric Utilities—0.2%
PPL Corp.	63,870	3,538,398

Total Convertible Preferred Stock (Identified Cost $3,193,500)		3,538,398

Short Term Investments—1.4%

Commercial Paper—1.4%
HSBC Americas, Inc. 0.010%, 10/03/11	$30,215,000	30,214,899

Mutual Funds—0.0%
State Street Navigator Securities Lending Prime Portfolio (c)	764,443	764,443

Total Short Term Investments (Identified Cost $30,979,342)		30,979,342

Total Investments—100.2% (Identified Cost $2,106,487,437) (d)		2,173,907,382
Liabilities in excess of other assets		(5,151,617)

Net Assets—100.0%		$2,168,755,765

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $710,483 and the collateral received consisted of cash in the amount of $764,443. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $2,106,487,437. The aggregate unrealized appreciation and depreciation of investments was $227,024,780 and $(159,604,835), respectively, resulting in net unrealized appreciation of $67,419,945 for federal income tax purposes.
(CHF)—	Swiss Franc
(GBP)—	British Pound

MSF-157

Metropolitan Series Fund, Inc.

MFS Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$188,431,401	$—	$—	$188,431,401
Auto Components	17,718,293	—	—	17,718,293
Automobiles	4,352,221	—	—	4,352,221
Beverages	24,831,061	36,082,358	—	60,913,419
Capital Markets	133,058,199	—	—	133,058,199
Chemicals	47,482,775	—	—	47,482,775
Commercial Banks	62,510,886	—	—	62,510,886
Communications Equipment	16,277,512	—	—	16,277,512
Computers & Peripherals	8,491,286	—	—	8,491,286
Construction & Engineering	3,402,805	—	—	3,402,805
Diversified Financial Services	79,812,791	—	—	79,812,791
Diversified Telecommunication Services	64,845,382	—	—	64,845,382
Electric Utilities	8,710,865	—	—	8,710,865
Energy Equipment & Services	11,715,539	—	—	11,715,539
Food & Staples Retailing	14,584,936	—	—	14,584,936
Food Products	59,859,088	28,554,518	—	88,413,606
Health Care Equipment & Supplies	66,249,030	—	—	66,249,030
Health Care Providers & Services	12,167,240	—	—	12,167,240
Hotels, Restaurants & Leisure	10,546,304	—	—	10,546,304
Household Durables	24,625,252	—	—	24,625,252
Household Products	12,126,264	—	—	12,126,264
Industrial Conglomerates	50,350,086	—	—	50,350,086
Insurance	152,182,681	—	—	152,182,681
IT Services	124,270,042	—	—	124,270,042
Leisure Equipment & Products	20,774,559	—	—	20,774,559
Life Sciences Tools & Services	13,075,147	—	—	13,075,147
Machinery	34,946,116	—	—	34,946,116
Media	87,770,794	—	—	87,770,794
Multi-Utilities	34,919,055	—	—	34,919,055
Multiline Retail	42,144,816	—	—	42,144,816
Oil, Gas & Consumable Fuels	164,144,643	—	—	164,144,643
Pharmaceuticals	180,683,251	12,822,288	—	193,505,539
Professional Services	11,162,368	—	—	11,162,368
Road & Rail	12,195,126	—	—	12,195,126
Semiconductors & Semiconductor Equipment	30,090,170	—	—	30,090,170
Software	47,540,731	—	—	47,540,731
Specialty Retail	39,590,872	—	—	39,590,872
Tobacco	112,518,619	—	—	112,518,619
Wireless Telecommunication Services	—	31,772,272	—	31,772,272
Total Common Stock	2,030,158,206	109,231,436	—	2,139,389,642

MSF-158

Metropolitan Series Fund, Inc.

MFS Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock
Electric Utilities	$3,538,398	$—	$—	$3,538,398
Short Term Investments
Commercial Paper	—	30,214,899	—	30,214,899
Mutual Funds	764,443	—	—	764,443
Total Short Term Investments	764,443	30,214,899	—	30,979,342
Total Investments	$2,034,461,047	$139,446,335	$—	$2,173,907,382

MSF-159

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—94.8% of Net Assets

Security Description	Shares	Value

Australia—8.0%
AGL Energy, Ltd.	35,351	$486,859
Alumina, Ltd.	191,453	268,854
Amcor, Ltd.	82,560	545,618
AMP, Ltd.	193,478	729,435
Asciano Group	239,010	330,409
ASX, Ltd.	11,184	326,110
Australia & New Zealand Banking Group, Ltd.	181,096	3,377,823
Bendigo Bank, Ltd. (a)	23,062	187,738
BGP Holdings plc (b)	713,624	0
BHP Billiton, Ltd. (a)	223,799	7,467,998
BlueScope Steel, Ltd. (a)	108,435	75,141
Boral, Ltd. (a)	61,162	204,358
Brambles, Ltd.	106,015	656,898
Caltex Australia, Ltd.	9,532	98,664
CFS Retail Property Trust (REIT)	151,292	254,863
Coca-Cola Amatil, Ltd. (a)	42,510	488,500
Cochlear, Ltd. (a)	4,760	212,430
Commonwealth Bank of Australia (a)	108,656	4,744,919
Computershare, Ltd.	29,681	212,265
Crown, Ltd.	29,464	225,486
CSL, Ltd.	35,669	1,021,854
Dexus Property Group (REIT)	401,856	318,342
Echo Entertainment Group, Ltd. (c)	43,902	153,996
Fairfax Media, Ltd. (a)	150,980	119,272
Fortescue Metals Group, Ltd. (a) (c)	82,630	344,027
Foster’s Group, Ltd.	131,472	670,334
Goodman Group (REIT)	554,537	304,726
GPT Group (REIT)	113,429	340,454
Iluka Resources, Ltd. (c)	29,031	340,895
Incitec Pivot, Ltd.	104,676	325,920
Insurance Australia Group, Ltd.	163,755	475,555
James Hardie Industries NV (a)	30,172	165,287
Leighton Holdings, Ltd. (a)	10,872	191,423
Lend Lease Corp., Ltd.	37,629	253,209
Lynas Corp., Ltd. (a) (c)	117,870	119,636
MacArthur Coal, Ltd.	11,853	182,129
Macquarie Group, Ltd.	23,140	497,144
Metcash, Ltd. (a)	49,589	195,650
Mirvac Group (REIT)	222,329	243,639
National Australia Bank, Ltd.	151,325	3,228,989
Newcrest Mining, Ltd. (a)	52,437	1,735,542
OneSteel, Ltd.	95,679	112,707
Orica, Ltd.	24,272	546,037
Origin Energy, Ltd. (c)	78,717	1,012,045
OZ Minerals, Ltd.	25,908	231,553
Qantas Airways, Ltd.	108,183	145,473
QBE Insurance Group, Ltd.	75,232	927,071
QR National, Ltd. (c)	113,644	345,024
Ramsay Health Care, Ltd.	8,883	162,872
Rio Tinto, Ltd.	29,850	1,755,230
Santos, Ltd.	60,457	656,606
Sims Group, Ltd. (a)	9,738	116,139
Sonic Healthcare, Ltd. (a)	24,290	266,944
Stockland (REIT)	170,116	475,241
Suncorp Group, Ltd.	97,160	741,957
TABCORP Holdings, Ltd.	43,902	109,115
Tattersall’s, Ltd.	117,840	253,245
Telstra Corp., Ltd.	304,819	912,433
Toll Holdings, Ltd. (a)	41,980	176,802

Security Description	Shares	Value

Australia—(Continued)
Transurban Group	94,803	$494,979
Wesfarmers, Ltd.	71,781	2,178,482
Wesfarmers, Ltd. (Price Protected Shares) (c)	11,090	342,112
Westfield Group (REIT)	153,357	1,140,345
Westfield Retail Trust (REIT) (c)	193,580	451,008
Westpac Banking Corp. (a)	209,839	4,050,627
Woodside Petroleum, Ltd.	44,342	1,378,698
Woolworths, Ltd.	86,801	2,083,106
WorleyParsons, Ltd.	12,991	325,568

		53,513,810

Austria—0.3%
Erste Group Bank AG	12,016	306,721
IMMOEAST Anspr Nachb (a) (c)	27,192	0
Immofinanz AG	66,338	188,617
OMV AG	11,229	336,293
Raiffeisen International Bank Holding AG (a)	3,451	100,995
Telekom Austria AG	22,221	224,504
Verbund-Oesterreichische Elektrizitaetswirtschafts AG (Class A)	5,457	157,980
Voestalpine AG	7,335	212,907
Wiener Staedtische Versicherung AG	2,911	110,714

		1,638,731

Belgium—0.9%
Anheuser-Busch InBev NV	56,038	2,976,212
Bekaert S.A. (a)	2,627	107,423
Belgacom S.A.	10,680	322,379
Colruyt S.A. (a)	5,430	225,745
Delhaize Group S.A.	6,756	395,040
Fortis	155,732	268,279
Groupe Bruxelles Lambert S.A.	6,520	459,491
KBC Groep NV	13,039	300,548
Mobistar S.A.	1,846	105,570
Solvay S.A.	4,497	423,653
UCB S.A. (a)	6,793	289,683
Umicore S.A.	7,299	264,988

		6,139,011

Denmark—1.0%
AP Moller-Maersk A/S (Series A)	35	196,712
AP Moller-Maersk A/S (Series B)	87	512,867
Carlsberg A/S (Class B)	7,997	475,063
Coloplast A/S	1,846	266,833
Danske Bank A/S	44,352	622,590
DSV A/S	12,625	227,910
Novo Nordisk A/S	30,107	2,997,504
Novozymes A/S (Series B)	3,213	457,761
TDC A/S	26,493	216,481
Tryg A/S (a)	1,800	94,743
Vestas Wind Systems A/S (a) (c)	13,387	217,401
William Demant Holding A/S (a) (c)	1,624	122,063

		6,407,928

Finland—0.9%
Elisa Oyj	9,437	192,990
Fortum Oyj	31,487	740,525
Kesko Oyj (a)	4,472	137,639

MSF-160

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Finland—(Continued)
Kone Oyj	11,180	$531,249
Metso Oyj	10,185	297,197
Nokia Oyj	264,520	1,500,533
Nokian Renkaat Oyj	7,322	218,617
Orion Oyj (Series B)	10,345	208,546
Pohjola Bank plc (a)	9,006	94,790
Sampo Oyj	31,313	785,400
Stora Enso Oyj	40,497	236,814
UPM-Kymmene Oyj	38,111	429,631
Wartsila Oyj	12,482	296,839

		5,670,770

France—8.4%
Accor S.A. (a)	9,539	254,270
Aeroports de Paris	2,209	166,164
Air Liquide S.A.	19,781	2,316,492
Alcatel-Lucent	171,297	490,488
Alstom S.A.	14,355	475,565
Arkema S.A.	3,817	221,991
Atos Origin S.A.	3,177	137,599
AXA S.A.	119,968	1,559,946
BNP Paribas	66,886	2,651,360
Bouygues S.A. (a)	16,377	542,744
Bureau Veritas S.A. (c)	3,765	271,161
Cap Gemini S.A.	9,755	325,559
Carrefour S.A.	40,028	911,927
Casino Guichard-Perrachon S.A. (c)	4,364	340,447
Christian Dior S.A.	4,271	478,496
Cie de Saint-Gobain	27,250	1,042,319
Cie Generale d’Optique Essilor International S.A.	13,981	1,009,031
Cie Generale de Geophysique-Veritas S.A. (c)	11,785	207,240
CNP Assurances S.A.	10,520	155,566
Compagnie Générale des Etablissements Michelin (Class B)	11,891	711,146
Credit Agricole S.A.	64,671	445,212
Danone	40,736	2,510,593
Dassault Systemes S.A. (a)	4,077	288,294
Edenred (c)	13,167	313,502
EDF S.A. (a)	17,389	506,022
Entrepots Magasins Generaux de Paris (REIT)	2,071	161,955
Eurazeo	2,016	84,843
Eutelsat Communications S.A.	8,516	342,581
Fonciere Des Regions	1,625	113,524
France Telecom S.A. (a)	132,420	2,174,553
GDF Suez	86,358	2,583,556
Gecina S.A. (REIT) (a)	1,319	115,685
Groupe Eurotunnel S.A.	42,941	363,841
Imerys S.A. (c)	2,253	113,192
JC Decaux S.A.	4,428	109,997
Klepierre S.A. (REIT)	8,184	229,856
L’Oreal S.A. (a)	16,405	1,607,593
Lafarge S.A.	13,215	455,606
Lagardere S.C.A.	8,303	203,996
Legrand S.A.	13,599	424,566
lliad S.A. (a)	1,063	119,130
LVMH Moet Hennessy Louis Vuitton S.A.	18,030	2,394,381
Natixis (c)	61,277	194,239
Neopost S.A. (a)	1,997	146,969
Pernod-Ricard S.A.	14,240	1,118,159

Security Description	Shares	Value

France—(Continued)
Peugoet S.A.	11,483	$244,671
PPR S.A.	5,572	719,839
Publicis Groupe S.A.	7,880	330,390
Renault S.A.	12,949	429,818
Safran S.A.	11,071	340,591
Sanofi-Aventis S.A.	77,711	5,109,859
Schneider Electric S.A.	33,670	1,815,383
Scor SE	11,686	252,300
SES S.A.	20,693	503,193
Société BIC S.A.	1,753	149,373
Société Générale	43,507	1,141,608
Sodexho	6,625	437,182
Suez Environnement S.A.	22,682	316,594
Technip S.A.	6,959	557,725
TF1 Group (a)	8,156	101,488
Thales S.A.	6,811	213,149
Total S.A. (a)	147,928	6,531,739
Unibail-Rodamco SE (REIT)	6,587	1,175,658
Vallourec S.A.	8,091	464,421
Veolia Environnement S.A.	23,240	339,903
Vinci S.A.	31,152	1,339,600
Vivendi S.A.	84,605	1,729,946
Wendel S.A.	2,267	142,339

		55,778,125

Germany—6.9%
Adidas AG	15,345	927,208
Allianz SE	31,643	2,981,965
Axel Springer AG	3,006	101,361
BASF SE	64,014	3,889,706
Bayer AG	57,644	3,172,494
Bayerische Motoren Werke AG	23,534	1,561,639
Beiersdorf AG	6,805	364,957
Brenntag AG (c)	2,857	248,791
Commerzbank AG	246,007	620,190
Continental AG	5,500	316,521
Daimler AG	63,147	2,801,124
Deutsche Bank AG	64,813	2,261,502
Deutsche Boerse AG (c)	14,609	734,671
Deutsche Lufthansa AG	17,782	229,722
Deutsche Post AG	63,326	810,529
Deutsche Telekom AG	193,915	2,284,392
E.ON AG	125,555	2,742,206
Fraport AG	2,305	134,707
Fresenius Medical Care AG	14,375	975,310
Fresenius SE	8,064	716,717
GEA Group AG	14,333	335,384
Hannover Rueckversicherung AG	3,778	171,185
HeidelbergCement AG	9,200	332,988
Henkel AG & Co. KGaA	10,189	446,489
Hochtief AG	2,679	166,738
Infineon Technologies AG (c)	73,323	540,770
K&S AG	11,843	623,590
Kabel Deutschland Holding AG (c)	6,250	337,395
Lanxess AG	5,523	265,875
Linde AG	11,984	1,600,664
MAN AG	4,773	369,660
Merck KGaA	4,173	341,955
Metro AG	8,734	368,013

MSF-161

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Müenchener Rüeckversicherungs AG	13,253	$1,645,168
RWE AG	28,442	1,048,836
Salzgitter AG	2,440	117,235
SAP AG	64,138	3,274,209
Siemens AG	57,335	5,187,309
Suedzucker AG	4,518	128,383
ThyssenKrupp AG	26,592	653,650
United Internet AG (a)	8,781	148,394
Volkswagen AG	1,842	228,616
Wacker Chemie AG (a)	978	86,994

		46,295,212

Greece—0.1%
Bank of Cyprus plc (c)	95,418	148,607
Coca-Cola Hellenic Bottling Co. S.A.	16,005	283,528
National Bank of Greece S.A. (c)	81,780	299,443
OPAP S.A.	21,360	217,040

		948,618

Hong Kong—2.6%
AIA Group, Ltd. (c)	579,600	1,648,407
ASM Pacific Technology, Ltd. (a)	14,200	138,778
Bank of East Asia, Ltd. (a)	101,720	307,448
BOC Hong Kong Holdings, Ltd.	253,965	534,229
Cathay Pacific Airways, Ltd. (a)	87,000	141,004
Cheung Kong Holdings, Ltd.	97,000	1,038,758
Cheung Kong Infrastructure Holdings, Ltd. (a)	33,000	192,658
CLP Holdings, Ltd.	139,877	1,252,495
Esprit Holdings, Ltd. (a)	77,978	95,134
Galaxy Entertainment Group, Ltd. (a) (c)	87,000	122,263
Hang Lung Group, Ltd.	73,000	371,338
Hang Lung Properties, Ltd.	164,000	485,015
Hang Seng Bank, Ltd. (a)	56,300	659,949
Henderson Land Development Co., Ltd. (a)	73,000	324,408
Hong Kong & China Gas Co.	332,205	750,751
Hong Kong Exchanges & Clearing, Ltd. (a)	70,200	1,007,669
Hopewell Holdings, Ltd.	50,000	142,196
Hutchison Whampoa, Ltd.	149,000	1,103,374
Hysan Development Co., Ltd.	45,000	133,402
Kerry Properties, Ltd.	46,500	146,288
Li & Fung, Ltd. (a)	429,600	708,759
Lifestyle International Holdings, Ltd.	42,000	104,882
MTR Corp.	95,000	285,016
New World Development, Ltd.	174,354	164,053
NWS Holdings, Ltd.	93,000	123,704
PCCW, Ltd.	283,000	104,722
Power Assets Holdings, Ltd.	93,049	712,257
Sands China, Ltd. (c)	165,200	380,087
Shangri-La Asia, Ltd.	109,540	206,182
Sino Land Co. (a)	176,000	234,225
SJM Holdings, Ltd.	110,000	191,539
Sun Hung Kai Properties, Ltd.	101,000	1,144,721
Swire Pacific, Ltd.	51,817	535,557
The Link Real Estate Investment Trust (REIT)	148,141	467,343
Wharf Holdings, Ltd.	104,976	511,783
Wheelock & Co., Ltd.	68,000	198,854
Wing Hang Bank, Ltd.	13,500	109,477
Wynn Macau, Ltd. (a) (c)	104,000	239,070

Security Description	Shares	Value

Hong Kong—(Continued)
Yue Yuen Industrial Holdings, Ltd.	50,500	$129,425

		17,147,220

Ireland—0.2%
CRH plc	53,933	833,059
Elan Corp. plc (c)	34,284	363,653
Kerry Group plc	9,653	338,449

		1,535,161

Israel—0.6%
Bank Hapoalim B.M.	100,801	344,324
Bank Leumi le-Israel B.M.	101,093	307,685
Bezeq Israeli Telecommunication Corp., Ltd.	178,026	329,150
Israel Chemicals, Ltd.	33,468	373,836
NICE Systems, Ltd. (c)	5,213	152,344
Teva Pharmaceutical Industries, Ltd.	65,918	2,509,597
The Israel Corp., Ltd.	214	135,408

		4,152,344

Italy—2.2%
A2A S.p.A.	79,271	98,746
Assicuraziono Generali S.p.A.	82,143	1,299,463
Atlantia S.p.A.	21,683	311,427
Banca Monte dei Paschi di Siena S.p.A.	272,212	151,691
Banco Popolare Scarl (a)	124,102	204,679
Enel Green Power S.p.A (c)	151,622	345,824
Enel S.p.A.	462,041	2,047,213
ENI S.p.A. (a)	168,274	2,960,952
Fiat Industrial S.p.A. (c)	52,147	389,393
Fiat S.p.A. (a)	59,813	323,732
Finmeccanica S.p.A. (c)	28,782	198,957
Intesa Sanpaolo S.p.A.	696,886	1,090,477
Luxottica Group S.p.A.	9,343	237,036
Mediaset S.p.A. (a)	51,298	161,290
Mediobanca S.p.A.	44,816	353,473
Pirelli & C. S.p.A. (a)	17,048	121,154
Prysmian S.p.A.	13,126	172,416
Saipem S.p.A.	18,344	644,130
Snam Rete Gas S.p.A.	112,113	518,282
Telecom Italia S.p.A.	668,281	726,710
Telecom Italia S.p.A.-RNC	491,217	477,928
Terna Rete Elettrica Nazionale S.p.A.	92,170	342,394
UniCredit S.p.A.	925,081	985,879
Unione di Banche Italiane SCPA	56,320	208,260

		14,371,506

Japan—22.0%
Advantest Corp. (a)	11,800	127,315
Aeon Co., Ltd. (a)	41,000	553,805
Aeon Mall Co., Ltd.	6,200	141,060
Air Water, Inc. (a)	10,000	123,490
Aisin Seiki Co., Ltd.	13,000	432,179
Ajinomoto Co., Inc. (a)	51,000	603,539
Alfresa Holdings Corp.	3,000	125,628
All Nippon Airways Co., Ltd. (a)	59,000	184,507
Amada Co., Ltd.	27,000	176,022
Asahi Breweries, Ltd. (a)	25,800	546,709
Asahi Glass Co., Ltd.	72,000	702,448

MSF-162

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Asahi Kasei Corp.	98,000	$588,563
Asics Corp. (a)	11,000	149,271
Astellas Pharma, Inc. (a)	32,400	1,223,095
Benesse Corp.	5,000	220,416
Bridgestone Corp.	44,100	1,000,590
Brother Industries, Ltd. (a)	16,400	192,347
Canon, Inc.	79,100	3,583,342
Casio Computer Co., Ltd. (a)	18,100	114,668
Central Japan Railway Co. (a)	104	906,748
Chiyoda Corp. (a)	11,000	107,456
Chubu Electric Power Co., Inc. (a)	47,800	899,425
Chugai Pharmaceutical Co., Ltd. (a)	15,100	256,045
Chuo Mitsui Trust Holdings, Inc.	217,262	718,692
Cosmo Oil Co., Ltd. (a)	43,000	106,706
Credit Saison Co., Ltd. (a)	10,500	202,197
Dai Nippon Printing Co., Ltd. (a)	40,000	413,945
Daicel Chemical Industries, Ltd. (a)	22,000	125,116
Daido Steel Co., Ltd. (a)	21,000	125,052
Daihatsu Motor Co., Ltd. (a)	14,000	253,244
Daiichi Sankyo Co., Ltd. (a)	45,900	956,350
Daikin Industries, Ltd. (a)	16,800	480,898
Dainippon Sumitomo Pharma Co., Ltd. (a)	12,000	132,139
Daito Trust Construction Co., Ltd. (a)	5,000	458,771
Daiwa House Industry Co., Ltd. (a)	33,000	424,990
Daiwa Securities Group, Inc. (a)	110,000	410,715
Dena Co., Ltd. (a)	6,700	280,478
Denki Kagaku Kogyo K.K.	35,000	133,182
Denso Corp.	33,200	1,064,812
Dentsu, Inc. (a)	12,700	401,913
East Japan Railway Co.	23,600	1,433,911
Eisai Co., Ltd. (a)	16,900	681,568
Electric Power Development Co., Ltd. (a)	8,800	259,486
Elpida Memory, Inc. (a) (c)	27,100	169,749
FamilyMart Co., Ltd. (a)	4,300	164,353
Fanuc, Ltd. (a)	13,200	1,818,538
Fast Retailing Co., Ltd. (a)	3,600	645,048
Fuji Electric Holdings Co., Ltd. (a)	42,000	108,504
Fuji Heavy Industries, Ltd.	42,000	245,502
FUJIFILM Holdings Corp. (a)	32,600	757,149
Fujitsu, Ltd. (a)	125,000	589,240
Fukuoka Financial Group, Inc.	53,000	221,965
Gree, Inc. (a)	6,800	204,127
GS Yuasa Corp. (a)	22,000	102,771
Hakuhodo DY Holdings, Inc.	1,730	100,429
Hamamatsu Photonics KK (a)	4,800	193,223
Hino Motors, Ltd. (a)	19,000	113,004
Hirose Electric Co., Ltd. (a)	2,200	204,576
Hisamitsu Pharmaceutical Co., Inc. (a)	4,700	225,851
Hitachi Chemical Co., Ltd. (a)	7,300	120,016
Hitachi Construction Machinary Co., Ltd. (a)	6,400	107,002
Hitachi Metals, Ltd. (a)	12,000	137,713
Hitachi, Ltd. (a)	313,000	1,557,787
Hokkaido Electric Power Co., Inc. (a)	15,300	225,400
Hokuhoku Financial Group, Inc.	76,000	165,720
Hokuriku Electric Power Co. (a)	12,000	222,431
Honda Motor Co., Ltd. (a)	113,700	3,335,845
Hoya Corp. (a)	30,100	694,123
Ibiden Co., Ltd. (a)	8,300	174,434
Idemitsu Kosan Co., Ltd. (a)	1,600	143,539

Security Description	Shares	Value

Japan—(Continued)
Ihi Corp. (a)	99,000	$218,624
Inpex Holdings, Inc.	149	918,794
Isetan Mitsukoshi Holdings, Ltd. (a)	32,000	323,145
Isuzu Motors, Ltd.	84,000	359,891
Itochu Corp. (a)	106,000	1,013,075
J. Front Retailing Co., Ltd. (a)	30,000	142,614
Japan Prime Realty Investment Corp. (REIT)	49	125,431
Japan Real Estate Investment Corp. (REIT)	33	322,119
Japan Retail Fund Investment Corp. (REIT)	135	217,461
Japan Tobacco, Inc. (a)	326	1,521,932
JFE Holdings, Inc. (a)	31,400	633,618
JGC Corp.	14,000	343,986
JS Group Corp. (a)	18,800	526,939
JSR Corp. (a)	11,300	194,367
JTEKT Corp.	20,700	247,372
Jupiter Telecommunications Co., Ltd. (c)	104	111,891
JX Holdings, Inc. (c)	163,100	916,011
Kajima Corp. (a)	59,000	194,248
Kamigumi Co., Ltd.	17,000	152,098
Kaneka Corp. (a)	20,000	112,908
Kansai Paint Co., Ltd. (a)	15,000	143,719
Kao Corp.	36,500	1,015,962
Kawasaki Heavy Industries, Ltd. (a)	96,000	244,493
Kawasaki Kisen Kaisha, Ltd. (a)	74,000	153,832
KDDI Corp. (a)	201	1,381,380
Keihin Electric Express Railway Co., Ltd. (a)	36,000	332,442
Keio Corp. (a)	45,000	321,935
Keisei Electric Railway Co., Ltd.	20,000	135,799
Keyence Corp. (a)	3,000	821,945
Kikkoman Corp.	12,000	137,072
Kintetsu Corp. (a)	121,120	456,114
Kirin Holdings Co., Ltd.	57,000	744,616
Kobe Steel, Ltd. (a)	177,000	296,584
Koito Manufacturing Co., Ltd.	7,000	110,287
Komatsu, Ltd. (a)	65,400	1,413,176
Konami Corp.	8,300	278,856
Konica Minolta Holdings, Inc. (a)	37,000	253,639
Kubota Corp. (a)	81,000	647,627
Kuraray Co., Ltd.	24,500	334,223
Kurita Water Industries, Ltd. (a)	7,100	198,723
Kyocera Corp.	11,100	927,844
Kyowa Hakko Kogyo Co., Ltd. (a)	20,000	222,832
Kyushu Electric Power Co., Inc.	28,400	457,894
Lawson, Inc.	4,900	277,131
Makita Corp. (a)	7,200	256,619
Marubeni Corp.	112,000	626,729
Marui Group Co., Ltd. (a)	16,000	120,310
Matsushita Electric Industrial Co., Ltd. (a)	154,900	1,498,106
Mazda Motor Corp. (a)	103,000	207,488
McDonald’s Holdings Co. Japan, Ltd. (a)	5,000	132,970
Medipal Holdings Corp.	10,800	109,212
MEIJI Holdings Co., Ltd. (a)	5,100	241,725
Miraca Holdings, Inc.	4,000	175,957
Mitsubishi Chemical Holdings Corp. (a)	95,500	646,573
Mitsubishi Corp.	96,500	1,966,466
Mitsubishi Electric Corp.	136,000	1,205,253
Mitsubishi Estate Co., Ltd.	88,000	1,425,131
Mitsubishi Gas & Chemical Co., Inc. (a)	26,000	159,947
Mitsubishi Heavy Industries, Ltd. (a)	225,000	946,785

MSF-163

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Mitsubishi Materials Corp. (a)	79,000	$192,445
Mitsubishi Motors Corp. (a) (c)	320,000	422,993
Mitsubishi Tanabe Pharma Corp.	15,000	278,247
Mitsubishi UFJ Financial Group, Inc.	888,388	3,995,512
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,150	165,862
Mitsui & Co., Ltd. (a)	121,417	1,758,534
Mitsui Chemicals, Inc. (a)	57,000	190,054
Mitsui Fudosan Co., Ltd.	57,000	902,735
Mitsui OSK Lines, Ltd. (a)	75,000	287,628
Mitsui Sumitomo Insurance Group (a)	39,700	861,006
Mizuho Financial Group, Inc. (a)	1,569,200	2,267,926
Murata Manufacturing Co., Ltd. (a)	14,100	761,243
Nabtesco Corp. (a)	7,000	132,721
Namco Bandai Holdings, Inc.	12,500	168,979
NEC Corp. (a)	172,000	349,624
NGK Insulators, Ltd. (a)	17,000	256,183
NGK Spark Plug Co., Ltd. (a)	10,000	135,472
NHK Spring Co., Ltd.	11,000	97,095
Nidec Corp. (a)	8,300	668,120
Nikon Corp. (a)	23,000	540,798
Nintendo Co., Ltd. (a)	6,900	1,005,694
Nippon Building Fund, Inc. (REIT) (a)	36	372,359
Nippon Electric Glass Co., Ltd. (a)	28,000	253,848
Nippon Express Co., Ltd. (a)	59,000	251,451
Nippon Meat Packers, Inc. (a)	14,000	181,968
Nippon Paper Group, Inc. (a)	6,300	167,614
Nippon Sheet Glass Co., Ltd. (a)	70,000	156,447
Nippon Steel Corp.	374,000	1,071,237
Nippon Telephone & Telegraph Corp.	33,400	1,606,269
Nippon Yusen K.K. (a)	101,000	272,838
Nissan Motor Co., Ltd. (a)	173,900	1,537,795
Nisshin Seifun Group, Inc. (a)	13,000	169,717
Nissin Food Products Co., Ltd. (a)	4,700	189,495
Nitori Co., Ltd.	2,650	266,789
Nitto Denko Corp. (a)	12,900	508,501
NKSJ Holdings, Inc. (a) (c)	28,750	635,550
NOK Corp. (a)	8,300	149,343
Nomura Holdings, Inc. (a)	239,600	873,647
Nomura Real Estate Holdings, Inc.	7,000	105,642
Nomura Real Estate Office Fund, Inc. (REIT)	20	121,961
Nomura Research Institute, Ltd.	6,200	141,022
NSK, Ltd. (a)	30,000	220,340
NTN Corp. (a)	47,000	220,465
NTT Data Corp. (a)	80	246,983
NTT DoCoMo, Inc. (a)	1,067	1,946,296
Obayashi Corp.	45,000	223,173
Odakyu Electric Railway Co., Ltd. (a)	44,000	418,367
OJI Paper Co., Ltd. (a)	68,000	373,508
Olympus Corp. (a)	16,000	494,223
Omron Corp.	13,600	266,546
Ono Pharmaceutical Co., Ltd. (a)	6,400	381,349
Oracle Corp. Japan	2,800	98,552
Oriental Land Co., Ltd. (a)	3,400	363,052
ORIX Corp. (a)	7,060	550,542
Osaka Gas Co., Ltd. (a)	127,000	528,246
Otsuka Holdings Co., Ltd. (a)	16,500	451,537
Rakuten, Inc. (a)	495	578,420
Resona Holdings, Inc.	132,700	628,701
Ricoh Co., Ltd. (a)	45,000	376,713

Security Description	Shares	Value

Japan—(Continued)
Rinnai Corp. (a)	2,800	$234,187
Rohm Co., Ltd.	6,700	348,452
Sankyo Co., Ltd. (a)	3,600	194,338
Santen Pharmaceutical Co., Ltd.	5,500	230,007
SBI Holdings, Inc. (a)	1,911	165,182
Secom Co., Ltd. (a)	15,800	760,136
Sega Sammy Holdings, Inc.	17,300	404,326
Seiko Epson Corp. (a)	8,600	109,054
Sekisui Chemical Co., Ltd.	27,000	226,762
Sekisui House, Ltd. (a)	46,000	433,833
Seven & I Holdings Co., Ltd.	52,700	1,480,356
Sharp Corp. (a)	77,000	646,913
Shikoku Electric Power Co., Inc. (a)	11,700	322,034
Shimadzu Corp. (a)	18,000	151,710
Shimamura Co., Ltd.	1,400	146,823
Shimano, Inc. (a)	6,300	333,375
Shimizu Corp. (a)	37,000	163,181
Shin-Etsu Chemical Co., Ltd. (a)	28,400	1,393,375
Shinsei Bank, Ltd.	100,000	112,359
Shionogi & Co., Ltd. (a)	19,400	287,305
Shiseido Co., Ltd. (a)	24,000	465,124
Showa Denko K.K. (a)	129,000	254,154
Showa Shell Sekiyu KK	14,700	104,805
SMC Corp. (a)	3,700	540,645
Softbank Corp. (a)	59,800	1,751,655
Sojitz Corp.	113,600	207,710
Sony Corp. (a)	69,700	1,338,501
Sony Financial Holdings, Inc. (a)	12,800	193,698
Stanley Electric Co., Ltd.	11,800	178,352
Sumitomo Chemical Co., Ltd. (a)	109,000	419,498
Sumitomo Corp. (a)	76,600	947,727
Sumitomo Electric Industries, Ltd.	56,334	659,597
Sumitomo Heavy Industries, Ltd.	39,000	200,128
Sumitomo Metal Industries, Ltd. (a)	239,000	495,255
Sumitomo Metal Mining Co., Ltd. (a)	40,000	530,545
Sumitomo Mitsui Financial Group, Inc. (a)	95,600	2,699,783
Sumitomo Realty & Development Co., Ltd. (a)	25,000	480,704
Sumitomo Rubber Industries, Ltd. (a)	12,500	160,030
Suruga Bank, Ltd. (a)	13,000	126,486
Suzuken Co., Ltd. (a)	5,300	142,348
Suzuki Motor Corp.	22,700	499,670
Sysmex Corp. (a)	6,600	237,226
T&D Holdings, Inc. (a)	37,900	356,942
Taisei Corp. (a)	69,000	190,437
Taisho Pharmaceutical Co., Ltd. (a) (b)	10,000	245,719
Taiyo Nippon Sanso Corp. (a)	18,000	125,161
Takashimaya Co., Ltd. (a)	19,000	138,302
Takeda Pharmaceutical Co., Ltd. (a)	54,500	2,589,334
TDK Corp. (a)	8,400	292,507
Teijin, Ltd.	66,000	236,823
Terumo Corp. (a)	11,400	593,314
The Bank of Kyoto, Ltd. (a)	22,000	195,802
The Bank of Yokohama, Ltd. (a)	83,000	416,092
The Chiba Bank, Ltd. (a)	49,000	339,298
The Chugoku Bank, Ltd. (a)	12,000	176,785
The Chugoku Electric Power Co., Inc. (a)	23,700	417,906
The Dai-ichi Life Insurance Co., Ltd.	604	624,427
The Furukawa Electric Co., Ltd.	57,000	154,992
The Gunma Bank, Ltd.	26,000	144,858

MSF-164

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
The Hachijuni Bank, Ltd. (a)	30,000	$183,779
The Hiroshima Bank, Ltd. (a)	38,000	187,976
The Iyo Bank, Ltd. (a)	17,000	173,277
The Japan Steel Works, Ltd. (a)	21,000	125,262
The Joyo Bank, Ltd.	54,000	251,157
The Kansai Electric Power Co., Inc. (a)	50,800	874,123
The Nishi-Nippon Bank, Ltd.	52,000	159,830
The Shizuoka Bank, Ltd. (a)	41,000	429,281
The Tokyo Electric Power Co., Inc. (a)	97,600	299,660
THK Co., Ltd. (a)	7,700	128,546
Tobu Railway Co., Ltd. (a)	73,000	344,187
Toho Co., Ltd. (a)	8,500	148,543
Toho Gas Co., Ltd. (a)	31,000	203,648
Tohoku Electric Power Co., Inc. (a)	29,800	412,792
Tokio Marine Holdings, Inc.	50,200	1,273,323
Tokyo Electron, Ltd. (a)	11,400	516,743
Tokyo Gas Co., Ltd.	190,000	885,601
Tokyu Corp. (a)	76,000	381,815
Tokyu Land Corp.	29,000	104,214
TonenGeneral Sekiyu K.K. (a)	18,000	206,566
Toppan Printing Co., Ltd. (a)	41,000	298,928
Toray Industries, Inc. (a)	111,000	778,377
Toshiba Corp. (a)	283,000	1,154,747
Tosoh Corp.	39,000	121,932
TOTO, Ltd. (a)	19,000	167,959
Toyo Seikan Kaisha, Ltd.	10,200	154,578
Toyo Suisan Kaisha, Ltd. (a)	6,000	164,527
Toyota Industries Corp.	12,600	366,720
Toyota Motor Corp.	192,300	6,577,932
Toyota Tsusho Corp.	14,200	242,790
Trend Micro, Inc.	7,000	218,638
Tsumura & Co. (a)	3,900	124,366
Ube Industries, Ltd.	68,000	225,609
Unicharm Corp. (a)	7,600	365,025
Ushio, Inc. (a)	8,700	132,239
USS Co., Ltd.	1,660	141,292
West Japan Railway Co. (a)	11,700	502,074
Yahoo! Japan Corp. (a)	1,158	360,002
Yakult Honsha Co., Ltd. (a)	8,700	270,847
Yamada Denki Co., Ltd. (a)	5,590	390,533
Yamaguchi Financial Group, Inc.	15,000	151,371
Yamaha Corp.	11,500	124,206
Yamaha Motor Co., Ltd. (a)	17,800	233,274
Yamato Holdings Co., Ltd. (a)	27,000	491,726
Yamazaki Baking Co., Ltd.	9,000	136,718
Yaskawa Electric Corp. (a)	18,000	135,863
Yokogawa Electric Corp. (a)	16,300	153,720

		146,726,533

Luxembourg—0.2%
ArcelorMittal	58,752	939,696
Tenaris S.A. (a)	38,052	484,091

		1,423,787

Netherlands—2.5%
Aegon NV	117,488	474,342
Akzo Nobel NV	15,836	701,095
ASML Holding NV	31,434	1,093,865
Corio NV (REIT)	4,018	185,177

Security Description	Shares	Value

Netherlands—(Continued)
Delta Lloyd NV	9,946	$157,324
EADS NV	30,352	852,781
Fugro NV	4,445	225,399
Heineken Holding NV	7,027	271,457
Heineken NV	17,381	777,878
ING Groep NV	261,858	1,845,642
Koninklijke Ahold NV	80,218	944,591
Koninklijke Boskalis Westminster NV	6,001	184,886
Koninklijke DSM NV	10,134	441,230
Koninklijke KPN NV	107,502	1,417,275
Koninklijke Philips Electronics NV	69,236	1,241,177
Koninklijke Vopak NV	5,915	283,793
PostNL NV	24,146	105,889
QIAGEN NV (c)	14,898	206,037
Randstad Holding NV	9,402	300,359
Reed Elsevier NV	48,042	526,116
SBM Offshore NV	10,101	175,418
STMicroelectronics NV	44,693	292,452
TNT Express NV (c)	24,146	166,846
Unilever NV	113,454	3,598,775
Wolters Kluwer NV	22,877	371,009

		16,840,813

New Zealand—0.1%
Auckland International Airport, Ltd.	63,428	110,483
Contact Energy, Ltd.	23,995	99,402
Fletcher Building, Ltd.	46,652	271,793
Sky City Entertainment Group, Ltd.	39,539	99,798
Telecom Corp. of New Zealand, Ltd.	132,317	262,354

		843,830

Norway—0.8%
Aker Solutions ASA	11,775	112,965
DnB NOR ASA	66,462	663,404
Gjensidige Forsikring ASA (a) (c)	14,357	148,604
Norsk Hydro ASA	59,320	269,471
Orkla ASA	54,230	412,539
SeaDrill, Ltd. (a)	21,546	596,586
StatoilHydro ASA	76,291	1,629,847
Subsea 7 S.A. (a)	18,500	351,663
Telenor ASA	56,038	863,735
Yara International ASA	14,441	550,631

		5,599,445

Portugal—0.2%
Banco Espirito Santo S.A. (a)	39,907	105,824
Cimpor Cimentos de Portugal, SGPS, S.A.	17,627	118,278
Energias de Portugal S.A.	137,457	422,792
Galp Energia, SGPS, S.A.	18,188	331,929
Jeronimo Martins, SGPS, S.A.	16,641	259,673
Portugal Telecom, SGPS, S.A.	48,993	357,766

		1,596,262

Singapore—1.6%
Ascendas Real Estate Investment Trust (REIT)	163,000	252,667
CapitaLand, Ltd. (a)	174,000	325,564
CapitaMall Trust (REIT)	153,200	213,523
City Developments, Ltd. (a)	34,000	247,717

MSF-165

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
ComfortDelGro Corp., Ltd. (a)	153,000	$152,673
DBS Group Holdings, Ltd.	122,467	1,101,932
Fraser & Neave, Ltd.	70,000	307,525
Genting Singapore plc (a) (c)	418,200	487,786
Global Logistic Properties, Ltd. (c)	107,000	134,747
Golden Agri-Resources, Ltd.	492,569	227,055
Jardine Cycle & Carriage, Ltd.	8,000	254,890
Keppel Corp., Ltd.	95,700	562,631
Keppel Land, Ltd. (a)	54,000	105,892
Noble Group, Ltd. (a)	263,909	264,565
Olam International, Ltd. (a)	94,090	161,004
Oversea-Chinese Banking Corp., Ltd. (a)	183,880	1,135,734
SembCorp Industries, Ltd.	71,000	183,889
SembCorp Marine, Ltd. (a)	63,000	154,673
Singapore Airlines, Ltd. (a)	36,940	320,794
Singapore Exchange, Ltd. (a)	56,000	281,973
Singapore Press Holdings, Ltd. (a)	107,250	307,644
Singapore Technologies Engineering, Ltd. (a)	126,000	268,070
Singapore Telecommunications, Ltd.	557,820	1,351,803
StarHub, Ltd.	43,000	93,910
United Overseas Bank, Ltd.	88,392	1,141,934
UOL Group, Ltd.	33,000	104,332
Wilmar International, Ltd. (a)	130,000	517,571
Yangzijiang Shipbuilding Holdings, Ltd.	105,000	70,243

		10,732,741

Spain—3.3%
Abertis Infraestructuras S.A. (a)	25,968	399,611
Acciona S.A.	1,555	131,456
ACS Actividades de Construccion y Servicios S.A.	9,579	338,480
Amadeus IT Holding S.A. (c)	20,710	332,937
Banco de Sabadell S.A. (a)	72,812	261,168
Banco Popular Espanol S.A. (a)	65,417	301,654
Banco Santander S.A.	589,424	4,825,580
Bankia S.A. (a) (c)	59,540	291,455
BBVA S.A.	300,284	2,450,305
Cintra Concesiones de Infraestructuras de Transporte S.A.	31,917	365,126
Criteria CaixaCorp. S.A. (c)	53,923	238,148
Distribuidora Internacional de Alimentacion S.A. (a) (c)	40,028	157,860
Enagas S.A.	15,504	285,931
Gas Natural SDG S.A.	23,417	399,719
Grifols S.A. (a)	13,029	244,073
Iberdrola S.A.	281,258	1,906,174
Inditex S.A.	15,855	1,359,763
Indra Sistemas S.A. (a)	6,410	92,414
International Consolidated Airlines Group S.A. (c)	77,576	182,918
Mapfre S.A. (a)	51,069	157,982
Red Electrica Corporacion S.A.	8,934	408,291
Repsol YPF S.A.	54,945	1,449,794
Telefonica S.A.	285,555	5,482,431
Zardoya Otis S.A. (a)	8,390	107,146

		22,170,416

Sweden—2.7%
Alfa Laval AB	25,994	407,689
Assa Abloy AB (Series B)	24,301	499,781

Security Description	Shares	Value

Sweden—(Continued)
Atlas Copco AB (Series A) (a)	47,637	$840,650
Atlas Copco AB (Series B)	26,061	408,432
Boliden AB	18,744	193,163
Electrolux AB (a)	17,118	250,687
Getinge AB (Class B)	13,484	293,640
Hennes & Mauritz AB (Series B)	71,728	2,140,460
Hexagon AB (Series B)	17,090	222,211
Holmen AB (Series B)	3,603	89,322
Husqvarna AB (Series B)	25,677	103,557
Investor AB (a)	33,352	584,836
Kinnevik Investment AB	14,418	266,898
LM Ericsson Telephone Co. (Class B)	214,887	2,056,911
Millicom International Cellular S.A. (a) (c)	5,199	520,150
Modern Times Group AB	3,471	138,444
Nordea Bank AB	183,884	1,484,350
Ratos AB	13,548	155,645
Sandvik AB	74,433	854,171
Scania AB	21,772	310,095
Securitas AB	21,462	156,289
Skandinaviska Enskilda Banken AB (Series A)	94,431	507,209
Skanska AB	30,532	421,633
SKF AB	26,654	501,821
Svenska Cellulosa AB	45,788	556,155
Svenska Handelsbanken AB	34,300	871,113
Swedbank AB	55,651	612,628
Swedish Match AB	14,499	479,280
Tele2 AB (a)	21,032	384,204
TeliaSonera AB	149,892	988,081
Volvo AB (Series B)	94,218	920,227

		18,219,732

Switzerland—8.1%
ABB, Ltd.	152,817	2,604,305
Actelion, Ltd. (c)	7,563	251,081
Adecco S.A.	8,604	336,682
Aryzta AG	5,635	243,570
Baloise Holdings AG	3,194	232,934
Cie Financiere Richemont S.A.	36,430	1,613,771
Credit Suisse Group AG	79,559	2,060,172
GAM Holding, Ltd.	13,088	163,233
Geberit AG	2,512	460,828
Givaudan S.A.	554	431,893
Holcim, Ltd.	18,057	952,627
Julius Baer Group, Ltd.	15,630	519,773
Kuehne & Nagel International AG	4,135	461,563
Lindt & Spruengli AG	7	241,337
Lindt & Spruengli AG (Participation Certificate)	55	159,747
Lonza Group AG	2,935	175,807
Nestle S.A.	241,373	13,240,597
Novartis AG	162,586	9,054,871
Pargesa Holding S.A.	1,694	115,541
Roche Holding AG	48,947	7,858,204
Schindler Holding AG	1,428	155,383
SGS S.A.	415	628,062
Sika AG	137	241,704
Sonova Holding AG	3,960	356,596
Sulzer AG	1,649	168,459
Swatch Group AG (Class A)	3,213	191,616
Swatch Group AG (Class B)	2,093	684,477

MSF-166

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Swiss Life Holding AG (c)	2,159	$235,493
Swisscom AG	1,743	706,749
SwissRe, Ltd. (c)	24,745	1,149,274
Syngenta AG	6,649	1,718,882
Synthes, Inc. (c)	4,471	721,404
Transocean, Ltd. (c)	21,808	1,046,910
UBS AG	253,678	2,881,644
Zurich Financial Services AG	10,187	2,104,562

		54,169,751

United Kingdom—21.2%
3i Group plc (c)	63,549	184,673
Admiral Group plc (a)	16,009	313,545
Aggreko plc	18,556	468,152
AMEC plc	25,910	325,555
Anglo American plc (c)	92,134	3,174,037
Antofagasta plc (a)	26,957	382,356
ARM Holdings plc	93,845	802,391
Associated British Foods plc	24,859	425,919
AstraZeneca plc	96,672	4,275,922
Autonomy Corp. plc	15,853	627,297
Aviva plc	192,767	909,916
Babcock International Group plc	24,050	244,213
BAE Systems plc	232,106	955,922
Balfour Beatty plc	43,332	171,020
Barclays plc	791,050	1,939,896
BG Group plc	236,090	4,491,081
BHP Billiton plc	148,957	3,943,006
BP plc (c)	1,314,575	7,876,603
British American Tobacco plc	138,469	5,862,976
British Land Co. plc (REIT)	62,096	458,102
British Sky Broadcasting plc	82,126	842,297
BT Group plc	549,280	1,470,901
Bunzl plc	22,401	265,792
Burberry Group plc	32,742	592,071
Cairn Energy plc (c)	100,118	433,454
Capita Group plc	39,413	430,340
Capital Shopping Centres Group plc (REIT) (a)	48,962	248,482
Carnival plc (a) (c)	11,804	364,885
Centrica plc	357,523	1,641,823
Cobham plc	73,272	198,542
Compass Group plc	129,090	1,042,812
Diageo plc	174,405	3,314,783
Essar Energy plc (c)	22,899	88,671
Eurasian Natural Resources Corp. plc (c)	21,266	189,199
Experian plc	72,050	809,746
Fresnillo plc	11,783	289,645
G4S plc	106,542	441,291
GKN plc	107,131	289,331
GlaxoSmithKline plc	359,388	7,412,479
Glencore International plc (a) (c)	57,112	353,118
Hammerson plc (REIT) (c)	56,484	329,338
HSBC Holdings plc	1,241,035	9,448,644
ICAP plc	36,213	229,947
Imperial Tobacco Group plc	70,969	2,394,199
Inmarsat plc	28,473	216,111
Intercontinental Hotels Group plc	21,614	350,514
International Power plc (a)	99,277	469,810
Intertek Group plc	10,631	304,494

Security Description	Shares	Value

United Kingdom—(Continued)
Invensys plc	47,928	$166,395
Investec plc	41,855	225,493
J. Sainsbury plc	96,306	408,723
Johnson Matthey plc	14,556	355,926
Kazakhmys plc	13,920	170,279
Kingfisher plc	164,859	631,284
Land Securities Group plc (REIT)	51,449	511,931
Legal & General Group plc	429,168	641,642
Lloyds Banking Group plc	2,849,255	1,509,295
London Stock Exchange Group plc	9,645	120,900
Lonmin plc	11,828	192,193
Man Group plc (a)	133,525	344,973
Marks & Spencer Group plc	118,772	576,803
National Grid plc	240,869	2,385,782
Next plc	13,648	533,669
Old Mutual plc	385,579	622,775
Pearson plc	56,693	996,853
Petrofac, Ltd.	17,337	320,423
Prudential plc	179,978	1,538,883
Randgold Resources, Ltd.	6,351	617,451
Reckitt Benckiser Group plc	43,478	2,195,857
Reed Elsevier plc	91,180	693,909
Resolution, Ltd.	99,349	380,940
Rexam plc	57,692	276,388
Rio Tinto plc	99,115	4,372,910
Rolls-Royce Holdings plc	133,971	1,227,087
Royal Bank of Scotland Group plc (c)	1,289,126	461,033
Royal Dutch Shell plc (Class A) (a)	250,414	7,758,699
Royal Dutch Shell plc (Class B)	187,781	5,826,451
RSA Insurance Group plc	229,787	393,744
SABMiller plc	67,778	2,200,660
Sage Group plc	104,660	414,541
Schroders plc	6,754	133,870
Scottish & Southern Energy plc	63,684	1,272,301
Segro plc (REIT)	61,844	210,937
Serco Group plc	34,317	271,622
Severn Trent plc	16,575	396,232
Shire plc	39,190	1,220,762
Smith & Nephew plc	66,221	594,755
Smiths Group plc	25,680	395,234
Standard Chartered plc	165,620	3,302,280
Standard Life plc	171,497	530,579
Tesco plc	560,711	3,276,485
The Weir Group plc	13,856	331,652
Tullow Oil plc	62,622	1,269,214
Unilever plc	90,999	2,847,687
United Utilities Group plc	48,207	466,420
Vendeta Resources plc (a)	9,571	162,814
Vodafone Group plc	3,571,411	9,213,150
Whitbread plc	10,782	263,907
WM Morrison Supermarkets plc	149,552	673,669
Wolseley plc (c)	18,230	453,337
WPP plc	91,722	845,006
Xstrata plc	141,865	1,777,364

		141,278,470

Total Common Stock (Identified Cost $734,063,843)		633,200,216

MSF-167

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Exchange Traded Funds—3.1%

Security Description	Shares/Par Amount	Value

United States—3.1%
iShares MSCI EAFE Index Fund (a) (d)	432,000	$20,628,000

Total Exchange Traded Funds (Identified Cost $22,900,014)		20,628,000

Preferred Stock—0.5%

Germany—0.4%
Bayerische Motoren Werke AG	3,505	163,659
Henkel AG & Co. KGaA	11,897	633,077
Porsche Automobil Holding SE	11,570	554,665
ProSiebenSat.1 Media AG	5,172	90,681
RWE AG	2,797	96,101
Volkswagen AG	9,943	1,317,372

		2,855,555

Switzerland—0.1%
Schindler Holding AG	3,222	344,264

Total Preferred Stock (Identified Cost $2,820,075)		3,199,819

Rights—0.0%

Spain—0.0%
BBVA S.A. (a) (c)	300,284	44,318
Criteria CaixaCorp. S.A. (c)	53,923	4,413

Total Rights (Identified Cost $49,133)		48,731

Units—0.0%

Singapore—0.0%
Hutchison Port Holdings Trust (a) (c)	350,000	231,555

Total Units (Identified Cost $346,803)		231,555

Short Term Investments—21.1%

United States—21.1%
Federal Home Loan Bank 0.010%, 11/04/11	$550,000	549,990
0.010%, 01/18/12	400,000	399,961
0.010%, 12/02/11	2,450,000	2,449,874
Federal Home Loan Mortgage Corp. 0.010%, 12/27/11	150,000	149,993

Security Description	Shares/Par Amount	Value

United States—(Continued)
State Street Navigator Securities Lending Prime Portfolio (e)	136,547,574	$136,547,574
U.S. Treasury Bills 0.010%, 11/03/11	$325,000	324,992
0.010%, 12/29/11	500,000	499,960

Total Short Term Investments (Identified Cost $140,922,344)		140,922,344

Total Investments—119.5% (Identified Cost $901,102,212) (f)		798,230,665
Liabilities in excess of other assets		(130,181,240)

Net Assets—100.0%		$668,049,425

(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $128,801,614 and the collateral received consisted of cash in the amount of $136,547,574. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Security was valued in good faith under procedures approved by the Board of Directors.
(c)	Non-Income Producing.
(d)	All or a portion of the security was pledged as collateral against open futures contracts.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $901,032,773. The aggregate unrealized appreciation and depreciation of investments was $72,366,800 and $(175,168,908), respectively, resulting in net unrealized depreciation of $(102,802,108) for federal income tax purposes.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interests.

Ten Largest Industries as of September 30, 2011	% of Net Assets
Commercial Banks	10.9%
Oil, Gas & Consumable Fuels	7.0%
Pharmaceuticals	6.8%
Metals & Mining	5.1%
Insurance	4.1%
Food Products	4.0%
Diversified Telecommunication Services	3.7%
Chemicals	3.4%
Automobiles	3.2%
Exchange Traded Funds	3.1%

Futures Contracts
Futures Contracts-Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2011	Net Unrealized Depreciation
MSCI EAFE eMini Index Futures	New York Mercantile Exchange	12/16/2011	50	$3,598,645	$3,366,500	$(232,145)

MSF-168

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$53,513,810	$—	$53,513,810
Austria	—	1,638,731	—	1,638,731
Belgium	—	6,139,011	—	6,139,011
Denmark	—	6,407,928	—	6,407,928
Finland	—	5,670,770	—	5,670,770
France	—	55,778,125	—	55,778,125
Germany	—	46,295,212	—	46,295,212
Greece	—	948,618	—	948,618
Hong Kong	—	17,147,220	—	17,147,220
Ireland	—	1,535,161	—	1,535,161
Israel	—	4,152,344	—	4,152,344
Italy	—	14,371,506	—	14,371,506
Japan	—	146,480,814	245,719	146,726,533
Luxembourg	—	1,423,787	—	1,423,787
Netherlands	—	16,840,813	—	16,840,813
New Zealand	—	843,830	—	843,830
Norway	—	5,599,445	—	5,599,445
Portugal	—	1,596,262	—	1,596,262
Singapore	—	10,732,741	—	10,732,741
Spain	—	22,170,416	—	22,170,416
Sweden	—	18,219,732	—	18,219,732
Switzerland	—	54,169,751	—	54,169,751
United Kingdom	—	141,278,470	—	141,278,470
Total Common Stock	—	632,954,497	245,719	633,200,216
Total Exchange Traded Funds*	20,628,000	—	—	20,628,000
Total Preferred Stock*	—	3,199,819	—	3,199,819
Total Units*	—	231,555	—	231,555
Total Rights*	—	48,731	—	48,731
Short Term Investments
United States	136,547,574	4,374,770	—	140,922,344
Total Investments	$157,175,574	$640,809,372	$245,719	$798,230,665

Futures Contracts**
Futures Contracts Long (Net Unrealized Depreciation)	$(232,145)	$—	$—	$(232,145)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures contracts are valued based on the unrealized appreciation/depreciation of the instrument.

MSF-169

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of December 31, 2010	$0
Transfers Into Level 3	247,298
Transfers Out of Level 3	0
Accrued discounts/premiums	0
Realized Gain	0
Change in unrealized appreciation (depreciation)	(1,579)
Security Purchases	0
Security Sales	0

Balance as of September 30, 2011	$245,719

The change in unrealized depreciation on investments held at September 30, 2011 was $(1,579).

MSF-170

Metropolitan Series Fund, Inc.

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—94.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.3%
Alliant Techsystems, Inc. (a)	29,100	$1,586,241
American Science & Engineering, Inc.	29,513	1,801,769

		3,388,010

Air Freight & Logistics—0.5%
Forward Air Corp.	174,453	4,439,829

Auto Components—0.7%
Gentex Corp.	283,500	6,818,175

Beverages—0.7%
Boston Beer Co., Inc. (a)	88,772	6,453,724

Capital Markets—0.3%
Eaton Vance Corp.	115,700	2,576,639

Chemicals—4.4%
Balchem Corp.	215,250	8,030,977
Hawkins, Inc.	82,000	2,610,880
Intrepid Potash, Inc. (a)	492,900	12,258,423
LSB Industries, Inc. (a)	241,452	6,922,429
NewMarket Corp.	23,117	3,510,779
Sensient Technologies Corp.	277,535	9,033,764

		42,367,252

Commercial Banks—3.2%
Bank of Hawaii Corp.	192,700	7,014,280
BOK Financial Corp.	103,600	4,857,804
Cullen/Frost Bankers, Inc.	177,200	8,126,392
First Financial Bankshares, Inc.	138,541	3,624,233
Westamerica Bancorp	192,500	7,376,600

		30,999,309

Commercial Services & Supplies—5.2%
Copart, Inc. (a)	264,900	10,362,888
Healthcare Services Group, Inc.	525,434	8,480,505
Ritchie Bros. Auctioneers, Inc.	378,913	7,650,253
Rollins, Inc.	682,113	12,762,334
United Stationers, Inc.	393,508	10,723,093

		49,979,073

Construction & Engineering—0.2%
Layne Christensen Co. (a)	73,294	1,693,091

Containers & Packaging—3.5%
Aptargroup, Inc.	604,354	26,996,493
Silgan Holdings, Inc.	171,400	6,297,236

		33,293,729

Distributors—0.2%
Pool Corp.	74,000	1,937,320

Diversified Consumer Services—1.2%
Hillenbrand, Inc.	234,969	4,323,430
Matthews International Corp.	128,100	3,940,356
Strayer Education, Inc.	48,900	3,749,163

		12,012,949

Security Description	Shares	Value

Diversified Financial Services—0.1%
Pico Holdings, Inc. (a)	65,744	$1,348,409

Electronic Equipment, Instruments & Components—1.0%
Trimble Navigation, Ltd. (a)	284,030	9,529,207

Energy Equipment & Services—4.8%
CARBO Ceramics, Inc.	156,300	16,025,439
Lufkin Industries, Inc.	156,400	8,322,044
Natural Gas Services Group, Inc. (a)	218,688	2,805,767
Oceaneering International, Inc.	438,200	15,485,988
Pason Systems, Inc. (CAD)	278,300	3,537,510

		46,176,748

Food & Staples Retailing—1.8%
Ruddick Corp.	433,800	16,913,862

Food Products—2.2%
Darling International, Inc. (a)	413,800	5,209,742
Flowers Foods, Inc.	281,000	5,468,260
J&J Snack Foods Corp.	86,053	4,134,847
Lancaster Colony Corp.	112,100	6,839,221

		21,652,070

Gas Utilities—2.7%
New Jersey Resources Corp.	192,100	8,177,697
Northwest Natural Gas Co.	82,300	3,629,430
Piedmont Natural Gas Co., Inc.	73,800	2,132,082
South Jersey Industries, Inc.	143,800	7,154,050
WGL Holdings, Inc.	136,000	5,313,520

		26,406,779

Health Care Equipment & Supplies—6.1%
Abaxis, Inc. (a)	173,000	3,963,430
DENTSPLY International, Inc.	180,600	5,542,614
Haemonetics Corp. (a)	252,954	14,792,750
IDEXX Laboratories, Inc. (a)	221,900	15,304,443
Meridian Bioscience, Inc.	261,700	4,119,158
Sirona Dental Systems, Inc. (a)	203,500	8,630,435
West Pharmaceutical Services, Inc.	161,500	5,991,650

		58,344,480

Health Care Providers & Services—4.5%
AmSurg Corp. (a)	217,642	4,896,945
Henry Schein, Inc. (a)	226,500	14,045,265
Landauer, Inc.	68,572	3,397,057
MWI Veterinary Supply, Inc. (a)	106,569	7,334,079
Patterson Cos., Inc.	272,700	7,807,401
PSS World Medical, Inc. (a)	293,263	5,774,348

		43,255,095

Health Care Technology—1.1%
Quality Systems, Inc.	108,497	10,524,209

Hotels, Restaurants & Leisure—0.6%
Brinker International, Inc.	257,700	5,391,084

Household Durables—0.2%
Leggett & Platt, Inc.	115,000	2,275,850

MSF-171

Metropolitan Series Fund, Inc.

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Products—3.1%
Church & Dwight Co., Inc.	686,300	$30,334,460

Industrial Conglomerates—0.7%
Raven Industries, Inc.	143,537	6,918,483

Insurance—4.1%
Harleysville Group, Inc.	156,577	9,216,122
HCC Insurance Holdings, Inc.	141,900	3,838,395
Mercury General Corp.	13,400	513,890
RenaissanceRe Holdings, Ltd.	93,900	5,990,820
RLI Corp.	141,459	8,993,963
Safety Insurance Group, Inc.	113,800	4,305,054
The Hanover Insurance Group, Inc.	88,300	3,134,650
Validus Holdings, Ltd.	156,700	3,904,964

		39,897,858

IT Services—1.6%
Forrester Research, Inc. (a)	157,832	5,131,118
Mantech International Corp. (a)	195,146	6,123,682
NCI, Inc. (a)	66,941	798,606
Syntel, Inc.	68,000	2,936,920

		14,990,326

Leisure Equipment & Products—1.2%
Polaris Industries, Inc.	234,698	11,727,859

Life Sciences Tools & Services—2.1%
ICON plc (ADR) (a)	402,100	6,465,768
Pharmaceutical Product Development, Inc.	353,300	9,065,678
Techne Corp.	66,000	4,488,660

		20,020,106

Machinery—11.3%
AG Growth International, Inc.	111,800	4,047,138
Badger Meter, Inc.	160,768	4,651,018
Chart Industries, Inc. (a)	145,300	6,127,301
CLARCOR, Inc.	450,270	18,632,172
Donaldson Co., Inc.	253,100	13,869,880
Douglas Dynamics, Inc.	193,600	2,474,208
Graco, Inc.	126,800	4,328,952
Joy Global, Inc.	79,400	4,952,972
Lincoln Electric Holdings, Inc.	168,078	4,875,943
Nordson Corp.	264,862	10,525,616
Robbins & Myers, Inc.	157,200	5,456,412
Toro Co.	98,600	4,858,022
Valmont Industries, Inc.	124,000	9,664,560
Wabtec Corp.	280,200	14,814,174

		109,278,368

Metals & Mining—2.4%
Alamos Gold, Inc. (CAD)	498,300	7,512,620
Compass Minerals International, Inc.	155,500	10,384,290
Major Drilling Group International, Inc.	496,200	4,869,161

		22,766,071

Office Electronics—0.8%
Zebra Technologies Corp. (Class A) (a)	252,942	7,826,026

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—8.7%
Brigham Exploration Co. (a)	189,700	$4,791,822
Cabot Oil & Gas Corp.	213,500	13,217,785
Concho Resources, Inc. (a)	209,100	14,875,374
Denbury Resources, Inc. (a)	147,300	1,693,950
Gulfport Energy Corp. (a)	187,500	4,533,750
Kodiak Oil & Gas Corp. (a)	360,400	1,877,684
Legacy Oil & Gas, Inc. (a)	93,700	720,328
Northern Oil & Gas, Inc. (a)	280,400	5,436,956
Oasis Petroleum, Inc. (a)	161,100	3,597,363
Petrominerales, Ltd.	134,693	2,646,718
Resolute Energy Corp. (a)	452,306	5,138,196
SM Energy Co.	262,900	15,944,885
Southwestern Energy Co. (a)	264,600	8,819,118

		83,293,929

Professional Services—0.6%
Exponent, Inc. (a)	143,807	5,943,543

Road & Rail—0.3%
Genesee & Wyoming, Inc. (a)	53,500	2,488,820

Semiconductors & Semiconductor Equipment—1.1%
GT Advanced Technologies, Inc. (a)	723,200	5,076,864
Hittite Microwave Corp. (a)	107,106	5,216,062

		10,292,926

Software—6.6%
Blackbaud, Inc.	364,858	8,125,388
FactSet Research Systems, Inc.	115,900	10,311,623
Jack Henry & Associates, Inc.	157,000	4,549,860
MICROS Systems, Inc. (a)	417,932	18,351,394
Solera Holdings, Inc.	446,500	22,548,250

		63,886,515

Specialty Retail—2.4%
Hibbett Sports, Inc. (a)	202,400	6,859,336
Sally Beauty Holdings, Inc. (a)	214,900	3,567,340
Tractor Supply Co.	203,800	12,747,690

		23,174,366

Thrifts & Mortgage Finance—0.3%
Brookline Bancorp, Inc.	327,500	2,525,025

Trading Companies & Distributors—0.9%
Applied Industrial Technologies, Inc.	125,500	3,408,580
MSC Industrial Direct Co.	98,100	5,538,726

		8,947,306

Water Utilities—0.6%
American States Water Co.	63,000	2,137,590
Aqua America, Inc.	172,200	3,714,354

		5,851,944

Total Common Stock (Identified Cost $860,645,217)		907,940,824

MSF-172

Metropolitan Series Fund, Inc.

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Short Term Investments—5.7%

Security Description	Par Amount	Value

Repurchase Agreement—5.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $54,994,046 on 10/03/11, collateralized by $56,155,000 Federal National Mortgage Association due 07/16/12 with a value of $56,098,845.	$54,994,000	$54,994,000

Total Short Term Investments (Identified Cost $54,994,000)		54,994,000

Total Investments—100.0% (Identified Cost $915,639,217) (b)		962,934,824
Liabilities in excess of other assets		(330,300)

Net Assets—100.0%		$962,604,524

(a)	Non-Income Producing.
(b)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $915,639,217. The aggregate unrealized appreciation and depreciation of investments was $112,533,355 and $(65,237,748), respectively, resulting in net unrealized appreciation of $47,295,607 for federal income tax purposes.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CAD)—	Canadian Dollar

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$907,940,824	$—	$—	$907,940,824
Short Term Investments
Repurchase Agreement	—	54,994,000	—	54,994,000
Total Investments	$907,940,824	$54,994,000	$—	$962,934,824

*	See Schedule of Investments for additional detailed categorizations.

MSF-173

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—92.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
Embraer S.A. (ADR) (a)	370,500	$9,399,585
Spirit Aerosystems Holdings, Inc. (b)	263,750	4,206,813

		13,606,398

Auto Components—2.9%
Lear Corp. (b)	228,700	9,811,230
WABCO Holdings, Inc.	182,900	6,924,594

		16,735,824

Automobiles—0.8%
Harley-Davidson, Inc.	131,400	4,510,962

Beverages—1.3%
Dr. Pepper Snapple Group, Inc.	189,600	7,352,688

Building Products—2.1%
Masco Corp. (a)	470,800	3,352,096
Owens Corning (a) (b)	403,600	8,750,048

		12,102,144

Capital Markets—1.5%
Invesco, Ltd.	562,100	8,718,171

Commercial Banks—7.2%
Fifth Third Bancorp	984,100	9,939,410
First Horizon National Corp. (b)	459,465	2,738,411
Huntington Bancshares, Inc.	1,354,500	6,501,600
KeyCorp	224,400	1,330,692
Regions Financial Corp.	1,264,236	4,209,906
SunTrust Banks, Inc.	467,000	8,382,650
Synovus Financial Corp. (a)	1,838,300	1,966,981
Zions Bancorp (a)	444,900	6,259,743

		41,329,393

Construction & Engineering—1.0%
Chicago Bridge & Iron Co., NV	211,000	6,040,930

Diversified Financial Services—2.9%
Moody’s Corp. (a)	549,400	16,729,230

Electric Utilities—3.3%
DPL, Inc. (a)	24,800	747,472
Great Plains Energy, Inc. (a)	319,300	6,162,490
NV Energy, Inc.	812,200	11,947,462

		18,857,424

Electronic Equipment, Instruments & Components—3.2%
Anixter International, Inc. (a) (b)	152,800	7,248,832
Avnet, Inc. (b)	438,500	11,436,080

		18,684,912

Energy Equipment & Services—2.5%
Complete Production Services, Inc. (a) (b)	111,588	2,103,434
Ensco plc (ADR)	99,200	4,010,656
National Oilwell Varco, Inc.	93,500	4,789,070
Oceaneering International, Inc.	100,600	3,555,204

		14,458,364

Security Description	Shares	Value

Food Products—0.3%
The J. M. Smucker Co.	25,600	$1,865,984

Gas Utilities—1.2%
Questar Corp. (a)	383,200	6,786,472

Health Care Providers & Services—8.3%
Aetna, Inc.	189,600	6,891,960
AmerisourceBergen Corp.	281,200	10,480,324
CIGNA Corp.	249,000	10,443,060
Coventry Health Care, Inc. (b)	356,450	10,269,325
Mednax, Inc. (a) (b)	161,900	10,141,416

		48,226,085

Household Durables—3.2%
Newell Rubbermaid, Inc.	563,800	6,692,306
NVR, Inc. (b)	11,100	6,704,178
Whirlpool Corp. (a)	97,604	4,871,416

		18,267,900

Household Products—1.3%
Energizer Holdings, Inc. (b)	115,726	7,688,835

Industrial Conglomerates—0.7%
McDermott International, Inc. (b)	395,600	4,256,656

Insurance—8.9%
Assurant, Inc.	343,160	12,285,128
Lincoln National Corp.	480,797	7,514,857
PartnerRe, Ltd.	92,714	4,846,161
Principal Financial Group, Inc.	406,700	9,219,889
Reinsurance Group of America, Inc.	77,200	3,547,340
The Progressive Corp.	296,600	5,267,616
W.R. Berkley Corp. (a)	298,850	8,872,856

		51,553,847

IT Services—1.3%
Lender Processing Services, Inc. (a)	532,192	7,285,708

Machinery—2.7%
AGCO Corp. (b)	188,800	6,526,816
Eaton Corp.	185,300	6,578,150
Terex Corp. (a)	253,400	2,599,884

		15,704,850

Media—2.6%
Cablevision Systems Corp. (Class A)	243,500	3,830,255
The McGraw-Hill Cos., Inc.	276,700	11,344,700

		15,174,955

Metals & Mining—2.1%
Cliffs Natural Resources, Inc.	125,300	6,411,601
Teck Resources, Ltd. (b)	202,200	5,902,218

		12,313,819

Multi-Utilities—6.8%
Alliant Energy Corp. (a)	259,900	10,052,932
CenterPoint Energy, Inc.	556,495	10,918,432

MSF-174

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)
Security Description	Shares	Value

Multi-Utilities—(Continued)
CMS Energy Corp.	491,200	$9,720,848
DTE Energy Co.	70,800	3,470,616
OGE Energy Corp.	113,300	5,414,607

		39,577,435

Multiline Retail—3.3%
J.C. Penney Co., Inc. (a)	275,900	7,388,602
Macy’s, Inc.	439,700	11,572,904

		18,961,506

Oil, Gas & Consumable Fuels—4.7%
Denbury Resources, Inc. (b)	489,500	5,629,250
Newfield Exploration Co. (b)	107,800	4,278,582
Noble Corp.	76,100	2,233,535
Noble Energy, Inc.	101,500	7,186,200
Whiting Petroleum Corp. (b)	83,720	2,936,898
World Fuel Services Corp. (a)	155,243	5,068,684

		27,333,149

Pharmaceuticals—2.8%
Shire plc (ADR)	128,400	12,060,612
Warner Chilcott plc (b)	285,200	4,078,360

		16,138,972

Real Estate Investment Trusts—5.0%
Alexandria Real Estate Equities, Inc.	81,900	5,027,841
Annaly Capital Management, Inc. (a)	338,220	5,624,598
Boston Properties, Inc. (a)	62,400	5,559,840
The Macerich Co. (a)	150,563	6,418,501
Vornado Realty Trust	85,943	6,413,067

		29,043,847

Semiconductors & Semiconductor Equipment—3.5%
Lam Research Corp. (b)	195,071	7,408,796
NXP Semiconductor NV (a) (b)	346,841	4,897,395
ON Semiconductor Corp. (b)	1,067,841	7,656,420

		19,962,611

Specialty Retail—2.2%
Chico’s FAS, Inc. (a)	446,900	5,108,067
Limited Brands, Inc.	202,800	7,809,828

		12,917,895

Total Common Stock (Identified Cost $515,599,092)		532,186,966

Short Term Investments—22.2%
Security Description	Shares/Par Amount	Value

Mutual Funds—14.7%
State Street Navigator Securities Lending Prime Portfolio (c)	85,375,030	$85,375,030

Repurchase Agreement—7.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $43,266,036 on 10/03/11, collateralized by $42,850,000 U.S. Treasury Note due 12/31/13 with a value of $44,135,500.	$43,266,000	43,266,000

Total Short Term Investments (Identified Cost $128,641,030)		128,641,030

Total Investments—114.2% (Identified Cost $644,240,122) (d)		660,827,996
Liabilities in excess of other assets		(82,344,615)

Net Assets—100.0%		$578,483,381

(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $80,515,835 and the collateral received consisted of cash in the amount of $85,375,030. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $644,240,122. The aggregate unrealized appreciation and depreciation of investments was $79,794,252 and $(63,206,378), respectively, resulting in net unrealized appreciation of $16,587,874 for federal income tax purposes.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-175

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$532,186,966	$—	$—	$532,186,966
Short Term Investments
Mutual Funds	85,375,030	—	—	85,375,030
Repurchase Agreement	—	43,266,000	—	43,266,000
Total Short Term Investments	85,375,030	43,266,000	—	128,641,030
Total Investments	$617,561,996	$43,266,000	$—	$660,827,996

*	See Schedule of Investments for additional detailed categorizations.

MSF-176

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—97.0% of Net Assets

Security Description	Shares	Value

Argentina—0.3%
YPF S.A. (ADR)	44,170	$1,511,056

Brazil—3.7%
All America Latina Logistica S.A.	194,700	897,604
BM&F Bovespa S.A.	1,145,400	5,441,462
Companhia de Bebidas das Americas (ADR)	227,550	6,974,407
Embraer S.A. (ADR)	232,230	5,891,675
Itau Unibanco Holding S.A. (ADR)	151,310	2,348,331
Multiplus S.A.	67,500	953,993

		22,507,472

Denmark—0.5%
Carlsberg A/S (Class B)	52,335	3,116,360

Finland—0.8%
Fortum Oyj	206,435	4,866,608

France—5.3%
LVMH Moet Hennessy Louis Vuitton S.A.	73,301	9,757,571
PPR S.A.	32,910	4,261,733
Société Générale	110,924	2,917,545
Technip S.A.	108,660	8,729,259
Total S.A. (a)	142,358	6,300,786

		31,966,894

Germany—7.9%
Allianz SE	82,246	7,769,160
Bayer AG	116,643	6,434,869
Bayerische Motoren Werke AG	10,598	704,926
Linde AG	31,804	4,258,086
SAP AG	253,395	12,966,520
Siemens AG	168,800	15,308,375

		47,441,936

Hong Kong—0.5%
HSBC Holdings plc	394,814	3,030,274

India—2.1%
DLF, Ltd.	635,459	2,809,150
Infosys Technologies, Ltd.	146,682	7,427,468
Wire & Wireless India, Ltd. (b)	570,457	78,001
Zee Entertainment Enterprises, Ltd.	1,032,584	2,450,378
Zee Learn, Ltd. (b)	129,073	50,364

		12,815,361

Italy—1.6%
Lottomatica S.p.A.	145,986	2,286,910
Prysmian S.p.A. (a)	178,960	2,356,326
Tod’s S.p.A.	59,844	5,054,912

		9,698,148

Japan—10.0%
Fanuc, Ltd. (a)	30,400	4,190,324
Hoya Corp. (a)	180,300	4,159,981
KDDI Corp. (a)	1,258	8,650,142
Keyence Corp. (a)	25,000	6,853,097
Kyocera Corp. (a)	43,600	3,646,397

Security Description	Shares	Value

Japan—(Continued)
Mitsubishi Tanabe Pharma Corp. (a)	212,000	$3,934,605
Murata Manufacturing Co., Ltd. (a)	138,300	7,470,534
Nidec Corp. (a)	54,700	4,405,438
Nintendo Co., Ltd. (a)	16,000	2,333,254
Sony Corp. (a)	199,228	3,827,912
Sumitomo Mitsui Financial Group, Inc. (a)	171,900	4,857,046
The Dai-ichi Life Insurance Co., Ltd. (a)	5,601	5,793,432

		60,122,162

Mexico—3.4%
Fomento Economico Mexicano S.A.B. de C.V.	1,535,947	10,037,083
Grupo Modelo S.A.B. de C.V.	648,348	3,689,795
Grupo Televisa S.A.B. (ADR)	356,620	6,558,242

		20,285,120

Netherlands—2.6%
EADS NV	366,087	10,310,242
Koninklijke Philips Electronics NV	283,035	5,085,997

		15,396,239

South Korea—0.7%
E-Mart Co., Ltd. (b)	16,132	4,035,000

Spain—3.0%
BBVA S.A.	865,767	7,081,469
Inditex S.A.	126,908	10,909,885

		17,991,354

Sweden—6.3%
Assa Abloy AB (Series B)	393,314	8,144,911
Investor AB (a)	364,646	6,438,359
LM Ericsson Telephone Co. (Class B)	2,397,658	23,109,171

		37,692,441

Switzerland—4.8%
Credit Suisse Group AG	329,713	8,569,017
Nestle S.A.	137,710	7,581,674
Roche Holding AG	27,306	4,399,831
UBS AG	713,974	8,139,931

		28,690,453

Taiwan—1.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,004,498	6,807,473

United Kingdom—2.8%
Kingfisher plc	505,480	1,941,193
Prudential plc	687,312	5,893,767
Unilever plc	296,507	9,305,576

		17,140,536

United States—39.6%
3M Co.	103,170	7,406,574
Adobe Systems, Inc. (b)	283,220	6,845,427
Aetna, Inc.	270,250	9,823,588
Aflac, Inc.	126,520	4,421,874
Allergan, Inc.	27,390	2,256,388

MSF-177

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)
Security Description	Shares	Value

United States—(Continued)
Altera Corp.	371,250	$11,705,512
Amgen, Inc. (b)	92,970	5,108,702
Amylin Pharmaceuticals, Inc. (b)	289,030	2,667,747
Automatic Data Processing, Inc.	150,710	7,105,977
Bank of America Corp.	463,980	2,839,558
Carnival Corp.	291,200	8,823,360
Colgate-Palmolive Co.	123,790	10,977,697
Corning, Inc.	363,940	4,498,298
eBay, Inc. (b)	646,350	19,060,861
Emerson Electric Co.	116,890	4,828,726
Fidelity National Financial, Inc.	214,920	3,262,486
Gilead Sciences, Inc. (b)	63,450	2,461,860
Google, Inc. (Class A) (b)	13,200	6,789,816
Intuit, Inc. (b)	261,390	12,400,342
Juniper Networks, Inc. (b)	332,520	5,739,295
Maxim Integrated Products, Inc.	374,180	8,729,619
McDonald’s Corp.	148,530	13,043,905
Microsoft Corp.	392,450	9,768,081
Pfizer, Inc.	103,650	1,832,532
Shuffle Master, Inc. (b)	105,650	888,517
The Goldman Sachs Group, Inc.	67,870	6,417,109
The McGraw-Hill Cos., Inc.	166,730	6,835,930
The Walt Disney Co.	301,340	9,088,414
Theravance, Inc. (b)	150,960	3,040,334
Tiffany & Co.	168,750	10,263,375
Transocean, Ltd.	117,618	5,615,083
WellPoint, Inc.	172,880	11,285,606
XL Group plc	274,330	5,157,404
Zimmer Holdings, Inc. (b)	141,380	7,563,830

		238,553,827

Total Common Stock (Identified Cost $611,813,648)		583,668,714

Preferred Stock—1.6%

Germany—1.6%
Bayerische Motoren Werke AG	203,009	9,501,720

Total Preferred Stock (Identified Cost $7,688,729)		9,501,720

Rights—0.0%

Spain—0.0%
BBVA S.A. (a) (b)	865,767	128,080

Total Rights (Identified Cost $128,938)		128,080

Short Term Investments—9.9%
Security Description	Shares/Par Amount	Value

United States—9.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $5,054,004 on 10/03/11, collateralized by $5,150,000 Federal Home Loan Mortgage Corp. due 09/12/14 with a value of $5,157,571.	$5,054,000	$5,054,000
State Street Navigator Securities Lending Prime Portfolio (c)	54,723,066	54,723,066

Total Short Term Investments (Identified Cost $59,777,066)		59,777,066

Total Investments—108.5% (Identified Cost $679,408,381) (d)		653,075,580
Liabilities in excess of other assets		(51,301,965)

Net Assets—100.0%		$601,773,615

(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $51,788,758 and the collateral received consisted of cash in the amount of $54,723,066. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $679,373,765. The aggregate unrealized appreciation and depreciation of investments was $68,740,754 and $(95,038,939), respectively, resulting in net unrealized depreciation of $(26,298,185) for federal income tax purposes.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of September 30, 2011	% of Net Assets
Software	7.3%
Semiconductors & Semiconductor Equipment	5.8%
Insurance	5.4%
Communications Equipment	4.8%
Internet Software & Services	4.3%
Media	4.2%
Hotels, Restaurants & Leisure	4.2%
Beverages	4.0%
Capital Markets	3.8%
Specialty Retail	3.8%

MSF-178

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$1,511,056	$—	$—	$1,511,056
Brazil	15,214,413	7,293,059	—	22,507,472
Denmark	—	3,116,360	—	3,116,360
Finland	—	4,866,608	—	4,866,608
France	—	31,966,894	—	31,966,894
Germany	—	47,441,936	—	47,441,936
Hong Kong	—	3,030,274	—	3,030,274
India	—	12,815,361	—	12,815,361
Italy	—	9,698,148	—	9,698,148
Japan	—	60,122,162	—	60,122,162
Mexico	20,285,120	—	—	20,285,120
Netherlands	—	15,396,239	—	15,396,239
South Korea	—	4,035,000	—	4,035,000
Spain	—	17,991,354	—	17,991,354
Sweden	—	37,692,441	—	37,692,441
Switzerland	—	28,690,453	—	28,690,453
Taiwan	—	6,807,473	—	6,807,473
United Kingdom	—	17,140,536	—	17,140,536
United States	238,553,827	—	—	238,553,827
Total Common Stock	275,564,416	308,104,298	—	583,668,714
Preferred Stock
Germany	—	9,501,720	—	9,501,720
Rights
Spain	—	128,080	—	128,080
Short Term Investments
United States	54,723,066	5,054,000	—	59,777,066
Total Investments	$330,287,482	$322,788,098	$—	$653,075,580

MSF-179

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—94.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.9%
AAR Corp. (a) (b)	23,822	$397,113
AeroVironment, Inc. (a) (b)	8,967	252,421
American Science & Engineering, Inc. (a)	4,769	291,147
Astronics Corp. (a) (b)	5,318	150,234
Astronics Corp. (a) (b)	531	14,629
Ceradyne, Inc. (b)	13,664	367,425
Cubic Corp.	8,470	330,923
Curtiss-Wright Corp.	24,567	708,267
DigitalGlobe, Inc. (b)	18,262	354,831
Ducommun, Inc. (a)	5,852	87,663
Esterline Technologies Corp. (b)	15,964	827,574
GenCorp, Inc. (a) (b)	29,383	131,930
GeoEye, Inc. (a) (b)	11,850	335,947
HEICO Corp. (Class B) (a)	22,795	1,122,426
Hexcel Corp. (b)	51,904	1,150,193
Kratos Defense & Security Solutions, Inc. (a) (b)	16,708	112,278
LMI Aerospace, Inc. (b)	5,223	89,104
Moog, Inc. (b)	25,140	820,067
Orbital Sciences Corp. (b)	29,768	381,030
Taser International, Inc. (b)	34,479	148,604
Teledyne Technologies, Inc. (b)	20,314	992,542
The KEYW Holding Corp. (a) (b)	9,548	67,886
Triumph Group, Inc. (a)	20,638	1,005,896

		10,140,130

Air Freight & Logistics—0.3%
Air Transport Services Group, Inc. (b)	29,240	126,609
Atlas Air Worldwide Holdings, Inc. (b)	13,822	460,134
Forward Air Corp. (a)	15,560	396,002
HUB Group, Inc. (b)	20,000	565,400
Pacer International, Inc. (a) (b)	21,625	81,094

		1,629,239

Airlines—0.6%
Alaska Air Group, Inc. (b)	18,955	1,066,977
Allegiant Travel Co. (b)	8,227	387,739
Hawaiian Holdings, Inc. (a) (b)	26,730	112,533
JetBlue Airways Corp. (b)	131,143	537,686
Republic Airways Holdings, Inc. (a) (b)	25,789	72,983
Skywest, Inc. (a)	29,720	342,077
Spirit Airlines, Inc. (b)	8,076	100,950
US Airways Group, Inc. (b)	91,224	501,732

		3,122,677

Auto Components—0.7%
American Axle & Manufacturing Holdings, Inc. (a) (b)	34,595	263,960
Amerigon, Inc. (b)	11,793	150,125
Cooper Tire & Rubber Co.	32,939	358,706
Dana Holding Corp. (b)	80,992	850,416
Dorman Products, Inc. (a) (b)	6,387	211,282
Drew Industries, Inc. (a) (b)	10,366	207,112
Exide Technologies (b)	40,883	163,532
Fuel Systems Solutions, Inc. (a) (b)	10,881	209,024
Modine Manufacturing Co. (b)	24,735	224,099
Spartan Motors, Inc. (a)	19,530	80,659
Standard Motor Products, Inc.	9,638	125,005
Stoneridge, Inc. (b)	13,705	71,540

Security Description	Shares	Value

Auto Components—(Continued)
Superior Industries International, Inc. (a)	12,615	$194,902
Tenneco, Inc. (b)	31,602	809,327

		3,919,689

Automobiles—0.0%
Winnebago Industries, Inc. (a) (b)	16,165	111,862

Beverages—0.2%
Boston Beer Co., Inc. (a) (b)	4,408	320,462
Central European Distribution Corp. (a) (b)	37,681	264,144
Coca-Cola Bottling Co. Consolidated (a)	2,376	131,773
Heckmann Corp. (a) (b)	48,191	254,930
National Beverage Corp. (a)	7,440	112,790

		1,084,099

Biotechnology—3.4%
Achillion Pharmaceuticals, Inc. (a) (b)	26,797	126,482
Acorda Therapeutics, Inc. (b)	22,989	458,861
Affymax, Inc. (b)	18,334	82,136
Alkermes plc (b)	49,955	762,313
Allos Therapeutics, Inc. (b)	41,085	75,596
Alnylam Pharmaceuticals, Inc. (a) (b)	19,999	131,393
AMAG Pharmaceuticals, Inc. (b)	11,699	172,677
Arena Pharmaceuticals, Inc. (a) (b)	83,247	120,708
Ariad Pharmaceuticals, Inc. (b)	69,369	609,754
Arqule, Inc. (a) (b)	35,954	181,568
Array Biopharma, Inc. (b)	29,351	57,528
AVEO Pharmaceuticals, Inc. (b)	16,182	249,041
AVI BioPharma, Inc. (b)	58,628	65,663
Biosante Pharmaceuticals, Inc. (a) (b)	61,596	140,439
Biotime, Inc. (b)	12,741	56,188
Cell Therapeutics, Inc. (a) (b)	86,823	92,032
Cepheid, Inc. (a) (b)	32,722	1,270,595
Chelsea Therapeutics International, Inc. (a) (b)	27,865	101,707
Codexis, Inc. (a) (b)	12,718	58,121
Cubist Pharmaceuticals, Inc. (a) (b)	31,790	1,122,823
Curis, Inc. (a) (b)	44,220	139,735
Cytori Therapeutics, Inc. (a) (b)	29,419	86,786
Dyax Corp. (a) (b)	51,208	64,522
Dynavax Technologies Corp. (a) (b)	69,705	129,651
Emergent Biosolutions, Inc. (b)	13,410	206,916
Enzon Pharmaceuticals, Inc. (b)	19,420	136,717
Exact Sciences Corp. (b)	26,440	175,297
Exelixis, Inc. (a) (b)	67,947	370,991
Genomic Health, Inc. (a) (b)	8,810	193,644
Geron Corp. (a) (b)	65,936	139,784
Halozyme Therapeutics, Inc. (a) (b)	42,185	259,016
Idenix Pharmaceuticals, Inc. (b)	30,608	152,734
Immunogen, Inc. (a) (b)	40,319	441,896
Immunomedics, Inc. (a) (b)	39,907	127,702
Incyte Corp., Ltd. (a) (b)	47,645	665,601
Infinity Pharmaceuticals, Inc. (b)	9,903	69,816
Inhibitex, Inc. (b)	29,747	73,178
Insmed, Inc. (b)	14,386	73,081
InterMune, Inc. (b)	28,861	582,992
Ironwood Pharmaceuticals, Inc. (b)	26,136	282,269
Isis Pharmaceuticals, Inc. (b)	53,285	361,272
Keryx Biopharmaceuticals, Inc. (a) (b)	39,395	118,185

MSF-180

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Lexicon Pharmaceuticals, Inc. (a) (b)	88,070	$81,016
Ligand Pharmaceuticals, Inc. (a) (b)	10,985	150,275
MannKind Corp. (a) (b)	36,461	138,187
Maxygen, Inc. (a) (b)	18,784	102,749
Medivation, Inc. (b)	17,516	297,422
Metabolix, Inc. (a) (b)	14,556	63,755
Micromet, Inc. (a) (b)	48,694	233,731
Momenta Pharmaceuticals, Inc. (b)	23,710	272,665
Neurocrine Biosciences, Inc. (b)	28,871	172,649
Novavax, Inc. (a) (b)	51,018	82,139
NPS Pharmaceuticals, Inc. (b)	51,185	333,214
Nymox Pharmaceutical Corp. (b)	9,748	79,739
Oncothyreon, Inc. (a) (b)	21,552	128,881
Onyx Pharmaceuticals, Inc. (b)	33,365	1,001,284
Opko Health, Inc. (b)	59,324	256,873
PDL BioPharma, Inc. (a)	75,107	416,844
Pharmacyclics, Inc. (b)	23,717	280,572
Progenics Pharmaceuticals, Inc. (a) (b)	12,976	74,482
Raptor Pharmaceutical Corp. (b)	26,716	120,489
Rigel Pharmaceuticals, Inc. (a) (b)	35,533	261,523
Sangamo Biosciences, Inc. (a) (b)	24,849	108,093
Savient Pharmaceuticals, Inc. (a) (b)	35,468	145,419
Sciclone Pharmaceuticals, Inc. (b)	21,822	83,142
Seattle Genetics, Inc. (a) (b)	50,527	963,045
Spectrum Pharmaceuticals, Inc. (b)	27,557	210,260
Targacept, Inc. (b)	15,091	226,365
Theravance, Inc. (a) (b)	38,529	775,974
Vanda Pharmaceuticals, Inc. (a) (b)	15,676	77,596
Vical, Inc. (a) (b)	40,691	100,914
Ziopharm Oncology, Inc. (a) (b)	33,535	147,889

		18,174,596

Building Products—0.6%
A.O. Smith Corp. (a)	21,163	677,851
AAON, Inc. (a)	10,242	161,311
Ameresco, Inc. (a) (b)	9,152	92,984
American Woodmark Corp.	5,366	64,982
Ameron International Corp. (a)	5,201	441,773
Apogee Enterprises, Inc. (a)	13,569	116,558
Gibraltar Industries, Inc. (a) (b)	14,856	120,631
Griffon Corp. (a) (b)	24,495	200,369
Insteel Industries, Inc. (a)	9,958	100,277
NCI Building Systems, Inc. (a) (b)	10,596	80,106
Quanex Building Products Corp.	20,789	227,640
Simpson Manufacturing Co., Inc.	22,212	553,745
Trex Co., Inc. (a) (b)	8,855	141,946
Universal Forest Products, Inc. (a)	10,498	252,477
USG Corp. (a) (b)	37,000	249,010

		3,481,660

Capital Markets—2.0%
Apollo Investment Corp. (a)	103,707	779,877
Arlington Asset Investment Corp. (a)	3,810	91,630
Artio Global Investors, Inc. (a)	15,576	123,985
BGC Partners, Inc.	40,526	244,372
BlackRock Kelso Capital Corp. (a)	38,057	277,816
Calamos Asset Management, Inc. (a)	11,175	111,862
Capital Southwest Corp.	1,383	102,342

Security Description	Shares	Value

Capital Markets—(Continued)
Cohen & Steers, Inc. (a)	9,693	$278,674
Cowen Group, Inc. (a) (b)	41,897	113,541
Diamond Hill Investment Group, Inc. (a) (b)	1,546	107,277
Duff & Phelps Corp.	14,889	158,717
Edelman Financial Group, Inc. (a)	12,429	80,291
Epoch Holding Corp. (a)	7,781	105,588
Evercore Partners, Inc. (a)	12,657	288,580
FBR Capital Markets Corp. (b)	29,104	69,267
Fifth Street Finance Corp. (a)	42,004	391,477
Financial Engines, Inc. (a) (b)	19,844	359,375
FXCM, Inc. (a)	12,607	176,750
GAMCO Investors, Inc. (a)	3,845	151,455
GFI Group, Inc. (a)	37,777	151,864
Gladstone Capital Corp.	12,173	83,507
Gladstone Investment Corp.	14,338	97,498
Golub Capital BDC, Inc. (a)	5,309	78,839
Harris & Harris Group, Inc. (a) (b)	16,079	57,080
Hercules Technology Growth Capital, Inc. (a)	23,775	202,563
HFF, Inc. (b)	15,042	131,467
ICG Group, Inc. (b)	20,148	185,563
International FCStone, Inc. (a) (b)	7,668	159,188
Investment Technology Group, Inc. (a) (b)	23,464	229,713
KBW, Inc. (a) (b)	19,039	262,548
Knight Capital Group, Inc. (a) (b)	54,243	659,595
Kohlberg Capital Corp.	9,904	57,938
Ladenburg Thalmann Financial Services, Inc. (a) (b)	55,150	85,482
Main Street Capital Corp.	10,533	187,066
MCG Capital Corp. (a) (b)	47,755	189,110
Medallion Financial Corp. (a)	7,820	72,726
Medley Capital Corp.	6,322	63,726
MF Global Holdings, Ltd. (a) (b)	84,892	350,604
MVC Capital, Inc.	13,488	141,219
NGP Capital Resources Co.	13,570	88,748
Oppenheimer Holdings, Inc. (a)	5,749	92,214
PennantPark Investment Corp. (a)	24,137	215,302
Piper Jaffray Cos. (b)	8,439	151,311
Prospect Capital Corp. (a)	56,304	473,517
Safeguard Scientifics, Inc. (a) (b)	11,857	177,855
Solar Capital, Ltd.	18,901	380,477
Solar Senior Capital, Ltd. (b)	4,714	67,363
Stifel Financial Corp. (a) (b)	29,533	784,396
SWS Group, Inc. (a)	16,722	78,426
TICC Capital Corp. (a)	17,497	142,950
Triangle Capital Corp.	13,996	213,019
Virtus Investment Partners, Inc. (a) (b)	2,869	153,836
Westwood Holdings Group, Inc. (a)	3,352	115,812

		10,595,398

Chemicals—2.0%
A. Schulman, Inc. (a)	16,210	275,408
American Vanguard Corp. (a)	11,536	128,742
Arch Chemicals, Inc.	12,207	572,752
Balchem Corp. (a)	15,297	570,731
Calgon Carbon Corp. (a) (b)	30,355	442,272
Chemtura Corp. (b)	49,895	500,447
Ferro Corp. (b)	46,359	285,108
Flotek Industries, Inc. (a) (b)	25,871	120,818
FutureFuel Corp. (a)	9,675	100,620
Georgia Gulf Corp. (a) (b)	18,309	253,213

MSF-181

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
H.B. Fuller Co.	25,868	$471,315
Hawkins, Inc.	4,778	152,131
Innophos Holdings, Inc. (a)	11,603	462,612
Innospec, Inc.	14,582	353,030
Koppers Holdings, Inc. (a)	11,124	284,886
Kraton Performance Polymers, Inc. (b)	16,524	267,358
Landec Corp. (a) (b)	16,296	86,695
LSB Industries, Inc. (a) (b)	11,184	320,645
Minerals Technologies, Inc.	9,780	481,861
NewMarket Corp. (a)	5,041	765,577
Olin Corp.	41,593	749,090
OM Group, Inc. (b)	16,641	432,167
Omnova Solutions, Inc. (a) (b)	24,497	87,699
PolyOne Corp. (b)	49,970	535,179
Quaker Chemical Corp. (a)	8,270	214,358
Senomyx, Inc. (b)	21,884	76,813
Sensient Technologies Corp. (a)	26,602	865,895
Stepan Co. (a)	4,879	327,771
STR Holdings, Inc. (b)	15,387	124,788
TPC Group, Inc. (b)	6,874	138,030
Zagg, Inc. (a) (b)	16,091	159,623
Zep, Inc.	14,848	223,017
Zoltek Cos., Inc. (a) (b)	15,344	98,662

		10,929,313

Commercial Banks—5.5%
1st Source Corp.	8,143	169,619
1st United Bancorp, Inc. (a) (b)	12,209	60,190
Alliance Financial Corp. (a)	2,459	68,975
Ameris Bancorp	13,498	117,568
Ames National Corp. (a)	4,449	69,538
Arrow Financial Corp. (a)	5,380	119,698
Bancfirst Corp. (a)	4,227	140,167
Banco Latinoamericano de Exportaciones S.A.	13,911	211,865
Bancorp Rhode Island, Inc. (a)	1,946	82,491
Bancorp, Inc. (b)	20,218	144,761
BancorpSouth, Inc. (a)	43,258	379,805
Bank of Kentucky Financial Corp.	2,984	60,456
Bank of Marin Bancorp (a)	3,199	105,695
Bank of the Ozarks, Inc. (a)	14,780	309,345
Banner Corp.	8,565	109,546
Boston Private Financial Holdings, Inc. (a)	40,232	236,564
Bridge Bancorp, Inc.	3,489	63,849
Bryn Mawr Bank Corp. (a)	4,797	79,486
Camden National Corp. (a)	3,953	107,640
Capital City Bank Group, Inc.	6,472	67,179
Cardinal Financial Corp. (a)	17,067	147,118
Cathay General Bancorp	41,687	474,398
Center Bancorp, Inc.	6,881	66,402
Center Financial Corp. (b)	19,666	92,234
Centerstate Banks, Inc.	16,702	87,351
Central Pacific Financial Corp. (b)	7,560	78,019
Chemical Financial Corp. (a)	13,525	207,068
Citizens & Northern Corp. (a)	6,716	99,800
City Holding Co. (a)	8,871	239,428
CNB Financial Corp.	6,782	86,945
CoBiz Financial, Inc.	17,832	79,709
Columbia Banking System, Inc. (a)	21,597	309,269
Community Bank System, Inc. (a)	19,556	443,726

Security Description	Shares	Value

Commercial Banks—(Continued)
Community Trust Bancorp, Inc. (a)	7,420	$172,812
CVB Financial Corp. (a)	47,878	368,182
Eagle Bancorp, Inc. (b)	9,117	107,307
Enterprise Financial Services Corp.	11,259	153,010
Financial Institutions, Inc.	6,461	92,134
First Bancorp (a)	8,242	82,750
First Bancorp, Inc. (a)	4,526	56,982
First Busey Corp.	42,355	184,244
First Commonwealth Financial Corp.	56,357	208,521
First Community Bancshares, Inc. (a)	8,470	86,394
First Connecticut Bancorp, Inc. (b)	9,833	111,310
First Financial Bancorp	30,745	424,281
First Financial Bankshares, Inc. (a)	16,723	437,474
First Financial Corp.	6,038	166,105
First Interstate Bancsystem, Inc. (a)	6,876	73,642
First Merchants Corp.	14,938	105,313
First Midwest Bancorp, Inc.	41,102	300,867
FirstMerit Corp. (a)	57,420	652,291
FNB Corp. (a)	65,016	557,187
German American Bancorp, Inc.	6,759	108,955
Glacier Bancorp, Inc. (a)	38,230	358,215
Great Southern Bancorp, Inc. (a)	6,069	101,838
Hancock Holding Co.	40,443	1,083,064
Hanmi Financial Corp. (b)	78,122	64,841
Heartland Financial USA, Inc.	7,703	109,229
Heritage Financial Corp. (a) (b)	10,314	113,867
Home Bancshares, Inc.	11,883	252,157
Hudson Valley Holding Corp. (a)	7,172	125,008
Iberiabank Corp. (a)	15,241	717,241
Independent Bank Corp. (a)	11,835	257,293
International Bancshares Corp. (a)	28,704	377,458
Investors Bancorp, Inc. (a) (b)	25,837	326,321
Lakeland Bancorp, Inc. (a)	13,253	103,638
Lakeland Financial Corp. (a)	9,208	190,237
MainSource Financial Group, Inc.	12,295	107,212
MB Financial, Inc. (a)	28,968	426,409
Merchants Bancshares, Inc. (a)	2,481	66,441
Metro Bancorp, Inc. (b)	7,532	65,152
Nara Bancorp, Inc. (b)	19,022	115,464
National Bankshares, Inc.	4,218	101,780
National Penn Bancshares, Inc. (a)	67,536	473,427
NBT Bancorp, Inc. (a)	18,672	347,673
Northfield Bancorp, Inc. (a)	10,092	133,618
Old National Bancorp (a)	50,541	471,042
OmniAmerican Bancorp, Inc. (a) (b)	7,185	98,075
Oriental Financial Group, Inc.	24,751	239,342
Pacific Continental Corp.	10,841	76,863
PacWest Bancorp (a)	15,528	216,460
Park National Corp. (a)	6,718	355,248
Penns Woods Bancorp, Inc.	1,988	65,107
People’s Bancorp, Inc.	5,988	65,868
Pinnacle Financial Partners, Inc. (a) (b)	18,820	205,891
PrivateBancorp, Inc.	31,105	233,910
Prosperity Bancshares, Inc. (a)	25,017	817,556
Renasant Corp.	12,711	161,811
Republic Bancorp, Inc. (Class A)	5,421	96,006
S&T Bancorp, Inc. (a)	16,927	273,540
S.Y. Bancorp, Inc.	7,089	131,997
Sandy Spring Bancorp, Inc. (a)	13,670	199,992

MSF-182

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
SCBT Financial Corp. (a)	7,106	$175,376
Seacoast Banking Corp. of Florida (b)	37,396	54,972
Sierra Bancorp	6,140	56,181
Signature Bank (b)	24,943	1,190,529
Simmons First National Corp. (a)	10,721	232,646
Southside Bancshares, Inc. (a)	7,928	142,783
State Bancorp, Inc. (a)	10,603	112,074
State Bank Financial Corp. (a) (b)	16,379	206,703
StellarOne Corp. (a)	12,984	129,191
Sterling Bancorp	17,221	125,024
Sterling Financial Corp. (b)	13,897	172,045
Susquehanna Bancshares, Inc. (a)	68,574	375,100
SVB Financial Group (a) (b)	22,336	826,432
Texas Capital Bancshares, Inc. (a) (b)	19,435	444,090
The First of Long Island Corp.	5,883	133,309
Tompkins Financial Corp. (a)	5,427	194,178
Tower Bancorp, Inc.	5,734	120,070
TowneBank (a)	11,846	134,689
TriCo Bancshares (a)	8,062	98,921
Trustmark Corp. (a)	34,161	620,022
UMB Financial Corp. (a)	16,960	544,077
Umpqua Holdings Corp. (a)	60,457	531,417
Union First Market Bankshares Corp. (a)	9,844	105,528
United Bankshares, Inc.	25,900	520,331
United Community Banks, Inc. (a) (b)	21,449	182,102
Univest Corp. of Pennsylvania	9,559	127,421
Virginia Commerce Bancorp, Inc. (b)	12,096	71,003
Washington Banking Co.	9,167	89,195
Washington Trust Bancorp, Inc.	7,713	152,563
Webster Finanical Corp.	38,104	582,991
WesBanco, Inc. (a)	12,861	222,624
West Bancorporation, Inc. (a)	8,036	68,145
West Coast Bancorp (a) (b)	10,292	144,088
Westamerica Bancorp (a)	15,734	602,927
Western Alliance Bancorp (b)	41,013	224,751
Wilshire Bancorp, Inc. (b)	29,438	80,660
Wintrust Financial Corp.	18,190	469,484

		29,555,598

Commercial Services & Supplies—2.4%
ABM Industries, Inc.	27,975	533,204
ACCO Brands Corp. (b)	29,639	141,378
American Reprographics Co. (b)	21,042	70,701
APAC Customer Services, Inc. (b)	16,478	140,393
Casella Waste Systems, Inc. (a) (b)	14,812	77,911
Cenveo, Inc. (a) (b)	29,691	89,370
Clean Harbors, Inc. (b)	24,773	1,270,855
Consolidated Graphics, Inc. (b)	5,130	187,399
Deluxe Corp.	27,650	514,290
EnergySolutions, Inc.	43,403	153,213
EnerNOC, Inc. (b)	15,853	142,677
Ennis, Inc. (a)	14,123	184,446
G&K Services, Inc.	10,384	265,207
Healthcare Services Group, Inc. (a)	35,527	573,406
Herman Miller, Inc.	30,530	545,266
Higher One Holdings, Inc. (a) (b)	15,855	257,961
HNI Corp.	24,237	463,654
Innerworkings, Inc. (a) (b)	12,474	97,796
Interface, Inc.	27,334	324,181

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Intersections, Inc.	4,762	$61,192
Kimball International, Inc. (Class B) (a)	18,813	91,431
Knoll, Inc. (a)	25,885	354,625
M&F Worldwide Corp. (a) (b)	6,079	149,665
McGrath Rentcorp	13,375	318,191
Metalico, Inc. (a) (b)	16,397	63,948
Mine Safety Appliances Co. (a)	14,087	379,786
Mobile Mini, Inc. (a) (b)	19,043	313,067
Multi-Color Corp. (a)	6,895	155,758
Quad/Graphics, Inc. (a)	13,076	236,283
Rollins, Inc. (a)	34,359	642,857
Schawk, Inc. (a)	6,937	68,468
Standard Parking Corp. (b)	8,683	135,802
Steelcase, Inc. (a)	41,383	261,127
Swisher Hygiene, Inc. (a) (b)	43,840	177,552
SYKES Enterprises, Inc. (b)	22,444	335,538
Team, Inc. (b)	10,055	210,954
Tetra Tech, Inc. (b) (c)	33,211	622,374
The Brink’s Co.	24,924	580,978
The GEO Group, Inc. (b)	33,616	623,913
U.S. Ecology, Inc.	10,060	155,628
United Stationers, Inc.	25,885	705,366
Viad Corp.	11,786	200,126

		12,877,937

Communications Equipment—2.2%
ADTRAN, Inc.	35,327	934,752
Anaren, Inc. (a) (b)	8,343	159,768
Arris Group, Inc. (b)	65,339	672,992
Aruba Networks, Inc. (a) (b)	45,154	944,170
Aviat Networks, Inc. (a) (b)	31,258	73,456
Bel Fuse, Inc. (Class B) (a)	6,585	102,660
Black Box Corp.	9,812	209,486
Blue Coat Systems, Inc. (b)	22,793	316,367
Calix, Inc. (a) (b)	19,494	152,053
Comtech Telecommunications Corp. (b)	14,242	400,058
DG FastChannel, Inc. (a) (b)	16,894	286,353
Digi International, Inc. (a) (b)	14,316	157,476
Emulex Corp. (b)	45,893	293,715
Extreme Networks (a) (b)	50,140	132,871
Finisar Corp. (a) (b)	47,662	835,992
Globecomm Systems, Inc. (b)	14,070	190,086
Harmonic, Inc. (a) (b)	59,191	252,154
Infinera Corp. (a) (b)	54,168	418,177
InterDigital, Inc. (a) (b) (c)	23,973	1,116,662
Ixia (b)	17,936	137,569
KVH Industries, Inc. (a) (b)	8,413	66,547
Loral Space & Communications, Inc. (a) (b)	5,792	290,179
Netgear, Inc. (b)	18,973	491,211
Oclaro, Inc. (b)	26,529	96,566
Oplink Communications, Inc. (b)	10,830	163,966
Plantronics, Inc.	25,616	728,775
Powerwave Technologies, Inc. (a) (b)	90,857	156,274
Procera Networks, Inc. (b)	8,213	78,845
SeaChange International, Inc. (a) (b)	15,237	117,325
ShoreTel, Inc. (b)	25,559	127,284
Sonus Networks, Inc. (a) (b)	115,150	249,876
Sycamore Networks, Inc. (a) (b)	12,843	231,816
Symmetricom, Inc. (b)	25,522	110,765

MSF-183

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Communications Equipment—(Continued)
Tekelec (b)	31,918	$192,785
ViaSat, Inc. (a) (b)	18,798	626,161
Westell Technologies, Inc. (a) (b)	27,511	59,424

		11,574,616

Computers & Peripherals—0.5%
Avid Technology, Inc. (a) (b)	15,838	122,586
Cray, Inc. (b)	19,023	101,012
Electronics for Imaging, Inc. (b)	24,822	334,352
Imation Corp. (a) (b)	16,653	121,734
Immersion Corp. (b)	16,446	98,347
Intermec, Inc. (b)	30,773	200,640
Intevac, Inc. (a) (b)	10,996	76,862
OCZ Technology Group, Inc. (a) (b)	26,623	129,122
Quantum Corp. (a) (b)	116,840	211,480
Rimage Corp.	4,906	62,061
Silicon Graphics International Corp. (a) (b)	18,071	215,406
STEC, Inc. (b)	21,917	222,238
Stratasys, Inc. (a) (b)	10,894	201,975
Super Micro Computer, Inc. (b)	14,579	182,675
Synaptics, Inc. (a) (b)	18,012	430,487
Xyratex, Ltd. (a) (b)	16,304	151,138

		2,862,115

Construction & Engineering—0.7%
Comfort Systems USA, Inc. (a)	21,659	180,203
Dycom Industries, Inc. (b)	18,140	277,542
EMCOR Group, Inc. (b)	35,595	723,646
Furmanite Corp. (b)	21,557	116,623
Granite Construction, Inc. (a)	20,021	375,794
Great Lakes Dredge & Dock Corp.	32,033	130,374
Insituform Technologies, Inc. (a) (b)	20,173	233,603
Layne Christensen Co. (a) (b)	10,438	241,118
MasTec, Inc. (b)	29,193	514,089
Michael Baker Corp.	4,638	88,725
MYR Group, Inc. (b)	13,335	235,229
Northwest Pipe Co. (b)	4,794	97,270
Orion Marine Group, Inc. (b)	14,575	84,098
Pike Electric Corp. (b)	9,045	61,235
Primoris Services Corp.	14,921	156,074
Sterling Construction Co., Inc. (a) (b)	8,227	91,896
Tutor Perini Corp. (b)	19,833	227,881

		3,835,400

Construction Materials—0.1%
Eagle Materials, Inc.	23,053	383,833
Texas Industries, Inc. (a)	12,237	388,402

		772,235

Consumer Finance—0.7%
Advance America Cash Advance Centers, Inc.	30,441	224,046
Cash America International, Inc.	15,693	802,854
Credit Acceptance Corp. (b)	3,588	230,924
DFC Global Corp. (b)	22,515	491,953
Ezcorp., Inc. (b)	24,505	699,373
First Cash Financial Services, Inc. (b)	16,253	681,813
Nelnet, Inc.	14,274	268,066
Netspend Holdings, Inc. (b)	16,359	84,085

Security Description	Shares	Value

Consumer Finance—(Continued)
World Acceptance Corp. (b)	7,688	$430,143

		3,913,257

Containers & Packaging—0.1%
Boise, Inc. (b)	51,850	268,064
Graphic Packaging Holding Co. (b)	82,819	285,726
Myers Industries, Inc.	18,780	190,617

		744,407

Distributors—0.2%
Core-Mark Holding Co., Inc. (a) (b)	7,499	229,694
Pool Corp. (a)	25,671	672,067

		901,761

Diversified Consumer Services—1.1%
American Public Education, Inc. (a) (b)	9,943	338,062
Bridgepoint Education, Inc. (a) (b)	9,743	169,918
Capella Education Co. (a) (b)	9,020	255,988
Coinstar, Inc. (a) (b)	16,796	671,840
Corinthian Colleges, Inc. (a) (b)	47,588	74,237
Grand Canyon Education, Inc. (a) (b)	16,799	271,304
Hillenbrand, Inc. (a)	32,483	597,687
K12, Inc. (a) (b)	13,883	353,461
Lincoln Educational Services Corp. (b)	11,700	94,653
Mac-Gray Corp. (a)	7,254	93,649
Matthews International Corp.	15,814	486,439
Regis Corp. (a)	30,707	432,662
Sotheby’s (a)	36,034	993,457
Steiner Leisure, Ltd. (b)	8,240	335,945
Stewart Enterprises, Inc. (a)	47,112	280,316
Strayer Education, Inc.	6,343	486,318
Universal Technical Institute, Inc. (b)	11,178	151,909

		6,087,845

Diversified Financial Services—0.4%
Compass Diversified Holdings	24,277	295,694
Encore Capital Group, Inc. (b)	8,355	182,557
MarketAxess Holdings, Inc.	15,275	397,455
NewStar Financial, Inc. (a) (b)	17,323	161,797
PHH Corp. (b)	30,324	487,610
Pico Holdings, Inc. (a) (b)	12,147	249,135
Portfolio Recovery Associates, Inc. (a) (b)	9,087	565,393
Primus Guaranty, Ltd. (b)	13,009	68,557

		2,408,198

Diversified Telecommunication Services—0.8%
8X8, Inc. (a) (b)	32,183	130,985
AboveNet, Inc. (a) (b)	12,084	647,702
Alaska Communication Systems Group, Inc. (a)	21,083	138,304
Atlantic Tele-Network, Inc. (a)	4,754	156,312
Cbeyond, Inc. (b)	13,419	94,738
Cincinnati Bell, Inc. (a) (b)	105,708	326,638
Cogent Communications Group, Inc. (a) (b)	24,794	333,479
Consolidated Communications Holdings, Inc. (a)	16,005	288,890
General Communication, Inc. (b)	20,236	165,935
Global Crossing, Ltd. (a) (b)	16,822	402,214
HickoryTech Corp.	6,922	66,590

MSF-184

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Diversified Telecommunication Services—(Continued)
IDT Corp. (b)	7,605	$155,142
Iridium Communications, Inc. (b)	23,828	147,734
Neutral Tandem, Inc. (a) (b)	17,795	172,256
PAETEC Holding Corp. (a) (b)	65,390	345,913
Premiere Global Services, Inc. (a) (b)	25,118	161,258
SureWest Communications	7,285	76,274
Towerstream Corp. (b)	17,477	44,741
Vonage Holdings Corp. (b)	71,817	186,724

		4,041,829

Electric Utilities—1.5%
Allete, Inc.	16,583	607,435
Central Vermont Public Service Corp.	6,872	241,963
Cleco Corp.	32,177	1,098,523
El Paso Electric Co. (a)	23,162	743,269
IDACORP, Inc. (a)	26,162	988,400
MGE Energy, Inc. (a)	12,573	511,344
PNM Resources, Inc.	46,156	758,343
Portland General Electric Co.	39,771	942,175
The Empire District Electric Co.	24,048	466,050
UIL Holdings Corp. (a)	26,643	877,354
Unisource Energy Corp.	18,969	684,591
Unitil Corp.	6,123	157,239

		8,076,686

Electrical Equipment—1.2%
A123 Systems, Inc. (a) (b)	46,218	158,990
Acuity Brands, Inc.	23,013	829,388
American Superconductor Corp. (a) (b)	26,590	104,499
AZZ, Inc. (a)	6,663	258,324
Belden, Inc.	25,132	648,154
Brady Corp. (a)	25,291	668,441
Capstone Turbine Corp. (a) (b)	131,034	131,034
Encore Wire Corp. (a)	10,441	214,876
EnerSys (b)	28,601	572,592
Franklin Electric Co., Inc. (a)	12,236	443,922
Generac Holdings, Inc. (b)	12,918	242,988
Global Power Equipment Group, Inc. (a) (b)	8,163	189,953
II-VI, Inc. (b)	27,302	477,785
LSI Industries, Inc. (a)	9,981	62,182
Powell Industries, Inc. (b)	4,404	136,392
Preformed Line Products Co. (a)	1,221	55,922
Thermon Group Holdings, Inc. (b)	5,165	71,380
Vicor Corp. (b)	10,377	90,799
Woodward Governor Co. (a)	32,367	886,856

		6,244,477

Electronic Equipment, Instruments & Components—2.2%
Aeroflex Holding Corp. (a) (b)	10,280	93,548
Agilysys, Inc. (a) (b)	9,268	66,081
Anixter International, Inc. (b)	16,034	760,653
Benchmark Electronics, Inc. (b)	34,662	450,953
Brightpoint, Inc. (b)	38,434	353,977
Checkpoint Systems, Inc. (b)	21,005	285,248
Cognex Corp.	23,313	632,015
Coherent, Inc. (a) (b)	13,542	581,764
CTS Corp.	18,070	146,909
Daktronics, Inc. (a)	18,513	158,842

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
DTS, Inc. (a) (b)	9,298	$230,869
Echelon Corp. (a) (b)	16,807	117,817
Electro Rent Corp. (a)	9,062	125,146
Electro Scientific Industries, Inc. (a) (b)	11,663	138,673
Fabrinet (b)	10,572	197,696
FARO Technologies, Inc. (b)	8,551	269,784
Gerber Scientific, Inc. (a) (b)	14,024	0
GSI Group, Inc. (b)	13,392	102,851
Insight Enterprises, Inc. (b) (c)	25,231	381,997
Kemet Corp. (b)	22,874	163,549
LeCroy Corp. (b)	8,496	67,118
Littelfuse, Inc. (b)	11,987	481,997
Maxwell Technologies, Inc. (b)	14,377	264,681
Measurement Specialties, Inc. (b)	8,286	215,105
Mercury Computer Systems, Inc. (b)	15,581	179,181
Methode Electronics, Inc.	20,336	151,096
MTS Systems Corp.	8,022	245,794
Multi-Fineline Electronix, Inc. (a) (b)	5,936	118,364
Newport Corp. (b)	20,202	218,384
OSI Systems, Inc. (b)	9,872	330,909
Park Electrochemical Corp.	10,569	225,860
Plexus Corp. (b) (c)	18,360	415,303
Power-One, Inc. (b)	37,411	168,350
Pulse Electronics Corp.	23,824	68,137
RadiSys Corp. (b)	14,648	89,646
Richardson Electronics, Ltd.	8,010	109,016
Rofin-Sinar Technologies, Inc. (b)	15,227	292,358
Rogers Corp. (b)	8,965	350,800
Sanmina-SCI Corp. (b)	42,537	284,147
Scansource, Inc. (b)	14,516	429,093
SYNNEX Corp. (b)	13,438	352,076
TTM Technologies, Inc. (a) (b)	26,923	256,038
Universal Display Corp. (a) (b)	21,034	1,008,370
Vishay Precision Group, Inc. (a) (b)	6,373	83,996
Zygo Corp. (b)	8,667	100,191

		11,764,382

Energy Equipment & Services—1.8%
Basic Energy Services, Inc. (b)	13,899	196,810
Bristow Group, Inc. (b)	19,244	816,523
C&J Energy Services, Inc. (b)	6,575	108,093
Cal Dive International, Inc. (a) (b)	50,687	96,812
Complete Production Services, Inc. (b)	41,638	784,876
Dawson Geophysical Co. (a) (b)	5,124	120,824
Dril-Quip, Inc. (b)	18,160	979,005
Exterran Holdings, Inc. (a) (b)	33,119	321,917
Global Geophysical Services, Inc. (b)	9,386	74,806
Global Industries, Ltd. (a) (b)	57,999	459,352
Gulf Island Fabrication, Inc. (a)	7,812	161,552
Gulfmark Offshore, Inc. (b)	12,746	463,190
Helix Energy Solutions Group, Inc. (b)	55,982	733,364
Hercules Offshore, Inc. (a) (b)	64,791	189,190
Hornbeck Offshore Services, Inc. (a) (b)	13,379	333,271
ION Geophysical Corp. (a) (b)	68,572	324,345
Key Energy Services, Inc. (b)	66,057	626,881
Lufkin Industries, Inc. (a)	16,682	887,649
Matrix Service Co. (b)	14,196	120,808
Mitcham Industries, Inc. (b)	5,193	58,162
Natural Gas Services Group, Inc. (b)	6,643	85,230

MSF-185

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Newpark Resources, Inc. (a) (b)	49,796	$303,258
OYO Geospace Corp. (b)	2,887	162,509
Parker Drilling Co. (b)	67,607	296,795
PHI, Inc. (a) (b)	7,440	142,402
Pioneer Drilling Co. (b)	31,825	228,503
Tesco Corp. (b)	16,366	189,846
Tetra Technologies, Inc. (b)	39,068	301,605
Vantage Drilling Co. (b)	106,150	132,687
Willbros Group, Inc. (b)	18,323	76,407

		9,776,672

Food & Staples Retailing—1.1%
Casey’s General Stores, Inc.	20,162	880,071
Chefs’ Warehouse Holdings, LLC (b)	6,163	72,477
Ingles Markets, Inc. (a)	7,334	104,436
Nash Finch Co. (a)	6,720	180,970
Pricesmart, Inc. (a)	9,188	572,596
Rite Aid Corp. (a) (b)	301,244	295,219
Ruddick Corp.	26,909	1,049,182
Spartan Stores, Inc.	11,884	183,964
Susser Holdings Corp. (b)	4,147	82,650
The Andersons, Inc. (a)	10,396	349,929
The Fresh Market, Inc. (b)	14,571	556,030
The Pantry, Inc. (b)	12,441	150,909
United Natural Foods, Inc. (b)	25,510	944,891
Village Super Market, Inc.	3,450	82,593
Weis Markets, Inc. (a)	6,205	229,957
Winn-Dixie Stores, Inc. (b)	30,224	178,926

		5,914,800

Food Products—1.5%
B&G Foods, Inc.	26,426	440,786
Cal-Maine Foods, Inc. (a)	7,468	234,719
Calavo Growers, Inc. (a)	6,124	125,665
Chiquita Brands International, Inc. (b)	24,259	202,320
Darling International, Inc. (b)	60,621	763,218
Diamond Foods, Inc. (a)	11,661	930,431
Dole Food Co., Inc. (b)	20,253	202,530
Fresh Del Monte Produce, Inc. (a) (b)	21,054	488,453
J&J Snack Foods Corp. (a)	7,928	380,940
Lancaster Colony Corp. (a)	9,882	602,901
Limoneira Co.	4,538	64,803
Omega Protein Corp. (b)	10,030	91,072
Pilgrim’s Pride Corp. (a) (b)	26,640	113,753
Sanderson Farms, Inc. (a)	11,689	555,228
Seneca Foods Corp. (b)	4,612	91,318
Smart Balance, Inc. (a) (b)	35,186	207,597
Snyders-Lance, Inc. (a)	24,477	510,345
The Hain Celestial Group, Inc. (b)	18,553	566,794
Tootsie Roll Industries, Inc. (a)	13,360	322,243
TreeHouse Foods, Inc. (b)	18,597	1,150,039

		8,045,155

Gas Utilities—1.4%
Chesapeake Utilities Corp.	6,115	245,273
New Jersey Resources Corp. (a)	21,933	933,688
Nicor, Inc. (a)	23,911	1,315,344
Northwest Natural Gas Co. (a)	14,144	623,750

Security Description	Shares	Value

Gas Utilities—(Continued)
Piedmont Natural Gas Co., Inc. (a)	37,459	$1,082,191
South Jersey Industries, Inc.	15,904	791,224
Southwest Gas Corp.	23,934	865,693
The Laclede Group, Inc. (a)	12,170	471,587
WGL Holdings, Inc. (a)	26,917	1,051,647

		7,380,397

Health Care Equipment & Supplies—3.2%
Abaxis, Inc. (a) (b)	12,234	280,281
ABIOMED, Inc. (b)	16,820	185,525
Accuray, Inc. (a) (b)	32,615	131,112
Align Technology, Inc. (b)	33,035	501,141
Alphatec Holdings, Inc. (b)	26,790	56,527
Analogic Corp. (a)	7,574	343,935
Angiodynamics, Inc. (b)	13,423	176,378
Antares Pharma, Inc. (b)	45,848	106,367
ArthroCare Corp. (b)	14,508	417,395
AtriCure, Inc. (b)	7,278	70,888
Atrion Corp. (a)	874	181,259
Cantel Medical Corp.	9,108	192,361
Cardiovascular Systems, Inc. (b)	6,874	78,295
Conceptus, Inc. (a) (b)	16,733	175,195
Conmed Corp. (b)	16,372	376,720
CryoLife, Inc. (b)	17,220	77,318
Cyberonics, Inc. (a) (b)	16,307	461,488
Delcath Systems, Inc. (a) (b)	24,237	80,952
DexCom, Inc. (a) (b)	35,316	423,792
Endologix, Inc. (a) (b)	26,953	270,608
Exactech, Inc. (a) (b)	5,322	74,934
Greatbatch, Inc. (b)	12,931	258,749
Haemonetics Corp. (b)	14,260	833,925
Hansen Medical, Inc. (a) (b)	24,200	80,344
HeartWare International, Inc. (a) (b)	6,224	400,888
ICU Medical, Inc. (b)	6,398	235,446
Insulet Corp. (b)	27,059	412,920
Integra LifeSciences Holdings Corp. (b)	10,937	391,217
Invacare Corp.	15,930	367,027
IRIS International, Inc. (b)	8,219	73,725
Kensey Nash Corp. (a) (b)	5,237	128,307
MAKO Surgical Corp. (a) (b)	18,200	622,804
Masimo Corp. (b)	29,709	643,200
Meridian Bioscience, Inc. (a)	22,552	354,969
Merit Medical Systems, Inc. (b)	21,638	284,323
Natus Medical, Inc. (b)	16,472	156,649
Neogen Corp. (a) (b)	13,656	474,136
Neoprobe Corp. (a) (b)	46,017	136,210
NuVasive, Inc. (b)	20,847	355,858
NxStage Medical, Inc. (a) (b)	23,123	482,346
OraSure Technologies, Inc. (b)	23,242	185,006
Orthofix International NV (a) (b)	9,598	331,227
Palomar Medical Technologies, Inc. (a) (b)	11,206	88,303
Quidel Corp. (a) (b)	17,566	287,555
Rockwell Medical Technologies, Inc. (b)	8,311	67,818
RTI Biologics, Inc. (b)	32,270	106,168
SonoSite, Inc. (a) (b)	8,189	248,454
Spectranetics Corp. (b)	19,030	135,874
Staar Surgical Co. (b)	19,419	151,468
STERIS Corp.	31,719	928,415
SurModics, Inc. (a) (b)	9,719	88,443

MSF-186

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Symmetry Medical, Inc. (b)	21,060	$162,583
Synergetics USA, Inc. (b)	13,423	72,350
Synovis Life Technologies, Inc. (b)	6,702	111,923
Tornier NV (b)	5,461	111,896
Unilife Corp. (a) (b)	26,491	111,262
Vascular Solutions, Inc. (b)	9,953	113,962
Volcano Corp. (b)	27,732	821,699
West Pharmaceutical Services, Inc. (a)	18,062	670,100
Wright Medical Group, Inc. (a) (b)	20,976	375,051
Young Innovations, Inc. (a)	3,398	96,843
Zoll Medical Corp. (b)	11,905	449,295

		17,071,209

Health Care Providers & Services—2.9%
Accretive Health, Inc. (a) (b)	20,730	440,098
Air Methods Corp. (a) (b)	6,724	428,117
Almost Family, Inc. (a) (b)	4,862	80,855
Amedisys, Inc. (b)	18,591	275,519
American Dental Partners, Inc. (b)	8,086	78,111
AMN Healthcare Services, Inc. (a) (b)	20,644	82,782
AmSurg Corp. (b)	17,693	398,093
Assisted Living Concepts, Inc. (b)	10,628	134,657
Bio-Reference Labs, Inc. (a) (b)	12,716	234,102
BioScrip, Inc. (a) (b)	24,999	158,994
Capital Senior Living Corp. (b)	14,260	87,984
Centene Corp. (b)	26,880	770,650
Chemed Corp.	11,349	623,741
Continucare Corp. (a) (b)	15,313	97,697
Corvel Corp. (b)	3,920	166,600
Cross Country Healthcare, Inc. (b)	16,639	69,551
Emeritus Corp. (a) (b)	15,831	223,217
ExamWorks Group, Inc. (b)	14,017	142,693
Gentiva Health Services, Inc. (b)	16,117	88,966
Hanger Orthopedic Group, Inc. (b)	17,356	327,855
Healthsouth Corp. (a) (b)	50,404	752,532
Healthspring, Inc. (b)	35,732	1,302,789
Healthways, Inc. (b)	18,606	182,897
HMS Holdings Corp. (b)	44,959	1,096,550
IPC The Hospitalist Co., Inc. (a) (b)	9,377	334,665
Kindred Healthcare, Inc. (a) (b)	29,215	251,833
Landauer, Inc. (a)	5,165	255,874
LHC Group, Inc. (a) (b)	8,340	142,280
Magellan Health Services, Inc. (b)	17,477	844,139
MedQuist Holdings, Inc. (a) (b)	16,381	123,840
Metropolitan Health Networks, Inc. (b)	20,550	93,297
Molina Healthcare, Inc. (b)	14,540	224,498
MWI Veterinary Supply, Inc. (b)	7,209	496,123
National Healthcare Corp. (a)	6,758	218,283
Owens & Minor, Inc. (a)	33,804	962,738
PharMerica Corp. (a) (b)	17,146	244,673
PSS World Medical, Inc. (a) (b)	30,946	609,327
Select Medical Holdings Corp. (a) (b)	27,397	182,738
Sunrise Senior Living, Inc. (a) (b)	28,669	132,737
Team Health Holdings, Inc. (b)	13,813	226,809
The Ensign Group, Inc. (a)	10,390	240,113
The Providence Service Corp. (b)	7,703	82,037
Triple-S Management Corp. (a) (b)	12,074	202,240
U.S. Physical Therapy, Inc. (a) (b)	8,479	157,031
Universal American Corp. (b)	16,295	163,928

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Vanguard Health Systems, Inc. (b)	16,940	$172,110
WellCare Health Plans, Inc. (b)	22,292	846,650

		15,453,013

Health Care Technology—0.7%
athenahealth, Inc. (a) (b)	18,488	1,100,960
Computer Programs & Systems, Inc.	5,856	387,374
HealthStream, Inc. (b)	7,956	102,076
MedAssets, Inc. (a) (b)	25,988	249,745
Medidata Solutions, Inc. (b)	13,626	224,011
Merge Healthcare, Inc. (a) (b)	29,111	177,286
Omnicell, Inc. (b)	16,926	233,240
Quality Systems, Inc.	10,134	982,998
Transcend Services, Inc. (b)	5,227	117,817

		3,575,507

Hotels, Restaurants & Leisure—2.6%
AFC Enterprises, Inc. (a) (b)	12,829	151,767
Ameristar Casinos, Inc.	16,695	267,955
Benihana, Inc. (b)	8,067	69,457
Biglari Holdings, Inc. (b)	605	179,316
BJ’s Restaurants, Inc. (a) (b)	13,550	597,691
Bob Evans Farms, Inc. (a)	16,481	470,038
Boyd Gaming Corp. (a) (b)	29,447	144,290
Bravo Brio Restaurant Group, Inc. (b)	9,979	166,051
Buffalo Wild Wings, Inc. (a) (b)	10,005	598,299
Caribou Coffee Co., Inc. (a) (b)	6,691	79,088
Carrols Restaurant Group, Inc. (b)	7,650	68,085
CEC Entertainment, Inc. (a) (b)	11,243	320,088
Churchill Downs, Inc. (a)	7,745	302,287
Cracker Barrel Old Country Store, Inc. (a)	12,295	492,784
Denny’s Corp. (b)	50,069	166,730
DineEquity, Inc. (a) (b)	8,015	308,497
Domino’s Pizza, Inc. (b)	34,122	929,824
Gaylord Entertainment Co. (a) (b)	18,601	359,743
International Speedway Corp.	15,258	348,493
Interval Leisure Group, Inc. (a) (b)	21,655	288,445
Jack in the Box, Inc. (b)	25,750	512,940
Krispy Kreme Doughnuts, Inc. (a) (b)	34,392	234,553
Life Time Fitness, Inc. (a) (b)	22,079	813,611
Marcus Corp.	11,702	116,435
Morgans Hotel Group Co. (a) (b)	13,101	78,475
O’Charleys, Inc. (b)	11,199	66,522
Orient-Express Hotels, Ltd. (Class A) (a) (b)	54,371	375,704
P.F. Chang’s China Bistro, Inc.	12,202	332,382
Papa John’s International, Inc. (a) (b)	11,624	353,370
Peet’s Coffee & Tea, Inc. (b)	6,858	381,579
Pinnacle Entertainment, Inc. (a) (b)	33,689	305,896
Red Robin Gourmet Burgers, Inc. (a) (b)	6,723	161,957
Ruby Tuesday, Inc. (b)	34,631	247,958
Ruth’s Hospitality Group, Inc. (b)	17,912	76,842
Scientific Games Corp. (b)	35,321	251,486
Shuffle Master, Inc. (b)	29,393	247,195
Six Flags Entertainment Corp. (a)	23,554	652,917
Sonic Corp. (a) (b)	33,333	235,664
Speedway Motorsports, Inc. (a)	7,078	85,502
Summit Hotel Properties, Inc. (b)	14,662	103,514
Texas Roadhouse, Inc. (a) (b)	33,762	446,334

MSF-187

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
The Cheesecake Factory, Inc. (a) (b)	29,922	$737,577
Town Sports International Holdings, Inc. (a) (b)	10,616	77,072
Vail Resorts, Inc. (a) (b)	19,490	736,527

		13,940,940

Household Durables—0.7%
American Greetings Corp. (a)	20,889	386,446
Beazer Homes USA, Inc. (a) (b)	35,270	53,258
Blyth, Inc.	3,322	184,205
Cavco Industries, Inc. (a) (b)	4,680	161,179
CSS Industries, Inc.	4,201	70,073
Ethan Allen Interiors, Inc.	12,159	165,484
Helen of Troy, Ltd. (a) (b)	15,926	400,061
iRobot Corp. (a) (b)	12,726	320,186
KB Home (a)	39,875	233,667
La-Z-Boy, Inc. (b)	26,643	197,425
Libbey, Inc. (a) (b)	9,372	98,781
M/I Homes, Inc. (a) (b)	8,667	52,089
MDC Holdings, Inc. (a)	19,433	329,195
Meritage Homes Corp. (a) (b)	14,227	215,397
National Presto Industries, Inc. (a)	2,572	223,532
Ryland Group, Inc. (a)	23,729	252,714
Skullcandy, Inc. (b)	5,693	80,442
Standard Pacific Corp. (a) (b)	57,653	142,403
Universal Electronics, Inc. (a) (b)	7,461	122,286

		3,688,823

Household Products—0.1%
Central Garden & Pet Co. (b)	23,384	165,559
Spectrum Brands Holdings, Inc. (b)	8,621	203,628
WD-40 Co.	8,908	354,894

		724,081

Independent Power Producers & Energy Traders—0.2%
Atlantic Power Corp. (a)	35,509	503,873
Dynegy, Inc. (b)	54,768	225,644
Ormat Technologies, Inc.	9,298	149,512

		879,029

Industrial Conglomerates—0.3%
Otter Tail Corp. (a)	19,686	360,254
Raven Industries, Inc. (a)	9,329	449,658
Seaboard Corp.	171	308,140
Standex International Corp.	6,755	210,283
Tredegar Corp. (a)	13,367	198,233

		1,526,568

Insurance—2.6%
Alterra Capital Holdings, Ltd. (a)	47,013	891,837
American Equity Investment Life Holding Co. (a)	31,130	272,388
American Safety Insurance Holdings Ltd. (a) (b)	5,779	106,334
AMERISAFE, Inc. (b)	9,298	171,176
Amtrust Financial Services, Inc. (a)	14,667	326,487
Argo Group International Holdings, Ltd.	14,239	403,960
Baldwin & Lyons, Inc. (Class B) (a)	4,133	88,322
Citizens, Inc. (a) (b)	22,172	142,123
CNO Financial Group, Inc. (a) (b)	119,099	644,326

Security Description	Shares	Value

Insurance—(Continued)
Crawford & Co.	12,569	$67,370
Delphi Financial Group, Inc.	27,336	588,271
eHealth, Inc. (a) (b)	13,989	191,090
Employers Holdings, Inc.	20,298	259,002
Enstar Group, Ltd. (b)	3,589	341,780
FBL Financial Group, Inc. (a)	7,338	195,338
First American Financial Corp.	55,676	712,653
Flagstone Reinsurance Holdings S.A. (a)	28,130	218,008
FPIC Insurance Group, Inc. (b)	4,519	189,075
Global Indemnity plc (b)	6,518	111,327
Greenlight Capital Re, Ltd. (a) (b)	15,207	315,393
Harleysville Group, Inc. (a)	6,735	396,422
Hilltop Holdings, Inc. (b)	23,109	166,616
Horace Mann Educators Corp. (a)	21,022	239,861
Infinity Property & Casualty Corp.	6,826	358,228
Kansas City Life Insurance Co.	2,207	68,130
Maiden Holdings, Ltd.	26,833	198,296
Meadowbrook Insurance Group, Inc.	26,803	238,815
Montpelier Re Holdings, Ltd. (a)	33,411	590,707
National Financial Partners Corp. (a) (b)	22,843	249,902
National Interstate Corp. (a)	3,464	76,139
National Western Life Insurance Co. (a)	1,212	164,226
OneBeacon Insurance Group, Ltd.	11,496	156,805
Platinum Underwriters Holdings, Ltd.	20,098	618,014
Presidential Life Corp.	9,602	78,928
Primerica, Inc. (b)	17,617	379,823
ProAssurance Corp. (b)	16,148	1,162,979
RLI Corp. (a)	9,400	597,652
Safety Insurance Group, Inc.	6,815	257,811
SeaBright Holdings, Inc. (a)	12,481	89,863
Selective Insurance Group, Inc.	28,514	372,108
State Auto Financial Corp.	7,940	104,411
Stewart Information Services Corp.	9,368	82,813
Symetra Financial Corp.	35,009	285,323
The Navigators Group, Inc. (a) (b)	6,006	259,459
The Phoenix Cos., Inc. (a) (b)	66,674	81,342
Tower Group, Inc. (a)	21,261	486,026
United Fire & Casualty Co.	12,454	220,311

		14,217,270

Internet & Catalog Retail—0.4%
Blue Nile, Inc. (a) (b)	6,605	233,024
HSN, Inc. (a) (b)	20,930	693,411
NutriSystem, Inc.	14,262	172,713
Overstock.com, Inc. (b)	8,775	81,344
PetMed Express, Inc.	13,291	119,619
Shutterfly, Inc. (a) (b)	16,769	690,548

		1,990,659

Internet Software & Services—1.7%
Ancestry.com, Inc. (b)	16,407	385,564
Bankrate, Inc. (b)	12,675	192,787
comScore, Inc. (a) (b)	16,517	278,642
Constant Contact, Inc. (b)	15,503	268,047
Cornerstone OnDemand, Inc. (a) (b)	5,911	74,124
DealerTrack Holdings, Inc. (b)	21,632	338,973
Dice Holdings, Inc. (b)	25,094	196,235
Digital River, Inc. (b)	20,871	432,656

MSF-188

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet Software & Services—(Continued)
EarthLink, Inc. (a)	62,730	$409,627
Envestnet, Inc. (a) (b)	9,919	99,190
Infospace, Inc. (b)	19,526	163,237
Internap Network Services Corp. (a) (b)	29,790	146,567
IntraLinks Holdings, Inc. (a) (b)	16,559	124,358
j2 Global Communications, Inc. (a) (b)	23,846	641,457
Keynote Systems, Inc.	7,039	148,734
KIT Digital, Inc. (a) (b)	21,271	178,676
Limelight Networks, Inc. (a) (b)	35,160	82,978
Liquidity Services, Inc. (b)	9,733	312,137
LivePerson, Inc. (b)	27,290	271,536
LogMeIn, Inc. (a) (b)	10,555	350,532
LoopNet, Inc. (a) (b)	9,557	163,711
Marchex, Inc. (a)	11,466	97,461
Mediamind Technologies, Inc. (a) (b) (d)	4,090	89,980
ModusLink Global Solutions, Inc. (b)	26,440	92,276
Move, Inc. (a) (b)	87,261	126,528
NIC, Inc. (b)	33,146	379,522
OpenTable, Inc. (a) (b)	12,199	561,276
Openwave Systems, Inc. (a) (b)	47,217	73,659
Perficient, Inc. (b)	13,045	95,489
QuinStreet, Inc. (b)	14,274	147,736
RealNetworks, Inc. (a) (b)	11,617	97,931
Saba Software, Inc. (a) (b)	14,832	85,432
SciQuest, Inc. (b)	6,390	95,467
SPS Commerce, Inc. (b)	4,364	71,090
Stamps.com, Inc. (b)	5,473	111,868
The Active Network, Inc. (b)	6,369	93,943
Travelzoo, Inc. (a) (b)	3,351	73,688
United Online, Inc.	48,001	251,045
ValueClick, Inc. (b)	41,952	652,773
Vocus, Inc. (b)	9,249	155,013
Web.com Group, Inc. (b)	15,061	105,126
XO Group, Inc. (b)	17,057	139,356
Zillow, Inc. (b)	2,331	63,753
Zix Corp. (b)	36,710	98,016

		9,018,196

IT Services—1.7%
Acxiom Corp. (a) (b)	42,046	447,369
CACI International, Inc. (a) (b) (c)	16,174	807,730
Cardtronics, Inc. (b)	22,315	511,460
Cass Information Systems, Inc.	4,901	152,176
Ciber, Inc. (a) (b)	32,578	98,711
Computer Task Group, Inc. (a) (b)	8,399	93,817
Convergys Corp. (b)	54,509	511,294
CSG Systems International, Inc. (a) (b)	18,310	231,438
Echo Global Logistics, Inc. (b)	5,612	74,640
Euronet Worldwide, Inc. (b)	26,285	413,726
ExlService Holdings, Inc. (a) (b)	8,515	187,330
Forrester Research, Inc. (a) (b)	7,965	258,942
Global Cash Access Holdings, Inc. (b)	27,402	70,149
Heartland Payment Systems, Inc.	20,734	408,875
iGate Corp.	16,029	184,975
Lionbridge Technologies, Inc. (b)	32,603	80,203
Mantech International Corp. (a) (b)	12,440	390,367
MAXIMUS, Inc.	18,132	632,807
MoneyGram International, Inc. (b)	48,126	112,134
Ness Technologies, Inc. (b)	17,411	133,368

Security Description	Shares	Value

IT Services—(Continued)
RightNow Technologies, Inc. (b)	13,140	$434,277
Sapient Corp. (b)	58,019	588,313
ServiceSource International, Inc. (a) (b)	5,178	68,401
Syntel, Inc. (a)	7,981	344,699
TeleTech Holdings, Inc. (b)	14,724	224,394
The Hackett Group, Inc. (b)	15,772	58,830
TNS, Inc. (b)	13,622	256,094
Unisys Corp. (b)	22,919	359,599
Virtusa Corp. (b)	7,925	104,610
Wright Express Corp. (b)	20,803	791,346

		9,032,074

Leisure Equipment & Products—0.3%
Arctic Cat, Inc. (b)	6,783	98,286
Brunswick Corp.	46,462	652,326
Callaway Golf Co. (a)	35,357	182,796
Eastman Kodak Co. (a) (b)	143,235	111,738
Jakks Pacific, Inc. (a) (b)	15,310	290,124
Leapfrog Enterprises, Inc. (a) (b)	20,865	70,315
Smith & Wesson Holding Corp. (b)	32,012	80,670
Steinway Musical Instruments, Inc. (b)	3,417	73,671
Sturm Ruger & Co., Inc.	10,261	266,581

		1,826,507

Life Sciences Tools & Services—0.4%
Accelrys, Inc. (a) (b)	31,619	191,611
Affymetrix, Inc. (a) (b) (c)	41,239	202,071
Caliper Life Sciences, Inc. (b)	24,948	261,206
Cambrex Corp. (b)	15,180	76,507
eResearch Technology, Inc. (a) (b)	26,533	118,337
Furiex Pharmaceuticals, Inc. (b)	8,583	122,136
Luminex Corp. (a) (b)	19,724	437,281
Pacific Biosciences of California, Inc. (b)	17,575	56,416
Parexel International Corp. (b)	31,915	604,151
Sequenom, Inc. (a) (b)	50,565	257,376

		2,327,092

Machinery—2.9%
3D Systems Corp. (a) (b)	21,716	303,807
Accuride Corp. (b)	20,957	107,300
Actuant Corp.	36,285	716,629
Alamo Group, Inc. (a)	3,532	73,430
Albany International Corp.	15,229	277,929
Altra Holdings, Inc. (b)	14,458	167,279
American Railcar Industries, Inc. (b)	5,478	84,252
AMPCO-Pittsburgh Corp. (a)	4,489	91,800
Astec Industries, Inc. (b)	12,101	354,317
Badger Meter, Inc. (a)	8,245	238,528
Barnes Group, Inc. (a)	28,216	543,158
Blount International, Inc. (b)	25,829	345,075
Briggs & Stratton Corp. (a)	26,533	358,461
Cascade Corp. (a)	4,728	157,868
Chart Industries, Inc. (b)	16,386	690,998
CIRCOR International, Inc. (a)	9,435	277,106
CLARCOR, Inc. (a)	26,709	1,105,218
Colfax Corp. (a) (b)	12,735	258,011
Columbus McKinnon Corp. (b)	11,301	123,859
Commercial Vehicle Group, Inc. (b)	13,330	87,578

MSF-189

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Douglas Dynamics, Inc.	9,657	$123,416
Dynamic Materials Corp. (a)	7,259	114,329
Energy Recovery, Inc. (a) (b)	23,639	71,153
EnPro Industries, Inc. (a) (b)	11,049	327,934
ESCO Technologies, Inc.	13,728	350,064
Federal Signal Corp. (a)	34,181	151,080
Force Protection, Inc. (b)	38,503	148,237
FreightCar America, Inc. (a)	7,047	101,547
Graham Corp. (a)	5,399	89,839
Greenbrier Cos., Inc. (a) (b)	10,487	122,174
Hurco Cos., Inc. (b)	3,337	67,741
John Bean Technologies Corp.	15,202	216,781
Kadant, Inc. (b)	6,825	121,212
Kaydon Corp. (a)	17,495	501,757
LB Foster Co. (a) (b)	5,476	121,731
Lindsay Corp.	6,769	364,172
Lydall, Inc. (b)	9,530	84,817
Meritor, Inc. (b)	50,463	356,269
Met-Pro Corp. (a)	8,159	70,004
Middleby Corp. (a) (b)	10,509	740,464
Miller Industries, Inc.	6,185	107,310
Mueller Industries, Inc. (a)	19,895	767,748
Mueller Water Products, Inc. (a)	86,085	213,491
NACCO Industries, Inc.	3,117	197,618
PMFG, Inc. (a) (b)	11,583	182,664
RBC Bearings, Inc. (b)	12,081	410,633
Robbins & Myers, Inc.	20,842	723,426
Sauer-Danfoss, Inc. (b)	6,354	183,631
Sun Hydraulics Corp. (a)	10,558	215,172
Tecumseh Products Co. (Class A) (a) (b)	10,819	78,870
Tennant Co. (a)	10,316	364,877
The Gorman-Rupp Co.	8,265	204,063
Titan International, Inc.	22,513	337,695
Trimas Corp. (b)	13,241	196,629
Twin Disc, Inc. (a)	4,666	124,442
Wabash National Corp. (b)	36,570	174,439
Watts Water Technologies, Inc. (a)	15,683	417,952
Xerium Technologies, Inc. (a) (b)	9,599	100,502

		15,608,486

Marine—0.0%
Genco Shipping & Trading, Ltd. (a) (b)	14,851	115,986

Media—1.2%
Arbitron, Inc.	14,461	478,370
Ascent Media Corp. (b)	7,902	310,707
Belo Corp.	47,497	232,260
Central European Media Enterprises, Ltd. (b)	18,980	148,234
Cinemark Holdings, Inc.	51,148	965,674
Entercom Communications Corp. (a) (b)	13,203	69,316
EW Scripps Co. (a) (b)	16,943	118,601
Fisher Communications, Inc. (a) (b)	6,421	143,445
Harte-Hanks, Inc. (a)	27,990	237,355
interCLICK, Inc. (b)	12,441	69,048
Journal Communications, Inc. (b)	24,659	73,237
Knology, Inc. (b)	16,629	215,845
Lions Gate Entertainment Corp. (b)	23,354	161,143
Live Nation Entertainment, Inc. (a) (b)	76,098	609,545
MDC Partners, Inc.	12,989	187,302

Security Description	Shares	Value

Media—(Continued)
Meredith Corp. (a)	18,827	$426,243
National CineMedia, Inc.	28,435	412,592
ReachLocal, Inc. (a) (b)	5,167	56,165
Rentrak Corp. (a) (b)	5,237	65,934
Scholastic Corp.	14,077	394,578
Sinclair Broadcast Group, Inc. (b)	25,619	183,688
The New York Times Co. (Class A) (a) (b)	71,072	412,928
Valassis Communications, Inc. (a) (b)	26,745	501,201
World Wrestling Entertainment, Inc. (a)	13,534	120,588

		6,593,999

Metals & Mining—1.4%
A.M. Castle & Co. (b)	9,250	101,195
AMCOL International Corp. (a)	12,772	306,400
Century Aluminum Co. (a) (b)	26,722	238,895
Coeur d’Alene Mines Corp. (b)	49,309	1,057,185
General Moly, Inc. (a) (b)	38,035	110,301
Globe Specialty Metals, Inc.	33,146	481,280
Gold Resource Corp. (a) (b)	14,718	245,055
Golden Minerals Co. (a) (b)	14,415	107,248
Golden Star Resources, Ltd. (a) (b)	138,555	257,712
Haynes International, Inc. (a)	6,653	289,073
Hecla Mining Co. (a) (b)	149,030	798,801
Horsehead Holding Corp. (b)	24,392	180,989
Jaguar Mining, Inc. (a) (b)	45,331	213,056
Kaiser Aluminum Corp. (a)	9,495	420,439
Materion Corp. (b)	10,677	242,154
Midway Gold Corp. (b)	41,403	83,220
Noranda Aluminum Holding Corp. (b)	11,773	98,304
Olympic Steel, Inc. (a)	7,647	129,540
Paramount Gold & Silver Corp. (a) (b)	60,688	143,224
RTI International Metals, Inc. (a) (b)	16,034	373,913
Stillwater Mining Co. (a) (b)	53,384	453,764
SunCoke Energy, Inc. (b)	7,573	83,303
Thompson Creek Metals Co., Inc. (a) (b)	79,141	480,386
U.S. Gold Corp. (a) (b)	53,951	216,343
Universal Stainless & Alloy (b)	4,303	109,382
Vista Gold Corp. (a) (b)	36,806	122,932
Worthington Industries, Inc. (a)	30,474	425,722

		7,769,816

Multi-Utilities—0.5%
Avista Corp.	30,460	726,471
Black Hills Corp. (a)	20,699	634,217
CH Energy Group, Inc. (a)	8,361	436,194
NorthWestern Corp.	19,221	613,919

		2,410,801

Multiline Retail—0.2%
99 Cents Only Stores (b)	24,845	457,645
Fred’s, Inc. (a)	22,557	240,458
Saks, Inc. (a) (b)	59,754	522,847
Tuesday Morning Corp. (a) (b)	17,958	63,212

		1,284,162

Oil, Gas & Consumable Fuels—4.1%
Abraxas Petroleum Corp. (a) (b)	44,174	116,619
Amyris, Inc. (a) (b)	9,139	184,973

MSF-190

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Apco Oil & Gas International, Inc.	4,986	$371,058
Approach Resources, Inc. (a) (b)	11,619	197,407
ATP Oil & Gas Corp. (a) (b)	22,845	176,135
Berry Petroleum Co. (a)	27,063	957,489
Bill Barrett Corp. (b)	24,562	890,127
BPZ Resources, Inc. (a) (b)	51,873	143,688
Callon Petroleum Co. (b)	21,070	81,541
Carrizo Oil & Gas, Inc. (a) (b)	20,175	434,771
Cheniere Energy, Inc. (a) (b)	42,768	220,255
Clayton Williams Energy, Inc. (a) (b)	3,222	137,934
Clean Energy Fuels Corp. (a) (b)	29,410	327,039
Cloud Peak Energy, Inc. (a) (b)	31,583	535,332
Comstock Resources, Inc. (a) (b)	24,676	381,491
Contango Oil & Gas Co. (a) (b)	6,514	356,381
Crosstex Energy, Inc. (a) (b)	21,727	292,880
CVR Energy, Inc. (b)	45,487	961,595
Delek U.S. Holdings, Inc.	8,058	90,814
DHT Holdings, Inc.	35,736	72,901
Endeavour International Corp. (b)	20,189	161,108
Energy Partners, Ltd. (b)	15,648	173,223
Energy XXI Bermuda, Ltd. (b)	39,552	848,390
Evolution Petroleum Corp. (b)	9,228	65,150
Frontline, Ltd. (a)	26,706	129,524
FX Energy, Inc. (a) (b)	25,184	104,010
Gastar Exploration, Ltd. (b)	25,918	77,754
Georesources, Inc. (a) (b)	10,352	184,162
GMX Resources, Inc. (a) (b)	29,181	66,241
Golar LNG, Ltd. (b)	22,388	711,491
Goodrich Petroleum Corp. (a) (b)	13,200	156,024
Green Plains Renewable Energy, Inc. (b)	14,814	138,215
Gulfport Energy Corp. (b)	23,818	575,919
Harvest Natural Resources, Inc. (a) (b)	18,713	160,370
Houston American Energy Corp. (a)	9,855	135,605
Hyperdynamics Corp. (a) (b)	80,603	298,231
James River Coal Co. (a) (b)	19,025	121,189
KiOR, Inc. (b)	5,848	121,288
Knightbridge Tankers, Ltd. (a)	11,930	197,442
Kodiak Oil & Gas Corp. (b)	108,090	563,149
Magnum Hunter Resources Corp. (a) (b)	57,703	190,997
McMoRan Exploration Co. (a) (b)	50,349	499,966
Nordic American Tanker Shipping	25,095	353,839
Northern Oil & Gas, Inc. (b)	32,713	634,305
Oasis Petroleum, Inc. (a) (b)	33,287	743,299
Overseas Shipholding Group, Inc. (a)	13,705	188,307
Panhandle Oil & Gas, Inc. (a)	5,321	150,957
Patriot Coal Corp. (b)	47,301	400,166
Penn Virginia Corp. (a)	25,144	140,052
Petroleum Development Corp. (a) (b)	12,396	240,358
PetroQuest Energy, Inc. (a) (b)	28,823	158,527
Rentech, Inc. (b)	119,980	93,608
Resolute Energy Corp. (a) (b)	23,915	271,674
REX American Resources Corp. (b)	4,105	69,292
Rex Energy Corp. (a) (b)	18,755	237,251
Rosetta Resources, Inc. (b)	28,068	960,487
Scorpio Tankers, Inc. (b)	11,713	61,845
SemGroup Corp. (b)	21,505	429,240
Ship Finance International, Ltd. (a)	23,811	309,543
Solazyme, Inc. (a) (b)	5,684	54,623
Stone Energy Corp. (b)	25,391	411,588

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Swift Energy Co. (b)	22,073	$537,257
Targa Resources Corp.	8,810	262,098
Teekay Tankers, Ltd.	20,919	96,227
Triangle Petroleum Corp. (b)	22,250	79,878
Uranium Energy Corp. (a) (b)	40,569	111,159
USEC, Inc. (a) (b)	63,922	102,914
Vaalco Energy, Inc. (b)	27,127	131,837
Venoco, Inc. (b)	15,318	134,952
W&T Offshore, Inc.	21,228	292,097
Warren Resources, Inc. (b)	41,839	100,414
Western Refining, Inc. (b)	30,756	383,220
World Fuel Services Corp. (a)	37,512	1,224,767

		21,975,659

Paper & Forest Products—0.6%
Buckeye Technologies, Inc. (b)	21,132	509,493
Clearwater Paper Corp. (a) (b)	12,752	433,313
Deltic Timber Corp. (a)	6,001	358,140
KapStone Paper & Packaging Corp. (b)	21,154	293,829
Louisiana-Pacific Corp. (a) (b)	68,283	348,243
Neenah Paper, Inc.	7,745	109,824
PH Glatfelter Co. (a)	25,902	342,165
Schweitzer-Mauduit International, Inc. (a)	8,652	483,387
Wausau Paper Corp. (b)	26,808	171,303

		3,049,697

Personal Products—0.5%
Elizabeth Arden, Inc. (a) (b)	13,201	375,436
Inter Parfums, Inc. (a)	8,191	126,551
Medifast, Inc. (b)	7,275	117,491
Nature’s Sunshine Products, Inc. (b)	5,787	81,481
Nu Skin Enterprises, Inc. (a)	29,788	1,207,010
Nutraceutical International Corp. (b)	4,890	62,494
Prestige Brands Holdings, Inc. (b)	26,054	235,789
Revlon, Inc. (b)	6,172	76,039
Schiff Nutrition International, Inc. (b)	6,303	69,837
USANA Health Sciences, Inc. (a) (b)	3,383	93,033

		2,445,161

Pharmaceuticals—1.8%
Aegerion Pharmaceuticals, Inc. (b)	4,720	59,802
Akorn, Inc. (a) (b)	33,137	258,800
Ampio Pharmaceuticals, Inc. (a) (b)	10,271	68,302
Ardea Biosciences, Inc. (a) (b)	9,802	153,107
Auxilium Pharmaceuticals, Inc. (b)	24,788	371,572
AVANIR Pharmaceuticals, Inc. (a) (b)	64,298	183,892
Cadence Pharmaceuticals, Inc. (a) (b)	19,693	128,989
Columbia Laboratories, Inc. (b)	38,006	74,112
Corcept Therapeutics, Inc. (b)	16,369	50,744
Depomed, Inc. (a) (b)	31,001	167,405
Durect Corp., Inc. (a) (b)	50,339	81,046
Endocyte, Inc. (b)	12,992	137,715
Hi-Tech Pharmacal Co., Inc. (a) (b)	6,764	227,271
Impax Laboratories, Inc. (b)	36,570	654,969
ISTA Pharmaceuticals, Inc. (b)	13,434	46,347
Jazz Pharmaceuticals, Inc. (b)	12,827	532,577
MAP Pharmaceuticals, Inc. (a) (b)	11,326	165,586
Medicis Pharmaceutical Corp.	32,725	1,193,808

MSF-191

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Nektar Therapeutics (a) (b)	61,506	$298,304
Obagi Medical Products, Inc. (b)	10,682	96,886
Optimer Pharmaceuticals, Inc. (a) (b)	25,010	346,139
Pain Therapeutics, Inc. (a) (b)	19,603	93,310
Par Pharmaceutical Cos., Inc. (b)	19,005	505,913
Questcor Pharmaceuticals, Inc. (b)	29,525	804,852
Sagent Pharmaceuticals, Inc. (a) (b)	3,446	69,747
Salix Pharmaceuticals, Ltd. (b)	32,473	961,201
Santarus, Inc. (a) (b)	31,685	88,401
The Medicines Co. (b)	29,350	436,728
Viropharma, Inc. (b)	37,716	681,528
Vivus, Inc. (b)	45,158	364,425
XenoPort, Inc. (b)	20,130	118,767

		9,422,245

Professional Services—1.4%
Acacia Research Corp. (b)	23,599	849,328
CBIZ, Inc. (a) (b)	20,130	132,657
CDI Corp.	7,746	82,727
CoStar Group, Inc. (b)	13,102	680,911
CRA International, Inc. (b)	6,362	127,304
Exponent, Inc. (a) (b)	7,795	322,167
FTI Consulting, Inc. (b)	23,335	858,961
GP Strategies Corp. (b)	8,646	86,373
Heidrick & Struggles International, Inc. (a)	9,634	158,479
Hill International, Inc. (b)	12,945	60,583
Hudson Highland Group, Inc. (a) (b)	18,749	64,121
Huron Consulting Group, Inc. (a) (b)	12,415	386,479
ICF International, Inc. (b)	12,459	234,354
Insperity, Inc.	12,162	270,604
Kelly Services, Inc. (Class A) (b)	14,944	170,362
Kforce, Inc. (a) (b)	16,944	166,221
Korn/Ferry International (a) (b)	24,691	300,983
Mistras Group, Inc. (b)	8,222	144,378
Navigant Consulting, Inc. (b)	27,414	254,128
Odyssey Marine Exploration, Inc. (a) (b)	34,854	85,741
On Assignment, Inc. (b)	20,637	145,904
Resources Connection, Inc. (a) (b)	25,492	249,312
RPX Corp. (a) (b)	4,951	102,535
School Specialty, Inc. (a) (b)	10,285	73,332
The Advisory Board Co. (b)	8,403	542,246
The Corporate Executive Board Co. (a)	18,550	552,790
The Dolan Co. (b)	17,796	159,986
TrueBlue, Inc. (a) (b)	23,593	267,309

		7,530,275

Real Estate Investment Trusts—8.4%
Acadia Realty Trust (a)	22,237	415,832
AG Mortgage Investment Trust, Inc.	3,574	66,834
Agree Realty Corp. (a)	6,955	151,480
Alexander’s, Inc.	1,140	411,563
American Assets Trust, Inc.	17,413	312,563
American Campus Communities, Inc. (a)	35,848	1,333,904
American Capital Mortgage Investment Corp.	4,494	75,050
Anworth Mortgage Asset Corp.	63,740	433,432
Apollo Commercial Real Estate Finance, Inc. (a)	9,565	125,971
ARMOUR Residential REIT, Inc. (a)	40,976	278,637
Ashford Hospitality Trust, Inc. (a)	26,955	189,224

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Associated Estates Realty Corp.	22,128	$342,099
BioMed Realty Trust, Inc. (a)	69,141	1,145,666
CapLease, Inc. (a)	32,653	117,877
Capstead Mortgage Corp. (a)	43,548	502,544
CBL & Associates Properties, Inc.	76,872	873,266
Cedar Shopping Centers, Inc. (a)	29,807	92,700
Chatham Lodging Trust (b)	7,033	69,767
Chesapeake Lodging Trust	16,661	201,098
Cogdell Spencer, Inc. (a)	23,520	88,670
Colonial Properties Trust	43,952	798,168
Colony Financial, Inc. (a)	17,355	224,227
Cousins Properties, Inc.	48,936	286,276
CreXus Investment Corp.	30,610	271,817
CubeSmart	50,334	429,349
CYS Investments, Inc. (a)	42,781	517,222
DCT Industrial Trust, Inc. (a)	131,983	579,405
DiamondRock Hospitality Co.	88,916	621,523
DuPont Fabros Technology, Inc.	30,476	600,072
Dynex Capital, Inc. (a)	19,754	159,217
EastGroup Properties, Inc. (a)	14,252	543,571
Education Realty Trust, Inc.	39,386	338,326
Entertainment Properties Trust	24,953	972,668
Equity Lifestyle Properties, Inc. (a)	16,808	1,053,862
Equity One, Inc.	27,801	440,924
Excel Trust, Inc. (a)	15,986	153,785
Extra Space Storage, Inc. (a)	49,561	923,321
FelCor Lodging Trust, Inc. (b)	65,654	152,974
First Industrial Realty Trust, Inc. (b)	46,135	369,080
First Potomac Realty Trust (a)	26,546	331,029
Franklin Street Properties Corp. (a)	37,474	423,831
Getty Realty Corp. (a)	13,375	192,868
Gladstone Commercial Corp. (a)	5,368	84,170
Glimcher Realty Trust	54,057	382,724
Government Properties Income Trust (a)	18,283	393,267
Hatteras Financial Corp.	40,957	1,030,478
Healthcare Realty Trust, Inc. (a)	40,160	676,696
Hersha Hospitality Trust (a)	71,668	247,971
Highwoods Properties, Inc. (a)	38,410	1,085,467
Home Properties, Inc. (a)	25,348	1,438,752
Hudson Pacific Properties, Inc.	10,536	122,534
Inland Real Estate Corp. (a)	40,919	298,709
Invesco Mortgage Capital, Inc. (a)	63,490	897,114
Investors Real Estate Trust (a)	41,174	296,453
iStar Financial, Inc. (a) (b)	52,223	303,938
Kilroy Realty Corp. (a)	30,829	964,948
Kite Realty Group Trust	26,867	98,333
LaSalle Hotel Properties	44,800	860,160
Lexington Realty Trust (a)	62,036	405,715
LTC Properties, Inc.	16,356	414,134
Medical Properties Trust, Inc. (a)	58,991	527,969
MFA Financial, Inc.	192,324	1,350,114
Mid-America Apartment Communities, Inc.	19,959	1,201,931
Mission West Properties, Inc. (a)	9,369	71,111
Monmouth Real Estate Investment Corp. (a)	18,349	145,508
National Health Investors, Inc.	12,867	542,087
National Retail Properties, Inc.	50,345	1,352,770
Newcastle Investment Corp. (a)	56,439	229,707
NorthStar Realty Finance Corp. (a)	50,473	166,561
Omega Healthcare Investors, Inc.	53,736	856,014

MSF-192

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
One Liberty Properties, Inc.	4,761	$69,796
Parkway Properties, Inc. (a)	12,421	136,755
Pebblebrook Hotel Trust	27,073	423,692
Pennsylvania Real Estate Investment Trust	29,782	230,215
Pennymac Mortgage Investment Trust (a)	14,421	229,294
Post Properties, Inc.	26,016	903,796
Potlatch Corp. (a)	21,362	673,330
PS Business Parks, Inc.	10,027	496,738
RAIT Financial Trust (a)	19,538	66,234
Ramco-Gershenson Properties Trust (a)	20,773	170,339
Redwood Trust, Inc. (a)	42,013	469,285
Resource Capital Corp. (a)	36,902	184,510
Retail Opportunity Investments Corp. (a)	22,775	252,347
RLJ Lodging Trust	14,266	182,177
Sabra Healthcare REIT, Inc.	19,024	181,489
Saul Centers, Inc. (a)	5,152	174,189
Sovran Self Storage, Inc.	14,738	547,811
STAG Industrial, Inc. (a)	8,225	83,895
Starwood Property Trust, Inc.	49,077	842,161
Strategic Hotels & Resorts, Inc. (b)	90,570	390,357
Sun Communities, Inc.	11,004	387,231
Sunstone Hotel Investors, Inc. (b)	62,370	354,885
Tanger Factory Outlet Centers	45,370	1,180,074
Terreno Realty Corp. (a)	5,182	66,485
Two Harbors Investment Corp.	72,606	641,111
Universal Health Realty Income Trust	6,109	205,324
Urstadt Biddle Properties, Inc.	14,715	234,999
Walter Investment Management Corp.	13,294	304,831
Washington Real Estate Investment Trust (a)	34,852	982,129
Winthrop Realty Trust	15,621	135,747

		45,258,253

Real Estate Management & Development—0.2%
Campus Crest Communities, Inc. (a)	16,780	182,566
Consolidated-Tomoka Land Co.	2,532	66,490
Coresite Realty Corp. (a)	10,812	155,152
Forestar Group, Inc. (b)	19,634	214,207
Kennedy-Wilson Holdings, Inc. (a) (b)	11,448	121,349
Tejon Ranch Co. (b)	7,566	180,601

		920,365

Road & Rail—1.1%
Amerco, Inc. (b)	4,634	289,393
Arkansas Best Corp. (a)	13,889	224,307
Avis Budget Group, Inc. (b)	55,465	536,347
Celadon Group, Inc. (b)	9,437	83,801
Dollar Thrifty Automotive Group, Inc. (b)	15,373	865,500
Genesee & Wyoming, Inc. (b)	21,778	1,013,113
Heartland Express, Inc. (a)	25,939	351,733
Knight Transportation, Inc. (a)	31,823	423,564
Marten Transport, Ltd. (a) (b)	8,816	151,988
Old Dominion Freight Line, Inc. (b)	24,584	712,198
Patriot Transportation Holding, Inc. (a) (b)	3,197	64,611
Quality Distribution, Inc. (b)	7,750	69,517
RailAmerica, Inc. (a) (b)	12,701	165,494
Roadrunner Transportation Systems, Inc. (b)	5,875	80,605
Saia, Inc. (a) (b)	12,377	130,206
Swift Transportation Co. (b)	41,048	264,349

Security Description	Shares	Value

Road & Rail—(Continued)
Werner Enterprises, Inc.	23,073	$480,611
Zipcar, Inc. (a) (b)	5,307	95,526

		6,002,863

Semiconductors & Semiconductor Equipment—3.7%
Advanced Analogic Technologies, Inc. (b)	24,209	104,825
Advanced Energy Industries, Inc. (b)	22,569	194,545
Alpha & Omega Semiconductor, Ltd. (a) (b)	7,612	62,495
Amkor Technology, Inc. (a) (b)	58,594	255,470
Anadigics, Inc. (a) (b)	35,789	77,304
Applied Micro Circuits Corp. (b)	32,651	175,336
ATMI, Inc. (b)	16,612	262,802
Axcelis Technologies, Inc. (b)	57,588	69,106
AXT, Inc. (a) (b)	17,139	86,381
Brooks Automation, Inc. (b)	36,289	295,755
Cabot Microelectronics Corp. (a) (b)	12,507	430,116
Cavium, Inc. (a) (b)	27,085	731,566
CEVA, Inc. (b)	13,754	334,360
Cirrus Logic, Inc. (a) (b)	37,154	547,650
Cohu, Inc. (a)	11,848	117,058
CSR plc (ADR) (b)	4,187	55,859
Cymer, Inc. (a) (b)	16,143	600,197
Diodes, Inc. (a) (b)	18,315	328,205
DSP Group, Inc. (b)	13,388	78,989
Entegris, Inc. (b)	70,530	449,981
Entropic Communications, Inc. (b)	44,392	183,339
Exar Corp. (b) (c)	20,123	114,902
FEI Co. (a) (b)	20,566	616,157
FormFactor, Inc. (a) (b) (c)	27,182	169,344
GT Advanced Technologies, Inc. (a) (b)	65,230	457,915
Hittite Microwave Corp. (b)	17,397	847,234
Inphi Corp. (b)	10,631	93,234
Integrated Device Technology, Inc. (b)	82,802	426,430
Integrated Silicon Solution, Inc. (b)	14,137	110,410
IXYS Corp. (a) (b)	13,771	149,828
Kopin Corp. (a) (b)	34,528	118,431
Kulicke & Soffa Industries, Inc. (b)	38,887	290,097
Lattice Semiconductor Corp. (b)	61,578	323,284
LTX-Credence Corp. (b)	26,473	140,042
Micrel, Inc. (a)	25,489	241,381
Microsemi Corp. (b)	47,861	764,819
Mindspeed Technologies, Inc. (b)	17,338	90,158
MIPS Technologies, Inc. (b)	25,612	123,962
MKS Instruments, Inc. (a) (b)	29,403	638,339
Monolithic Power Systems, Inc. (b)	16,249	165,415
MoSys, Inc. (a) (b)	15,057	55,109
Nanometrics, Inc. (a) (b)	9,834	142,593
Netlogic Microsystems, Inc. (b)	36,050	1,734,365
NVE Corp. (a) (b)	2,605	158,019
OmniVision Technologies, Inc. (a) (b)	29,909	419,922
Pericom Semiconductor Corp. (a) (b)	14,116	104,600
Photronics, Inc. (a) (b)	30,362	151,203
PLX Technology, Inc. (a) (b)	23,066	69,429
Power Integrations, Inc. (a)	14,941	457,344
Rambus, Inc. (b)	50,877	712,278
RF Micro Devices, Inc. (a) (b)	144,045	913,245
Rubicon Technology, Inc. (b)	9,248	101,081
Rudolph Technologies, Inc. (a) (b)	18,288	122,347
Semtech Corp. (b)	34,355	724,890

MSF-193

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Sigma Designs, Inc. (a) (b)	17,366	$136,149
Silicon Image, Inc. (b)	41,704	244,802
Spansion, Inc. (b)	26,069	318,563
Standard Microsystems Corp. (b)	11,905	230,957
Supertex, Inc. (a) (b)	7,844	135,701
Tessera Technologies, Inc. (b)	27,229	325,114
TriQuint Semiconductor, Inc. (a) (b) (c)	83,251	417,920
Ultratech, Inc. (b)	13,618	233,549
Veeco Instruments, Inc. (b)	21,485	524,234
Volterra Semiconductor Corp. (b)	12,513	240,625

		19,996,760

Software—4.3%
ACI Worldwide, Inc. (b)	17,977	495,087
Actuate Corp. (b)	24,071	132,872
Advent Software, Inc. (a) (b)	16,892	352,198
American Software, Inc. (a)	12,761	92,517
Aspen Technology, Inc. (b)	43,838	669,406
Blackbaud, Inc. (a)	24,124	537,242
Blackboard, Inc. (a) (b)	18,375	820,628
Bottomline Technologies, Inc. (b)	19,170	386,084
BroadSoft, Inc. (a) (b)	11,682	354,549
Callidus Software, Inc. (b)	15,535	71,616
CommVault Systems, Inc. (b)	24,309	900,892
Concur Technologies, Inc. (a) (b)	24,621	916,394
Deltek, Inc. (b)	10,644	63,970
DemandTec, Inc. (a) (b)	16,735	109,447
Digimarc Corp. (b)	3,740	94,921
Ebix, Inc. (a) (b)	16,296	239,551
EPIQ Systems, Inc. (a) (b)	17,942	224,813
Fair Isaac Corp.	22,487	490,891
Interactive Intelligence Group (b)	9,087	246,712
Jack Henry & Associates, Inc. (a)	45,406	1,315,866
JDA Software Group, Inc. (b)	23,538	551,731
Kenexa Corp. (b)	13,904	217,459
Magma Design Automation, Inc. (b)	36,257	164,969
Manhattan Associates, Inc. (b)	12,581	416,179
Mentor Graphics Corp. (b)	49,891	479,951
MicroStrategy, Inc. (b)	4,507	514,114
Monotype Imaging Holdings, Inc. (b)	18,530	224,769
Netscout Systems, Inc. (b)	19,351	220,988
NetSuite, Inc. (b)	14,101	380,868
Opnet Technologies, Inc.	7,388	257,915
Parametric Technology Corp. (b)	62,200	956,636
Pegasystems, Inc. (a)	10,113	309,559
Progress Software Corp. (b)	35,876	629,624
PROS Holdings, Inc. (b)	11,234	144,806
QLIK Technologies, Inc. (b)	36,470	789,940
Quest Software, Inc. (b)	34,639	550,067
RealD, Inc. (b)	20,148	188,384
RealPage, Inc. (a) (b)	15,709	321,249
Renaissance Learning, Inc.	7,465	125,263
S1 Corp. (a) (b)	28,673	262,931
SolarWinds, Inc. (b)	29,521	650,052
Sourcefire, Inc. (a) (b)	14,769	395,218
SS&C Technologies Holdings, Inc. (b)	13,065	186,699
SuccessFactors, Inc. (a) (b)	45,489	1,045,792
Synchronoss Technologies, Inc. (b)	13,691	341,043
Take-Two Interactive Software, Inc. (b)	37,813	480,981

Security Description	Shares	Value

Software—(Continued)
Taleo Corp. (b)	23,247	$597,913
Tangoe, Inc. (b)	5,903	66,763
TeleCommunication Systems, Inc. (a)	22,959	79,209
TeleNav, Inc. (b)	8,534	75,697
THQ, Inc. (a) (b)	38,813	67,147
TiVo, Inc. (b)	63,638	594,379
Tyler Technologies, Inc. (a) (b)	17,078	431,732
Ultimate Software Group, Inc. (a) (b)	14,242	665,386
VASCO Data Security International, Inc. (a) (b)	15,031	76,808
Verint Systems, Inc. (b)	10,973	288,480
VirnetX Holding Corp. (a) (b)	21,091	316,154
Wave Systems Corp. (a) (b)	43,470	101,720
Websense, Inc. (b)	22,427	387,987

		23,072,218

Specialty Retail—3.3%
Aeropostale, Inc. (a) (b)	41,826	452,139
America’s Car-Mart, Inc. (a) (b)	5,173	150,120
ANN, Inc. (b)	28,431	649,364
Asbury Automotive Group, Inc. (b)	16,056	264,763
Ascena Retail Group, Inc. (b)	33,362	903,109
Barnes & Noble, Inc. (a)	15,046	177,994
Bebe Stores, Inc. (a)	17,836	119,858
Big 5 Sporting Goods Corp.	12,258	74,529
Body Central Corp. (b)	6,092	110,631
Brown Shoe Co., Inc. (a)	23,566	167,790
Cabela’s, Inc. (b)	24,569	503,419
Casual Male Retail Group, Inc. (a) (b)	24,197	90,981
Charming Shoppes, Inc. (a) (b)	64,753	168,358
Christopher & Banks Corp. (a)	20,680	73,000
Citi Trends, Inc. (a) (b)	8,551	100,645
Collective Brands, Inc. (a) (b) (c)	35,085	454,702
Conn’s, Inc. (b)	8,800	63,184
Cost Plus, Inc. (a) (b)	9,840	61,992
Destination Maternity Corp.	5,886	75,753
Express, Inc. (b)	28,630	580,903
Francesca’s Holdings Corp. (b)	5,677	120,409
Genesco, Inc. (b)	12,817	660,460
GNC Holdings, Inc. (b)	11,837	238,160
Group 1 Automotive, Inc. (a) (b)	13,235	470,504
Haverty Furniture Cos., Inc. (a) (b)	10,391	103,806
hhgregg, Inc. (a) (b)	10,398	101,381
Hibbett Sports, Inc. (a) (b)	15,566	527,532
HOT Topic, Inc.	24,702	188,476
JOS A. Bank Clothiers, Inc. (b)	14,680	684,528
Kirkland’s, Inc. (a) (b)	9,307	85,345
Lithia Motors, Inc. (b)	10,850	156,023
Lumber Liquidators Holdings, Inc. (b)	12,132	183,193
MarineMax, Inc. (a) (b)	12,696	82,143
Monro Muffler Brake, Inc. (a)	16,141	532,169
Office Depot, Inc. (b)	143,820	296,269
OfficeMax, Inc. (b)	45,653	221,417
Penske Automotive Group, Inc. (a) (b)	24,131	386,096
PEP Boys-Manny, Moe & Jack (a)	28,658	282,854
Pier 1 Imports, Inc. (b)	56,154	549,186
Rent-A-Center, Inc.	33,788	927,481
Rue21, Inc. (a) (b)	8,039	182,405
Select Comfort Corp. (a) (b)	29,844	416,921
Shoe Carnival, Inc. (a) (b)	5,485	129,446

MSF-194

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Sonic Automotive, Inc. (a) (b)	22,059	$238,017
Stage Stores, Inc.	20,885	289,675
Stein Mart, Inc. (b)	15,504	96,900
Systemax, Inc. (a) (b)	6,631	84,346
Talbots, Inc. (a) (b)	38,055	102,749
Teavana Holdings, Inc. (b)	4,063	82,641
The Buckle, Inc. (a)	13,965	537,094
The Cato Corp. (a)	15,629	352,590
The Children’s Place Retail Stores, Inc. (a) (b)	13,647	634,995
The Finish Line, Inc. (Class A)	27,561	550,944
The Men’s Wearhouse, Inc.	27,919	728,128
The Wet Seal, Inc. (b)	55,470	248,506
Vitamin Shoppe, Inc. (a) (b)	12,857	481,366
West Marine, Inc. (a) (b)	8,963	69,015
Winmark Corp.	1,373	63,460
Zumiez, Inc. (a) (b)	11,433	200,192

		17,530,056

Textiles, Apparel & Luxury Goods—1.7%
Carter’s, Inc. (a) (b)	27,296	833,620
Cherokee, Inc.	4,067	52,261
Columbia Sportswear Co.	6,412	297,517
CROCS, Inc. (b)	45,336	1,073,103
Delta Apparel, Inc. (b)	4,292	67,599
G-III Apparel Group, Ltd. (b)	10,468	239,298
Iconix Brand Group, Inc. (b)	39,147	618,523
K-Swiss, Inc. (a) (b)	14,979	63,661
Liz Claiborne, Inc. (a) (b)	53,725	268,625
Maidenform Brands, Inc. (b)	12,548	293,749
Movado Group, Inc. (b)	10,013	121,958
Oxford Industries, Inc.	7,682	263,493
Perry Ellis International, Inc. (b)	7,288	137,014
Quiksilver, Inc. (b)	66,625	203,206
Skechers U.S.A., Inc. (a) (b)	22,469	315,240
Steven Madden, Ltd. (b)	21,206	638,301
The Jones Group, Inc.	47,330	435,909
The Warnaco Group, Inc. (b)	23,501	1,083,161
True Religion Apparel, Inc. (b)	13,933	375,634
Unifi, Inc. (b)	8,763	71,594
UniFirst Corp. (a)	7,601	344,249
Vera Bradley, Inc. (a) (b)	10,263	369,981
Weyco Group, Inc. (a)	4,154	92,634
Wolverine World Wide, Inc.	26,795	890,934

		9,151,264

Thrifts & Mortgage Finance—1.1%
Abington Bancorp, Inc. (a)	12,336	88,819
Apollo Residential Mortgage, Inc. (b)	6,340	103,976
Astoria Financial Corp. (a)	45,199	347,580
Bank Mutual Corp. (a)	27,281	71,203
BankFinancial Corp. (a)	11,879	78,877
Beneficial Mutual Bancorp, Inc. (a) (b)	18,913	140,902
Berkshire Hill Bancorp, Inc. (a)	10,709	197,795
Bofi Holding, Inc. (b)	4,567	61,472
Brookline Bancorp, Inc. (a)	32,815	253,004
Dime Community Bancshares	15,501	157,025
Doral Financial Corp. (b)	65,956	71,892
ESB Financial Corp.	6,457	70,769

Security Description	Shares	Value

Thrifts & Mortgage Finance—(Continued)
ESSA Bancorp, Inc.	8,799	$92,477
Federal Agricultural Mortage Corp.	5,480	104,284
First Defiance Financial Corp. (a) (b)	5,038	67,509
First Pactrust Bancorp, Inc.	4,406	49,920
Flushing Financial Corp.	17,365	187,542
Fox Chase Bancorp, Inc. (a)	7,539	95,595
Franklin Financial Corp. (a) (b)	7,196	79,444
Home Federal Bancorp, Inc. (a)	10,146	79,342
Kearny Financial Corp.	7,547	66,715
MGIC Investment Corp. (b)	96,039	179,593
Northwest Bancshares, Inc. (a)	56,199	669,330
OceanFirst Financial Corp.	6,649	77,594
Ocwen Financial Corp. (b)	39,964	527,924
Oritani Financial Corp. (a)	27,773	357,161
Provident Financial Services, Inc. (a)	31,811	341,968
Provident New York Bancorp (a)	20,537	119,525
Radian Group, Inc.	72,637	159,075
Rockville Financial, Inc.	15,288	144,930
Territorial Bancorp, Inc. (a)	7,186	137,612
TrustCo Bank Corp.	49,973	222,880
United Financial Bancorp, Inc.	9,478	129,754
ViewPoint Financial Group (a)	18,051	206,684
Walker & Dunlop, Inc. (b)	5,635	65,479
Westfield Financial, Inc. (a)	15,381	101,361
WSFS Financial Corp. (a)	3,209	101,308

		6,008,320

Tobacco—0.2%
Alliance One International, Inc. (a) (b)	51,865	126,550
Star Scientific, Inc. (a) (b)	54,106	124,985
Universal Corp. (a)	13,494	483,895
Vector Group, Ltd. (a)	24,894	427,687

		1,163,117

Trading Companies & Distributors—0.9%
Aceto Corp. (a)	12,038	63,681
Aircastle, Ltd. (a)	30,075	286,314
Applied Industrial Technologies, Inc. (a)	23,715	644,099
Beacon Roofing Supply, Inc. (a) (b)	24,991	399,606
CAI International, Inc. (b)	5,966	69,922
DXP Enterprises, Inc. (b)	4,456	83,906
H&E Equipment Services, Inc. (b)	19,334	159,505
Houston Wire & Cable Co.	10,450	120,071
Interline Brands, Inc. (b)	18,029	232,033
Kaman Corp. (a)	14,024	390,568
RSC Holdings, Inc. (b)	35,104	250,292
Rush Enterprises, Inc. (a) (b)	17,833	252,515
SeaCube Container Leasing, Ltd.	6,223	75,485
TAL International Group, Inc. (a)	11,748	292,995
Textainer Group Holdings, Ltd. (a)	5,684	115,272
Titan Machinery, Inc. (a) (b)	7,971	142,681
United Rentals, Inc. (a) (b)	32,507	547,418
Watsco, Inc. (a)	14,680	750,148

		4,876,511

Transportation Infrastructure—0.0%
Wesco Aircraft Holdings, Inc. (b)	11,661	127,455

MSF-195

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares/Par Amount	Value

Water Utilities—0.3%
American States Water Co. (a)	9,894	$335,703
Artesian Resources Corp.	3,631	63,579
California Water Service Group (a)	24,070	426,280
Connecticut Water Service, Inc. (a)	4,800	120,096
Consolidated Water Co., Ltd.	7,512	59,195
Middlesex Water Co. (a)	7,497	127,974
Pennichuck Corp.	2,426	67,879
SJW Corp. (a)	7,394	160,967
York Water Co. (a)	6,695	108,325

		1,469,998

Wireless Telecommunication Services—0.2%
Leap Wireless International, Inc. (a) (b)	31,644	218,343
NTELOS Holdings Corp. (a)	15,571	276,074
Pendrell Corp. (a) (b)	78,328	176,238
Shenandoah Telecommunications Co. (a)	12,542	139,718
USA Mobility, Inc. (b)	11,723	154,744

		965,117

Total Common Stock (Identified Cost $571,633,788)		509,985,982

Mutual Funds—2.6%

Exchange Traded Funds—2.6%
iShares Russell 2000 Index Fund (a)	214,500	13,781,625

Total Mutual Funds (Identified Cost $16,093,582)		13,781,625

Short Term Investments — 31.7%

Discount Notes—1.5%
Federal Home Loan Bank 0.010%, 01/18/12	$2,125,000	2,124,732
Federal Home Loan Mortgage Corp. 0.010%, 12/27/11	475,000	474,977
Federal National Mortgage Association 0.010%, 10/12/11	4,200,000	4,199,921
0.010%, 12/07/11	350,000	349,977
0.010%, 02/06/12	800,000	799,866

		7,949,473

Security Description	Shares/Par Amount	Value

Mutual Funds—29.5%
State Street Navigator Securities Lending Prime Portfolio (e)	158,656,034	$158,656,034

U.S. Treasury—0.7%
U.S. Treasury Bills 0.010%, 11/03/11	$1,250,000	1,249,946
0.010%, 11/17/11	2,100,000	2,099,902
0.010%, 12/29/11	375,000	374,965

		3,724,813

Total Short Term Investments (Identified Cost $170,330,321)		170,330,320

Total Investments—129.2% (Identified Cost $758,057,691) (f)		694,097,927
Liabilities in excess of other assets		(156,945,864)

Net Assets—100.0%		$537,152,063

(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $149,560,170 and the collateral received consisted of cash in the amount of $158,656,034 and non-cash collateral with a value of $6,400. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	All or a portion of the security was pledged as collateral against open futures contracts.
(d)	Security was valued in good faith under procedures approved by the Board of Directors.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $759,378,405. The aggregate unrealized appreciation and depreciation of investments was $69,204,371 and $(134,484,849), respectively, resulting in net unrealized depreciation of $(65,280,478) for federal income tax purposes.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Futures Contracts
Futures Contracts-Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2011	Net Unrealized Depreciation
Russell 2000 Mini Index Futures	ICE Futures U.S.	12/16/2011	181	$12,227,980	$11,611,150	$(616,830)

MSF-196

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$509,985,982	$—	$—	$509,985,982
Total Mutual Funds*	13,781,625	—	—	13,781,625
Short Term Investments
Discount Notes	—	7,949,473	—	7,949,473
Mutual Funds	158,656,034	—	—	158,656,034
U.S. Treasury	—	3,724,813	—	3,724,813
Total Short Term Investments	158,656,034	11,674,286	—	170,330,320
Total Investments	$682,423,641	$11,674,286	$—	$694,097,927

Futures Contracts**
Futures Contracts Long (Net Unrealized Depreciation)	$(616,830)	$—	$—	$(616,830)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures contracts are valued based on the unrealized appreciation/depreciation of the instrument.

MSF-197

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—98.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
Precision Castparts Corp.	102,600	$15,950,196
The Boeing Co.	151,100	9,143,061

		25,093,257

Air Freight & Logistics—2.9%
Expeditors International of Washington, Inc.	159,100	6,451,505
FedEx Corp.	229,300	15,519,024
United Parcel Service, Inc. (Class B)	152,800	9,649,320

		31,619,849

Auto Components—0.3%
Johnson Controls, Inc. (a)	140,400	3,702,348

Automobiles—0.3%
Harley-Davidson, Inc. (a)	92,000	3,158,360

Beverages—0.4%
Hansen Natural Corp. (b)	51,400	4,486,706

Biotechnology—1.5%
Alexion Pharmaceuticals, Inc. (b)	57,640	3,692,418
Biogen Idec, Inc. (b)	51,100	4,759,965
Celgene Corp. (b)	85,417	5,289,021
Human Genome Sciences, Inc. (a) (b)	242,800	3,081,132

		16,822,536

Capital Markets—1.8%
Franklin Resources, Inc.	132,800	12,700,992
Invesco, Ltd.	421,400	6,535,914

		19,236,906

Chemicals—3.3%
Air Products & Chemicals, Inc.	60,800	4,643,296
Potash Corp. of Saskatchewan, Inc.	132,600	5,730,972
Praxair, Inc.	274,100	25,622,868

		35,997,136

Commercial Banks—0.5%
U.S. Bancorp (a)	229,200	5,395,368

Communications Equipment—3.4%
Juniper Networks, Inc. (b)	406,000	7,007,560
QUALCOMM, Inc.	624,900	30,388,887

		37,396,447

Computers & Peripherals—10.6%
Apple, Inc. (b)	271,600	103,528,488
EMC Corp. (b)	177,500	3,725,725
NetApp, Inc. (b)	146,200	4,962,028
SanDisk Corp. (b)	100,800	4,067,280

		116,283,521

Construction & Engineering—0.3%
Fluor Corp.	65,900	3,067,645

Security Description	Shares	Value

Consumer Finance—1.5%
American Express Co.	353,800	$15,885,620

Diversified Financial Services—1.5%
IntercontinentalExchange, Inc. (b)	83,400	9,862,884
JPMorgan Chase & Co.	228,600	6,885,432

		16,748,316

Electrical Equipment—1.5%
Babcock & Wilcox Co. (b)	129,050	2,522,928
Cooper Industries plc	101,600	4,685,792
Emerson Electric Co.	91,320	3,772,429
Roper Industries, Inc. (a)	74,100	5,106,231

		16,087,380

Electronic Equipment, Instruments & Components—1.4%
Corning, Inc. (a)	935,980	11,568,713
Trimble Navigation, Ltd. (a) (b)	121,780	4,085,719

		15,654,432

Energy Equipment & Services—3.0%
Cameron International Corp. (b)	192,200	7,983,988
FMC Technologies, Inc. (b)	275,800	10,370,080
Schlumberger, Ltd.	243,400	14,538,282

		32,892,350

Food & Staples Retailing—1.3%
Costco Wholesale Corp.	122,300	10,043,276
Whole Foods Market, Inc.	63,800	4,166,778

		14,210,054

Food Products—0.8%
Green Mountain Coffee Roasters, Inc. (a) (b)	94,900	8,820,006

Health Care Equipment & Supplies—1.6%
Baxter International, Inc.	65,300	3,665,942
Covidien plc	36,600	1,614,060
Edwards Lifesciences Corp. (b)	73,100	5,210,568
Stryker Corp. (a)	137,500	6,480,375

		16,970,945

Health Care Providers & Services—2.4%
AmerisourceBergen Corp.	104,100	3,879,807
Express Scripts, Inc. (b)	223,000	8,266,610
McKesson Corp.	194,300	14,125,610

		26,272,027

Hotels, Restaurants & Leisure—5.8%
Carnival plc (GBP) (b)	176,200	5,462,424
Chipotle Mexican Grill, Inc. (a) (b)	31,600	9,573,220
Ctrip.com International, Ltd. (ADR) (a)	173,500	5,579,760
Las Vegas Sands Corp. (b)	160,500	6,153,570
Marriott International, Inc. (a)	342,660	9,334,059
MGM Resorts International (a) (b)	307,500	2,856,675
Royal Caribbean Cruises, Ltd. (a) (b)	89,700	1,941,108
Starbucks Corp.	335,400	12,507,066
Starwood Hotels & Resorts Worldwide, Inc.	163,300	6,339,306

MSF-198

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Yum! Brands, Inc.	76,800	$3,793,152

		63,540,340

Industrial Conglomerates—0.8%
3M Co. (a)	79,500	5,707,305
McDermott International, Inc. (b)	291,400	3,135,464

		8,842,769

Internet & Catalog Retail—7.0%
Amazon.com, Inc. (b)	233,335	50,454,027
Liberty Media Interactive (Series A) (b)	259,800	3,837,246
priceline.com, Inc. (b)	50,930	22,890,998

		77,182,271

Internet Software & Services—9.4%
Baidu, Inc. (ADR) (b)	218,900	23,402,599
eBay, Inc. (b)	410,800	12,114,492
Facebook, Inc. (Class A) (Private Placement) (b) (c) (d)	89,484	2,787,167
Facebook, Inc. (Class B) (Private Placement) (b) (c) (d)	158,942	4,950,582
Google, Inc. (Class A) (b)	89,400	45,985,572
Mail.ru Group, Ltd. (GDR) (144A) (b) (d)	150,000	4,387,500
Tencent Holdings, Ltd. (HKD)	436,377	8,933,065
Twitter, Inc. (Private Placement) (b) (c) (d)	53,577	862,249

		103,423,226

IT Services—5.9%
Accenture plc	248,600	13,096,248
MasterCard, Inc.	88,800	28,163,808
Teradata Corp. (b)	78,500	4,202,105
The Western Union Co.	407,800	6,235,262
Visa, Inc. (Class A)	148,600	12,737,992

		64,435,415

Machinery—4.4%
Caterpillar, Inc.	41,800	3,086,512
Cummins, Inc.	61,500	5,022,090
Danaher Corp.	741,000	31,077,540
Deere & Co.	72,300	4,668,411
Joy Global, Inc.	73,800	4,603,644

		48,458,197

Media—0.9%
Discovery Communications, Inc. (a) (b)	61,100	2,298,582
The Walt Disney Co.	264,046	7,963,627

		10,262,209

Metals & Mining—1.1%
BHP Billiton, Ltd. (AUD)	234,735	7,853,066
Freeport-McMoRan Copper & Gold, Inc.	130,300	3,967,635

		11,820,701

Oil, Gas & Consumable Fuels—3.4%
Cimarex Energy Co. (a)	43,600	2,428,520
Continental Resources, Inc. (a) (b)	109,400	5,291,678

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
EOG Resources, Inc.	130,600	$9,273,906
Occidental Petroleum Corp.	156,500	11,189,750
Peabody Energy Corp.	130,700	4,428,116
Suncor Energy, Inc.	180,900	4,602,096

		37,214,066

Pharmaceuticals—0.9%
Allergan, Inc.	79,300	6,532,734
Valeant Pharmaceuticals International, Inc. (b)	99,300	3,686,016

		10,218,750

Real Estate Management & Development—0.3%
CBRE Group, Inc. (b)	239,700	3,226,362

Road & Rail—1.5%
Kansas City Southern (b)	108,900	5,440,644
Union Pacific Corp.	137,900	11,262,293

		16,702,937

Semiconductors & Semiconductor Equipment—0.9%
Broadcom Corp.	246,516	8,206,518
NXP Semiconductor NV (a) (b)	147,000	2,075,640

		10,282,158

Software—2.3%
Autodesk, Inc. (b)	192,000	5,333,760
Nuance Communications, Inc. (a) (b)	208,200	4,238,952
Red Hat, Inc. (b)	147,400	6,229,124
Rovi Corp. (a) (b)	106,500	4,577,370
Salesforce.com, Inc. (b)	40,300	4,605,484

		24,984,690

Specialty Retail—1.6%
AutoZone, Inc. (b)	19,150	6,112,489
CarMax, Inc. (a) (b)	269,200	6,420,420
Ross Stores, Inc.	69,400	5,461,086

		17,993,995

Textiles, Apparel & Luxury Goods—3.1%
Coach, Inc.	76,958	3,988,733
Fossil, Inc. (b)	54,100	4,385,346
Nike, Inc.	163,600	13,989,436
Prada S.p.A. (HKD) (b)	1,069,300	4,440,392
Ralph Lauren Corp. (a)	54,500	7,068,650

		33,872,557

Trading Companies & Distributors—1.7%
Fastenal Co. (a)	428,600	14,263,808
W.W. Grainger, Inc. (a)	29,600	4,426,384

		18,690,192

Wireless Telecommunication Services—4.5%
American Tower Corp. (b)	440,000	23,672,000
Crown Castle International Corp. (b)	630,678	25,649,674

		49,321,674

Total Common Stock (Identified Cost $1,041,179,447)		1,076,273,718

MSF-199

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Convertible Preferred Stock—0.7%

Security Description	Shares	Value

Internet Software & Services—0.7%
Groupon, Inc. (Series G) (Private Placement) (b) (c) (d)	64,552	$3,924,762
Twitter, Inc. (Series A) (Private Placement) (b) (c) (d)	139	2,237
Twitter, Inc. (Series B) (Private Placement) (b) (c) (d)	2,171	34,939
Twitter, Inc. (Series C) (Private Placement) (b) (c) (d)	558	8,980
Twitter, Inc. (Series D) (Private Placement) (b) (c) (d)	20,565	330,966
Twitter, Inc. (Series G2) (Private Placement) (b) (c) (d)	85,204	1,371,242
Zynga, Inc. (Series C) (Private Placement) (b) (c) (d)	156,234	2,191,825

Total Convertible Preferred Stock (Identified Cost $5,979,386)		7,864,951

Short Term Investments—8.0%

Mutual Funds—8.0%
State Street Navigator Securities Lending Prime Portfolio (e)	78,558,133	78,558,133
T. Rowe Price Reserve Investment Fund (f)	9,457,301	9,457,301

Total Short Term Investments (Identified Cost $88,015,434)		88,015,434

Total Investments—106.8% (Identified Cost $1,135,174,267) (g)		1,172,154,103
Liabilities in excess of other assets		(74,687,968)

Net Assets—100.0%		$1,097,466,135

(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $73,794,799 and the collateral received consisted of cash in the amount of $78,558,133. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Security was valued in good faith under procedures approved by the Board of Directors.
(d)	Illiquid security. Resale is restricted to qualified institutional investors.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	Affiliated Issuer. See below.
(g)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $1,135,174,267. The aggregate unrealized appreciation and depreciation of investments was $149,018,068 and $(112,038,232), respectively, resulting in net unrealized appreciation of $36,979,836 for federal income tax purposes.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depository Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2011, the market value of 144A securities was $4,387,500, which is 0.4% of net assets.
(AUD)—	Australian Dollar
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar

Transactions in Affiliated Issuer
Security Description	Number of Shares Held at December 31, 2010	Shares Purchased Since December 31, 2010	Shares Sold Since December 31, 2010	Number of Shares Held at September 30, 2011	Realized Gain/Loss on Shares Sold	Income For Period Ended September 30, 2011
T. Rowe Price Reserve Investment Fund	7,516,158	112,695,559	110,754,416	9,457,301	$0	$7,372

MSF-200

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$25,093,257	$—	$—	$25,093,257
Air Freight & Logistics	31,619,849	—	—	31,619,849
Auto Components	3,702,348	—	—	3,702,348
Automobiles	3,158,360	—	—	3,158,360
Beverages	4,486,706	—	—	4,486,706
Biotechnology	16,822,536	—	—	16,822,536
Capital Markets	19,236,906	—	—	19,236,906
Chemicals	35,997,136	—	—	35,997,136
Commercial Banks	5,395,368	—	—	5,395,368
Communications Equipment	37,396,447	—	—	37,396,447
Computers & Peripherals	116,283,521	—	—	116,283,521
Construction & Engineering	3,067,645	—	—	3,067,645
Consumer Finance	15,885,620	—	—	15,885,620
Diversified Financial Services	16,748,316	—	—	16,748,316
Electrical Equipment	16,087,380	—	—	16,087,380
Electronic Equipment, Instruments & Components	15,654,432	—	—	15,654,432
Energy Equipment & Services	32,892,350	—	—	32,892,350
Food & Staples Retailing	14,210,054	—	—	14,210,054
Food Products	8,820,006	—	—	8,820,006
Health Care Equipment & Supplies	16,970,945	—	—	16,970,945
Health Care Providers & Services	26,272,027	—	—	26,272,027
Hotels, Restaurants & Leisure	58,077,916	5,462,424	—	63,540,340
Industrial Conglomerates	8,842,769	—	—	8,842,769
Internet & Catalog Retail	77,182,271	—	—	77,182,271
Internet Software & Services	81,502,663	13,320,565	8,599,998	103,423,226
IT Services	64,435,415	—	—	64,435,415
Machinery	48,458,197	—	—	48,458,197
Media	10,262,209	—	—	10,262,209
Metals & Mining	3,967,635	7,853,066	—	11,820,701
Oil, Gas & Consumable Fuels	37,214,066	—	—	37,214,066
Pharmaceuticals	10,218,750	—	—	10,218,750
Real Estate Management & Development	3,226,362	—	—	3,226,362
Road & Rail	16,702,937	—	—	16,702,937
Semiconductors & Semiconductor Equipment	10,282,158	—	—	10,282,158
Software	24,984,690	—	—	24,984,690
Specialty Retail	17,993,995	—	—	17,993,995
Textiles, Apparel & Luxury Goods	29,432,165	4,440,392	—	33,872,557
Trading Companies & Distributors	18,690,192	—	—	18,690,192

MSF-201

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Wireless Telecommunication Services	$49,321,674	$—	$—	$49,321,674
Total Common Stock	1,036,597,273	31,076,447	8,599,998	1,076,273,718
Total Convertible Preferred Stock*	—	—	7,864,951	7,864,951
Total Short Term Investments*	88,015,434	—	—	88,015,434
Total Investments	$1,124,612,707	$31,076,447	$16,464,949	$1,172,154,103

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock	Total
Balance as of December 31, 2010	$0	$2,039,198	$2,039,198
Transfers Into Level 3	0	0	0
Transfers Out of Level 3	0	0	0
Realized Gain (Loss)	0	0	0
Change in unrealized appreciation	975,786	1,885,565	2,861,351
Security Purchases	7,624,212	3,940,188	11,564,400
Security Sales	0	0	0

Balance as of September 30, 2011	$8,599,998	$7,864,951	$16,464,949

The change in unrealized appreciation on investments held at September 30, 2011 was $2,861,351.

MSF-202

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—99.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.6%
Esterline Technologies Corp. (a)	40,100	$2,078,784
GenCorp, Inc. (a) (b)	81,400	365,486
Heico Corp. (Class A)	71,968	2,422,443
Hexcel Corp. (a) (b)	87,200	1,932,352
TransDigm Group, Inc. (a)	56,200	4,589,854
Triumph Group, Inc. (b)	24,900	1,213,626

		12,602,545

Air Freight & Logistics—0.5%
HUB Group, Inc. (a) (b)	36,300	1,026,201
UTi Worldwide, Inc.	102,100	1,331,384

		2,357,585

Airlines—0.1%
Allegiant Travel Co. (a) (b)	7,700	362,901

Auto Components—1.0%
Dana Holding Corp. (a)	126,900	1,332,450
Gentex Corp. (b)	47,600	1,144,780
Tenneco, Inc. (a) (b)	71,300	1,825,993
TRW Automotive Holdings Corp. (a)	18,000	589,140

		4,892,363

Beverages—0.6%
Boston Beer Co., Inc. (a) (b)	40,187	2,921,595

Biotechnology—7.3%
Acorda Therapeutics, Inc. (a) (b)	37,700	752,492
Alexion Pharmaceuticals, Inc. (a)	56,000	3,587,360
Alkermes plc (a) (b)	87,000	1,327,620
Alnylam Pharmaceuticals, Inc. (a) (b)	19,700	129,429
AMAG Pharmaceuticals, Inc. (a) (b)	19,900	293,724
Arqule, Inc. (a) (b)	55,000	277,750
BioMarin Pharmaceutical, Inc. (a) (b)	86,900	2,769,503
Cepheid, Inc. (a) (b)	81,600	3,168,528
Cubist Pharmaceuticals, Inc. (a) (b)	61,600	2,175,712
Exelixis, Inc. (a) (b)	234,200	1,278,732
Human Genome Sciences, Inc. (a)	76,000	964,440
Idenix Pharmaceuticals, Inc. (a) (b)	75,400	376,246
Incyte Corp., Ltd. (a) (b)	175,100	2,446,147
InterMune, Inc. (a) (b)	52,500	1,060,500
Lexicon Pharmaceuticals, Inc. (a) (b)	98,100	90,242
Momenta Pharmaceuticals, Inc. (a)	34,300	394,450
NPS Pharmaceuticals, Inc. (a) (b)	37,300	242,823
Onyx Pharmaceuticals, Inc. (a)	52,600	1,578,526
Pharmasset, Inc. (a)	55,900	4,604,483
Regeneron Pharmaceuticals, Inc. (a) (b)	58,900	3,427,980
Rigel Pharmaceuticals, Inc. (a) (b)	36,400	267,904
Savient Pharmaceuticals, Inc. (a) (b)	44,800	183,680
Seattle Genetics, Inc. (a) (b)	63,500	1,210,310
Theravance, Inc. (a) (b)	53,300	1,073,462
United Therapeutics Corp. (a)	47,400	1,777,026

		35,459,069

Capital Markets—0.9%
Affiliated Managers Group, Inc. (a)	20,049	1,564,824
Cohen & Steers, Inc. (b)	9,200	264,500

Security Description	Shares	Value

Capital Markets—(Continued)
E*TRADE Financial Corp. (a)	156,260	$1,423,529
Stifel Financial Corp. (a) (b)	44,950	1,193,872

		4,446,725

Chemicals—2.6%
Intrepid Potash, Inc. (a)	40,100	997,287
Koppers Holdings, Inc. (b)	26,400	676,104
NewMarket Corp. (b)	10,700	1,625,009
Rockwood Holdings, Inc. (a)	87,900	2,961,351
Senomyx, Inc. (a) (b)	51,000	179,010
Solutia, Inc. (a)	128,100	1,646,085
Stepan Co. (b)	25,027	1,681,314
W.R. Grace & Co. (a)	87,700	2,920,410

		12,686,570

Commercial Banks—1.1%
Signature Bank (a) (b)	51,200	2,443,776
SVB Financial Group (a) (b)	39,300	1,454,100
Texas Capital Bancshares, Inc. (a) (b)	59,800	1,366,430

		5,264,306

Commercial Services & Supplies—2.7%
ACCO Brands Corp. (a) (b)	67,700	322,929
Cenveo, Inc. (a) (b)	82,500	248,325
Clean Harbors, Inc. (a) (b)	111,700	5,730,210
Rollins, Inc. (b)	77,350	1,447,218
Team, Inc. (a) (b)	34,000	713,320
The Brink’s Co.	24,400	568,764
U.S. Ecology, Inc. (b)	29,600	457,912
Waste Connections, Inc. (b)	109,100	3,689,762

		13,178,440

Communications Equipment—2.6%
Acme Packet, Inc. (a)	27,200	1,158,448
ADTRAN, Inc. (b)	46,400	1,227,744
Arris Group, Inc. (a)	19,100	196,730
Aruba Networks, Inc. (a) (b)	94,700	1,980,177
DG FastChannel, Inc. (a) (b)	89,600	1,518,720
JDS Uniphase Corp. (a)	180,000	1,794,600
Plantronics, Inc. (b)	63,900	1,817,955
Polycom, Inc. (a)	120,086	2,205,980
Riverbed Technology, Inc. (a)	32,400	646,704

		12,547,058

Computers & Peripherals—0.3%
Synaptics, Inc. (a) (b)	59,300	1,417,270

Construction & Engineering—0.2%
MYR Group, Inc. (a) (b)	48,300	852,012

Consumer Finance—0.4%
World Acceptance Corp. (a)	36,600	2,047,770

Containers & Packaging—0.4%
Rock-Tenn Co. (b)	44,300	2,156,524

MSF-203

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Distributors—0.4%
LKQ Corp. (a) (b)	29,400	$710,304
Pool Corp. (b)	49,100	1,285,438

		1,995,742

Diversified Consumer Services—1.6%
American Public Education, Inc. (a) (b)	70,200	2,386,800
Matthews International Corp. (b)	9,700	298,372
Sotheby’s (b)	59,200	1,632,144
Steiner Leisure, Ltd. (a) (b)	32,400	1,320,948
Weight Watchers International, Inc. (b)	38,900	2,265,925

		7,904,189

Diversified Financial Services—1.0%
MSCI, Inc. (a) (b)	47,678	1,446,074
NewStar Financial, Inc. (a) (b)	139,300	1,301,062
Portfolio Recovery Associates, Inc. (a) (b)	33,600	2,090,592

		4,837,728

Diversified Telecommunication Services—0.7%
Premiere Global Services, Inc. (a) (b)	62,200	399,324
tw telecom, inc. (a)	169,300	2,796,836

		3,196,160

Electrical Equipment—1.8%
Acuity Brands, Inc. (b)	64,100	2,310,164
General Cable Corp. (a) (b)	24,200	565,070
II-VI, Inc. (a)	103,900	1,818,250
Thomas & Betts Corp. (a)	59,400	2,370,654
Woodward Governor Co. (b)	67,400	1,846,760

		8,910,898

Electronic Equipment, Instruments & Components—1.4%
Anixter International, Inc. (a) (b)	46,300	2,196,472
Coherent, Inc. (a) (b)	37,100	1,593,816
CyberOptics Corp. (a)	69,137	546,182
Dolby Laboratories, Inc. (Class A) (a) (b)	9,500	260,680
Itron, Inc. (a) (b)	27,700	817,150
Power-One, Inc. (a) (b)	117,800	530,100
Rofin-Sinar Technologies, Inc. (a) (b)	31,800	610,560
Trimble Navigation, Ltd. (a)	14,500	486,475

		7,041,435

Energy Equipment & Services—3.4%
Atwood Oceanics, Inc. (a)	38,000	1,305,680
Complete Production Services, Inc. (a) (b)	65,900	1,242,215
Core Laboratories NV	28,600	2,569,138
Dawson Geophysical Co. (a) (b)	9,200	216,936
Dril-Quip, Inc. (a) (b)	25,500	1,374,705
Gulf Island Fabrication, Inc. (b)	30,200	624,536
ION Geophysical Corp. (a) (b)	94,700	447,931
Lufkin Industries, Inc. (b)	25,000	1,330,250
Oceaneering International, Inc.	44,200	1,562,028
Oil States International, Inc. (a)	39,100	1,990,972
Superior Energy Services, Inc. (a) (b)	78,100	2,049,344
Tesco Corp. (a) (b)	65,600	760,960
Tetra Technologies, Inc. (a) (b)	64,300	496,396

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Unit Corp. (a)	20,500	$756,860

		16,727,951

Food Products—1.2%
J&J Snack Foods Corp. (b)	45,800	2,200,690
TreeHouse Foods, Inc. (a) (b)	56,000	3,463,040

		5,663,730

Health Care Equipment & Supplies—3.3%
ArthroCare Corp. (a) (b)	59,200	1,703,184
Edwards Lifesciences Corp. (a)	8,700	620,136
HeartWare International, Inc. (a) (b)	15,800	1,017,678
IDEXX Laboratories, Inc. (a) (b)	34,000	2,344,980
Integra LifeSciences Holdings Corp. (a) (b)	26,400	944,328
Masimo Corp. (a) (b)	37,200	805,380
Meridian Bioscience, Inc. (b)	49,900	785,426
Orthofix International NV (a) (b)	47,400	1,635,774
Sirona Dental Systems, Inc. (a)	70,200	2,977,182
Thoratec Corp. (a) (b)	52,200	1,703,808
Volcano Corp. (a) (b)	50,600	1,499,278

		16,037,154

Health Care Providers & Services—4.4%
Alliance HealthCare Services, Inc. (a) (b)	59,100	67,374
Amedisys, Inc. (a) (b)	33,233	492,513
Catalyst Health Solutions, Inc. (a)	48,000	2,769,120
Centene Corp. (a) (b)	60,600	1,737,402
Chemed Corp. (b)	23,500	1,291,560
Corvel Corp. (a) (b)	33,900	1,440,750
Gentiva Health Services, Inc. (a)	46,100	254,472
Healthsouth Corp. (a) (b)	75,100	1,121,243
Healthspring, Inc. (a) (b)	64,400	2,348,024
HMS Holdings Corp. (a) (b)	125,700	3,065,823
Mednax, Inc. (a)	20,500	1,284,120
MWI Veterinary Supply, Inc. (a) (b)	14,900	1,025,418
PharMerica Corp. (a) (b)	30,900	440,943
PSS World Medical, Inc. (a) (b)	61,200	1,205,028
Team Health Holdings, Inc. (a) (b)	70,900	1,164,178
Tenet Healthcare Corp. (a)	372,300	1,537,599
VCA Antech, Inc. (a) (b)	22,900	365,942

		21,611,509

Health Care Technology—0.3%
Allscripts Heathcare Solutions, Inc. (a) (b)	94,020	1,694,240

Hotels, Restaurants & Leisure—2.1%
CEC Entertainment, Inc. (a) (b)	19,500	555,165
Choice Hotels International, Inc. (b)	26,400	784,608
Denny’s Corp. (a) (b)	275,400	917,082
P.F. Chang’s China Bistro, Inc. (b)	15,500	422,220
Panera Bread Co. (a) (b)	48,600	5,051,484
Red Robin Gourmet Burgers, Inc. (a) (b)	15,500	373,395
The Cheesecake Factory, Inc. (a) (b)	54,800	1,350,820
WMS Industries, Inc. (a) (b)	52,650	926,114

		10,380,888

MSF-204

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Durables—0.8%
Tempur-Pedic International, Inc. (a) (b)	74,700	$3,929,967

Household Products—0.2%
Church & Dwight Co., Inc.	17,600	777,920

Insurance—0.5%
Amtrust Financial Services, Inc. (b)	53,700	1,195,362
HCC Insurance Holdings, Inc.	24,600	665,430
StanCorp Financial Group, Inc. (b)	19,400	534,858

		2,395,650

Internet & Catalog Retail—1.0%
HSN, Inc. (a) (b)	79,800	2,643,774
Shutterfly, Inc. (a) (b)	58,900	2,425,502

		5,069,276

Internet Software & Services—1.9%
Ancestry.com, Inc. (a)	25,600	601,600
j2 Global Communications, Inc. (a) (b)	57,700	1,552,130
MercadoLibre, Inc. (a)	31,600	1,698,500
Perficient, Inc. (a) (b)	66,200	484,584
RealNetworks, Inc. (a) (b)	44,449	374,705
SINA Corp. (a) (b)	7,800	558,558
Sohu.com, Inc. (a) (b)	25,900	1,248,380
ValueClick, Inc. (a) (b)	81,600	1,269,696
WebMD Health Corp. (a)	52,200	1,573,830

		9,361,983

IT Services—4.0%
CACI International, Inc. (a) (b)	4,800	239,712
Cardtronics, Inc. (a)	90,800	2,081,136
Gartner, Inc. (Class A) (a)	132,600	4,623,762
Genpact, Ltd. (a)	26,100	375,579
Global Payments, Inc. (b)	25,420	1,026,714
Heartland Payment Systems, Inc. (b)	82,260	1,622,167
MAXIMUS, Inc.	94,500	3,298,050
NCI, Inc. (a) (b)	58,869	702,307
TeleTech Holdings, Inc. (a)	57,800	880,872
TNS, Inc. (a) (b)	28,018	526,739
Unisys Corp. (a)	27,409	430,047
VeriFone Systems, Inc. (a)	56,500	1,978,630
Wright Express Corp. (a) (b)	43,300	1,647,132

		19,432,847

Leisure Equipment & Products—1.1%
Brunswick Corp. (b)	93,600	1,314,144
Polaris Industries, Inc. (b)	85,000	4,247,450

		5,561,594

Life Sciences Tools & Services—1.2%
Bio-Rad Laboratories, Inc. (a)	16,100	1,461,397
Bruker Corp. (a)	129,300	1,749,429
Illumina, Inc. (a) (b)	19,800	810,216
Mettler-Toledo International, Inc. (a) (b)	8,500	1,189,660
Parexel International Corp. (a) (b)	46,600	882,138

		6,092,840

Security Description	Shares	Value

Machinery—6.2%
3D Systems Corp. (a) (b)	59,000	$825,410
Actuant Corp. (b)	97,000	1,915,750
Chart Industries, Inc. (a) (b)	26,900	1,134,373
Gardner Denver, Inc.	74,600	4,740,830
Graco, Inc. (b)	59,400	2,027,916
IDEX Corp. (b)	72,700	2,265,332
John Bean Technologies Corp. (b)	30,800	439,208
Meritor, Inc. (a) (b)	105,000	741,300
Middleby Corp. (a) (b)	34,800	2,452,008
NACCO Industries, Inc.	12,000	760,800
Nordson Corp. (b)	84,700	3,365,978
Robbins & Myers, Inc.	43,800	1,520,298
Toro Co. (b)	53,100	2,616,237
Valmont Industries, Inc. (b)	35,000	2,727,900
Wabtec Corp.	51,600	2,728,092

		30,261,432

Marine—0.7%
Kirby Corp. (a) (b)	66,500	3,500,560

Media—1.5%
CTC Media, Inc. (a)	50,400	448,560
John Wiley & Sons, Inc.	42,300	1,878,966
Knology, Inc. (a) (b)	35,700	463,386
Liberty Capital Group (Class A) (a)	16,200	1,071,144
Madison Square Garden, Inc. (a)	102,600	2,339,280
National CineMedia, Inc. (b)	35,200	510,752
SIRIUS XM Radio, Inc. (a) (b)	390,326	589,392

		7,301,480

Metals & Mining—1.5%
Allied Nevada Gold Corp. (a) (b)	72,800	2,606,968
Carpenter Technology Corp.	19,100	857,399
Compass Minerals International, Inc.	18,800	1,255,464
Royal Gold, Inc.	22,300	1,428,538
Stillwater Mining Co. (a) (b)	131,300	1,116,050

		7,264,419

Multiline Retail—0.5%
Big Lots, Inc. (a)	63,100	2,197,773

Oil, Gas & Consumable Fuels—3.5%
Bill Barrett Corp. (a) (b)	36,900	1,337,256
Clayton Williams Energy, Inc. (a) (b)	47,600	2,037,756
Contango Oil & Gas Co. (a) (b)	47,800	2,615,138
Gran Tierra Energy, Inc. (a) (b)	180,800	862,416
Northern Oil & Gas, Inc. (a) (b)	113,800	2,206,582
Oasis Petroleum, Inc. (a) (b)	72,400	1,616,692
Patriot Coal Corp. (a) (b)	92,900	785,934
Rosetta Resources, Inc. (a) (b)	54,800	1,875,256
SM Energy Co.	59,400	3,602,610

		16,939,640

Paper & Forest Products—0.4%
Clearwater Paper Corp. (a) (b)	27,000	917,460
KapStone Paper & Packaging Corp. (a) (b)	77,000	1,069,530

		1,986,990

MSF-205

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Personal Products—0.6%
Herbalife, Ltd.	52,500	$2,814,000

Pharmaceuticals—1.8%
Akorn, Inc. (a) (b)	146,900	1,147,289
Auxilium Pharmaceuticals, Inc. (a)	38,300	574,117
AVANIR Pharmaceuticals, Inc. (a) (b)	166,700	476,762
Cadence Pharmaceuticals, Inc. (a) (b)	32,400	212,220
MAP Pharmaceuticals, Inc. (a) (b)	25,200	368,424
Nektar Therapeutics (a) (b)	64,200	311,370
Par Pharmaceutical Cos., Inc. (a) (b)	46,800	1,245,816
Salix Pharmaceuticals, Ltd. (a) (b)	50,400	1,491,840
The Medicines Co. (a) (b)	83,100	1,236,528
Viropharma, Inc. (a)	87,800	1,586,546
XenoPort, Inc. (a)	25,200	148,680

		8,799,592

Professional Services—1.3%
Huron Consulting Group, Inc. (a) (b)	63,200	1,967,416
IHS, Inc. (a)	8,400	628,404
Korn/Ferry International (a) (b)	35,600	433,964
The Advisory Board Co. (a) (b)	37,500	2,419,875
Towers Watson & Co.	11,800	705,404

		6,155,063

Real Estate Investment Trusts—0.9%
DuPont Fabros Technology, Inc. (b)	44,700	880,143
Sabra Healthcare REIT, Inc. (b)	20,033	191,115
Strategic Hotels & Resorts, Inc. (a)	164,100	707,271
Taubman Centers, Inc.	47,700	2,399,787

		4,178,316

Real Estate Management & Development—0.8%
Altisource Portfolio Solutions S.A. (a)	35,400	1,252,806
Forest City Enterprises, Inc. (a) (b)	126,900	1,352,754
Jones Lang LaSalle, Inc.	22,500	1,165,725

		3,771,285

Road & Rail—1.5%
Avis Budget Group, Inc. (a) (b)	85,000	821,950
Landstar System, Inc.	48,200	1,906,792
Old Dominion Freight Line, Inc. (a) (b)	84,100	2,436,377
RailAmerica, Inc. (a) (b)	158,200	2,061,346

		7,226,465

Semiconductors & Semiconductor Equipment—3.6%
Advanced Energy Industries, Inc. (a) (b)	32,700	281,874
Amkor Technology, Inc. (a) (b)	198,600	865,896
Atmel Corp. (a)	158,400	1,278,288
Cabot Microelectronics Corp. (a) (b)	19,300	663,727
Cavium, Inc. (a) (b)	46,700	1,261,367
Cymer, Inc. (a) (b)	29,200	1,085,656
Cypress Semiconductor Corp. (a) (b)	141,000	2,110,770
Diodes, Inc. (a) (b)	81,400	1,458,688
Hittite Microwave Corp. (a) (b)	30,100	1,465,870
Micrel, Inc. (b)	89,200	844,724
Microsemi Corp. (a)	77,600	1,240,048
PMC-Sierra, Inc. (a) (b)	87,300	522,054

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Semtech Corp. (a) (b)	58,000	$1,223,800
Silicon Laboratories, Inc. (a) (b)	48,200	1,615,182
TriQuint Semiconductor, Inc. (a) (b)	165,600	831,312
Veeco Instruments, Inc. (a)	39,900	973,560

		17,722,816

Software—10.7%
Actuate Corp. (a) (b)	62,919	347,313
Advent Software, Inc. (a) (b)	66,400	1,384,440
ANSYS, Inc. (a)	19,730	967,559
Ariba, Inc. (a) (b)	95,300	2,640,763
AsiaInfo Holdings, Inc. (a) (b)	38,300	282,654
Blackboard, Inc. (a) (b)	59,100	2,639,406
CommVault Systems, Inc. (a)	71,100	2,634,966
Concur Technologies, Inc. (a) (b)	54,000	2,009,880
Ebix, Inc. (a) (b)	74,600	1,096,620
FactSet Research Systems, Inc. (b)	27,200	2,419,984
Fortinet, Inc. (a)	156,700	2,632,560
Informatica Corp. (a)	109,700	4,492,215
Jack Henry & Associates, Inc. (b)	26,000	753,480
Kenexa Corp. (a) (b)	65,400	1,022,856
MICROS Systems, Inc. (a) (b)	91,600	4,022,156
Monotype Imaging Holdings, Inc. (a) (b)	68,505	830,966
Netscout Systems, Inc. (a) (b)	95,800	1,094,036
Opnet Technologies, Inc. (b)	70,200	2,450,682
Parametric Technology Corp. (a)	84,500	1,299,610
Progress Software Corp. (a) (b)	38,600	677,430
Quest Software, Inc. (a) (b)	71,700	1,138,596
RealD, Inc. (a)	29,200	273,020
Rovi Corp. (a)	58,500	2,514,330
Solera Holdings, Inc.	69,100	3,489,550
Taleo Corp. (a) (b)	49,370	1,269,796
TIBCO Software, Inc. (a) (b)	190,600	4,267,534
Ultimate Software Group, Inc. (a) (b)	70,000	3,270,400

		51,922,802

Specialty Retail—4.6%
Aaron’s, Inc. (b)	86,700	2,189,175
Aeropostale, Inc. (a) (b)	50,725	548,337
Ascena Retail Group, Inc. (a) (b)	93,200	2,522,924
Guess?, Inc.	31,500	897,435
Hibbett Sports, Inc. (a) (b)	34,650	1,174,289
JOS A. Bank Clothiers, Inc. (a) (b)	50,700	2,364,141
Monro Muffler Brake, Inc. (b)	117,200	3,864,084
Sally Beauty Holdings, Inc. (a) (b)	231,400	3,841,240
The Children’s Place Retail Stores, Inc. (a) (b)	21,500	1,000,395
Tractor Supply Co.	62,500	3,909,375

		22,311,395

Textiles, Apparel & Luxury Goods—2.6%
Deckers Outdoor Corp. (a) (b)	45,600	4,252,656
Fossil, Inc. (a)	31,949	2,589,786
Hanesbrands, Inc. (a)	37,200	930,372
Iconix Brand Group, Inc. (a) (b)	88,700	1,401,460
PVH Corp.	32,900	1,916,096
The Warnaco Group, Inc. (a) (b)	39,400	1,815,946

		12,906,316

MSF-206

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—0.1%
MGIC Investment Corp. (a) (b)	63,500	$118,745
Radian Group, Inc.	58,300	127,677

		246,422

Trading Companies & Distributors—0.7%
Beacon Roofing Supply, Inc. (a) (b)	71,100	1,136,889
RSC Holdings, Inc. (a) (b)	137,300	978,949
United Rentals, Inc. (a) (b)	78,200	1,316,888

		3,432,726

Wireless Telecommunication Services—0.3%
SBA Communications Corp. (a)	38,700	1,334,376

Total Common Stock (Identified Cost $472,277,869)		484,090,302

Short Term Investments—30.0%

Mutual Funds—30.0%
State Street Navigator Securities Lending Prime Portfolio (c)	142,974,604	142,974,604
T. Rowe Price Reserve Investment Fund (d)	3,245,655	3,245,655

Total Short Term Investments (Identified Cost $146,220,259)		146,220,259

Total Investments—129.4% (Identified Cost $618,498,128) (e)		630,310,561
Liabilities in excess of other assets		(143,167,025)

Net Assets—100.0%		$487,143,536

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $135,161,117 and the collateral received consisted of cash in the amount of $142,974,604 and non-cash collateral with a value of $82,857. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	Affiliated Issuer. See below.
(e)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $618,818,104. The aggregate unrealized appreciation and depreciation of investments was $78,635,245 and $(67,142,788), respectively, resulting in net unrealized appreciation of $11,492,457 for federal income tax purposes.

Transactions in Affiliated Issuer
Security Description	Number of Shares Held at December 31, 2010	Shares Purchased Since December 31, 2010	Shares Sold Since December 31, 2010	Number of Shares Held at September 30, 2011	Realized Gain/Loss on Shares Sold	Income For Period Ended September 30, 2011
T. Rowe Price Reserve Investment Fund	5,613,248	97,420,152	99,787,745	3,245,655	$0	$6,450

MSF-207

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$484,090,302	$—	$—	$484,090,302
Total Short Term Investments*	146,220,259	—	—	146,220,259
Total Investments	$630,310,561	$—	$—	$630,310,561

*	See Schedule of Investments for additional detailed categorizations.

MSF-208

Metropolitan Series Fund, Inc.

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—86.0% of Net Assets

Security Description	Shares	Value

Brazil—0.8%
Petroleo Brasileiro S.A. (ADR)	238,300	$5,349,835

Canada—16.8%
Agnico-Eagle Mines, Ltd.	212,900	12,671,808
First Quantum Minerals, Ltd.	834,100	11,198,937
Goldcorp, Inc.	324,100	14,791,924
IAMGOLD Corp.	977,100	19,327,038
Kinross Gold Corp.	1,078,804	15,944,723
Osisko Mining Corp. (a)	964,100	12,313,385
Osisko Mining Corp. (Additional Share Issue) (a)	100,300	1,269,794
Pacific Rubiales Energy Corp. (a)	544,900	11,642,714
Potash Corp. of Saskatchewan, Inc.	309,800	13,389,556
Teck Resources, Ltd.	185,900	5,426,421

		117,976,300

Channel Islands—1.8%
Randgold Resources, Ltd. (ADR) (b)	130,300	12,602,616

China—0.6%
Yanzhou Coal Mining Co., Ltd.	1,865,100	3,921,389

Norway—1.7%
SeaDrill, Ltd. (b)	436,900	12,167,665

United Kingdom—6.7%
Afren plc (a)	3,866,989	4,858,890
African Minerals, Ltd. (a) (b)	118,152	704,058
Antofagasta plc	184,300	2,621,647
BHP Billiton plc	451,200	11,978,113
Ensco plc (ADR)	171,700	6,941,831
Heritage Oil plc (a) (b)	468,700	1,683,574
Vendeta Resources plc (b)	193,800	3,306,293
Xstrata plc	1,224,900	15,390,560

		47,484,966

United States—57.6%
African Minerals, Ltd. (a)	412,448	2,466,571
Alpha Natural Resources, Inc. (a)	531,620	9,404,358
Anadarko Petroleum Corp.	444,050	27,997,353
Apache Corp.	104,900	8,417,176
Berry Petroleum Co. (b)	188,924	6,684,131
Brigham Exploration Co. (a)	473,400	11,958,084
Cabot Oil & Gas Corp.	143,000	8,853,130
Cameron International Corp. (a)	410,500	17,052,170
Cimarex Energy Co.	201,800	11,240,260
Cliffs Natural Resources, Inc.	98,500	5,040,245
Concho Resources, Inc. (a)	144,550	10,283,287
Consol Energy, Inc.	432,100	14,661,153
Cummins, Inc.	46,200	3,772,692
Diamond Offshore Drilling, Inc. (b)	252,600	13,827,324
Dril-Quip, Inc. (a)	198,600	10,706,526
Green Plains Renewable Energy, Inc. (a) (b)	98,600	919,938
Halliburton Co.	659,400	20,124,888
HollyFrontier Corp.	622,700	16,327,194
Jacobs Engineering Group, Inc. (a)	95,300	3,077,237
Key Energy Services, Inc. (a) (b)	292,300	2,773,927
Louisiana-Pacific Corp. (a) (b)	853,100	4,350,810
National Oilwell Varco, Inc.	133,900	6,858,358
Newfield Exploration Co. (a)	407,500	16,173,675

Security Description	Shares	Value

United States—(Continued)
Newmont Mining Corp.	481,400	$30,280,060
Noble Corp.	265,300	7,786,555
Noble Energy, Inc.	154,900	10,966,920
Occidental Petroleum Corp.	265,300	18,968,950
Peabody Energy Corp.	162,300	5,498,724
Pioneer Natural Resources Co. (b)	198,600	13,061,922
QEP Resources, Inc. (b)	220,800	5,977,056
Schlumberger, Ltd.	392,400	23,438,052
SM Energy Co.	62,000	3,760,300
Steel Dynamics, Inc.	348,000	3,452,160
Terex Corp. (b)	243,100	2,494,206
The Mosaic Co.	139,800	6,846,006
Weatherford International, Ltd. (a)	1,420,300	17,341,863
Western Refining, Inc. (a) (b)	595,800	7,423,668
Whiting Petroleum Corp. (a)	429,000	15,049,320

		405,316,249

Total Common Stock (Identified Cost $712,576,312)		604,819,020

Mutual Funds—2.5%

United States—2.5%
SPDR Gold Trust (a) (b)	112,800	17,831,424

Total Mutual Funds (Identified Cost $14,546,583)		17,831,424

Warrants—0.0%

Canada—0.0%
Kinross Gold Corp. (a)	29,480	69,231

Total Warrants (Identified Cost $140,490)		69,231

Short Term Investments—20.3%

United States—20.3%
AIM STIT-STIC Prime Portfolio	78,735,280	78,735,280
State Street Navigator Securities Lending Prime Portfolio (c)	63,990,938	63,990,938

Total Short Term Investments (Identified Cost $142,726,218)		142,726,218

Total Investments—108.8% (Identified Cost $869,989,603) (d)		765,445,893
Liabilities in excess of other assets		(62,070,076)

Net Assets—100.0%		$703,375,817

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $60,579,160 and the collateral received consisted of cash in the amount of $63,990,938. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.

MSF-209

Metropolitan Series Fund, Inc.

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

(d)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $869,989,603. The aggregate unrealized appreciation and depreciation of investments was $30,400,238 and $(134,943,948), respectively, resulting in net unrealized depreciation of $(104,543,710) for federal income tax purposes.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Largest Industries as of September 30, 2011	% of Net Assets
Oil, Gas & Consumable Fuels	35.7%
Metals & Mining	28.2%
Energy Equipment & Services	19.8%
Chemicals	2.9%
Machinery	0.9%
Paper & Forest Products	0.6%
Construction & Engineering	0.4%

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$5,349,835	$—	$—	$5,349,835
Canada	117,976,300	—	—	117,976,300
Channel Islands	12,602,616	—	—	12,602,616
China	—	3,921,389	—	3,921,389
Norway	—	12,167,665	—	12,167,665
United Kingdom	6,941,831	40,543,135	—	47,484,966
United States	405,316,249	—	—	405,316,249
Total Common Stock	548,186,831	56,632,189	—	604,819,020
Mutual Funds
United States	17,831,424	—	—	17,831,424
Warrants
Canada	69,231	—	—	69,231
Short Term Investments
United States	142,726,218	—	—	142,726,218
Total Investments	$708,813,704	$56,632,189	$—	$765,445,893

MSF-210

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Corporate Bonds & Notes—48.0% of Net Assets

Security Description	Par Amount	Value

Aerospace & Defense—0.3%
Raytheon Co. 3.125%, 10/15/20	$40,000	$39,834
The Boeing Co. 4.875%, 02/15/20	1,020,000	1,163,867
6.000%, 03/15/19	70,000	85,020
Triumph Group, Inc. 8.625%, 07/15/18	1,300,000	1,384,500

		2,673,221

Airlines—0.8%
Continental Airlines, Inc. (144A) 6.750%, 09/15/15	4,740,000	4,550,400
Delta Air Lines, Inc. 6.417%, 01/02/14 (a)	440,000	443,300
6.821%, 08/10/22	1,011,619	1,019,207
8.021%, 02/10/24 (a)	881,965	859,915
Delta Air Lines, Inc. (144A) 9.500%, 09/15/14 (a)	380,000	391,400
Northwest Airlines 1999-2 Class A Pass-Through Trust 7.575%, 03/01/19	28,060	28,832
UAL 2009-2A Pass-Through Trust 9.750%, 01/15/17	160,082	175,289

		7,468,343

Beverages—0.3%
Anheuser-Busch InBev Worldwide, Inc. 5.000%, 04/15/20 (a)	330,000	377,518
5.375%, 01/15/20	2,130,000	2,481,635
PepsiCo., Inc. 7.900%, 11/01/18	116,000	154,348

		3,013,501

Building Products—0.2%
Building Materials Corp. of America (144A) 6.750%, 05/01/21	2,000,000	1,900,000

Capital Markets—1.4%
Credit Suisse 5.860%, 05/29/49 (a) (b)	640,000	502,400
Deutsche Telekom International Finance BV 5.750%, 03/23/16	1,055,000	1,161,610
Goldman Sachs Capital II 5.793%, 12/29/49 (a) (b)	3,880,000	2,405,600
Lehman Brothers Holdings Capital Trust VII 5.857%, 11/29/49 (b) (c)	3,870,000	387
Lehman Brothers Holdings E-Capital Trust I 3.589%, 08/19/65 (b) (c)	1,190,000	119
Lehman Brothers Holdings, Inc. 6.750%, 12/28/17 (c)	3,280,000	1,640
Merrill Lynch & Co., Inc. 6.875%, 04/25/18	390,000	390,140
Morgan Stanley 0.700%, 10/18/16 (b)	620,000	482,692
4.750%, 04/01/14 (a)	240,000	228,076
5.625%, 01/09/12 (a)	1,390,000	1,402,299

Security Description	Par Amount	Value

Capital Markets—(Continued)
State Street Corp. 4.956%, 03/15/18	$140,000	$148,144
The Goldman Sachs Group, Inc. 3.625%, 08/01/12	250,000	253,462
4.750%, 07/15/13	60,000	61,745
5.250%, 10/15/13	360,000	374,058
5.250%, 07/27/21	2,310,000	2,278,850
5.300%, 02/14/12	80,000	80,993
5.375%, 03/15/20	240,000	238,338
5.450%, 11/01/12	400,000	412,339
6.250%, 02/01/41	370,000	359,795
6.600%, 01/15/12 (a)	170,000	172,443
7.500%, 02/15/19	30,000	33,477
UBS AG 2.250%, 01/28/14	500,000	487,231
3.875%, 01/15/15	670,000	667,179
4.875%, 08/04/20	70,000	67,403

		12,210,420

Chemicals—0.4%
Ashland, Inc. 9.125%, 06/01/17 (a)	775,000	857,344
CF Industries, Inc. 7.125%, 05/01/20 (a)	90,000	102,487
Lyondell Chemical Co. 11.000%, 05/01/18 (a)	2,620,000	2,829,600
Potash Corp of Saskatchewan, Inc. 4.875%, 03/30/20	60,000	67,284

		3,856,715

Commercial Banks—3.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (144A) 3.850%, 01/22/15	1,110,000	1,180,010
Barclays Bank plc (144A) 6.050%, 12/04/17	950,000	871,994
Commonwealth Bank of Australia (144A) 3.750%, 10/15/14	950,000	986,725
5.000%, 10/15/19	410,000	425,694
Credit Agricole S.A. (144A) 8.375%, 12/31/49 (a) (b)	2,180,000	1,716,750
Glitnir Banki Hf (144A) 6.330%, 12/31/49 (c)	720,000	187,200
HSBC Finance Capital Trust IX 5.911%, 11/30/35 (a) (b)	50,000	41,500
ICICI Bank, Ltd. 6.375%, 04/30/22 (b)	839,000	696,370
ICICI Bank, Ltd. (144A) 6.375%, 04/30/22 (b)	344,000	285,520
Kaupthing Bank Hf (144A) 5.750%, 10/04/11 (c)	350,000	85,750
7.625%, 02/28/15 (c)	5,920,000	1,450,400
Landsbanki Islands Hf (144A) 6.100%, 08/25/11 (c)	2,000,000	140,000
Lloyds TSB Bank plc 6.375%, 01/21/21 (a)	210,000	207,044
Lloyds TSB Bank plc (144A) 5.800%, 01/13/20	770,000	732,157

MSF-211

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Nordea Bank AB (144A) 3.700%, 11/13/14	$1,080,000	$1,099,084
4.875%, 01/14/21	370,000	383,871
4.875%, 05/13/21	1,810,000	1,546,645
Rabobank Nederland NV (144A) 11.000%, 12/29/49 (b)	855,000	1,028,137
Resona Preferred Global Securities, Ltd. (144A) 7.191%, 12/29/49 (b)	980,000	916,395
Royal Bank of Scotland Group plc 5.000%, 11/12/13 (a)	220,000	208,252
5.000%, 10/01/14	1,830,000	1,704,041
5.050%, 01/08/15	80,000	74,325
5.250%, 03/31/49	400,000	192,000
7.648%, 08/29/49 (a) (b)	200,000	130,000
Royal Bank of Scotland plc 7.250%, 03/10/14 (AUD)	3,350,000	3,218,350
Sumitomo Mitsui Banking Corp. (144A) 3.150%, 07/22/15	200,000	206,252
The Royal Bank of Scotland plc 3.950%, 09/21/15	60,000	56,428
Wachovia Bank, N.A. 6.000%, 11/15/17	390,000	432,166
Wachovia Corp. 5.250%, 08/01/14 (a)	4,550,000	4,773,473
Wells Fargo & Co. 3.676%, 06/15/16 (a)	2,770,000	2,882,534
4.600%, 04/01/21	200,000	213,781

		28,072,848

Commercial Services & Supplies—1.6%
ACCO Brands Corp. 10.625%, 03/15/15	1,095,000	1,177,125
International Lease Finance Corp. 5.875%, 05/01/13	50,000	48,250
6.250%, 05/15/19	5,000,000	4,345,960
8.250%, 12/15/20 (a)	2,000,000	1,960,000
8.750%, 03/15/17 (b)	2,880,000	2,894,400
International Lease Finance Corp. (144A) 6.500%, 09/01/14	50,000	50,000
6.750%, 09/01/16	260,000	260,650
Waste Management, Inc. 7.375%, 05/15/29	340,000	431,471
West Corp. 8.625%, 10/01/18	1,300,000	1,264,250
Wyle Services Corp. (144A) 10.500%, 04/01/18	1,800,000	1,746,000

		14,178,106

Consumer Finance—1.5%
Ally Financial, Inc. 1.750%, 10/30/12	1,800,000	1,827,967
8.000%, 03/15/20 (a)	3,000,000	2,776,860
American Express Co. 6.800%, 09/01/66 (b)	3,270,000	3,167,812
American Express Credit Corp. 5.125%, 08/25/14	80,000	86,588

Security Description	Par Amount	Value

Consumer Finance—(Continued)
Daimler Finance North America, LLC (144A) 2.625%, 09/15/16	$1,450,000	$1,414,211
3.875%, 09/15/21 (a)	150,000	146,329
Ford Motor Credit Co., LLC 5.000%, 05/15/18	1,000,000	965,916
5.875%, 08/02/21 (a)	200,000	198,937
8.000%, 12/15/16	1,500,000	1,636,815
MBNA Capital A 8.278%, 12/01/26	40,000	37,200
SLM Corp. 5.000%, 04/15/15 (a)	60,000	55,953
5.050%, 11/14/14	360,000	347,372
5.625%, 08/01/33	290,000	230,926
8.000%, 03/25/20 (a)	210,000	207,311

		13,100,197

Containers & Packaging—0.5%
Ardagh Packaging Finance plc (144A) 9.125%, 10/15/20 (a)	2,000,000	1,800,000
Ball Corp. 5.750%, 05/15/21	930,000	904,425
6.750%, 09/15/20	600,000	621,000
Reynolds Group Issuer, Inc. (144A) 6.875%, 02/15/21 (a)	680,000	612,000
7.125%, 04/15/19	200,000	186,000
8.750%, 10/15/16 (b)	405,000	406,013

		4,529,438

Diversified Consumer Services—0.1%
Service Corp. International 7.500%, 04/01/27	350,000	326,375
7.625%, 10/01/18	125,000	132,188

		458,563

Diversified Financial Services—8.5%
Anadarko Finance Co. 7.500%, 05/01/31	100,000	118,422
BAC Capital Trust XIV 5.630%, 12/31/49 (b)	2,520,000	1,386,000
Bank of America Corp. 4.500%, 04/01/15 (a)	1,850,000	1,753,326
5.000%, 05/13/21 (a)	1,790,000	1,596,956
5.420%, 03/15/17	2,830,000	2,458,599
8.125%, 12/29/49 (a) (b)	3,250,000	2,762,987
Barrick North America Finance, LLC 4.400%, 05/30/21	640,000	656,279
BHP Billiton Finance USA, Ltd. 6.500%, 04/01/19 (a)	1,350,000	1,658,911
Boeing Capital Corp. 4.700%, 10/27/19	570,000	646,865
BP Capital Markets plc 3.125%, 03/10/12	330,000	333,053
5.250%, 11/07/13	1,500,000	1,615,103
Citigroup, Inc. 3.953%, 06/15/16 (a)	1,130,000	1,127,312
5.000%, 09/15/14	1,390,000	1,363,255
5.375%, 08/09/20 (a)	1,310,000	1,357,182

MSF-212

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Citigroup, Inc. 5.500%, 10/15/14	$440,000	$457,138
6.000%, 12/13/13	130,000	136,548
6.010%, 01/15/15	1,910,000	2,029,917
6.375%, 08/12/14	630,000	666,993
6.500%, 08/19/13	40,000	42,092
6.875%, 03/05/38	1,290,000	1,400,585
Corporacion Andina de Fomento 6.875%, 03/15/12	3,230,000	3,302,119
Diageo Capital plc 4.828%, 07/15/20 (a)	1,330,000	1,488,235
Diageo Finance BV 3.250%, 01/15/15	90,000	94,199
Fresenius Medical Care U.S. Finance, Inc. 6.875%, 07/15/17	830,000	854,900
Gaz Capital S.A. (144A) 6.510%, 03/07/22	120,000	117,600
General Electric Capital Corp. 4.375%, 09/16/20 (a)	90,000	91,580
4.625%, 01/07/21 (a)	80,000	83,028
5.300%, 02/11/21	190,000	197,106
6.375%, 11/15/67 (b)	4,530,000	4,258,200
6.875%, 01/10/39	1,580,000	1,813,431
Giant Funding Corp. (144A) 8.250%, 02/01/18	200,000	200,000
HSBC Finance Corp. (144A) 6.676%, 01/15/21	230,000	226,049
ILFC E-Capital Trust II (144A) 6.250%, 12/21/65 (a) (b)	330,000	244,200
Inmarsat Finance plc (144A) 7.375%, 12/01/17 (a)	760,000	761,900
JPMorgan Chase & Co. 4.250%, 10/15/20	50,000	50,119
4.350%, 08/15/21	200,000	202,101
5.125%, 09/15/14	3,290,000	3,464,850
5.150%, 10/01/15	2,590,000	2,733,191
6.125%, 06/27/17	200,000	218,681
6.625%, 03/15/12	140,000	143,165
Leucadia National Corp. 8.125%, 09/15/15	520,000	552,500
MarkWest Energy Finance Corp. 6.500%, 08/15/21	1,400,000	1,435,000
Nielsen Finance, LLC 7.750%, 10/15/18	3,690,000	3,763,800
11.500%, 05/01/16 (a)	440,000	499,400
Petrobras International Finance Co. 3.875%, 01/27/16	750,000	744,000
5.375%, 01/27/21 (a)	150,000	151,650
5.750%, 01/20/20 (a)	513,000	532,494
6.125%, 10/06/16 (a)	586,000	635,810
Reed Elsevier Capital, Inc. 8.625%, 01/15/19	800,000	1,021,196
Regency Energy Finance Corp. 6.500%, 07/15/21	3,670,000	3,688,350
Rio Tinto Finance USA, Ltd. 1.875%, 11/02/15 (a)	10,000	10,011
2.500%, 05/20/16 (a)	270,000	272,969

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Rio Tinto Finance USA, Ltd. 3.500%, 11/02/20 (a)	$150,000	$147,498
3.750%, 09/20/21 (a)	530,000	527,899
4.125%, 05/20/21 (a)	380,000	390,853
6.500%, 07/15/18	790,000	947,922
9.000%, 05/01/19 (a)	1,280,000	1,722,583
RSHB Capital S.A. (144A) 6.299%, 05/15/17	460,000	453,100
Santander U.S. Debt S.A. Unipersonal (144A) 3.724%, 01/20/15	100,000	92,728
Shell International Finance BV 4.375%, 03/25/20 (a)	400,000	449,210
6.375%, 12/15/38	850,000	1,158,241
Springleaf Finance Corp. 6.900%, 12/15/17	410,000	295,200
Sprint Capital Corp. 6.875%, 11/15/28	6,510,000	4,866,225
8.375%, 03/15/12	1,195,000	1,206,950
8.750%, 03/15/32	2,660,000	2,310,875
Telecom Italia Capital S.A. 5.250%, 10/01/15	530,000	505,293
TNK-BP Finance S.A. (144A) 6.625%, 03/20/17	130,000	129,025
7.500%, 07/18/16	100,000	103,762
Tyco International Finance S.A. 6.000%, 11/15/13	140,000	153,274
UPCB Finance III, Ltd. (144A) 6.625%, 07/01/20	700,000	658,000
Verizon Global Funding Corp. 7.375%, 09/01/12	80,000	84,582
VIP Finance Ireland, Ltd. (144A) 8.375%, 04/30/13	160,000	160,400
Wells Fargo Capital X 5.950%, 12/15/36 (a)	1,090,000	1,062,142

		74,845,119

Diversified Telecommunication Services—2.7%
AT&T, Inc. 3.875%, 08/15/21 (a)	520,000	534,903
5.350%, 09/01/40	61,000	63,763
5.500%, 02/01/18	1,530,000	1,766,050
5.550%, 08/15/41	1,290,000	1,388,837
6.550%, 02/15/39	200,000	236,856
Cogent Communications Group, Inc. (144A) 8.375%, 02/15/18	1,250,000	1,287,500
Frontier Communications Corp. 8.750%, 04/15/22	459,000	455,558
Intelsat Jackson Holdings S.A. 8.500%, 11/01/19 (a)	2,965,000	2,898,288
9.500%, 06/15/16 (a)	100,000	101,375
Intelsat Jackson Holdings S.A. (144A) 7.250%, 10/15/20	3,330,000	3,071,925
Telefonica Emisiones SAU 5.134%, 04/27/20	730,000	679,883
5.877%, 07/15/19	260,000	255,195
True Move Co., Ltd. (144A) 10.750%, 12/16/13	3,000,000	3,180,000
UPC Holding BV (144A) 9.875%, 04/15/18	395,000	395,000

MSF-213

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Diversified Telecommunication Services—(Continued)
Verizon Communications, Inc. 4.600%, 04/01/21 (a)	$850,000	$939,539
8.950%, 03/01/39	130,000	200,779
Verizon Florida, LLC 6.125%, 01/15/13 (a)	280,000	296,675
Verizon New York, Inc. 6.875%, 04/01/12 (a)	1,980,000	2,037,539
Wind Acquisition Finance S.A. (144A) 7.250%, 02/15/18 (a)	2,500,000	2,134,375
Windstream Corp. 7.500%, 04/01/23	2,000,000	1,865,000

		23,789,040

Electric Utilities—2.3%
Calpine Corp. (144A) 7.500%, 02/15/21	2,970,000	2,836,350
7.875%, 07/31/20 (a)	2,465,000	2,378,725
Duke Energy Carolinas, LLC 5.300%, 02/15/40	1,700,000	2,040,088
5.625%, 11/30/12	80,000	83,941
Energy Future Intermediate Co., LLC 10.000%, 12/01/20 (b)	5,096,000	4,968,600
Exelon Corp. 5.625%, 06/15/35	675,000	704,348
FirstEnergy Corp. 6.450%, 11/15/11 (a)	34,000	34,185
7.375%, 11/15/31	5,280,000	6,512,051
Pacific Gas & Electric Co. 6.050%, 03/01/34	970,000	1,157,723

		20,716,011

Energy Equipment & Services—1.2%
Baker Hughes, Inc. (144A) 3.200%, 08/15/21	1,060,000	1,068,204
Cie Generale de Geophysique-Veritas 7.750%, 05/15/17	555,000	546,675
Cie Generale de Geophysique-Veritas (144A) 6.500%, 06/01/21	2,840,000	2,556,000
Complete Production Services, Inc. 8.000%, 12/15/16	2,670,000	2,670,000
Hercules Offshore, Inc. (144A) 10.500%, 10/15/17 (a)	795,000	751,275
Key Energy Services, Inc. 6.750%, 03/01/21	1,300,000	1,251,250
Offshore Group Investment, Ltd. 11.500%, 08/01/15	1,500,000	1,545,000

		10,388,404

Food & Staples Retailing—0.3%
CVS Caremark Corp. 6.600%, 03/15/19	710,000	863,621
CVS Pass-Through Trust 6.943%, 01/10/30	1,204,828	1,353,793
Safeway, Inc. 7.250%, 02/01/31 (a)	50,000	61,626

		2,279,040

Security Description	Par Amount	Value

Food Products—0.3%
Kraft Foods, Inc. 5.375%, 02/10/20	$2,140,000	$2,421,883
5.625%, 11/01/11	1,000	1,003

		2,422,886

Gas Utilities—0.0%
Southern Natural Gas Co. 8.000%, 03/01/32	25,000	32,241
Southern Natural Gas Co. (144A) 5.900%, 04/01/17	20,000	22,433

		54,674

Health Care Equipment & Supplies—0.1%
Medtronic, Inc. 4.450%, 03/15/20	620,000	702,031

Health Care Providers & Services—2.1%
HCA, Inc. 5.750%, 03/15/14	90,000	87,750
6.250%, 02/15/13	1,201,000	1,217,514
6.375%, 01/15/15	1,500,000	1,458,750
Humana, Inc. 7.200%, 06/15/18	540,000	639,591
Tenet Healthcare Corp. 6.875%, 11/15/31	105,000	79,800
8.875%, 07/01/19	8,468,000	8,954,910
10.000%, 05/01/18 (a)	1,622,000	1,755,815
UnitedHealth Group, Inc. 5.700%, 10/15/40	10,000	11,419
5.800%, 03/15/36 (a)	20,000	23,177
6.000%, 02/15/18 (a)	1,570,000	1,863,030
Vanguard Health Holding Co. II, LLC 8.000%, 02/01/18 (a)	1,080,000	990,900
Wellpoint Health Networks, Inc. 6.375%, 01/15/12 (a)	230,000	233,631
WellPoint, Inc. 3.700%, 08/15/21	440,000	442,550
5.875%, 06/15/17	150,000	171,585
7.000%, 02/15/19	650,000	802,268

		18,732,690

Hotels, Restaurants & Leisure—1.2%
Caesars Entertainment Operating Co., Inc. 11.250%, 06/01/17	1,135,000	1,144,931
CityCenter Holdings, LLC (144A) 7.625%, 01/15/16	1,000,000	940,000
El Pollo Loco, Inc. (144A) 17.000%, 01/15/18 (b)	1,710,000	1,539,000
Harrah’s Operating Co., Inc. 10.750%, 02/01/16 (a)	1,570,000	1,138,250
Inn of the Mountain Gods Resort & Casino (144A) 8.750%, 11/30/20	372,000	357,120
Landry’s Restaurants, Inc. 11.625%, 12/01/15	560,000	562,800
MGM Resorts International 7.625%, 01/15/17	130,000	111,475

MSF-214

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Hotels, Restaurants & Leisure—(Continued)
MGM Resorts International 10.375%, 05/15/14	$575,000	$627,469
11.125%, 11/15/17	1,380,000	1,514,550
Mohegan Tribal Gaming Authority (144A) 11.500%, 11/01/17 (a)	870,000	791,700
NCL Corp., Ltd. 11.750%, 11/15/16 (a)	770,000	866,250
NCL Corp., Ltd. (144A) 9.500%, 11/15/18 (a)	1,400,000	1,414,000
Station Casinos, Inc. 6.500%, 02/01/14 (c)	175,000	17

		11,007,562

Household Durables—0.1%
Standard Pacific Corp. 8.375%, 01/15/21	1,300,000	1,069,250

Independent Power Producers & Energy Traders—0.7%
Calpine Construction Finance Co. (144A) 8.000%, 06/01/16	30,000	30,750
Dynegy-Roseton/Danskammer Pass-Through Trust 7.670%, 11/08/16	500,000	275,000
Edison Mission Energy 7.750%, 06/15/16 (a)	220,000	147,400
Mirant Mid Atlantic Pass-Through Trust 10.060%, 12/30/28	5,056,588	5,309,417
The AES Corp. 7.750%, 10/15/15	520,000	527,800

		6,290,367

Insurance—0.7%
American International Group, Inc. 5.850%, 01/16/18	390,000	386,373
6.250%, 03/15/37 (a)	1,010,000	699,425
6.400%, 12/15/20	1,750,000	1,782,883
8.250%, 08/15/18	820,000	908,927
Berkshire Hathaway, Inc. 3.200%, 02/11/15	850,000	893,665
ING Captial Funding Trust III 3.969%, 12/29/49 (b)	240,000	179,495
Teachers Insurance & Annuity Association of America (144A) 6.850%, 12/16/39	1,180,000	1,446,017

		6,296,785

IT Services—0.3%
First Data Corp. 9.875%, 09/24/15 (a)	1,000,000	837,500
First Data Corp. (144A) 7.375%, 06/15/19 (a)	2,210,000	1,961,375

		2,798,875

Life Sciences Tools & Services—0.0%
Thermo Fisher Scientific, Inc. 3.600%, 08/15/21	370,000	384,073

Security Description	Par Amount	Value

Machinery—0.3%
Caterpillar, Inc. 3.900%, 05/27/21 (a)	$690,000	$744,173
Dematic S.A. (144A) 8.750%, 05/01/16	1,950,000	1,813,500

		2,557,673

Marine—0.2%
CMA CGM S.A. (144A) 8.500%, 04/15/17	1,500,000	607,500
Navios Maritime Acquisition Corp. 8.625%, 11/01/17 (a)	986,000	820,845

		1,428,345

Media—4.6%
Cablevision Systems Corp. 7.750%, 04/15/18	220,000	222,200
CCO Holdings, LLC 6.500%, 04/30/21	7,000,000	6,615,000
CCO Holdings, LLC (144A) 7.000%, 01/15/19	90,000	87,075
Cengage Learning Aquisitions, Inc. (144A) 10.500%, 01/15/15 (a)	2,120,000	1,356,800
Charter Communications Operating, LLC (144A) 8.000%, 04/30/12 (b)	1,560,000	1,583,400
10.875%, 09/15/14 (b)	6,695,000	7,180,387
Comcast Cable Communications Holdings, Inc. 8.375%, 03/15/13	50,000	54,936
Comcast Cable Communications, LLC 8.875%, 05/01/17 (a)	700,000	893,926
Comcast Corp. 5.650%, 06/15/35	10,000	10,468
5.700%, 05/15/18	1,000,000	1,152,690
5.875%, 02/15/18	190,000	220,124
6.400%, 03/01/40 (a)	10,000	11,638
6.500%, 01/15/15 (a)	1,510,000	1,720,976
CSC Holdings, LLC 6.750%, 04/15/12(a)	430,000	437,525
DISH DBS Corp. 6.625%, 10/01/14	90,000	91,013
7.125%, 02/01/16	2,345,000	2,374,313
7.750%, 05/31/15	50,000	51,250
7.875%, 09/01/19	3,235,000	3,299,700
DISH DBS Corp. (144A) 6.750%, 06/01/21	1,875,000	1,790,625
EH Holding Corp. (144A) 7.625%, 06/15/21	1,500,000	1,443,750
News America, Inc. 6.200%, 12/15/34	20,000	21,410
6.650%, 11/15/37	110,000	120,910
Time Warner Cable, Inc. 4.000%, 09/01/21 (a)	2,110,000	2,063,407
4.125%, 02/15/21 (a)	20,000	19,918
5.500%, 09/01/41 (b)	1,000,000	988,407
5.875%, 11/15/40	160,000	163,944
6.750%, 06/15/39	550,000	629,045
8.250%, 04/01/19	1,480,000	1,853,293

MSF-215

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Media—(Continued)
Time Warner Cable, Inc. 8.750%, 02/14/19	$370,000	$473,479
Time Warner, Inc. 6.250%, 03/29/41	100,000	114,089
7.625%, 04/15/31	140,000	174,755
United Business Media, Ltd. (144A) 5.750%, 11/03/20	50,000	53,426
Unitymedia Hessen GmbH & Co. KG (144A) 8.125%, 12/01/17	500,000	500,000
Univision Communications, Inc. (144A) 6.875%, 05/15/19 (a)	1,000,000	890,000
7.875%, 11/01/20	2,700,000	2,531,250

		41,195,129

Metals & Mining—1.7%
Barrick Gold Corp. 6.950%, 04/01/19 (a)	680,000	824,491
FMG Resources August 2006 Pty, Ltd. (144A) 6.375%, 02/01/16 (a)	150,000	135,000
Freeport-McMoRan Copper & Gold, Inc. 8.375%, 04/01/17	120,000	128,700
Midwest Vanadium Pty, Ltd. (144A) 11.500%, 02/15/18 (a)	4,700,000	3,713,000
Novelis, Inc. 8.750%, 12/15/20 (a)	580,000	568,400
Steel Dynamics, Inc. 6.750%, 04/01/15 (a)	65,000	63,863
7.375%, 11/01/12	550,000	562,375
7.625%, 03/15/20 (a)	3,210,000	3,205,987
7.750%, 04/15/16 (b)	2,470,000	2,432,950
Teck Resources, Ltd. 9.750%, 05/15/14	223,000	264,309
10.250%, 05/15/16 (a)	293,000	344,451
Vale Overseas, Ltd. 6.875%, 11/21/36	1,770,000	1,909,120
8.250%, 01/17/34	160,000	194,880
Vedanta Resources plc (144A) 8.750%, 01/15/14 (a)	780,000	744,900

		15,092,426

Multi-Utilities—0.0%
Dominion Resources, Inc. 8.875%, 01/15/19	90,000	119,959

Oil, Gas & Consumable Fuels—5.8%
Anadarko Petroleum Corp. 6.375%, 09/15/17	260,000	291,674
8.700%, 03/15/19 (a)	530,000	668,398
Apache Corp. 5.100%, 09/01/40	140,000	156,183
Arch Coal, Inc. (144A) 7.000%, 06/15/19	1,130,000	1,073,500
Berry Petroleum Co. 10.250%, 06/01/14	800,000	896,000
Chesapeake Energy Corp. 6.500%, 08/15/17 (a)	450,000	465,750
6.625%, 08/15/20	3,540,000	3,646,200

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Chesapeake Energy Corp. 6.875%, 08/15/18 (a)	$140,000	$144,200
9.500%, 02/15/15	1,020,000	1,150,050
Concho Resources, Inc. 6.500%, 01/15/22 (a)	2,800,000	2,758,000
ConocoPhillips Holding Co. 6.950%, 04/15/29	1,225,000	1,630,836
Consol Energy, Inc. 8.250%, 04/01/20	2,230,000	2,347,075
Devon Energy Corp. 5.600%, 07/15/41 (a)	1,580,000	1,821,419
El Paso Corp. 7.375%, 12/15/12	123,000	129,477
7.800%, 08/01/31	67,000	77,859
El Paso Natural Gas Co. 8.375%, 06/15/32	330,000	433,995
Energy Transfer Partners, L.P. 9.000%, 04/15/19	1,320,000	1,590,051
Enterprise Products Operating, LLC 4.050%, 02/15/22 (a)	1,400,000	1,402,552
5.700%, 02/15/42	1,320,000	1,388,908
9.750%, 01/31/14	1,820,000	2,129,679
EXCO Resources, Inc. 7.500%, 09/15/18	1,000,000	880,000
Hess Corp. 7.300%, 08/15/31	950,000	1,214,585
7.875%, 10/01/29	250,000	336,426
8.125%, 02/15/19	110,000	141,780
Kerr-McGee Corp. 6.950%, 07/01/24	620,000	724,646
7.875%, 09/15/31	1,395,000	1,715,459
Kinder Morgan Energy Partners, L.P. 5.850%, 09/15/12	20,000	20,813
6.000%, 02/01/17 (a)	1,420,000	1,608,032
Noble Energy, Inc. 8.250%, 03/01/19	560,000	735,263
Occidental Petroleum Corp. 3.125%, 02/15/22	1,090,000	1,089,689
Overseas Shipholding Group, Inc. 7.500%, 02/15/24 (a)	340,000	226,950
Parker Drilling Co. 9.125%, 04/01/18	2,000,000	2,020,000
Peabody Energy Corp. 6.500%, 09/15/20 (a)	1,990,000	2,091,988
Pemex Project Funding Master Trust 6.625%, 06/15/35 (a)	3,035,000	3,255,038
Petroleos Mexicanos 5.500%, 01/21/21	1,120,000	1,176,000
Plains Exploration & Production Co. 8.625%, 10/15/19	205,000	220,375
10.000%, 03/01/16	1,100,000	1,193,500
QEP Resources, Inc. 6.875%, 03/01/21	2,130,000	2,225,850
Quicksilver Resources, Inc. 11.750%, 01/01/16 (a)	1,030,000	1,112,400
Range Resources Corp. 8.000%, 05/15/19	1,680,000	1,839,600
Teekay Corp. 8.500%, 01/15/20 (a)	1,560,000	1,493,700

MSF-216

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Tennessee Gas Pipeline Co. 7.625%, 04/01/37	$60,000	$75,904
Valero Energy Corp. 4.750%, 06/15/13 (a)	50,000	52,661
Whiting Peteroleum Corp. 7.000%, 02/01/14 (a)	75,000	79,875
Williams Cos., Inc. 7.500%, 01/15/31	72,000	84,231
7.750%, 06/15/31 (a)	22,000	26,411
7.875%, 09/01/21	1,222,000	1,448,699
8.750%, 03/15/32	41,000	53,595

		51,345,276

Paper & Forest Products—0.6%
Appleton Papers, Inc. 11.250%, 12/15/15 (a)	3,000,000	2,910,000
NewPage Corp. 11.375%, 12/31/14 (a)	1,485,000	1,102,613
Verso Paper Holdings, LLC 8.750%, 02/01/19 (a)	800,000	552,000
11.375%, 08/01/16 (a)	730,000	529,250

		5,093,863

Pharmaceuticals—0.3%
Abbott Laboratories 5.125%, 04/01/19	60,000	70,750
Pfizer, Inc. 6.200%, 03/15/19 (a)	690,000	864,665
Roche Holdings, Inc. (144A) 6.000%, 03/01/19	820,000	1,001,862
Wyeth 5.500%, 03/15/13 (a) (b)	50,000	53,436
5.950%, 04/01/37	500,000	637,034

		2,627,747

Professional Services—0.1%
Altegrity, Inc. (144A) 11.750%, 05/01/16	1,440,000	1,324,800

Real Estate Investment Trusts—0.0%
Boston Properties, L.P. 6.250%, 01/15/13 (a)	16,000	16,846

Real Estate Management & Development—0.2%
Realogy Corp. (144A) 11.000%, 04/15/18 (a)	2,000,000	1,560,000

Road & Rail—1.1%
Florida East Coast Railway Corp. 8.125%, 02/01/17	2,000,000	1,940,000
Kansas City Southern de Mexico S.A. de C.V. 6.125%, 06/15/21 (a)	4,390,000	4,346,100
12.500%, 04/01/16 (a)	1,603,000	1,839,442
RailAmerica, Inc. 9.250%, 07/01/17	1,210,000	1,309,825

		9,435,367

Security Description	Par Amount	Value

Semiconductors & Semiconductor Equipment—0.1%
Freescale Semiconductor, Inc. 10.125%, 12/15/16 (a)	$30,000	$30,525
Freescale Semiconductor, Inc. (144A) 9.250%, 04/15/18	750,000	770,625
National Semiconductor Corp. 6.600%, 06/15/17	160,000	190,879

		992,029

Specialty Retail—0.4%
Limited Brands, Inc. 6.950%, 03/01/33	60,000	54,600
The Neiman Marcus Group, Inc. 7.125%, 06/01/28	3,810,000	3,314,700

		3,369,300

Textiles, Apparel & Luxury Goods—0.2%
Oxford Industries, Inc. 11.375%, 07/15/15	1,360,000	1,496,000

Thrifts & Mortgage Finance—0.2%
U.S. Central Federal Credit Union 1.250%, 10/19/11	1,380,000	1,380,598

Tobacco—0.8%
Alliance One International, Inc. 10.000%, 07/15/16 (a)	3,850,000	3,176,250
Altria Group, Inc. 4.750%, 05/05/21	1,710,000	1,768,773
8.500%, 11/10/13 (a)	840,000	958,033
Reynolds American, Inc. 6.750%, 06/15/17	575,000	662,735
7.250%, 06/01/12	360,000	374,219

		6,940,010

Trading Companies & Distributors—0.1%
H&E Equipment Services, Inc. 8.375%, 07/15/16	500,000	480,000

Wireless Telecommunication Services—0.3%
America Movil S.A.B. de C.V. 5.000%, 03/30/20	730,000	770,880
5.625%, 11/15/17 (a)	540,000	599,546
Cellco Partnership, Inc. 8.500%, 11/15/18	220,000	293,159
Cricket Communications, Inc. 7.750%, 05/15/16	645,000	647,419
Rogers Communications, Inc. 6.800%, 08/15/18	480,000	582,109

		2,893,113

Yankee—0.2%
BBVA U.S. Senior SAU 3.250%, 05/16/14	2,040,000	1,911,753
Smurfit Kappa Treasury Funding, Ltd. 7.500%, 11/20/25	275,000	250,250

		2,162,003

Total Corporate Bonds & Notes (Identified Cost $451,367,966)		424,748,643

MSF-217

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—32.7%

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—21.6%
Fannie Mae 15 Yr. 3.500%, TBA	$2,800,000	$2,923,375
Fannie Mae 15 Yr. Pool 6.500%, 09/01/16	19,536	21,460
6.500%, 01/01/17	18,961	20,828
Fannie Mae 20 Yr. Pool 8.500%, 08/01/19	35,765	40,848
Fannie Mae 30 Yr. 3.500%, TBA	100,000	102,734
4.000%, TBA	23,900,000	25,050,187
4.500%, TBA	19,500,000	20,685,233
5.500%, TBA	5,300,000	5,751,328
6.000%, TBA	11,800,000	12,943,125
Fannie Mae 30 Yr. Pool 5.000%, 01/01/39	63,950	69,564
5.000%, 08/01/39	149,348	162,459
5.000%, 11/01/39	28,840	31,372
5.000%, 12/01/39	84,270	91,668
5.000%, 05/01/40	358,962	390,476
5.000%, 07/01/40	156,318	170,042
5.000%, 11/01/40	3,784,615	4,116,872
5.000%, 01/01/41	98,967	107,655
5.000%, 02/01/41	197,889	215,262
5.000%, 04/01/41	391,086	425,420
5.000%, 05/01/41	7,775,925	8,458,587
5.000%, 06/01/41	594,530	646,724
5.500%, 12/01/16	36,345	39,437
5.500%, 11/01/36	145,689	158,765
5.500%, 06/01/41	11,807,837	12,847,295
6.000%, 03/01/32	16,757	18,612
6.000%, 04/01/32	294,987	327,638
6.500%, 03/01/16	2,311	2,539
6.500%, 12/01/16	21,002	23,070
6.500%, 03/01/26	6,561	7,435
6.500%, 07/01/31	25,407	28,653
6.500%, 08/01/31	1,532	1,728
6.500%, 10/01/31	3,654	4,121
6.500%, 03/01/32	28,802	32,410
6.500%, 11/01/34	15,732	17,604
6.500%, 02/01/36	6,301	7,011
6.500%, 04/01/36	204,685	227,765
6.500%, 11/01/36	209,484	233,106
6.500%, 06/01/37	205,952	228,789
7.000%, 05/01/26	3,072	3,521
7.000%, 07/01/30	328	377
7.000%, 12/01/30	419	483
7.000%, 01/01/31	535	617
7.000%, 07/01/31	3,639	4,194
7.000%, 09/01/31	14,817	17,074
7.000%, 10/01/31	6,684	7,702
7.000%, 11/01/31	5,231	6,028
7.000%, 01/01/32	25,807	29,708
7.000%, 02/01/32	13,734	15,810
7.000%, 04/01/32	83,766	96,428
7.500%, 12/01/29	2,093	2,443
7.500%, 02/01/30	1,481	1,730
7.500%, 06/01/30	3,034	3,549
7.500%, 08/01/30	106	124

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 7.500%, 09/01/30	$2,276	$2,663
7.500%, 11/01/30	23,408	27,380
7.500%, 02/01/31	7,086	8,290
7.500%, 07/01/31	32,731	38,337
8.000%, 08/01/27	3,049	3,554
8.000%, 07/01/30	2,187	2,566
8.000%, 09/01/30	902	1,059
8.000%, 01/01/31	81,221	95,150
Fannie Mae REMICS 0.585%, 05/25/34 (b)	759,902	759,899
6.265%, 10/25/40 (b) (d)	2,593,043	365,906
6.337%, 10/25/41 (b) (d)	7,200,000	1,333,175
6.445%, 07/25/41 (b) (d)	2,329,778	327,039
9.750%, 11/25/18	1,462,768	1,735,151
9.750%, 08/25/19	494,492	579,947
10.400%, 04/25/19	940	1,067
FHLMC Multifamily Structured Pass-Through Certificate 1.229%, 01/25/20 (b) (d)	217,362	13,950
1.411%, 04/25/20 (b) (d)	523,306	39,476
1.414%, 06/25/21 (b) (d)	14,672,093	1,276,735
1.456%, 04/25/21 (b) (d)	4,736,511	407,326
1.684%, 08/25/20 (b) (d)	307,394	28,528
1.734%, 02/25/18 (b) (d)	15,679,203	1,222,978
1.841%, 06/25/20 (b) (d)	773,160	78,392
2.094%, 05/25/18 (b) (d)	6,689,500	728,529
Freddie Mac 15 Yr. Gold Pool 7.000%, 02/01/15	5,357	5,782
7.000%, 05/01/16	19,581	21,311
Freddie Mac 30 Yr. 4.000%, TBA	200,000	209,312
5.500%, TBA	100,000	108,141
Freddie Mac 30 Yr. Gold Pool 5.000%, 12/01/34	67,320	72,570
5.000%, 11/01/36	493,575	531,755
5.500%, 11/01/35	93,828	102,205
5.500%, 11/01/37	66,783	72,630
5.500%, 01/01/38	115,034	124,855
5.500%, 04/01/38	230,377	250,046
6.000%, 12/01/36	8,772	9,654
6.000%, 02/01/37	319,653	351,746
6.000%, 06/01/38	1,362,086	1,497,913
6.000%, 11/01/39	17,126,362	18,846,724
6.500%, 09/01/31	84,258	95,303
Freddie Mac ARM Non-Gold Pool 2.674%, 02/01/36 (b)	128,208	135,867
5.566%, 01/01/38 (b)	132,225	141,558
5.694%, 02/01/37 (b)	45,842	48,807
5.763%, 05/01/37 (b)	107,078	114,234
5.854%, 04/01/37 (b)	104,239	111,450
5.866%, 05/01/37 (b)	125,060	133,098
6.084%, 03/01/37 (b)	152,662	161,770
Freddie Mac REMICS 0.579%, 04/15/33 (b)	579,110	578,630
4.000%, 12/15/38	260,000	275,174
11.565%, 06/15/21 (b) (d)	32	715

MSF-218

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae 0.531%, 10/20/60 (b)	$3,767,280	$3,702,860
0.651%, 02/20/61 (b)	346,387	343,539
0.701%, 01/20/61 (b)	165,152	164,335
0.731%, 03/20/61 (b)	98,191	97,462
1.221%, 05/20/60 (b)	2,060,082	2,098,400
1.381%, 11/20/59 (b)	5,194,856	5,331,906
5.170%, 06/20/41 (b) (d)	1,659,476	264,993
5.770%, 10/20/39 (b) (d)	4,573,552	745,152
5.771%, 03/16/41 (b) (d)	283,804	47,306
5.820%, 12/20/39 (b) (d)	568,163	97,023
5.820%, 11/20/40 (b) (d)	5,760,666	944,517
5.870%, 06/20/39 (b) (d)	1,522,976	289,821
5.970%, 03/20/35 (b) (d)	1,512,459	177,556
6.270%, 03/20/39 (b) (d)	893,520	134,926
6.320%, 10/20/38 (b) (d)	1,340,153	212,707
6.320%, 11/20/38 (b) (d)	5,295,336	794,543
6.400%, 11/20/38 (b) (d)	581,134	86,920
6.414%, 08/20/40 (b) (d)	465,234	94,354
6.420%, 01/20/40 (b) (d)	3,431,698	555,788
6.420%, 11/20/40 (b) (d)	3,282,359	726,850
6.470%, 08/20/39 (b) (d)	2,183,154	292,505
6.471%, 12/16/36 (b) (d)	1,841,600	377,015
6.520%, 10/20/33 (b) (d)	825,298	79,979
6.521%, 04/16/39 (b) (d)	678,039	87,281
Ginnie Mae 30 Yr. 4.000%, TBA	3,500,000	3,743,359
4.500%, TBA	13,700,000	14,849,515
5.000%, TBA	9,700,000	10,652,172
5.500%, TBA	400,000	442,750
6.000%, TBA	3,900,000	4,344,859
Ginnie Mae I 30 Yr. Pool 4.000%, 01/15/41	99,271	106,350
5.000%, 01/15/40	543,451	600,714
5.500%, 04/20/41	94,047	104,226
6.000%, 07/15/38	88,800	99,112
6.500%, 09/15/28	3,045	3,521
6.500%, 10/15/28	1,754	2,028
6.500%, 01/15/29	45,063	52,112
6.500%, 02/15/29	44,788	51,794
6.500%, 06/15/29	17,910	20,712
6.500%, 10/15/30	7,436	8,600
6.500%, 02/15/31	3,552	4,108
7.000%, 06/15/28	28,778	33,514
7.000%, 07/15/29	1,908	2,226
Ginnie Mae II 30 Yr. Pool 4.500%, 03/20/41	97,555	105,911
4.500%, 04/20/41	294,279	319,485
5.000%, 07/20/40	1,698,138	1,867,280
5.000%, 08/20/40	1,585,729	1,744,037
5.000%, 09/20/40	175,429	192,942
5.000%, 11/20/40	86,264	94,876
5.500%, 08/20/37	363,634	403,560
5.500%, 12/20/40	87,781	97,748
5.500%, 01/20/41	179,328	199,018
6.000%, 08/20/40	85,346	95,467
6.000%, 11/20/40	1,198,410	1,341,270
6.500%, 10/20/37	54,056	61,286

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II ARM Pool 1.610%, 01/20/60 (b)	$1,091,030	$1,115,235
1.966%, 05/20/60 (b)	914,509	939,950

		191,346,807

Federal Agencies—3.5%
Farmer Mac Guaranteed Notes Trust 2007-1 (144A) 5.125%, 04/19/17	4,100,000	4,788,435
Federal Home Loan Bank 0.240%, 10/28/11	6,200,000	6,200,558
0.320%, 11/30/11	6,640,000	6,642,205
3.625%, 10/18/13	640,000	681,071
5.500%, 07/15/36	1,990,000	2,568,553
Federal National Mortgage Association Zero Coupon, 10/09/19	1,670,000	1,269,780
6.250%, 05/15/29 (a)	1,890,000	2,679,982
7.000%, 11/01/31	73,300	84,466
Tennessee Valley Authority 3.875%, 02/15/21	150,000	168,876
4.625%, 09/15/60	1,260,000	1,525,915
5.250%, 09/15/39	750,000	960,653
5.980%, 04/01/36	2,490,000	3,474,409

		31,044,903

U.S. Treasury—7.6%
U.S. Treasury Bonds 4.375%, 11/15/39 (a)	3,220,000	4,139,713
4.750%, 02/15/41 (a) (b)	21,510,000	29,391,393
U.S. Treasury Notes 0.125%, 08/31/13 (a)	30,000	29,958
0.500%, 05/31/13	80,000	80,338
1.000%, 05/15/14 (a)	120,000	121,866
1.000%, 08/31/16 (a)	7,380,000	7,398,450
1.375%, 02/15/13 (a)	3,800,000	3,858,930
1.500%, 06/30/16 (b)	2,080,000	2,137,366
1.875%, 02/28/14	900,000	932,344
2.250%, 07/31/18	11,120,000	11,735,070
3.125%, 05/15/21	6,770,000	7,514,158

		67,339,586

Total U.S. Treasury & Government Agencies (Identified Cost $278,487,453)		289,731,296

Mortgage-Backed Securities—8.0%

Collateralized-Mortgage Obligation—6.5%
American Home Mortgage Investment Trust 0.455%, 06/25/45 (b)	1,312,021	965,844
0.525%, 11/25/45 (b)	1,078,834	638,181
Banc of America Funding Corp. 0.401%, 05/20/36 (b)	923,557	703,938
Banc of America Mortgage Securities, Inc. 2.764%, 09/25/35 (b)	372,470	298,735
5.246%, 12/25/34 (b)	36,343	33,041
Bear Stearns Adjustable Rate Mortgage Trust 2.727%, 10/25/35 (b)	2,699,997	2,222,095

MSF-219

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Bear Stearns Asset Backed Securities Trust 0.465%, 04/25/36 (b)	$1,938,209	$906,582
Citigroup Mortgage Loan Trust, Inc. 3.007%, 12/25/35 (b)	4,040,105	1,937,461
Countrywide Alternative Loan Trust 0.461%, 07/20/35 (b)	219,956	138,430
0.505%, 01/25/36 (b)	547,062	344,828
5.500%, 10/25/33	26,431	27,685
6.000%, 12/25/36	115,394	70,600
Countrywide Home Loan Mortgage Pass-Through Trust 0.535%, 05/25/35 (b)	410,894	261,943
2.471%, 11/25/34 (b)	235,235	137,377
Countrywide Home Loan Mortgage Pass-Through Trust (144A) 0.595%, 03/25/35 (b)	425,020	344,906
0.655%, 11/25/34 (b)	227,725	187,523
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 1.829%, 08/25/35 (b)	112,938	74,082
Downey Savings & Loan Association Mortgage Loan Trust 0.440%, 03/19/45 (b)	366,539	240,233
1.162%, 03/19/46 (b)	228,822	114,749
GSR Mortgage Loan Trust 2.838%, 10/25/35 (b)	973,854	680,022
Harborview Mortgage Loan Trust 0.450%, 06/25/37 (b)	5,087,602	3,185,160
0.480%, 01/19/36 (b)	1,836,648	1,111,734
0.580%, 01/19/35 (b)	418,313	236,794
0.630%, 11/19/34 (b)	452,438	284,291
1.235%, 08/19/37 (b)	3,474,678	2,149,638
Impac Secured Assets CMN Owner Trust 0.555%, 03/25/36 (b)	1,719,755	741,515
0.585%, 08/25/36 (b)	388,738	335,249
IndyMac INDA Mortgage Loan Trust 5.771%, 11/25/37 (b)	2,108,886	1,596,724
IndyMac Index Mortgage Loan Trust 0.445%, 05/25/46 (b)	427,957	252,471
0.595%, 01/25/35 (b)	903,447	490,264
2.649%, 03/25/35 (b)	1,101,877	829,197
5.109%, 08/25/37 (b)	4,027,792	2,436,492
JPMorgan Mortgage Trust 6.500%, 01/25/36	200,108	194,084
Luminent Mortgage Trust 0.425%, 05/25/46 (b)	2,155,155	992,386
MASTR Adjustable Rate Mortgages Trust (144A) 2.598%, 11/25/35 (b)	118,368	60,859
MASTR Seasoned Securitization Trust 4.022%, 10/25/32 (b)	456,539	374,780
Merit Securities Corp. (144A) 1.737%, 09/28/32 (b)	280,439	273,431
Merrill Lynch Mortgage Investors, Inc. 5.011%, 05/25/34 (b)	466,971	455,202
Morgan Stanley Mortgage Loan Trust 0.555%, 01/25/35 (b)	1,464,698	1,127,962
2.660%, 03/25/36 (b)	318,383	163,568

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Nomura Asset Acceptance Corp. (144A) 6.500%, 03/25/34	$422,988	$428,838
6.500%, 10/25/34 (b)	460,701	463,944
Novastar Mortgage-Backed Notes 0.425%, 06/25/36 (b)	2,066,118	1,447,543
Prime Mortgage Trust (144A) 6.000%, 05/25/35	662,702	662,486
6.000%, 11/25/36	4,083,941	3,588,273
Prime Mortgage Trust (Class 1) (144A) 5.500%, 05/25/35	1,612,442	1,581,841
Prime Mortgage Trust (Class 2) (144A) 5.500%, 05/25/35	5,643,527	4,859,009
RBSGC Mortgage Pass-Through Certificates 0.685%, 01/25/37 (b)	2,373,086	1,179,628
Sequoia Mortgage Trust 1.115%, 06/20/33 (b)	161,626	127,832
Structured Adjustable Rate Mortgage Loan Trust 0.555%, 10/25/35 (b)	189,460	113,633
2.452%, 01/25/35 (b)	1,322,934	1,066,442
5.410%, 09/25/35 (b)	2,028,337	1,595,609
Structured Asset Mortgage Investments, Inc. 0.445%, 05/25/46 (b)	383,484	189,514
2.583%, 08/25/35 (b)	179,685	137,599
Voyager DWNYS Delaware Trust (144A) 1.172%, 03/20/47 (b) (d)	240,176	17,548
WaMu Mortgage Pass-Through Certificates 0.505%, 12/25/45 (b)	1,564,599	1,236,020
0.515%, 11/25/45 (b)	2,516,481	1,711,376
0.525%, 07/25/45 (b)	45,690	35,612
0.525%, 10/25/45 (b)	1,451,533	1,114,607
1.062%, 07/25/47 (b)	419,765	123,570
2.492%, 10/25/34 (b)	2,167,738	1,934,722
2.588%, 07/25/47 (b)	4,994,487	2,766,751
2.773%, 04/25/37 (b)	2,193,048	1,542,755
5.837%, 09/25/36 (b)	1,135,136	820,943
Wells Fargo Mortgage-Backed Securities Trust 2.724%, 10/25/35 (b)	259,085	226,595
2.740%, 06/25/35 (b)	225,819	209,408
2.745%, 05/25/36 (b)	389,071	321,570

		57,123,724

Commercial Mortgage-Backed Securities—1.5%
Americold LLC Trust (144A) 4.954%, 01/14/29	600,000	629,065
Commercial Mortgage Asset Trust 7.350%, 01/17/32	555,000	584,606
Credit Suisse Mortgage Capital Certificates 5.595%, 02/15/39 (b)	1,260,000	1,348,298
DBUBS Mortgage Trust (144A) 1.651%, 07/10/21 (b)	3,797,182	228,735
Extended Stay America Trust (144A) 2.951%, 11/05/15	1,477,136	1,452,572
First Union National Bank Commercial Mortgage 1.156%, 05/17/32 (b) (d)	2,552,748	47,695

MSF-220

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
GE Capital Commercial Mortgage Corp. 5.543%, 12/10/49	$550,000	$575,648
Greenwich Capital Commercial Funding Corp. 1.000%, 07/10/38 (b)	70,000	75,371
GS Mortgage Securities Corp. II (144A) 3.679%, 08/10/43	941,605	961,305
JPMorgan Chase Commercial Mortgage Securities Corp. 1.000%, 06/15/49 (b)	200,000	211,808
5.336%, 05/15/47	280,000	289,131
Merrill Lynch Mortgage Trust 5.855%, 05/12/39 (b)	1,890,000	2,086,851
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.750%, 06/12/50 (b)	3,420,000	3,591,120
6.166%, 08/12/49 (b)	235,000	246,963
Morgan Stanley Capital I 5.898%, 10/15/42 (b)	660,000	719,251
WF-RBS Commercial Mortgage Trust (144A) 1.365%, 02/15/44 (b)	4,609,867	262,209

		13,310,628

Total Mortgage-Backed Securities (Identified Cost $85,882,370)		70,434,352

Foreign Government & Agency Obligations—3.8%

Sovereign—3.8%
Brazil Notas do Tesouro Nacional 10.000%, 01/01/17 (BRL)	1,700,000	8,867,545
Japan Bank for International Cooperation 2.875%, 02/02/15	1,580,000	1,672,967
Japan Finance Organization for Municipalities 4.000%, 01/13/21	1,900,000	2,112,019
Malaysia Government Bond 3.835%, 08/12/15 (MYR)	6,480,000	2,062,199
4.262%, 09/15/16 (MYR)	1,835,000	596,385
Mexican Bonos 8.000%, 06/11/20 (MXN)	122,774,000	9,870,923
Mexico Government International Bond 5.625%, 01/15/17	1,430,000	1,593,020
5.875%, 01/15/14	230,000	248,400
6.750%, 09/27/34	3,390,000	4,169,700
Russian Federation 11.000%, 07/24/18	595,000	805,600
Russian Foreign Bond-Eurobond 7.500%, 03/31/30 (b)	1,344,350	1,510,619

Total Foreign Government & Agency Obligations (Identified Cost $35,776,847)		33,509,377

Asset-Backed Securities—3.6%

Asset Backed - Automobile—0.2%
Avis Budget Rental Car Funding AESOP, LLC (144A) 3.150%, 03/20/16	230,000	236,958
4.640%, 05/20/16	500,000	536,164

Security Description	Par Amount	Value

Asset Backed - Automobile—(Continued)
Hertz Vehicle Financing, LLC (144A) 5.290%, 03/25/16	$1,180,000	$1,277,702

		2,050,824

Asset Backed - Home Equity—0.3%
Accredited Mortgage Loan Trust 0.475%, 09/25/35 (b)	92,560	82,542
ACE Securities Corp. 0.575%, 01/25/36 (b)	652,305	43,089
Asset Backed Securities Corp. 3.079%, 04/15/33 (b)	41,338	30,293
Bear Stearns Asset Backed Securities Trust 0.605%, 01/25/34 (b)	20,379	14,769
EMC Mortgage Loan Trust (144A) 0.685%, 05/25/43 (b)	1,486,665	1,051,363
0.935%, 01/25/41 (b)	599,074	460,588
IndyMac Seconds Asset Backed Trust 0.365%, 06/25/36 (b)	2,549,830	325,932
Morgan Stanley Mortgage Loan Trust 0.385%, 03/25/36 (b)	1,237,541	268,946
Structured Asset Securities Corp. 0.515%, 04/25/35 (b)	87,755	77,547
Structured Asset Securities Corp. (144A) 0.345%, 02/25/36 (b)	1,583,764	65,364

		2,420,433

Asset Backed - Other—1.9%
ACE Securities Corp. 0.365%, 02/25/31 (b)	716,245	549,174
Amortizing Residential Collateral Trust 0.735%, 10/25/34 (b)	1,318,327	1,137,060
2.035%, 08/25/32 (b)	92,596	38,345
Bear Stearns Asset Backed Securities Trust 6.000%, 10/25/36	3,528,894	2,472,202
Conseco Financial Corp. 7.070%, 01/15/29	20,070	21,074
Countrywide Asset Backed Certificates 1.485%, 06/25/34 (b)	401,581	111,679
Countrywide Home Equity Loan Trust 0.369%, 12/25/31 (b)	1,205,475	755,826
Countrywide Home Equity Loan Trust (144A) 0.529%, 12/15/33 (b)	479,735	313,027
First Horizon Asset Backed Trust 0.395%, 10/25/34 (b)	206,368	128,580
Greenpoint Manufactured Housing 2.215%, 11/22/31 (b)	475,000	393,597
3.099%, 03/18/29 (b)	725,000	562,733
3.687%, 03/13/32 (b)	750,000	476,489
3.706%, 02/20/32 (b)	550,000	359,763
3.731%, 06/19/29 (b)	375,000	294,048
3.731%, 02/20/30 (b)	350,000	272,742
GSAMP Trust 0.325%, 07/05/36 (b)	789,940	68,978
0.335%, 01/25/36 (b)	113,961	10,989
GSRPM Mortgage Loan Trust (144A) 0.535%, 03/25/35 (b)	1,480,359	1,242,960
Indymac Residential Asset Backed Trust 0.405%, 04/25/36 (b)	347,252	92,823

MSF-221

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

Asset Backed - Other—(Continued)
Lehman XS Trust 0.445%, 09/25/46 (b)	$646,859	$270,122
Long Beach Mortgage Loan Trust 0.751%, 01/21/31 (b)	28,517	19,919
Mid-State Trust 7.340%, 07/01/35	410,252	421,700
Origen Manufactured Housing 0.225%, 10/15/37 (b)	3,025,000	1,931,586
3.756%, 04/15/37 (b)	3,200,000	2,002,477
RAAC Series (144A) 0.485%, 08/25/35 (b)	1,249,535	888,665
SACO I, Inc. 0.495%, 06/25/36 (b)	935,842	305,218
0.575%, 03/25/36 (b)	275,930	91,825
Sail Net Interest Margin Notes (144A) 5.500%, 03/27/34 (c)	35,690	0
7.750%, 04/27/33 (c)	10,486	0
Structured Asset Securities Corp. 0.565%, 02/25/35 (b)	2,378,300	1,937,332

		17,170,933

Asset Backed - Student Loan—1.2%
Education Funding Capital Trust I 1.000%, 12/15/42 (b)	100,000	89,985
1.520%, 12/15/42 (b)	650,000	608,725
Keycorp Student Loan Trust 0.513%, 10/25/32 (b)	1,321,330	1,230,802
Nelnet Student Loan Trust 1.107%, 03/22/32 (b)	6,650,000	5,582,578
Northstar Education Finance, Inc. Zero Coupon, 10/30/45 (b)	100,000	65,250
Pennsylvania Higher Education Assistance Agency 1.729%, 07/25/42 (b)	1,500,000	1,342,496
SLM Student Loan Trust (144A) 0.637%, 12/15/25 (b)	750,000	703,997
1.097%, 03/15/33 (b)	655,921	638,549

		10,262,382

Total Asset-Backed Securities (Identified Cost $41,757,380)		31,904,572

Municipal Bonds & Notes—1.8%

Collateralized-Mortgage Obligation—0.2%
Virginia Housing Development Authority 6.000%, 06/25/34	2,135,305	2,138,209

Municipal Agency—1.6%
Birmingham Commercial Development Authority 5.500%, 04/01/41	70,000	75,021
City of Chicago Illinois 5.500%, 01/01/31	180,000	196,744
5.625%, 01/01/35	90,000	99,151
Clark County Nevada 5.250%, 07/01/39	130,000	134,380

Security Description	Shares/Par Amount	Value

Municipal Agency—(Continued)
Los Angeles Department of Airports 5.000%, 05/15/35	$160,000	$169,875
5.250%, 05/15/39	130,000	140,566
Los Angeles Department of Water & Power 6.574%, 07/01/45	500,000	649,000
Metropolitan Atlanta Rapid Transit Authority 5.000%, 07/01/39	110,000	115,024
Municipal Electric Authority of Georgia 6.637%, 04/01/57	510,000	544,945
6.655%, 04/01/57	280,000	295,747
New York Liberty Development Corp. 5.250%, 10/01/35	280,000	284,992
Northstar Education Finance, Inc. 1.604%, 01/29/46 (b)	100,000	84,775
Pennsylvania Higher Education Assistance Agency 0.281%, 05/01/46 (b)	500,000	468,717
1.063%, 05/01/46 (b)	1,975,000	1,851,557
1.113%, 05/01/46 (b)	3,500,000	3,281,241
San Mateo County Community College District 5.000%, 09/01/38	50,000	51,889
Santa Clara Valley Transportation Authority 5.876%, 04/01/32	880,000	1,052,110
State of California 7.300%, 10/01/39	790,000	939,405
State of Illinois 5.665%, 03/01/18	730,000	785,787
5.877%, 03/01/19	760,000	811,171
Student Loan Funding Corp. 0.368%, 09/01/47 (b)	2,250,000	2,059,994

		14,092,091

Total Municipal Bonds & Notes (Identified Cost $15,355,734)		16,230,300

Preferred Stock—0.5%

Diversified Financial Services—0.5%
Citigroup Capital XIII	122,350	3,231,263
GMAC Capital Trust I	85,000	1,551,250

		4,782,513

Thrifts & Mortgage Finance—0.0%
Federal National Mortgage Association (Series O) (e)	3,950	10,784

Total Preferred Stock (Identified Cost $5,851,109)		4,793,297

Common Stock—0.3%

Building Products—0.0%
Nortek, Inc. (e)	20,436	388,284

Chemicals—0.1%
Georgia Gulf Corp. (a) (e)	38,928	538,374

MSF-222

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stock—(Continued)

Security Description	Shares/Par Amount	Value

Marine—0.1%
DeepOcean Group Holding AS (e)	44,743	$626,402

Media—0.1%
Charter Communications, Inc. (a) (e)	15,892	744,381

Oil, Gas & Consumable Fuels—0.0%
SemGroup Corp. (a) (e)	2,983	59,541

Total Common Stock (Identified Cost $3,336,664)		2,356,982

Term Loans—0.3%

Hotels, Restaurants & Leisure—0.1%
El Pollo Loco, Inc. 1.000%, 07/14/17 (b)	$329,175	304,487

IT Services—0.2%
First Data Corp. 1.000%, 03/24/18 (b)	1,047,353	853,378
3.003%, 09/24/14 (b)	1,270,273	1,107,125

		1,960,503

Total Term Loans (Identified Cost $2,580,193)		2,264,990

Convertible Preferred Stock—0.0%

Diversified Financial Services—0.0%
Citigroup Capital XII (a)	17,050	427,955

Total Convertible Preferred Stock (Identified Cost $429,839)		427,955

Warrants—0.0%

Energy Equipment & Services—0.0%
SemGroup Corp. (e)	3,141	12,753

Yankee—0.0%
Republic of Venezuela (e)	4,550	120,575

Total Warrants (Identified Cost $24,795)		133,328

Short Term Investments—25.1%

Discount Notes—4.6%
Federal Home Loan Mortgage Corp. 0.010%, 12/01/11	$150,000	149,995
0.010%, 12/15/11	11,000,000	10,997,479
0.010%, 01/10/12 (f)	2,020,000	2,019,320
0.010%, 02/23/12	15,000,000	14,993,958
Federal National Mortgage Association 0.010%, 12/07/11 (a)	11,000,000	10,997,953
0.010%, 01/10/12 (f)	160,000	159,951
0.010%, 02/01/12	1,090,000	1,089,665

		40,408,321

Security Description	Shares/Par Amount	Value

Mutual Funds—12.1%
State Street Navigator Securities Lending Prime Prime Portfolio (g)	106,736,914	$106,736,914

Repurchase Agreement—8.4%
Bank of America Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $53,705,045 on 10/03/11, collateralized by $38,270,000 U.S. Treasury Bond due 02/15/26 with a value of $54,779,104.	$53,705,000	53,705,000
Royal Bank of Scotland Repurchase Agreement dated 09/30/11 at 0.050% to be repurchased at $21,095,088 on 10/03/11, collateralized by $18,905,000 Federal Home Loan Mortgage Corp. due 07/17/15 with a value of $21,528,069.	21,095,000	21,095,000

		74,800,000

Total Short Term Investments (Identified Cost $221,945,209)		221,945,235

Total Investments—124.1% (Identified Cost $1,142,795,559) (h)		1,098,480,327
Liabilities in excess of other assets		(213,040,057)

Net Assets—100.0%		$885,440,270

(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $106,025,968 and the collateral received consisted of cash in the amount of $106,736,914 and non-cash collateral with a value of $1,889,486. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2011.
(c)	Non-Income Producing; Defaulted Bond.
(d)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The par amount shown reflects the notional amount of the security.
(e)	Non-Income Producing.
(f)	All or a portion of the security was pledged as collateral against open futures contracts.
(g)	Represents investment of cash collateral received from securities lending transactions.
(h)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $1,142,795,559. The aggregate unrealized appreciation and depreciation of investments was $29,253,367 and $(73,568,599), respectively, resulting in net unrealized depreciation of $(44,315,232) for federal income tax purposes.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2011, the market value of 144A securities was $116,381,816, which is 13.1% of net assets.

MSF-223

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit

Forward Contracts
Forward Foreign Currency Contracts	Counterparty	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of September 30, 2011	Unrealized Appreciation/ (Depreciation)
Australian Dollar (sold)	Citibank N.A.	11/16/2011	3,003,526	$3,029,957	$2,911,406	$118,551
Brazilian Real (bought)	JPMorgan Chase Bank N.A.	11/16/2011	31,905,937	19,863,000	17,066,738	(2,796,262)
Canadian Dollar (bought)	Citibank N.A.	11/16/2011	8,706,000	8,795,538	8,370,555	(424,983)
Canadian Dollar (sold)	Citibank N.A.	11/16/2011	8,706,000	8,812,008	8,370,555	441,453
Euro (sold)	Citibank N.A.	11/16/2011	7,259,004	10,337,366	9,759,970	577,396
Euro (sold)	Citibank N.A.	11/16/2011	6,303,000	8,620,550	8,474,592	145,958
Euro (sold)	JPMorgan Chase Bank N.A.	11/16/2011	6,338,000	8,873,263	8,521,650	351,613
Euro (sold)	UBS AG	11/16/2011	5,003,199	7,063,167	6,726,967	336,200
Singapore Dollar (bought)	Citibank N.A.	11/16/2011	10,799,000	8,930,698	8,299,789	(630,909)

Net Unrealized Depreciation						$(1,880,983)

Futures Contracts
Futures Contracts-Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2011	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	12/20/2011	183	$23,623,509	$23,807,156	$183,647
U.S. Treasury Ultra Long Bond Futures	Chicago Board of Trade	12/20/2011	231	33,457,157	36,642,375	3,185,218

Futures Contracts-Short
U.S. Treasury Note 2 Year Futures	Chicago Board of Trade	12/30/2011	(131)	(28,870,965)	(28,846,610)	24,355
U.S. Treasury Note 5 Year Futures	Chicago Board of Trade	12/30/2011	(602)	(73,713,723)	(73,735,593)	(21,870)
U.S. Treasury Bond 30 Year Futures	Chicago Board of Trade	12/20/2011	(136)	(18,758,964)	(19,397,000)	(638,036)

Net Unrealized Appreciation						$2,733,314

MSF-224

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$424,748,643	$—	$424,748,643
Total U.S. Treasury & Government Agencies*	—	289,731,296	—	289,731,296
Total Mortgage-Backed Securities*	—	70,434,352	—	70,434,352
Total Foreign Government & Agency Obligations*	—	33,509,377	—	33,509,377
Total Asset-Backed Securities*	—	31,904,572	—	31,904,572
Total Municipal Bonds & Notes*	—	16,230,300	—	16,230,300
Preferred Stock
Diversified Financial Services	—	4,782,513	—	4,782,513
Thrifts & Mortgage Finance	10,784	—	—	10,784
Total Preferred Stock	10,784	4,782,513	—	4,793,297
Total Common Stock*	2,356,982	—	—	2,356,982
Total Term Loans*	—	2,264,990	—	2,264,990
Total Convertible Preferred Stock*	427,955	—	—	427,955
Total Warrants*	—	133,328	—	133,328
Short Term Investments
Discount Notes	—	40,408,321	—	40,408,321
Mutual Funds	106,736,914	—	—	106,736,914
Repurchase Agreement	—	74,800,000	—	74,800,000
Total Short Term Investments	106,736,914	115,208,321	—	221,945,235
Total Investments	$109,532,635	$988,947,692	$—	$1,098,480,327

Forward Contracts**
Forward Currency Contracts (Unrealized Appreciation)	$—	$1,971,171	$—	$1,971,171
Forward Currency Contracts (Unrealized Depreciation)	—	(3,852,154)	—	(3,852,154)
Total Forward Contracts (Net Unrealized Depreciation)	—	(1,880,983)	—	(1,880,983)
Futures Contracts**
Futures Contracts Long/Short (Unrealized Appreciation)	3,393,220	—	—	3,393,220
Futures Contracts Long/Short (Unrealized Depreciation)	(659,906)	—	—	(659,906)
Total Futures Contracts (Net Unrealized Appreciation)	2,733,314	—	—	2,733,314

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forward and futures contracts are valued based on the unrealized appreciation/depreciation of the instrument.

MSF-225

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—85.1% of Net Assets

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—35.2%
Fannie Mae 15 Yr. 3.500%, TBA	$71,300,000	$74,441,656
Fannie Mae 15 Yr. Pool 4.500%, 03/01/20	242,221	262,795
5.000%, 03/01/18	580,841	628,711
6.500%, 04/01/13	5,824	6,081
6.500%, 07/01/13	4,326	4,492
6.500%, 06/01/17	223,423	245,427
7.000%, 12/01/14	7,361	7,845
7.000%, 07/01/15	1,857	2,005
7.500%, 02/01/16	44,509	48,950
Fannie Mae 30 Yr. 3.500%, TBA	16,200,000	16,642,970
4.000%, TBA	127,600,000	133,740,750
6.000%, TBA	127,100,000	139,412,813
6.500%, TBA	7,900,000	8,707,281
Fannie Mae 30 Yr. Pool 4.500%, 04/01/41	33,002,131	35,056,168
4.500%, 09/01/41	6,026,858	6,401,967
5.000%, 01/01/39	63,950	69,564
5.000%, 08/01/39	149,348	162,459
5.000%, 12/01/39	84,270	91,668
5.000%, 05/01/40	271,581	295,423
5.000%, 07/01/40	178,897	194,603
5.000%, 11/01/40	3,687,573	4,011,311
5.000%, 01/01/41	98,967	107,655
5.000%, 02/01/41	197,889	215,262
5.000%, 04/01/41	391,086	425,420
5.000%, 05/01/41	7,480,545	8,137,275
5.000%, 06/01/41	497,267	540,923
5.500%, 04/01/35	742,239	821,264
5.500%, 11/01/38	3,839,510	4,226,701
5.500%, 06/01/41	36,223,738	39,409,485
6.500%, 03/01/26	2,718	3,080
6.500%, 04/01/29	169,527	192,034
6.500%, 07/01/32	1,958,747	2,219,666
6.500%, 02/01/36	306,067	342,109
6.500%, 07/01/36	6,017,944	6,696,530
6.500%, 08/01/36	3,746,085	4,168,496
6.500%, 09/01/36	2,798,466	3,114,022
6.500%, 11/01/36	5,488,965	6,107,903
6.500%, 10/01/37	5,082	5,635
6.500%, 10/01/38	18,900,000	21,379,982
6.500%, 10/01/39	551,766	616,742
6.500%, 09/30/41	9,400,000	10,692,500
7.000%, 11/01/23	4,531	5,164
7.000%, 11/01/28	6,052	6,963
7.000%, 02/01/29	4,462	5,134
7.000%, 01/01/30	2,672	3,075
7.500%, 04/01/32	15,844	18,580
8.000%, 05/01/28	6,520	7,611
8.000%, 08/01/30	3,033	3,558
8.000%, 07/01/32	1,308	1,538
11.500%, 09/01/19	76	80
12.000%, 10/01/15	6,772	7,103
Fannie Mae ARM Pool 6.812%, 07/01/37 (a)	128,683	136,710

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae Pool 6.500%, 12/01/27	$6,086	$6,899
6.500%, 05/01/32	145,193	159,380
12.000%, 01/15/16	426	487
12.500%, 09/20/15	381	436
12.500%, 01/15/16	2,930	3,350
Fannie Mae REMICS 5.500%, 07/25/41	6,184,260	7,486,668
6.265%, 10/25/40 (a) (b)	3,143,082	455,747
6.337%, 10/25/41 (a) (b)	20,290,053	3,756,971
9.750%, 11/25/18	5,526,012	6,555,017
9.750%, 08/25/19	1,813,137	2,063,944
Fannie Mae Whole Loan 3.881%, 01/25/43 (a)	598,551	640,917
Freddie Mac 15 Yr. Gold Pool 6.500%, 08/01/13	2,656	2,765
Freddie Mac 30 Yr. 3.500%, TBA	10,900,000	11,189,531
Freddie Mac 30 Yr. Gold Pool 5.000%, 08/01/33	137,758	148,543
5.500%, 12/01/38	4,583,653	4,974,982
6.500%, 03/01/26	1,831	2,080
6.500%, 07/01/26	11,221	12,745
6.500%, 09/01/39	2,148,500	2,408,647
8.000%, 12/01/19	5,220	5,546
8.000%, 09/01/30	11,223	13,304
9.000%, 10/01/17	2,051	2,063
Freddie Mac 30 Yr. Non-Gold Pool 8.000%, 07/01/20	11,793	13,159
Freddie Mac ARM Non-Gold Pool 2.657%, 01/01/35 (a)	45,313	47,957
5.694%, 02/01/37 (a)	33,340	35,496
5.763%, 05/01/37 (a)	78,040	83,255
5.866%, 05/01/37 (a)	90,953	96,798
Freddie Mac REMICS 4.000%, 12/15/38	400,000	423,344
4.500%, 04/15/32	304,579	343,787
8.500%, 06/15/21	66,388	75,296
Ginnie Mae 0.581%, 12/20/60 (a)	25,262,491	24,953,958
0.601%, 12/20/60 (a)	9,926,453	9,806,286
0.681%, 03/20/61 (a)	7,372,918	7,317,445
0.701%, 12/20/60 (a)	29,546,266	29,403,234
0.731%, 12/20/60 (a)	39,689,436	39,498,269
5.170%, 06/20/41 (a) (b)	7,614,068	1,215,850
5.770%, 10/20/39 (a) (b)	11,436,414	1,863,294
5.820%, 12/20/39 (a) (b)	7,102,032	1,212,792
5.820%, 11/20/40 (a) (b)	8,033,954	1,317,245
6.270%, 03/20/39 (a) (b)	2,234,295	337,390
6.320%, 10/20/38 (a) (b)	6,222,141	987,568
6.320%, 11/20/38 (a) (b)	7,717,742	1,156,369
6.400%, 11/20/38 (a) (b)	1,602,719	239,718
6.420%, 01/20/40 (a) (b)	4,781,055	774,326
6.521%, 04/16/39 (a) (b)	7,062,908	909,179
Ginnie Mae 30 Yr. 4.000%, TBA	30,600,000	32,724,797
5.000%, TBA	17,800,000	19,546,625

MSF-226

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae 30 Yr. 5.500%, TBA	$20,200,000	$22,358,875
6.000%, TBA	6,700,000	7,463,172
Ginnie Mae I 30 Yr. Pool 6.000%, 03/15/33	2,705,903	3,032,813
6.500%, 06/15/31	16,223	18,761
6.500%, 08/15/34	420,189	485,921
7.500%, 01/15/29	12,983	15,232
7.500%, 09/15/29	6,649	7,800
7.500%, 02/15/30	4,673	5,491
7.500%, 09/15/30	25,395	29,441
8.500%, 05/15/18	13,772	13,967
8.500%, 06/15/25	75,056	89,327
9.000%, 12/15/16	7,639	8,580
Ginnie Mae II 30 Yr. Pool 4.500%, 11/20/40	853,718	926,840
4.500%, 12/20/40	2,107,076	2,287,551
4.500%, 01/20/41	669,594	726,946
4.500%, 02/20/41	2,795,230	3,034,646
4.500%, 03/20/41	43,241,971	46,945,728
4.500%, 04/20/41	1,765,853	1,917,101
5.000%, 07/20/40	802,852	883,004
5.000%, 08/20/40	3,964,323	4,360,093
6.000%, 11/20/34	5,916	6,628
6.000%, 06/20/35	10,756	12,052
6.000%, 05/20/40	564,306	630,342
6.000%, 06/20/40	1,572,877	1,756,935
6.000%, 08/20/40	709,595	793,741
6.000%, 09/20/40	2,039,099	2,280,901
6.000%, 10/20/40	1,293,539	1,447,739
6.000%, 11/20/40	1,457,523	1,631,271
6.000%, 01/20/41	1,474,853	1,650,667
6.000%, 03/20/41	5,686,387	6,364,249
6.500%, 10/20/37	1,816,298	2,059,208
NCUA Guaranteed Notes 2.900%, 10/29/20 (a)	30,000,000	31,439,649

		889,011,269

Federal Agencies—30.3%
Federal Farm Credit Bank 1.500%, 11/16/15 (c)	20,000,000	20,438,940
1.950%, 11/15/17	19,980,000	20,345,734
2.625%, 04/17/14	25,000,000	26,293,000
Federal Home Loan Bank 1.400%, 07/12/13	25,000,000	25,069,325
2.000%, 09/14/12	20,000,000	20,324,220
2.625%, 12/08/17 (c)	20,000,000	21,211,440
3.625%, 10/18/13 (c)	30,000,000	31,925,220
4.125%, 03/13/20	25,000,000	28,278,175
5.250%, 12/11/20	12,000,000	14,603,724
Federal Home Loan Mortgage Corp. 0.189%, 12/29/11 (a)	12,000,000	12,000,288
1.750%, 09/10/15	65,000,000	67,020,525
4.750%, 11/17/15 (c)	30,000,000	34,481,160
5.000%, 04/18/17	18,000,000	21,365,460
5.125%, 11/17/17	30,000,000	36,099,510
5.250%, 04/18/16 (c)	53,000,000	62,553,515
5.500%, 08/23/17 (c)	10,000,000	12,201,360
6.750%, 03/15/31 (c)	16,000,000	24,215,600

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association Zero Coupon, 10/09/19	$20,000,000	$15,206,940
0.225%, 07/26/12 (a)	13,000,000	13,003,458
1.625%, 10/26/15 (c)	56,000,000	57,427,552
5.000%, 05/11/17 (c)	8,000,000	9,526,832
5.125%, 01/02/14	37,250,000	40,695,662
6.625%, 11/15/30 (c)	24,000,000	35,669,328
7.250%, 05/15/30 (c)	7,000,000	10,925,306
Financing Corp. Fico Zero Coupon, 06/06/19	20,620,000	17,698,455
National Archives Facility Trust 8.500%, 09/01/19	3,845,003	4,830,708
New Valley Generation II 5.572%, 05/01/20	7,582,441	8,776,675
Overseas Private Investment Corp. Zero Coupon, 03/15/18	5,000,000	5,000,487
Zero Coupon, 11/18/13	5,000,000	5,001,190
Tennessee Valley Authority 3.875%, 02/15/21	35,000,000	39,404,505
4.500%, 04/01/18	20,000,000	23,202,760

		764,797,054

U.S. Treasury—19.6%
U.S. Treasury Bonds 6.250%, 08/15/23 (c)	10,000,000	14,253,120
8.000%, 11/15/21 (c)	66,000,000	103,083,750
U.S. Treasury Notes 0.125%, 08/31/13 (c)	20,000,000	19,975,848
0.625%, 02/28/13	60,000,000	60,342,180
2.250%, 07/31/18 (c)	15,000,000	15,829,680
2.375%, 06/30/18	123,000,000	130,841,250
3.125%, 05/15/21	135,000,000	149,839,200

		494,165,028

Total U.S. Treasury & Government Agencies (Identified Cost $2,101,736,937)		2,147,973,351

FDIC-Guaranteed Corporate Bonds & Notes—14.7%

Capital Markets—1.8%
Citigroup Funding, Inc. 0.669%, 03/30/12 (a)	20,000,000	20,021,320
1.875%, 10/22/12	25,000,000	25,394,950

		45,416,270

Commercial Banks—2.8%
Bank of the West 2.150%, 03/27/12 (c)	14,015,000	14,151,702
Citibank N.A. 0.299%, 05/07/12 (a)	13,650,000	13,660,784
1.250%, 11/15/11 (c)	20,000,000	20,017,260
New York Community Bank 3.000%, 12/16/11	12,796,000	12,872,891
SunTrust Bank 3.000%, 11/16/11 (c)	11,350,000	11,388,034

		72,090,671

MSF-227

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FDIC-Guaranteed Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Consumer Finance—0.9%
Ally Financial, Inc. 0.350%, 12/19/12 (a)	$22,485,000	$22,513,623

Diversified Financial Services—6.9%
Bank of America Corp. 2.100%, 04/30/12	17,000,000	17,184,365
Citigroup, Inc. 2.125%, 04/30/12 (d)	33,000,000	33,364,650
General Electric Capital Corp. 0.537%, 03/12/12 (a)	6,725,000	6,738,867
2.200%, 06/08/12	17,000,000	17,231,710
2.625%, 12/28/12 (c)	20,000,000	20,564,660
JPMorgan Chase & Co. 0.608%, 12/26/12 (a)	17,000,000	17,073,474
Private Export Funding Corp. 2.250%, 12/15/17	40,000,000	40,743,164
3.050%, 10/15/14 (c)	20,000,000	21,318,940

		174,219,830

Thrifts & Mortgage Finance—2.3%
NCUA Guaranteed Notes 3.450%, 06/12/21	35,000,000	38,141,950
U.S. Central Federal Credit Union 1.250%, 10/19/11	20,000,000	20,008,660

		58,150,610

Total Corporate Bonds & Notes (Identified Cost $370,751,439)		372,391,004

Mortgage-Backed Securities—5.0%

Collateralized-Mortgage Obligation—3.7%
American Home Mortgage Assets 0.425%, 11/25/36 (a)	3,698,426	1,620,403
0.425%, 09/25/46 (a)	1,274,002	625,850
Banc of America Funding Corp. 2.768%, 06/20/35 (a)	561,128	278,003
5.791%, 10/25/36	37,065	23,674
Banc of America Mortgage Securities, Inc. 2.861%, 07/25/35 (a)	280,307	218,551
Citigroup Mortgage Loan Trust, Inc. 2.500%, 12/25/35 (a)	526,507	451,391
Countrywide Alternative Loan Trust 0.431%, 07/25/36 (a)	6,313,044	2,441,513
0.461%, 07/20/35 (a)	1,939,394	1,220,565
0.525%, 05/25/34 (a)	5,488,836	4,178,113
1.335%, 02/25/36 (a)	3,247,574	1,787,533
Countrywide Home Loan Mortgage Pass-Through Trust (144A) 0.595%, 03/25/35 (a)	242,869	197,089
0.655%, 07/25/36 (a)	1,978,237	1,682,908
Deutsche Mortgage Securities, Inc. (144A) 5.242%, 06/26/35 (a)	4,870,000	4,473,188
FDIC Structured Sale Gauranteed Notes (144A) 0.771%, 02/25/48 (a)	5,193,015	5,201,179

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
First Horizon Alternative Mortgage Securities 0.605%, 02/25/37 (a)	$504,954	$265,757
GMAC Mortgage Corp. Loan Trust 2.879%, 11/19/35 (a)	1,228,324	1,058,239
Greenpoint Mortgage Funding Trust 0.315%, 03/25/37 (a)	461,934	342,213
GSMPS Mortgage Loan Trust (144A)
0.585%, 01/25/35 (a)	670,026	554,422
0.585%, 09/25/35 (a)	856,735	690,095
0.635%, 06/25/34 (a)	1,150,326	928,320
3.885%, 06/25/34 (a)	6,487,837	5,869,144
GSR Mortgage Loan Trust 2.645%, 04/25/35 (a)	1,479,069	1,224,194
Harborview Mortgage Trust 0.380%, 03/19/38 (a)	611,794	318,955
0.410%, 11/19/46 (a)	247,231	119,892
0.430%, 10/19/37 (a)	556,962	317,980
Impac Secured Assets CMN Owner Trust 0.555%, 03/25/36 (a)	6,698,151	2,888,075
JPMorgan Mortgage Trust 2.189%, 07/25/34 (a)	562,238	520,375
Luminent Mortgage Trust 0.425%, 05/25/46 (a)	4,235,993	1,950,552
MASTR Adjustable Rate Mortgages Trust 0.435%, 05/25/47 (a)	8,624,844	4,201,662
1.042%, 12/25/46 (a)	9,747,876	2,451,903
2.262%, 02/25/34 (a)	340,089	259,557
3.453%, 12/25/34 (a)	33,078	24,460
MASTR Reperforming Loan Trust (144A) 0.585%, 05/25/35 (a)	566,475	448,297
3.731%, 05/25/35 (a)	6,215,661	5,105,320
5.334%, 05/25/36 (a)	5,550,479	4,954,718
6.000%, 08/25/34	145,225	141,836
7.000%, 08/25/34	661,225	677,511
MASTR Seasoned Securitization Trust 4.022%, 10/25/32 (a)	43,450	35,669
Merrill Lynch Mortgage Investors, Inc. 0.505%, 04/25/35 (a)	97,332	71,419
Morgan Stanley Mortgage Loan Trust 0.305%, 06/25/36 (a)	1,022,770	456,109
2.492%, 07/25/35 (a)	537,672	365,045
2.512%, 10/25/34 (a)	278,738	247,267
Nomura Asset Acceptance Corp. (144A) 6.500%, 03/25/34	66,788	67,711
Novastar Mortgage-Backed Notes 0.425%, 06/25/36 (a)	4,060,991	2,845,171
Provident Funding Mortgage Loan Trust 2.667%, 05/25/35 (a)	1,858,728	1,557,732
4.381%, 10/25/35 (a)	280,680	244,944
Residential Accredit Loans, Inc. 0.395%, 01/25/37 (a)	725,699	412,730
0.635%, 10/25/45 (a)	641,522	344,228
3.689%, 12/25/35 (a)	3,582,544	1,962,009
Residential Funding Mortgage Securities I 4.750%, 12/25/18	1,308,403	1,337,207
SACO I, Inc. (144A) 8.851%, 06/25/21 (a)	3,008,591	3,153,520

MSF-228

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Structured Adjustable Rate Mortgage Loan Trust 2.568%, 05/25/35 (a)	$7,194,567	$5,474,598
Structured Asset Mortgage Investments, Inc. 0.415%, 09/25/37 (a)	3,960,472	2,410,993
0.415%, 07/25/46 (a)	409,988	229,260
Structured Asset Securities Corp. (144A) 0.585%, 04/25/35 (a)	4,829,897	3,853,896
0.635%, 09/25/33 (a)	68,956	59,786
3.910%, 06/25/35 (a)	288,951	239,218
Thornburg Mortgage Securities Trust 0.365%, 06/25/37 (a)	4,546,033	4,393,491
6.153%, 09/25/37 (a)	204,976	199,409
6.159%, 09/25/37 (a)	206,593	192,436
WaMu Mortgage Pass-Through Certificates 0.495%, 11/25/45 (a)	129,050	99,579
0.505%, 12/25/45 (a)	3,391,005	2,603,631
0.525%, 12/25/45 (a)	275,188	206,358
0.555%, 08/25/45 (a)	319,575	244,039
0.635%, 08/25/45 (a)	656,660	457,089
0.992%, 06/25/47 (a)	349,349	216,978
2.576%, 04/25/35 (a)	100,000	81,098

		93,776,057

Commercial Mortgage-Backed Securities—1.3%
Banc of America Commercial Mortgage, Inc. 5.620%, 02/10/51	80,000	83,900
FDIC Structured Sale Guaranteed Notes (144A) 2.980%, 12/06/20	30,457,154	31,607,217

		31,691,117

Total Mortgage-Backed Securities (Identified Cost $150,209,350)		125,467,174

Asset-Backed Securities—3.0%

Asset Backed - Credit Card—1.8%
Citibank Credit Card Issuance Trust 2.250%, 12/23/14 (c)	42,000,000	42,842,377
Compucredit Acquired Portfolio Voltage Master Trust (144A) 0.399%, 09/15/18 (a)	1,346,298	1,281,281

		44,123,658

Asset Backed - Home Equity—0.1%
Bayview Financial Aquisition Trust 0.822%, 08/28/44 (a)	23,262	22,250
Bayview Financial Asset Trust (144A) 0.835%, 12/25/39 (a)	489,413	384,101
Bear Stearns Asset Backed Securities Trust 0.345%, 10/25/36 (a)	375,696	368,497
EMC Mortgage Loan Trust (144A) 0.685%, 12/25/42 (a)	123,522	95,153
IndyMac Seconds Asset Backed Trust 0.365%, 06/25/36 (a)	5,054,926	646,146

Security Description	Par Amount	Value

Asset Backed - Home Equity—(Continued)
Morgan Stanley Mortgage Loan Trust 0.325%, 09/25/46 (a)	$347,487	$120,365
0.385%, 03/25/36 (a)	2,432,407	528,618
Option One Mortgage Loan Trust 0.815%, 06/25/33 (a)	166,644	136,017
Structured Asset Securities Corp. (144A) 0.345%, 02/25/36 (a)	2,839,853	117,204

		2,418,351

Asset Backed - Other—1.1%
ACE Securities Corp. 0.365%, 02/25/31 (a)	1,407,792	1,079,410
Amortizing Residential Collateral Trust 0.515%, 01/01/32 (a)	88,981	57,668
Countrywide Home Equity Loan Trust 0.357%, 11/15/36 (a)	88,289	67,016
0.369%, 12/25/31 (a)	2,390,166	1,498,620
0.509%, 02/15/34 (a)	471,778	283,557
0.519%, 02/15/34 (a)	296,500	209,916
0.599%, 12/15/28 (a)	122,381	115,533
0.979%, 08/15/37 (a)	470,732	375,905
Fremont Home Loan Trust 0.335%, 08/25/36 (a)	197,476	62,840
GMAC Mortgage Corp. Loan Trust 0.415%, 07/25/36 (a)	1,035,210	634,131
0.445%, 11/25/36 (a)	5,540,112	3,366,305
GSAMP Trust 0.325%, 07/05/36 (a)	1,366,721	119,343
GSR Mortgage Loan Trust 0.505%, 11/25/30 (a)	316,124	18,954
NCUA Guaranteed Notes 0.574%, 12/07/20 (a)	16,599,671	16,633,368
Ownit Mortgage Loan Asset Backed Certificates 5.290%, 12/25/36 (a)	1,575,749	823,384
RAAC Series (144A) 0.505%, 05/25/36 (a)	2,826,031	1,678,290
SACO I, Inc. 0.495%, 06/25/36 (a)	1,658,247	540,826
0.535%, 04/25/36 (a)	693,203	241,429
0.755%, 06/25/36 (a)	27,457	16,435
Soundview Home Equity Loan Trust 5.645%, 10/25/36 (a)	835,978	437,549
WMC Mortgage Loan Pass-Through Certificates 0.861%, 07/20/29 (a)	44,161	39,379

		28,299,858

Total Asset-Backed Securities (Identified Cost $90,859,430)		74,841,867

MSF-229

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Foreign Government & Agency Obligations—0.9%

Security Description	Shares/Par Amount	Value

Sovereign—0.9%
Egypt Government AID Bonds 4.450%, 09/15/15	$20,000,000	$22,612,400

Total Foreign Government & Agency Obligations (Identified Cost $22,448,760)		22,612,400

Short Term Investments—21.2%

Discount Notes—8.7%
Federal Home Loan Bank 0.010%, 05/15/12	37,000,000	36,962,671
Federal Home Loan Mortgage Corp. 0.010%, 12/15/11	30,000,000	29,993,125
0.010%, 01/10/12 (d)	2,650,000	2,649,119
0.010%, 03/20/12	50,000,000	49,967,938
0.010%, 05/15/12	50,000,000	49,959,014
Federal National Mortgage Association 0.010%, 02/01/12	50,000,000	49,984,625

		219,516,492

Mutual Funds—10.5%
State Street Navigator Securities Lending Prime Portfolio (e)	264,388,748	264,388,748

Repurchase Agreement—0.8%
Deutsche Bank Repurchase Agreement dated 09/30/11 at 0.040% to be repurchased at $20,700,069 on 10/03/11, collateralized by $21,130,000 Federal Home Loan Bank due 08/28/12 with a value of $21,114,000.	20,700,000	20,700,000

Security Description	Shares/Par Amount	Value

U.S. Treasury—1.2%
U.S. Treasury Bill 0.010%, 05/03/12	$30,000,000	$29,990,594

Total Short Term Investments (Identified Cost $534,595,834)		534,595,834

Total Investments—129.9% (Identified Cost $3,270,601,750) (f)		3,277,881,630
Liabilities in excess of other assets		(754,542,312)

Net Assets—100.0%		$2,523,339,318

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2011.
(b)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The par amount shown reflects the notional amount of the security.
(c)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $259,725,127 and the collateral received consisted of cash in the amount of $264,388,748. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(d)	All or a portion of the security was pledged as collateral against open futures contracts.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $3,270,601,750. The aggregate unrealized appreciation and depreciation of investments was $59,072,480 and $(51,792,600), respectively, resulting in net unrealized appreciation of $7,279,880 for federal income tax purposes.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2011, the market value of 144A securities was $73,461,404, which is 2.9% of net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.

Futures Contracts
Futures Contracts-Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2011	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	Chicago Board of Trade	12/30/2011	(75)	$(16,547,803)	$(16,515,234)	$32,569
U.S. Treasury Note 5 Year Futures	Chicago Board of Trade	12/30/2011	(307)	(37,617,408)	(37,602,703)	14,705
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	12/20/2011	(1,266)	(163,816,003)	(164,698,687)	(882,684)
U.S. Treasury Bond 30 Year Futures	Chicago Board of Trade	12/20/2011	(346)	(49,774,313)	(49,348,250)	426,063

Net Unrealized Depreciation						$(409,347)

MSF-230

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,147,973,351	$—	$2,147,973,351
Total Corporate Bonds & Notes*	—	372,391,004	—	372,391,004
Total Mortgage-Backed Securities*	—	125,467,174	—	125,467,174
Total Asset-Backed Securities*	—	74,841,867	—	74,841,867
Total Foreign Government & Agency Obligations*	—	22,612,400	—	22,612,400
Short Term Investments
Discount Notes	—	219,516,492	—	219,516,492
Mutual Funds	264,388,748	—	—	264,388,748
Repurchase Agreement	—	20,700,000	—	20,700,000
U.S. Treasury	—	29,990,594	—	29,990,594
Total Short Term Investments	264,388,748	270,207,086	—	534,595,834
Total Investments	$264,388,748	$3,013,492,882	$—	$3,277,881,630

Futures Contracts**
Futures Contracts Short (Unrealized Appreciation)	$473,337	$—	$—	$473,337
Futures Contracts Short (Unrealized Depreciation)	(882,684)	—	—	(882,684)
Total Futures Contracts (Net Unrealized Depreciation)	(409,347)	—	—	(409,347)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures contracts are valued based on the unrealized appreciation/depreciation of the instrument.

MSF-231

Metropolitan Series Fund, Inc.

Zenith Equity Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
FI Value Leaders Portfolio, (Class A) (a)	1,168,321	$137,639,948
Jennison Growth Portfolio, (Class A) (a)	13,544,257	153,050,104
Pioneer Fund Portfolio, (Class A) (b)	11,807,042	141,330,291

Total Mutual Funds (Identified Cost $511,375,609)		432,020,343

Total Investments—100.0% (Identified Cost $511,375,609) (c)		432,020,343
Other assets less liabilities		(71,667)

Net Assets—100.0%		$431,948,676

(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $511,375,609. The aggregate unrealized appreciation and depreciation of investments was $9,301,821 and $(88,657,087), respectively, resulting in net unrealized depreciation of $(79,355,266) for federal income tax purposes.

Transactions in Affiliated Issuers
Underlying Portfolio (Class A)	Number of Shares Held as of December 31, 2010	Shares Purchased	Shares Sold	Number of Shares Held as of September 30, 2011
FI Value Leaders	1,226,778	48,894	107,351	1,168,321
Jennison Growth	14,874,991	52,777	1,383,511	13,544,257
Pioneer Fund	12,970,603	159,985	1,323,546	11,807,042

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2011
FI Value Leaders	$(868,111)	$0	$1,839,391	$137,639,948
Jennison Growth	3,679,802	0	487,783	153,050,104
Pioneer Fund	(1,516,242)	0	2,152,469	141,330,291

	$1,295,449	$0	$4,479,643	$432,020,343

MSF-232

Metropolitan Series Fund, Inc.

Zenith Equity Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$432,020,343	$—	$—	$432,020,343
Total Investments	$432,020,343	$—	$—	$432,020,343

MSF-233

Metropolitan Series Fund, Inc.

Notes to Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; bank loans; and non-U.S. bonds are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MetLife Advisers” or “the Adviser”) or the relevant subadviser pursuant to authorization of the Board of Directors of the Fund (the “Board” or “Directors”). Such quotations use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the Adviser or relevant subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value and are categorized as Level 2 within the fair value hierarchy.

Equity securities such as common stock, exchange-traded funds and preferred stock that are traded on a national securities exchange or other exchanges are valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean between the last available bid and asked price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy. As a general matter, futures contracts are marked-to-market daily.

Options, futures and swap contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a Portfolio security, the fair value of the Portfolio security will be determined in accordance with procedures established by and under the general supervision of the Board. The Board has delegated the determination in good faith of the fair value of securities for which current market quotations are not readily available to the Adviser of the Portfolio. Market quotes and other observable inputs are considered not readily available in circumstances where there is an absence of current or reliable market-based data. In addition, market quotes would be considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. When the Portfolio uses fair value pricing, it may take into account any factors it deems appropriate, including significant unobservable inputs. The value of securities used by the Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. These securities are categorized as Level 3 within the fair value hierarchy.

For information regarding the Metropolitan Series Fund’s other significant accounting policies, please refer to the most recent Semiannual or Annual report.

MSF-234

Item 2. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND, INC.

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President
Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President
Date:	November 28, 2011

By:	/s/ Peter H. Duffy
Name:	Peter H. Duffy
Title:	Treasurer
Date:	November 28, 2011

EXHIBIT LIST

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.